UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
FORM N-CSR
CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES
Investment Company Act file number: 811-06557

RidgeWorth Funds
(Exact name of registrant as specified in charter)
RidgeWorth Capital Management, Inc.
3333 Piedmont Road, Suite 1500
Atlanta, GA 30305
(Address of principal executive offices)(Zip code)

(Name and Address of Agent for Service)	Copy to:

Julia Short RidgeWorth Funds 3333 Piedmont Road, Suite 1500 Atlanta, GA 30305	W. John McGuire, Esq. Thomas S. Harman, Esq. Morgan, Lewis & Bockius LLP 1111 Pennsylvania Ave., NW Washington, DC 20004-2541
Registrant’s telephone number, including area code: 1-888-784-3863
Date of fiscal year end: March 31
Date of reporting period: September 30, 2011

Item 1. Reports to Shareholders.

2011 Semi-Annual Report
Equity Funds
September 30, 2011
RidgeWorth Investments® is the trade name of RidgeWorth Capital Management, Inc.

TABLE OF CONTENTS
RIDGEWORTH FUNDS  September 30, 2011

Letter to Shareholders	1

Industry Allocations	3

Schedules of Portfolio Investments	5

Statements of Assets and Liabilities	42

Statements of Operations	45

Statements of Changes in Net Assets	48

Financial Highlights	57

Notes to Financial Statements	65

Trustees and Officers of the RidgeWorth Funds	84

Additional Information	86

LETTER TO SHAREHOLDERS
September 30, 2011

Dear Valued Client,

The global economy and the financial markets were buffeted by a myriad of cross-currents during the six months ended September 30, 2011. While many of the issues affecting markets during the period were known to investors, the cascade of fundamental, political and financial events intensified and increased market tensions. Despite greatly elevated market volatility, our investment professionals maintained their time-tested investment disciplines and continued to seize investment opportunities and we are once again pleased to report that the RidgeWorth Funds performed well.

We would like to provide you our perspective on the events of the past half year and share our thoughts on what we expect going forward. But, before we delve into our market review and outlook, we want to begin by thanking you, our valued RidgeWorth shareholders. Our efforts are focused on, and dedicated to, helping you achieve your investment goals, and we are grateful that you have placed your trust and confidence in us. It is our mission to maintain that trust and confidence through all we do, not only by providing strong investment performance, but also strong client service through such efforts as the expanded research and analysis that you can find on our web site www.ridgeworth.com. We encourage you to take a few minutes to look at our site if you have not done so recently.

The shape and character of the current recovery, which began in mid-2009, has been measurably different than previous upturns over the past half century. While real GDP in the U.S. finally exceeded the pre-recession peak in the third quarter, signaling the end of the “recovery” phase and beginning the “expansion” phase of the economic cycle, the expansion has been somewhat illusory thus far. The optimism that spread throughout markets quickly reversed as a series of subpar economic metrics came in much worse than expected at midyear. In addition, unemployment and underemployment remained at stubbornly high levels, housing continued to decelerate and home prices fell further, and the European financial crisis took center stage. These factors, combined with our own monetary, fiscal, and political problems brought real fear back into the markets. Global recessionary fears were on the table once again.

As a result, equity markets moved 15%-25% lower, rates cratered and a strong flight to quality in U.S. Treasuries ensued. Treasury bonds outperformed all sectors and styles as credit spreads widened significantly. Although the U.S. credit rating was downgraded, the yield curve went to fifty year lows and the yield on the ten-year Treasury note fell from just under 3.5% on March 31, 2011 to 1.9% on September 30, 2011. High yield bonds weakened following a period of strong outperformance. Headline inflation received a boost from higher energy and food prices, though core inflation pressures remained muted owing to ongoing economic slack. The Federal Reserve took the bold step of stating that economic conditions warranted continued low interest rates through mid-2013, purchasing longer-dated Treasury bonds to lower yields, and said that it would evaluate additional stimulative steps as conditions warrant.

Large-cap and domestic stocks fared the best in a difficult “risk-off” environment, but the S&P 500 Index declined nearly 11% during the period. European and emerging markets were down even more. Energy, industrial, and financial stocks experienced the worst pressure, while more defensive sectors such as staples and utilities fared relatively better. Mid-cap and small-cap markets underperformed the large cap S&P 500 Index.

The RidgeWorth Funds continued to perform well in these extremely volatile markets. More than two-thirds of our Funds beat their Lipper Peer Group averages for the 3- and 5-year periods ended September 30, 2011 (I Shares)1. Over half of our Funds finished in the top quartile for the 5-year period.

As we entered the fourth quarter, the markets remain fixated on the Eurozone financial crisis, the implications for global growth and whether or not austerity and liquidity measures will be enough to offset the massive debt problems. A negative result could lead to more pain and a much deeper recession down the road with markets potentially suffering through a sequel to the earlier 2008 financial crisis.

While only time will provide a precise answer, there is encouraging news from corporate America. Corporate earnings, cash flow from operations, margins and cash residing on balance sheets have been pretty strong. Global growth, while decelerating, has still been positive and valuations remain reasonable.

On the European front, a lasting solution will involve writing down a sizable portion of sovereign debt, strengthening European bank capital levels to absorb these losses, and enhancing the financial stability mechanism to address collectively the current challenge, while adopting meaningful fiscal reform.

Our outlook for the economy and the markets remains cautious but constructive. That said, we continue to monitor key factors that influence the pace of growth including (but not limited to) the health of the U.S. job market, housing prices,

1

LETTER TO SHAREHOLDERS (concluded)
September 30, 2011

corporate earnings guidance, Chinese and emerging country economic growth, inflation, and central bank policies, and of course the EU sovereign debt situation. We are optimistic the equity markets can repair themselves if solid underlying company fundamentals and increasingly compelling absolute and relative valuations continue. We believe that economic growth (slow as it may be) can ultimately stifle a new global recession. The markets will continue to offer opportunities for investors, but investors have to be more selective and company specific. This is an environment that fits well with the RidgeWorth bottom-up approach to security selection. We wish to thank you again for the trust and confidence you have placed in us, and we look forward to continued future success.

Sincerely,

Ashi Parikh

[1]	For the period ended September 30, 2011, 19 of 35, 23 of 35, 28 of 35 and 13 of 24 of the RidgeWorth Funds (I Shares) beat their peer group medians for the 1-, 3-, 5- and 10-year periods, respectively. Lipper rankings are based on total return and do not reflect a sales charge. Past performance does not guarantee future results.

2

INDUSTRY ALLOCATIONS (As a Percentage of Total Investments)
RIDGEWORTH FUNDS  September 30, 2011
(Unaudited)

Aggressive Growth Stock Fund

Information Technology	38.2%

Consumer Discretionary	25.1%

Health Care	10.6%

Industrials	9.1%

Energy	8.1%

Financials	5.6%

Telecommunication Services	2.2%

Money Market Fund	0.9%

Short-Term Investment	0.2%

Emerging Growth Stock Fund

Information Technology	33.1%

Consumer Discretionary	24.1%

Health Care	19.4%

Financials	8.9%

Energy	6.8%

Industrials	5.5%

Short-Term Investment	2.2%

International Equity Fund

Financials	16.6%

Industrials	14.2%

Energy	13.1%

Materials	11.1%

Consumer Discretionary	10.2%

Telecommunication Services	9.2%

Health Care	8.3%

Consumer Staples	6.8%

Utilities	4.7%

Information Technology	3.5%

Money Market Fund	2.0%

Short-Term Investment	0.3%

International Equity Index Fund

Financials	19.8%

Industrials	12.1%

Consumer Discretionary	10.7%

Materials	9.1%

Consumer Staples	8.7%

Health Care	7.3%

Energy	7.2%

Telecommunication Services	6.6%

Utilities	6.0%

Information Technology	5.3%

Exchange Traded Funds	3.8%

Short-Term Investment	3.4%

Large Cap Core Growth Stock Fund

Information Technology	20.7%

Health Care	17.5%

Consumer Discretionary	15.2%

Consumer Staples	13.3%

Energy	10.6%

Financials	10.0%

Industrials	9.2%

Materials	2.1%

Money Market Fund	1.4%

Large Cap Growth Stock Fund

Information Technology	31.0%

Consumer Discretionary	16.5%

Industrials	13.9%

Health Care	11.2%

Consumer Staples	9.8%

Energy	9.4%

Financials	3.7%

Materials	3.4%

Money Market Fund	1.1%

Large Cap Value Equity Fund

Financials	19.1%

Health Care	12.9%

Energy	11.3%

Consumer Discretionary	11.2%

Information Technology	9.5%

Industrials	9.1%

Consumer Staples	8.2%

Utilities	6.5%

Telecommunication Services	4.6%

Money Market Fund	4.2%

Materials	2.7%

Short-Term Investment	0.7%

Portfolio composition is subject to change.

3

INDUSTRY ALLOCATIONS (As a Percentage of Total Investments)
RIDGEWORTH FUNDS  September 30, 2011
(Unaudited)

Mid-Cap Value Equity Fund

Financials	30.4%

Industrials	10.6%

Energy	10.3%

Consumer Discretionary	10.1%

Information Technology	8.2%

Materials	7.6%

Short-Term Investment	5.4%

Utilities	5.4%

Health Care	4.8%

Telecommunication Services	3.5%

Consumer Staples	2.8%

Money Market Fund	0.9%

Select Large Cap Growth Stock Fund

Information Technology	33.9%

Consumer Discretionary	16.0%

Health Care	12.5%

Consumer Staples	11.7%

Energy	9.4%

Industrials	7.9%

Financials	3.8%

Materials	2.4%

Money Market Fund	2.4%

Small Cap Growth Stock Fund

Information Technology	21.6%

Health Care	18.0%

Industrials	16.8%

Consumer Discretionary	15.4%

Short-Term Investment	10.2%

Financials	5.7%

Energy	5.5%

Materials	3.0%

Consumer Staples	2.7%

Money Market Fund	1.1%

Small Cap Value Equity Fund

Industrials	27.3%

Financials	23.1%

Consumer Discretionary	14.4%

Materials	10.5%

Information Technology	6.6%

Health Care	6.5%

Money Market Fund	6.2%

Energy	2.4%

Utilities	2.0%

Consumer Staples	1.0%

Aggressive Growth Allocation Strategy

Equity Funds	79.5%

Exchange Traded Funds	19.8%

Money Market Fund	0.7%

Conservative Allocation Strategy

Fixed Income Funds	64.9%

Equity Funds	27.7%

Exchange Traded Funds	5.6%

Money Market Fund	1.8%

Growth Allocation Strategy

Equity Funds	56.5%

Fixed Income Funds	26.8%

Exchange Traded Funds	15.6%

Money Market Fund	1.1%

Moderate Allocation Strategy

Fixed Income Funds	46.4%

Equity Funds	41.0%

Exchange Traded Funds	11.8%

Money Market Fund	0.8%

Portfolio composition is subject to change.

4

SCHEDULES OF PORTFOLIO INVESTMENTS
RIDGEWORTH FUNDS  September 30, 2011
(Unaudited)

Aggressive Growth Stock Fund

	Shares	Value($)
Common Stocks (99.2%)
Consumer Discretionary (25.2%)
Amazon.com, Inc.*	27,200	5,881,456
Blue Nile, Inc.*	38,500	1,358,280
Chipotle Mexican Grill, Inc.*	4,500	1,363,275
Deckers Outdoor Corp.*	24,000	2,238,240
Lululemon Athletica, Inc.*	46,400	2,257,360
Netflix, Inc.*	19,500	2,206,620
Nordstrom, Inc.	36,700	1,676,456
Priceline.com, Inc.*	6,200	2,786,652
Tesla Motors, Inc.*	60,100	1,465,839
Vera Bradley, Inc.*	28,800	1,038,240

		22,272,418

Energy (8.1%)
Berry Petroleum Co., Cl A	48,500	1,715,930
Energy XXI Bermuda Ltd.*	57,200	1,226,940
FMC Technologies, Inc.*	27,700	1,041,520
Pioneer Natural Resources Co.	12,600	828,702
SandRidge Energy, Inc.*	94,000	522,640
Whiting Petroleum Corp.*	52,400	1,838,192

		7,173,924

Financials (5.6%)
BlackRock, Inc.	10,800	1,598,508
Financial Engines, Inc.*	62,900	1,139,119
Green Dot Corp., Cl A*	25,750	806,490
Portfolio Recovery Associates, Inc.*	22,700	1,412,394

		4,956,511

Health Care (10.6%)
Celgene Corp.*	29,400	1,820,448
Dendreon Corp.*	46,900	422,100
HMS Holdings Corp.*	44,500	1,085,355
Human Genome Sciences, Inc.*	46,300	587,547
Intuitive Surgical, Inc.*	5,500	2,003,540
MAKO Surgical Corp.*	24,400	834,968
Salix Pharmaceuticals Ltd.*	39,700	1,175,120
SXC Health Solutions Corp.*	16,100	896,770
Vertex Pharmaceuticals, Inc.*	13,000	579,020

		9,404,868

Industrials (9.1%)
Alaska Air Group, Inc.*	16,500	928,785
Expeditors International of Washington, Inc.	40,800	1,654,440
Joy Global, Inc.	12,600	785,988
Polypore International, Inc.*	20,700	1,169,964
Precision Castparts Corp.	22,700	3,528,942

		8,068,119

Information Technology (38.3%)
Acme Packet, Inc.*	58,400	2,487,256
Alliance Data Systems Corp.*(a)	9,800	908,460
Altera Corp.	56,600	1,784,598
Apple, Inc.*	6,600	2,515,788
ARM Holdings PLC SP ADR	19,200	489,600
Aruba Networks, Inc.*	69,900	1,461,609
Baidu, Inc. SP ADR*	9,000	962,190
Cognizant Technology Solutions Corp., Cl A*	81,300	5,097,510
EMC Corp.*	35,800	751,442
F5 Networks, Inc.*	42,300	3,005,415
Google, Inc., Cl A*	6,200	3,189,156
MercadoLibre, Inc.	38,600	2,074,750
OpenTable, Inc.*	45,000	2,070,450
QUALCOMM, Inc.	82,400	4,007,112
Skyworks Solutions, Inc.*	50,600	907,764
VeriFone Systems, Inc.*	36,300	1,271,226
VistaPrint NV*	20,000	540,600
Yandex NV Cl A*(a)	19,800	404,118

		33,929,044

Telecommunication Services (2.3%)
NII Holdings, Inc.*	39,900	1,075,305
tw telecom, Inc.*	55,000	908,600

		1,983,905

Total Common Stocks (Cost $68,038,826)		87,788,789

Short-Term Investment (0.2%)
RidgeWorth Funds Securities Lending Joint Account(b)	177,200	177,200

Total Short-Term Investment (Cost $177,200)		177,200

Money Market Fund (0.9%)
State Street Institutional Liquid Reserves Fund, Institutional Class, 0.09%(c)	822,109	822,109

Total Money Market Fund (Cost $822,109)		822,109

Total Investments (Cost $69,038,135) — 100.3%		88,788,098
Liabilities in excess of other assets — (0.3)%		(267,572)

Net Assets — 100.0%		$88,520,526

*	Non-income producing security.

(a)	The security or a partial position of the security was on loan as of September 30, 2011. The total value of securities on loan as of September 30, 2011 was $172,440.

See Notes to Financial Statements.

5

SCHEDULES OF PORTFOLIO INVESTMENTS
RIDGEWORTH FUNDS  September 30, 2011
(Unaudited)

Aggressive Growth Stock Fund — concluded

(b)	Purchased with cash collateral held from securities lending. The value of the collateral could include collateral held for securities that were sold on or before September 30, 2011 (See Notes to Financial Statements).

(c)	Rate disclosed, the 7 day net yield, is as of September 30, 2011.

Investment Abbreviations

SP ADR	— Sponsored American Depositary Receipt

See Notes to Financial Statements.

6

SCHEDULES OF PORTFOLIO INVESTMENTS
RIDGEWORTH FUNDS  September 30, 2011
(Unaudited)

Emerging Growth Stock Fund

	Shares	Value($)
Common Stocks (99.8%)
Consumer Discretionary (24.6%)
Blue Nile, Inc.*	5,600	197,568
Chipotle Mexican Grill, Inc.*	2,400	727,080
Deckers Outdoor Corp.*	4,700	438,322
HomeAway, Inc.*(a)	7,800	262,236
Lululemon Athletica, Inc.*	12,000	583,800
Netflix, Inc.*	4,100	463,956
Shutterfly, Inc.*	8,300	341,794
Tesla Motors, Inc.*	23,200	565,848
Vera Bradley, Inc.*	14,100	508,305

		4,088,909

Energy (6.9%)
Berry Petroleum Co., Cl A	12,200	431,636
Energy XXI Bermuda Ltd.*	22,100	474,045
McMoRan Exploration Co.*	24,800	246,264

		1,151,945

Financials (9.1%)
Financial Engines, Inc.*	38,500	697,235
Green Dot Corp., Cl A*	13,900	435,348
Portfolio Recovery Associates, Inc.*	6,100	379,542

		1,512,125

Health Care (19.8%)
Dendreon Corp.*	35,000	315,000
HMS Holdings Corp.*	22,800	556,092
Human Genome Sciences, Inc.*	16,300	206,847
Illumina, Inc.*	5,600	229,152
IPC The Hospitalist Co.*	7,300	260,537
MAKO Surgical Corp.*	18,500	633,070
Nektar Therapeutics*	15,800	76,630
Salix Pharmaceuticals Ltd.*	11,000	325,600
SXC Health Solutions Corp.*	10,500	584,850
Vertex Pharmaceuticals, Inc.*	2,200	97,988

		3,285,766

Industrials (5.6%)
Alaska Air Group, Inc.*	5,500	309,595
Polypore International, Inc.*	11,000	621,720

		931,315

Information Technology (33.8%)
Acme Packet, Inc.*	16,100	685,699
Alliance Data Systems Corp.*	1,900	176,130
Aruba Networks, Inc.*	30,000	627,300
BroadSoft, Inc.*	18,100	549,335
F5 Networks, Inc.*	9,000	639,450
IPG Photonics Corp.*	5,500	238,920
MercadoLibre, Inc.	9,300	499,875
Mitek Systems, Inc.*(a)	15,100	139,675
OpenTable, Inc.*	10,500	483,105
Skyworks Solutions, Inc.*	27,600	495,144
VeriFone Systems, Inc.*	16,000	560,320
Yandex NV Cl A*	14,600	297,986
Zillow, Inc.*	8,400	229,740

		5,622,679

Total Common Stocks (Cost $16,501,638)		16,592,739

Short-Term Investment (2.3%)
RidgeWorth Funds Securities Lending Joint Account(b)	380,150	380,150

Total Short-Term Investment (Cost $380,150)		380,150

Total Investments (Cost $16,881,788) — 102.1%		16,972,889
Liabilities in excess of other assets — (2.1)%		(354,573)

Net Assets — 100.0%		$16,618,316

*	Non-income producing security.

(a)	The security or a partial position of the security was on loan as of September 30, 2011. The total value of securities on loan as of September 30, 2011 was $369,187.

(b)	Purchased with cash collateral held from securities lending. The value of the collateral could include collateral held for securities that were sold on or before September 30, 2011 (See Notes to Financial Statements).

See Notes to Financial Statements.

7

SCHEDULES OF PORTFOLIO INVESTMENTS
RIDGEWORTH FUNDS  September 30, 2011
(Unaudited)

International Equity Fund

	Shares	Value($)
Foreign Common Stocks (96.1%)
Australia(a) (2.5%)
Australia & New Zealand Banking Group Ltd.	129,215	2,398,384
Bendigo and Adelaide Bank Ltd.	106,503	862,669
Coal & Allied Industries Ltd.	4,696	558,979
National Australia Bank Ltd.	57,262	1,216,322

		5,036,354

Austria(a) (0.6%)
Voestalpine AG	45,132	1,304,642

Belgium(a) (1.8%)
Anheuser-Busch InBev NV	70,397	3,736,611

Canada (0.8%)
Potash Corp. of Saskatchewan, Inc.	36,205	1,564,780

China(a) (1.5%)
Bank of China Ltd.	3,568,000	1,103,302
PetroChina Co. Ltd., Cl H	1,668,061	2,016,336

		3,119,638

Colombia (0.1%)
Petrominerales Ltd.(b)	11,372	223,555

Finland(a) (0.6%)
UPM-Kymmene Oyj	98,649	1,114,440

France(a) (12.0%)
BNP Paribas	21,913	863,868
Cap Gemini SA	34,948	1,161,970
France Telecom SA	106,988	1,751,057
Publicis Groupe SA	70,387	2,937,702
Renault SA	29,957	992,279
Sanofi-Aventis	67,813	4,460,519
Total SA	76,323	3,367,324
Valeo SA	28,895	1,214,609
Veolia Environnement SA	135,903	1,984,737
Vinci SA	52,370	2,246,250
Vivendi SA	161,744	3,293,093

		24,273,408

Germany(a) (9.9%)
Adidas AG	29,668	1,805,474
Allianz SE	31,298	2,933,536
BASF SE	43,027	2,623,158
Deutsche Bank AG	24,895	862,644
Deutsche Lufthansa AG	123,784	1,604,769
E.ON AG	36,733	796,961
Fresenius SE	17,568	1,561,563
Infineon Technologies AG	151,495	1,117,819
MAN SE	20,045	1,553,815
Muenchener Rueckversicherungs AG	11,805	1,466,142
Siemens AG	42,634	3,835,797

		20,161,678

Hong Kong(a) (3.1%)
China Mobile Ltd.	213,500	2,088,379
Digital China Holdings Ltd.	1,590,000	2,069,083
Texwinca Holdings Ltd.	2,041,721	2,091,728

		6,249,190

India(a) (0.5%)
IL&FS Transportation Networks Ltd.	117,395	474,176
IRB Infrastructure Developers Ltd.	183,257	604,803

		1,078,979

Ireland(a) (0.8%)
WPP PLC	171,300	1,586,667

Italy(a) (1.2%)
Enel SpA	556,385	2,456,000

Japan (18.9%)
FUJIFILM Holdings Corp.(a)	43,000	999,341
Honda Motor Co. Ltd.(a)	79,188	2,319,801
ITOCHU Corp.(a)	463,180	4,426,069
JX Holdings, Inc.(a)	604,500	3,392,868
LINTEC Corp.(a)	56,900	1,129,088
Marubeni Corp.(a)	684,000	3,819,427
Mitsubishi Gas Chemical Co., Inc.(a)	237,000	1,454,943
Mitsubishi UFJ Financial Group, Inc.	717,602	3,293,545
Mitsui & Co. Ltd.(a)	40,978	593,577
Nidec Corp.(a)	13,700	1,103,353
NIPPON SHOKUBAI Co. Ltd.(a)	316,000	3,916,350
Nippon Telegraph & Telephone Corp.(a)	54,516	2,611,760
Okinawa Electric Power Co., Inc. (The)(a)	18,200	813,474
Sumitomo Corp.(a)	344,544	4,263,237
Sumitomo Mitsui Financial Group, Inc.(a)	103,005	2,902,224
Takata Corp.(a)	59,277	1,348,646

		38,387,703

Luxembourg(a) (0.2%)
AZ Electronic Materials SA	107,457	369,354

Netherlands (4.8%)
ING Groep NV*(a)	188,691	1,330,999
Koninklijke Ahold NV(a)	214,569	2,523,369
Koninklijke DSM NV(a)	32,495	1,412,836
Koninklijke KPN NV(a)	166,058	2,187,154

See Notes to Financial Statements.

8

SCHEDULES OF PORTFOLIO INVESTMENTS
RIDGEWORTH FUNDS  September 30, 2011
(Unaudited)

International Equity Fund — continued

	Shares	Value($)
Netherlands—continued

Royal Dutch Shell PLC ADR	36,483	2,263,770

		9,718,128

Norway(a) (1.2%)
Telenor ASA	163,071	2,515,079

Singapore(a) (1.1%)
United Overseas Bank Ltd.	45,116	580,136
Venture Corp. Ltd.	334,685	1,695,057

		2,275,193

South Korea(a) (2.8%)
Hyundai Motor Co.	8,836	1,544,689
Korea Gas Corp.	135,408	3,517,475
SKC Co. Ltd.	17,102	563,215

		5,625,379

Spain(a) (1.6%)
Telefonica SA	173,334	3,321,910

Sweden(a) (4.0%)
Alfa Laval AB	96,572	1,520,288
Kinnevik Investment AB, Cl B	187,343	3,466,478
Swedbank AB, Cl A	275,469	3,041,494

		8,028,260

Switzerland(a) (4.0%)
ABB Ltd.*	148,285	2,536,544
Roche Holding AG	24,640	3,979,657
Xstrata PLC	131,781	1,664,089

		8,180,290

Thailand (1.9%)
Bangkok Dusit Medical Services PCL	824,400	1,697,333
Kasikornbank PCL(a)	244,100	910,283
Krung Thai Bank PCL	1,069,900	530,045
PTT PCL	97,000	811,324

		3,948,985

Turkey(a) (0.7%)
Tofas Turk Otomobil Fabrikasi AS	379,421	1,346,013

United Kingdom (19.5%)
3i Group PLC(a)	160,354	466,182
Anglo American PLC(a)	49,481	1,702,692
AstraZeneca PLC(a)	111,639	4,954,479
Aviva PLC(a)	378,326	1,779,219
BP PLC(a)	124,521	746,588
BP PLC SP ADR	119,044	4,293,917
British American Tobacco PLC(a)	114,998	4,855,826
BT Group PLC(a)	1,058,873	2,838,123
Legal & General Group PLC(a)	1,197,864	1,789,037
Old Mutual PLC(a)	910,666	1,477,696
Rio Tinto PLC SP ADR	78,582	3,463,895
Royal Dutch Shell PLC, Cl A(a)	110,471	3,413,222
Royal Dutch Shell PLC, Cl B(a)	109,127	3,395,457
SABMiller PLC(a)	80,145	2,615,053
Subsea 7 SA*(a)	95,447	1,813,105

		39,604,491

Total Foreign Common Stocks (Cost $209,004,915)		195,226,727

Foreign Preferred Stocks (0.6%)
Brazil (0.6%)
Telecomunicacoes de Sao Paulo SA, 10.81%	43,106	1,141,699

Total Foreign Preferred Stocks (Cost $834,581)		1,141,699

Short-Term Investment (0.3%)
RidgeWorth Funds Securities Lending Joint Account(c)	664,950	664,950

Total Short-Term Investment (Cost $664,950)		664,950

Money Market Fund (2.0%)
State Street Institutional Liquid Reserves Fund, Institutional Class, 0.09%(d)	3,946,897	3,946,897

Total Money Market Fund (Cost $3,946,897)		3,946,897

Total Investments (Cost $214,451,343) — 99.0%		200,980,273
Other assets in excess of liabilities — 1.0%		2,102,972

Net Assets — 100.0%		$203,083,245

*	Non-income producing security.

(a)	Valued at fair value using procedures approved by the Board (See Notes to Financial Statements).

(b)	The security or a partial position of the security was on loan as of September 30, 2011. The total value of securities on loan as of September 30, 2011 was $632,495. Due to sale activity on September 30, 2011, $622,050 of the collateral was returned to the securities lending agent on October 4, 2011.

(c)	Purchased with cash collateral held from securities lending. The value of the collateral could include collateral held for securities

See Notes to Financial Statements.

9

SCHEDULES OF PORTFOLIO INVESTMENTS
RIDGEWORTH FUNDS  September 30, 2011
(Unaudited)

International Equity Fund — concluded

that were sold on or before September 30, 2011 (See Notes to Financial Statements).

(d)	Rate disclosed, the 7 day net yield, is as of September 30, 2011.

Investment Abbreviations

ADR	— American Depositary Receipt

PCL	— Public Company Limited

SP ADR	— Sponsored American Depositary Receipt

See Notes to Financial Statements.

10

SCHEDULES OF PORTFOLIO INVESTMENTS
RIDGEWORTH FUNDS  September 30, 2011
(Unaudited)

International Equity Index Fund

	Shares	Value($)
Foreign Common Stocks (94.7%)
Australia (5.0%)
AGL Energy Ltd.(a)	10,938	149,977
Alumina Ltd.(a)	58,186	81,137
Amcor Ltd.(a)	29,006	192,030
AMP Ltd.(a)	67,128	252,137
Asciano Ltd.(a)	70,139	96,636
ASX Ltd.(a)	4,165	120,976
Australia & New Zealand Banking Group Ltd.(a)	61,161	1,135,221
Bendigo and Adelaide Bank Ltd.(a)	8,879	71,919
BGP Holdings PLC(a)(b)	737,041	—
BHP Billiton Ltd.(a)	75,942	2,514,472
BlueScope Steel Ltd.(a)	43,222	29,803
Boral Ltd.(a)	17,079	56,836
Brambles Ltd.(a)	34,193	210,792
Caltex Australia Ltd.(a)	3,251	33,507
CFS Retail Property Trust REIT(a)	44,163	74,109
Coca-Cola Amatil Ltd.(a)	13,307	152,443
Cochlear Ltd.(a)	1,348	59,756
Commonwealth Bank of Australia(a)	36,558	1,589,894
Computershare Ltd.(a)	10,481	74,630
Crown Ltd.(a)	10,639	81,048
CSL Ltd.(a)	13,054	370,595
Dexus Property Group REIT(a)	115,486	91,028
Echo Entertainment Group Ltd.*	12,563	44,374
Fairfax Media Ltd.(a)(c)	53,034	41,679
Fortescue Metals Group Ltd.(a)	29,555	123,452
Foster’s Group Ltd.(a)	46,765	237,461
Goodman Group(a)	164,716	90,246
GPT Group REIT(a)	41,637	125,233
Harvey Norman Holdings Ltd.(a)	12,556	25,799
Iluka Resources Ltd.(a)	9,660	113,067
Incitec Pivot Ltd.(a)	37,817	117,168
Insurance Australia Group Ltd.(a)	49,899	144,449
Leighton Holdings Ltd.(a)	3,581	63,600
Lend Lease Group(a)	12,666	85,065
Lynas Corp. Ltd.*(a)	40,503	41,454
Macarthur Coal Ltd.(a)	3,901	59,652
Macquarie Group Ltd.(a)	8,135	175,927
MAp Group(a)	8,836	27,360
Metcash Ltd.(a)	18,113	71,402
Mirvac Group REIT(a)	81,078	89,138
National Australia Bank Ltd.(a)	51,073	1,084,859
Newcrest Mining Ltd.(a)	18,288	602,793
OneSteel Ltd.(a)	30,904	36,218
Orica Ltd.(a)	8,635	193,788
Origin Energy Ltd.(a)	25,068	320,771
OZ Minerals Ltd.(a)	7,670	68,330
Paladin Energy Ltd.*(a)	16,500	18,934
Qantas Airways Ltd.*(a)	26,968	36,151
QBE Insurance Group Ltd.(a)	24,775	304,243
QR National Ltd.(a)	40,040	121,079
Ramsay Health Care Ltd.(a)	3,074	56,119
Rio Tinto Ltd.(a)	10,317	604,302
Santos Ltd.(a)	20,425	221,048
Sims Metal Management Ltd.	3,910	46,918
Sonic Healthcare Ltd.(a)	8,736	95,487
SP Ausnet(a)	32,991	29,629
Stockland REIT(a)	56,563	157,442
Suncorp Group Ltd.(a)	30,415	231,569
TABCORP Holdings Ltd.(a)	16,256	40,058
Tatts Group Ltd.(a)	30,466	65,182
Telstra Corp. Ltd.(a)	104,740	311,939
Toll Holdings Ltd.(a)	15,651	65,632
Transurban Group(a)	30,781	160,035
Wesfarmers Ltd.(a)	23,919	722,703
Wesfarmers Ltd. PPS(a)	3,610	111,069
Westfield Group REIT(a)	52,126	386,551
Westfield Retail Trust REIT(a)	69,660	162,118
Westpac Banking Corp.(a)	70,562	1,366,451
Woodside Petroleum Ltd.(a)	14,871	460,758
Woolworths Ltd.(a)	28,681	685,377
WorleyParsons Ltd.(a)	4,589	114,503

		17,997,528

Austria(a) (1.2%)
Erste Group Bank AG	36,237	924,187
Immofinanz AG*(c)	179,827	508,393
OMV AG	28,446	846,736
Raiffeisen Bank International AG(c)	9,394	271,924
Telekom Austria AG	64,041	646,328
Verbund AG	12,836	369,422
Vienna Insurance Group	7,316	278,131
Voestalpine AG	20,870	603,295

		4,448,416

See Notes to Financial Statements.

11

SCHEDULES OF PORTFOLIO INVESTMENTS
RIDGEWORTH FUNDS  September 30, 2011
(Unaudited)

International Equity Index Fund — continued

	Shares	Value($)
Belgium(a) (1.9%)
Ageas	168,830	290,746
Anheuser-Busch InBev NV	61,099	3,243,081
Bekaert SA	2,917	118,759
Belgacom SA	11,667	351,129
Colruyt SA(c)	5,799	240,908
Delhaize Group SA	7,867	459,898
Dexia SA*(c)	47,516	90,379
Groupe Bruxelles Lambert SA	6,163	432,851
KBC Groep NV	12,143	280,149
Mobistar SA	2,290	130,729
Solvay SA	4,467	420,618
UCB SA	7,708	328,491
Umicore	8,676	314,528

		6,702,266

Cayman Islands(a)(d) (0.0%)
Sands China Ltd.*	31,687	74,138
Wynn Macau Ltd.	21,016	49,434

		123,572

Cyprus(a) (0.1%)
Bank of Cyprus Public Co. Ltd.	187,462	289,447

Denmark(a) (1.2%)
A.P. Moller — Maersk A/S, Cl B	63	370,076
A.P. Moller — Maersk A/S, Cl A	26	145,532
Carlsberg A/S, Cl B	5,169	306,311
Coloplast A/S, Cl B	1,038	149,577
Danske Bank A/S*	31,750	444,061
DSV A/S	9,628	173,230
Novo Nordisk A/S, Cl B	19,737	1,968,453
Novozymes A/S, Cl B	2,103	299,001
Pandora A/S(c)	2,729	18,195
TDC A/S	16,870	137,822
Tryg A/S	1,149	60,414
Vestas Wind Systems A/S*	9,291	150,573
William Demant Holding A/S*	1,055	79,355

		4,302,600

Finland(a) (0.8%)
Elisa Oyj	5,172	105,728
Fortum Oyj	15,760	370,972
Kesko Oyj, Cl B	2,446	75,256
Kone Oyj, Cl B	5,606	266,639
Metso Oyj	4,604	134,763
Neste Oil Oyj	4,731	41,058
Nokia Oyj	136,867	773,951
Nokian Renkaat Oyj	3,893	116,548
Orion Oyj, Cl B	3,384	68,141
Outokumpu Oyj(c)	4,734	31,063
Pohjola Bank PLC	5,024	52,852
Rautaruukki Oyj	3,048	30,565
Sampo Oyj, Cl A	15,065	378,395
Sanoma Oyj(c)	2,969	34,904
Stora Enso Oyj	20,953	122,641
UPM-Kymmene Oyj	18,791	212,282
Wartsila Oyj	6,026	142,986

		2,958,744

France(a) (9.4%)
Accor SA	5,945	158,304
Aeroports de Paris	1,406	105,757
Air France-KLM*	5,587	40,835
Air Liquide SA*	17,547	2,068,286
Air Liquide SA*(b)	2,545	299,982
Alcatel-Lucent*	94,060	272,727
Alstom	8,268	272,335
Arkema SA	2,258	130,758
Atos Origin SA	2,047	88,349
AXA SA	69,835	908,544
BNP Paribas	39,237	1,546,825
Bouygues SA	9,675	320,062
Bureau Veritas SA	2,271	163,251
Cap Gemini SA	6,038	200,755
Carrefour SA	23,627	538,034
Casino Guichard-Perrachon SA	2,260	176,405
Christian Dior SA	2,234	250,123
CNP Assurances	5,977	88,005
Compagnie de Saint — Gobain	16,245	619,768
Compagnie Generale d’Optique Essilor International SA	8,188	588,823
Compagnie Generale de Geophysique-Veritas*	5,747	101,225
Compagnie Generale des Etablissements Michelin, Cl B	7,080	423,440
Credit Agricole SA	39,549	271,991
Danone SA	23,705	1,457,224
Dassault Systemes SA	2,410	170,182
Edenred	6,452	153,705
Eiffage SA(c)	1,655	51,049
Electricite de France	9,764	282,775
Eramet	215	29,684
Eurazeo	1,254	52,668
European Aeronautic Defence and Space Co.	16,470	462,953

See Notes to Financial Statements.

12

SCHEDULES OF PORTFOLIO INVESTMENTS
RIDGEWORTH FUNDS  September 30, 2011
(Unaudited)

International Equity Index Fund — continued

	Shares	Value($)
France(a)—continued

Eutelsat Communications	4,038	162,215
Fonciere Des Regions	1,129	78,755
France Telecom SA	75,968	1,243,357
GDF SUEZ	50,243	1,492,803
Gecina SA	896	78,318
Groupe Eurotunnel SA	21,289	180,427
ICADE REIT	952	74,381
Iliad SA	779	87,026
Imerys	1,385	69,282
JCDecaux SA*	2,716	67,408
Klepierre	4,257	119,329
L’Oreal SA	9,732	949,383
Lagardere SCA	4,849	119,108
Legrand SA	7,952	247,899
LVMH Moet Hennessy Louis Vuitton SA	10,000	1,320,004
Metropole Television SA	2,377	38,539
Natixis	35,703	112,313
Neopost SA	1,313	96,276
Pernod-Ricard SA	8,073	632,056
Peugeot SA	6,095	129,664
PPR	3,100	400,710
Publicis Groupe SA	5,038	210,268
Renault SA	7,786	257,899
Safran SA	6,635	202,971
Sanofi-Aventis	45,537	2,995,276
Schneider Electric SA	19,488	1,042,910
Scor SE	6,874	148,280
Societe BIC SA	1,179	100,384
Societe Generale	25,997	680,544
Societe Lafarge(b)	12,479	434,687
Societe Television Francaise 1	4,861	60,432
Sodexo	3,818	251,404
Suez Environnement SA	10,822	150,610
Technip SA	3,946	316,142
Thales SA	4,064	127,030
Total SA	85,749	3,783,193
Unibail-Rodamco	3,718	663,428
Vallourec SA	4,501	257,758
Veolia Environnement SA	14,075	205,552
Vinci SA	17,998	771,969
Vivendi SA	50,171	1,021,477
Wendel SA	1,324	82,974

		33,759,265

Germany (11.0%)
Adidas AG(a)	12,726	774,453
Allianz SE(a)	27,554	2,582,614
Axel Springer AG(a)	2,453	84,428
BASF SE(a)	55,295	3,371,082
Bayer AG(a)	50,480	2,785,680
Bayerische Motoren Werke AG(a)	19,825	1,309,663
Beiersdorf AG(a)	6,180	330,689
Brenntag AG(a)	2,063	178,964
Celesio AG(a)	5,307	69,837
Commerzbank AG*(a)	224,661	563,039
Continental AG*(a)	4,847	279,769
Daimler AG(a)	55,832	2,483,096
Deutsche Bank AG(a)	57,302	1,985,589
Deutsche Boerse AG*	12,094	611,661
Deutsche Lufthansa AG(a)	14,179	183,820
Deutsche Post AG(a)	51,804	663,236
Deutsche Telekom AG(a)	172,156	2,020,741
E.ON AG(a)	109,436	2,374,328
Fraport AG(a)	2,257	132,900
Fresenius SE(a)	6,885	611,985
GEA Group AG(a)	10,395	242,647
Hannover Rueckversicherung AG(a)	3,667	165,791
Heidelberg Cement AG(a)	8,606	312,650
Henkel AG & Co. KGaA(a)	8,021	351,540
Hochtief AG(a)	2,574	160,774
Infineon Technologies AG(a)	67,562	498,512
K+S AG(a)	10,465	547,833
Kabel Deutschland Holding AG*(a)	4,474	239,873
Lanxess AG(a)	5,068	243,111
Linde AG(a)	10,283	1,376,004
MAN SE(a)	4,117	319,135
Merck KGaA(a)	4,005	328,044
Metro AG(a)	7,959	337,849
Muenchener Rueckversicherungs AG(a)	11,564	1,436,211
RWE AG(a)	25,610	944,706
Salzgitter AG(a)	2,390	114,704
SAP AG(a)	56,217	2,860,446
Siemens AG(a)	49,865	4,486,372
Suedzucker AG(a)	4,048	115,008
ThyssenKrupp AG(a)	20,113	494,204
TUI AG*(a)	9,441	48,538
United Internet AG(a)	6,871	116,150
Volkswagen AG(a)	1,758	216,601
Wacker Chemie AG(a)(c)	947	84,075

		39,438,352

See Notes to Financial Statements.

13

SCHEDULES OF PORTFOLIO INVESTMENTS
RIDGEWORTH FUNDS  September 30, 2011
(Unaudited)

International Equity Index Fund — continued

	Shares	Value($)
Greece(a) (0.8%)
Alpha Bank AE*	120,640	210,442
Coca-Cola Hellenic Bottling Co. SA*	43,421	765,277
EFG Eurobank Ergasias SA*	70,781	86,633
Hellenic Telecommunications Organization SA	56,536	240,322
National Bank of Greece SA*	207,964	752,388
OPAP SA	52,811	532,657
Public Power Corp. SA	25,366	201,480

		2,789,199

Guernsey(a)(d) (0.0%)
Resolution Ltd.	23,371	89,555

Hong Kong (0.9%)
AIA Group Ltd.(a)	99,881	284,125
ASM Pacific Technology Ltd.(a)	2,540	24,810
Bank of East Asia Ltd.(a)	20,230	61,874
BOC Hong Kong Holdings Ltd.(a)	48,528	103,464
Cathay Pacific Airways Ltd.(a)	14,843	24,414
Cheung Kong (Holdings) Ltd.(a)	17,239	187,427
Cheung Kong Infrastructure Holdings Ltd.(a)	5,854	34,179
CLP Holdings Ltd.(a)	24,866	223,547
Esprit Holdings Ltd.(a)	15,901	19,358
Foxconn International Holdings Ltd.*(a)(c)	28,624	14,787
Galaxy Entertainment Group Ltd.*(a)	15,803	22,841
Hang Lung Group Ltd.(a)	11,503	58,685
Hang Lung Properties Ltd.(a)	31,935	96,032
Hang Seng Bank Ltd.(a)	9,924	116,320
Henderson Land Development Co. Ltd.(a)	14,358	64,553
Hong Kong & China Gas Co. Ltd. (The)(a)	61,662	139,268
Hong Kong Electric Holdings Ltd.(a)	18,200	140,061
Hong Kong Exchanges & Clearing Ltd.(a)	13,339	193,831
Hopewell Holdings Ltd.(a)	7,081	20,317
Hutchison Whampoa Ltd.(a)	27,113	200,648
Hysan Development Co. Ltd.(a)	8,257	24,701
Kerry Properties Ltd.(a)	9,007	28,749
Li & Fung Ltd.(a)	73,707	123,544
Lifestyle International Holdings Ltd.(a)	7,393	18,511
Link REIT (The)(a)	29,076	91,677
MTR Corp.(a)	18,621	55,856
New World Development Ltd.(a)	31,501	30,160
Newton Resources Ltd.*	391	47
Noble Group Ltd.(a)	79,598	79,412
NWS Holdings Ltd.(a)	16,372	21,788
Orient Overseas International Ltd.(a)	3,031	12,109
PCCW Ltd.(a)	52,824	19,714
Shangri-La Asia Ltd.(a)	18,968	36,217
Sino Land Co. Ltd.(a)	32,366	42,989
SJM Holdings Ltd.(a)	22,210	39,347
Sun Hung Kai Properties Ltd.(a)	17,664	202,642
Swire Pacific Ltd.(a)	9,132	94,413
Wharf Holdings Ltd. (The)(a)	19,197	94,955
Wheelock & Co. Ltd.(a)	12,192	36,073
Wing Hang Bank Ltd.(a)	2,364	19,186
Yue Yuen Industrial (Holdings) Ltd.(a)	9,544	24,805

		3,127,436

Ireland(a) (1.0%)
Anglo Irish Bank PLC*(b)	8,839	—
Anglo Irish Bank PLC*(b)(c)	143,993	—
CRH PLC	100,270	1,549,655
Elan Corp. PLC*	65,674	696,134
Experian PLC	16,243	182,338
James Hardie Industries SE*	10,193	55,735
Kerry Group PLC, Cl A	20,532	718,117
Ryanair Holdings PLC	51,193	226,162
WPP PLC	20,829	192,929

		3,621,070

Israel (0.9%)
Bank Hapoalim BM(a)	52,298	180,568
Bank Leumi Le-Israel BM(a)	58,969	180,660
Bezeq Israeli Telecommunication Corp. Ltd.(a)	83,551	156,334
Cellcom Israel Ltd.(a)	2,649	54,080
Delek Group Ltd.(a)	232	35,173

See Notes to Financial Statements.

14

SCHEDULES OF PORTFOLIO INVESTMENTS
RIDGEWORTH FUNDS  September 30, 2011
(Unaudited)

International Equity Index Fund — continued

	Shares	Value($)
Israel—continued

Elbit Systems Ltd.(a)	1,174	45,714
Israel Chemicals Ltd.(a)	21,595	245,930
Israel Corp. Ltd. (The)(a)	114	72,998
Israel Discount Bank Ltd., Cl A*(a)	39,355	57,725
Makhteshim-Agan Industries Ltd.*(a)	11,338	62,048
Mizrahi Tefahot Bank Ltd.(a)	6,033	49,557
NICE Systems Ltd.*(a)	3,077	92,601
Partner Communications Co. Ltd.(a)	4,130	39,136
Teva Pharmaceutical Industries Ltd.(a)	46,836	1,735,282
Teva Pharmaceutical Industries Ltd. SP ADR	3,301	122,863

		3,130,669

Italy(a) (6.8%)
A2A SpA	129,105	160,610
Assicurazioni Generali SpA	139,405	2,207,647
Atlantia SpA	42,800	615,399
Autogrill SpA	13,418	134,914
Banca Carige SpA(c)	77,153	149,211
Banca Monte dei Paschi di Siena SpA	290,740	161,461
Banco Popolare Scarl	212,605	351,523
Enel Green Power SpA	209,666	477,684
Enel SpA	773,851	3,415,941
Eni SpA	282,262	4,965,756
Exor SpA	7,502	146,838
Fiat Industrial SpA*	89,114	665,878
Fiat SpA	88,904	479,997
Finmeccanica SpA	47,802	330,752
Intesa Sanpaolo SpA	1,205,719	1,890,859
Intesa Sanpaolo SpA — RSP	111,753	143,651
Luxottica Group SpA	13,833	351,569
Mediaset SpA	84,385	265,779
Mediobanca SpA	63,752	500,497
Parmalat SpA	36,579	77,233
Pirelli & C SpA	27,780	197,597
Prysmian SpA	23,462	308,229
Saipem SpA	31,132	1,092,651
Snam Rete Gas SpA	189,824	876,344
Telecom Italia SpA	1,119,811	1,216,685
Telecom Italia SpA	716,213	696,537
Terna SpA	142,249	527,495
UniCredit SpA	1,609,531	1,706,697
Unione di Banche Italiane SpA	94,011	348,026

		24,463,460

Japan (27.0%)
ABC-Mart, Inc.(a)	1,223	47,012
ADVANTEST Corp.(a)	6,756	72,824
AEON Co. Ltd.(a)	27,505	372,050
AEON Credit Service Co. Ltd.(a)	3,694	56,830
AEON Mall Co. Ltd.(a)	3,444	78,668
Air Water, Inc.(a)	6,830	84,421
Aisin Seiki Co. Ltd.(a)	8,717	290,236
Ajinomoto Co., Inc.(a)	29,926	353,512
Alfresa Holdings Corp.(a)	1,729	72,290
All Nippon Airways Co. Ltd.(a)(c)	38,235	119,663
Amada Co. Ltd.(a)	15,807	103,978
Aozora Bank Ltd.(a)(c)	25,660	59,080
Asahi Breweries Ltd.(a)	17,721	375,497
Asahi Glass Co. Ltd.(a)	46,262	451,666
Asahi Kasei Corp.(a)	58,287	349,322
ASICS Corp.(a)	6,821	93,137
Astellas Pharma, Inc.(a)	20,529	774,906
Bank of Kyoto Ltd. (The)(a)	14,469	128,823
Bank of Yokohama Ltd. (The)(a)	56,660	284,133
Benesse Holdings, Inc.(a)	3,186	141,140
Bridgestone Corp.(a)	29,386	666,758
Brother Industries Ltd.(a)	10,998	129,212
Canon, Inc.(a)	51,905	2,356,800
Casio Computer Co. Ltd.(a)	10,895	68,982
Central Japan Railway Co.(a)	69	602,149
Chiba Bank Ltd. (The)(a)	35,999	249,687
Chiyoda Corp.(a)	7,179	69,989
Chubu Electric Power Co., Inc.(a)	31,384	587,795
Chugai Pharmaceutical Co. Ltd.(a)	10,263	173,860
Chugoku Bank Ltd. (The)(a)	8,135	119,800
Chugoku Electric Power Co., Inc. (The)(a)	13,689	240,770
Chuo Mitsui Trust Holdings, Inc.(a)	141,910	469,707
Citizen Holdings Co. Ltd.(a)	11,986	59,680
Coca-Cola West Co. Ltd.(a)	2,785	53,422
Cosmo Oil Co. Ltd.(a)	27,080	67,026
Credit Saison Co. Ltd.(a)	6,825	131,591
Dai Nippon Printing Co. Ltd.(a)	25,230	260,906
Dai-ichi Life Insurance Co. Ltd. (The)(a)	414	427,934
Daicel Chemical Industries Ltd.(a)	13,771	78,398
Daido Steel Co. Ltd.(a)	12,950	77,451

See Notes to Financial Statements.

15

SCHEDULES OF PORTFOLIO INVESTMENTS
RIDGEWORTH FUNDS  September 30, 2011
(Unaudited)

International Equity Index Fund — continued

	Shares	Value($)
Japan—continued

Daihatsu Motor Co. Ltd.(a)	8,899	161,473
Daiichi Sankyo Co. Ltd.(a)	30,774	641,530
Daikin Industries Ltd.(a)	10,385	297,450
Dainippon Sumitomo Pharma Co. Ltd.(a)	7,183	78,942
Daito Trust Construction Co. Ltd.(a)	3,363	308,317
Daiwa House Industry Co. Ltd.(a)	22,232	284,666
Daiwa Securities Group, Inc.(a)	77,323	288,744
DeNa Co. Ltd.(a)	4,563	191,151
Denki Kagaku Kogyo Kabushiki Kaisha(a)	22,384	85,341
DENSO Corp.(a)	22,203	713,762
Dentsu, Inc.(a)	8,119	257,231
East Japan Railway Co.(a)	15,772	956,203
Eisai Co. Ltd.(a)	11,477	463,080
Electric Power Development Co. Ltd.(a)	5,420	160,160
Elpida Memory, Inc.*(a)(c)	8,844	55,316
FamilyMart Co. Ltd.(a)	2,862	109,307
FANUC LTD.(a)	8,624	1,187,920
Fast Retailing Co. Ltd.(a)	2,354	421,594
Fuji Electric Holdings Co. Ltd.(a)(c)	25,146	65,094
Fuji Heavy Industries Ltd.(a)	26,518	155,701
FUJIFILM Holdings Corp.(a)	20,993	487,888
Fujitsu Ltd.(a)	85,204	401,809
Fukuoka Financial Group, Inc.(a)	36,254	151,693
Furukawa Electric Co. Ltd.(a)	27,334	74,444
Gree, Inc.(a)	4,198	128,028
GS Yuasa Corp.(a)(c)	15,321	71,841
Gunma Bank Ltd. (The)(a)	17,490	97,487
Hachijuni Bank Ltd. (The)(a)	19,268	118,030
Hakuhodo DY Holdings, Inc.(a)	1,058	61,378
Hamamatsu Photonics K.K.(a)	3,120	125,755
Hino Motors Ltd.(a)	11,909	70,856
Hirose Electric Co. Ltd.(a)	1,495	138,980
Hiroshima Bank Ltd. (The)(a)	22,713	112,416
Hisamitsu Pharmaceutical Co., Inc.(a)	2,780	133,576
Hitachi Chemical Co. Ltd.(a)	4,786	79,014
Hitachi Construction Machinery Co. Ltd.(a)	4,893	81,924
Hitachi High-Technologies Corp.(a)	2,738	54,943
Hitachi Ltd.(a)	204,314	1,014,228
Hitachi Metals Ltd.(a)	7,549	86,928
Hokkaido Electric Power Co., Inc.(a)	8,512	125,473
Hokuhoku Financial Group, Inc.(a)	58,719	128,298
Hokuriku Electric Power Co.(a)	8,246	152,153
Honda Motor Co. Ltd.(a)	75,303	2,205,991
Hoya Corp.(a)	19,860	460,445
Ibiden Co. Ltd.(a)	5,534	116,945
Idemitsu Kosan Co. Ltd.(a)	1,024	91,731
IHI Corp.(a)	60,016	132,313
Inpex Corp.(a)	100	614,110
Isetan Mitsukoshi Holdings Ltd.(a)	17,183	173,911
Isuzu Motors Ltd.(a)	55,565	238,715
ITOCHU Corp.(a)	69,719	666,223
Itochu Techno-Solutions Corp.(a)	1,355	60,961
Iyo Bank Ltd. (The)(a)	11,423	116,543
J. Front Retailing Co. Ltd.(a)	21,755	103,257
Japan Petroleum Exploration Co.(a)	1,322	48,055
Japan Prime Realty Investment Corp. REIT(a)	30	77,035
Japan Real Estate Investment Corp. REIT(a)	21	205,308
Japan Retail Fund Investment Corp. REIT(a)	72	115,762
Japan Steel Works Ltd. (The)(a)	14,640	87,327
Japan Tobacco, Inc.(a)	205	958,899
JFE Holdings, Inc.(a)	21,244	428,836
JGC Corp.(a)	9,708	237,402
Joyo Bank Ltd. (The)(a)	29,592	137,670
JS Group Corp.(a)	12,512	350,271
JSR Corp.(a)	8,257	142,068
JTEKT Corp.(a)	10,046	120,211
Jupiter Telecommunications Co. Ltd.(a)	80	86,561
JX Holdings, Inc.(a)	105,207	590,494
Kajima Corp.(a)	38,502	126,365
Kamigumi Co. Ltd.(a)	11,563	103,212

See Notes to Financial Statements.

16

SCHEDULES OF PORTFOLIO INVESTMENTS
RIDGEWORTH FUNDS  September 30, 2011
(Unaudited)

International Equity Index Fund — continued

	Shares	Value($)
Japan—continued

Kaneka Corp.(a)	13,076	73,970
Kansai Electric Power Co., Inc. (The)(a)	35,017	605,142
Kansai Paint Co. Ltd.(a)	10,377	99,440
Kao Corp.(a)	24,639	686,303
Kawasaki Heavy Industries Ltd.(a)	66,674	170,024
Kawasaki Kisen Kaisha Ltd.(a)	33,829	70,352
KDDI Corp.(a)	134	922,504
Keikyu Corp.(a)(c)	21,975	202,879
Keio Corp.(a)	26,210	187,511
Keisei Electric Railway Co. Ltd.(a)	12,824	86,957
Keyence Corp.(a)	1,786	488,746
Kikkoman Corp.(a)	7,267	83,024
Kinden Corp.(a)	6,098	52,725
Kintetsu Corp.(a)(c)	74,601	281,269
Kirin Holdings Co. Ltd.(a)	37,518	490,738
Kobe Steel Ltd.(a)	114,382	190,930
Koito Manufacturing Co. Ltd.(a)	4,484	70,938
Komatsu Ltd.(a)	43,841	945,214
Konami Corp.(a)	4,216	141,539
Konica Minolta Holdings, Inc.(a)	21,881	150,032
Kubota Corp.	53,126	433,246
Kuraray Co. Ltd.(a)	15,602	212,781
Kurita Water Industries Ltd.(a)	5,231	146,641
Kyocera Corp.(a)	6,869	574,356
Kyowa Hakko Kirin Co. Ltd.(a)	12,038	134,219
Kyushu Electric Power Co., Inc.(a)	18,861	303,245
Lawson, Inc.(a)	2,710	153,400
Mabuchi Motor Co. Ltd.(a)	1,173	54,479
Makita Corp.(a)	5,200	185,082
Marubeni Corp.(a)	76,541	427,402
Marui Group Co. Ltd.(a)	10,294	77,396
Maruichi Steel Tube Ltd.(a)	2,162	51,053
Mazda Motor Corp.*(a)(c)	70,162	141,920
McDonald’s Holdings Co. (Japan) Ltd.(a)	3,125	83,348
Medipal Holdings Corp.(a)	6,720	68,068
Meiji Holdings Co. Ltd.(a)	3,208	152,229
Minebea Co. Ltd.(a)	14,967	50,246
Miraca Holdings, Inc.(a)	2,493	109,577
Mitsubishi Chemical Holdings Corp.(a)	62,651	424,885
Mitsubishi Corp.(a)	62,463	1,271,723
Mitsubishi Electric Corp.(a)	87,740	777,188
Mitsubishi Estate Co. Ltd.(a)	57,440	931,711
Mitsubishi Gas Chemical Co., Inc.(a)	17,246	105,873
Mitsubishi Heavy Industries Ltd.(a)	140,533	592,712
Mitsubishi Logistics Corp.(a)	5,298	57,086
Mitsubishi Materials Corp.(a)	52,417	127,637
Mitsubishi Motors Corp.*(a)	178,041	235,976
Mitsubishi Tanabe Pharma Corp.(a)	10,166	189,001
Mitsubishi UFJ Financial Group, Inc.	585,824	2,688,729
Mitsubishi UFJ Lease & Finance Co. Ltd.(a)	2,664	106,345
Mitsui & Co. Ltd.(a)	81,269	1,177,203
Mitsui Chemicals, Inc.(a)	37,183	124,370
Mitsui Engineering & Shipbuilding Co. Ltd.(a)	33,576	56,385
Mitsui Fudosan Co. Ltd.(a)	38,194	603,358
Mitsui O.S.K. Lines Ltd.(a)	52,908	203,849
Mizuho Financial Group, Inc.(a)	969,014	1,419,010
MS&AD Insurance Group Holdings, Inc.(a)	25,972	565,090
Murata Manufacturing Co. Ltd.(a)	9,386	509,606
Nabtesco Corp.(a)	4,254	80,403
Namco Bandai Holdings, Inc.(a)	9,003	121,936
NEC Corp.*(a)	122,648	249,164
NGK Insulators Ltd.(a)	11,762	176,988
NGK Spark Plug Co. Ltd.(a)	7,568	102,852
NHK Spring Co. Ltd.(a)	6,813	60,198
Nidec Corp.(a)	4,939	397,771
Nikon Corp.(a)	15,432	364,025
Nintendo Co. Ltd.(a)	4,751	698,100
Nippon Building Fund, Inc. REIT(a)	25	258,807
Nippon Electric Glass Co. Ltd.(a)	17,541	159,395
Nippon Express Co. Ltd.(a)	39,069	166,648
Nippon Meat Packers, Inc.(a)	8,001	103,975
Nippon Paper Group, Inc.(a)	4,520	120,341

See Notes to Financial Statements.

17

SCHEDULES OF PORTFOLIO INVESTMENTS
RIDGEWORTH FUNDS  September 30, 2011
(Unaudited)

International Equity Index Fund — continued

	Shares	Value($)
Japan—continued

Nippon Sheet Glass Co. Ltd.(a)	41,197	92,171
Nippon Steel Corp.(a)	235,450	675,293
Nippon Telegraph & Telephone Corp.(a)	21,984	1,053,212
Nippon Yusen Kabushiki Kaisha(a)	69,966	189,777
Nishi-Nippon City Bank Ltd. (The)(a)	31,627	97,195
Nissan Motor Co. Ltd.(a)	114,018	1,008,835
Nisshin Seifun Group, Inc.(a)	8,238	107,536
Nisshin Steel Co. Ltd.(a)	32,288	57,628
Nissin Foods Holdings Co. Ltd.(a)	2,607	104,896
Nitori Holdings Co. Ltd.(a)	1,712	172,329
Nitto Denko Corp.(a)	7,646	300,921
NKSJ Holdings, Inc.(a)	16,853	374,115
NOK Corp.(a)	4,740	85,753
Nomura Holdings, Inc.(a)	163,784	597,305
Nomura Real Estate Holdings, Inc.(a)	4,259	64,435
Nomura Real Estate Office Fund, Inc. REIT(a)	12	73,179
Nomura Research Institute Ltd.(a)	4,608	105,261
NSK Ltd.(a)	19,323	142,004
NTN Corp.(a)	21,962	102,996
NTT Data Corp.(a)	58	179,014
NTT DoCoMo, Inc.(a)	707	1,288,189
NTT Urban Development Corp.(a)	53	38,514
Obayashi Corp.(a)	29,583	146,124
Odakyu Electric Railway Co. Ltd.(a)	28,207	268,113
OJI Paper Co. Ltd.(a)	38,651	211,994
Olympus Corp.(a)	9,684	298,885
Omron Corp.(a)	9,300	182,638
Ono Pharmaceutical Co. Ltd.(a)	3,855	230,007
Oracle Corp. Japan(a)	1,685	59,322
Oriental Land Co. Ltd.(a)	2,238	238,777
ORIX Corp.(a)	4,840	379,879
Osaka Gas Co. Ltd.(a)	88,408	367,301
Otsuka Corp.(a)	742	51,147
Otsuka Holdings Co. Ltd.(a)	11,495	314,920
Panasonic Corp.(a)	101,644	982,413
Rakuten, Inc.(a)	333	387,960
Resona Holdings, Inc.(a)	86,839	414,320
Ricoh Co. Ltd.(a)	31,418	263,323
Rinnai Corp.(a)	1,500	125,228
Rohm Co. Ltd.(a)	4,487	234,063
Sankyo Co. Ltd.(a)	2,448	132,462
Santen Pharmaceutical Co. Ltd.(a)	3,465	145,628
SBI Holdings, Inc.(a)	928	80,186
Secom Co. Ltd.(a)	9,666	466,216
Sega Sammy Holdings, Inc.(a)	9,930	231,675
Seiko Epson Corp.(a)	5,956	75,789
Sekisui Chemical Co. Ltd.(a)	19,187	161,312
Sekisui House Ltd.(a)	25,975	243,394
Seven & I Holdings Co. Ltd.(a)	34,458	965,861
Seven Bank Ltd.(a)	24	46,843
Sharp Corp.(a)	45,876	385,414
Shikoku Electric Power Co., Inc.(a)	8,645	237,663
Shimadzu Corp.(a)	10,922	92,132
Shimamura Co. Ltd.(a)	1,030	107,974
Shimano, Inc.(a)	3,462	183,247
Shimizu Corp.(a)	26,779	117,539
Shin-Etsu Chemical Co. Ltd.(a)	18,864	925,347
Shinsei Bank Ltd.(a)	64,015	71,953
Shionogi & Co. Ltd.(a)	13,853	204,961
Shiseido Co. Ltd.(a)	16,403	318,113
Shizuoka Bank Ltd. (The)(a)	27,227	285,265
Showa Denko Kabushiki Kaisha(a)	67,496	133,236
Showa Shell Sekiyu Kabushiki Kaisha(a)	8,669	61,752
SMC Corp.(a)	2,415	352,982
Softbank Corp.(a)	40,345	1,180,496
Sojitz Corp.(a)	58,690	107,221
Sony Corp.(a)	46,395	888,092
Sony Financial Holdings, Inc.(a)	8,201	125,210
Square Enix Holdings Co. Ltd.(a)	2,879	51,842
Stanley Electric Co. Ltd.(a)	6,690	101,092
Sumco Corp.*(a)	5,301	49,504
Sumitomo Chemical Co. Ltd.(a)	72,076	278,108
Sumitomo Corp.(a)	52,068	644,267
Sumitomo Electric Industries Ltd.(a)	34,185	401,482
Sumitomo Heavy Industries Ltd.(a)	24,687	126,246

See Notes to Financial Statements.

18

SCHEDULES OF PORTFOLIO INVESTMENTS
RIDGEWORTH FUNDS  September 30, 2011
(Unaudited)

International Equity Index Fund — continued

	Shares	Value($)
Japan—continued

Sumitomo Metal Industries Ltd.(a)	156,088	323,519
Sumitomo Metal Mining Co. Ltd.(a)	23,703	313,833
Sumitomo Mitsui Financial Group, Inc.(a)	62,216	1,752,971
Sumitomo Realty & Development Co. Ltd.(a)	15,736	302,494
Sumitomo Rubber Industries Ltd.(a)	7,868	100,604
Suruga Bank Ltd.(a)	8,451	82,332
Suzuken Co. Ltd.(a)	3,364	90,480
Suzuki Motor Corp.(a)	15,699	346,052
Sysmex Corp.(a)	3,332	119,883
T&D Holdings, Inc.(a)	26,726	251,799
Taisei Corp.(a)	47,704	131,329
Taisho Pharmaceutical Co. Ltd.(a)	5,647	138,667
Taiyo Nippon Sanso Corp.(a)	12,064	83,996
Takashimaya Co. Ltd.(a)	12,513	91,254
Takeda Pharmaceutical Co. Ltd.(a)	36,278	1,720,602
TDK Corp.(a)	5,768	201,208
Teijin Ltd.(a)	42,202	151,714
Terumo Corp.(a)	7,655	398,399
THK Co. Ltd.(a)	5,448	90,659
Tobu Railway Co. Ltd.(a)(c)	45,830	215,876
Toho Co. Ltd.(a)	5,241	91,544
Toho Gas Co. Ltd.(a)	17,843	117,109
Tohoku Electric Power Co., Inc.(a)	21,513	298,051
Tokio Marine Holdings, Inc.(a)	33,215	841,767
Tokyo Electric Power Co., Inc. (The)*(a)	69,059	208,776
Tokyo Electron Ltd.(a)	7,885	357,662
Tokyo Gas Co. Ltd.(a)	115,103	534,632
Tokyu Corp.(a)	51,940	261,007
Tokyu Land Corp.(a)	18,984	68,233
TonenGeneral Sekiyu Kabushiki Kaisha(a)	13,223	151,938
Toppan Printing Co. Ltd.(a)	25,351	184,639
Toray Industries, Inc.(a)	67,003	469,231
Toshiba Corp.(a)	185,922	758,459
Tosoh Corp.(a)	22,787	71,404
TOTO Ltd.(a)	13,861	122,263
Toyo Seikan Kaisha Ltd.(a)	7,173	108,554
Toyo Suisan Kaisha Ltd.(a)	4,080	111,894
Toyoda Gosei Co. Ltd.(a)	2,928	55,750
Toyota Boshoku Corp.(a)	2,977	42,544
Toyota Industries Corp.(a)	8,206	239,323
Toyota Motor Corp.(a)	127,309	4,364,046
Toyota Tsusho Corp.(a)	9,675	165,525
Trend Micro, Inc.(a)	4,719	147,588
Tsumura & Co.(a)	2,680	85,449
Ube Industries Ltd.(a)	46,321	153,936
Uni-Charm Corp.(a)	5,252	251,904
Ushio, Inc.(a)	4,750	72,315
USS Co. Ltd.(a)	1,004	85,367
West Japan Railway Co.(a)	7,800	334,355
Yahoo Japan Corp.(a)	667	207,159
Yakult Honsha Co. Ltd.(a)	4,410	137,596
Yamada Denki Co. Ltd.(a)	3,699	257,263
Yamaguchi Financial Group, Inc.(a)	9,991	100,976
Yamaha Corp.(a)	7,211	78,029
Yamaha Motor Co. Ltd.*(a)	12,618	166,585
Yamato Holdings Co. Ltd.(a)	18,493	337,151
Yamato Kogyo Co. Ltd.(a)	1,865	48,917
Yamazaki Baking Co. Ltd.(a)	5,602	84,951
Yaskawa Electric Corp.(a)	10,063	75,865
Yokogawa Electric Corp.*(a)	9,582	90,638

		96,660,657

Jersey(a) (0.2%)
Petrofac Ltd.	4,293	79,409
Randgold Resources Ltd.	1,510	146,675
Shire PLC	9,431	294,102

		520,186

Luxembourg(a) (0.5%)
ArcelorMittal	34,698	554,363
Millicom International Cellular SA	1,716	171,002
SES	12,134	295,285
Tenaris SA	55,946	704,725

		1,725,375

Mauritius(a)(d) (0.0%)
Essar Energy PLC*	5,378	20,836
Golden Agri-Resources Ltd.	140,525	65,030

		85,866

Netherlands (3.1%)
Aegon NV*(a)	85,347	345,944
Akzo Nobel NV(a)	11,451	505,303
ASML Holding NV(a)	21,349	738,214
Corio NV REIT(a)	2,939	135,420
Delta Lloyd NV(a)	4,966	78,367

See Notes to Financial Statements.

19

SCHEDULES OF PORTFOLIO INVESTMENTS
RIDGEWORTH FUNDS  September 30, 2011
(Unaudited)

International Equity Index Fund — continued

	Shares	Value($)
Netherlands—continued

Fugro NV(a)	3,317	167,281
Heineken Holding NV(a)	5,757	222,175
Heineken NV(a)	12,920	579,987
ING Groep NV*(a)	189,747	1,338,447
Koninklijke Ahold NV(a)	59,918	704,646
Koninklijke Boskalis Westminster NV(a)	3,497	107,562
Koninklijke DSM NV(a)	7,624	331,481
Koninklijke KPN NV(a)	78,105	1,028,723
Koninklijke Philips Electronics NV(a)	49,414	886,584
Koninklijke Vopak NV(a)	3,494	166,994
QIAGEN NV*(a)	14,357	199,404
Randstad Holding NV(a)	5,837	186,087
Reed Elsevier NV(a)	33,895	372,727
SBM Offshore NV(a)	7,991	138,500
TNT Express NV*	18,055	126,243
TNT NV(a)	18,356	80,293
Unilever NV(a)	80,960	2,562,656
Wolters Kluwer NV(a)	14,875	241,400

		11,244,438

New Zealand(a) (0.7%)
Auckland International Airport Ltd.	174,238	302,859
Contact Energy Ltd.*	66,546	274,902
Fletcher Building Ltd.	137,136	802,061
Sky City Entertainment Group Ltd.	109,173	276,286
Telecom Corp. of New Zealand Ltd.	394,427	784,009

		2,440,117

Norway (1.6%)
Aker Solutions ASA(a)	12,083	115,747
DnB NOR ASA(a)	71,766	715,232
Gjensidige Forsikring ASA(a)	14,665	151,404
Kvaerner ASA*	12,083	15,994
Norsk Hydro ASA(a)	68,219	309,418
Orkla ASA(a)	56,329	428,168
Renewable Energy Corp. ASA*(a)(c)	37,370	32,688
Seadrill Ltd.(a)	22,558	622,968
StatoilHydro ASA(a)	85,424	1,833,017
Telenor ASA(a)	58,496	902,196
Yara International ASA(a)	14,391	549,025

		5,675,857

Portugal(a) (0.9%)
Banco Comercial Portugues SA*(c)	435,716	112,747
Banco Espirito Santo SA(c)	71,753	190,043
CIMPOR-Cimentos de Portugal SGPS SA	26,560	177,363
EDP — Energias de Portugal SA	262,633	808,906
Galp Energia SGPS SA	32,695	597,076
Jeronimo Martins SGPS SA	29,815	465,603
Portugal Telecom SGPS SA	96,382	708,115

		3,059,853

Singapore(a) (0.9%)
Ascendas REIT	36,653	56,520
CapitaLand Ltd.	53,395	99,625
CapitaMall Trust REIT	39,901	55,334
CapitaMalls Asia Ltd.	27,618	25,451
City Developments Ltd.	10,673	77,383
ComfortDelGro Corp. Ltd.	39,404	39,127
Cosco Corp. (Singapore) Ltd.(c)	21,348	14,893
DBS Group Holdings Ltd.	36,475	327,073
Fraser and Neave Ltd.	18,484	81,137
Genting Singapore PLC*	126,031	146,340
Global Logistic Properties Ltd.*	38,512	48,295
Jardine Cycle & Carriage Ltd.	2,240	71,178
Keppel Corp. Ltd.	29,216	171,330
Keppel Land Ltd.	14,331	27,992
Neptune Orient Lines Ltd.	18,505	15,257
Olam International Ltd.	27,369	46,639
Oversea-Chinese Banking Corp. Ltd.	52,699	324,794
SembCorp Industries Ltd.	20,678	53,371
SembCorp Marine Ltd.	16,764	41,047
Singapore Airlines Ltd.	11,241	97,324
Singapore Exchange Ltd.	17,207	86,491
Singapore Press Holdings Ltd.	32,433	92,733
Singapore Technologies Engineering Ltd.	32,124	68,382
Singapore Telecommunications Ltd.	166,345	400,980
StarHub Ltd.	12,593	27,372
United Overseas Bank Ltd.	25,857	332,489
UOL Group Ltd.	9,866	31,094
Wilmar International Ltd.	39,895	158,753
Yangzijiang Shipbuilding Holdings Ltd.	39,380	26,300

		3,044,704

See Notes to Financial Statements.

20

SCHEDULES OF PORTFOLIO INVESTMENTS
RIDGEWORTH FUNDS  September 30, 2011
(Unaudited)

International Equity Index Fund — continued

	Shares	Value($)
Spain (5.7%)
Abertis Infraestructuras SA(a)	24,005	369,173
Acciona SA(a)	1,631	137,495
Acerinox SA(a)(c)	6,481	72,832
Actividades de Construccion y Servicios SA(a)	9,108	320,970
Amadeus IT Holding SA, Cl A*(a)	15,862	253,424
Banco Bilbao Vizcaya Argentaria SA	277,716	2,299,392
Banco de Sabadell SA(a)(c)	72,654	259,414
Banco Popular Espanol SA(a)(c)	62,642	288,998
Banco Santander SA(a)	549,212	4,490,298
Bankinter SA(a)	13,615	73,944
Criteria Caixacorp SA(a)	54,976	240,860
Distribuidora Internacional de Alimentacion SA*	23,627	94,076
EDP Renovaveis SA*(a)	29,144	158,698
Enagas(a)	11,548	212,234
Ferrovial SA(a)	23,705	270,231
Fomento de Construcciones y Contratas SA(a)(c)	3,321	81,877
Gas Natural SDG SA(a)	20,641	351,002
Grifols SA*(a)(c)	9,000	167,836
Iberdrola SA(a)	261,927	1,770,860
Inditex SA(a)	14,196	1,211,845
Indra Sistemas SA(a)(c)	6,436	92,528
Mapfre SA(a)(c)	48,534	149,864
Mediaset Espana Comunication SA(a)	10,818	61,497
Red Electrica Corporacion SA(a)	6,963	317,296
Repsol YPF SA(a)	51,265	1,353,333
Telefonica SA(a)	266,646	5,110,215
Zardoya Otis SA(a)	9,131	116,073

		20,326,265

Sweden(a) (1.6%)
Alfa Laval AB	7,568	119,139
Assa Abloy AB, Cl B	6,962	143,239
Atlas Copco AB, Cl A	14,966	264,906
Atlas Copco AB, Cl B	8,691	136,067
Boliden AB	6,253	64,301
Electrolux AB, Cl B	5,502	80,912
Getinge AB	4,466	97,455
Hennes & Mauritz AB, Cl B	23,182	694,112
Hexagon AB, Cl B	5,699	74,106
Holmen AB	1,180	29,312
Husqvarna AB, Cl B	10,044	40,582
Industrivarden AB, C SHS	2,638	27,622
Investor AB, Cl B	10,203	179,548
Kinnevik Investment AB, Cl B	4,652	86,078
Modern Times Group AB, Cl B	1,086	43,518
Nordea Bank AB	59,612	482,447
Ratos AB, B Shares	4,328	49,686
Sandvik AB	22,710	261,693
Scania AB	7,154	102,212
Securitas AB, Cl B	7,060	51,353
Skandinaviska Enskilda Banken AB, Cl A	31,871	171,326
Skanska AB, Cl B	9,013	124,771
SKF AB, Cl B	8,748	164,830
SSAB AB, A Shares	3,556	26,376
Svenska Cellulosa AB, Cl B	13,055	158,958
Svenska Handelsbanken AB, Cl A	11,116	282,859
Swedbank AB, Cl A	18,255	201,556
Swedish Match AB	5,013	165,435
Tele2 AB, Cl B	7,144	129,396
Telefonaktiebolaget LM Ericsson, Cl B	66,926	642,624
TeliaSonera AB	48,973	322,879
Volvo AB, Cl B	30,825	302,818

		5,722,116

Switzerland (2.4%)
ABB Ltd.*(a)	21,393	365,946
Actelion Ltd.*(a)	1,090	36,212
Adecco SA*(a)	1,299	51,199
Aryzta AG(a)	844	36,649
Baloise Holding AG(a)	470	34,419
Compagnie Financiere Richemont SA, Cl A(a)	5,160	229,854
Credit Suisse Group AG*(a)	11,231	293,817
GAM Holding AG*(a)	2,109	26,397
Geberit AG*(a)	385	71,086
Givaudan SA*(a)	84	65,511
Glencore International PLC	13,803	86,722
Holcim Ltd.*(a)	2,424	128,636
Julius Baer Group Ltd.*(a)	2,056	68,708
Kuehne + Nagel International AG(a)	531	59,596
Lindt & Spruengli AG PC(a)	9	26,181
Lindt & Spruengli AG RS(a)	1	34,543
Lonza Group AG*(a)	498	30,006
Nestle SA(a)	34,510	1,899,868
Novartis AG(a)	23,223	1,297,276

See Notes to Financial Statements.

21

SCHEDULES OF PORTFOLIO INVESTMENTS
RIDGEWORTH FUNDS  September 30, 2011
(Unaudited)

International Equity Index Fund — continued

	Shares	Value($)
Switzerland—continued

Pargesa Holding SA(a)	266	18,195
Roche Holding AG(a)	7,007	1,131,715
Schindler Holding AG PC(a)	476	50,458
Schindler Holding AG RS(a)	211	22,999
SGS SA(a)	54	82,037
Sika AG(a)	21	37,181
Sonova Holding AG*(a)	489	44,369
STMicroelectronics NV(a)	25,965	169,684
Straumann Holding AG(a)	78	12,205
Sulzer AG(a)	237	24,355
Swatch Group AG (The) BS(a)	307	101,010
Swatch Group AG (The) RS(a)	432	25,748
Swiss Life Holding AG*(a)	300	32,901
Swiss Re Ltd.*	3,477	163,109
Swisscom AG(a)	233	94,792
Syngenta AG*(a)	921	239,338
Synthes, Inc.(a)(e)	645	104,383
Transocean Ltd.(a)	3,100	149,465
UBS AG*(a)	35,887	410,496
Xstrata PLC(a)	34,198	431,842
Zurich Financial Services AG*(a)	1,436	299,125

		8,488,033

United Kingdom(a) (9.1%)
3i Group PLC	16,376	47,608
Admiral Group PLC	3,357	65,853
Aggreko PLC	4,399	110,697
AMEC PLC	5,458	68,868
Anglo American PLC	21,619	743,932
Antofagasta PLC	6,440	91,954
ARM Holdings PLC	22,484	192,275
Associated British Foods PLC	5,949	102,414
AstraZeneca PLC	23,183	1,028,849
Autonomy Corp. PLC*	3,809	150,703
Aviva PLC	46,447	218,434
Babcock International Group PLC	5,962	60,786
BAE Systems PLC	57,095	235,812
Balfour Beatty PLC	11,196	44,287
Barclays PLC	196,015	480,699
BG Group PLC	55,893	1,069,715
BHP Billiton PLC	36,051	963,064
BP PLC	310,404	1,861,082
British American Tobacco PLC	33,076	1,396,644
British Land Co. PLC (The) REIT	14,054	103,520
British Sky Broadcasting Group PLC	19,004	195,725
BT Group PLC	129,008	345,783
Bunzl PLC	5,471	65,195
Burberry Group PLC	7,128	129,439
Cairn Energy PLC*	23,268	100,914
Capita Group PLC	10,356	113,426
Capital Shopping Centres Group PLC REIT	9,252	46,914
Carnival PLC	3,051	95,102
Centrica PLC	84,935	391,517
Cobham PLC	19,162	51,870
Compass Group PLC	30,904	249,321
Diageo PLC	41,144	784,477
Eurasian Natural Resources Corp.	4,317	38,260
Fresnillo PLC	2,950	72,119
G4S PLC	23,657	97,881
GlaxoSmithKline PLC	86,741	1,789,908
Hammerson PLC REIT	11,715	68,585
Home Retail Group PLC	15,785	27,431
HSBC Holdings PLC	293,794	2,250,255
ICAP PLC	9,354	59,623
Imperial Tobacco Group PLC	17,271	582,855
Inmarsat PLC	7,777	59,227
InterContinental Hotels Group PLC	4,799	77,819
International Consolidated Airlines Group SA*	60,729	142,968
International Power PLC	25,238	119,807
Intertek Group PLC	2,661	76,532
Invensys PLC	13,505	47,045
Investec PLC	8,040	43,500
ITV PLC*	62,227	56,915
J Sainsbury PLC	20,528	87,410
Johnson Matthey PLC	3,538	86,782
Kazakhmys PLC	3,542	43,269
Kingfisher PLC	39,561	151,911
Land Securities Group PLC REIT	12,699	126,210
Legal & General Group PLC	97,050	144,946
Lloyds Banking Group PLC*	695,671	373,473
London Stock Exchange Group PLC	2,496	31,401
Lonmin PLC	2,694	43,742
Man Group PLC	31,645	81,858
Marks & Spencer Group PLC	26,802	130,514

See Notes to Financial Statements.

22

SCHEDULES OF PORTFOLIO INVESTMENTS
RIDGEWORTH FUNDS  September 30, 2011
(Unaudited)

International Equity Index Fund — continued

	Shares	Value($)
United Kingdom(a)—continued

National Grid PLC	58,151	576,393
Next PLC	3,020	118,399
Old Mutual PLC	89,922	145,912
Pearson PLC	13,323	235,006
Prudential PLC	42,026	360,921
Reckitt Benckiser Group PLC	10,222	517,929
Reed Elsevier PLC	20,281	155,272
Rexam PLC	14,565	70,039
Rio Tinto PLC	23,913	1,060,497
Rolls-Royce Holdings PLC*	31,193	286,749
Royal Bank of Scotland Group PLC (The)*	295,941	105,872
Royal Dutch Shell PLC, Cl A	59,013	1,823,325
Royal Dutch Shell PLC, Cl B	44,536	1,385,726
RSA Insurance Group PLC	58,303	100,337
SABMiller PLC	15,722	512,994
Sage Group PLC (The)	21,779	86,376
Schroders PLC	1,909	37,841
Scottish & Southern Energy PLC	15,299	307,007
Segro PLC	12,314	42,007
Serco Group PLC	8,303	65,684
Severn Trent PLC	3,930	93,898
Smith & Nephew PLC	14,857	133,645
Smiths Group PLC	6,650	102,626
Standard Chartered PLC	39,134	780,761
Standard Life PLC	37,936	117,400
Subsea 7 SA*	20,575	390,841
Tesco PLC	134,433	787,451
TUI Travel PLC	8,590	19,813
Tullow Oil PLC	14,605	295,373
Unilever PLC	21,472	672,592
United Utilities Group PLC	11,263	109,022
Vedanta Resources PLC	1,982	33,691
Vodafone Group PLC	867,837	2,236,658
Weir Group PLC (The)	3,364	80,373
Whitbread PLC	2,928	71,796
WM Morrison Supermarkets PLC	37,666	169,826
Wolseley PLC	4,605	114,259

		32,723,436

Total Foreign Common Stocks (Cost $266,572,445)		338,958,482

Foreign Preferred Stocks (0.9%)
Germany(a) (0.9%)
Bayerische Motoren Werke AG, 3.98%	3,180	149,166
Fresenius Medical Care AG, 1.38%	11,902	807,421
Henkel AG & Co. KGaA, 1.83%	10,837	576,226
Porsche AG, 1.69%	9,263	441,209
ProSiebenSat.1 Media AG, 8.82%*	4,656	81,868
RWE AG, 13.74%	2,394	82,766
Volkswagen AG, 2.38%	8,670	1,144,166

		3,282,822

Total Foreign Preferred Stocks (Cost $1,906,922)		3,282,822

Rights — Foreign(d) (0.0%)
Austria (0.0%)
IMMOEAST AG*(a)(b)(f)	175,419	—

Spain (0.0%)
Banco Bilbao Vizcaya Argentaria SA, Expires 10/20/11*(g)	277,716	40,928
CaixaBank, Expires 10/13/11*(h)	54,976	4,493

		45,421

Total Rights — Foreign (Cost $45,817)		45,421

Exchange Traded Funds (3.9%)
iShares MSCI Australia Index Fund(c)	22,213	445,593
iShares MSCI Austria Investable Market Index Fund	10,817	162,363
iShares MSCI Belgium Investable Market Index Fund	13,119	144,309
iShares MSCI EAFE Index Fund	88,870	4,243,542
iShares MSCI EMU Index Fund(c)	123,371	3,370,496
iShares MSCI Germany Index Fund(c)	32,500	594,425
iShares MSCI Italy Index Fund	56,885	675,794
iShares MSCI Japan Index Fund(c)	344,932	3,263,057
iShares MSCI Netherlands Investable Market Index Fund	5,171	84,753

See Notes to Financial Statements.

23

SCHEDULES OF PORTFOLIO INVESTMENTS
RIDGEWORTH FUNDS  September 30, 2011
(Unaudited)

International Equity Index Fund — concluded

	Shares	Value($)
Exchange Traded Funds—continued

iShares MSCI Singapore Index Fund	6,886	75,746
iShares MSCI Spain Index Fund(c)	10,037	324,496
iShares MSCI Sweden Index Fund	6,255	143,802
iShares MSCI United Kingdom Index Fund(c)	35,916	530,479

Total Exchange Traded Funds (Cost $15,072,017)		14,058,855

Units(d) (0.0%)
Singapore(a) (0.0%)
Hutchison Port Holdings Trust	112,590	75,155

Total Units (Cost $93,610)		75,155

Short-Term Investment (3.6%)
RidgeWorth Funds Securities Lending Joint Account(i)	12,791,653	12,791,653

Total Short-Term Investment (Cost $12,791,653)		12,791,653

Total Investments (Cost $296,482,464) — 103.1%		369,212,388
Liabilities in excess of other assets — (3.1)%		(11,193.700)

Net Assets — 100.0%		$358,018,688

*	Non-income producing security.

(a)	Valued at fair value using procedures approved by the Board (See Notes to Financial Statements).

(b)	The Fund’s adviser/subadviser has deemed this security to be illiquid based upon procedures approved by the Board of Trustees (See Notes to Financial Statements).

(c)	The security or a partial position of the security was on loan as of September 30, 2011. The total value of securities on loan as of September 30, 2011 was $12,370,807.

(d)	Less than 0.05% of Net Assets.

(e)	Rule 144A, Section 4(2) or other security which is restricted as to resale to institutional investors. The Fund’s adviser/subadviser has deemed this security to be liquid based upon procedures approved by the Board of Trustees. These securities represent 0.0% of net assets as of September 30, 2011.

(f)	Escrowed rights that are not tradable.

(g)	Bonus rights which entitle the holder 1 new share for every 56 old shares exercised.

(h)	Bonus rights which entitle the holder 1 new share for every 54 old shares exercised.

(i)	Purchased with cash collateral held from securities lending. The value of the collateral could include collateral held for securities that were sold on or before September 30, 2011 (See Notes to Financial Statements).

Investment Abbreviations

BS	— Bearer Shares

PC	— Participation Certificate

PPS	— Partially Protected Shares

RS	— Registered Shares

REIT	— Real Estate Investment Trust

RSP	— Retirement Savings Plan

SP ADR	— Sponsored American Depositary Receipt

See Notes to Financial Statements.

24

SCHEDULES OF PORTFOLIO INVESTMENTS
RIDGEWORTH FUNDS  September 30, 2011
(Unaudited)

Large Cap Core Growth Stock Fund

	Shares	Value($)
Common Stocks (98.5%)
Consumer Discretionary (15.2%)
BorgWarner, Inc.*	24,059	1,456,291
CBS Corp., Cl B	83,235	1,696,329
Coach, Inc.	22,677	1,175,349
DIRECTV, Cl A*	4,736	200,096
Las Vegas Sands Corp.*	33,397	1,280,441
Limited Brands, Inc.	2,878	110,832
Macy’s, Inc.	69,181	1,820,844
McDonald’s Corp.	19,498	1,712,314
Priceline.com, Inc.*	2,376	1,067,917
Ross Stores, Inc.	19,056	1,499,517
Starwood Hotels & Resorts Worldwide, Inc.	32,401	1,257,807

		13,277,737

Consumer Staples (13.3%)
Colgate-Palmolive Co.	14,930	1,323,992
Costco Wholesale Corp.	23,861	1,959,465
Hansen Natural Corp.*	16,810	1,467,345
Kraft Foods, Inc., Cl A	40,448	1,358,244
Mead Johnson Nutrition Co.	17,559	1,208,586
Philip Morris International, Inc.	32,228	2,010,383
Wal-Mart Stores, Inc.	7,709	400,097
Walgreen Co.	2,680	88,145
Whole Foods Market, Inc.	28,275	1,846,640

		11,662,897

Energy (10.6%)
Apache Corp.	14,907	1,196,138
Chevron Corp.	26,688	2,469,174
ConocoPhillips	27,165	1,720,088
Exxon Mobil Corp.	714	51,858
Halliburton Co.	42,695	1,303,051
National Oilwell Varco, Inc.	28,051	1,436,772
Occidental Petroleum Corp.	15,230	1,088,945

		9,266,026

Financials (9.9%)
Ameriprise Financial, Inc.	28,606	1,125,932
BlackRock, Inc.	9,051	1,339,639
Capital One Financial Corp.	46,970	1,861,421
Goldman Sachs Group, Inc. (The)	15,454	1,461,176
JPMorgan Chase & Co.	46,154	1,390,158
Moody’s Corp.	44,123	1,343,545
NASDAQ OMX Group, Inc. (The)*	7,834	181,279

		8,703,150

Health Care (17.5%)
Agilent Technologies, Inc.*	1,923	60,094
Allergan, Inc.	16,220	1,336,204
AmerisourceBergen Corp.	43,242	1,611,629
Baxter International, Inc.	31,803	1,785,420
Eli Lilly & Co.	12,907	477,172
Humana, Inc.	19,182	1,395,107
Mylan, Inc.*	101,673	1,728,441
Pfizer, Inc.	97,710	1,727,513
Stryker Corp.	27,403	1,291,503
Thermo Fisher Scientific, Inc.*	31,445	1,592,375
UnitedHealth Group, Inc.	45,302	2,089,328
WellPoint, Inc.	2,847	185,852

		15,280,638

Industrials (9.2%)
Avery Dennison Corp.	2,958	74,186
Caterpillar, Inc.	14,645	1,081,387
CNH Global NV NYS*	3,171	83,207
Danaher Corp.	28,055	1,176,627
Deere & Co.	17,347	1,120,096
Fluor Corp.	3,449	160,551
General Electric Co.	101,517	1,547,119
Goodrich Corp.	13,904	1,677,935
Joy Global, Inc.	17,364	1,083,166

		8,004,274

Information Technology (20.7%)
Accenture PLC, Cl A	8,304	437,455
Altera Corp.	41,072	1,295,000
Analog Devices, Inc.	37,364	1,167,625
Apple, Inc.*	9,389	3,578,899
ARM Holdings PLC SP ADR	39,319	1,002,634
Baidu, Inc. SP ADR*	7,284	778,732
Dell, Inc.*	84,294	1,192,760
EMC Corp.*	45,144	947,573
International Business Machines Corp.	16,930	2,963,258
MasterCard, Inc., CL A	3,661	1,161,124
Microsoft Corp.	9,276	230,880
Oracle Corp.	61,197	1,758,802
QUALCOMM, Inc.	32,478	1,579,405
STMicroelectronics NV NYS	4,408	28,652

		18,122,799

Materials (2.1%)
E.I. du Pont de Nemours & Co.	39,260	1,569,222
Freeport-McMoRan Copper & Gold, Inc.	5,623	171,220
International Paper Co.	5,607	130,362

		1,870,804

Total Common Stocks (Cost $88,697,420)		86,188,325

See Notes to Financial Statements.

25

SCHEDULES OF PORTFOLIO INVESTMENTS
RIDGEWORTH FUNDS  September 30, 2011
(Unaudited)

Large Cap Core Growth Stock Fund — concluded

	Shares	Value($)
Money Market Fund (1.4%)
State Street Institutional Liquid Reserves Fund, Institutional Class, 0.09%(a)	1,208,745	1,208,745

Total Money Market Fund (Cost $1,208,745)		1,208,745

Total Investments (Cost $89,906,165) — 99.9%		87,397,070
Other assets in excess of liabilities — 0.1%		117,416

Net Assets — 100.0%		$87,514,486

*	Non-income producing security.

(a)	Rate disclosed, the 7 day net yield, is as of September 30, 2011.

Investment Abbreviations

NYS	— New York Registered Shares

SP ADR	— Sponsored American Depositary Receipt

See Notes to Financial Statements.

26

SCHEDULES OF PORTFOLIO INVESTMENTS
RIDGEWORTH FUNDS  September 30, 2011
(Unaudited)

Large Cap Growth Stock Fund

	Shares	Value($)
Common Stocks (99.0%)
Consumer Discretionary (16.5%)
Abercrombie & Fitch Co., Cl A	85,961	5,291,759
Amazon.com, Inc.*	42,989	9,295,511
Bed Bath & Beyond, Inc.*	126,051	7,223,983
BorgWarner, Inc.*	96,911	5,866,023
Coach, Inc.	148,942	7,719,664
Ctrip.com International Ltd. ADR*	69,290	2,228,366
Kohl’s Corp.	90,121	4,424,941
Las Vegas Sands Corp.*	130,816	5,015,485
Macy’s, Inc.	157,963	4,157,586
Priceline.com, Inc.*	10,389	4,669,440
Scripps Networks Interactive, Inc., Cl A	121,792	4,527,009
Viacom, Inc., Cl B	80,998	3,137,863

		63,557,630

Consumer Staples (9.8%)
Colgate-Palmolive Co.	72,040	6,388,507
Estee Lauder Cos., Inc. (The), Cl A	55,372	4,863,877
Green Mountain Coffee Roasters, Inc.*	63,617	5,912,564
Hansen Natural Corp.*	89,139	7,780,943
Philip Morris International, Inc.	205,231	12,802,310

		37,748,201

Energy (9.4%)
Cameron International Corp.*	135,278	5,619,448
EOG Resources, Inc.	50,668	3,597,935
Halliburton Co.	167,580	5,114,542
National Oilwell Varco, Inc.	74,772	3,829,822
Occidental Petroleum Corp.	71,395	5,104,743
Peabody Energy Corp.	90,031	3,050,250
Schlumberger Ltd.	164,502	9,825,704

		36,142,444

Financials (3.8%)
Capital One Financial Corp.	108,034	4,281,388
Goldman Sachs Group, Inc. (The)	19,542	1,847,696
Hartford Financial Services Group, Inc. (The)	223,502	3,607,322
T. Rowe Price Group, Inc.	98,901	4,724,501

		14,460,907

Health Care (11.2%)
Alexion Pharmaceuticals, Inc.*	122,646	7,856,703
Allergan, Inc.	96,192	7,924,297
Cerner Corp.*	64,788	4,439,274
Express Scripts, Inc.*	100,257	3,716,527
Hospira, Inc.*	78,993	2,922,741
Intuitive Surgical, Inc.*	20,719	7,547,517
Mylan, Inc.*	259,050	4,403,850
Thermo Fisher Scientific, Inc.*	86,766	4,393,830

		43,204,739

Industrials (13.9%)
BE Aerospace, Inc.*	120,732	3,997,436
Dover Corp.	108,034	5,034,384
Emerson Electric Co.	143,423	5,924,804
Fluor Corp.	72,124	3,357,372
Honeywell International, Inc.	174,365	7,656,367
J.B. Hunt Transport Services, Inc.	144,505	5,219,521
Joy Global, Inc.	61,154	3,814,787
Precision Castparts Corp.	45,386	7,055,708
Union Pacific Corp.	49,317	4,027,719
United Parcel Service, Inc., Cl B	117,579	7,425,114

		53,513,212

Information Technology (31.0%)
Analog Devices, Inc.	145,413	4,544,156
Apple, Inc.*	76,278	29,075,648
ARM Holdings PLC SP ADR	255,789	6,522,619
ASML Holding NV NYS	113,101	3,906,509
Baidu, Inc. SP ADR*	44,339	4,740,282
Broadcom Corp., Cl A*	149,027	4,961,109
EMC Corp.*	363,380	7,627,346
F5 Networks, Inc.*	55,432	3,938,444
Google, Inc., Cl A*	27,057	13,917,580
Juniper Networks, Inc.*	189,294	3,267,214
Oracle Corp.	436,059	12,532,336
QUALCOMM, Inc.	187,300	9,108,399
Salesforce.com, Inc.*	44,984	5,140,771
Visa, Inc., Cl A	116,326	9,971,465

		119,253,878

Materials (3.4%)
International Paper Co.	215,814	5,017,675
Praxair, Inc.	84,785	7,925,702

		12,943,377

Total Common Stocks (Cost $277,369,992)		380,824,388

See Notes to Financial Statements.

27

SCHEDULES OF PORTFOLIO INVESTMENTS
RIDGEWORTH FUNDS  September 30, 2011
(Unaudited)

Large Cap Growth Stock Fund — concluded

	Shares	Value($)
Money Market Fund (1.1%)
State Street Institutional Liquid Reserves Fund, Institutional Class, 0.09%(a)	4,172,607	4,172,607

Total Money Market Fund (Cost $4,172,607)		4,172,607

Total Investments (Cost $281,542,599) — 100.1%		384,996,995
Liabilities in excess of other assets — (0.1)%		(476,676)

Net Assets — 100.0%		$384,520,319

*	Non-income producing security.

(a)	Rate disclosed, the 7 day net yield, is as of September 30, 2011.

Investment Abbreviations

ADR	— American Depositary Receipt

NYS	— New York Registered Shares

SP ADR	— Sponsored American Depositary Receipt

See Notes to Financial Statements.

28

SCHEDULES OF PORTFOLIO INVESTMENTS
RIDGEWORTH FUNDS  September 30, 2011
(Unaudited)

Large Cap Value Equity Fund

	Shares	Value($)
Common Stocks (94.8%)
Consumer Discretionary (11.2%)
Comcast Corp., Cl A	1,716,101	35,866,511
Darden Restaurants, Inc.	377,918	16,155,994
Honda Motor Co. Ltd. SP ADR	558,100	16,268,615
International Game Technology	881,800	12,812,554
Lowe’s Cos., Inc.	2,181,500	42,190,210
Omnicom Group, Inc.	246,000	9,062,640
Target Corp.	254,750	12,492,940
Walt Disney Co. (The)	796,950	24,036,012
Whirlpool Corp.	208,250	10,393,758

		179,279,234

Consumer Staples (8.2%)
ConAgra Foods, Inc.	1,398,850	33,880,147
CVS Caremark Corp.	718,500	24,127,230
Kraft Foods, Inc., Cl A	732,000	24,580,560
PepsiCo, Inc.	405,600	25,106,640
Procter & Gamble Co. (The)	379,100	23,951,538

		131,646,115

Energy (11.3%)
Chevron Corp.	344,950	31,914,774
ConocoPhillips	629,207	39,841,387
EOG Resources, Inc.	225,150	15,987,901
Murphy Oil Corp.	485,600	21,444,096
National Oilwell Varco, Inc.	309,400	15,847,468
Occidental Petroleum Corp.	501,500	35,857,250
QEP Resources, Inc.	738,908	20,002,240

		180,895,116

Financials (19.0%)
Citigroup, Inc.	718,060	18,396,697
Comerica, Inc.	1,214,500	27,897,065
General Growth Properties, Inc., REIT	1,354,100	16,384,610
JPMorgan Chase & Co.	1,319,916	39,755,870
MetLife, Inc.	944,000	26,441,440
Northern Trust Corp.	669,900	23,433,102
PartnerRe Ltd.	377,450	19,729,311
Prudential Financial, Inc.	531,351	24,899,108
Realty Income Corp., REIT	493,800	15,920,112
Travelers Cos., Inc. (The)	690,800	33,662,684
U.S. Bancorp	842,800	19,839,512
Wells Fargo & Co.	1,638,000	39,508,560

		305,868,071

Health Care (12.8%)
Abbott Laboratories	332,450	17,001,493
Baxter International, Inc.	350,700	19,688,298
CIGNA Corp.	563,400	23,628,996
Johnson & Johnson	593,200	37,792,772
Medtronic, Inc.	1,009,350	33,550,794
Merck & Co., Inc.	1,018,250	33,306,958
Pfizer, Inc.	2,350,400	41,555,072

		206,524,383

Industrials (9.1%)
Emerson Electric Co.	853,750	35,268,412
Flowserve Corp.	218,077	16,137,698
Ingersoll-Rand PLC	498,300	13,997,247
Republic Services, Inc.	1,143,000	32,072,580
Union Pacific Corp.	244,850	19,996,900
United Parcel Service, Inc., Cl B	449,836	28,407,143

		145,879,980

Information Technology (9.5%)
Cisco Systems, Inc.	1,626,400	25,192,936
Corning, Inc.	1,298,200	16,045,752
Harris Corp.	614,725	21,005,153
Microsoft Corp.	1,281,400	31,894,046
Texas Instruments, Inc.	1,363,700	36,342,605
Xerox Corp.	3,094,450	21,568,317

		152,048,809

Materials (2.7%)
Airgas, Inc.	246,568	15,735,970
Ashland, Inc.	369,950	16,329,593
Martin Marietta Materials, Inc.(a)	178,800	11,303,736

		43,369,299

Telecommunication Services (4.6%)
AT&T, Inc.	1,610,450	45,930,034
Windstream Corp.	2,406,750	28,062,705

		73,992,739

Utilities (6.4%)
NextEra Energy, Inc.	664,000	35,869,280
PG&E Corp.	628,100	26,574,911
PPL Corp.	1,432,450	40,882,123

		103,326,314

Total Common Stocks (Cost $1,641,016,587)		1,522,830,060

See Notes to Financial Statements.

29

SCHEDULES OF PORTFOLIO INVESTMENTS
RIDGEWORTH FUNDS  September 30, 2011
(Unaudited)

Large Cap Value Equity Fund — concluded

	Shares	Value($)
Short-Term Investment (0.7%)
RidgeWorth Funds Securities Lending Joint Account(b)	11,883,075	11,883,075

Total Short-Term Investment (Cost $11,883,075)		11,883,075

Money Market Fund (4.1%)
State Street Institutional Liquid Reserves Fund, Institutional Class, 0.09%(c)	66,301,545	66,301,545

Total Money Market Fund (Cost $66,301,545)		66,301,545

Total Investments (Cost $1,719,201,207) — 99.6%		1,601,014,680
Other assets in excess of liabilities — 0.4%		6,054,747

Net Assets — 100.0%		$1,607,069,427

(a)	The security or a partial position of the security was on loan as of September 30, 2011. The total value of securities on loan as of September 30, 2011 was $11,630,394.

(b)	Purchased with cash collateral held from securities lending. The value of the collateral could include collateral held for securities that were sold on or before September 30, 2011 (See Notes to Financial Statements).

(c)	Rate disclosed, the 7 day net yield, is as of September 30, 2011.

Investment Abbreviations

REIT	— Real Estate Investment Trust

SP ADR	— Sponsored American Depositary Receipt

See Notes to Financial Statements.

30

SCHEDULES OF PORTFOLIO INVESTMENTS
RIDGEWORTH FUNDS  September 30, 2011
(Unaudited)

Mid-Cap Value Equity Fund

	Shares	Value($)
Common Stocks (98.6%)
Consumer Discretionary (10.6%)
Advance Auto Parts, Inc.	4,300	249,830
American Eagle Outfitters, Inc.	2,187,900	25,642,188
CBS Corp., Cl B	15,220	310,184
Cooper Tire & Rubber Co.	2,239,500	24,388,155
Darden Restaurants, Inc.	304,200	13,004,550
Garmin Ltd.(a)	544,700	17,305,119
International Game Technology	1,391,900	20,224,307
J.C. Penney Co., Inc.(a)	350,800	9,394,424
KB Home(a)	2,227,700	13,054,322
M.D.C. Holdings, Inc.(a)	551,800	9,347,492
Scripps Networks Interactive, Inc., Cl A	7,114	264,427
Starwood Hotels & Resorts Worldwide, Inc.	4,770	185,171
Time Warner Cable, Inc., Cl A	471,300	29,536,371
Whirlpool Corp.	352,100	17,573,311

		180,479,851

Consumer Staples (3.0%)
BJ’s Wholesale Club, Inc.*	6,500	333,060
ConAgra Foods, Inc.	1,633,100	39,553,682
Molson Coors Brewing Co., Cl B	6,675	264,397
Safeway, Inc.	665,400	11,065,602

		51,216,741

Energy (10.9%)
Arch Coal, Inc.	2,172,900	31,680,882
Murphy Oil Corp.	970,200	42,844,032
Noble Energy, Inc.	257,700	18,245,160
QEP Resources, Inc.	1,346,000	36,436,220
Seadrill Ltd.	778,800	21,440,364
Tidewater, Inc.	828,400	34,834,220
Williams Cos., Inc. (The)	9,775	237,924

		185,718,802

Financials (32.0%)
Alexandria Real Estate Equities, Inc., REIT	243,600	14,954,604
AllianceBernstein Holding LP(a)	1,354,100	18,483,465
American Campus Communities, Inc., REIT	438,000	16,297,980
Ameriprise Financial, Inc.	5,309	208,962
Annaly Capital Management, Inc., REIT	1,040,900	17,310,167
Assurant, Inc.	817,500	29,266,500
BlackRock, Inc.	665	98,427
CME Group, Inc.	131,100	32,303,040
Comerica, Inc.	2,586,600	59,414,202
Discover Financial Services	14,470	331,942
Fifth Third Bancorp	3,441,000	34,754,100
General Growth Properties, Inc., REIT	1,572,900	19,032,090
Hancock Holding Co.(a)	1,225,600	32,821,568
Hanover Insurance Group, Inc. (The)	1,345,800	47,775,900
Host Hotels & Resorts, Inc., REIT	1,157,500	12,663,050
Jones Lang LaSalle, Inc.	215,000	11,139,150
KeyCorp	26,935	159,724
Lazard Ltd., Cl A	2,475,800	52,239,380
Lincoln National Corp.	12,000	187,560
M&T Bank Corp.	4,240	296,376
MB Financial, Inc.	2,667,100	39,259,712
Northern Trust Corp.	983,800	34,413,324
PartnerRe Ltd.	667,600	34,895,452
Realty Income Corp., REIT	543,200	17,512,768
Travelers Cos., Inc. (The)	419,200	20,427,616

		546,247,059

Health Care (5.1%)
CIGNA Corp.	625,500	26,233,470
Omnicare, Inc.(a)	1,054,100	26,805,763
STERIS Corp.	1,152,100	33,721,967

		86,761,200

Industrials (11.1%)
Bombardier, Inc., Cl B	4,771,500	16,786,137
Dover Corp.	5,240	244,184
Eaton Corp.	5,510	195,605
Flowserve Corp.	226,900	16,790,600
Ingersoll-Rand PLC	535,200	15,033,768
Interface, Inc., Cl A	1,290,185	15,301,594
ITT Corp.	6,985	293,370
Parker Hannifin Corp.	284,900	17,985,737
Regal-Beloit Corp.	371,300	16,849,594
Republic Services, Inc.	1,079,800	30,299,188
Rockwell Automation, Inc.	319,100	17,869,600
Ryder System, Inc.	7,420	278,324
Stanley Black & Decker, Inc.	351,900	17,278,290

See Notes to Financial Statements.

31

SCHEDULES OF PORTFOLIO INVESTMENTS
RIDGEWORTH FUNDS  September 30, 2011
(Unaudited)

Mid-Cap Value Equity Fund — concluded

	Shares	Value($)
Industrials—continued

Timken Co. (The)	765,600	25,126,992

		190,332,983

Information Technology (8.6%)
Activision Blizzard, Inc.	13,429	159,805
Analog Devices, Inc.	8,900	278,125
Broadridge Financial Solutions, Inc.	830,300	16,722,242
Harris Corp.	1,169,300	39,954,981
Intersil Corp., Cl A	2,865,800	29,489,082
Seagate Technology PLC	3,060,000	31,456,800
Xerox Corp.	4,164,800	29,028,656

		147,089,691

Materials (7.9%)
Agnico-Eagle Mines Ltd.	3,565	212,189
Airgas, Inc.	214,100	13,663,862
Ashland, Inc.	972,600	42,930,564
Cabot Corp.	213,200	5,283,096
Cytec Industries, Inc.	520,800	18,300,912
Martin Marietta Materials, Inc.(a)	268,900	16,999,858
Packaging Corp. of America	657,400	15,317,420
Valspar Corp. (The)	738,400	23,045,464

		135,753,365

Telecommunication Services (3.7%)
CenturyLink, Inc.	1,060,100	35,110,512
Windstream Corp.(a)	2,422,200	28,242,852

		63,353,364

Utilities (5.7%)
Black Hills Corp.(a)	412,600	12,642,064
Edison International	633,700	24,239,025
NextEra Energy, Inc.	364,800	19,706,496
PG&E Corp.	951,200	40,245,272

		96,832,857

Total Common Stocks (Cost $2,026,700,677)		1,683,785,913

Short-Term Investment (5.7%)
RidgeWorth Funds Securities Lending Joint Account(b)	97,794,977	97,794,977

Total Short-Term Investment (Cost $97,794,977)		97,794,977

Money Market Fund (0.9%)
State Street Institutional Liquid Reserves Fund, Institutional Class, 0.09%(c)	15,942,221	15,942,221

Total Money Market Fund (Cost $15,942,221)		15,942,221

Total Investments (Cost $2,140,437,875) — 105.2%		1,797,523,111
Liabilities in excess of other assets — (5.2)%		(88,869,200)

Net Assets — 100.0%		$1,708,653,911

*	Non-income producing security.

(a)	The security or a partial position of the security was on loan as of September 30, 2011. The total value of securities on loan as of September 30, 2011 was $94,396,978.

(b)	Purchased with cash collateral held from securities lending. The value of the collateral could include collateral held for securities that were sold on or before September 30, 2011 (See Notes to Financial Statements).

(c)	Rate disclosed, the 7 day net yield, is as of September 30, 2011.

Investment Abbreviations

REIT	— Real Estate Investment Trust

See Notes to Financial Statements.

32

SCHEDULES OF PORTFOLIO INVESTMENTS
RIDGEWORTH FUNDS  September 30, 2011
(Unaudited)

Select Large Cap Growth Stock Fund

	Shares	Value($)
Common Stocks (97.6%)
Consumer Discretionary (16.0%)
Amazon.com, Inc.*	2,348	507,708
BorgWarner, Inc.*	16,704	1,011,093
Coach, Inc.	26,454	1,371,111
Las Vegas Sands Corp.*	28,983	1,111,208
Macy’s, Inc.	58,325	1,535,114
Priceline.com, Inc.*	3,015	1,355,122
Viacom, Inc., Cl B	38,656	1,497,534

		8,388,890

Consumer Staples (11.7%)
Costco Wholesale Corp.	15,950	1,309,814
Estee Lauder Cos., Inc. (The), Cl A	14,468	1,270,869
Hansen Natural Corp.*	12,887	1,124,906
Mead Johnson Nutrition Co.	15,516	1,067,966
Whole Foods Market, Inc.	20,938	1,367,461

		6,141,016

Energy (9.4%)
Apache Corp.	10,339	829,601
Cameron International Corp.*	16,425	682,295
Halliburton Co.	33,200	1,013,264
Occidental Petroleum Corp.	16,313	1,166,379
Schlumberger Ltd.	21,012	1,255,047

		4,946,586

Financials (3.8%)
Capital One Financial Corp.	23,860	945,572
Goldman Sachs Group, Inc. (The)	11,306	1,068,982

		2,014,554

Health Care (12.5%)
Agilent Technologies, Inc.*	30,618	956,812
Allergan, Inc.	12,512	1,030,739
AmerisourceBergen Corp.	43,446	1,619,232
Express Scripts, Inc.*	20,794	770,834
Intuitive Surgical, Inc.*	3,243	1,181,360
Pfizer, Inc.	55,819	986,880

		6,545,857

Industrials (7.9%)
Joy Global, Inc.	17,908	1,117,101
Precision Castparts Corp.	9,867	1,533,924
Union Pacific Corp.	18,317	1,495,949

		4,146,974

Information Technology (33.9%)
Analog Devices, Inc.	54,833	1,713,531
Apple, Inc.*	10,906	4,157,149
ARM Holdings PLC SP ADR	31,507	803,429
ASML Holding NV NYS	20,250	699,435
Baidu, Inc. SP ADR*	6,943	742,276
Broadcom Corp., Cl A*	31,961	1,063,982
EMC Corp.*	72,592	1,523,706
F5 Networks, Inc.*	17,460	1,240,533
Oracle Corp.	64,758	1,861,145
QUALCOMM, Inc.	44,243	2,151,537
Visa, Inc., Cl A	21,099	1,808,606

		17,765,329

Materials (2.4%)
Praxair, Inc.	13,327	1,245,808

Total Common Stocks (Cost $45,646,820)		51,195,014

Money Market Fund (2.4%)
State Street Institutional Liquid Reserves Fund, Institutional Class, 0.09%(a)	1,263,298	1,263,298

Total Money Market Fund (Cost $1,263,298)		1,263,298

Total Investments (Cost $46,910,118) — 100.0%		52,458,312

Liabilities in excess of other assets — (0.0)%		(4,427)

Net Assets — 100.0%		$52,453,885

*	Non-income producing security.

(a)	Rate disclosed, the 7 day net yield, is as of September 30, 2011.

Investment Abbreviations

NYS	— New York Registered Shares

SP ADR	— Sponsored American Depositary Receipt

See Notes to Financial Statements.

33

SCHEDULES OF PORTFOLIO INVESTMENTS
RIDGEWORTH FUNDS  September 30, 2011
(Unaudited)

Small Cap Growth Stock Fund

	Shares	Value($)
Common Stocks (98.8%)
Consumer Discretionary (17.2%)
American Axle & Manufacturing Holdings, Inc.*	262,933	2,006,179
ANN, Inc.*	166,789	3,809,461
AscenaRetail Group, Inc.*	134,313	3,635,853
Buffalo Wild Wings, Inc.*	43,806	2,619,599
Chico’s FAS, Inc.	176,974	2,022,813
Cooper Tire & Rubber Co.	180,260	1,963,031
CROCS, Inc.*	135,648	3,210,788
Deckers Outdoor Corp.*	35,492	3,309,984
DSW, Inc., Cl A	39,641	1,830,621
eLong, Inc. SP ADR*	9,308	160,656
Hibbett Sports, Inc.*	60,721	2,057,835
Life Time Fitness, Inc.*(a)	87,288	3,216,563
Makemytrip Ltd.*(a)	60,989	1,346,637
Modine Manufacturing Co.*	230,684	2,089,997
Panera Bread Co., CL A*	16,128	1,676,344
Ruby Tuesday, Inc.*	292,284	2,092,754
Steven Madden Ltd.*	111,610	3,359,461
Tenneco, Inc.*	108,156	2,769,875
Ulta Salon Cosmetics & Fragrance, Inc.*	36,673	2,282,161
Vera Bradley, Inc.*(a)	29,607	1,067,332
Warnaco Group, Inc. (The)*	77,201	3,558,194

		50,086,138

Consumer Staples (2.9%)
Diamond Foods, Inc.(a)	49,209	3,926,386
Inter Parfums, Inc.	103,872	1,604,822
Nu Skin Enterprises, Inc., Cl A	75,540	3,060,881

		8,592,089

Energy (6.1%)
Basic Energy Services, Inc.*	67,444	955,007
Berry Petroleum Co., Cl A	30,743	1,087,687
Bill Barrett Corp.*	23,534	852,872
Brigham Exploration Co.*	61,413	1,551,292
Gulfport Energy Corp.*	104,636	2,530,099
Kodiak Oil & Gas Corp.*(a)	244,248	1,272,532
Lufkin Industries, Inc.	46,210	2,458,834
Pioneer Drilling Co.*	136,478	979,912
Stone Energy Corp.*	59,931	971,482
Western Refining, Inc.*(a)	152,450	1,899,527
World Fuel Services Corp.	98,393	3,212,532

		17,771,776

Financials (6.3%)
Cardtronics, Inc.*	192,980	4,423,102
Cathay General Bancorp	120,684	1,373,384
Encore Capital Group, Inc.*	126,258	2,758,737
Portfolio Recovery Associates, Inc.*	58,518	3,640,990
Stifel Financial Corp.*	114,468	3,040,270
World Acceptance Corp.*(a)	55,371	3,098,007

		18,334,490

Health Care (20.1%)
Bio-Reference Laboratories, Inc.*(a)	102,831	1,893,119
Catalyst Health Solutions, Inc.*	54,538	3,146,297
Cubist Pharmaceuticals, Inc.*	94,948	3,353,563
Endologix, Inc.*	171,078	1,717,623
HealthSouth Corp.*	123,655	1,846,169
Healthspring, Inc.*	76,808	2,800,420
HeartWare International, Inc.*(a)	24,253	1,562,136
HMS Holdings Corp.*	162,539	3,964,326
ICON PLC SP ADR*	93,397	1,501,824
Impax Laboratories, Inc.*	110,029	1,970,619
Incyte Corp. Ltd.*(a)	114,966	1,606,075
Medicines Co. (The)*	115,983	1,725,827
Medicis Pharmaceutical Corp., CL A	37,420	1,365,082
Medidata Solutions, Inc.*	112,962	1,857,095
Merit Medical Systems, Inc.*	117,106	1,538,773
Momenta Pharmaceuticals, Inc.*	112,917	1,298,546
Neogen Corp.*	63,120	2,191,526
NuVasive, Inc.*(a)	80,874	1,380,519
Onyx Pharmaceuticals, Inc.*	77,598	2,328,716
Par Pharmaceutical Cos., Inc.*	45,518	1,211,689
PSS World Medical, Inc.*	78,626	1,548,146
Quality Systems, Inc.(a)	33,929	3,291,113
Questcor Pharmaceuticals, Inc.*	129,123	3,519,893
Salix Pharmaceuticals Ltd.*	37,126	1,098,930
SonoSite, Inc.*	59,512	1,805,594
STERIS Corp.	91,152	2,668,019
Team Health Holdings, Inc.*	52,664	864,743
Viropharma, Inc.*	100,053	1,807,958
West Pharmaceutical Services, Inc.	41,010	1,521,471

		58,385,811

Industrials (18.7%)
AAR Corp.	129,755	2,163,016
Acacia Research — Acacia Technologies*	98,621	3,549,370
Actuant Corp.	150,313	2,968,682

See Notes to Financial Statements.

34

SCHEDULES OF PORTFOLIO INVESTMENTS
RIDGEWORTH FUNDS  September 30, 2011
(Unaudited)

Small Cap Growth Stock Fund — concluded

	Shares	Value($)
Industrials—continued

Alaska Air Group, Inc.*	29,668	1,670,012
American Science & Engineering, Inc.	20,104	1,227,349
Barnes Group, Inc.	123,382	2,375,103
Corporate Executive Board Co. (The)	39,329	1,172,004
EnPro Industries, Inc.*	45,116	1,339,043
Forward Air Corp.	110,584	2,814,363
General Cable Corp.*	52,991	1,237,340
Hexcel Corp.*	198,662	4,402,350
Higher One Holdings, Inc.*(a)	142,520	2,318,800
Hub Group, Inc., Cl A*	122,382	3,459,739
InnerWorkings, Inc.*(a)	289,353	2,268,527
Kelly Services, Inc., Cl A	76,592	873,149
Knight Transportation, Inc.	133,883	1,781,983
MasTec, Inc.*	166,868	2,938,545
MYR Group, Inc.*	98,891	1,744,437
Raven Industries, Inc.	29,791	1,435,926
Robbins & Myers, Inc.	63,489	2,203,703
RSC Holdings, Inc.*	367,158	2,617,837
Triumph Group, Inc.	51,105	2,490,858
Valmont Industries, Inc.	23,413	1,824,809
Woodward, Inc.	128,317	3,515,886

		54,392,831

Information Technology (24.1%)
Anixter International, Inc.	51,662	2,450,845
Ariba, Inc.*	97,066	2,689,699
Aruba Networks, Inc.*(a)	209,249	4,375,397
Bottomline Technologies, Inc.*	92,647	1,865,911
BroadSoft, Inc.*(a)	67,320	2,043,162
Cavium, Inc.*	122,494	3,308,563
Cirrus Logic, Inc.*	222,226	3,275,611
Coherent, Inc.*	68,445	2,940,397
Concur Technologies, Inc.*	86,036	3,202,260
Finisar Corp.*	72,230	1,266,914
InterDigital, Inc.(a)	26,391	1,229,293
MICROS Systems, Inc.*	32,220	1,414,780
NETGEAR, Inc.*	102,211	2,646,243
NetSuite, Inc.*(a)	120,497	3,254,624
NIC, Inc.	143,368	1,641,564
Omnivision Technologies, Inc.*	123,072	1,727,931
OpenTable, Inc.*(a)	34,148	1,571,149
OPNET Technologies, Inc.	37,129	1,296,173
QLIK Technologies, Inc.*	35,422	767,241
Responsys, Inc.*	11,964	128,972
RightNow Technologies, Inc.*	89,337	2,952,588
Sapient Corp.	126,672	1,284,454
Semtech Corp.*	109,743	2,315,577
SolarWinds, Inc.*	131,642	2,898,757
Stratasys, Inc.*(a)	70,014	1,298,060
SuccessFactors, Inc.*	168,288	3,868,941
Taleo Corp., Cl A*	136,309	3,505,867
Tech Data Corp.*	53,238	2,301,479
TriQuint Semiconductor, Inc.*	478,620	2,402,672
Ultimate Software Group, Inc.*	52,786	2,466,162
VeriFone Systems, Inc.*	49,019	1,716,645

		70,107,931

Materials (3.4%)
Buckeye Technologies, Inc.	94,676	2,282,639
PolyOne Corp.	260,914	2,794,389
Rock-Tenn Co., Cl A	54,210	2,638,943
Zagg, Inc.*(a)	206,583	2,049,303

		9,765,274

Total Common Stocks (Cost $279,886,003)		287,436,340

Short-Term Investment (11.3%)
RidgeWorth Funds Securities Lending Joint Account(b)	32,894,682	32,894,682

Total Short-Term Investment (Cost $32,894,682)		32,894,682

Money Market Fund (1.3%)
State Street Institutional Liquid Reserves Fund, Institutional Class, 0.09%(c)	3,705,400	3,705,400

Total Money Market Fund (Cost $3,705,400)		3,705,400

Total Investments (Cost $316,486,085) — 111.4%		324,036,422
Liabilities in excess of other assets — (11.4)%		(33,063,768)

Net Assets — 100.0%		$290,972,654

*	Non-income producing security.

(a)	The security or a partial position of the security was on loan as of September 30, 2011. The total value of securities on loan as of September 30, 2011 was $32,033,861.

(b)	Purchased with cash collateral held from securities lending. The value of the collateral could include collateral held for securities that were sold on or before September 30, 2011 (See Notes to Financial Statements).

(c)	Rate disclosed, the 7 day net yield, is as of September 30, 2011.

Investment Abbreviations

SP ADR	— Sponsored American Depositary Receipt

See Notes to Financial Statements.

35

SCHEDULES OF PORTFOLIO INVESTMENTS
RIDGEWORTH FUNDS  September 30, 2011
(Unaudited)

Small Cap Value Equity Fund

	Shares	Value($)
Common Stocks (94.4%)
Consumer Discretionary (14.5%)
Aaron’s, Inc.	352,150	8,891,788
Brunswick Corp.	218,400	3,066,336
Choice Hotels International, Inc.	97,900	2,909,588
Cracker Barrel Old Country Store, Inc.	209,700	8,404,776
Einstein Noah Restaurant Group, Inc.	274,800	3,525,684
Gafisa SA ADR	770,800	4,447,516
Guess?, Inc.	834,354	23,770,745
Hillenbrand, Inc.	122,900	2,261,360
Lithia Motors, Inc., Cl A	250,700	3,605,066
M.D.C. Holdings, Inc.	362,100	6,133,974
NutriSystem, Inc.	328,650	3,979,952
Rent-A-Center, Inc.	292,100	8,018,145
Scholastic Corp.	406,950	11,406,808
Sonic Automotive, Inc., Cl A	700,500	7,558,395
Thor Industries, Inc.	493,800	10,937,670
Wendy’s Co. (The)	3,566,000	16,367,940
Williams-Sonoma, Inc.	272,500	8,390,275
Wolverine World Wide, Inc.	386,050	12,836,162

		146,512,180

Consumer Staples (1.0%)
PriceSmart, Inc.	7,000	436,240
WD-40 Co.	240,650	9,587,496

		10,023,736

Energy (2.4%)
Bristow Group, Inc.	258,100	10,951,183
Tidewater, Inc.	320,600	13,481,230

		24,432,413

Financials (23.2%)
Advance America Cash Advance Centers, Inc.	748,850	5,511,536
Banco Latinoamericano de Expectaciones SA, Ser E	238,550	3,633,117
Bank of Hawaii Corp.	140,800	5,125,120
Campus Crest Communities, Inc. REIT	333,800	3,631,744
Cash America International, Inc.	529,650	27,096,894
Cash Store Financial Services, Inc. (The)	213,000	1,793,460
Compass Diversified Holdings	559,600	6,815,928
E-House China Holdings Ltd. ADS	767,300	4,442,667
Evercore Partners, Inc., Cl A	311,150	7,094,220
Hancock Holding Co.	590,574	15,815,572
Hanover Insurance Group, Inc. (The)	592,450	21,031,975
HCC Insurance Holdings, Inc.	947,300	25,624,465
JMP Group, Inc.	628,700	3,652,747
LaSalle Hotel Properties, REIT	459,000	8,812,800
Mid-America Apartment Communities, Inc., REIT	192,000	11,562,240
Monmouth Real Estate Investment Corp., Cl A REIT	114,700	909,571
National Retail Properties, Inc. REIT	427,050	11,474,833
Oppenheimer Holdings, Inc., Cl A	209,200	3,355,568
StanCorp Financial Group, Inc.	614,800	16,950,036
Starwood Property Trust, Inc., REIT	465,600	7,989,696
Summit Hotel Properties, Inc., REIT	217,300	1,534,138
Tanger Factory Outlet Centers, Inc., REIT	346,100	9,002,061
Tower Group, Inc.	297,850	6,808,851
Trust Co Bank Corp. NY	357,400	1,594,004
UMB Financial Corp.	449,150	14,408,732
Washington Real Estate Investment Trust	334,150	9,416,347

		235,088,322

Health Care (6.6%)
Cooper Cos., Inc. (The)	464,996	36,804,434
Ensign Group, Inc.	236,700	5,470,137
Landauer, Inc.	124,900	6,187,546
Omnicare, Inc.	313,000	7,959,590
STERIS Corp.	357,557	10,465,693

		66,887,400

Industrials (27.5%)
A.O. Smith Corp.	752,775	24,111,383
ABM Industries, Inc.	517,600	9,865,456
Aceto Corp.	155,300	821,537
Brink’s Co. (The)	372,100	8,673,651
China Yuchai International Ltd.	126,000	1,837,080

See Notes to Financial Statements.

36

SCHEDULES OF PORTFOLIO INVESTMENTS
RIDGEWORTH FUNDS  September 30, 2011
(Unaudited)

Small Cap Value Equity Fund — concluded

	Shares	Value($)
Industrials—continued

CIRCOR International, Inc.	199,600	5,862,252
Copa Holdings SA, Cl A	376,107	23,044,076
Crane Co.	252,700	9,018,863
Cubic Corp.	76,050	2,971,274
GATX Corp.	343,471	10,644,166
Gol Linhas Aereas Inteligentes SA ADR	888,350	4,939,226
Grupo Aeroportuario del Pacifico SA de CV SP ADR	359,976	11,954,803
Harsco Corp.	421,000	8,163,190
Herman Miller, Inc.	457,300	8,167,378
Interface, Inc., Cl A	2,084,571	24,723,012
John Beam Technologies Corp.	444,525	6,338,926
Lennox International, Inc.	402,400	10,373,872
LSI Industries, Inc.	177,265	1,104,361
Mine Safety Appliances Co.	50,200	1,353,392
Nordson Corp.	142,000	5,643,080
Progressive Waste Solutions Ltd.	1,446,350	29,765,883
Regal-Beloit Corp.	176,700	8,018,646
Robbins & Myers, Inc.	214,800	7,455,708
Ryder System, Inc.	247,400	9,279,974
Snap-on, Inc.	467,150	20,741,460
Tennant Co.	138,400	4,895,208
Viad Corp.	464,200	7,882,116
Watsco, Inc.	203,000	10,373,300

		278,023,273

Information Technology (6.6%)
Aixtron AG SP ADR	1,096,220	15,917,114
Black Box Corp.	292,550	6,245,943
Broadridge Financial Solutions, Inc.	256,100	5,157,854
Cohu, Inc.	326,953	3,230,296
Comtech Telecommunications Corp.	345,600	9,707,904
Intersil Corp., Cl A	1,640,940	16,885,273
Plantronics, Inc.	356,950	10,155,227

		67,299,611

Materials (10.6%)
A. Schulman, Inc.	395,100	6,712,749
Buckeye Technologies, Inc.	362,600	8,742,286
Cabot Corp.	292,100	7,238,238
Carpenter Technology Corp.	238,300	10,697,287
Cytec Industries, Inc.	191,200	6,718,768
Globe Specialty Metals, Inc.	607,100	8,815,092
Haynes International, Inc.	133,300	5,791,885
Olin Corp.	795,500	14,326,955
Schnitzer Steel Industries, Inc., Cl A	96,300	3,543,840
Sensient Technologies Corp.	254,165	8,273,071
Valspar Corp. (The)	848,650	26,486,366

		107,346,537

Utilities (2.0%)
Avista Corp.	283,250	6,755,513
California Water Service Group	431,200	7,636,552
Unisource Energy Corp.	163,000	5,882,670

		20,274,735

Total Common Stocks (Cost $1,021,289,197)		955,888,207

Money Market Fund (6.2%)
State Street Institutional Liquid Reserves Fund, Institutional Class, 0.09%(a)	62,710,214	62,710,214

Total Money Market Fund (Cost $62,710,214)		62,710,214

Total Investments (Cost $1,083,999,411) — 100.6%		1,018,598,421
Liabilities in excess of other assets — (0.6)%		(6,207,949)

Net Assets — 100.0%		$1,012,390,472

(a)	Rate disclosed, the 7 day net yield, is as of September 30, 2011.

Investment Abbreviations

ADR	— American Depositary Receipt

ADS	— American Depositary Shares

REIT	— Real Estate Investment Trust

SP ADR	— Sponsored American Depositary Receipt

See Notes to Financial Statements.

37

SCHEDULES OF PORTFOLIO INVESTMENTS
RIDGEWORTH FUNDS  September 30, 2011
(Unaudited)

Aggressive Growth Allocation Strategy

	Shares	Value($)
Equity Funds(a) (79.9%)
RidgeWorth Aggressive Growth Stock Fund*	70,072	882,206
RidgeWorth International Equity Fund	101,390	931,769
RidgeWorth International Equity Index Fund	87,928	941,708
RidgeWorth Large Cap Core Growth Stock Fund	209,246	2,385,402
RidgeWorth Large Cap Growth Stock Fund	230,168	2,278,663
RidgeWorth Large Cap Value Equity Fund	338,458	3,736,580
RidgeWorth Mid-Cap Value Equity Fund	199,143	1,877,915
RidgeWorth Select Large Cap Growth Stock Fund*	83,301	2,213,307
RidgeWorth Small Cap Growth Stock Fund*	77,658	1,033,623
RidgeWorth Small Cap Value Equity Fund	90,073	1,059,264

Total Equity Funds (Cost $17,359,246)		17,340,437

Exchange Traded Funds (19.8%)
iShares Dow Jones U.S. Real Estate Index Fund	15,281	772,760
iShares MSCI Emerging Markets Index Fund	28,207	989,220
iShares Russell 2000 Index Fund	3,121	200,524
iShares S&P 500 Index Fund	16,470	1,872,474
Market Vectors Gold Miners Fund	8,595	474,358

Total Exchange Traded Funds (Cost $4,956,876)		4,309,336

Money Market Fund (0.7%)
State Street Institutional Treasury Money Market Fund, Institutional Class, 0.00%(b)	144,768	144,768

Total Money Market Fund (Cost $144,768)		144,768

Total Investments (Cost $22,460,890) — 100.4%		21,794,541
Liabilities in excess of other assets — (0.4)%		(86,097)

Net Assets — 100.0%		$21,708,444

*	Non-income producing security.

(a)	Affiliated investment. Investment is in I Shares.

(b)	Rate disclosed, the 7 day net yield, is as of September 30, 2011.

See Notes to Financial Statements.

38

SCHEDULES OF PORTFOLIO INVESTMENTS
RIDGEWORTH FUNDS  September 30, 2011
(Unaudited)

Conservative Allocation Strategy

	Shares	Value($)
Equity Funds(a) (27.3%)
RidgeWorth Aggressive Growth Stock Fund*	27,290	343,579
RidgeWorth International Equity Fund	40,314	370,482
RidgeWorth International Equity Index Fund	34,230	366,601
RidgeWorth Large Cap Core Growth Stock Fund	168,628	1,922,355
RidgeWorth Large Cap Growth Stock Fund	138,495	1,371,098
RidgeWorth Large Cap Value Equity Fund	182,043	2,009,751
RidgeWorth Mid-Cap Value Equity Fund	89,541	844,376
RidgeWorth Select Large Cap Growth Stock Fund*	32,145	854,092
RidgeWorth Small Cap Growth Stock Fund*	30,486	405,768
RidgeWorth Small Cap Value Equity Fund	35,317	415,329

Total Equity Funds (Cost $9,155,750)		8,903,431

Fixed Income Funds(a) (63.9%)
RidgeWorth Corporate Bond Fund	224,465	2,235,675
RidgeWorth High Income Fund	198,300	1,279,033
RidgeWorth Intermediate Bond Fund	845,440	9,113,839
RidgeWorth Seix Floating Rate High Income Fund	71,257	604,969
RidgeWorth Seix High Yield Fund	142,709	1,302,934
RidgeWorth Total Return Bond Fund	509,556	5,594,929
RidgeWorth U.S. Government Securities Ultra-Short Bond Fund	74,490	751,605

Total Fixed Income Funds (Cost $20,427,100)		20,882,984

Exchange Traded Funds (5.6%)
iShares Barclays 20+ Year Treasury Bond Fund	4,201	507,481
iShares Barclays U.S. Treasury Inflation Protected Securities Fund	255	29,146
iShares Dow Jones U.S. Real Estate Index Fund	5,822	294,419
iShares MSCI Emerging Markets Index Fund	10,755	377,178
iShares Russell 2000 Index Fund	1,127	72,410
iShares S&P 500 Index Fund	2,984	339,251
Market Vectors Gold Miners Fund	3,511	193,772

Total Exchange Traded Funds (Cost $1,871,599)		1,813,657

Money Market Fund (1.8%)
State Street Institutional Treasury Money Market Fund, Institutional Class, 0.00%(b)	595,424	595,424

Total Money Market Fund (Cost $595,424)		595,424

Total Investments (Cost $32,049,873) — 98.6%		32,195,496
Other assets in excess of liabilities — 1.4%		473,491

Net Assets — 100.0%		$32,668,987

*	Non-income producing security.

(a)	Affiliated investment. Investment is in I Shares.

(b)	Rate disclosed, the 7 day net yield, is as of September 30, 2011.

See Notes to Financial Statements.

39

SCHEDULES OF PORTFOLIO INVESTMENTS
RIDGEWORTH FUNDS  September 30, 2011
(Unaudited)

Growth Allocation Strategy

	Shares	Value($)
Equity Funds(a) (56.7%)
RidgeWorth Aggressive Growth Stock Fund*	131,055	1,649,977
RidgeWorth International Equity Fund	189,813	1,744,383
RidgeWorth International Equity Index Fund	164,475	1,761,527
RidgeWorth Large Cap Core Growth Stock Fund	339,456	3,869,803
RidgeWorth Large Cap Growth Stock Fund	492,576	4,876,506
RidgeWorth Large Cap Value Equity Fund	683,600	7,546,942
RidgeWorth Mid-Cap Value Equity Fund	346,824	3,270,554
RidgeWorth Select Large Cap Growth Stock Fund*	154,542	4,106,190
RidgeWorth Small Cap Growth Stock Fund*	145,055	1,930,680
RidgeWorth Small Cap Value Equity Fund	168,229	1,978,375

Total Equity Funds (Cost $31,641,692)		32,734,937

Fixed Income Funds(a) (26.9%)
RidgeWorth Corporate Bond Fund	120,575	1,200,928
RidgeWorth High Income Fund	166,073	1,071,169
RidgeWorth Intermediate Bond Fund	627,604	6,765,572
RidgeWorth Seix Floating Rate High Income Fund	50,332	427,319
RidgeWorth Seix High Yield Fund	119,388	1,090,010
RidgeWorth Total Return Bond Fund	439,401	4,824,628
RidgeWorth U.S. Government Securities Ultra-Short Bond Fund	15,579	157,188

Total Fixed Income Funds (Cost $14,855,146)		15,536,814

Exchange Traded Funds (15.7%)
iShares Barclays 20+ Year Treasury Bond Fund	2,518	304,174
iShares Barclays U.S. Treasury Inflation Protected Securities Fund	354	40,462
iShares Dow Jones U.S. Real Estate Index Fund	28,581	1,445,341
iShares MSCI Emerging Markets Index Fund	52,320	1,834,863
iShares Russell 2000 Index Fund	5,376	345,408
iShares S&P 500 Index Fund	36,979	4,204,143
Market Vectors Gold Miners Fund	15,843	874,375

Total Exchange Traded Funds (Cost $10,231,713)		9,048,766

Money Market Fund (1.1%)
State Street Institutional Treasury Money Market Fund, Institutional Class, 0.00%(b)	614,612	614,612

Total Money Market Fund (Cost $614,612)		614,612

Total Investments (Cost $57,343,163) — 100.4%		57,935,129
Liabilities in excess of other assets — (0.4)%		(216,066)

Net Assets — 100.0%		$57,719,063

*	Non-income producing security.

(a)	Affiliated investment. Investment is in I Shares.

(b)	Rate disclosed, the 7 day net yield, is as of September 30, 2011.

See Notes to Financial Statements.

40

SCHEDULES OF PORTFOLIO INVESTMENTS
RIDGEWORTH FUNDS  September 30, 2011
(Unaudited)

Moderate Allocation Strategy

	Shares	Value($)
Equity Funds(a) (41.1%)
RidgeWorth Aggressive Growth Stock Fund*	211,170	2,658,633
RidgeWorth International Equity Fund	305,963	2,811,796
RidgeWorth International Equity Index Fund	265,037	2,838,544
RidgeWorth Large Cap Core Growth Stock Fund	820,571	9,354,506
RidgeWorth Large Cap Growth Stock Fund	872,427	8,637,030
RidgeWorth Large Cap Value Equity Fund	1,197,253	13,217,676
RidgeWorth Mid-Cap Value Equity Fund	559,303	5,274,223
RidgeWorth Select Large Cap Growth Stock Fund*	248,998	6,615,869
RidgeWorth Small Cap Growth Stock Fund*	234,027	3,114,893
RidgeWorth Small Cap Value Equity Fund	271,398	3,191,644

Total Equity Funds (Cost $56,145,410)		57,714,814

Fixed Income Funds(a) (46.6%)
RidgeWorth Corporate Bond Fund	502,749	5,007,377
RidgeWorth High Income Fund	690,276	4,452,282
RidgeWorth Intermediate Bond Fund	2,376,432	25,617,935
RidgeWorth Seix Floating Rate High Income Fund	234,675	1,992,391
RidgeWorth Seix High Yield Fund	496,384	4,531,989
RidgeWorth Total Return Bond Fund	1,902,767	20,892,386
RidgeWorth U.S. Government Securities Ultra-Short Bond Fund	283,651	2,862,042

Total Fixed Income Funds (Cost $62,719,663)		65,356,402

Exchange Traded Funds (11.8%)
iShares Barclays 20+ Year Treasury Bond Fund	13,036	1,574,749
iShares Barclays U.S. Treasury Inflation Protected Securities Fund	1,156	132,131
iShares Dow Jones U.S. Real Estate Index Fund	46,060	2,329,254
iShares MSCI Emerging Markets Index Fund	85,025	2,981,827
iShares Russell 2000 Index Fund	9,397	603,757
iShares S&P 500 Index Fund	65,703	7,469,774
Market Vectors Gold Miners Fund	26,606	1,468,385

Total Exchange Traded Funds (Cost $18,215,881)		16,559,877

Money Market Fund (0.8%)
State Street Institutional Treasury Money Market Fund, Institutional Class, 0.00%(b)	1,154,135	1,154,135

Total Money Market Fund (Cost $1,154,135)		1,154,135

Total Investments (Cost $138,235,089) — 100.3%		140,785,228
Liabilities in excess of other assets — (0.3)%		(460,660)

Net Assets — 100.0%		$140,324,568

*	Non-income producing security.

(a)	Affiliated investment. Investment is in I Shares.

(b)	Rate disclosed, the 7 day net yield, is as of September 30, 2011.

See Notes to Financial Statements.

41

STATEMENTS OF ASSETS AND LIABILITIES
RIDGEWORTH FUNDS  September 30, 2011
(Unaudited)

					Large Cap
	Aggressive	Emerging		International	Core
	Growth Stock	Growth Stock	International	Equity Index	Growth Stock
	Fund	Fund	Equity Fund	Fund	Fund

Assets:
Total Investments, at Cost	$69,038,135	$16,881,788	$214,451,343	$296,482,464	$89,906,165

Total Investments, at Value*	$88,788,098	$16,972,889	$200,980,273	$369,212,388	$87,397,070
Dividends Receivable	5,506	999	871,940	1,382,325	127,206
Foreign Currency, at Value (Cost $—, $—, $4,561,287, $144,850 and $—, respectively)	—	—	4,482,076	143,373	—
Receivable for Capital Shares Issued	447,459	21,656	7,539	622,391	107,547
Receivable for Investment Securities Sold	196,871	4,240,188	2,473,556	4,683,372	—
Reclaims Receivable	—	—	189,786	155,556	—
Prepaid Expenses and Other Assets	19,287	17,885	13,215	20,436	26,578

Total Assets	89,457,221	21,253,617	209,018,385	376,219,841	87,658,401

Liabilities:
Payable for Investment Securities Purchased	656,197	28,484	2,120,144	—	—
Payable for Cash Overdraft	—	4,189,128	—	4,150,518	—
Payable for Capital Shares Redeemed	3,360	19,106	2,877,202	934,848	30,030
Payable Upon Return of Securities Loaned	177,200	380,150	664,950	12,791,653	—
Investment Advisory Fees Payable	87,092	16,387	207,963	154,570	65,853
Administration Fees Payable	1,668	437	3,977	4,785	434
Fund Accounting Fees Payable	1,523	—	—	—	11,315
Transfer Agency Fees Payable	—	—	72	794	1,142
Compliance and Fund Services Fees Payable	1,413	152	2,828	6,716	7,590
Distribution and Service Fees Payable	839	1,212	1,389	664	16,629
Custodian Fees Payable	619	—	43,205	131,143	—
Trustee Fees Payable	—	—	294	581	2,433
Accrued Expenses	6,784	245	13,116	24,881	8,489

Total Liabilities	936,695	4,635,301	5,935,140	18,201,153	143,915

Total Net Assets	$88,520,526	$16,618,316	$203,083,245	$358,018,688	$87,514,486

Net Assets Consist of:
Capital	$97,656,411	$39,290,870	$511,796,091	$295,749,963	$238,077,115
Accumulated Net Investment Income (Loss)	(598,811)	(158,221)	4,891,136	10,492,718	24,716
Accumulated Net Realized Loss from Investment and Foreign Currency Transactions	(28,287,037)	(22,605,434)	(300,065,344)	(20,963,362)	(148,078,250)
Net Unrealized Appreciation (Depreciation) on Investments and Foreign Currencies	19,749,963	91,101	(13,538,638)	72,739,369	(2,509,095)

Net Assets	$88,520,526	$16,618,316	$203,083,245	$358,018,688	$87,514,486

Net Assets:
I Shares	$85,378,373	$12,561,569	$197,743,971	$355,448,646	$58,137,135
A Shares	3,142,153	4,056,747	5,339,274	2,570,042	13,953,683
C Shares	—	—	—	—	15,423,668
Shares Outstanding (unlimited number of shares authorized, no par value)
I Shares	6,780,234	1,108,294	21,508,823	33,193,384	5,101,346
A Shares	255,461	367,109	588,149	242,494	1,212,584
C Shares	—	—	—	—	1,384,026
Net Asset Value and Redemption Price Per Share:
I Shares	$12.59	$11.33	$9.19	$10.71	$11.40
A Shares	12.30	11.05	9.08	10.60	11.51
C Shares(a)	—	—	—	—	11.14
Offering Price Per Share (100%/(100%-maximum sales charge x net asset value) of net asset value adjusted to the nearest cent):
A Shares	$13.05	$11.72	$9.63	$11.25	$12.21
Maximum Sales Charge — A Shares	5.75%	5.75%	5.75%	5.75%	5.75%

*	Investments include securities on loan of $172,440, $369,187, $632,495, $12,370,807 and $—, respectively.

(a)	Redemption price per share varies based on length of time shares are held.

See Notes to Financial Statements.

42

STATEMENTS OF ASSETS AND LIABILITIES
RIDGEWORTH FUNDS  September 30, 2011
(Unaudited)

	Large Cap	Large Cap	Mid-Cap	Select Large	Small Cap
	Growth Stock	Value Equity	Value Equity	Cap Growth	Growth Stock
	Fund	Fund	Fund	Stock Fund	Fund

Assets:
Total Investments, at Cost	$281,542,599	$1,719,201,207	$2,140,437,875	$46,910,118	$316,486,085

Total Investments, at Value*	$384,996,995	$1,601,014,680	$1,797,523,111	$52,458,312	$324,036,422
Dividends Receivable	375,413	3,418,648	4,444,693	52,038	53,922
Receivable for Capital Shares Issued	520,911	11,386,764	9,420,757	608	1,059,956
Receivable for Investment Securities Sold	—	79,068,503	21,171,113	—	105,785
Prepaid Expenses and Other Assets	28,390	68,434	122,480	16,316	15,901

Total Assets	385,921,709	1,694,957,029	1,832,682,154	52,527,274	325,271,986

Liabilities:
Payable for Investment Securities Purchased	—	73,279,465	20,237,571	—	—
Payable for Cash Overdraft	—	—	—	—	105,785
Payable for Capital Shares Redeemed	986,736	1,522,836	4,220,629	8,826	954,025
Payable Upon Return of Securities Loaned	—	11,883,075	97,794,977	—	32,894,682
Investment Advisory Fees Payable	329,301	1,027,367	1,435,131	40,390	298,974
Administration Fees Payable	6,830	24,993	31,028	973	5,356
Fund Accounting Fees Payable	8,614	17,492	4,596	2,221	5,962
Transfer Agency Fees Payable	6,506	—	6,026	1,797	1,845
Compliance and Fund Services Fees Payable	6,536	18,592	10,875	1,518	5,221
Distribution and Service Fees Payable	22,434	44,485	123,670	12,133	8,428
Custodian Fees Payable	5,533	1,098	83,944	—	—
Trustee Fees Payable	771	—	—	255	—
Accrued Expenses	28,129	68,199	79,796	5,276	19,054

Total Liabilities	1,401,390	87,887,602	124,028,243	73,389	34,299,332

Total Net Assets	$384,520,319	$1,607,069,427	$1,708,653,911	$52,453,885	$290,972,654

Net Assets Consist of:
Capital	$292,818,979	$1,809,092,874	$1,960,073,040	$46,897,951	$303,142,907
Accumulated Net Investment Income (Loss)	(343,941)	(36,658)	289,825	(106,470)	(1,386,825)
Accumulated Net Realized Gain (Loss) from Investment and Foreign Currency Transactions	(11,409,115)	(83,800,262)	91,205,810	114,210	(18,333,765)
Net Unrealized Appreciation (Depreciation) on Investments	103,454,396	(118,186,527)	(342,914,764)	5,548,194	7,550,337

Net Assets	$384,520,319	$1,607,069,427	$1,708,653,911	$52,453,885	$290,972,654

Net Assets:
I Shares	$333,088,021	$1,458,154,379	$1,314,983,665	$38,370,616	$275,257,271
A Shares	37,235,923	134,212,924	364,513,973	560,516	8,741,205
C Shares	14,196,375	14,702,124	29,156,273	13,522,753	6,974,178
Shares Outstanding (unlimited number of shares authorized, no par value)
I Shares	33,647,792	132,108,532	139,457,285	1,444,070	20,674,960
A Shares	4,066,595	12,219,689	38,920,291	21,436	697,350
C Shares	1,757,062	1,357,920	3,148,353	571,860	644,984
Net Asset Value and Redemption Price Per Share:
I Shares	$9.90	$11.04	$9.43	$26.57	$13.31
A Shares	9.16	10.98	9.37	26.15	12.53
C Shares(a)	8.08	10.83	9.26	23.65	10.81
Offering Price Per Share (100%/(100%-maximum sales charge x net asset value) of net asset value adjusted to the nearest cent):
A Shares	$9.72	$11.65	$9.94	$27.75	$13.29
Maximum Sales Charge — A Shares	5.75%	5.75%	5.75%	5.75%	5.75%

*	Investments include securities on loan of $—, $11,630,394, $94,396,978, $— and $32,033,861, respectively.

(a)	Redemption price per share varies based on length of time shares are held.

See Notes to Financial Statements.

43

STATEMENTS OF ASSETS AND LIABILITIES
RIDGEWORTH FUNDS  September 30, 2011
(Unaudited)

		Aggressive
	Small Cap	Growth	Conservative	Growth	Moderate
	Value Equity	Allocation	Allocation	Allocation	Allocation
	Fund	Strategy	Strategy	Strategy	Strategy

Assets:
Total Investments, at Cost	$1,083,999,411	$22,460,890	$32,049,873	$57,343,163	$138,235,089

Investments, at Value	$1,018,598,421	$4,454,104	$2,409,081	$9,663,378	$17,714,012
Investments in Affiliates, at Value	—	17,340,437	29,786,415	48,271,751	123,071,216

Total Investments, at Value	1,018,598,421	21,794,541	32,195,496	57,935,129	140,785,228
Dividends Receivable	1,527,892	—	57,298	45,306	186,912
Receivable for Capital Shares Issued	4,784,810	21,409	428,433	48,017	224,573
Reclaims Receivable	81,389	—	—	—	—
Receivable from Adviser	—	1,110	999	—	—
Prepaid Expenses and Other Assets	62,027	12,189	13,660	11,814	13,602

Total Assets	1,025,054,539	21,829,249	32,695,886	58,040,266	141,210,315

Liabilities:
Payable for Investment Securities Purchased	9,900,617	—	—	—	—
Payable for Capital Shares Redeemed	1,636,058	117,871	16,807	306,072	842,172
Investment Advisory Fees Payable	945,470	—	—	3,692	9,618
Administration Fees Payable	17,269	385	520	953	2,265
Fund Accounting Fees Payable	8,622	196	330	1,035	2,130
Transfer Agency Fees Payable	—	—	—	—	707
Compliance and Fund Services Fees Payable	9,379	130	20	519	1,641
Distribution and Service Fees Payable	53,089	1,539	9,222	4,506	15,024
Custodian Fees Payable	55,432	—	—	92	717
Trustee Fees Payable	1,533	—	—	—	—
Accrued Expenses	36,598	684	—	4,334	11,473

Total Liabilities	12,664,067	120,805	26,899	321,203	885,747

Total Net Assets	$1,012,390,472	$21,708,444	$32,668,987	$57,719,063	$140,324,568

Net Assets Consist of:
Capital	$1,032,276,111	$23,559,201	$32,420,376	$59,529,332	$139,605,082
Accumulated Net Investment Income (Loss)	(141,790)	21,090	80,591	89,485	354,336
Accumulated Net Realized Gain (Loss) from Investment and Foreign Currency Transactions	45,660,769	(1,205,498)	22,397	(2,491,720)	(2,184,989)
Net Unrealized Appreciation (Depreciation) on Investments and Foreign Currencies	(65,404,618)	(666,349)	145,623	591,966	2,550,139

Net Assets	$1,012,390,472	$21,708,444	$32,668,987	$57,719,063	$140,324,568

Net Assets:
I Shares	$870,978,033	$17,444,097	$15,418,184	$46,008,452	$113,061,890
A Shares	113,369,645	3,584,020	8,083,423	9,265,993	13,737,307
C Shares	28,042,794	680,327	9,167,380	2,444,618	13,525,371
Shares Outstanding (unlimited number of shares authorized, no par value)
I Shares	74,058,406	2,527,200	1,338,775	5,060,818	11,759,670
A Shares	9,784,088	522,623	702,011	1,022,630	1,431,255
C Shares	2,521,049	100,883	801,138	272,861	1,417,026
Net Asset Value and Redemption Price Per Share:
I Shares	$11.76	$6.90	$11.52	$9.09	$9.61
A Shares	11.59	6.86	11.51	9.06	9.60
C Shares(a)	11.12	6.74	11.44	8.96	9.54
Offering Price Per Share (100%/(100%-maximum sales charge x net asset value) of net asset value adjusted to the nearest cent):
A Shares	$12.30	$7.28	$12.08	$9.61	$10.19
Maximum Sales Charge — A Shares	5.75%	5.75%	4.75%	5.75%	5.75%

(a)	Redemption price per share varies based on length of time shares are held.

See Notes to Financial Statements.

44

STATEMENTS OF OPERATIONS
RIDGEWORTH FUNDS  For the Period Ended September 30, 2011
(Unaudited)

					Large Cap
	Aggressive	Emerging		International	Core
	Growth Stock	Growth Stock	International	Equity Index	Growth Stock
	Fund	Fund	Equity Fund	Fund	Fund

Investment Income:
Dividend Income	$149,159	$10,344	$6,121,410	$12,013,268	$1,398,063
Net Income from Securities Lending	2,965	14,918	267,859	585,109	5
Less: Foreign Taxes Withheld	—	—	(652,055)	(1,380,864)	(9,420)

Total Investment Income	152,124	25,262	5,737,214	11,217,513	1,388,648

Expenses:
Investment Advisory Fees	682,843	157,248	1,418,499	1,099,955	806,358
Administration Fees	6,350	1,462	12,618	22,505	9,705
Fund Accounting Fees	8,257	1,433	16,471	31,499	25,047
Transfer Agency Fees	9,415	3,904	11,771	13,205	42,665
Compliance & Fund Services Fees	5,005	999	9,820	18,486	10,182
Distribution and Service Fees — A Shares	5,345	6,295	10,109	5,499	21,106
Distribution and Service Fees — C Shares	—	—	—	—	98,045
Shareholder Servicing Fees — I Shares	—	—	—	29,184	—
Shareholder Servicing Fees — A Shares	—	—	—	108	—
Custodian Fees	8,001	7,097	104,646	369,208	12,674
Printing Fees	5,121	2,336	10,794	15,122	10,186
Registration Fees	14,011	13,513	13,399	14,161	19,146
Trustee Fees	3,438	681	6,759	12,745	7,641
Other Fees	7,861	1,618	19,090	38,965	23,006

Total Expenses	755,647	196,586	1,633,976	1,670,642	1,085,761
Less: Investment Advisory Fees Waived/Expenses Reimbursed	—	(13,103)	—	—	—

Net Expenses	755,647	183,483	1,633,976	1,670,642	1,085,761

Net Investment Income (Loss)	(603,523)	(158,221)	4,103,238	9,546,871	302,887

Net Realized and Unrealized Gain (Loss) on Investments and Foreign Currencies:
Net Realized Gain (Loss) from:
Investment and Foreign Currency Transactions	7,206,455	(2,146,881)	6,798,782	26,349,688	33,192,929
Net Change in Unrealized Appreciation (Depreciation) on:
Investments and Foreign Currencies	(37,819,760)	(7,499,119)	(64,311,935)	(129,814,937)	(55,620,358)

Net Realized and Unrealized Gain (Loss) on Investments and Foreign Currencies	(30,613,305)	(9,646,000)	(57,513,153)	(103,465,249)	(22,427,429)

Change in Net Assets from Operations	$(31,216,828)	$(9,804,221)	$(53,409,915)	$(93,918,378)	$(22,124,542)

See Notes to Financial Statements.

45

STATEMENTS OF OPERATIONS
RIDGEWORTH FUNDS  For the Period Ended September 30, 2011
(Unaudited)

	Large Cap	Large Cap	Mid-Cap	Select Large	Small Cap
	Growth Stock	Value Equity	Value Equity	Cap Growth	Growth Stock
	Fund	Fund	Fund	Stock Fund	Fund

Investment Income:
Dividend Income	$2,136,506	$17,534,984	$24,466,808	$368,436	$766,698
Net Income from Securities Lending	9,149	1,032	556,413	—	285,941
Less: Foreign Taxes Withheld	(10,249)	(9,610)	(27,488)	(3,736)	—

Total Investment Income	2,135,406	17,526,406	24,995,733	364,700	1,052,639

Expenses:
Investment Advisory Fees	2,157,213	5,826,493	9,603,565	328,785	2,280,890
Administration Fees	22,751	78,522	104,898	3,957	20,290
Fund Accounting Fees	28,445	83,297	119,588	5,838	24,942
Transfer Agency Fees	59,453	56,546	309,234	18,174	28,539
Compliance & Fund Services Fees	16,788	51,173	75,876	3,314	15,277
Distribution and Service Fees — A Shares	65,415	161,220	495,875	990	16,708
Distribution and Service Fees — C Shares	83,417	87,295	153,490	82,320	43,671
Custodian Fees	15,026	16,482	136,318	6,199	11,396
Printing Fees	16,124	44,039	68,741	4,292	13,987
Registration Fees	18,922	29,242	54,576	19,925	18,947
Trustee Fees	11,537	35,121	52,013	2,322	10,481
Other Fees	27,814	81,238	103,432	6,149	23,993

Total Expenses	2,522,905	6,550,668	11,277,606	482,265	2,509,121
Less: Custodian Credits (Note 3)	—	(9)	(124)	—	(3)

Net Expenses	2,522,905	6,550,659	11,277,482	482,265	2,509,118

Net Investment Income (Loss)	(387,499)	10,975,747	13,718,251	(117,565)	(1,456,479)

Net Realized and Unrealized Gain (Loss) on Investments and Foreign Currencies:
Net Realized Gain (Loss) from:
Investment and Foreign Currency Transactions	9,284,015	(5,048,204)	(76,695,152)	10,538,787	25,974,816
Net Change in Unrealized Appreciation (Depreciation) on:
Investments	(72,993,323)	(314,835,154)	(513,871,102)	(23,916,441)	(115,504,765)

Net Realized and Unrealized Gain (Loss) on Investments and Foreign Currencies	(63,709,308)	(319,883,358)	(590,566,254)	(13,377,654)	(89,529,949)

Change in Net Assets from Operations	$(64,096,807)	$(308,907,611)	$(576,848,003)	$(13,495,219)	$(90,986,428)

See Notes to Financial Statements.

46

STATEMENTS OF OPERATIONS
RIDGEWORTH FUNDS  For the Period Ended September 30, 2011
(Unaudited)

		Aggressive
	Small Cap	Growth	Conservative	Growth	Moderate
	Value Equity	Allocation	Allocation	Allocation	Allocation
	Fund	Strategy	Strategy	Strategy	Strategy

Investment Income:
Dividend Income	$12,329,584	$60,655	$28,520	$121,629	$202,767
Dividend Income from Affiliated Investment Companies	—	60,533	352,780	412,638	1,387,495
Less: Foreign Taxes Withheld	(179,061)	—	—	—	—

Total Investment Income	12,150,523	121,188	381,300	534,267	1,590,262

Expenses:
Investment Advisory Fees	6,287,325	13,203	15,466	33,493	75,776
Administration Fees	57,885	1,351	1,582	3,426	7,752
Fund Accounting Fees	67,098	12,628	12,597	11,993	11,063
Transfer Agency Fees	92,950	7,549	9,984	10,580	23,793
Compliance & Fund Services Fees	41,376	1,181	1,131	2,731	5,536
Distribution and Service Fees — A Shares	172,507	6,499	12,429	15,788	21,562
Distribution and Service Fees — C Shares	161,463	4,551	40,577	14,408	73,358
Custodian Fees	75,466	4,767	6,294	5,354	5,568
Printing Fees	41,634	3,261	3,158	5,350	9,284
Registration Fees	29,439	13,013	14,026	13,711	18,412
Trustee Fees	28,432	810	774	1,878	3,806
Other Fees	60,051	2,387	2,145	4,931	9,621

Total Expenses	7,115,626	71,200	120,163	123,643	265,531
Less: Investment Advisory Fees Waived/Expenses Reimbursed	—	(33,745)	(36,224)	(26,462)	(19,057)
Less: Custodian Credits (Note 3)	(23)	—	(1)	—	(3)

Net Expenses	7,115,603	37,455	83,938	97,181	246,471

Net Investment Income (Loss)	5,034,920	83,733	297,362	437,086	1,343,791

Net Realized and Unrealized Gain (Loss) on Investments and Foreign Currencies:
Net Realized Gain (Loss) from:
Investment and Foreign Currency Transactions*	29,996,171	779,229	281,932	2,010,492	3,238,551
Net Change in Unrealized Appreciation (Depreciation) on:
Investments and Foreign Currencies*	(262,452,973)	(6,155,310)	(1,785,048)	(11,583,786)	(17,861,896)

Net Realized and Unrealized Gain (Loss) on Investments and Foreign Currencies	(232,456,802)	(5,376,081)	(1,503,116)	(9,573,294)	(14,623,345)

Change in Net Assets from Operations	$(227,421,882)	$(5,292,348)	$(1,205,754)	$(9,136,208)	$(13,279,554)

*	Net realized gain (loss) from investment transactions and net change in unrealized appreciation (depreciation) on investments for the Allocation Strategy Funds are primarily attributable to the underlying investments in affiliated investment companies.

See Notes to Financial Statements.

47

STATEMENTS OF CHANGES IN NET ASSETS
RIDGEWORTH FUNDS  For the Periods Indicated

	Aggressive Growth Stock Fund		Emerging Growth Stock Fund		International Equity Fund
	04/01/11-	04/01/10-	04/01/11-	04/01/10-	04/01/11-	04/01/10-
	09/30/11	03/31/11	09/30/11	03/31/11	09/30/11	03/31/11
	(Unaudited)		(Unaudited)		(Unaudited)

Operations:
Net Investment Income (Loss)	$(603,523)	$(1,027,278)	$(158,221)	$(204,471)	$4,103,238	$3,955,501
Net Realized Gain (Loss)	7,206,455	15,640,237	(2,146,881)	6,770,396	6,798,782	32,012,925
Net Change in Unrealized Appreciation (Depreciation)	(37,819,760)	14,534,723	(7,499,119)	401,220	(64,311,935)	(6,362,078)

Change in Net Assets from Operations	(31,216,828)	29,147,682	(9,804,221)	6,967,145	(53,409,915)	29,606,348

Dividends and Distributions to Shareholders:
Net Investment Income:
I Shares	—	—	—	—	—	(6,545,050)
A Shares	—	—	—	—	—	(155,325)

Total Dividends and Distributions	—	—	—	—	—	(6,700,375)

Change in Net Assets from Capital Transactions	(18,424,066)	(2,242,085)	(1,862,475)	961,176	(2,986,002)	(45,350,643)

Change in Net Assets	(49,640,894)	26,905,597	(11,666,696)	7,928,321	(56,395,917)	(22,444,670)

Net Assets:
Beginning of Period	138,161,420	111,255,823	28,285,012	20,356,691	259,479,162	281,923,832

End of Period	$88,520,526	$138,161,420	$16,618,316	$28,285,012	$203,083,245	$259,479,162

Accumulated Net Investment Income (Loss), End of Period	$(598,811)	$4,712	$(158,221)	$—	$4,891,136	$787,898

Capital Transactions:
I Shares:
Proceeds from Shares Issued	$15,425,973	$43,997,207	$9,119,572	$13,664,392	$22,164,136	$20,102,610
Dividends Reinvested	—	—	—	—	—	5,497,158
Cost of Shares Redeemed	(34,398,168)	(46,548,352)	(15,050,665)	(13,604,411)	(24,711,219)	(69,532,638)

Change in Net Assets from I Shares	(18,972,195)	(2,551,145)	(5,931,093)	59,981	(2,547,083)	(43,932,870)

A Shares:
Proceeds from Shares Issued	961,385	740,720	6,331,045	1,445,445	186,219	125,177
Dividends Reinvested	—	—	—	—	—	140,656
Cost of Shares Redeemed	(413,256)	(431,660)	(2,262,427)	(544,250)	(625,138)	(1,683,606)

Change in Net Assets from A Shares	548,129	309,060	4,068,618	901,195	(438,919)	(1,417,773)

Change in Net Assets from Capital Transactions	$(18,424,066)	$(2,242,085)	$(1,862,475)	$961,176	$(2,986,002)	$(45,350,643)

Shares Transactions:
I Shares:
Issued	994,489	3,062,933	578,454	983,605	2,091,242	1,922,411
Reinvested	—	—	—	—	—	502,024
Redeemed	(2,396,874)	(3,338,193)	(1,076,495)	(1,140,500)	(2,292,446)	(6,268,436)

Change in I Shares	(1,402,385)	(275,260)	(498,041)	(156,895)	(201,204)	(3,844,001)

A Shares:
Issued	65,011	53,089	415,116	107,024	16,502	11,726
Reinvested	—	—	—	—	—	12,976
Redeemed	(28,183)	(32,773)	(162,859)	(43,422)	(57,264)	(160,399)

Change in A Shares	36,828	20,316	252,257	63,602	(40,762)	(135,697)

Change in Shares	(1,365,557)	(254,944)	(245,784)	(93,293)	(241,966)	(3,979,698)

See Notes to Financial Statements.

48

STATEMENTS OF CHANGES IN NET ASSETS (continued)
RIDGEWORTH FUNDS  For the Periods Indicated

	International Equity Index Fund		Large Cap Core Growth Stock Fund		Large Cap Growth Stock Fund
	04/01/11-	04/01/10-	04/01/11-	04/01/10-	04/01/11-	04/01/10-
	09/30/11	03/31/11	09/30/11	03/31/11	09/30/11	03/31/11
	(Unaudited)		(Unaudited)		(Unaudited)

Operations:
Net Investment Income (Loss)	$9,546,871	$17,901,739	$302,887	$4,765,044	$(387,499)	$(16,120)
Net Realized Gain	26,349,688	84,686,322	33,192,929	90,385,173	9,284,015	40,170,412
Net Change in Unrealized Appreciation (Depreciation)	(129,814,937)	(41,902,710)	(55,620,358)	(49,450,668)	(72,993,323)	44,588,719

Change in Net Assets from Operations	(93,918,378)	60,685,351	(22,124,542)	45,699,549	(64,096,807)	84,743,011

Dividends and Distributions to Shareholders:
Net Investment Income:
I Shares	—	(16,414,741)	(234,020)	(4,721,931)	—	(153,955)
A Shares	—	(146,072)	(37,308)	(176,290)	—	—
C Shares	—	—	(6,843)	(56,647)	—	—

Total Dividends and Distributions	—	(16,560,813)	(278,171)	(4,954,868)	—	(153,955)

Change in Net Assets from Capital Transactions	(30,744,697)	(407,022,963)	(279,260,737)	(122,025,379)	(21,438,123)	(120,961,551)

Change in Net Assets	(124,663,075)	(362,898,425)	(301,663,450)	(81,280,698)	(85,534,930)	(36,372,495)

Net Assets:
Beginning of Period	482,681,763	845,580,188	389,177,936	470,458,634	470,055,249	506,427,744

End of Period	$358,018,688	$482,681,763	$87,514,486	$389,177,936	$384,520,319	$470,055,249

Accumulated Net Investment Income (Loss), End of Period	$10,492,718	$945,847	$24,716	$—	$(343,941)	$43,558

See Notes to Financial Statements.

49

STATEMENTS OF CHANGES IN NET ASSETS (continued)
RIDGEWORTH FUNDS  For the Periods Indicated

	International Equity Index Fund		Large Cap Core Growth Stock Fund		Large Cap Growth Stock Fund
	04/01/11-	04/01/10-	04/01/11-	04/01/10-	04/01/11-	04/01/10-
	09/30/11	03/31/11	09/30/11	03/31/11	09/30/11	03/31/11
	(Unaudited)		(Unaudited)		(Unaudited)

Capital Transactions:
I Shares:
Proceeds from Shares Issued	$44,701,501	$124,713,492	$9,143,560	$66,380,358	$37,014,522	$51,374,296
Issued-Merger	—	—	14,633,746	—	—	—
Dividends Reinvested	—	11,944,959	114,561	2,316,156	—	76,278
Cost of Shares Redeemed	(74,280,987)	(541,866,977)	(299,177,054)	(180,485,647)	(54,664,671)	(163,186,418)

Change in Net Assets from I Shares	(29,579,486)	(405,208,526)	(275,285,187)	(111,789,133)	(17,650,149)	(111,735,844)

A Shares:
Proceeds from Shares Issued	41,766	489,612	78,851	279,138	481,800	737,945
Issued-Merger	—	—	650,031	—	—	—
Dividends Reinvested	—	131,439	33,498	156,941	—	—
Cost of Shares Redeemed	(1,206,977)	(2,435,488)	(2,063,268)	(4,683,582)	(3,265,932)	(7,204,616)

Change in Net Assets from A Shares	(1,165,211)	(1,814,437)	(1,300,888)	(4,247,503)	(2,784,132)	(6,466,671)

C Shares:
Proceeds from Shares Issued	—	—	63,646	153,806	142,753	127,834
Dividends Reinvested	—	—	6,389	52,595	—	—
Cost of Shares Redeemed	—	—	(2,744,697)	(6,195,144)	(1,146,595)	(2,886,870)

Change in Net Assets from C Shares	—	—	(2,674,662)	(5,988,743)	(1,003,842)	(2,759,036)

Change in Net Assets from Capital Transactions	$(30,744,697)	$(407,022,963)	$(279,260,737)	$(122,025,379)	$(21,438,123)	$(120,961,551)

Shares Transactions:
I Shares:
Issued	3,600,815	10,443,599	763,281	5,276,921	3,381,266	5,133,654
Issued-Merger	—	—	1,051,260	—	—	—
Reinvested	—	942,031	8,567	177,067	—	7,596
Redeemed	(5,786,195)	(42,008,904)	(21,093,444)	(13,560,711)	(4,880,590)	(16,273,190)

Change in I Shares	(2,185,380)	(30,623,274)	(19,270,336)	(8,106,723)	(1,499,324)	(11,131,940)

A Shares:
Issued	3,261	39,655	5,810	21,333	45,665	79,710
Issued-Merger	—	—	46,231	—	—	—
Reinvested	—	10,456	2,461	11,845	—	—
Redeemed	(93,643)	(192,954)	(150,150)	(360,955)	(311,085)	(799,220)

Change in A Shares	(90,382)	(142,843)	(95,648)	(327,777)	(265,420)	(719,510)

C Shares:
Issued	—	—	4,737	11,193	15,674	15,469
Reinvested	—	—	484	4,026	—	—
Redeemed	—	—	(205,601)	(490,107)	(124,437)	(354,484)

Change in C Shares	—	—	(200,380)	(474,888)	(108,763)	(339,015)

Change in Shares	(2,275,762)	(30,766,117)	(19,566,364)	(8,909,388)	(1,873,507)	(12,190,465)

See Notes to Financial Statements.

50

STATEMENTS OF CHANGES IN NET ASSETS (continued)
RIDGEWORTH FUNDS  For the Periods Indicated

					Select Large Cap Growth
	Large Cap Value Equity Fund		Mid-Cap Value Equity Fund		Stock Fund
	04/01/11-	04/01/10-	04/01/11-	04/01/10-	04/01/11-	04/01/10-
	09/30/11	03/31/11	09/30/11	03/31/11	09/30/11	03/31/11
	(Unaudited)		(Unaudited)		(Unaudited)

Operations:
Net Investment Income (Loss)	$10,975,747	$18,533,121	$13,718,251	$11,212,321	$(117,565)	$(103,252)
Net Realized Gain (Loss)	(5,048,204)	221,241,701	(76,695,152)	251,955,150	10,538,787	14,706,491
Net Change in Unrealized Appreciation (Depreciation)	(314,835,154)	(41,725,373)	(513,871,102)	50,851,614	(23,916,441)	(779,365)

Change in Net Assets from Operations	(308,907,611)	198,049,449	(576,848,003)	314,019,085	(13,495,219)	13,823,874

Dividends and Distributions to Shareholders:
Net Investment Income:
I Shares	(10,562,453)	(17,587,600)	(11,387,184)	(10,296,537)	—	—
A Shares	(700,625)	(574,211)	(1,971,427)	(856,271)	—	—
C Shares	(36,511)	(85,269)	(70,293)	(20,910)	—	—
Net Realized Gains:
I Shares	—	—	—	(80,500,115)	—	—
A Shares	—	—	—	(8,996,749)	—	—
C Shares	—	—	—	(888,240)	—	—

Total Dividends and Distributions	(11,299,589)	(18,247,080)	(13,428,904)	(101,558,822)	—	—

Change in Net Assets from Capital Transactions	479,573,836	(74,690,034)	311,659,491	929,034,117	(33,670,000)	(47,588,628)

Change in Net Assets	159,366,636	105,112,335	(278,617,416)	1,141,494,380	(47,165,219)	(33,764,754)

Net Assets:
Beginning of Period	1,447,702,791	1,342,590,456	1,987,271,327	845,776,947	99,619,104	133,383,858

End of Period	$1,607,069,427	$1,447,702,791	$1,708,653,911	$1,987,271,327	$52,453,885	$99,619,104

Accumulated Net Investment Income (Loss), End of Period	$(36,658)	$287,184	$289,825	$478	$(106,470)	$11,095

See Notes to Financial Statements.

51

STATEMENTS OF CHANGES IN NET ASSETS (continued)
RIDGEWORTH FUNDS  For the Periods Indicated

					Select Large Cap Growth
	Large Cap Value Equity Fund		Mid-Cap Value Equity Fund		Stock Fund
	04/01/11-	04/01/10-	04/01/11-	04/01/10-	04/01/11-	04/01/10-
	09/30/11	03/31/11	09/30/11	03/31/11	09/30/11	03/31/11
	(Unaudited)		(Unaudited)		(Unaudited)

Capital Transactions:
I Shares:
Proceeds from Shares Issued	$555,764,865	$321,185,385	$571,174,300	$1,150,808,147	$4,173,543	$8,000,956
Issued-Merger	—	—	18,547,460	—	—	—
Dividends Reinvested	7,609,880	10,946,289	8,980,092	63,978,272	—	—
Cost of Shares Redeemed	(162,121,777)	(442,428,785)	(519,250,914)	(493,907,359)	(36,175,110)	(52,663,974)

Change in Net Assets from I Shares	401,252,968	(110,297,111)	79,450,938	720,879,060	(32,001,567)	(44,663,018)

A Shares:
Proceeds from Shares Issued	90,710,204	48,296,096	326,701,509	219,913,988	2,969	354,189
Issued-Merger	—	—	5,590,801	—	—	—
Dividends Reinvested	685,655	553,742	1,911,791	9,545,196	—	—
Cost of Shares Redeemed	(12,384,341)	(9,797,187)	(116,209,743)	(37,698,704)	(13,461)	(24,962)

Change in Net Assets from A Shares	79,011,518	39,052,651	217,994,358	191,760,480	(10,492)	329,227

C Shares:
Proceeds from Shares Issued	1,015,122	1,178,002	12,532,600	16,860,059	57,646	114,336
Issued-Merger	—	—	3,865,760	—	—	—
Dividends Reinvested	34,043	80,522	57,703	775,814	—	—
Cost of Shares Redeemed	(1,739,815)	(4,704,098)	(2,241,868)	(1,241,296)	(1,715,587)	(3,369,173)

Change in Net Assets from C Shares	(690,650)	(3,445,574)	14,214,195	16,394,577	(1,657,941)	(3,254,837)

Change in Net Assets from Capital Transactions	$479,573,836	$(74,690,034)	$311,659,491	$929,034,117	$(33,670,000)	$(47,588,628)

Shares Transactions:
I Shares:
Issued	44,248,921	25,896,955	48,182,618	100,626,262	136,157	270,695
Issued-Merger	—	—	1,410,657	—	—	—
Reinvested	637,154	896,990	824,007	5,498,170	—	—
Redeemed	(12,912,078)	(36,725,407)	(45,621,444)	(43,346,685)	(1,171,036)	(1,898,162)

Change in I Shares	31,973,997	(9,931,462)	4,795,838	62,777,747	(1,034,879)	(1,627,467)

A Shares:
Issued	7,211,424	3,845,701	29,357,586	19,126,049	97	13,883
Issued-Merger	—	—	428,187	—	—	—
Reinvested	57,872	44,863	180,750	825,231	—	—
Redeemed	(1,020,220)	(818,021)	(11,030,937)	(3,274,127)	(434)	(989)

Change in A Shares	6,249,076	3,072,543	18,935,586	16,677,153	(337)	12,894

C Shares:
Issued	79,465	95,913	1,081,126	1,476,069	2,042	4,453
Issued-Merger	—	—	299,574	—	—	—
Reinvested	2,881	6,499	5,301	67,925	—	—
Redeemed	(138,778)	(413,293)	(200,866)	(111,922)	(60,553)	(132,511)

Change in C Shares	(56,432)	(310,881)	1,185,135	1,432,072	(58,511)	(128,058)

Change in Shares	38,166,641	(7,169,800)	24,916,559	80,886,972	(1,093,727)	(1,742,631)

See Notes to Financial Statements.

52

STATEMENTS OF CHANGES IN NET ASSETS (continued)
RIDGEWORTH FUNDS  For the Periods Indicated

					Aggressive Growth
	Small Cap Growth Stock Fund		Small Cap Value Equity Fund		Allocation Strategy
	04/01/11-	04/01/10-	04/01/11-	04/01/10-	04/01/11-	04/01/10-
	09/30/11	03/31/11	09/30/11	03/31/11	09/30/11	03/31/11*
	(Unaudited)		(Unaudited)		(Unaudited)

Operations:
Net Investment Income (Loss)	$(1,456,479)	$(3,140,169)	$5,034,920	$6,365,870	$83,733	$171,210
Net Realized Gain(a)	25,974,816	73,370,253	29,996,171	79,677,549	779,229	323,437
Net Change in Unrealized Appreciation (Depreciation)(a)	(115,504,765)	25,810,102	(262,452,973)	113,112,070	(6,155,310)	3,649,961

Change in Net Assets from Operations	(90,986,428)	96,040,186	(227,421,882)	199,155,489	(5,292,348)	4,144,608

Dividends and Distributions to Shareholders:
Net Investment Income:
I Shares	—	—	(4,739,576)	(6,389,714)	(72,566)	(266,282)
A Shares	—	—	(408,550)	(244,969)	(8,500)	(39,933)
C Shares	—	—	(19,199)	(17,826)	—	(8,536)

Total Dividends and Distributions	—	—	(5,167,325)	(6,652,509)	(81,066)	(314,751)

Change in Net Assets from Capital Transactions	(48,311,026)	(45,061,269)	107,535,539	297,024,427	(1,156,348)	(4,348,808)

Change in Net Assets	(139,297,454)	50,978,917	(125,053,668)	489,527,407	(6,529,762)	(518,951)

Net Assets:
Beginning of Period	430,270,108	379,291,191	1,137,444,140	647,916,733	28,238,206	28,757,157

End of Period	$290,972,654	$430,270,108	$1,012,390,472	$1,137,444,140	$21,708,444	$28,238,206

Accumulated Net Investment Income (Loss), End of Period	$(1,386,825)	$69,654	$(141,790)	$(9,385)	$21,090	$18,423

*	Effective at the close of business on July 16, 2010, B Shares converted into A Shares for the Aggressive Growth Allocation Strategy and the Fund’s B Shares were no longer offered.

(a)	Net realized gain (loss) from investments and net change in unrealized appreciation (depreciation) on investments for the Allocation Strategy Funds are primarily attributable to the underlying investments in affiliated investment companies.

See Notes to Financial Statements.

53

STATEMENTS OF CHANGES IN NET ASSETS (continued)
RIDGEWORTH FUNDS  For the Periods Indicated

					Aggressive Growth
	Small Cap Growth Stock Fund		Small Cap Value Equity Fund		Allocation Strategy
	04/01/11-	04/01/10-	04/01/11-	04/01/10-	04/01/11-	04/01/10-
	09/30/11	03/31/11	09/30/11	03/31/11	09/30/11	03/31/11*
	(Unaudited)		(Unaudited)		(Unaudited)

Capital Transactions:
I Shares:
Proceeds from Shares Issued	$76,083,360	$104,321,223	$227,111,918	$410,951,559	$2,290,331	$5,957,157
Dividends Reinvested	—	—	4,512,665	5,957,114	69,442	261,368
Cost of Shares Redeemed	(122,935,402)	(145,942,149)	(161,918,162)	(202,512,836)	(3,117,258)	(9,074,496)

Change in Net Assets from I Shares	(46,852,042)	(41,620,926)	69,706,421	214,395,837	(757,485)	(2,855,971)

A Shares:
Proceeds from Shares Issued	489,780	578,834	48,606,566	84,054,865	228,093	2,196,173
Dividends Reinvested	—	—	373,422	216,783	8,011	36,162
Cost of Shares Redeemed	(1,361,320)	(2,727,659)	(13,847,472)	(10,902,228)	(425,935)	(830,194)

Change in Net Assets from A Shares	(871,540)	(2,148,825)	35,132,516	73,369,420	(189,831)	1,402,141

B Shares:
Proceeds from Shares Issued	—	—	—	—	—	—
Dividends Reinvested	—	—	—	—	—	—
Cost of Shares Redeemed	—	—	—	—	—	(2,232,677)

Change in Net Assets from B Shares	—	—	—	—	—	(2,232,677)

C Shares:
Proceeds from Shares Issued	233,109	538,625	5,810,712	12,211,739	14,351	82,396
Dividends Reinvested	—	—	17,206	16,432	—	8,380
Cost of Shares Redeemed	(820,553)	(1,830,143)	(3,131,316)	(2,969,001)	(223,383)	(753,077)

Change in Net Assets from C Shares	(587,444)	(1,291,518)	2,696,602	9,259,170	(209,032)	(662,301)

Change in Net Assets from Capital Transactions	$(48,311,026)	$(45,061,269)	$107,535,539	$297,024,427	$(1,156,348)	$(4,348,808)

Shares Transactions:
I Shares:
Issued	4,595,220	7,313,267	16,737,577	32,034,407	278,476	775,638
Reinvested	—	—	339,971	467,939	9,151	32,982
Redeemed	(7,711,959)	(10,476,015)	(11,921,082)	(15,691,201)	(387,698)	(1,188,744)

Change in I Shares	(3,116,739)	(3,162,748)	5,156,466	16,811,145	(100,071)	(380,124)

A Shares:
Issued	32,637	46,727	3,557,820	6,491,108	27,942	322,416
Reinvested	—	—	28,551	17,069	1,059	4,542
Redeemed	(91,144)	(205,317)	(1,016,081)	(832,159)	(52,964)	(110,866)

Change in A Shares	(58,507)	(158,590)	2,570,290	5,676,018	(23,963)	216,092

B Shares:
Proceeds from Shares Issued	—	—	—	—	—	—
Dividends Reinvested	—	—	—	—	—	—
Redeemed	—	—	—	—	—	(336,452)

Change in B Shares	—	—	—	—	—	(336,452)

C Shares:
Issued	18,357	45,775	437,291	998,559	1,861	10,899
Reinvested	—	—	1,288	1,371	—	1,068
Redeemed	(61,116)	(161,942)	(248,113)	(247,356)	(27,261)	(98,473)

Change in C Shares	(42,759)	(116,167)	190,466	752,574	(25,400)	(86,506)

Change in Shares	(3,218,005)	(3,437,505)	7,917,222	23,239,737	(149,434)	(586,990)

*	Effective at the close of business on July 16, 2010, B Shares converted into A Shares for the Aggressive Growth Allocation Strategy and the Fund’s B Shares were no longer offered.

See Notes to Financial Statements.

54

STATEMENTS OF CHANGES IN NET ASSETS (continued)
RIDGEWORTH FUNDS  For the Periods Indicated

	Conservative Allocation Strategy		Growth Allocation Strategy		Moderate Allocation Strategy
	04/01/11-	04/01/10-	04/01/11-	04/01/10-	04/01/11-	04/01/10-
	09/30/11	03/31/11*	09/30/11	03/31/11*	09/30/11	03/31/11*
	(Unaudited)		(Unaudited)		(Unaudited)

Operations:
Net Investment Income	$297,362	$432,004	$437,086	$910,077	$1,343,791	$2,810,505
Net Realized Gain(a)	281,932	597,512	2,010,492	1,522,560	3,238,551	4,179,367
Net Change in Unrealized Appreciation (Depreciation)(a)	(1,785,048)	750,671	(11,583,786)	6,158,752	(17,861,896)	9,094,035

Change in Net Assets from Operations	(1,205,754)	1,780,187	(9,136,208)	8,591,389	(13,279,554)	16,083,907

Dividends and Distributions to Shareholders:
Net Investment Income:
I Shares	(147,106)	(331,164)	(345,693)	(1,279,706)	(1,051,188)	(4,166,107)
A Shares	(74,024)	(243,950)	(53,030)	(201,741)	(103,566)	(388,692)
B Shares	—	(12,153)	—	(11,333)	—	(27,414)
C Shares	(43,522)	(184,958)	(4,163)	(42,171)	(52,939)	(360,920)
Net Realized Gains:
I Shares	—	(4,755)	—	—	—	—
A Shares	—	(4,425)	—	—	—	—
C Shares	—	(3,775)	—	—	—	—

Total Dividends and Distributions	(264,652)	(785,180)	(402,886)	(1,534,951)	(1,207,693)	(4,943,133)

Change in Net Assets from Capital Transactions	5,566,244	11,570,747	(2,071,344)	(7,783,632)	2,339,925	(13,519,462)

Change in Net Assets	4,095,838	12,565,754	(11,610,438)	(727,194)	(12,147,322)	(2,378,688)

Net Assets:
Beginning of Period	28,573,149	16,007,395	69,329,501	70,056,695	152,471,890	154,850,578

End of Period	$32,668,987	$28,573,149	$57,719,063	$69,329,501	$140,324,568	$152,471,890

Accumulated Net Investment Income (Loss), End of Period	$80,591	$47,881	$89,485	$55,285	$354,336	$218,238

*	Effective at the close of business on July 16, 2010, B Shares converted into A Shares for the Conservative Allocation Strategy, Growth Allocation Strategy and Moderate Allocation Strategy and those Funds’ B Shares were no longer offered.

(a)	Net realized gain (loss) from investments and net change in unrealized appreciation (depreciation) on investments for the Allocation Strategy Funds are primarily attributable to the underlying investments in affiliated investment companies.

See Notes to Financial Statements.

55

STATEMENTS OF CHANGES IN NET ASSETS (concluded)
RIDGEWORTH FUNDS  For the Periods Indicated

	Conservative Allocation Strategy		Growth Allocation Strategy		Moderate Allocation Strategy
	04/01/11-	04/01/10-	04/01/11-	04/01/10-	04/01/11-	04/01/10-
	09/30/11	03/31/11*	09/30/11	03/31/11*	09/30/11	03/31/11*
	(Unaudited)		(Unaudited)		(Unaudited)

Capital Transactions:
I Shares:
Proceeds from Shares Issued	$8,760,322	$8,309,437	$6,045,819	$11,514,340	$16,123,452	$29,228,904
Dividends Reinvested	114,434	276,413	345,518	1,271,479	1,023,711	4,072,231
Cost of Shares Redeemed	(5,666,326)	(2,379,050)	(8,101,425)	(17,519,111)	(15,152,802)	(44,547,348)

Change in Net Assets from I Shares	3,208,430	6,206,800	(1,710,088)	(4,733,292)	1,994,361	(11,246,213)

A Shares:
Proceeds from Shares Issued	2,725,264	5,816,862	615,009	8,473,784	2,537,088	7,203,672
Dividends Reinvested	66,643	204,083	50,341	191,261	96,409	361,161
Cost of Shares Redeemed	(2,701,979)	(1,147,906)	(818,048)	(2,938,875)	(1,950,564)	(2,975,593)

Change in Net Assets from A Shares	89,928	4,873,039	(152,698)	5,726,170	682,933	4,589,240

B Shares:
Dividends Reinvested	—	11,418	—	11,009	—	26,517
Cost of Shares Redeemed	—	(2,247,406)	—	(8,305,688)	—	(5,601,994)

Change in Net Assets from B Shares	—	(2,235,988)	—	(8,294,679)	—	(5,575,477)

C Shares:
Proceeds from Shares Issued	2,806,199	3,439,252	109,010	157,486	893,280	1,014,384
Dividends Reinvested	28,939	110,669	3,957	39,983	49,318	340,887
Cost of Shares Redeemed	(567,252)	(823,025)	(321,525)	(679,300)	(1,279,967)	(2,642,283)

Change in Net Assets from C Shares	2,267,886	2,726,896	(208,558)	(481,831)	(337,369)	(1,287,012)

Change in Net Assets from Capital Transactions	$5,566,244	$11,570,747	$(2,071,344)	$(7,783,632)	$2,339,925	$(13,519,462)

Shares Transactions:
I Shares:
Issued	733,388	699,638	588,445	1,194,841	1,553,184	2,911,964
Reinvested	9,642	23,578	35,146	128,809	100,650	404,786
Redeemed	(473,117)	(202,577)	(801,943)	(1,804,108)	(1,478,832)	(4,433,072)

Change in I Shares	269,913	520,639	(178,352)	(480,458)	175,002	(1,116,322)

A Shares:
Issued	227,554	501,233	59,843	940,794	248,799	747,072
Reinvested	5,605	17,389	5,124	19,268	9,478	35,409
Redeemed	(225,105)	(97,316)	(81,118)	(305,154)	(189,291)	(297,347)

Change in A Shares	8,054	421,306	(16,151)	654,908	68,986	485,134

B Shares:
Reinvested	—	1,000	—	1,169	—	2,765
Redeemed	—	(198,101)	—	(930,026)	—	(594,894)

Change in B Shares	—	(197,101)	—	(928,857)	—	(592,129)

C Shares:
Issued	236,905	295,340	10,806	16,230	86,357	101,947
Reinvested	2,443	9,502	392	4,069	4,803	34,087
Redeemed	(47,422)	(70,224)	(32,715)	(70,991)	(123,532)	(265,912)

Change in C Shares	191,926	234,618	(21,517)	(50,692)	(32,372)	(129,878)

Change in Shares	469,893	979,462	(216,020)	(805,099)	211,616	(1,353,195)

*	Effective at the close of business on July 16, 2010, B Shares converted into A Shares for the Conservative Allocation Strategy, Growth Allocation Strategy and Moderate Allocation Strategy and those Funds’ B Shares were no longer offered.

See Notes to Financial Statements.

56

FINANCIAL HIGHLIGHTS
RIDGEWORTH FUNDS  Selected Data For a Share of Beneficial Interest Outstanding Throughout the Periods Indicated.

													Ratio		Ratio of
				Net									of	Ratio of	Expenses to
				Realized									Net	Net	Average Net
				and				Distributions		Net			Expenses	Investment	Assets
	Net Asset	Net		Unrealized		Dividends	Distributions	from	Total	Asset			to	Income to	(Excluding
	Value,	Investment		Gains		from Net	from Tax	Realized	Dividends	Value,		Net Assets	Average	Average	Waivers	Portfolio
	Beginning	Income		(Losses) on	Total from	Investment	Return of	Capital	and	End of	Total	End of	Net	Net	and	Turnover
	of Period	(Loss)		Investments	Operations	Income	Capital	Gains	Distributions	Period	Return(a)	Period (000)	Assets(b)	Assets(b)	Reimbursements)(b)	Rate(c)
Aggressive Growth Stock Fund
I Shares
Period Ended September 30, 2011∧	$16.45	$(0.07	)(d)	$(3.79)	$(3.86)	$—	$—	$—	$—	$12.59	(23.51)%	$85,378	1.21%	(0.96)%	1.21%	16%
Year Ended March 31, 2011	12.86	(0.12	)(d)	3.71	3.59	—	—	—	—	16.45	27.99 (e)	134,643	1.19	(0.89)	1.19	53
Year Ended March 31, 2010	7.73	(0.08	)(d)	5.21	5.13	—	—	—	—	12.86	66.36	108,754	1.21	(0.77)	1.21	27
Year Ended March 31, 2009	12.03	(0.09)		(3.99)	(4.08)	—	—	(0.22)	(0.22)	7.73	(33.89)	152,030	1.16	(0.72)	1.16	27
Year Ended March 31, 2008	12.64	(0.09	)(d)	(0.11)	(0.20)	—	—	(0.41)	(0.41)	12.03	(2.12)	306,709	1.16	(0.70)	1.16	59
Year Ended March 31, 2007	12.24	(0.09	)(d)	0.49	0.40	—	—	—	—	12.64	3.27	323,303	1.17	(0.79)	1.17	49
A Shares
Period Ended September 30, 2011∧	16.10	(0.09	)(d)	(3.71)	(3.80)	—	—	—	—	12.30	(23.60)	3,142	1.51	(1.26)	1.51	16
Year Ended March 31, 2011	12.62	(0.16	)(d)	3.64	3.48	—	—	—	—	16.10	27.58	3,519	1.49	(1.19)	1.49	53
Year Ended March 31, 2010	7.61	(0.13	)(d)	5.14	5.01	—	—	—	—	12.62	65.83	2,502	1.52	(1.12)	1.52	27
Year Ended March 31, 2009	11.88	(0.12)		(3.93)	(4.05)	—	—	(0.22)	(0.22)	7.61	(34.06)	416	1.46	(1.01)	1.46	27
Year Ended March 31, 2008	12.53	(0.13	)(d)	(0.11)	(0.24)	—	—	(0.41)	(0.41)	11.88	(2.46)	893	1.46	(0.99)	1.46	59
Year Ended March 31, 2007	12.16	(0.12	)(d)	0.49	0.37	—	—	—	—	12.53	3.04	553	1.47	(1.10)	1.47	49
Emerging Growth Stock Fund
I Shares
Period Ended September 30, 2011∧	16.46	(0.08	)(d)	(5.05)	(5.13)	—	—	—	—	11.33	(31.17)	12,562	1.24	(1.06)	1.33	70
Year Ended March 31, 2011	11.23	(0.14	)(d)	5.37	5.23	—	—	—	—	16.46	46.57	26,439	1.23	(1.12)	1.44	133
Year Ended March 31, 2010	6.43	(0.07	)(d)	4.87	4.80	—	—	—	—	11.23	74.65	19,793	1.20	(0.82)	1.24	87
Year Ended March 31, 2009	11.08	(0.06	)(d)	(4.33)	(4.39)	—	—	(0.26)	(0.26)	6.43	(39.58)	66,005	1.17	(0.68)	1.17	71
Year Ended March 31, 2008	12.97	(0.10	)(d)	(0.41)	(0.51)	—	—	(1.38)	(1.38)	11.08	(6.29)	116,703	1.17	(0.71)	1.17	117
Year Ended March 31, 2007	12.83	(0.10	)(d)	0.24	0.14	—	—	—	—	12.97	1.09	111,078	1.17	(0.85)	1.18	103
A Shares
Period Ended September 30, 2011∧	16.07	(0.10	)(d)	(4.92)	(5.02)	—	—	—	—	11.05	(31.24)	4,057	1.54	(1.36)	1.66	70
Year Ended March 31, 2011	10.99	(0.18	)(d)	5.26	5.08	—	—	—	—	16.07	46.22	1,846	1.54	(1.43)	1.74	133
Year Ended March 31, 2010	6.31	(0.11	)(d)	4.79	4.68	—	—	—	—	10.99	74.17	563	1.52	(1.20)	1.64	87
Year Ended March 31, 2009	10.92	(0.09	)(d)	(4.26)	(4.35)	—	—	(0.26)	(0.26)	6.31	(39.80)	150	1.47	(1.00)	1.47	71
Year Ended March 31, 2008	12.83	(0.14	)(d)	(0.39)	(0.53)	—	—	(1.38)	(1.38)	10.92	(6.52)	632	1.47	(1.01)	1.47	117
Year Ended March 31, 2007	12.74	(0.14	)(d)	0.23	0.09	—	—	—	—	12.83	0.71	615	1.48	(1.16)	1.49	103
International Equity Fund
I Shares
Period Ended September 30, 2011∧	11.62	0.19	(d)	(2.62)	(2.43)	—	—	—	—	9.19	(20.91)	197,744	1.32	3.34	1.32	41
Year Ended March 31, 2011	10.71	0.16	(d)	1.02	1.18	(0.27)	—	—	(0.27)	11.62	11.29	252,253	1.27	1.49	1.27	80
Year Ended March 31, 2010	6.38	0.11	(d)	4.28	4.39	(0.06)	—	—	(0.06)	10.71	68.80 (e)	273,819	1.25	1.17	1.30	95
Year Ended March 31, 2009	13.77	0.35		(7.28)	(6.93)	(0.25)	—	(0.21)	(0.46)	6.38	(50.68)	185,862	1.24	2.93	1.25	193
Year Ended March 31, 2008	16.83	0.34	(d)	(0.76)	(0.42)	(0.34)	—	(2.30)	(2.64)	13.77	(4.16)	1,089,572	1.21	2.06	1.21	141
Year Ended March 31, 2007	14.49	0.20		2.41	2.61	(0.27)	—	—	(0.27)	16.83	18.21	1,165,510	1.22	1.31	1.22	81
A Shares
Period Ended September 30, 2011∧	11.49	0.17	(d)	(2.58)	(2.41)	—	—	—	—	9.08	(20.97)	5,339	1.62	3.01	1.62	41
Year Ended March 31, 2011	10.59	0.13	(d)	1.01	1.14	(0.24)	—	—	(0.24)	11.49	10.98	7,227	1.57	1.24	1.57	80
Year Ended March 31, 2010	6.32	0.09	(d)	4.22	4.31	(0.04)	—	—	(0.04)	10.59	68.22 (e)	8,104	1.55	0.68	1.59	95
Year Ended March 31, 2009	13.61	0.33		(7.21)	(6.88)	(0.20)	—	(0.21)	(0.41)	6.32	(50.84)	3,580	1.54	2.71	1.54	193
Year Ended March 31, 2008	16.67	0.28	(d)	(0.74)	(0.46)	(0.30)	—	(2.30)	(2.60)	13.61	(4.45)	12,288	1.51	1.70	1.51	141
Year Ended March 31, 2007	14.34	0.16		2.40	2.56	(0.23)	—	—	(0.23)	16.67	18.00	14,277	1.52	1.05	1.52	81

See Notes to Financial Highlights and Notes to Financial Statements.

57

FINANCIAL HIGHLIGHTS
RIDGEWORTH FUNDS  Selected Data For a Share of Beneficial Interest Outstanding Throughout the Periods Indicated.

													Ratio		Ratio of
				Net									of	Ratio of	Expenses to
				Realized									Net	Net	Average Net
				and				Distributions		Net			Expenses	Investment	Assets
	Net Asset	Net		Unrealized		Dividends	Distributions	from	Total	Asset			to	Income to	(Excluding
	Value,	Investment		Gains		from Net	from Tax	Realized	Dividends	Value,		Net Assets	Average	Average	Waivers	Portfolio
	Beginning	Income		(Losses) on	Total from	Investment	Return of	Capital	and	End of	Total	End of	Net	Net	and	Turnover
	of Period	(Loss)		Investments	Operations	Income	Capital	Gains	Distributions	Period	Return(a)	Period (000)	Assets(b)	Assets(b)	Reimbursements)(b)	Rate(c)
International Equity Index Fund
I Shares
Period Ended September 30, 2011∧	$13.52	$0.28	(d)	$(3.09)	$(2.81)	$—	$—	$—	$—	$10.71	(20.78)%	$355,449	0.76%	4.34%	0.76%	25%
Year Ended March 31, 2011	12.72	0.33	(d)	0.86	1.19	(0.39)	—	—	(0.39)	13.52	9.55	478,223	0.66	2.65	0.66	43
Year Ended March 31, 2010	8.75	0.34		4.03	4.37	(0.40)	—	—	(0.40)	12.72	49.93	839,582	0.64	2.46	0.64	36
Year Ended March 31, 2009	17.82	0.60		(9.05)	(8.45)	(0.62)	—	—	(0.62)	8.75	(47.89)	726,931	0.61	3.63	0.61	47
Year Ended March 31, 2008	18.64	0.53		(0.86)	(0.33)	(0.49)	—	—	(0.49)	17.82	(2.03)	958,514	0.59	2.74	0.59	13
Year Ended March 31, 2007	15.81	0.35		2.84	3.19	(0.36)	—	—	(0.36)	18.64	20.27	994,685	0.61	1.99	0.61	8
A Shares
Period Ended September 30, 2011∧	13.40	0.28	(d)	(3.08)	(2.80)	—	—	—	—	10.60	(20.90)	2,570	1.05	4.28	1.05	25
Year Ended March 31, 2011	12.61	0.28	(d)	0.86	1.14	(0.35)	—	—	(0.35)	13.40	9.23	4,459	0.92	2.25	0.92	43
Year Ended March 31, 2010	8.69	0.25		4.05	4.30	(0.38)	—	—	(0.38)	12.61	49.46	5,998	0.94	1.72	0.94	36
Year Ended March 31, 2009	17.67	0.52		(8.93)	(8.41)	(0.57)	—	—	(0.57)	8.69	(48.04)	2,533	0.91	3.48	0.91	47
Year Ended March 31, 2008	18.49	0.46		(0.84)	(0.38)	(0.44)	—	—	(0.44)	17.67	(2.29)	6,052	0.89	2.40	0.89	13
Year Ended March 31, 2007	15.66	0.28		2.84	3.12	(0.29)	—	—	(0.29)	18.49	20.03	5,921	0.91	1.69	0.91	8
Large Cap Core Growth Stock Fund
I Shares
Period Ended September 30, 2011∧	14.28	0.03	(d)	(2.87)	(2.84)	(0.04)	—	—	(0.04)	11.40	(19.92)	58,137	1.01	0.45	1.01	48
Year Ended March 31, 2011	13.01	0.15	(d)	1.28	1.43	(0.16)	—	—	(0.16)	14.28	11.08	348,113	0.93	1.15	0.93	136
Year Ended March 31, 2010	8.98	0.12		4.03	4.15	(0.12)	—	—	(0.12)	13.01	46.42	422,673	0.83	1.04	0.92	81
Year Ended March 31, 2009	14.25	0.19		(5.28)	(5.09)	(0.18)	—	—	(0.18)	8.98	(35.88)	361,038	0.87	1.35	0.88	89
Year Ended March 31, 2008	17.79	0.21		(1.81)	(1.60)	(0.21)	— (f)	(1.73)	(1.94)	14.25	(10.32)	1,239,965	0.86	1.23	0.86	78
Year Ended March 31, 2007	17.20	0.25		1.87	2.12	(0.26)	—	(1.27)	(1.53)	17.79	12.51	1,554,971	0.85	1.41	0.85	58
A Shares
Period Ended September 30, 2011∧	14.43	0.01	(d)	(2.90)	(2.89)	(0.03)	—	—	(0.03)	11.51	(20.06)	13,954	1.32	0.19	1.32	48
Year Ended March 31, 2011	13.15	0.12	(d)	1.28	1.40	(0.12)	—	—	(0.12)	14.43	10.77	18,880	1.18	0.89	1.18	136
Year Ended March 31, 2010	9.08	0.09		4.08	4.17	(0.10)	—	—	(0.10)	13.15	46.11	21,511	1.08	0.79	1.17	81
Year Ended March 31, 2009	14.40	0.14		(5.31)	(5.17)	(0.15)	—	—	(0.15)	9.08	(36.02)	17,254	1.12	1.13	1.12	89
Year Ended March 31, 2008	17.97	0.17		(1.84)	(1.67)	(0.17)	— (f)	(1.73)	(1.90)	14.40	(10.60)	35,341	1.11	0.97	1.11	78
Year Ended March 31, 2007	17.36	0.20		1.89	2.09	(0.21)	—	(1.27)	(1.48)	17.97	12.25	46,878	1.10	1.19	1.10	58
C Shares
Period Ended September 30, 2011∧	14.00	(0.04	)(d)	(2.82)	(2.86)	— (f )		—	— (f )	11.14	(20.40)	15,424	2.07	(0.57)	2.07	48
Year Ended March 31, 2011	12.76	0.02	(d)	1.25	1.27	(0.03)	—	—	(0.03)	14.00	9.99	22,185	1.93	0.13	1.93	136
Year Ended March 31, 2010	8.84	—		3.97	3.97	(0.05)	—	—	(0.05)	12.76	44.99	26,275	1.83	0.04	1.92	81
Year Ended March 31, 2009	14.03	0.05		(5.17)	(5.12)	(0.07)	—	—	(0.07)	8.84	(36.51)	21,571	1.87	0.38	1.87	89
Year Ended March 31, 2008	17.56	0.04		(1.79)	(1.75)	(0.05)	— (f)	(1.73)	(1.78)	14.03	(11.27)	46,342	1.86	0.23	1.86	78
Year Ended March 31, 2007	17.00	0.08		1.84	1.92	(0.09)	—	(1.27)	(1.36)	17.56	11.40	68,436	1.85	0.42	1.85	58

See Notes to Financial Highlights and Notes to Financial Statements.

58

FINANCIAL HIGHLIGHTS
RIDGEWORTH FUNDS  Selected Data For a Share of Beneficial Interest Outstanding Throughout the Periods Indicated.

													Ratio		Ratio of
				Net									of	Ratio of	Expenses to
				Realized									Net	Net	Average Net
				and				Distributions		Net			Expenses	Investment	Assets
	Net Asset	Net		Unrealized		Dividends	Distributions	from	Total	Asset			to	Income to	(Excluding
	Value,	Investment		Gains		from Net	from Tax	Realized	Dividends	Value,		Net Assets	Average	Average	Waivers	Portfolio
	Beginning	Income		(Losses) on	Total from	Investment	Return of	Capital	and	End of	Total	End of	Net	Net	and	Turnover
	of Period	(Loss)		Investments	Operations	Income	Capital	Gains	Distributions	Period	Return(a)	Period (000)	Assets(b)	Assets(b)	Reimbursements)(b)	Rate(c)
Large Cap Growth Stock Fund
I Shares
Period Ended September 30, 2011∧	$11.55	$(0.01	)(d)	$(1.64)	$(1.65)	$—	$—	$—	$—	$9.90	(14.29)%	$333,088	1.07%	(0.11)%	1.07%	9%
Year Ended March 31, 2011	9.59	0.01	(d)	1.95	1.96	— (f)	—	—	—	11.55	20.48	406,017	1.04	0.06	1.06	30
Year Ended March 31, 2010	6.57	0.01		3.02	3.03	(0.01)	—	—	(0.01)	9.59	46.20	443,918	0.99	0.19	1.04	62
Year Ended March 31, 2009	9.95	0.04		(3.33)	(3.29)	(0.04)	—	(0.05)	(0.09)	6.57	(33.16)	439,356	0.99	0.54	1.03	85
Year Ended March 31, 2008	12.86	0.05		0.49	0.54	(0.05)	—	(3.40)	(3.45)	9.95	0.92	633,291	1.00	0.45	1.01	109
Year Ended March 31, 2007	12.83	0.06	(d)	0.58	0.64	(0.06)	—	(0.55)	(0.61)	12.86	5.08	1,105,504	0.98	0.48	0.98	79
A Shares
Period Ended September 30, 2011∧	10.70	(0.02	)(d)	(1.52)	(1.54)	—	—	—	—	9.16	(14.39)	37,236	1.37	(0.41)	1.37	9
Year Ended March 31, 2011	8.91	(0.02	)(d)	1.81	1.79	—	—	—	—	10.70	20.09	46,358	1.34	(0.24)	1.36	30
Year Ended March 31, 2010	6.11	(0.01)		2.81	2.80	—	—	—	—	8.91	45.90	44,994	1.29	(0.11)	1.34	62
Year Ended March 31, 2009	9.27	0.02		(3.11)	(3.09)	(0.02)	—	(0.05)	(0.07)	6.11	(33.40)	35,431	1.30	0.19	1.33	85
Year Ended March 31, 2008	12.19	0.02		0.49	0.51	(0.03)	—	(3.40)	(3.43)	9.27	0.68	66,115	1.30	0.16	1.31	109
Year Ended March 31, 2007	12.20	0.02	(d)	0.56	0.58	(0.04)	—	(0.55)	(0.59)	12.19	4.69	80,848	1.28	0.18	1.28	79
C Shares
Period Ended September 30, 2011∧	9.48	(0.05	)(d)	(1.35)	(1.40)	—	—	—	—	8.08	(14.77)	14,196	2.07	(1.11)	2.07	9
Year Ended March 31, 2011	7.94	(0.08	)(d)	1.62	1.54	—	—	—	—	9.48	19.40	17,680	2.04	(0.94)	2.06	30
Year Ended March 31, 2010	5.49	(0.06)		2.51	2.45	—	—	—	—	7.94	44.63	17,516	1.99	(0.81)	2.04	62
Year Ended March 31, 2009	8.37	(0.04)		(2.78)	(2.82)	(0.01)	—	(0.05)	(0.06)	5.49	(33.77)	14,046	2.00	(0.52)	2.03	85
Year Ended March 31, 2008	11.36	(0.06)		0.48	0.42	(0.01)	—	(3.40)	(3.41)	8.37	(0.08)	27,949	2.00	(0.54)	2.01	109
Year Ended March 31, 2007	11.46	(0.06	)(d)	0.52	0.46	(0.01)	—	(0.55)	(0.56)	11.36	3.96	37,356	1.98	(0.52)	1.98	79
Large Cap Value Equity Fund
I Shares
Period Ended September 30, 2011∧	13.47	0.09	(d)	(2.43)	(2.34)	(0.09)	—	—	(0.09)	11.04	(17.43)	1,458,154	0.82	1.46	0.82	65
Year Ended March 31, 2011	11.71	0.18	(d)	1.75	1.93	(0.17)	—	—	(0.17)	13.47	16.69	1,348,969	0.83	1.48	0.83	134
Year Ended March 31, 2010	7.99	0.17		3.72	3.89	(0.17)	—	—	(0.17)	11.71	49.03	1,288,962	0.81	1.67	0.82	105
Year Ended March 31, 2009	12.35	0.25		(4.36)	(4.11)	(0.25)	—	—	(0.25)	7.99	(33.65)	998,608	0.82	2.50	0.82	114
Year Ended March 31, 2008	15.13	0.28		(1.16)	(0.88)	(0.28)	—	(1.62)	(1.90)	12.35	(7.07)	898,491	0.83	1.93	0.83	116
Year Ended March 31, 2007	13.85	0.23		1.85	2.08	(0.23)	—	(0.57)	(0.80)	15.13	15.26	893,491	0.83	1.62	0.83	95
A Shares
Period Ended September 30, 2011∧	13.41	0.07	(d)	(2.43)	(2.36)	(0.07)	—	—	(0.07)	10.98	(17.62)	134,213	1.12	1.19	1.12	65
Year Ended March 31, 2011	11.66	0.15	(d)	1.74	1.89	(0.14)	—	—	(0.14)	13.41	16.37	80,048	1.13	1.20	1.13	134
Year Ended March 31, 2010	7.96	0.14		3.71	3.85	(0.15)	—	—	(0.15)	11.66	48.59	33,805	1.11	1.37	1.12	105
Year Ended March 31, 2009	12.30	0.24		(4.36)	(4.12)	(0.22)	—	—	(0.22)	7.96	(33.83)	24,385	1.12	2.17	1.12	114
Year Ended March 31, 2008	15.08	0.24		(1.16)	(0.92)	(0.24)	—	(1.62)	(1.86)	12.30	(7.37)	47,400	1.13	1.63	1.13	116
Year Ended March 31, 2007	13.82	0.19		1.83	2.02	(0.19)	—	(0.57)	(0.76)	15.08	14.81	62,390	1.13	1.32	1.13	95
C Shares
Period Ended September 30, 2011∧	13.21	0.03	(d)	(2.38)	(2.35)	(0.03)	—	—	(0.03)	10.83	(17.83)	14,702	1.82	0.42	1.82	65
Year Ended March 31, 2011	11.49	0.06	(d)	1.72	1.78	(0.06)	—	—	(0.06)	13.21	15.53	18,686	1.83	0.48	1.83	134
Year Ended March 31, 2010	7.87	0.07		3.65	3.72	(0.10)	—	—	(0.10)	11.49	47.43	19,823	1.81	0.67	1.82	105
Year Ended March 31, 2009	12.16	0.16		(4.31)	(4.15)	(0.14)	—	—	(0.14)	7.87	(34.28)	15,410	1.82	1.46	1.82	114
Year Ended March 31, 2008	14.92	0.14		(1.14)	(1.00)	(0.14)	—	(1.62)	(1.76)	12.16	(7.93)	29,329	1.83	0.92	1.83	116
Year Ended March 31, 2007	13.68	0.09		1.81	1.90	(0.09)	—	(0.57)	(0.66)	14.92	14.04	40,223	1.83	0.62	1.83	95

See Notes to Financial Highlights and Notes to Financial Statements.

59

FINANCIAL HIGHLIGHTS
RIDGEWORTH FUNDS  Selected Data For a Share of Beneficial Interest Outstanding Throughout the Periods Indicated.

																Ratio		Ratio of
				Net												of	Ratio of	Expenses to
				Realized												Net	Net	Average Net
				and					Distributions				Net			Expenses	Investment	Assets
	Net Asset	Net		Unrealized		Dividends		Distributions	from		Total		Asset			to	Income to	(Excluding
	Value,	Investment		Gains		from Net		from Tax	Realized		Dividends		Value,		Net Assets	Average	Average	Waivers	Portfolio
	Beginning	Income		(Losses) on	Total from	Investment		Return of	Capital		and		End of	Total	End of	Net	Net	and	Turnover
	of Period	(Loss)		Investments	Operations	Income		Capital	Gains		Distributions		Period	Return(a)	Period (000)	Assets(b)	Assets(b)	Reimbursements)(b)	Rate(c)
Mid-Cap Value Equity Fund
I Shares
Period Ended September 30, 2011∧	$12.70	$0.08	(d)	$(3.27)	$(3.19)	$(0.08)		$—	$—		$(0.08)		$9.43	(25.22)%	$1,314,984	1.04%	1.36%	1.04%	93%
Year Ended March 31, 2011	11.17	0.10	(d)	2.26	2.36	(0.09)		—	(0.74)		(0.83)		12.70	21.89	1,710,610	1.04	0.91	1.04	170
Year Ended March 31, 2010	6.45	0.11		4.73	4.84	(0.12)		—	—		(0.12)		11.17	75.36	803,168	1.03	1.11	1.04	195
Year Ended March 31, 2009	9.58	0.14	(d)	(3.13)	(2.99)	(0.14)		—	—		(0.14)		6.45	(31.46)	231,035	1.07	1.76	1.07	213
Year Ended March 31, 2008	13.02	0.19	(d)	(1.18)	(0.99)	(0.18	)(g)	—	(2.27	)(g)	(2.45	)(g)	9.58	(9.75)	257,978	1.06	1.52	1.06	221
Year Ended March 31, 2007	13.14	0.14		2.04	2.18	(0.13)		—	(2.17)		(2.30)		13.02	17.47	278,949	1.06	1.08	1.06	196
A Shares
Period Ended September 30, 2011∧	12.62	0.07	(d)	(3.26)	(3.19)	(0.06)		—	—		(0.06)		9.37	(25.32)	364,514	1.34	1.31	1.34	93
Year Ended March 31, 2011	11.11	0.08	(d)	2.24	2.32	(0.07)		—	(0.74)		(0.81)		12.62	21.55	252,165	1.35	0.70	1.35	170
Year Ended March 31, 2010	6.42	0.09		4.70	4.79	(0.10)		—	—		(0.10)		11.11	74.87	36,756	1.32	0.70	1.34	195
Year Ended March 31, 2009	9.53	0.12	(d)	(3.12)	(3.00)	(0.11)		—	—		(0.11)		6.42	(31.64)	2,912	1.37	1.36	1.37	213
Year Ended March 31, 2008	12.97	0.12	(d)	(1.14)	(1.02)	(0.15	)(g)	—	(2.27	)(g)	(2.42	)(g)	9.53	(10.03)	7,774	1.36	1.04	1.36	221
Year Ended March 31, 2007	13.10	0.11		2.03	2.14	(0.10)		—	(2.17)		(2.27)		12.97	17.11	3,362	1.36	0.78	1.36	196
C Shares
Period Ended September 30, 2011∧	12.48	0.03	(d)	(3.23)	(3.20)	(0.02)		—	—		(0.02)		9.26	(25.63)	29,156	2.04	0.47	2.04	93
Year Ended March 31, 2011	11.02	—	(d)	2.21	2.21	(0.01)		—	(0.74)		(0.75)		12.48	20.71	24,496	2.04	(0.04)	2.04	170
Year Ended March 31, 2010	6.38	0.02		4.67	4.69	(0.05)		—	—		(0.05)		11.02	73.71	5,853	2.03	0.13	2.04	195
Year Ended March 31, 2009	9.47	0.06	(d)	(3.10)	(3.04)	(0.05)		—	—		(0.05)		6.38	(32.09)	1,949	2.07	0.72	2.07	213
Year Ended March 31, 2008	12.91	0.07	(d)	(1.18)	(1.11)	(0.06	)(g)	—	(2.27	)(g)	(2.33	)(g)	9.47	(10.72)	4,049	2.06	0.57	2.06	221
Year Ended March 31, 2007	13.06	0.02		2.01	2.03	(0.01)		—	(2.17)		(2.18)		12.91	16.27	6,269	2.06	0.07	2.06	196
Select Large Cap Growth Stock Fund
I Shares
Period Ended September 30, 2011∧	32.51	(0.01	)(d)	(5.93)	(5.94)	—		—	—		—		26.57	(18.27)	38,371	1.03	(0.09)	1.03	40
Year Ended March 31, 2011	27.79	0.02	(d)	4.70	4.72	—		—	—		—		32.51	16.98	80,589	0.99	0.07	0.99	72
Year Ended March 31, 2010	19.74	0.04		8.03	8.07	(0.02)		— (f)	—		(0.02)		27.79	40.93	114,100	0.96	0.18	0.96	65
Year Ended March 31, 2009	28.32	0.09		(8.60)	(8.51)	(0.06)		(0.01)	—		(0.07)		19.74	(30.06)	95,540	0.95	0.45	0.96	65
Year Ended March 31, 2008	26.92	0.08	(d)	1.35	1.43	(0.03)		—	—		(0.03)		28.32	5.30	96,704	0.94	0.28	0.95	62
Year Ended March 31, 2007	25.83	0.15	(d)	0.99	1.14	(0.05)		—	—		(0.05)		26.92	4.42	98,027	0.97	0.59	0.98	160
A Shares
Period Ended September 30, 2011∧	32.04	(0.06	)(d)	(5.83)	(5.89)	—		—	—		—		26.15	(18.38)	561	1.34	(0.38)	1.34	40
Year Ended March 31, 2011	27.47	(0.06	)(d)	4.63	4.57	—		—	—		—		32.04	16.64	698	1.29	(0.21)	1.29	72
Year Ended March 31, 2010	19.54	(0.03)		7.97	7.94	(0.01)		— (f)	—		(0.01)		27.47	40.65	244	1.25	(0.10)	1.26	65
Year Ended March 31, 2009	28.06	0.02		(8.52)	(8.50)	(0.01)		(0.01)	—		(0.02)		19.54	(30.28)	175	1.25	0.04	1.25	65
Year Ended March 31, 2008	26.73	—	(d)	1.33	1.33	—		—	—		—		28.06	4.98	556	1.24	—	1.25	62
Year Ended March 31, 2007	25.67	0.07	(d)	0.99	1.06	—		—	—		—		26.73	4.13	371	1.28	0.26	1.29	160
C Shares
Period Ended September 30, 2011∧	29.08	(0.15	)(d)	(5.28)	(5.43)	—		—	—		—		23.65	(18.67)	13,523	2.04	(1.08)	2.04	40
Year Ended March 31, 2011	25.10	(0.23	)(d)	4.21	3.98	—		—	—		—		29.08	15.86	18,332	1.99	(0.92)	1.99	72
Year Ended March 31, 2010	17.99	(0.19)		7.30	7.11	—		— (f)	—		—		25.10	39.52	19,040	1.96	(0.81)	1.96	65
Year Ended March 31, 2009	25.98	(0.14)		(7.85)	(7.99)	—		—	—		—		17.99	(30.75)	15,237	1.95	(0.59)	1.95	65
Year Ended March 31, 2008	24.93	(0.20	)(d)	1.25	1.05	—		—	—		—		25.98	4.21	26,596	1.95	(0.74)	1.95	62
Year Ended March 31, 2007	24.11	(0.11	)(d)	0.93	0.82	—		—	—		—		24.93	3.40	32,895	1.98	(0.44)	1.99	160

See Notes to Financial Highlights and Notes to Financial Statements.

60

FINANCIAL HIGHLIGHTS
RIDGEWORTH FUNDS  Selected Data For a Share of Beneficial Interest Outstanding Throughout the Periods Indicated.

													Ratio		Ratio of
				Net									of	Ratio of	Expenses to
				Realized									Net	Net	Average Net
				and				Distributions		Net			Expenses	Investment	Assets
	Net Asset	Net		Unrealized		Dividends	Distributions	from	Total	Asset			to	Income to	(Excluding
	Value,	Investment		Gains		from Net	from Tax	Realized	Dividends	Value,		Net Assets	Average	Average	Waivers	Portfolio
	Beginning	Income		(Losses) on	Total from	Investment	Return of	Capital	and	End of	Total	End of	Net	Net	and	Turnover
	of Period	(Loss)		Investments	Operations	Income	Capital	Gains	Distributions	Period	Return(a)	Period (000)	Assets(b)	Assets(b)	Reimbursements)(b)	Rate(c)
Small Cap Growth Stock Fund
I Shares
Period Ended September 30, 2011∧	$17.17	$(0.06	)(d)	$(3.80)	$(3.86)	$—	$—	$—	$—	$13.31	(22.48)%	$275,257	1.23%	(0.70)%	1.23%	35%
Year Ended March 31, 2011	13.32	(0.11	)(d)	3.96	3.85	—	—	—	—	17.17	28.90	408,399	1.23	(0.81)	1.23	112
Year Ended March 31, 2010	8.52	(0.09)		4.89	4.80	—	—	—	—	13.32	56.34	358,947	1.22	(0.76)	1.22	103
Year Ended March 31, 2009	13.53	(0.04)		(4.97)	(5.01)	—	—	—	—	8.52	(37.03)	273,548	1.21	(0.30)	1.21	157
Year Ended March 31, 2008	20.61	(0.11	)(d)	(0.33)	(0.44)	—	(0.11)	(6.53)	(6.64)	13.53	(7.09)	490,675	1.19	(0.57)	1.20	126
Year Ended March 31, 2007	23.65	(0.11	)(d)	(1.74)	(1.85)	—	—	(1.19)	(1.19)	20.61	(7.80)	845,570	1.16	(0.51)	1.16	139
A Shares
Period Ended September 30, 2011∧	16.19	(0.08	)(d)	(3.58)	(3.66)	—	—	—	—	12.53	(22.61)	8,741	1.54	(1.00)	1.54	35
Year Ended March 31, 2011	12.59	(0.15	)(d)	3.75	3.60	—	—	—	—	16.19	28.59	12,235	1.53	(1.11)	1.53	112
Year Ended March 31, 2010	8.08	(0.12)		4.63	4.51	—	—	—	—	12.59	55.82	11,517	1.52	(1.06)	1.52	103
Year Ended March 31, 2009	12.88	(0.08)		(4.72)	(4.80)	—	—	—	—	8.08	(37.27)	8,294	1.51	(0.60)	1.51	157
Year Ended March 31, 2008	19.96	(0.16	)(d)	(0.28)	(0.44)	—	(0.11)	(6.53)	(6.64)	12.88	(7.33)	16,490	1.49	(0.87)	1.50	126
Year Ended March 31, 2007	23.02	(0.17	)(d)	(1.70)	(1.87)	—	—	(1.19)	(1.19)	19.96	(8.06)	24,320	1.46	(0.81)	1.46	139
C Shares
Period Ended September 30, 2011∧	14.01	(0.11	)(d)	(3.09)	(3.20)	—	—	—	—	10.81	(22.84)	6,974	2.24	(1.70)	2.24	35
Year Ended March 31, 2011	10.98	(0.21	)(d)	3.24	3.03	—	—	—	—	14.01	27.60	9,636	2.23	(1.81)	2.23	112
Year Ended March 31, 2010	7.10	(0.17)		4.05	3.88	—	—	—	—	10.98	54.65	8,827	2.22	(1.76)	2.22	103
Year Ended March 31, 2009	11.38	(0.15)		(4.13)	(4.28)	—	—	—	—	7.10	(37.61)	6,567	2.21	(1.30)	2.21	157
Year Ended March 31, 2008	18.46	(0.27	)(d)	(0.17)	(0.44)	—	(0.11)	(6.53)	(6.64)	11.38	(7.98)	14,323	2.20	(1.57)	2.21	126
Year Ended March 31, 2007	21.53	(0.29	)(d)	(1.59)	(1.88)	—	—	(1.19)	(1.19)	18.46	(8.68)	21,545	2.16	(1.51)	2.16	139
Small Cap Value Equity Fund
I Shares
Period Ended September 30, 2011∧	14.54	0.07	(d)	(2.78)	(2.71)	(0.07)	—	—	(0.07)	11.76	(18.71)	870,978	1.20	0.95	1.20	14
Year Ended March 31, 2011	11.76	0.10	(d)	2.79	2.89	(0.11)	—	—	(0.11)	14.54	24.68	1,002,005	1.21	0.82	1.21	72
Year Ended March 31, 2010	7.57	0.11		4.20	4.31	(0.12)	—	—	(0.12)	11.76	57.15	612,490	1.21	1.29	1.21	62
Year Ended March 31, 2009	11.17	0.16		(3.44)	(3.28)	(0.16)	—	(0.16)	(0.32)	7.57	(29.61)	316,142	1.21	1.61	1.22	71
Year Ended March 31, 2008	17.35	0.18		(1.65)	(1.47)	(0.17)	—	(4.54)	(4.71)	11.17	(11.23)	469,424	1.19	1.20	1.19	75
Year Ended March 31, 2007	20.93	0.10		1.25	1.35	(0.11)	—	(4.82)	(4.93)	17.35	7.41	674,619	1.18	0.55	1.18	62
A Shares
Period Ended September 30, 2011∧	14.33	0.04	(d)	(2.73)	(2.69)	(0.05)	—	—	(0.05)	11.59	(18.83)	113,370	1.50	0.66	1.50	14
Year Ended March 31, 2011	11.59	0.06	(d)	2.75	2.81	(0.07)	—	—	(0.07)	14.33	24.38	103,365	1.52	0.48	1.52	72
Year Ended March 31, 2010	7.47	0.07		4.15	4.22	(0.10)	—	—	(0.10)	11.59	56.66	17,826	1.50	1.00	1.50	62
Year Ended March 31, 2009	11.03	0.13		(3.40)	(3.27)	(0.13)	—	(0.16)	(0.29)	7.47	(29.83)	2,243	1.49	1.34	1.50	71
Year Ended March 31, 2008	17.20	0.14		(1.63)	(1.49)	(0.14)	—	(4.54)	(4.68)	11.03	(11.48)	4,887	1.44	0.94	1.44	75
Year Ended March 31, 2007	20.79	0.05		1.24	1.29	(0.06)	—	(4.82)	(4.88)	17.20	7.17	7,629	1.44	0.28	1.44	62
C Shares
Period Ended September 30, 2011∧	13.76	— (d	)(f)	(2.63)	(2.63)	(0.01)	—	—	(0.01)	11.12	(19.14)	28,043	2.20	(0.06)	2.20	14
Year Ended March 31, 2011	11.15	(0.02	)(d)	2.64	2.62	(0.01)	—	—	(0.01)	13.76	23.51	32,074	2.21	(0.18)	2.21	72
Year Ended March 31, 2010	7.20	0.02		3.97	3.99	(0.04)	—	—	(0.04)	11.15	55.48	17,601	2.21	0.30	2.21	62
Year Ended March 31, 2009	10.65	0.09		(3.28)	(3.19)	(0.10)	—	(0.16)	(0.26)	7.20	(30.14)	11,091	1.89	0.94	1.89	71
Year Ended March 31, 2008	16.76	0.14		(1.57)	(1.43)	(0.14)	—	(4.54)	(4.68)	10.65	(11.41)	22,243	1.44	0.94	1.45	75
Year Ended March 31, 2007	20.39	0.05		1.20	1.25	(0.06)	—	(4.82)	(4.88)	16.76	7.10	35,289	1.43	0.30	1.43	62

See Notes to Financial Highlights and Notes to Financial Statements.

61

FINANCIAL HIGHLIGHTS
RIDGEWORTH FUNDS  Selected Data For a Share of Beneficial Interest Outstanding Throughout the Periods Indicated.

													Ratio		Ratio of
				Net									of	Ratio of	Expenses to
				Realized									Net	Net	Average Net
				and				Distributions		Net			Expenses	Investment	Assets
	Net Asset	Net		Unrealized		Dividends	Distributions	from	Total	Asset			to	Income to	(Excluding
	Value,	Investment		Gains		from Net	from Tax	Realized	Dividends	Value,		Net Assets	Average	Average	Waivers	Portfolio
	Beginning	Income		(Losses) on	Total from	Investment	Return of	Capital	and	End of	Total	End of	Net	Net	and	Turnover
	of Period	(Loss)		Investments	Operations	Income	Capital	Gains	Distributions	Period	Return(a)	Period (000)	Assets(b)	Assets(b)	Reimbursements)(b)	Rate(c)
Aggressive Growth Allocation Strategy(h)
I Shares
Period Ended September 30, 2011∧	$8.57	$0.03	(d)	$(1.67)	$(1.64)	$(0.03)	$—	$—	$(0.03)	$6.90	(19.19)%	$17,444	0.20%	0.72%	0.46%	32%
Year Ended March 31, 2011	7.43	0.05	(d)	1.18	1.23	(0.09)	—	—	(0.09)	8.57	16.73	22,524	0.20	0.71	0.52	19
Year Ended March 31, 2010	5.06	0.10		2.36	2.46	(0.09)	—	—	(0.09)	7.43	48.74	22,335	—	1.41	0.33	23
Year Ended March 31, 2009	10.37	0.11		(3.68)	(3.57)	(0.13)	— (f)	(1.61)	(1.74)	5.06	(35.39)	13,411	0.20	1.32	0.23	25
Year Ended March 31, 2008	13.00	0.14	(d)	(0.46)	(0.32)	(0.41)	—	(1.90)	(2.31)	10.37	(4.59)	28,514	0.19	1.04	0.20	46
Year Ended March 31, 2007	12.32	0.12	(d)	1.05	1.17	(0.25)	—	(0.24)	(0.49)	13.00	9.60	53,098	0.18	0.94	0.18	52
A Shares
Period Ended September 30, 2011∧	8.52	0.02	(d)	(1.66)	(1.64)	(0.02)	—	—	(0.02)	6.86	(19.31)	3,584	0.50	0.42	0.76	32
Year Ended March 31, 2011	7.38	0.04	(d)	1.17	1.21	(0.07)	—	—	(0.07)	8.52	16.48	4,655	0.50	0.51	0.84	19
Year Ended March 31, 2010	5.04	0.07		2.34	2.41	(0.07)	—	—	(0.07)	7.38	48.02	2,438	—	1.03	0.63	23
Year Ended March 31, 2009	10.33	0.09		(3.66)	(3.57)	(0.11)	— (f)	(1.61)	(1.72)	5.04	(35.50)	1,815	0.50	1.07	0.53	25
Year Ended March 31, 2008	12.97	0.13	(d)	(0.49)	(0.36)	(0.38)	—	(1.90)	(2.28)	10.33	(4.88)	3,067	0.49	0.94	0.50	46
Year Ended March 31, 2007	12.29	0.08	(d)	1.05	1.13	(0.21)	—	(0.24)	(0.45)	12.97	9.31	3,040	0.48	0.63	0.48	52
C Shares
Period Ended September 30, 2011∧	8.39	(0.01	)(d)	(1.64)	(1.65)	—	—	—	—	6.74	(19.67)	680	1.20	(0.31)	1.46	32
Year Ended March 31, 2011	7.30	(0.02	)(d)	1.16	1.14	(0.05)	—	—	(0.05)	8.39	15.70	1,059	1.20	(0.33)	1.52	19
Year Ended March 31, 2010	5.00	0.03		2.32	2.35	(0.05)	—	—	(0.05)	7.30	47.14	1,554	—	0.37	1.33	23
Year Ended March 31, 2009	10.29	0.03		(3.65)	(3.62)	(0.06)	— (f)	(1.61)	(1.67)	5.00	(36.04)	1,076	1.20	0.39	1.23	25
Year Ended March 31, 2008	12.98	0.04	(d)	(0.49)	(0.45)	(0.34)	—	(1.90)	(2.24)	10.29	(5.56)	1,767	1.19	0.27	1.21	46
Year Ended March 31, 2007	12.33	—	(d)	1.04	1.04	(0.15)	—	(0.24)	(0.39)	12.98	8.54	1,573	1.18	(0.03)	1.18	52
Conservative Allocation Strategy(h)
I Shares
Period Ended September 30, 2011∧	12.07	0.14	(d)	(0.57)	(0.43)	(0.12)	—	—	(0.12)	11.52	(3.59)	15,418	0.20	2.27	0.43	25
Year Ended March 31, 2011	11.51	0.28	(d)	0.75	1.03	(0.46)	—	(0.01)	(0.47)	12.07	9.15	12,897	0.20	2.41	0.66	28
Year Ended March 31, 2010	9.81	0.27		1.72	1.99	(0.28)	—	(0.01)	(0.29)	11.51	20.51	6,310	0.20	2.61	0.53	29
Year Ended March 31, 2009	11.11	0.44		(1.10)	(0.66)	(0.50)	—	(0.14)	(0.64)	9.81	(6.06)	3,778	0.20	4.08	0.36	48
Year Ended March 31, 2008	11.37	0.44		(0.10)	0.34	(0.44)	—	(0.16)	(0.60)	11.11	3.02	5,177	0.18	3.98	0.30	47
Year Ended March 31, 2007	11.21	0.45	(d)	0.30	0.75	(0.48)	—	(0.11)	(0.59)	11.37	6.91	3,362	0.20	4.00	0.32	43
A Shares
Period Ended September 30, 2011∧	12.06	0.12	(d)	(0.57)	(0.45)	(0.10)	—	—	(0.10)	11.51	(3.74)	8,083	0.50	1.96	0.74	25
Year Ended March 31, 2011	11.51	0.28	(d)	0.71	0.99	(0.43)	—	(0.01)	(0.44)	12.06	8.73	8,371	0.50	2.35	0.96	28
Year Ended March 31, 2010	9.81	0.23		1.74	1.97	(0.26)	—	(0.01)	(0.27)	11.51	20.25	3,137	0.50	2.27	0.89	29
Year Ended March 31, 2009	11.12	0.41		(1.11)	(0.70)	(0.47)	—	(0.14)	(0.61)	9.81	(6.42)	584	0.50	3.81	0.67	48
Year Ended March 31, 2008	11.38	0.44		(0.13)	0.31	(0.41)	—	(0.16)	(0.57)	11.12	2.75	663	0.49	3.63	0.61	47
Year Ended March 31, 2007	11.21	0.41	(d)	0.32	0.73	(0.45)	—	(0.11)	(0.56)	11.38	6.64	811	0.50	3.61	0.62	43
C Shares
Period Ended September 30, 2011∧	11.99	0.08	(d)	(0.57)	(0.49)	(0.06)	—	—	(0.06)	11.44	(4.07)	9,167	1.20	1.27	1.43	25
Year Ended March 31, 2011	11.44	0.17	(d)	0.74	0.91	(0.35)	—	(0.01)	(0.36)	11.99	8.07	7,305	1.20	1.47	1.65	28
Year Ended March 31, 2010	9.77	0.16		1.71	1.87	(0.19)	—	(0.01)	(0.20)	11.44	19.29	4,294	1.20	1.61	1.52	29
Year Ended March 31, 2009	11.09	0.31		(1.08)	(0.77)	(0.41)	—	(0.14)	(0.55)	9.77	(7.08)	1,973	1.20	3.17	1.37	48
Year Ended March 31, 2008	11.37	0.34		(0.11)	0.23	(0.35)	—	(0.16)	(0.51)	11.09	2.03	840	1.18	2.94	1.31	47
Year Ended March 31, 2007	11.20	0.34	(d)	0.31	0.65	(0.37)	—	(0.11)	(0.48)	11.37	5.91	792	1.20	2.99	1.32	43

See Notes to Financial Highlights and Notes to Financial Statements.

62

FINANCIAL HIGHLIGHTS
RIDGEWORTH FUNDS  Selected Data For a Share of Beneficial Interest Outstanding Throughout the Periods Indicated.

													Ratio	Ratio	Ratio of
				Net									of	of	Expenses to
				Realized									Net	Net	Average Net
				and				Distributions		Net		Net	Expenses	Investment	Assets
	Net Asset	Net		Unrealized		Dividends	Distributions	from	Total	Asset		Assets	to	Income to	(Excluding
	Value,	Investment		Gains		from Net	from Tax	Realized	Dividends	Value,		End of	Average	Average	Waivers	Portfolio
	Beginning	Income		(Losses) on	Total from	Investment	Return of	Capital	and	End of	Total	Period	Net	Net	and	Turnover
	of Period	(Loss)		Investments	Operations	Income	Capital	Gains	Distributions	Period	Return(a)	(000)	Assets(b)	Assets(b)	Reimbursements)(b)	Rate(c)
Growth Allocation Strategy(h)
I Shares
Period Ended September 30, 2011∧	$10.56	$0.07	(d)	$(1.47)	$(1.40)	$(0.07)	$—	$—	$(0.07)	$9.09	(13.34)%	$46,008	0.20%	1.39%	0.28%	29%
Year Ended March 31, 2011	9.52	0.14	(d)	1.13	1.27	(0.23)	—	—	(0.23)	10.56	13.58	55,332	0.20	1.44	0.31	25
Year Ended March 31, 2010	7.02	0.15		2.50	2.65	(0.15)	—	—	(0.15)	9.52	37.92	54,407	0.19	1.70	0.24	21
Year Ended March 31, 2009	11.31	0.23		(2.99)	(2.76)	(0.26)	—	(1.27)	(1.53)	7.02	(25.01)	40,472	0.20	2.41	0.21	28
Year Ended March 31, 2008	12.89	0.28		(0.44)	(0.16)	(0.45)	—	(0.97)	(1.42)	11.31	(2.16)	69,704	0.17	2.02	0.17	50
Year Ended March 31, 2007	12.43	0.25	(d)	0.82	1.07	(0.35)	—	(0.26)	(0.61)	12.89	8.73	111,848	0.17	2.00	0.17	45
A Shares
Period Ended September 30, 2011∧	10.53	0.06	(d)	(1.48)	(1.42)	(0.05)	—	—	(0.05)	9.06	(13.51)	9,266	0.50	1.10	0.58	29
Year Ended March 31, 2011	9.48	0.13	(d)	1.12	1.25	(0.20)	—	—	(0.20)	10.53	13.35	10,934	0.50	1.35	0.61	25
Year Ended March 31, 2010	7.00	0.13		2.48	2.61	(0.13)	—	—	(0.13)	9.48	37.46	3,638	0.49	1.39	0.54	21
Year Ended March 31, 2009	11.28	0.20		(2.98)	(2.78)	(0.23)	—	(1.27)	(1.50)	7.00	(25.21)	2,776	0.49	2.07	0.50	28
Year Ended March 31, 2008	12.87	0.20		(0.40)	(0.20)	(0.42)	—	(0.97)	(1.39)	11.28	(2.47)	5,031	0.47	1.62	0.47	50
Year Ended March 31, 2007	12.41	0.21	(d)	0.82	1.03	(0.31)	—	(0.26)	(0.57)	12.87	8.44	6,778	0.47	1.71	0.47	45
C Shares
Period Ended September 30, 2011∧	10.41	0.02	(d)	(1.46)	(1.44)	(0.01)	—	—	(0.01)	8.96	(13.80)	2,445	1.20	0.38	1.28	29
Year Ended March 31, 2011	9.38	0.04	(d)	1.12	1.16	(0.13)	—	—	(0.13)	10.41	12.50	3,063	1.20	0.43	1.31	25
Year Ended March 31, 2010	6.94	0.07		2.46	2.53	(0.09)	—	—	(0.09)	9.38	36.53	3,234	1.19	0.69	1.24	21
Year Ended March 31, 2009	11.22	0.14		(2.98)	(2.84)	(0.17)	—	(1.27)	(1.44)	6.94	(25.88)	2,844	1.19	1.37	1.20	28
Year Ended March 31, 2008	12.83	0.15		(0.44)	(0.29)	(0.35)	—	(0.97)	(1.32)	11.22	(3.14)	5,584	1.17	1.12	1.17	50
Year Ended March 31, 2007	12.39	0.13	(d)	0.80	0.93	(0.23)	—	(0.26)	(0.49)	12.83	7.62	5,535	1.17	1.05	1.17	45
Moderate Allocation Strategy(h)
I Shares
Period Ended September 30, 2011∧	10.60	0.10	(d)	(1.00)	(0.90)	(0.09)	—	—	(0.09)	9.61	(8.54)	113,062	0.20	1.90	0.23	25
Year Ended March 31, 2011	9.84	0.20	(d)	0.90	1.10	(0.34)	—	—	(0.34)	10.60	11.45	122,804	0.20	2.00	0.23	33
Year Ended March 31, 2010	7.76	0.20		2.09	2.29	(0.21)	—	—	(0.21)	9.84	29.66	125,016	0.19	2.22	0.21	21
Year Ended March 31, 2009	10.38	0.29		(2.07)	(1.78)	(0.34)	—	(0.50)	(0.84)	7.76	(17.47)	103,606	0.20	3.11	0.21	31
Year Ended March 31, 2008	10.88	0.31		(0.25)	0.06	(0.39)	—	(0.17)	(0.56)	10.38	0.30	147,784	0.17	2.87	0.17	40
Year Ended March 31, 2007	10.85	0.31	(d)	0.55	0.86	(0.37)	—	(0.46)	(0.83)	10.88	8.02	193,107	0.16	2.80	0.16	49
A Shares
Period Ended September 30, 2011∧	10.58	0.08	(d)	(0.99)	(0.91)	(0.07)	—	—	(0.07)	9.60	(8.60)	13,737	0.50	1.61	0.53	25
Year Ended March 31, 2011	9.82	0.18	(d)	0.89	1.07	(0.31)	—	—	(0.31)	10.58	11.11	14,416	0.50	1.79	0.53	33
Year Ended March 31, 2010	7.75	0.17		2.08	2.25	(0.18)	—	—	(0.18)	9.82	29.23	8,615	0.49	1.91	0.51	21
Year Ended March 31, 2009	10.37	0.25		(2.06)	(1.81)	(0.31)	—	(0.50)	(0.81)	7.75	(17.72)	5,845	0.50	2.81	0.51	31
Year Ended March 31, 2008	10.88	0.28		(0.25)	0.03	(0.37)	—	(0.17)	(0.54)	10.37	(0.02)	8,632	0.47	2.59	0.48	40
Year Ended March 31, 2007	10.84	0.28	(d)	0.55	0.83	(0.33)	—	(0.46)	(0.79)	10.88	7.77	11,069	0.46	2.53	0.46	49
C Shares
Period Ended September 30, 2011∧	10.52	0.05	(d)	(0.99)	(0.94)	(0.04)	—	—	(0.04)	9.54	(8.98)	13,525	1.20	0.89	1.23	25
Year Ended March 31, 2011	9.77	0.09	(d)	0.90	0.99	(0.24)	—	—	(0.24)	10.52	10.29	15,252	1.20	0.95	1.23	33
Year Ended March 31, 2010	7.72	0.11		2.07	2.18	(0.13)	—	—	(0.13)	9.77	28.31	15,431	1.19	1.21	1.21	21
Year Ended March 31, 2009	10.34	0.20		(2.07)	(1.87)	(0.25)	—	(0.50)	(0.75)	7.72	(18.34)	12,405	1.20	2.08	1.20	31
Year Ended March 31, 2008	10.86	0.20		(0.25)	(0.05)	(0.30)	—	(0.17)	(0.47)	10.34	(0.66)	20,419	1.17	1.87	1.17	40
Year Ended March 31, 2007	10.82	0.23	(d)	0.52	0.75	(0.25)	—	(0.46)	(0.71)	10.86	7.01	24,424	1.19	2.12	1.19	49

See Notes to Financial Highlights and Notes to Financial Statements.

63

NOTES TO FINANCIAL HIGHLIGHTS

∧	Unaudited.

(a)	Total return excludes sales charge. Not annualized for periods less than one year.

(b)	Annualized for periods less than one year.

(c)	Not annualized for periods less than one year.

(d)	Per share data calculated using average shares outstanding method.

(e)	Net Asset Value (“NAV”) varies from NAV reported to shareholders at period end as these financial statements are prepared inclusive of trade date adjustments.

(f)	Rounds to less than $0.01 per share.

(g)	Amended from prior Financial Highlights that included a $(0.05) tax return of capital in the “Dividends from Net Investment Income” column, and was footnoted, as such, in the Notes to Financial Highlights. It was subsequently determined that there was not a return of capital and that the $(0.05) distribution was from realized capital gains and, therefore, the Distributions from Realized Capital Gains has been revised to $(2.27) per share from $(2.22) per share.

(h)	The Fund and its shareholders indirectly bear a pro rata share of the fees and expenses incurred by the underlying funds in which the Fund is invested. The expense ratios do not include such expense.

64

NOTES TO FINANCIAL STATEMENTS
RIDGEWORTH FUNDS  September 30, 2011
(Unaudited)

1.	Organization

The RidgeWorth Funds (the “Trust”) is organized as a Massachusetts business trust under a Declaration of Trust dated January 15, 1992. The Trust is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company offering 35 funds as of September 30, 2011. The Trust is authorized to issue an unlimited number of shares without par value. The financial statements presented herein are those of the Aggressive Growth Stock Fund, Emerging Growth Stock Fund, International Equity Fund, International Equity Index Fund, Large Cap Core Growth Stock Fund, Large Cap Growth Stock Fund, Large Cap Value Equity Fund, Mid-Cap Value Equity Fund, Select Large Cap Growth Stock Fund, Small Cap Growth Stock Fund, Small Cap Value Equity Fund, Aggressive Growth Allocation Strategy, Conservative Allocation Strategy, Growth Allocation Strategy and Moderate Allocation Strategy (each, a “Fund” and collectively, the “Funds”). The financial statements of the remaining funds of the Trust are presented separately. The Aggressive Growth Stock Fund, Emerging Growth Stock Fund, International Equity Fund and International Equity Index Fund offer I Shares and A Shares. The Large Cap Core Growth Stock Fund, Large Cap Growth Stock Fund, Large Cap Value Equity Fund, Mid-Cap Value Equity Fund, Select Large Cap Growth Stock Fund, Small Cap Growth Stock Fund, Small Cap Value Equity Fund, Aggressive Growth Allocation Strategy, Conservative Allocation Strategy, Growth Allocation Strategy and Moderate Allocation Strategy offer I Shares, A Shares and C Shares. The Funds’ prospectuses provide a description of each Fund’s investment objective, policies and strategies.

Effective at the close of business on July 16, 2010, B Shares of the following Funds converted into A Shares and those Funds’ B Shares are no longer available for purchase:

	Number of	Number of	Dollar Amount
Fund	B Shares Converted	A Shares Issued	of Conversion($)

Aggressive Growth Allocation Strategy	311,668	304,663	2,057,603
Conservative Allocation Strategy	166,115	165,980	1,883,045
Growth Allocation Strategy	876,589	873,823	7,808,741
Moderate Allocation Strategy	555,122	552,349	5,218,704

The conversion of B Shares into A Shares was a non-taxable event. The amounts above are included as Cost of Shares Redeemed and Shares Redeemed for B Shares and Proceeds from Shares Issued and Shares Issued for A Shares on the Statements of Changes in Net Assets.

The assets of each Fund are segregated, and a shareholder’s interest is limited to the Fund in which shares are held. Each class of shares has identical rights and privileges, except with respect to the fees paid under the Distribution and Service Plans, voting rights on matters affecting a single class of shares and sales charges. The A Shares of the Funds (except Conservative Allocation Strategy) have a maximum sales charge on purchases of 5.75% as a percentage of original purchase price. Conservative Allocation Strategy A Shares have a maximum sales charge on purchases of 4.75% as a percentage of original purchase price. Certain purchases of A Shares will not be subject to a front-end sales charge but will be subject to a contingent deferred sales charge (“CDSC”) of 0.75% if redeemed within two years of purchase. Prior to September 1, 2011, shareholders paid a deferred sales charge of 1.00% on the redemption of these A Shares within one year of purchase. You will continue to pay the 1.00% deferred sales charge if you redeem, within one year, any of the A Shares that were purchased prior to September 1, 2011. The deferred sales charge may be waived from time to time for certain broker-dealers that waive payment of compensation to them. The C Shares have a maximum CDSC of 1.00% as a percentage of either the original purchase price or the next calculated price after the Funds receive a redemption request, whichever is less, if shares are redeemed within one year of purchase. There is no sales charge on purchases of I Shares.

Under the Trust’s organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust. In addition, in the normal course of business, the Trust enters into contracts with its vendors and others that provide for general indemnifications. The Trust’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Trust. However, based on experience, the Trust expects that risk of loss to be remote.

65

NOTES TO FINANCIAL STATEMENTS (continued)
RIDGEWORTH FUNDS  September 30, 2011
(Unaudited)

2.	Significant Accounting Policies

The following is a summary of significant accounting policies followed by the Trust in the preparation of its financial statements. These policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”). The preparation of financial statements in accordance with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expense during the reporting period. The actual results could differ from these estimates.

Security Valuation — Securities listed on a securities exchange, market or automated quotation system for which quotations are readily available (except for securities traded on NASDAQ), including securities traded over the counter, are valued at the last quoted sale price on the primary exchange or market (foreign or domestic) on which they are traded on valuation date (or at approximately 4:00 p.m. Eastern Time if a security’s primary exchange is normally open at that time) or, if there is no such reported sale on the valuation date, at the most recent quoted bid price. For securities traded on NASDAQ, the NASDAQ Official Closing Price is used. The prices for foreign securities are reported in local currency and converted to U.S. dollars at the exchange rate of such currencies against the U.S. dollar, as of the close of regular trading on the New York Stock Exchange (“NYSE”) (usually 4:00 p.m. Eastern Time), as provided by an independent, third-party pricing agent approved by the Funds’ Board of Trustees (the “Board” or “Trustees”). If a security price cannot be obtained from an independent, third-party pricing agent, the Funds’ accounting agent shall seek to obtain a bid price from at least one independent broker. Investments in other investment companies are valued at their respective net asset values.

Securities for which market prices are not “readily available” are valued in accordance with Pricing and Valuation Procedures established by the Board. The Funds’ Pricing and Valuation Procedures are performed and monitored by a Valuation Committee (the “Committee”) designated by the Board. Some of the more common reasons which may necessitate that a security be valued using Pricing and Valuation Procedures include, but are not limited to: the security’s trading has been halted or suspended; the security has been de-listed from a national exchange; the security’s primary trading market is temporarily closed at a time when under normal conditions it would be open; or the security’s primary pricing source is not able or willing to provide a price. When a security is valued in accordance with the Pricing and Valuation Procedures, the Committee determines the value after taking into consideration relevant information reasonably available to the Committee and such securities may be considered Level 3 in the fair value hierarchy.

For securities that principally trade on a foreign market or exchange, a significant gap in time can exist between the time of a particular security’s last trade and the time at which a Fund calculates its net asset value. The closing prices of such securities may no longer reflect their market value at the time the Fund calculates net asset value if an event that could materially affect the value of those securities (a “Significant Event”) has occurred between the time of the security’s last close and the time that the Fund calculates net asset value. A Significant Event may relate to a single issuer or to an entire market sector. If the investment adviser or subadviser of a Fund becomes aware of a Significant Event that has occurred with respect to a security or group of securities after the closing of the exchange or market on which the security or securities principally trade, but before the time at which the Fund calculates net asset value, it will request that a Committee Meeting be called, and the securities be valued using the Funds’ Pricing and Valuation Procedures and such securities may be considered Level 2 securities in the fair value hierarchy. On a day when a Fair Value Pricing Service is so utilized pursuant to a preauthorization, the Committee need not meet. If the investment adviser or subadviser does not authorize the Funds’ accounting agent to utilize a Fair Value Pricing Service, the investment adviser or subadviser will request that a Committee meeting be called. In addition, the Funds’ accounting agent monitors price movements among certain selected indices, securities and/or groups of securities that may be an indicator that the closing prices received earlier in the day from foreign exchanges or markets may not reflect market value at the time the Fund calculates net asset value. If price movements in a monitored index or security exceed levels established by the Funds (“Trigger Points”), the Funds may use a systematic valuation model provided by an independent third party to fair value its international equity securities.

66

NOTES TO FINANCIAL STATEMENTS (continued)
RIDGEWORTH FUNDS  September 30, 2011
(Unaudited)

Forward foreign currency contracts are valued at the current day’s interpolated foreign exchange rate, as calculated using the current day’s spot rate, and the thirty, sixty, ninety and one-hundred eighty day forward rates and converted to U.S. dollars at the exchange rate of such currencies against the U.S. dollar, as of the close of regular trading on the NYSE (usually 4:00 p.m. Eastern Time), as provided by an independent, third-party pricing agent approved by the Board. Using the Funds’ Pricing and Valuation Procedures, such securities may be considered Level 2 in the fair value hierarchy.

The assets of Aggressive Growth Allocation Strategy, Conservative Allocation Strategy, Growth Allocation Strategy and Moderate Allocation Strategy (the “Allocation Strategies”) consist of investments in underlying investment companies (most of which are affiliated), which are valued at their respective daily net asset values. Recognition of net investment income by the Allocation Strategies is affected by the timing of the declaration of dividends by the underlying securities in which the Allocation Strategies invest. In addition to the Allocation Strategies direct expenses, shareholders bear a proportionate share of the underlying funds’ expenses.

The Trust has a three-tier fair value hierarchy that is dependent upon the various “inputs” used to determine the value of the Funds’ investments. These inputs are summarized in the three broad levels listed below:

•	Level 1 — quoted prices in active markets for identical assets

•	Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including each Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For example, short-term debt securities that mature in 60 days or less are generally valued using amortized cost in accordance with rules under the 1940 Act. Generally, amortized cost approximates the current fair value of a security, but since the valuation is not obtained from a quoted price in an active market, such securities are reflected as Level 2. When determining the fair value of the Funds’ investments, additional consideration is given to those assets or liabilities that have experienced a decrease in the volume or level of activity or when market prices do not reflect orderly transactions.

The following is a summary of the inputs as of September 30, 2011 used to value each Fund’s securities based upon the three levels defined above:

		Level 2—
		Other	Level 3—
	Level 1—	Significant	Significant
	Quoted	Observable	Unobservable
	Prices($)	Inputs($)	Inputs($)	Total($)

Aggressive Growth Stock Fund
Common Stocks[1]	87,788,789	—	—	87,788,789
Short-Term Investment	—	177,200	—	177,200
Money Market Fund	822,109	—	—	822,109

Total Investments	88,610,898	177,200	—	88,788,098

Emerging Growth Stock Fund
Common Stocks[1]	16,592,739	—	—	16,592,739
Short-Term Investment	—	380,150	—	380,150

Total Investments	16,592,739	380,150	—	16,972,889

67

NOTES TO FINANCIAL STATEMENTS (continued)
RIDGEWORTH FUNDS  September 30, 2011
(Unaudited)

		Level 2—
		Other	Level 3—
	Level 1—	Significant	Significant
	Quoted	Observable	Unobservable
	Prices($)	Inputs($)	Inputs($)	Total($)

International Equity Fund
Foreign Common Stocks[1]	18,142,164	177,084,563	—	195,226,727
Foreign Preferred Stocks[1]	1,141,699	—	—	1,141,699
Short-Term Investment	—	664,950	—	664,950
Money Market Fund	3,946,897	—	—	3,946,897

Total Investments	23,230,760	177,749,513	—	200,980,273

International Equity Index Fund
Foreign Common Stocks[1]	6,733,374	332,225,108	0 [2]	338,958,482
Foreign Preferred Stocks[1]	—	3,282,822	—	3,282,822
Rights — Foreign[1]	45,421	—	0 [2]	45,421
Exchange Traded Funds	14,058,855	—	—	14,058,855
Units	—	75,155	—	75,155
Short-Term Investment	—	12,791,653	—	12,791,653

Total Investments	20,837,650	348,374,738	0 [2]	369,212,388

Large Cap Core Growth Stock Fund
Common Stocks[1]	86,188,325	—	—	86,188,325
Money Market Fund	1,208,745	—	—	1,208,745

Total Investments	87,397,070	—	—	87,397,070

Large Cap Growth Stock Fund
Common Stocks[1]	380,824,388	—	—	380,824,388
Money Market Fund	4,172,607	—	—	4,172,607

Total Investments	384,996,995	—	—	384,996,995

Large Cap Value Equity Fund
Common Stocks[1]	1,522,830,060	—	—	1,522,830,060
Short-Term Investment	—	11,883,075	—	11,883,075
Money Market Fund	66,301,545	—	—	66,301,545

Total Investments	1,589,131,605	11,883,075	—	1,601,014,680

Mid-Cap Value Equity Fund
Common Stocks[1]	1,683,785,913	—	—	1,683,785,913
Short-Term Investment	—	97,794,977	—	97,794,977
Money Market Fund	15,942,221	—	—	15,942,221

Total Investments	1,699,728,134	97,794,977	—	1,797,523,111

Select Large Cap Growth Stock Fund
Common Stocks[1]	51,195,014	—	—	51,195,014
Money Market Fund	1,263,298	—	—	1,263,298

Total Investments	52,458,312	—	—	52,458,312

68

NOTES TO FINANCIAL STATEMENTS (continued)
RIDGEWORTH FUNDS  September 30, 2011
(Unaudited)

		Level 2—
		Other	Level 3—
	Level 1—	Significant	Significant
	Quoted	Observable	Unobservable
	Prices($)	Inputs($)	Inputs($)	Total($)

Small Cap Growth Stock Fund
Common Stocks[1]	287,436,340	—	—	287,436,340
Short-Term Investment	—	32,894,682	—	32,894,682
Money Market Fund	3,705,400	—	—	3,705,400

Total Investments	291,141,740	32,894,682	—	324,036,422

Small Cap Value Equity Fund
Common Stocks[1]	955,888,207	—	—	955,888,207
Money Market Fund	62,710,214	—	—	62,710,214

Total Investments	1,018,598,421	—	—	1,018,598,421

Aggressive Growth Allocation Strategy
Equity Funds	17,340,437	—	—	17,340,437
Exchange Traded Funds	4,309,336	—	—	4,309,336
Money Market Fund	144,768	—	—	144,768

Total Investments	21,794,541	—	—	21,794,541

Conservative Allocation Strategy
Equity Funds	8,903,431	—	—	8,903,431
Fixed Income Funds	20,882,984	—	—	20,882,984
Exchange Traded Funds	1,813,657	—	—	1,813,657
Money Market Fund	595,424	—	—	595,424

Total Investments	32,195,496	—	—	32,195,496

Growth Allocation Strategy
Equity Funds	32,734,937	—	—	32,734,937
Fixed Income Funds	15,536,814	—	—	15,536,814
Exchange Traded Funds	9,048,766	—	—	9,048,766
Money Market Fund	614,612	—	—	614,612

Total Investments	57,935,129	—	—	57,935,129

Moderate Allocation Strategy
Equity Funds	57,714,814	—	—	57,714,814
Fixed Income Funds	65,356,402	—	—	65,356,402
Exchange Traded Funds	16,559,877	—	—	16,559,877
Money Market Fund	1,154,135	—	—	1,154,135

Total Investments	140,785,228	—	—	140,785,228

1	Please see the Schedule of Portfolio Investments for Sector or Country Classifications.

2	As of September 30, 2011, the securities designated as Level 3 were fair valued using significant unobservable inputs under procedures adopted by the Board. Such valuations were based on a review of inputs such as, but not limited to, similar securities, company specific financial information, and company specific news. For each of these securities there were no changes in the valuation techniques used since the March 31, 2011 annual report. The Level 3 securities comprised 0.0% of net assets of the Fund. As such, the Level 3 roll forward and change in unrealized appreciation (depreciation) of Level 3 securities held at period end have not been presented.

69

NOTES TO FINANCIAL STATEMENTS (continued)
RIDGEWORTH FUNDS  September 30, 2011
(Unaudited)

The Funds’ policy is to disclose significant transfers between Levels based on valuations at the end of the reporting period. Each portfolio may hold securities which are periodically fair valued in accordance with the Funds’ Pricing and Valuation Procedures. This may result in movements between Level 1 and Level 2 throughout the period. At September 30, 2011, securities valued at $147,666,288 and $328,357,801 were transferred from Level 1 to Level 2 pursuant to the Fund’s Pricing and Valuation Procedures for the International Equity Fund and the International Equity Index Fund, respectively. There were no significant transfers between Levels 1, 2 or 3 as of September 30, 2011, based on the valuation input levels assigned to securities on March 31, 2011 for the remaining Funds.

Security Transactions and Investment Income — Security transactions are recorded on trade date for financial reporting purposes. Interest income is recognized on an accrual basis and includes amortization or accretion of premium or discount. Costs used in determining net realized gains and losses on the sales of investment securities are those of the specific securities sold, adjusted for the accretion or amortization of purchase discount or premium during the respective holding period. Dividend income is recorded on the ex-dividend date.

Foreign Currency Translation — The books and records of the Funds are maintained in U.S. dollars. Foreign currency amounts are translated into U.S. dollars on the following basis: (i) market value of investment securities, other assets and liabilities at the current rate of exchange; and (ii) purchases and sales of investment securities, income and expenses at the relevant rates of exchange prevailing on the respective dates of such transactions. The Funds do not isolate the portion of operations resulting from changes in foreign exchange rates on investments from fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss from investments and foreign currency contracts.

Derivative and Hedging Instruments — Certain of the Funds may enter into derivative contracts for the purposes of pursuing their investment objectives, to use as a substitute for a purchase or sale of a position in the underlying assets and/or as part of a strategy designed to reduce exposure to other risks. While the Funds may receive rights and warrants in connection with their investments in securities, these rights and warrants are not considered derivative instruments. The Funds did not hold any derivative instruments during the period ended September 30, 2011, therefore no additional disclosures are required.

Securities Lending — Each Fund may lend portfolio securities to brokers, dealers and other financial organizations that meet capital and other credit requirements or other criteria established by the Board. These loans may not exceed either (i) 50% of the sum of the market value of all securities of a Fund and the market value of securities purchased with cash collateral or (ii) 33.33% of the total market value of all securities of a Fund. No Fund will lend portfolio securities to its investment adviser, subadviser, or its affiliates unless it has applied for and received specific authority to do so from the Securities and Exchange Commission (“SEC”). Loans of portfolio securities are required to be fully collateralized by cash, letters of credit or U.S. government securities. The initial value of the collateral must be at least 102% of the market value of the securities loaned, if the securities loaned are U.S. securities (105% for non-U.S. securities); and maintained in an amount equal to at least 102% (103% for non-U.S. securities) thereafter. However, due to market fluctuations during the day, the value of securities loaned on a particular day may exceed the value of collateral. On each business day, the amount of collateral is adjusted based on the prior day’s market fluctuations and the current day’s lending activity. Income from lending activity is determined by the amount of interest earned on collateral, less any amounts payable to the borrowers of the securities and the lending agent. Lending securities involves certain risks, including the risk that a Fund may be delayed or prevented from recovering the collateral if the borrower fails to return the securities. A fee will be obtained from the borrower if letters of credit or U.S. government securities are used as collateral.

The joint account aggregates the cash collateral received by the Funds, providing RidgeWorth Capital Management, Inc. (the “Investment Adviser”) a pool of assets to invest in short-term investments that have a remaining maturity of 397 days or less as calculated in accordance with Rule 2a-7 under the 1940 Act. The Funds are joint participants with other affiliated Funds of the Trust that are not presented in this report. At September 30, 2011, the cash collateral received by the Funds was pooled and invested in the following securities. Each of the Funds

70

NOTES TO FINANCIAL STATEMENTS (continued)
RIDGEWORTH FUNDS  September 30, 2011
(Unaudited)

participating in securities lending at September 30, 2011, owned a pro rata portion of the assets and liabilities listed below:

	Shares or
	Principal
	Amount($)	Value($)

JPMorgan U.S. Government Money Market Fund, Capital Shares, 0.01%	100,012,610	100,012,610
Merrill Lynch Tri-Party Repurchase Agreement, 0.01%, dated 09/30/11 to be repurchased on 10/03/11, repurchase price $30,000,025 (collateralized by Federal Home Loan Bank; 0.23% due 08/28/12; total market value $30,612,245)	30,000,000	30,000,000
State Street Institutional U.S. Government Money Market Fund, Institutional Class, 0.00%	188,505,226	188,505,226

Total Investments (Cost $318,517,836)		318,517,836
Amount due to Lending Agent		(124,146)

Net Investment Value		318,393,690

The following Funds paid securities lending fees to the lending agent during the six months ended September 30, 2011, which have been netted against Income from Securities Lending on the Statements of Operations. These fees are presented below:

Fund	Fee($)

Aggressive Growth Stock Fund	531
Emerging Growth Stock Fund	2,701
International Equity Fund	48,560
International Equity Index Fund	107,361
Large Cap Growth Stock Fund	1,876
Large Cap Value Equity Fund	325
Mid-Cap Value Equity Fund	163,698
Small Cap Growth Stock Fund	64,737

Real Estate Investment Trusts — Certain of the Funds may own shares of real estate investment trusts (“REITs”) which report information on the source of their distributions annually. The Funds re-characterize distributions received from REIT investments based on information provided by the REITs into the following categories: ordinary income, long-term capital gains, and return of capital. If information is not available on a timely basis from the REITs, the re-characterization will be estimated based on available information which may include the previous year’s allocation. If new or additional information becomes available from the REITs at a later date, a re-characterization will be made in the following year. The Funds record as dividend income the amount re-characterized as ordinary income and as realized gain the amount re-characterized as long-term capital gain in the Statements of Operations, and the amount re-characterized as a return of capital as a reduction to the cost of investments in the Statements of Assets and Liabilities and in the Schedules of Portfolio Investments. These re-characterizations are reflected in the accompanying financial statements.

Expenses — Expenses that are directly related to a specific Fund are charged to that Fund. Class specific expenses, such as distribution fees, if any, are borne by that class. Other operating expenses of the Trust are prorated to the Funds on the basis of relative net assets or another appropriate basis.

Classes — Income, non-class specific expenses and realized/unrealized gains and losses are allocated to the respective classes within a Fund on the basis of the relative daily net assets.

Dividends and Distributions to Shareholders — Dividends and distributions to shareholders are recorded on the ex-dividend date. Dividends from net investment income, if any, are declared and paid each calendar quarter by the Funds, except for the International Equity Fund and the International Equity Index Fund, which distribute income annually. Any net realized capital gains on sales of securities are distributed to shareholders at least annually. However, to the extent that net realized capital gains can be offset by capital loss carryovers, such gains will not be distributed. The amounts of dividends from net investment income and of distributions from net realized gains are determined in accordance with federal income tax regulations, which may differ from GAAP.

71

NOTES TO FINANCIAL STATEMENTS (continued)
RIDGEWORTH FUNDS  September 30, 2011
(Unaudited)

Income Taxes — It is the policy of each Fund to continue to qualify as a regulated investment company by complying with the provisions available to certain investment companies, as defined in applicable sections of the Internal Revenue Code and to make distributions from net investment income and from net realized gains sufficient to relieve it from all, or substantially all, federal income taxes. Withholding taxes on foreign dividends have been paid or provided for in accordance with each applicable country’s tax rules and rates.

Uncertain tax positions must be recognized, measured, presented and disclosed in the financial statements. An affirmative evaluation of tax positions taken or expected to be taken in the course of preparing the Funds’ tax returns has occurred to determine whether it is more likely than not (i.e., greater than 50%) that each tax position will be sustained upon examination by a taxing authority based on the technical merits of the position. A tax position that meets the more likely than not recognition threshold is measured to determine the amount of benefit to recognize in the financial statements. Differences between tax positions taken in a tax return and amounts recognized in the financial statements will generally result in an increase in a liability for taxes payable (or a reduction of a tax refund receivable), including the recognition of any related interest and penalties as an operating expense. The determination has been made that there are no uncertain tax positions that would require the Funds to record a tax liability and therefore there is no impact to the Funds’ financial statements.

The Trust has analyzed all open tax years, as defined by the statute of limitations, for all major jurisdictions. Open tax years are those that are open for examination by taxing authorities. Major jurisdictions for the Funds include United States and certain states, as applicable, as well as certain foreign countries. As of September 30, 2011, open tax years include the tax years of March 31, 2008 through 2011. The Funds have no examinations in progress and none are expected at this time. Furthermore, management of the Funds is also not aware of any tax positions for which it is reasonably possible that the total amounts of the unrecognized tax benefits will significantly change in the next twelve months.

3.	Investment Adviser and Other Service Providers

Investment Adviser — The Trust and the Investment Adviser, a partially-owned subsidiary of SunTrust Banks, Inc. (“SunTrust”), have entered into an investment advisory agreement (“Advisory Agreement”). The subadvisers for the Funds (each a “Subadviser”) are as follows: Ceredex Value Advisors LLC serves as the Subadviser for the Large Cap Value Equity Fund, Mid-Cap Value Equity Fund and Small Cap Value Equity Fund. Certium Asset Management LLC serves as the Subadviser for the International Equity Fund and International Equity Index Fund. Silvant Capital Management LLC serves as the Subadviser for the Large Cap Core Growth Stock Fund (prior to May 13, 2011), IronOak Advisors LLC served as the Fund’s subadviser, Large Cap Growth Stock Fund, Select Large Cap Growth Stock Fund and Small Cap Growth Stock Fund. Zevenbergen Capital Investments LLC serves as the Subadviser for the Aggressive Growth Stock Fund and Emerging Growth Stock Fund. Zevenbergen Capital Investments LLC is a minority-owned subsidiary of the Investment Adviser. Each of the other Subadvisers is a wholly-owned subsidiary of the Investment Adviser.

Under the terms of the Advisory Agreement, the Funds are charged annual advisory fees, which are computed daily and paid monthly based upon average daily net assets. Breakpoints are used in computing the overall annual advisory fee. The maximum annual advisory fee is charged on average daily net assets of each Fund up to

72

NOTES TO FINANCIAL STATEMENTS (continued)
RIDGEWORTH FUNDS  September 30, 2011
(Unaudited)

$500 million. A discount of 5% applies on the next $500 million, and a discount of 10% applies on amounts over $1 billion. Fee rates for the six months ended September 30, 2011 were as follows:

			Advisory Fees	Net Annual
	Maximum Annual	Discounted Annual	Waived/Expenses	Fees
Fund	Advisory Fee(%)*	Advisory Fee(%)*	Reimbursed(%)*	Paid(%)*

Aggressive Growth Stock Fund	1.10	1.10	—	1.10
Emerging Growth Stock Fund	1.10	1.10	(0.09)	1.01
International Equity Fund	1.15	1.15	—	1.15
International Equity Index Fund	0.50	0.50	—	0.50
Large Cap Core Growth Stock Fund	0.85	0.85	—	0.85
Large Cap Growth Stock Fund	0.97	0.97	—	0.97
Large Cap Value Equity Fund	0.80	0.76	—	0.76
Mid-Cap Value Equity Fund	1.00	0.94	—	0.94
Select Large Cap Growth Stock Fund	0.85	0.85	—	0.85
Small Cap Growth Stock Fund	1.15	1.15	—	1.15
Small Cap Value Equity Fund	1.15	1.11	—	1.11
Aggressive Growth Allocation Strategy	0.10	0.10	(0.26)	—
Conservative Allocation Strategy	0.10	0.10	(0.23)	—
Growth Allocation Strategy	0.10	0.10	(0.08)	0.02
Moderate Allocation Strategy	0.10	0.10	(0.03)	0.07

*	Aggregate annual fees paid to the Investment Adviser, who pays the applicable Subadviser a portion of the fees for its services to the Funds.

Amounts designated as “—” are 0% .

The Investment Adviser and the applicable Subadviser have contractually agreed, until at least August 1, 2012, to waive fees and/or reimburse expenses for each of the following Funds to the extent necessary to maintain each Fund’s Total Annual Fund Operating Expenses (excluding, as applicable, taxes, brokerage commissions, substitute dividend expenses on securities sold short, extraordinary expenses and indirect expenses attributable to the Fund’s investment in other funds), expressed as a percentage of average daily net assets, as noted below:

		Total Annual
		Fund Operating
Fund		Expenses(%)

Emerging Growth Stock Fund	I Shares	1.24
Emerging Growth Stock Fund	A Shares	1.54
Aggressive Growth Allocation Strategy	I Shares	0.20
Aggressive Growth Allocation Strategy	A Shares	0.50
Aggressive Growth Allocation Strategy	C Shares	1.20
Conservative Allocation Strategy	I Shares	0.20
Conservative Allocation Strategy	A Shares	0.50
Conservative Allocation Strategy	C Shares	1.20
Growth Allocation Strategy	I Shares	0.20
Growth Allocation Strategy	A Shares	0.50
Growth Allocation Strategy	C Shares	1.20
Moderate Allocation Strategy	I Shares	0.20
Moderate Allocation Strategy	A Shares	0.50
Moderate Allocation Strategy	C Shares	1.20

Under the Expense Limitation Agreement, the Investment Adviser may retain the difference between the Total Annual Fund Operating Expenses identified above and the actual total expenses to recapture any of its prior contractual waivers or reimbursements at a date not to exceed three years from the date of the corresponding Expense Limitation Agreement. Such repayments shall be made monthly, but only to the extent that such

73

NOTES TO FINANCIAL STATEMENTS (continued)
RIDGEWORTH FUNDS  September 30, 2011
(Unaudited)

repayments would not cause the annualized total expense ratio to exceed the Total Annual Fund Operating Expenses in place at that time. During the six months ended September 30, 2011, the Investment Adviser did not recapture any of its prior contractual waivers or reimbursements. The Investment Adviser does not intend to recapture such amounts. As of September 30, 2011, the cumulative potential recoupments based on contractual reimbursements within three years from the date of the corresponding Expense Limitation Agreement after being reduced by amounts forfeited during the current fiscal year are as follows:

	Expires
Fund	2012($)	2013($)	2014($)	2015($)

Emerging Growth Stock Fund	—	—	19,328	13,103
Aggressive Growth Allocation Strategy	1,390	28,500	88,530	33,745
Conservative Allocation Strategy	12,480	39,210	93,778	36,224
Growth Allocation Strategy	4,520	21,194	73,522	26,462
Moderate Allocation Strategy	—	2,865	43,102	19,057

Fund Accounting, Custody, Administration, and Transfer Agency — State Street Bank and Trust Company (“State Street Bank”) serves as the fund accounting agent and custodian for the Trust pursuant to a Custodian Agreement. The custodian is responsible for the safekeeping of the assets of the Funds and the fund accounting agent is responsible for calculating the Funds’ net asset values. State Street Bank is paid on the basis of net assets and transaction costs of the Funds. State Street Bank also serves as the Administrator for the Trust pursuant to an Administration Agreement. State Street Bank is paid on the basis of net assets of the RidgeWorth investment company complex which are allocated among the series of the Trust, on the basis of relative net assets.

Brown Brothers Harriman & Co. (“Brown Brothers”) serves as custodian for certain securities of the International Equity Fund and International Equity Index Fund. Brown Brothers is responsible for the safekeeping of the assets of such Funds.

Boston Financial Data Services, Inc. serves as the transfer agent to the Trust pursuant to a Transfer Agency Agreement.

Custodian Credits — The Funds have an agreement with their custodian under which custody fees may be reduced by balance credits. These credits, if any, are shown as a reduction of total expenses on the Statements of Operations.

Distribution — The Trust and RidgeWorth Distributors LLC (the “Distributor”) are parties to a Distribution Agreement. The Distributor receives $3,500 per Fund per annum, subject to a minimum annual fee of $172,000 for its services.

In addition, with respect to the A Shares and C Shares, the Distributor receives amounts, pursuant to a Distribution and Services Plan, based upon average daily net assets of each respective class, which are computed daily and

74

NOTES TO FINANCIAL STATEMENTS (continued)
RIDGEWORTH FUNDS  September 30, 2011
(Unaudited)

paid monthly. These fees, expressed as a percentage of average daily net assets, for the six months ended September 30, 2011, were as follows:

	Board Approved	Board Approved
	and Charged	and Charged
	A Share	C Share
	Distribution	Distribution
	and Service	and Service
Fund	Fee(%)	Fee(%)

Aggressive Growth Stock Fund	0.30	N/A
Emerging Growth Stock Fund	0.30	N/A
International Equity Fund	0.30	N/A
International Equity Index Fund	0.30	N/A
Large Cap Core Growth Stock Fund	0.25	1.00
Large Cap Growth Stock Fund	0.30	1.00
Large Cap Value Equity Fund	0.30	1.00
Mid-Cap Value Equity Fund	0.30	1.00
Select Large Cap Growth Stock Fund	0.30	1.00
Small Cap Growth Stock Fund	0.30	1.00
Small Cap Value Equity Fund	0.30	1.00
Aggressive Growth Allocation Strategy	0.30	1.00
Conservative Allocation Strategy	0.30	1.00
Growth Allocation Strategy	0.30	1.00
Moderate Allocation Strategy	0.30	1.00

Shareholder Servicing Plan — The International Equity Index Fund has adopted a Shareholder Servicing Plan for the I Shares and A Shares. The Fund may pay to financial institutions that provide certain services to the Fund, a shareholder and/or administration services fee under the plan at an annual rate of up to 0.15% of the average daily net assets of the Fund’s I Shares or A Shares, as applicable. The services under this Shareholder Servicing Plan may include, among others, providing general shareholder liaison services (including responding to shareholder inquiries), providing information on shareholder investments, and establishing and maintaining shareholder accounts and records.

Other — Each of the trustees receives an annual retainer and an additional fee for each meeting attended, plus reimbursement for certain expenses incurred. Trustees receive an additional fee for attendance at committee meetings. As of September 30, 2011, retainer and meeting fees were as follows:

	Chairman($)	Trustee($)

Annual Retainer	105,000	84,000
Regular Meeting Fee	7,875	6,300
Special Meeting Fee	4,594	3,675
Committee Meeting Fee	4,725	3,150

At a meeting held on November 15, 2011, the Board approved a 5% increase for the annual retainer and a 3% increase for each meeting fee effective January 1, 2012.

The Investment Adviser provides services to the Trust to ensure compliance with applicable laws and regulations. The Investment Adviser has designated a dedicated compliance staff and an employee to serve as Chief Compliance Officer. For the six months ended September 30, 2011, the Investment Adviser was paid $386,992 for these services. Foreside Compliance Services, LLC (“FCS”), an affiliate of the Distributor, provides CCO Support Services pursuant to a CCO Support Services Agreement and an Anti-Money Laundering Officer/Identity Theft Prevention Officer (“AML Officer”) to the Trust under an AML Services Agreement. Foreside Management Services, LLC (“FMS”), an affiliate of the Distributor, provides a Principal Financial Officer (“PFO”) and Treasurer to the Trust under a PFO/Treasurer Services Agreement. Fees paid to FCS and FMS pursuant to these agreements are reflected on the Statements of Operations as a component of the caption “Other Fees”. Additionally, the Investment Adviser

75

NOTES TO FINANCIAL STATEMENTS (continued)
RIDGEWORTH FUNDS  September 30, 2011
(Unaudited)

provides certain services, including the review and approval of shareholder reports filed with the SEC, the oversight and management of the Trust’s primary service providers, periodic due diligence reviews of the Trust’s primary service providers, coordination and negotiation of contracts and pricing relating to the Trust’s primary service providers, coordination, performance of due diligence, and providing of information to the Independent Trustees relating to their review and selection of prospective primary service providers to the Trust, including contract negotiations, and the coordination of quarterly and special board meetings. As compensation for providing such services, the Funds pay an annual fee to the Investment Adviser representing a previously agreed upon portion of the salaries, bonuses and benefits related to the primary employees responsible for delivering such services. For the six months ended September 30, 2011, the Investment Adviser received a fee totaling approximately $297,338 for these services.

Neither FCS nor FMS, nor any of their officers or employees who serve as an officer of the Trust, has any role in determining the Funds’ investment policies or which securities are to be purchased or sold by the Trust or its Funds. Certain officers or employees of FCS and FMS are also officers of the Trust.

The Trust has an agreement with SunTrust Robinson Humphrey, Inc., an affiliate of the Investment Adviser, which is a registered broker-dealer and a direct non-bank subsidiary of SunTrust, to act as an agent in placing repurchase agreements for the Trust. For the period ended September 30, 2011, SunTrust Robinson Humphrey, Inc. did not receive any payments from the Funds.

Certain officers of the Trust are also officers or employees of the Investment Adviser or the above named service providers and receive no fees from the Trust for serving as officers of the Trust.

4.	Investment Transactions

The cost of security purchases and the proceeds from sales and maturities of securities, excluding securities maturing less than one year from acquisition and U.S. government securities, for the six months ended September 30, 2011, were as follows:

		Sales and
Fund	Purchases($)	Maturities($)

Aggressive Growth Stock Fund	20,458,575	39,298,955
Emerging Growth Stock Fund	20,301,616	19,057,274
International Equity Fund	99,857,419	105,722,027
International Equity Index Fund	111,088,628	131,866,158
Large Cap Core Growth Stock Fund	88,096,027	373,682,209
Large Cap Growth Stock Fund	41,244,207	65,275,998
Large Cap Value Equity Fund	1,391,614,452	972,209,384
Mid-Cap Value Equity Fund	2,165,181,877	1,826,063,765
Select Large Cap Growth Stock Fund	30,953,507	64,882,745
Small Cap Growth Stock Fund	139,341,134	188,903,877
Small Cap Value Equity Fund	276,938,566	155,614,781
Aggressive Growth Allocation Strategy	8,294,243	8,883,047
Conservative Allocation Strategy	13,172,465	7,562,419
Growth Allocation Strategy	19,204,461	20,348,929
Moderate Allocation Strategy	42,100,066	37,293,874

5.	Federal Income Tax Information

The following information is presented on an income tax basis and takes into consideration differences between amounts for financial statement and income tax purposes. These “book/tax” differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature (i.e., foreign currency transactions and return of capital on securities), such amounts are reclassified within the composition of net assets based on their U.S. federal tax-basis treatment; temporary differences do not require reclassification.

76

NOTES TO FINANCIAL STATEMENTS (continued)
RIDGEWORTH FUNDS  September 30, 2011
(Unaudited)

The cost of investments for federal income tax purposes is substantially the same as for financial statement purposes and aggregate gross unrealized appreciation and depreciation for securities held by the Funds at September 30, 2011 were as follows:

		Aggregate Gross	Aggregate	Net Unrealized
		Unrealized	Gross Unrealized	Appreciation
Fund	Cost($)	Appreciation($)	(Depreciation)($)	(Depreciation)($)

Aggressive Growth Stock Fund	69,038,135	29,330,490	(9,580,527)	19,749,963
Emerging Growth Stock	16,881,788	2,756,864	(2,665,763)	91,101
International Equity Fund	214,451,343	12,220,292	(25,691,362)	(13,471,070)
International Equity Index Fund	296,482,464	98,492,469	(25,762,545)	72,729,924
Large Cap Core Growth Stock Fund	89,906,165	9,983,580	(12,492,675)	(2,509,095)
Large Cap Growth Stock Fund	281,542,599	119,384,556	(15,930,160)	103,454,396
Large Cap Value Equity Fund	1,719,201,207	39,246,185	(157,432,712)	(118,186,527)
Mid-Cap Value Equity Fund	2,140,437,875	12,019,045	(354,933,809)	(342,914,764)
Select Large Cap Growth Stock	46,910,118	10,282,316	(4,734,122)	5,548,194
Small Cap Growth Stock Fund	316,486,085	45,623,855	(38,073,518)	7,550,337
Small Cap Value Equity Fund	1,083,999,411	82,660,854	(148,061,844)	(65,400,990)
Aggressive Growth Allocation Strategy	22,460,890	624,096	(1,290,445)	(666,349)
Conservative Allocation Strategy	32,049,873	685,324	(539,701)	145,623
Growth Allocation Strategy	57,343,163	2,829,908	(2,237,942)	591,966
Moderate Allocation Strategy	138,235,089	6,073,731	(3,523,592)	2,550,139

The tax character of distributions paid to shareholders during the year ended March 31, 2011 was as follows:

	Distributions paid from
	Net	Net Long		Total
	Investment	Term Capital	Return of	Distributions
Fund	Income**($)	Gains***($)	Capital($)	Paid*($)

International Equity Fund	6,700,375	—	—	6,700,375
International Equity Index Fund	16,560,813	—	—	16,560,813
Large Cap Core Growth Stock Fund	4,954,668	—	—	4,954,668
Large Cap Growth Stock Fund	153,955	—	—	153,955
Large Cap Value Equity Fund	18,247,080	—	—	18,247,080
Mid-Cap Value Equity Fund	90,479,641	11,079,181	—	101,558,822
Small Cap Value Equity Fund	6,547,218	105,291	—	6,652,509
Aggressive Growth Allocation Strategy	314,752	—	—	314,752
Conservative Allocation Strategy	745,323	39,857	—	785,180
Growth Allocation Strategy	1,534,951	—	—	1,534,951
Moderate Allocation Strategy	4,943,133	—	—	4,943,133

*	Total distributions paid are recognized on a when declared basis for the year ended March 31, 2011.

**	Net investment income includes taxable market discount income and net short-term capital gains, if any.

***	The Funds designate as a long-term capital gain dividend, pursuant to the Internal Revenue Code Section 852(b)(3), the amount necessary to reduce earnings and profits of the Funds related to net capital gain to zero for the tax year ended March 31,2011.

Amounts designated as “—” are $0.

77

NOTES TO FINANCIAL STATEMENTS (continued)
RIDGEWORTH FUNDS  September 30, 2011
(Unaudited)

As of March 31, 2011, the components of accumulated earnings (deficit) on a tax basis were as follows:

						Total
	Undistributed	Undistributed		Accumulated	Unrealized	Accumulated
	Ordinary	Long Term	Accumulated	Capital and	Appreciation	Earnings
Fund	Income($)	Capital Gains($)	Earnings($)	Other Losses*($)	(Depreciation)**($)	(Deficit)($)

Aggressive Growth Stock Fund	—	—	—	(34,192,452)	56,273,395	22,080,943
Emerging Growth Stock Fund	—	—	—	(20,295,452)	7,427,119	(12,868,333)
International Equity Fund	787,898	—	787,898	(295,788,564)	39,697,735	(255,302,931)
International Equity Index Fund	4,493,117	—	4,493,117	(26,023,723)	177,717,709	156,187,103
Large Cap Core Growth Stock Fund	—	—	—	(179,010,277)	50,432,430	(128,577,847)
Large Cap Growth Stock Fund	—	—	—	(16,801,578)	172,599,725	155,798,147
Large Cap Value Equity Fund	287,184	—	287,184	(72,834,987)	190,731,556	118,183,753
Mid-Cap Value Equity Fund	147,052,819	25,657,958	172,710,777	—	156,314,309	329,025,086
Select Large Cap Growth Stock Fund	—	—	—	(10,129,974)	29,181,127	19,051,153
Small Cap Growth Stock Fund	—	—	—	(42,720,623)	121,536,798	78,816,175
Small Cap Value Equity Fund	—	18,527,748	18,527,748	(331)	194,176,151	212,703,568
Aggressive Growth Allocation Strategy	18,423	—	18,423	(1,017,654)	4,521,888	3,522,657
Conservative Allocation Strategy	—	167,493	167,493	—	1,551,524	1,719,017
Growth Allocation Strategy	—	—	—	(2,884,094)	10,612,919	7,728,825
Moderate Allocation Strategy	—	—	—	(2,712,702)	17,919,435	15,206,733

*	As of March 31, 2011, the Fund had capital loss carryforwards and Post October Losses subject to certain limitations on availability to offset future capital gains, if any, as the result of a change of control, as defined in the Internal Revenue Code.

**	The differences between book-basis and tax-basis unrealized appreciation (depreciation) are attributable primarily to: tax deferral of losses on wash sales, the difference between book and tax amortization methods for premium and market discount, the realization for tax purposes of unrealized gains/losses on investments in passive foreign investment companies, and the return of capital adjustments from real estate investment trusts.

Amounts designated as “—” are $0.

As of March 31, 2011, unexpired capital loss carryforwards were as follows:

	Expires
Fund	2017($)	2018($)

Aggressive Growth Stock Fund	291,957	33,900,495
Emerging Growth Stock Fund	—	20,295,452
International Equity Fund	64,442,199	231,346,365
International Equity Index Fund	—	26,023,723
Large Cap Core Growth Stock Fund	43,673,659	135,336,618
Large Cap Growth Stock Fund	8,817,930	7,983,648
Large Cap Value Equity Fund	—	72,834,987
Select Large Cap Growth Stock Fund	—	10,129,974
Small Cap Growth Stock Fund	—	42,720,623
Aggressive Growth Allocation Strategy	—	1,017,654
Growth Allocation Strategy	—	2,884,094
Moderate Allocation Strategy	—	2,712,702

Amounts designated as “—” are $0.

Capital loss carryforwards may be applied to offset future realized capital gains and may thus reduce future capital gain distributions.

78

NOTES TO FINANCIAL STATEMENTS (continued)
RIDGEWORTH FUNDS  September 30, 2011
(Unaudited)

During the year ended March 31, 2011, the following Funds utilized capital loss carryforwards as follows:

Fund	Amount($)

Aggressive Growth Stock Fund	15,399,953
Emerging Growth Stock Fund	6,791,703
International Equity Fund	25,202,347
International Equity Index Fund	69,395,635
Large Cap Core Growth Stock Fund	83,290,762
Large Cap Growth Stock Fund	35,435,269
Large Cap Value Equity Fund	214,167,687
Select Large Cap Growth Stock Fund	14,896,018
Small Cap Growth Stock Fund	70,669,173
Small Cap Value Equity Fund	58,651,497
Aggressive Growth Allocation Strategy	24,027
Growth Allocation Strategy	698,907
Moderate Allocation Strategy	1,780,792

On December 22, 2010, the Regulated Investment Company Modernization Act of 2010 (the “Act”) was enacted. Under the Act, net capital losses may be carried forward indefinitely, and their character is retained as short-term and/or long-term losses. Previously, net capital losses were carried forward for eight years and treated as short-term losses. As a transition rule, the Act requires that post-enactment net capital losses be used before pre-enactment net capital losses. As a result of this ordering rule, pre-enactment capital loss carryforwards may expire unused, whereas under the previous rules these losses may have been utilized. This change is effective for fiscal years beginning after the date of enactment.

6.	Risks

Certain of the Funds may invest in securities of foreign issuers in various countries. Investments in securities of foreign issuers carry certain risks not ordinarily associated with investments in securities of U.S. issuers. These risks include future political and economic developments, and the possible imposition of exchange controls or other foreign governmental laws and restrictions. In addition, with respect to certain countries, there is a possibility of expropriation of assets, confiscatory taxation, political or social instability or diplomatic developments, which could adversely affect investments in those countries. Emerging market countries are countries that the World Bank or the United Nations considers to be emerging or developing. Emerging markets may be more likely to experience political turmoil or rapid changes in market or economic conditions than more developed countries. In addition, the financial stability of issuers, including governments, in emerging market countries may be more precarious than in other countries. As a result, there will tend to be an increased risk of price volatility associated with a Fund’s investments in emerging market countries, which may be magnified by currency fluctuations relative to the U.S. dollar.

Please refer to each Fund’s prospectus for a complete description of risks associated with the Fund.

7.	Investments in Affiliated Issuers

Affiliated holdings are mutual funds which are managed by the Investment Adviser or an affiliate of the Investment Adviser or which are distributed by an affiliate of the Funds’ distributor. With respect to each Fund, the Investment

79

NOTES TO FINANCIAL STATEMENTS (continued)
RIDGEWORTH FUNDS  September 30, 2011
(Unaudited)

Adviser was paid an investment advisory fee by the affiliated investments listed beneath its name below. Investments in affiliated issuers during the period September 30, 2011, were as follows:

	Share			Share
	Balance at			Balance at	Value at
	March 31,			September 30,	September 30,	Dividend	Net Realized
Name of Affiliated Issuer	2011	Purchases	Sales	2011	2011	Income	Gain (Loss)

Aggressive Growth Allocation Strategy
RidgeWorth Aggressive Growth Stock Fund	70,255	1,901	2,084	70,072	$882,206	$—	$8,231
RidgeWorth International Equity 130/30 Fund**	189,610	—	189,610	—	—	—	158,093
RidgeWorth International Equity Fund	36,479	64,911	—	101,390	931,769	—	—
RidgeWorth International Equity Index Fund	34,688	53,240	—	87,928	941,708	—	—
RidgeWorth Large Cap Core Growth Stock Fund***	144,517	208,316	143,587	209,246	2,385,402	485	227,787
RidgeWorth Large Cap Growth Stock Fund	198,203	31,965	—	230,168	2,278,663	—	—
RidgeWorth Large Cap Quantitative Equity Fund***	165,893	698	166,591	—	—	8,562	—
RidgeWorth Large Cap Value Equity Fund	340,393	13,273	15,208	338,458	3,736,580	30,437	8,427
RidgeWorth Mid-Cap Core Equity Fund*	94,710	—	94,710	—	—	—	—
RidgeWorth Mid-Cap Value Equity Fund*	97,693	111,733	10,283	199,143	1,877,915	15,124	8,808
RidgeWorth Real Estate 130/30 Fund**	124,829	—	124,829	—	—	—	217,255
RidgeWorth Select Large Cap Growth Stock Fund	69,934	13,367	—	83,301	2,213,307	—	—
RidgeWorth Small Cap Growth Stock Fund	78,139	2,312	2,793	77,658	1,033,623	—	2,653
RidgeWorth Small Cap Value Equity Fund	88,216	3,121	1,264	90,073	1,059,264	5,925	553
RidgeWorth U.S. Equity 130/30 Fund**	143,688	—	143,688	—	—	—	320,608

Total					$17,340,437	$60,533	$952,415

Conservative Allocation Strategy
RidgeWorth Aggressive Growth Stock Fund	19,748	7,542	—	27,290	$343,579	$—	$—
RidgeWorth Corporate Bond Fund	138,572	87,787	1,894	224,465	2,235,675	38,447	(1,152)
RidgeWorth High Income Fund	184,635	15,854	2,189	198,300	1,279,033	50,672	(1,497)
RidgeWorth Intermediate Bond Fund	764,136	123,625	42,321	845,440	9,113,839	95,139	(7,436)
RidgeWorth International Equity 130/30 Fund**	53,247	—	53,247	—	—	—	—
RidgeWorth International Equity Fund	10,351	29,963	—	40,314	370,482	—	34,806
RidgeWorth International Equity Index Fund	9,842	24,388	—	34,230	366,601	—	—
RidgeWorth Large Cap Core Growth Stock Fund***	52,812	168,199	52,383	168,628	1,922,355	369	149,662
RidgeWorth Large Cap Growth Stock Fund	86,200	62,388	10,093	138,495	1,371,098	—	(3,863)
RidgeWorth Large Cap Quantitative Equity Fund***	46,562	1,295	47,857	—	—	2,460	—
RidgeWorth Large Cap Value Equity Fund	135,178	68,433	21,568	182,043	2,009,751	14,159	(10,212)
RidgeWorth Mid-Cap Core Equity Fund*	26,638	—	26,638	—	—	—	—
RidgeWorth Mid-Cap Value Equity Fund*	27,271	62,270	—	89,541	844,376	5,712	—
RidgeWorth Real Estate 130/30 Fund**	34,552	—	34,552	—	—	—	41,439
RidgeWorth Seix Floating Rate High Income Fund	83,840	2,608	15,191	71,257	604,969	19,244	(8,708)
RidgeWorth Seix High Yield Fund	132,877	11,408	1,576	142,709	1,302,934	50,102	(1,798)
RidgeWorth Select Large Cap Growth Stock Fund	30,481	3,275	1,611	32,145	854,092	—	(2,255)
RidgeWorth Small Cap Growth Stock Fund	22,050	8,436	—	30,486	405,768	—	—
RidgeWorth Small Cap Value Equity Fund	24,912	10,405	—	35,317	415,329	1,933	—
RidgeWorth Total Return Bond Fund	328,671	186,598	5,713	509,556	5,594,929	65,193	(628)
RidgeWorth U.S. Equity 130/30 Fund**	40,193	—	40,193	—	—	—	71,559
RidgeWorth U.S. Government Securities Ultra-Short Bond Fund	130,053	121,782	177,345	74,490	751,605	9,350	2,373

Total					$29,786,415	$352,780	$262,290

80

NOTES TO FINANCIAL STATEMENTS (continued)
RIDGEWORTH FUNDS  September 30, 2011
(Unaudited)

	Share			Share
	Balance at			Balance at	Value at
	March 31,			September 30,	September 30,	Dividend	Net Realized
Name of Affiliated Issuer	2011	Purchases	Sales	2011	2011	Income	Gain (Loss)

Growth Allocation Strategy
RidgeWorth Aggressive Growth Stock Fund	130,370	1,868	1,183	131,055	$1,649,977	$—	$4,712
RidgeWorth Corporate Bond Fund	126,503	2,325	8,253	120,575	1,200,928	26,880	(2,056)
RidgeWorth High Income Fund	170,283	5,328	9,538	166,073	1,071,169	45,846	(5,023)
RidgeWorth Intermediate Bond Fund	515,477	210,783	98,656	627,604	6,765,572	65,531	(12,371)
RidgeWorth International Equity 130/30 Fund**	351,522	—	351,522	—	—	—	292,763
RidgeWorth International Equity Fund	67,899	131,554	9,640	189,813	1,744,383	—	(9,448)
RidgeWorth International Equity Index Fund	64,437	112,978	12,940	164,475	1,761,527	—	(17,081)
RidgeWorth Large Cap Core Growth Stock Fund***	335,081	337,044	332,669	339,456	3,869,803	822	846,897
RidgeWorth Large Cap Growth Stock Fund	367,834	124,742	—	492,576	4,876,506	—	—
RidgeWorth Large Cap Quantitative Equity Fund***	307,946	1,296	309,242	—	—	15,893	—
RidgeWorth Large Cap Value Equity Fund	631,768	67,277	15,445	683,600	7,546,942	58,933	5,240
RidgeWorth Mid-Cap Core Equity Fund*	175,772	—	175,772	—	—	—	—
RidgeWorth Mid-Cap Value Equity Fund*	181,026	177,534	11,736	346,824	3,270,554	27,262	4,605
RidgeWorth Real Estate 130/30 Fund**	230,974	—	230,974	—	—	—	424,718
RidgeWorth Seix Floating Rate High Income Fund	89,388	1,956	41,012	50,332	427,319	19,550	(25,215)
RidgeWorth Seix High Yield Fund	122,414	3,842	6,868	119,388	1,090,010	45,331	(4,609)
RidgeWorth Select Large Cap Growth Stock Fund	129,791	24,751	—	154,542	4,106,190	—	—
RidgeWorth Small Cap Growth Stock Fund	145,281	2,262	2,488	145,055	1,930,680	—	2,364
RidgeWorth Small Cap Value Equity Fund	164,046	4,183	—	168,229	1,978,375	11,036	—
RidgeWorth Total Return Bond Fund	531,374	7,359	99,332	439,401	4,824,628	91,273	82,849
RidgeWorth U.S. Equity 130/30 Fund**	266,686	—	266,686	—	—	—	604,060
RidgeWorth U.S. Government Securities Ultra-Short Bond Fund	77,952	32,033	94,406	15,579	157,188	4,191	2,809

Total					$48,271,751	$412,638	$2,195,214

Moderate Allocation Strategy
RidgeWorth Aggressive Growth Stock Fund	209,099	5,901	3,830	211,170	$2,658,633	$—	$23,335
RidgeWorth Corporate Bond Fund	511,173	9,408	17,832	502,749	5,007,377	109,255	(4,464)
RidgeWorth High Income Fund	689,293	21,590	20,607	690,276	4,452,282	186,581	(12,883)
RidgeWorth Intermediate Bond Fund	2,118,119	526,919	268,606	2,376,432	25,617,935	258,706	(32,469)
RidgeWorth International Equity 130/30 Fund**	563,608	—	563,608	—	—	—	487,518
RidgeWorth International Equity Fund	109,057	249,919	53,013	305,963	2,811,796	—	(51,953)
RidgeWorth International Equity Index Fund	103,515	214,615	53,093	265,037	2,838,544	—	(70,082)
RidgeWorth Large Cap Core Growth Stock Fund***	540,702	817,431	537,562	820,571	9,354,506	1,880	1,457,454
RidgeWorth Large Cap Growth Stock Fund	589,850	282,577	—	872,427	8,637,030	—	—
RidgeWorth Large Cap Quantitative Equity Fund***	493,478	2,077	495,555	—	—	25,468	—
RidgeWorth Large Cap Value Equity Fund	1,012,938	218,015	33,700	1,197,253	13,217,676	98,949	3,209
RidgeWorth Mid-Cap Core Equity Fund*	281,997	—	281,997	—	—	—	—
RidgeWorth Mid-Cap Value Equity Fund*	290,318	292,970	23,985	559,303	5,274,223	43,833	17,479
RidgeWorth Real Estate 130/30 Fund**	369,921	—	369,921	—	—	—	673,678
RidgeWorth Seix Floating Rate High Income Fund	360,957	7,870	134,152	234,675	1,992,391	78,423	(77,017)
RidgeWorth Seix High Yield Fund	495,652	15,571	14,839	496,384	4,531,989	184,478	(11,009)
RidgeWorth Select Large Cap Growth Stock Fund	208,127	40,871	—	248,998	6,615,869	—	—
RidgeWorth Small Cap Growth Stock Fund	233,166	7,147	6,286	234,027	3,114,893	—	5,972
RidgeWorth Small Cap Value Equity Fund	263,223	9,566	1,391	271,398	3,191,644	17,746	365
RidgeWorth Total Return Bond Fund	2,047,750	28,625	173,608	1,902,767	20,892,386	360,038	133,815
RidgeWorth U.S. Equity 130/30 Fund**	427,128	—	427,128	—	—	—	977,054
RidgeWorth U.S. Government Securities Ultra-Short Bond Fund	339,704	165,584	221,637	283,651	2,862,042	22,138	4,731

Total					$123,071,216	$1,387,495	$3,524,733

*	On April 29, 2011, RidgeWorth Mid-Cap Core Equity Fund reorganized into the RidgeWorth Mid-Cap Value Equity Fund.

**	On May 27, 2011, the Fund liquidated.

***	On July 15, 2011, RidgeWorth Large Cap Quantitative Equity Fund reorganized into the RidgeWorth Large Cap Core Growth Stock Fund.

81

NOTES TO FINANCIAL STATEMENTS (continued)
RIDGEWORTH FUNDS  September 30, 2011
(Unaudited)

8.	Reorganizations

On March 1, 2011, the Board approved the reorganization of the RidgeWorth Mid-Cap Core Equity Fund (the “Target Fund”) into the RidgeWorth Mid-Cap Value Equity Fund (the “Acquiring Fund”), a separate series of the Trust. On April 29, 2011, the Acquiring Fund acquired all of the net assets of the Target Fund in a tax-free exchange of shares, as shown in the table below. The purpose of the transaction was to combine two portfolios with comparable investment objectives and strategies.

			Appreciation
	Shares	Shares	(Depreciation)	Net Assets
	Prior to	Issued by the	Prior to	Prior to
Target Fund	Reorganization	Acquiring Fund	Reorganization($)	Reorganization($)
I Shares	1,460,207	1,410,657	9,338,051	18,547,460
A Shares	466,642	428,187	926,302	5,590,801
C Shares	365,215	299,574	(431,629)	3,865,760

The combined net assets of the Acquiring Fund immediately after the reorganization were $2,169,871,392.

Assuming the acquisition had been completed on April 1, 2011, the beginning of the reporting period of the Acquiring Fund, the Acquiring Fund’s pro forma results of operations for the six months ended September 30, 2011, would have been as follows:

Net Investment Income (Loss)	$13,707,165
Net Realized and Unrealized Gains/Losses on Investments	$(589,477,292)
Net Increase/Decrease in Net Assets resulting from Operations	$(575,770,127)

Because the combined investment portfolios have been managed as a single integrated portfolio since the acquisition was completed, it is not practicable to separate the amounts of revenue and earnings of the Target Fund that have been included in the Acquiring Fund’s Statement of Operations as of September 30, 2011.

On May 19, 2011, the Board approved the reorganization of the RidgeWorth Large Cap Quantitative Equity Fund (the “Target Fund”) into the RidgeWorth Large Cap Core Growth Stock Fund (the “Acquiring Fund”), a separate series of the Trust. On July 15, 2011, the Acquiring Fund acquired all of the net assets of the Target Fund in a tax-free exchange of shares, as shown in the table below. The purpose of the transaction was to combine two portfolios with comparable investment objectives and strategies.

			Appreciation
	Shares	Shares	(Depreciation)	Net Assets
	Prior to	Issued by the	Prior to	Prior to
Target Fund	Reorganization	Acquiring Fund	Reorganization($)	Reorganization($)
I Shares	1,179,072	1,051,260	516,428	14,633,746
A Shares	52,925	46,231	(98,497)	650,031

The combined net assets of the Acquiring Fund immediately after the reorganization were $121,903,679.

Assuming the acquisition had been completed on April 1, 2011, the beginning of the reporting period of the Acquiring Fund, the Acquiring Fund’s pro forma results of operations for the six months ended September 30, 2011, would have been as follows:

Net Investment Income (Loss)	$343,075
Net Realized and Unrealized Gains/Losses on Investments	$(22,305,741)
Net Increase/Decrease in Net Assets resulting from Operations	$(21,962,666)

Because the combined investment portfolios have been managed as a single integrated portfolio since the acquisition was completed, it is not practicable to separate the amounts of revenue and earnings of the Target Fund that have been included in the Acquiring Fund’s Statement of Operations as of September 30, 2011.

82

NOTES TO FINANCIAL STATEMENTS (concluded)
RIDGEWORTH FUNDS  September 30, 2011
(Unaudited)

9.	New Accounting Pronouncements

In May 2011, the Financial Accounting Standards Board issued ASU No. 2011-04 “Amendments to Achieve Common Fair Value Measurement and Disclosure Requirements in U.S. GAAP and International Financial Reporting Standards (“IFRSs”).” ASU 2011-04 includes common requirements for measurement of and disclosure about fair value between U.S. GAAP and IFRS. ASU 2011-04 will require reporting entities to make disclosures about amounts and reasons for all transfers in and out of Level 1 and Level 2 fair value measurements. In addition, ASU 2011-04 will require reporting entities to disclose the following information for fair value measurements categorized within Level 3 of the fair value hierarchy: quantitative information about the unobservable inputs used in the fair value measurement, the valuation processes used by the reporting entity and a narrative description of the sensitivity of the fair value measurement to changes in unobservable inputs and the interrelationships between those unobservable inputs. The new and revised disclosures are effective for interim and annual reporting periods beginning after December 15, 2011. Management is currently evaluating the implications of ASU No. 2011-04 and its impact on the financial statements.

10.	Subsequent Events

Management has evaluated subsequent events through the date these financial statements were issued for the purposes of recognition or disclosure in the Financial Statements. Management has determined that there are no material events that would require disclosure in the Funds’ financial statements through this date.

83

TRUSTEES AND OFFICERS OF THE RIDGEWORTH FUNDS
RIDGEWORTH FUNDS  September 30, 2011
(Unaudited)

Information pertaining to the Trustees is set forth below. The Trust’s statement of additional information includes additional information about the Trustees and is available without charge by calling 1-888-784-3863.

				Number of
		Term of		Portfolios in the	Other
	Position	Office and	Principal	RidgeWorth Complex	Directorships
	Held with	Length of	Occupation(s)	Overseen by	Held By Trustee
Name and Age	the Trust	Time Served	During the Past 5 Years	Trustees	During the Past 5 Years
Jeffrey M. Biggar Age: 61	Trustee	Indefinite; since 2007	Managing Director, Little Mountain Group, LLC (an independent Registered Investment Advisor consulting firm) (since 2011); Chief Operating Officer, Cedar Brook Financial Partners LLC (2008-2010); Chief Executive Officer and Senior Managing Director, Sterling (National City Corp.) (2000-2006).	35	GenSpring Trust

George C. Guynn Age: 68	Trustee	Indefinite; since 2008	Retired. President (1996-2006) and Chief Executive Officer (1995-2006) Federal Reserve Bank of Atlanta.	35	Genuine Parts Company; Oxford Industries; John Wieland Homes and Neighborhoods Inc.; Acuity Brands Inc.; GenSpring Trust

Sidney E. Harris Age: 62	Trustee	Indefinite; since 2004	Professor (since 1997), Dean (1997-2004), J. Mack Robinson College of Business, Georgia State University.	35	Total System Services, Inc.; GenSpring Trust

Warren Y. Jobe Age: 70	Trustee	Indefinite; since 2004	Retired. Executive Vice President and Chief Financial Officer, Georgia Power Company (1982-1998) and Senior Vice President, Southern Company (1998-2001).	35	WellPoint, Inc; UniSource Energy Corp.

Connie D. McDaniel Age: 53	Trustee	Indefinite; since 2005	Vice President, Chief of Internal Audit, Corporate Audit Department (since 2009); Vice President Global Finance Transformation (2007-2009); Vice President and Controller (1999-2007), The Coca-Cola Company.	35	None

Clarence H. Ridley Age: 69	Trustee	Indefinite; since 2001	Chairman Emeritus (since 2010); Chairman, Havertys Furniture Companies (2001-2010).	35	Crawford & Co.; Havertys Furniture Companies

84

TRUSTEES AND OFFICERS OF THE RIDGEWORTH FUNDS (concluded)
RIDGEWORTH FUNDS  September 30, 2011
(Unaudited)

Information pertaining to the Officers of the Trust is set forth below.

Term of
Office and
	Position(s)	Length of
Name, Address	Held with	Time	Principal Occupation(s)
and Age	the Trust	Served	During the Past 5 Years
Julia R. Short Age: 38	President and Chief Executive Officer	One year; since 2007	Managing Director, Product Manager, RidgeWorth Investments. (since 2004); Relationship Manager, SEI Investments (financial services) (1994-2004).

Joseph M. O’Donnell Age: 56	Executive Vice President and Chief Compliance Officer	One year; since April 2011	Chief Compliance Officer of the ING Funds (2004-2011); Executive Vice President of the ING Funds (2004-2011); Chief Compliance Officer of ING Investments, LLC (2006-2008 and October 2009-2011); and Investment Advisor Chief Compliance Officer, Directed Services LLC (2006-2008 and 2009-2011). Formerly, Investment Advisor Chief Compliance Officer, ING Life Insurance and Annuity Company (2006).

Cynthia L. Morse-Griffin Foreside Management Services, LLC Three Canal Plaza, Suite 100 Portland, ME 04101 Age: 35	Treasurer; Chief Financial Officer and Chief Accounting Officer	One year; since 2010	Fund Principal Financial Officer, Foreside Management Services, LLC (2008-present); Assistant Vice President, Citigroup Fund Services, LLC (2001-2008).

Alan Otis State Street Bank and Trust Co. 4 Copley Place, 5th Fl. Boston, MA 02116 Age: 40	Assistant Treasurer	One year; since 2010	Vice President, State Street Bank and Trust Company (since 1995).*

James Bacik State Street Bank and Trust Co. 4 Copley Place, 5th Fl. Boston, MA 02116 Age: 36	Assistant Treasurer	One year; since 2010	Assistant Vice President, State Street Bank and Trust Company (since 2001).*

James M. Atwood Foreside Compliance Services, LLC Three Canal Plaza, Suite 100 Portland, ME 04101 Age: 45	Anti-Money Laundering Officer and Identity Theft Prevention Officer	One year; since 2010	Compliance Analyst, Foreside Compliance Services, LLC (since 2007); personal sabbatical (2004-2007); Attorney, Pierce Atwood (law firm) (2001-2004).

Julie Tedesco State Street Bank and Trust Company Mailstop CPH 0326 4 Copley Place Boston, MA 02116 Age: 53	Secretary and Chief Legal Officer	One year; since 2010	Senior Vice President and Senior Managing Counsel, State Street Bank and Trust Company (since 2000).*

Odeh Stevens State Street Bank and Trust Company Mailstop JHT 1732 200 Clarendon Street Boston, MA 02116 Age: 42	Assistant Secretary	One year; since 2010	Vice President and Counsel, State Street Bank and Trust Company (since 2005). Legal Product Manager, Fidelity Investments (2000-2005).

*	During the period indicated the Officer has held various positions at State Street Bank and Trust Company and has provided his or her current title.

85

ADDITIONAL INFORMATION
RIDGEWORTH FUNDS  September 30, 2011
(Unaudited)

Expense Examples

As a shareholder of the Funds, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchases; and (2) ongoing costs, including management fees, 12b-1 distribution and/or service fees, and other Fund expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the RidgeWorth Funds and to compare these costs with the ongoing costs of investing in other mutual funds.

These examples are based on an investment of $1,000 invested at the beginning of the period and held for the entire period from April 1, 2011 through September 30, 2011.

Actual Expenses

The table below provides information about actual account values and actual expenses. You may use the information below, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

		Beginning	Ending	Expenses Paid	Expense Ratio
		Account Value	Account Value	During Period*	During Period**
Fund	Class	04/01/11($)	09/30/11($)	04/01/11-09/30/11($)	04/01/11-09/30/11(%)

Aggressive Growth Stock Fund	I Shares	1,000.00	764.90	5.34	1.21
	A Shares	1,000.00	764.00	6.66	1.51
Emerging Growth Stock Fund	I Shares	1,000.00	688.30	5.23	1.24
	A Shares	1,000.00	687.60	6.50	1.54
International Equity Fund	I Shares	1,000.00	790.90	5.91	1.32
	A Shares	1,000.00	790.30	7.25	1.62
International Equity Index Fund	I Shares	1,000.00	792.20	3.41	0.76
	A Shares	1,000.00	791.00	4.70	1.05
Large Cap Core Growth Stock Fund	I Shares	1,000.00	800.80	4.55	1.01
	A Shares	1,000.00	799.40	5.94	1.32
	C Shares	1,000.00	796.00	9.29	2.07
Large Cap Growth Stock Fund	I Shares	1,000.00	857.10	4.97	1.07
	A Shares	1,000.00	856.10	6.36	1.37
	C Shares	1,000.00	852.30	9.59	2.07
Large Cap Value Equity Fund	I Shares	1,000.00	825.70	3.74	0.82
	A Shares	1,000.00	823.80	5.11	1.12
	C Shares	1,000.00	821.70	8.29	1.82
Mid-Cap Value Equity Fund	I Shares	1,000.00	747.80	4.54	1.04
	A Shares	1,000.00	746.80	5.85	1.34
	C Shares	1,000.00	743.70	8.89	2.04
Select Large Cap Growth Stock Fund	I Shares	1,000.00	817.30	4.68	1.03
	A Shares	1,000.00	816.20	6.08	1.34
	C Shares	1,000.00	813.30	9.25	2.04
Small Cap Growth Stock Fund	I Shares	1,000.00	775.20	5.46	1.23
	A Shares	1,000.00	773.90	6.83	1.54
	C Shares	1,000.00	771.60	9.92	2.24
Small Cap Value Equity Fund	I Shares	1,000.00	812.90	5.44	1.20
	A Shares	1,000.00	811.70	6.79	1.50
	C Shares	1,000.00	808.60	9.95	2.20
Aggressive Growth Allocation Strategy	I Shares	1,000.00	808.10	0.90	0.20
	A Shares	1,000.00	806.90	2.26	0.50
	C Shares	1,000.00	803.30	5.41	1.20
Conservative Allocation Strategy	I Shares	1,000.00	964.10	0.98	0.20
	A Shares	1,000.00	962.60	2.45	0.50
	C Shares	1,000.00	959.30	5.88	1.20
Growth Allocation Strategy	I Shares	1,000.00	866.60	0.93	0.20
	A Shares	1,000.00	864.90	2.33	0.50
	C Shares	1,000.00	862.00	5.59	1.20
Moderate Allocation Strategy	I Shares	1,000.00	914.60	0.96	0.20
	A Shares	1,000.00	914.00	2.39	0.50
	C Shares	1,000.00	910.20	5.73	1.20

*	Expenses are equal to the average account value times the Fund’s annualized expense ratio multiplied by the number of days (183) in the most recent fiscal half-year divided by the number of days in the fiscal year (366).

**	Annualized.

86

ADDITIONAL INFORMATION (continued)
RIDGEWORTH FUNDS  September 30, 2011
(Unaudited)

Hypothetical Example

The table below provides information about hypothetical account values and hypothetical expenses based on each RidgeWorth Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) or redemption fees. Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

		Beginning	Ending	Expenses Paid	Expense Ratio
		Account Value	Account Value	During Period*	During Period**
Fund	Class	04/01/11($)	09/30/11($)	04/01/11-09/30/11($)	04/01/11-09/30/11(%)

Aggressive Growth Stock Fund	I Shares	1,000.00	1,018.95	6.11	1.21
	A Shares	1,000.00	1,017.45	7.62	1.51
Emerging Growth Stock Fund	I Shares	1,000.00	1,018.80	6.26	1.24
	A Shares	1,000.00	1,017.30	7.77	1.54
International Equity Fund	I Shares	1,000.00	1,018.40	6.66	1.32
	A Shares	1,000.00	1,016.90	8.17	1.62
International Equity Index Fund	I Shares	1,000.00	1,021.20	3.84	0.76
	A Shares	1,000.00	1,019.75	5.30	1.05
Large Cap Core Growth Stock Fund	I Shares	1,000.00	1,019.95	5.10	1.01
	A Shares	1,000.00	1,018.40	6.66	1.32
	C Shares	1,000.00	1,014.65	10.43	2.07
Large Cap Growth Stock Fund	I Shares	1,000.00	1,019.65	5.40	1.07
	A Shares	1,000.00	1,018.15	6.91	1.37
	C Shares	1,000.00	1,014.65	10.43	2.07
Large Cap Value Equity Fund	I Shares	1,000.00	1,020.90	4.14	0.82
	A Shares	1,000.00	1,019.40	5.65	1.12
	C Shares	1,000.00	1,015.90	9.17	1.82
Mid-Cap Value Equity Fund	I Shares	1,000.00	1,019.80	5.25	1.04
	A Shares	1,000.00	1,018.30	6.76	1.34
	C Shares	1,000.00	1,014.80	10.28	2.04
Select Large Cap Growth Stock Fund	I Shares	1,000.00	1,019.85	5.20	1.03
	A Shares	1,000.00	1,018.30	6.76	1.34
	C Shares	1,000.00	1,014.80	10.28	2.04
Small Cap Growth Stock Fund	I Shares	1,000.00	1,018.85	6.21	1.23
	A Shares	1,000.00	1,017.30	7.77	1.54
	C Shares	1,000.00	1,013.80	11.28	2.24
Small Cap Value Equity Fund	I Shares	1,000.00	1,019.00	6.06	1.20
	A Shares	1,000.00	1,017.50	7.57	1.50
	C Shares	1,000.00	1,014.00	11.08	2.20
Aggressive Growth Allocation Strategy	I Shares	1,000.00	1,024.00	1.01	0.20
	A Shares	1,000.00	1,022.50	2.53	0.50
	C Shares	1,000.00	1,019.00	6.06	1.20
Conservative Allocation Strategy	I Shares	1,000.00	1,024.00	1.01	0.20
	A Shares	1,000.00	1,022.50	2.53	0.50
	C Shares	1,000.00	1,019.00	6.06	1.20
Growth Allocation Strategy	I Shares	1,000.00	1,024.00	1.01	0.20
	A Shares	1,000.00	1,022.50	2.53	0.50
	C Shares	1,000.00	1,019.00	6.06	1.20
Moderate Allocation Strategy	I Shares	1,000.00	1,024.00	1.01	0.20
	A Shares	1,000.00	1,022.50	2.53	0.50
	C Shares	1,000.00	1,019.00	6.06	1.20

*	Expenses are equal to the average account value times the Fund’s annualized expense ratio multiplied by the number of days (183) in the most recent fiscal half-year divided by the number of days in the fiscal year (366).

**	Annualized.

87

ADDITIONAL INFORMATION (concluded)
RIDGEWORTH FUNDS  September 30, 2011
(Unaudited)

Proxy Voting Information

Information regarding the policies and procedures that the Funds use to determine how to vote proxies relating to portfolio securities is available without charge, upon request, by calling 1-888-784-3863. The information also is included in the Funds’ Statement of Additional Information, which is available on the Funds’ website at www.ridgeworth.com and on the Securities and Exchange Commission’s (“SEC”) website at www.sec.gov.

Information relating to how each Fund voted proxies relating to portfolio securities held during the most recent twelve months ended June 30 is available on the Funds’ website at www.ridgeworth.com and on the SEC’s website at www.sec.gov.

Quarterly Portfolio Holdings Information

The Funds file their complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The Funds’ Forms N-Q are available free of charge on the SEC’s website at www.sec.gov. You may also review or, for a fee, copy those documents by visiting the SEC’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling the SEC at 1-800-SEC-0330.

88

Investment Adviser:

RidgeWorth Investments
3333 Piedmont Road, NE, Suite 1500
Atlanta, Georgia 30305
www.ridgeworth.com

Investment Subadvisers:

Ceredex Value Advisors LLC	Silvant Capital Management LLC
Lincoln Plaza, Suite 1600	3333 Piedmont Road, NE, Suite 1500
300 South Orange Avenue	Atlanta, GA 30305
Orlando, Florida 32801	www.silvantcapital.com
www.ceredexvalue.com
Zevenbergen Capital Investments LLC
Certium Asset Management LLC	601 Union Street, Suite 4600
3333 Piedmont Road, NE, Suite 1500	Seattle, Washington 98101
Atlanta, GA 30305	www.zci.com
www.certiumllc.com
This information must be preceded or accompanied by a current prospectus for each Fund described. An investor should consider a Fund’s investment objectives, risks, charges and expenses carefully before investing or sending money. This and other important information about RidgeWorth Funds can be found in the Funds’ prospectus. For additional information, please call 1-888-784-3863, or visit www.ridgeworth.com. Please read the prospectus carefully before investing.
Distributor:
RidgeWorth Distributors LLC

Not FDIC Insured • No Bank Guarantee • May Lose Value

Collective Strength Individual Insight is a federally registered service mark of RidgeWorth Investments
RFSAR-EQ-0911 11/11

2011 Semi-Annual Report
Fixed Income Funds
September 30, 2011
RidgeWorth Investments® is the trade name of RidgeWorth Capital Management, Inc.

TABLE OF CONTENTS
RIDGEWORTH FUNDS  September 30, 2011

Letter to Shareholders	1

Industry Allocations	3

Schedules of Portfolio Investments	5

Statements of Assets and Liabilities	117

Statements of Operations	121

Statements of Changes in Net Assets	125

Financial Highlights	138

Notes to Financial Statements	148

Trustees and Officers of the RidgeWorth Funds	173

Additional Information	175

LETTER TO SHAREHOLDERS
September 30, 2011

Dear Valued Client,

The global economy and the financial markets were buffeted by a myriad of cross-currents during the six months ended September 30, 2011. While many of the issues affecting markets during the period were known to investors, the cascade of fundamental, political and financial events intensified and increased market tensions. Despite greatly elevated market volatility, our investment professionals maintained their time-tested investment disciplines and continued to seize investment opportunities and we are once again pleased to report that the RidgeWorth Funds performed well.

We would like to provide you our perspective on the events of the past half year and share our thoughts on what we expect going forward. But, before we delve into our market review and outlook, we want to begin by thanking you, our valued RidgeWorth shareholders. Our efforts are focused on, and dedicated to, helping you achieve your investment goals, and we are grateful that you have placed your trust and confidence in us. It is our mission to maintain that trust and confidence through all we do, not only by providing strong investment performance, but also strong client service through such efforts as the expanded research and analysis that you can find on our web site www.ridgeworth.com. We encourage you to take a few minutes to look at our site if you have not done so recently.

The shape and character of the current recovery, which began in mid-2009, has been measurably different than previous upturns over the past half century. While real GDP in the U.S. finally exceeded the pre-recession peak in the third quarter, signaling the end of the “recovery” phase and beginning the “expansion” phase of the economic cycle, the expansion has been somewhat illusory thus far. The optimism that spread throughout markets quickly reversed as a series of subpar economic metrics came in much worse than expected at midyear. In addition, unemployment and underemployment remained at stubbornly high levels, housing continued to decelerate and home prices fell further, and the European financial crisis took center stage. These factors, combined with our own monetary, fiscal, and political problems brought real fear back into the markets. Global recessionary fears were on the table once again.

As a result, equity markets moved 15%-25% lower, rates cratered and a strong flight to quality in U.S. Treasuries ensued. Treasury bonds outperformed all sectors and styles as credit spreads widened significantly. Although the U.S. credit rating was downgraded, the yield curve went to fifty year lows and the yield on the ten-year Treasury note fell from just under 3.5% on March 31, 2011 to 1.9% on September 30, 2011. High yield bonds weakened following a period of strong outperformance. Headline inflation received a boost from higher energy and food prices, though core inflation pressures remained muted owing to ongoing economic slack. The Federal Reserve took the bold step of stating that economic conditions warranted continued low interest rates through mid-2013, purchasing longer-dated Treasury bonds to lower yields, and said that it would evaluate additional stimulative steps as conditions warrant.

Large-cap and domestic stocks fared the best in a difficult “risk-off” environment, but the S&P 500 Index declined nearly 11% during the period. European and emerging markets were down even more. Energy, industrial, and financial stocks experienced the worst pressure, while more defensive sectors such as staples and utilities fared relatively better. Mid-cap and small-cap markets underperformed the large cap S&P 500 Index.

The RidgeWorth Funds continued to perform well in these extremely volatile markets. More than two-thirds of our Funds beat their Lipper Peer Group averages for the 3- and 5-year periods ended September 30, 2011 (I Shares)1. Over half of our Funds finished in the top quartile for the 5-year period.

As we entered the fourth quarter, the markets remain fixated on the Eurozone financial crisis, the implications for global growth and whether or not austerity and liquidity measures will be enough to offset the massive debt problems. A negative result could lead to more pain and a much deeper recession down the road with markets potentially suffering through a sequel to the earlier 2008 financial crisis.

While only time will provide a precise answer, there is encouraging news from corporate America. Corporate earnings, cash flow from operations, margins and cash residing on balance sheets have been pretty strong. Global growth, while decelerating, has still been positive and valuations remain reasonable.

On the European front, a lasting solution will involve writing down a sizable portion of sovereign debt, strengthening European bank capital levels to absorb these losses, and enhancing the financial stability mechanism to address collectively the current challenge, while adopting meaningful fiscal reform.

Our outlook for the economy and the markets remains cautious but constructive. That said, we continue to monitor key factors that influence the pace of growth including (but not limited to) the health of the U.S. job market, housing prices,

LETTER TO SHAREHOLDERS (concluded)
September 30, 2011

corporate earnings guidance, Chinese and emerging country economic growth, inflation, and central bank policies, and of course the EU sovereign debt situation. We are optimistic the equity markets can repair themselves if solid underlying company fundamentals and increasingly compelling absolute and relative valuations continue. We believe that economic growth (slow as it may be) can ultimately stifle a new global recession. The markets will continue to offer opportunities for investors, but investors have to be more selective and company specific. This is an environment that fits well with the RidgeWorth bottom-up approach to security selection. We wish to thank you again for the trust and confidence you have placed in us, and we look forward to continued future success.

Sincerely,

Ashi Parikh

[1]	For the period ended September 30, 2011, 19 of 35, 23 of 35, 28 of 35 and 13 of 24 of the RidgeWorth Funds (I Shares) beat their peer group medians for the 1-, 3-, 5- and 10-year periods, respectively. Lipper rankings are based on total return and do not reflect a sales charge. Past performance does not guarantee future results.

INDUSTRY ALLOCATIONS (As a Percentage of Total Investments)
RIDGEWORTH FUNDS  September 30, 2011
(Unaudited)

Core Bond Fund†

U.S. Treasury Obligations	29.7%

Corporate Bonds	23.1%

U.S. Government Agency Mortgages	22.0%

Money Market Fund	16.9%

Collateralized Mortgage Obligations	8.3%

Corporate Bond Fund

Corporate Bonds	86.5%

Money Market Fund	10.6%

U.S. Treasury Obligation	2.9%

Georgia Tax-Exempt Bond Fund

Municipal Bonds	95.2%

Money Market Fund	4.8%

High Grade Municipal Bond Fund

Municipal Bonds	90.3%

Money Market Fund	9.7%

High Income Fund

Corporate Bonds	78.6%

Short-Term Investment	9.5%

Money Market Fund	3.9%

Bank Loans	3.2%

Preferred Stocks	1.6%

Common Stocks	1.1%

Convertible Preferred Stock	1.1%

Warrants	0.8%

U.S. Treasury Obligation	0.1%

Convertible Corporate Bond	0.1%

Intermediate Bond Fund

U.S. Treasury Obligations	50.9%

Corporate Bonds	33.3%

Money Market Fund	7.1%

U.S. Government Agency Mortgages	7.1%

Collateralized Mortgage Obligations	1.6%

Investment Grade Tax-Exempt Bond Fund

Municipal Bonds	90.4%

Money Market Fund	9.6%

Limited Duration Fund

Collateralized Mortgage Obligations	68.3%

Asset-Backed Securities	30.1%

Money Market Fund	1.6%

†	Formerly Investment Grade Bond Fund.

Limited-Term Federal Mortgage Securities Fund

U.S. Government Agency Mortgages	69.1%

Money Market Fund	15.8%

Collateralized Mortgage Obligations	15.1%

Maryland Municipal Bond Fund

Municipal Bonds	96.2%

Money Market Fund	3.8%

North Carolina Tax-Exempt Bond Fund

Municipal Bonds	99.0%

Money Market Fund	1.0%

Seix Floating Rate High Income Fund

Bank Loans	88.8%

Corporate Bonds	5.7%

Money Market Fund	5.3%

Preferred Stocks	0.1%

Convertible Preferred Stock	0.1%

Common Stock	— *

Warrants	— *

*	Less than 0.05% of Total Investments.

Seix High Yield Fund

Corporate Bonds	84.9%

Money Market Fund	7.5%

Short-Term Investment	6.7%

Convertible Preferred Stock	0.5%

Preferred Stock	0.2%

Bank Loans	0.2%

Short-Term Bond Fund

Corporate Bonds	43.4%

Collateralized Mortgage Obligations	21.3%

U.S. Government Agency Mortgages	14.6%

Asset-Backed Securities	8.3%

U.S. Government Agencies	6.1%

U.S. Treasury Obligation	3.7%

Municipal Bond	1.6%

Money Market Fund	1.0%

Short-Term U.S. Treasury Securities Fund

U.S. Treasury Obligations	96.1%

Money Market Fund	3.9%

Portfolio composition is subject to change.

INDUSTRY ALLOCATIONS (As a Percentage of Total Investments)
RIDGEWORTH FUNDS  September 30, 2011
(Unaudited)

Total Return Bond Fund

U.S. Treasury Obligations	32.5%

Corporate Bonds	22.0%

U.S. Government Agency Mortgages	21.2%

Collateralized Mortgage Obligations	13.3%

Money Market Fund	9.9%

Asset-Backed Securities	1.1%

Ultra-Short Bond Fund

Corporate Bonds	33.4%

Collateralized Mortgage Obligations	26.9%

U.S. Government Agencies	16.5%

Asset-Backed Securities	10.1%

U.S. Government Agency Mortgages	9.4%

Money Market Fund	2.0%

Municipal Bond	0.8%

Certificate of Deposit	0.7%

U.S. Treasury Obligation	0.2%

U.S. Government Securities Fund

U.S. Treasury Obligations	95.3%

Money Market Fund	4.7%

U.S. Government Securities Ultra-Short Bond Fund

U.S. Government Agency Mortgages	63.7%

Collateralized Mortgage Obligations	35.0%

Money Market Fund	1.1%

Asset-Backed Security	0.2%

Virginia Intermediate Municipal Bond Fund

Municipal Bonds	98.6%

Money Market Fund	1.4%

Portfolio composition is subject to change.

SCHEDULES OF PORTFOLIO INVESTMENTS
RIDGEWORTH FUNDS  September 30, 2011
(Unaudited)

Core Bond Fund†

	Shares or
	Principal
	Amount($)	Value($)
Collateralized Mortgage Obligations (9.7%)
Agency Collateralized CMO (6.7%)
Federal Home Loan Mortgage Corporation, Ser 3702, Cl MY, 4.000%, 08/15/30	2,410,790	2,582,594
Federal Home Loan Mortgage Corporation, Ser 3788, Cl YB, 3.500%, 01/15/26	9,765,488	10,378,143
Federal Home Loan Mortgage Corporation, Ser 3892, Cl EB, 3.500%, 07/15/26	295,486	314,227
Federal Home Loan Mortgage Corporation, Ser 3907, Cl MD, 3.500%, 08/15/26	2,818,475	2,985,431
Federal National Mortgage Association, Ser 2011-46, Cl B, 3.000%, 05/25/26	4,925,000	5,050,501
Federal National Mortgage Association, Ser 2011-98, Cl FL, 0.566%, 10/25/26(a)	1,098,000	1,097,657
Government National Mortgage Association, Ser 2011-104, Cl MY, 4.000%, 07/16/26	1,093,731	1,225,862

		23,634,415

Agency Collateralized PAC CMO (0.4%)
Federal Home Loan Mortgage Corporation, Ser 3903, Cl GB, 4.000%, 08/15/26	1,277,000	1,391,997

Commercial MBS (2.6%)
Banc of America Commercial Mortgage, Inc., Ser 2005-3, Cl A3B, 5.090%, 07/10/43(a)	120,000	125,199
Banc of America Commercial Mortgage, Inc., Ser 2005-6, Cl AM, 5.194%, 09/10/47(a)	159,000	160,461
GS Mortgage Securities Corp. II, Ser 2011-GC5, Cl A2, 2.999%, 08/10/44(a)(b)	3,000,000	3,029,920
JP Morgan Chase Commercial Mortgage Securities Corp., Ser 2005-LDP3, Cl A4B, 4.996%, 08/15/42(a)	2,065,000	2,074,648
LB-UBS Commercial Mortgage Trust, Ser 2005-C3, Cl A5, 4.739%, 07/15/30	3,000,000	3,211,059
LB-UBS Commercial Mortgage Trust, Ser 2005-C7, Cl A3, 5.611%, 11/15/30(a)	555,000	566,967
Wachovia Bank Commercial Mortgage Trust, Ser 2005-C20, Cl AMFX, 5.179%, 07/15/42(a)	70,000	71,858

		9,240,112

Total Collateralized Mortgage Obligations (Cost $33,023,692)		34,266,524

Corporate Bonds (27.0%)
Aerospace/Defense (0.5%)
Boeing Co. (The), 5.125%, 02/15/13	610,000	644,404
United Technologies Corp., 6.125%, 02/01/19	1,075,000	1,318,247

		1,962,651

Auto Manufacturers (0.2%)
Daimler Finance N.A. LLC, 3.875%, 09/15/21(c)	584,000	569,708

Banks (1.4%)
Bank of Nova Scotia, 2.375%, 12/17/13	503,000	517,075
Bank of Nova Scotia, 3.400%, 01/22/15	540,000	568,274
HSBC Bank PLC, 3.100%, 05/24/16(c)	407,000	404,629
HSBC Bank PLC, 3.500%, 06/28/15(c)	772,000	783,374
JPMorgan Chase & Co., 4.400%, 07/22/20	1,033,000	1,045,125
JPMorgan Chase & Co., 6.300%, 04/23/19	245,000	277,176
Northern Trust Corp., 5.200%, 11/09/12	928,000	974,050

See Notes to Financial Statements.

SCHEDULES OF PORTFOLIO INVESTMENTS
RIDGEWORTH FUNDS  September 30, 2011
(Unaudited)

Core Bond Fund† — continued

	Shares or
	Principal
	Amount($)	Value($)
Banks—continued

Toronto-Dominion Bank (The), 2.500%, 07/14/16	309,000	317,164

		4,886,867

Beverages (0.3%)
Anheuser-Busch InBev Worldwide, Inc., 3.000%, 10/15/12	772,000	788,035
Diageo Capital PLC, 5.200%, 01/30/13	389,000	410,072

		1,198,107

Biotechnology (0.1%)
Life Technologies Corp., 5.000%, 01/15/21, Callable 10/15/20 @ 100	198,000	205,003

Chemicals (1.1%)
Air Products & Chemicals, Inc., 4.150%, 02/01/13	721,000	753,147
E.I. du Pont de Nemours & Co., 4.250%, 04/01/21	404,000	442,705
E.I. du Pont de Nemours & Co., 5.000%, 07/15/13	559,000	599,797
Praxair, Inc., 1.750%, 11/15/12	1,171,000	1,185,365
Praxair, Inc., 4.625%, 03/30/15	900,000	993,119

		3,974,133

Computers (0.6%)
Hewlett-Packard Co., 4.375%, 09/15/21	1,077,000	1,094,107
Hewlett-Packard Co., 4.500%, 03/01/13	345,000	359,909
IBM Corp., 5.600%, 11/30/39	592,000	730,321

		2,184,337

Diversified Financial Services (3.4%)
ABB Treasury Center USA, Inc., 4.000%, 06/15/21(c)	665,000	668,800
CME Group, Inc., 5.400%, 08/01/13	573,000	613,288
CME Group, Inc., 5.750%, 02/15/14	514,000	564,504
ERAC USA Finance LLC, 5.250%, 10/01/20(c)	906,000	992,376
ERAC USA Finance LLC, 5.600%, 05/01/15(c)	931,000	1,032,793
ERAC USA Finance LLC, 5.800%, 10/15/12(c)	592,000	616,851
Ford Motor Credit Co. LLC, 5.000%, 05/15/18	1,100,000	1,062,508
Jefferies Group, Inc., 8.500%, 07/15/19	629,000	699,562
Lazard Group LLC, 7.125%, 05/15/15	961,000	1,061,400
MassMutual Global Funding LLC, 2.300%, 09/28/15(c)	968,000	971,741
NASDAQ OMX Group, Inc. (The), 5.550%, 01/15/20	607,000	607,821
PACCAR Financial Corp., 1.550%, 09/29/14, MTN	927,000	926,514
TIAA Global Markets, Inc., 5.125%, 10/10/12(c)	848,000	880,099
Toyota Motor Credit Corp., 3.200%, 06/17/15, MTN	360,000	377,719
Woodside Finance Ltd., 4.600%, 05/10/21(c)	1,124,000	1,161,146

		12,237,122

Electric (1.2%)
Alabama Power Co., 5.800%, 11/15/13	553,000	608,257
Dominion Resources, Inc., 1.950%, 08/15/16	292,000	290,680
Duke Energy Carolinas LLC, 4.300%, 06/15/20	215,000	237,490
Exelon Generation Co. LLC, 6.200%, 10/01/17	600,000	676,550
Georgia Power Co., 6.000%, 11/01/13	313,000	344,171
MidAmerican Energy Holdings Co., 6.125%, 04/01/36	455,000	544,987
Public Service Co. of Colorado, Ser 17, 6.250%, 09/01/37	294,000	394,281
Southern California Edison Co., 5.750%, 03/15/14	578,000	640,895
Wisconsin Power & Light Co., 6.375%, 08/15/37	317,000	419,042

		4,156,353

Electronics (0.1%)
Thermo Fisher Scientific, Inc., 2.250%, 08/15/16	272,000	275,790

See Notes to Financial Statements.

SCHEDULES OF PORTFOLIO INVESTMENTS
RIDGEWORTH FUNDS  September 30, 2011
(Unaudited)

Core Bond Fund† — continued

	Shares or
	Principal
	Amount($)	Value($)
Food (0.4%)
Kellogg Co., 4.250%, 03/06/13	525,000	548,728
Kraft Foods, Inc., 6.500%, 02/09/40	408,000	498,747
Kroger Co. (The), 7.500%, 01/15/14	340,000	384,616

		1,432,091

Healthcare — Products (0.4%)
Becton Dickinson and Co., 3.250%, 11/12/20	234,000	239,602
Covidien International Finance SA, 6.000%, 10/15/17	597,000	708,906
Stryker Corp., 2.000%, 09/30/16	431,000	433,078

		1,381,586

Healthcare — Services (0.4%)
Roche Holdings, Inc., 7.000%, 03/01/39(c)	1,040,000	1,487,302

Insurance (1.4%)
Berkshire Hathaway, Inc., 3.200%, 02/11/15	953,000	1,001,956
Berkshire Hathaway, Inc., 4.600%, 05/15/13	626,000	660,019
Fairfax Financial Holdings Ltd., 5.800%, 05/15/21(c)	450,000	428,384
Nationwide Financial Services, Inc., 5.375%, 03/25/21(c)	1,728,000	1,690,012
OneBeacon U.S. Holdings, Inc., 5.875%, 05/15/13	475,000	486,843
Progressive Corp. (The), 3.750%, 08/23/21	196,000	199,927
Teachers Insurance & Annuity Association of America, 6.850%, 12/16/39(c)	401,000	491,400

		4,958,541

Media (0.9%)
Comcast Corp., 6.450%, 03/15/37	257,000	295,647
NBC Universal Media LLC, 5.950%, 04/01/41	471,000	523,979
Thomson Reuters Corp., 5.950%, 07/15/13	178,000	192,318
Time Warner Cable, Inc., 5.850%, 05/01/17	1,237,000	1,374,507
Time Warner Cable, Inc., 8.250%, 02/14/14	588,000	668,303
Time Warner, Inc., 6.200%, 03/15/40	164,000	180,911

		3,235,665

Mining (1.1%)
Barrick (PD) Australia Finance Property Ltd., 4.950%, 01/15/20	215,000	233,075
Barrick (PD) Australia Finance Property Ltd., 5.950%, 10/15/39	405,000	437,593
Barrick International Barbados Corp., 6.350%, 10/15/36(c)	673,000	787,988
Kinross Gold Corp., 5.125%, 09/01/21(c)	1,825,000	1,810,469
Newmont Mining Corp., 6.250%, 10/01/39	669,000	755,859

		4,024,984

Miscellaneous Manufacturer (1.5%)
3M Co., 1.375%, 09/29/16	413,000	410,766
Danaher Corp., 3.900%, 06/23/21	463,000	497,986
General Electric Co., 5.000%, 02/01/13	1,277,000	1,337,440
General Electric Co., 5.250%, 12/06/17	385,000	427,760
Illinois Tool Works, Inc., 6.250%, 04/01/19	1,347,000	1,673,596
Siemens Financieringsmat, 6.125%, 08/17/26(c)	788,000	966,454

		5,314,002

Office/Business Equipment (0.4%)
Xerox Corp., 5.500%, 05/15/12	418,000	429,572
Xerox Corp., 6.350%, 05/15/18	904,000	1,027,533

		1,457,105

Oil & Gas (0.9%)
Ensco PLC, 4.700%, 03/15/21	617,000	628,869
Shell International Finance BV, 6.375%, 12/15/38	1,491,000	2,031,692

See Notes to Financial Statements.

SCHEDULES OF PORTFOLIO INVESTMENTS
RIDGEWORTH FUNDS  September 30, 2011
(Unaudited)

Core Bond Fund† — continued

	Shares or
	Principal
	Amount($)	Value($)
Oil & Gas—continued

Statoil ASA, 3.125%, 08/17/17	245,000	259,512
Total Capital SA, 3.000%, 06/24/15	355,000	375,273

		3,295,346

Oil & Gas Services (0.6%)
Baker Hughes, Inc., 5.125%, 09/15/40	489,000	559,859
Schlumberger Investment SA, 3.300%, 09/14/21(c)	685,000	685,683
Weatherford International Ltd., 5.125%, 09/15/20	445,000	452,878
Weatherford International Ltd., 6.500%, 08/01/36	370,000	387,787

		2,086,207

Pharmaceuticals (1.6%)
Abbott Laboratories, 5.600%, 11/30/17	1,001,000	1,189,604
Express Scripts, Inc., 5.250%, 06/15/12	817,000	838,913
GlaxoSmithKline Capital, Inc., 5.650%, 05/15/18	669,000	808,989
Novartis Securities Investment Ltd., 5.125%, 02/10/19	378,000	446,212
Sanofi-Aventis SA, 4.000%, 03/29/21	952,000	1,032,685
Schering-Plough Corp., 6.550%, 09/15/37	431,000	605,652
Teva Pharmaceutical Finance Co. LLC, 6.150%, 02/01/36	213,000	264,624
Teva Pharmaceutical Finance II/III, 3.000%, 06/15/15	410,000	429,783

		5,616,462

Pipelines (2.0%)
El Paso Natural Gas Co., 5.950%, 04/15/17	495,000	556,843
El Paso Pipeline Partners Operating Co. LLC, 6.500%, 04/01/20	479,000	527,266
Energy Transfer Partners LP, 6.050%, 06/01/41, Callable 12/01/40 @ 100	450,000	420,668
Energy Transfer Partners LP, 6.625%, 10/15/36	425,000	436,842
Enterprise Products Operating LLC, 5.250%, 01/31/20	878,000	964,876
Enterprise Products Operating LLC, Ser J, 5.750%, 03/01/35	585,000	608,020
Rockies Express Pipeline LLC, 6.850%, 07/15/18(c)	935,000	982,431
Southern Natural Gas Co., 5.900%, 04/01/17(c)	285,000	319,674
TC Pipelines LP, 4.650%, 06/15/21	563,000	579,124
TransCanada PipeLines Ltd., 6.100%, 06/01/40	529,000	650,699
Transcontinental Gas Pipe Line Co. LLC, 6.050%, 06/15/18	394,000	455,306
Williams Partners LP, 4.125%, 11/15/20, Callable 08/15/20 @ 100	707,000	701,514

		7,203,263

Real Estate Investment Trusts (1.3%)
BioMed Realty LP, 3.850%, 04/15/16	748,000	733,130
Digital Realty Trust LP, 4.500%, 07/15/15	1,824,000	1,861,487
Digital Realty Trust LP, 5.875%, 02/01/20	257,000	270,385
Healthcare Realty Trust, Inc., 6.500%, 01/17/17	1,481,000	1,598,707

		4,463,709

Retail (1.4%)
Family Dollar Stores, Inc., 5.000%, 02/01/21	313,000	306,634
Wal-Mart Stores, Inc., 5.250%, 09/01/35	193,000	221,470
Wal-Mart Stores, Inc., 6.500%, 08/15/37	1,577,000	2,091,260
Walgreen Co., 4.875%, 08/01/13	447,000	480,255
Wesfarmers Ltd., 6.998%, 04/10/13(c)	1,668,000	1,791,597

		4,891,216

Semiconductors (0.7%)
Analog Devices Inc., 3.000%, 04/15/16	169,000	175,180
Intel Corp., 1.950%, 10/01/16	479,000	482,456

See Notes to Financial Statements.

SCHEDULES OF PORTFOLIO INVESTMENTS
RIDGEWORTH FUNDS  September 30, 2011
(Unaudited)

Core Bond Fund† — continued

	Shares or
	Principal
	Amount($)	Value($)
Semiconductors—continued

Intel Corp., 4.800%, 10/01/41	1,596,000	1,715,617

		2,373,253

Software (0.5%)
Fiserv, Inc., 4.750%, 06/15/21	611,000	636,116
Oracle Corp., 5.750%, 04/15/18	937,000	1,116,373

		1,752,489

Telecommunication Services (2.0%)
AT&T, Inc., 4.950%, 01/15/13	647,000	677,629
AT&T, Inc., 5.550%, 08/15/41	624,000	671,810
CC Holdings GS V LLC/ Crown Castle GS III Corp., 7.750%, 05/01/17, Callable 05/01/13 @ 103.88(c)	1,082,000	1,152,330
Cellco Partnership/Verizon Wireless Capital LLC, 5.550%, 02/01/14	428,000	468,250
Cisco Systems, Inc., 5.500%, 02/22/16	418,000	481,943
Cisco Systems, Inc., 5.500%, 01/15/40	794,000	916,053
Juniper Networks, Inc., 3.100%, 03/15/16	137,000	140,157
Rogers Communications, Inc., 7.500%, 03/15/15	571,000	672,971
SBC Communications, Inc., 5.100%, 09/15/14	538,000	590,833
SBC Communications, Inc., 6.450%, 06/15/34	336,000	386,629
Verizon Communications, Inc., 5.250%, 04/15/13	472,000	501,787
Verizon Communications, Inc., 5.550%, 02/15/16	465,000	530,508

		7,190,900

Transportation (0.1%)
United Parcel Service, Inc., 3.125%, 01/15/21	392,000	409,254

Trucking & Leasing (0.3%)
Aviation Capital Group, 7.125%, 10/15/20(c)	686,000	679,922
Aviation Capital Group Corp., 6.750%, 04/06/21(c)	499,000	480,093

		1,160,015

Water (0.2%)
Veolia Environment SA, 6.000%, 06/01/18	607,000	672,502

Total Corporate Bonds (Cost $88,153,540)		96,055,963

U.S. Government Agency Mortgages (25.7%)
Federal Home Loan Mortgage Corporation (10.9%)
Pool #G01797, 5.500%, 12/01/33(b)	12,391,461	13,497,785
Pool #A46278, 5.000%, 07/01/35(b)	2,238,454	2,428,046
Pool #G02252, 5.500%, 07/01/36(b)	10,033,229	10,911,763
Pool #G04997, 5.000%, 01/01/37(b)	5,082,044	5,475,161
Pool #1B8740, 2.427%, 09/01/41(a)	6,200,000	6,375,849

		38,688,604

Federal National Mortgage Association (13.7%)
2.740%, 11/01/18(b)	4,400,000	4,433,000
Pool #468958, 3.770%, 09/01/21	7,428,000	7,920,499
Pool #469452, 3.380%, 11/01/21(b)	3,500,000	3,552,223
Pool #735061, 6.000%, 11/01/34(b)	4,457,342	4,938,178
Pool #735503, 6.000%, 04/01/35(b)	2,158,675	2,396,265
Pool #735500, 5.500%, 05/01/35(b)	2,971,199	3,243,899
Pool #888344, 5.000%, 10/01/35(b)	2,283,087	2,464,973
Pool #878094, 6.000%, 04/01/36	3,992,241	4,452,846
Pool #190370, 6.000%, 06/01/36(b)	5,879,792	6,475,488
3.000%, TBA, 15 Year Maturity(b)	8,630,000	8,890,248

		48,767,619

See Notes to Financial Statements.

SCHEDULES OF PORTFOLIO INVESTMENTS
RIDGEWORTH FUNDS  September 30, 2011
(Unaudited)

Core Bond Fund† — concluded

	Shares or
	Principal
	Amount($)	Value($)
Government National Mortgage Association (1.1%)
Pool #751387, 4.743%, 01/20/61	3,646,629	3,981,948

Total U.S. Government Agency Mortgages (Cost $90,816,728)		91,438,171

U.S. Treasury Obligations (34.8%)
U.S. Treasury Bonds (5.2%)
4.375%, 05/15/41(d)	14,245,000	18,402,831

U.S. Treasury Notes (29.6%)
0.750%, 11/30/11(d)	30,000,000	30,032,820
0.875%, 02/29/12(d)	25,845,000	25,928,738
1.250%, 10/31/15	21,500,000	21,955,198
1.750%, 05/31/16(d)	18,019,000	18,738,318
2.125%, 08/15/21	8,393,000	8,541,220

		105,196,294

Total U.S. Treasury Obligations (Cost $121,790,635)		123,599,125

Units (0.0%)
Commercial Services (0.0%)
Alion Science Technology Corp.*(e)(f)	20	—

Total Units (Cost $1,341)		—

Money Market Fund (19.8%)
State Street Institutional Treasury Money Market Fund, Institutional Class, 0.00%(g)	70,167,867	70,167,867

Total Money Market Fund (Cost $70,167,867)		70,167,867

Total Investments (Cost $403,953,803) — 117.0%		415,527,650
Liabilities in excess of other assets — (17.0)%		(60,494,745)

Net Assets — 100.0%		$355,032,905

†	Formerly Investment Grade Bond Fund.

*	Non-income producing security.

(a)	Variable or floating rate security. Rate disclosed is as of September 30, 2011.

(b)	All or a portion of this security has been purchased on a when-issued or delayed-delivery basis.

(c)	Rule 144A, Section 4(2) or other security which is restricted as to resale to institutional investors. The Fund’s adviser/subadviser has deemed this security to be liquid based upon procedures approved by the Board of Trustees. These securities represent 6.2% of net assets as of September 30, 2011.

(d)	All or a portion of this security has been segregated in connection with obligations for when-issued or delayed-delivery purchase commitments.

(e)	Valued at fair value using procedures approved by the Board. Fair valued securities held by the Fund represent 0.0% of net assets as of September 30, 2011.

(f)	Each unit consists of $1,000 principal amount of 12.000% senior secured notes due on November 1, 2014 and one warrant to purchase 1.9439 shares of common stock.

(g)	Rate disclosed, the 7 day net yield, is as of September 30, 2011.

Investment Abbreviations

MTN	— Medium Term Note

TBA	— To Be Announced. Securities purchased on a forward commitment basis with an appropriate principal amount and no definitive maturity date. The actual principal and maturity date will be determined upon settlement date.

See Notes to Financial Statements.

SCHEDULES OF PORTFOLIO INVESTMENTS
RIDGEWORTH FUNDS  September 30, 2011
(Unaudited)

Corporate Bond Fund

	Shares or
	Principal
	Amount($)	Value($)
Corporate Bonds (87.0%)
Aerospace/Defense (1.2%)
United Technologies Corp., 5.700%, 04/15/40	757,000	923,089

Auto Manufacturers (0.8%)
Daimler Finance N.A. LLC, 3.875%, 09/15/21(a)	614,000	598,974

Banks (5.3%)
HSBC Bank PLC, 3.100%, 05/24/16(a)	416,000	413,576
HSBC Bank PLC, 3.500%, 06/28/15(a)	585,000	593,619
JPMorgan Chase & Co., 4.400%, 07/22/20	1,382,000	1,398,222
Royal Bank of Canada, 2.100%, 07/29/13, MTN	1,220,000	1,251,131
Toronto-Dominion Bank (The), 2.500%, 07/14/16	315,000	323,322

		3,979,870

Biotechnology (0.5%)
Life Technologies Corp., 5.000%, 01/15/21, Callable 10/15/20 @ 100	361,000	373,767

Computers (1.9%)
Hewlett-Packard Co., 4.375%, 09/15/21	1,122,000	1,139,822
Hewlett-Packard Co., 6.125%, 03/01/14	259,000	283,145

		1,422,967

Cosmetics/Personal Care (1.0%)
Procter & Gamble Co. (The), 4.700%, 02/15/19	638,000	748,295

Diversified Financial Services (16.6%)
ABB Treasury Center USA, Inc., 4.000%, 06/15/21(a)	707,000	711,040
CME Group, Inc., 5.750%, 02/15/14	1,176,000	1,291,550
ERAC USA Finance LLC, 5.800%, 10/15/12(a)	588,000	612,683
ERAC USA Finance LLC, 5.250%, 10/01/20(a)	1,095,000	1,199,395
Jefferies Group, Inc., 5.875%, 06/08/14	802,000	841,442
Jefferies Group, Inc., 8.500%, 07/15/19	658,000	731,815
Lazard Group LLC, 7.125%, 05/15/15	269,000	297,104
Lazard Group LLC, 6.850%, 06/15/17	1,545,000	1,701,198
MassMutual Global Funding LLC, 2.300%, 09/28/15(a)	843,000	846,258
NASDAQ OMX Group, Inc. (The), 5.550%, 01/15/20	1,217,000	1,218,645
PACCAR Financial Corp., 1.550%, 09/29/14, MTN	938,000	937,508
Toyota Motor Credit Corp., 3.200%, 06/17/15, MTN	724,000	759,635
Woodside Finance Ltd., 4.600%, 05/10/21(a)	1,389,000	1,434,904

		12,583,177

Electric (2.8%)
Alabama Power Co., 5.800%, 11/15/13	81,000	89,094
Dominion Resources, Inc., 1.950%, 08/15/16	299,000	297,648
Georgia Power Co., 6.000%, 11/01/13	480,000	527,802
Southern California Edison Co., 5.750%, 03/15/14	1,084,000	1,201,955

		2,116,499

Electronics (0.4%)
Thermo Fisher Scientific, Inc., 2.250%, 08/15/16	279,000	282,887

Food (1.0%)
Kraft Foods, Inc., 6.500%, 02/09/40	606,000	740,786

Healthcare — Products (0.6%)
Stryker Corp., 2.000%, 09/30/16	449,000	451,165

Insurance (4.2%)
Allied World Assurance Co. Holdings Ltd., 5.500%, 11/15/20	618,000	623,336
Fairfax Financial Holdings Ltd., 5.800%, 05/15/21(a)	532,000	506,445
OneBeacon U.S. Holdings, Inc., 5.875%, 05/15/13	636,000	651,857
Progressive Corp. (The), 3.750%, 08/23/21	199,000	202,987
Teachers Insurance & Annuity Association of America, 6.850%, 12/16/39(a)	994,000	1,218,085

		3,202,710

See Notes to Financial Statements.

SCHEDULES OF PORTFOLIO INVESTMENTS
RIDGEWORTH FUNDS  September 30, 2011
(Unaudited)

Corporate Bond Fund — continued

	Shares or
	Principal
	Amount($)	Value($)
Machinery-Construction & Mining (1.3%)
Caterpillar, Inc., 5.200%, 05/27/41	855,000	999,150

Media (5.4%)
Comcast Corp., 6.450%, 03/15/37	375,000	431,392
NBC Universal Media LLC, 5.950%, 04/01/41	962,000	1,070,208
Thomson Reuters Corp., 5.950%, 07/15/13	24,000	25,930
Time Warner Cable, Inc., 8.250%, 02/14/14	912,000	1,036,551
Time Warner Cable, Inc., 5.850%, 05/01/17	968,000	1,075,605
Time Warner, Inc., 6.200%, 03/15/40	377,000	415,875

		4,055,561

Mining (4.0%)
Barrick (PD) Australia Finance Property Ltd., 5.950%, 10/15/39	816,000	881,669
Barrick International Barbados Corp., 6.350%, 10/15/36(a)	753,000	881,656
Kinross Gold Corp., 5.125%, 09/01/21(a)	1,272,000	1,261,872

		3,025,197

Miscellaneous Manufacturer (2.1%)
3M Co., 1.375%, 09/29/16	417,000	414,745
General Electric Co., 5.250%, 12/06/17	455,000	505,534
Siemens Financieringsmat, 6.125%, 08/17/26(a)	567,000	695,405

		1,615,684

Oil & Gas (4.3%)
Ensco PLC, 4.700%, 03/15/21	757,000	771,562
Shell International Finance BV, 5.500%, 03/25/40	859,000	1,068,330
Statoil ASA, 3.125%, 08/17/17	1,344,000	1,423,612

		3,263,504

Oil & Gas Services (2.8%)
Baker Hughes, Inc., 5.125%, 09/15/40	526,000	602,220
Schlumberger Investment SA, 3.300%, 09/14/21(a)	720,000	720,718
Weatherford International Ltd., 5.125%, 09/15/20	273,000	277,833
Weatherford International Ltd., 6.500%, 08/01/36	499,000	522,989

		2,123,760

Pharmaceuticals (1.7%)
Teva Pharmaceutical Finance Co. LLC, 6.150%, 02/01/36	322,000	400,041
Teva Pharmaceutical Finance II/III, 3.000%, 06/15/15	823,000	862,711

		1,262,752

Pipelines (5.0%)
El Paso Natural Gas Co., 5.950%, 04/15/17	329,000	370,104
El Paso Pipeline Partners Operating Co. LLC, 6.500%, 04/01/20	355,000	390,771
Enbridge Energy Partners LP, 5.500%, 09/15/40, Callable 03/15/40 @ 100	714,000	729,650
Energy Transfer Partners LP, 6.050%, 06/01/41, Callable 12/01/40 @ 100	722,000	674,938
Energy Transfer Partners LP, 6.625%, 10/15/36	583,000	599,244
Rockies Express Pipeline LLC, 6.850%, 07/15/18(a)	251,000	263,733
Southern Natural Gas Co., 5.900%, 04/01/17(a)	39,000	43,745
TC Pipelines LP, 4.650%, 06/15/21	611,000	628,498
Transcontinental Gas Pipe Line Co. LLC, 6.050%, 06/15/18	65,000	75,114

		3,775,797

Real Estate Investment Trusts (3.8%)
BioMed Realty LP, 3.850%, 04/15/16	648,000	635,118
Digital Realty Trust LP, 5.875%, 02/01/20	994,000	1,045,769
Healthcare Realty Trust, Inc., 6.500%, 01/17/17	1,116,000	1,204,697

		2,885,584

Retail (2.3%)
Family Dollar Stores, Inc., 5.000%, 02/01/21	566,000	554,489
Wesfarmers Ltd., 6.998%, 04/10/13(a)	1,102,000	1,183,657

		1,738,146

See Notes to Financial Statements.

SCHEDULES OF PORTFOLIO INVESTMENTS
RIDGEWORTH FUNDS  September 30, 2011
(Unaudited)

Corporate Bond Fund — concluded

	Shares or
	Principal
	Amount($)	Value($)
Semiconductors (3.4%)
Analog Devices Inc., 3.000%, 04/15/16	237,000	245,667
Intel Corp., 1.950%, 10/01/16	497,000	500,586
Intel Corp., 4.800%, 10/01/41	1,664,000	1,788,713

		2,534,966

Telecommunication Services (12.1%)
AT&T, Inc., 5.550%, 08/15/41	636,000	684,729
British Telecommunications PLC, 5.950%, 01/15/18	470,000	522,664
CC Holdings GS V LLC/Crown Castle GS III Corp., 7.750%, 05/01/17, Callable 05/01/13 @ 103.88(a)	1,884,000	2,006,460
Cellco Partnership/Verizon Wireless Capital LLC, 5.550%, 02/01/14	784,000	857,729
CenturyLink, Inc., 6.450%, 06/15/21	777,000	719,981
Cisco Systems, Inc., 5.500%, 01/15/40	871,000	1,004,889
Juniper Networks, Inc., 4.600%, 03/15/21	247,000	254,088
SBC Communications, Inc., 5.100%, 09/15/14	1,171,000	1,285,995
SBC Communications, Inc., 6.450%, 06/15/34	313,000	360,163
Verizon Communications, Inc., 5.550%, 02/15/16	1,155,000	1,317,714
Verizon Communications, Inc., 5.850%, 09/15/35	120,000	140,855

		9,155,267

Trucking & Leasing (2.5%)
Aviation Capital Group, 7.125%, 10/15/20(a)	1,928,000	1,910,918

Total Corporate Bonds (Cost $61,771,083)		65,770,472

U.S. Treasury Obligation (3.0%)
U.S. Treasury Note (3.0%)
2.125%, 08/15/21	2,202,000	2,240,887

Total U.S. Treasury Obligation (Cost $2,237,533)		2,240,887

Money Market Fund (10.6%)
State Street Institutional Treasury Money Market Fund, Institutional Class, 0.00%(b)	8,042,223	8,042,223

Total Money Market Fund (Cost $8,042,223)		8,042,223

Total Investments (Cost $72,050,839) — 100.6%		76,053,582
Liabilities in excess of other assets — (0.6)%		(470,206)

Net Assets — 100.0%		$75,583,376

(a)	Rule 144A, Section 4(2) or other security which is restricted as to resale to institutional investors. The Fund’s adviser/subadviser has deemed this security to be liquid based upon procedures approved by the Board of Trustees. These securities represent 22.6% of net assets as of September 30, 2011.

(b)	Rate disclosed, the 7 day net yield, is as of September 30, 2011.

Investment Abbreviations

MTN	— Medium Term Note

See Notes to Financial Statements.

SCHEDULES OF PORTFOLIO INVESTMENTS
RIDGEWORTH FUNDS  September 30, 2011
(Unaudited)

Georgia Tax-Exempt Bond Fund

	Shares or
	Principal
	Amount($)	Value($)
Municipal Bonds (94.1%)
Georgia (85.7%)
Association County Commissioners of Georgia Leasing Program, Georgia Public Purpose Project, COP, 5.250%, 04/01/21, Callable 04/01/14 @ 102, XLCA	2,680,000	2,864,866
Athens Housing Authority, RB, 5.000%, 06/15/39, Callable 06/15/19 @ 100	2,445,000	2,506,101
Athens-Clarke County Unified Government Development Authority, RB, 5.250%, 07/01/27	1,885,000	2,107,524
Athens-Clarke County Unified Government Development Authority, RB, 5.250%, 07/01/25, Callable 07/01/21 @ 100	1,750,000	1,987,160
Athens-Clarke County Unified Government Development Authority, RB, 5.250%, 07/01/29, Callable 07/01/21 @ 100	1,690,000	1,860,538
Athens-Clarke County Unified Government Development Authority, Catholic Health East, RB, 6.250%, 11/15/32, Callable 05/15/19 @ 100	1,485,000	1,599,434
Athens-Clarke County Unified Government Water & Sewerage, RB, 5.500%, 01/01/38, Callable 01/01/19 @ 100	4,000,000	4,416,600
Athens-Clarke County Unified Government Water & Sewerage, RB, 5.625%, 01/01/33, Callable 01/01/19 @ 100	3,000,000	3,344,040
Atlanta Airport Passenger Facility Charge, Ser B, RB, 5.000%, 01/01/21, Callable 01/01/20 @ 100	2,000,000	2,271,620
Atlanta Airport Project, Ser A, RB, 5.375%, 01/01/19, Callable 07/01/14 @ 100, AGM, AMT	5,000,000	5,286,850
Atlanta Airport Project, Ser C, RB, 5.000%, 01/01/19	1,000,000	1,150,540
Carroll County Water Authority, Water & Sewer, RB, 5.250%, 07/01/22, Callable 07/01/15 @ 100, AGM	1,000,000	1,110,780
Central Valdosta Development Authority, Lowndes County Judicial Project, RB, 5.250%, 06/01/21, Callable 06/01/13 @ 102, XLCA/County Guaranteed	1,885,000	2,032,558
Cherokee County Georgia Resource Recovery Development Authority, Solid Waste Disposal, RB, 5.000%, 07/01/37, Callable 07/01/17 @ 100, AMBAC/County Guaranteed, AMT	1,000,000	1,018,930
Cobb County Development Authority, Solid Waste Disposal, Georgia Waste Management Project, Ser A, RB, 5.000%, 04/01/33, Callable 04/01/16 @ 101, AMT	1,000,000	974,290
DeKalb County Government Authority Water & Sewerage, Ser B, RB, 5.250%, 10/01/24	1,100,000	1,230,647
DeKalb County Government Authority Water & Sewerage, Ser B, RB, 5.250%, 10/01/32, Callable 10/01/26 @ 100	1,325,000	1,432,564
DeKalb County Hospital Authority, De Kalb Medical Center, Inc. Project, RB, 6.125%, 09/01/40, Callable 01/01/20 @ 100	4,080,000	4,151,196
DeKalb County Transportation, Parks and Greenspace, GO, 5.000%, 12/01/17, Callable 12/01/15 @ 100	3,820,000	4,098,898

See Notes to Financial Statements.

SCHEDULES OF PORTFOLIO INVESTMENTS
RIDGEWORTH FUNDS  September 30, 2011
(Unaudited)

Georgia Tax-Exempt Bond Fund — continued

	Shares or
	Principal
	Amount($)	Value($)
Georgia—continued

DeKalb Private Hospital Authority, Children’s Healthcare of Atlanta, Inc., RB, 5.000%, 11/15/29, Callable 11/15/19 @ 100	6,300,000	6,586,209
DeKalb Private Hospital Authority, Children’s Healthcare of Atlanta, Inc., RB, 5.250%, 11/15/39, Callable 11/15/19 @ 100	3,000,000	3,104,070
Douglasville-Douglas County Water & Sewer Authority, RB, 5.625%, 06/01/15, Callable 06/01/12 @ 100, AMBAC	675,000	717,228
Downtown Smyrna Development Authority, RB, 5.250%, 02/01/28	1,000,000	1,177,810
Forsyth County, GO, 5.000%, 03/01/25, Callable 03/01/19 @ 100	6,825,000	7,797,494
Forsyth County School District, GO, 5.000%, 02/01/23, Callable 02/01/15 @ 100, NATL-RE	3,000,000	3,302,340
Fulton County Development Authority, Georgia Tech Athletic Association, RB, 5.500%, 10/01/17, Callable 04/01/12 @ 100	1,750,000	1,773,117
Fulton County Development Authority, Molecular Science Building Project, RB, 5.250%, 05/01/22, Callable 05/01/14 @ 100, NATL-RE	2,370,000	2,555,050
Fulton County Development Authority, Molecular Science Building Project, RB, 5.250%, 05/01/27, Callable 05/01/14 @ 100, NATL-RE	3,375,000	3,501,934
Fulton County Development Authority, Robert Woodruff Arts Center, Inc., Ser B, RB, 5.250%, 03/15/24, Callable 03/15/19 @ 100	1,300,000	1,367,054
Georgia State, Ser C, GO, 5.000%, 07/01/29, Callable 07/01/21 @ 100	3,000,000	3,449,190
Georgia State Higher Education Facilities Authority, USG Real Estate Foundation I LLC, RB, 6.000%, 06/15/34, Callable 06/15/18 @ 100	1,065,000	1,156,537
Georgia State Road & Tollway Authority, Ser B, RB, 5.000%, 10/01/19, State Guaranteed	4,450,000	5,480,798
Glynn County School District, GO, 4.000%, 09/01/15, State Aid Withholding	720,000	807,422
Glynn-Brunswick Memorial Hospital Authority, SouthEast Health System, Ser A, RB, 5.000%, 08/01/20, Callable 08/01/18 @ 100	425,000	455,881
Glynn-Brunswick Memorial Hospital Authority, SouthEast Health System, Ser A, RB, 5.500%, 08/01/28, Callable 08/01/18 @ 100	1,800,000	1,847,250
Glynn-Brunswick Memorial Hospital Authority, SouthEast Health System, Ser A, RB, 5.625%, 08/01/34, Callable 08/01/18 @ 100	2,000,000	2,049,380
Gwinnett County Development Authority, Public Schools Project, COP, 5.250%, 01/01/21, Pre-refunded 01/01/14 @ 100, Callable 01/01/14 @ 100, NATL-RE	2,910,000	3,221,312

See Notes to Financial Statements.

SCHEDULES OF PORTFOLIO INVESTMENTS
RIDGEWORTH FUNDS  September 30, 2011
(Unaudited)

Georgia Tax-Exempt Bond Fund — continued

	Shares or
	Principal
	Amount($)	Value($)
Georgia—continued

Gwinnett County School District, GO, 5.000%, 02/01/20	1,235,000	1,517,086
Gwinnett County School District, GO, 5.000%, 02/01/32, Callable 02/01/18 @ 100	4,745,000	5,126,498
Henry County Water & Sewerage Authority, RB, 6.150%, 02/01/20, AMBAC	2,100,000	2,606,121
Lincoln County School District, GO, 5.500%, 04/01/37, Callable 04/01/19 @ 100, State Aid Withholding	1,000,000	1,123,250
Metropolitan Atlanta Rapid Transit Authority, Ser B, RB, 4.500%, 07/01/30, Callable 07/01/17 @ 100, AGM	2,395,000	2,415,405
Milledgeville & Baldwin County Development Authority, Georgia College & State University Foundation, RB, 6.000%, 09/01/33, Pre-refunded 09/01/14 @ 101	2,355,000	2,749,886
Municipal Electric Authority of Georgia, Ser A, RB, 5.000%, 01/01/21	1,000,000	1,160,500
Private Colleges & Universities Authority, Emory University, Ser C, RB, 5.250%, 09/01/39	3,500,000	3,849,195
Private Colleges & Universities Authority, Emory University, Ser B, RB, 5.000%, 09/01/29, Callable 09/01/19 @ 100	3,000,000	3,293,580
Richmond County Hospital Authority, University Health Services, Inc. Project, RB, 5.250%, 01/01/29, Callable 01/01/19 @ 100	2,250,000	2,271,420
Thomasville Hospital Authority, John D. Archhold Memorial Hospital, RB, 5.375%, 11/01/40, Callable 11/01/20 @ 100	3,510,000	3,543,731
Walton County School District, Ser A, GO, 5.000%, 08/01/21, Callable 08/01/15 @ 100, NATL-RE	2,575,000	2,801,909

		128,253,793

Puerto Rico (8.4%)
Puerto Rico Commonwealth Highway & Transportation Authority Highway, Ser CC, RB, 5.500%, 07/01/30	3,685,000	3,907,242
Puerto Rico Sales Tax Financing Corp., Sales Tax Revenue, Ser A, RB, 5.250%, 08/01/27, Callable 08/01/19 @ 100	1,965,000	2,081,249
Puerto Rico Sales Tax Financing Corp., Sales Tax Revenue, Ser A, RB, 5.250%, 08/01/57, Callable 08/01/17 @ 100	1,600,000	1,656,240
Puerto Rico Sales Tax Financing Corp., Sales Tax Revenue, Ser A, RB, 5.500%, 08/01/28, Callable 08/01/19 @ 100	2,300,000	2,445,636
Puerto Rico Sales Tax Financing Corp., Sales Tax Revenue, Ser A, RB, 6.000%, 08/01/42, Callable 08/01/19 @ 100	2,335,000	2,522,361

		12,612,728

Total Municipal Bonds (Cost $133,831,787)		140,866,521

See Notes to Financial Statements.

SCHEDULES OF PORTFOLIO INVESTMENTS
RIDGEWORTH FUNDS  September 30, 2011
(Unaudited)

Georgia Tax-Exempt Bond Fund — concluded

	Shares or
	Principal
	Amount($)	Value($)
Money Market Fund (4.7%)
Federated Tax-Free Obligations Fund, Institutional Shares, 0.03%(a)	7,038,597	7,038,597

Total Money Market Fund (Cost $7,038,597)		7,038,597

Total Investments (Cost $140,870,384) — 98.8%		147,905,118
Other assets in excess of liabilities — 1.2%		1,841,580

Net Assets — 100.0%		$149,746,698

(a)	Rate disclosed, the 7 day net yield, is as of September 30, 2011.

Investment Abbreviations

AGM	— Security guaranteed by Assured Guaranty Municipal Corporation

AMBAC	— Security guaranteed by American Municipal Bond Assurance Corporation

AMT	— Income subject to Alternative Minimum Tax

COP	— Certificate of Participation

GO	— General Obligation

NATL-RE	— Reinsurance provided by National Public Finance Guarantee Corporation

RB	— Revenue Bond

XLCA	— Security guaranteed by XL Capital Assurance, Inc.

See Notes to Financial Statements.

SCHEDULES OF PORTFOLIO INVESTMENTS
RIDGEWORTH FUNDS  September 30, 2011
(Unaudited)

High Grade Municipal Bond Fund

	Shares or
	Principal
	Amount($)	Value($)
Municipal Bonds (91.5%)
Alabama (4.5%)
Birmingham Special Care Facilities Financing Authority Health Care Facilities, Children’s Hospital of Alabama, RB, 6.000%, 06/01/39, Callable 06/01/19 @ 100, AGC	2,000,000	2,202,980

Alaska (7.1%)
Matanuska-Susitna Borough Lease, Goose Creek Correctional Center, RB, 5.500%, 09/01/23, Callable 09/01/19 @ 100, AGC	1,000,000	1,166,060
Matanuska-Susitna Borough Lease, Goose Creek Correctional Center, RB, 6.000%, 09/01/28, Callable 09/01/19 @ 100, AGC(a)	2,000,000	2,323,640

		3,489,700

California (7.5%)
California State, GO, 6.500%, 04/01/33, Callable 04/01/19 @ 100(a)	2,000,000	2,353,940
San Diego County Water Authority, Ser A, RB, 5.000%, 05/01/19	1,125,000	1,356,165

		3,710,105

District of Columbia (4.6%)
District of Columbia, Income Tax, Ser A, RB, 5.500%, 12/01/30, Callable 12/01/19 @ 100	2,000,000	2,286,560

Florida (6.8%)
Florida State Board of Education, Lottery Revenue, Ser A, RB, 5.000%, 07/01/18	1,000,000	1,175,120
Miami Parking Facilities Authority, RB, 5.250%, 10/01/15, NATL-RE	1,000,000	1,123,720
Osceola County Tourist Development Tax Authority, Ser A, RB, 5.500%, 10/01/15, Callable 10/01/12 @ 100, NATL-RE/FGIC	1,000,000	1,045,020

		3,343,860

Georgia (7.8%)
Fulton County Development Authority, Georgia Tech Athletic Association, RB, 5.750%, 10/01/36, Callable 04/01/21 @ 100	1,250,000	1,364,688
Georgia State Road & Tollway Authority, Ser A, RB, 5.000%, 03/01/20	2,000,000	2,459,280

		3,823,968

Idaho (5.6%)
Idaho Health Facilities Authority, Ser A, RB, 6.750%, 11/01/37, Callable 11/01/18 @ 100	2,500,000	2,786,600

Illinois (2.2%)
University of Illinois, Auxiliary Facilities System, Ser A, RB, 5.750%, 04/01/38, Callable 04/01/19 @ 100	1,000,000	1,088,800

Kansas (3.3%)
Kansas State Development Finance Authority, Adventist Bolingbrook Hospital, RB, 5.750%, 11/15/38, Callable 11/15/19 @ 100(a)	1,500,000	1,630,590

Maine (5.7%)
Maine State Turnpike Authority, RB, 6.000%, 07/01/38, Callable 07/01/19 @ 100(a)	2,500,000	2,833,850

Maryland (2.2%)
Baltimore, Ser A, RB, 5.000%, 07/01/41, Callable 07/01/21 @ 100	1,000,000	1,096,120

Minnesota (2.3%)
Minnesota State, Ser A, GO, 5.000%, 10/01/27, Callable 10/01/21 @ 100(b)	1,000,000	1,154,890

New Jersey (4.5%)
New Jersey State Transportation Trust Fund Authority, Transportation System, Ser A, RB, 6.000%, 12/15/38, Pre-refunded 12/15/18 @ 100	1,955,000	2,196,325

See Notes to Financial Statements.

SCHEDULES OF PORTFOLIO INVESTMENTS
RIDGEWORTH FUNDS  September 30, 2011
(Unaudited)

High Grade Municipal Bond Fund — concluded

	Shares or
	Principal
	Amount($)	Value($)
New York (2.3%)
Erie County Industrial Development Agency, City School District Buffalo, Ser A, RB, 5.750%, 05/01/29, Callable 05/01/18 @ 100, BHAC	1,000,000	1,126,280

Oregon (2.9%)
Washington County Clean Water Services, Sewer Revenue, Ser B, RB, 5.000%, 10/01/20	1,165,000	1,420,531

Texas (18.4%)
Allen Independent School District, GO, 5.000%, 02/15/41, Callable 02/15/21 @ 100, PSF-GTD	1,750,000	1,909,932
Austin, Ser 2005, GO, 5.000%, 09/01/19, Callable 03/01/15 @ 100, NATL-RE	1,000,000	1,111,770
Dallas Independent School District, GO, 6.375%, 02/15/34, Callable 02/15/18 @ 100, PSF-GTD	4,000,000	4,908,440
Harris County Health Facilities Development Authority, Memorial Hermann Healthcare System, Ser B, RB, 7.125%, 12/01/31, Callable 12/01/18 @ 100	1,000,000	1,133,710

		9,063,852

Washington (3.8%)
Seattle Washington Municipal Light & Power, RB, 5.750%, 04/01/29, Callable 04/01/19 @ 100, BHAC(a)	1,635,000	1,888,736

Total Municipal Bonds (Cost $41,450,722)		45,143,747

Money Market Fund (9.9%)
Federated Tax-Free Obligations Fund, Institutional Shares, 0.03%(c)	4,858,598	4,858,598

Total Money Market Fund (Cost $4,858,598)		4,858,598

Total Investments (Cost $46,309,320) — 101.4%		50,002,345
Liabilities in excess of other assets — (1.4)%		(686,609)

Net Assets — 100.0%		$49,315,736

(a)	All or a portion of this security has been segregated in connection with obligations for when-issued or delayed-delivery purchase commitments.

(b)	All or a portion of this security has been purchased on a when-issued or delayed-delivery basis.

(c)	Rate disclosed, the 7 day net yield, is as of September 30, 2011.

Investment Abbreviations

AGC	— Security guaranteed by Assured Guaranty Corporation

BHAC	— Security guaranteed by Berkshire Hathaway Assurance Corporation

FGIC	— Security guaranteed by Financial Guaranty Insurance Company

GO	— General Obligation

NATL-RE	— Reinsurance provided by National Public Finance Guarantee Corporation

PSF-GTD	— Security guaranteed by Permanent School Fund Guarantee Program

RB	— Revenue Bond

See Notes to Financial Statements.

SCHEDULES OF PORTFOLIO INVESTMENTS
RIDGEWORTH FUNDS  September 30, 2011
(Unaudited)

High Income Fund

	Shares or
	Principal
	Amount($)	Value($)
Bank Loans (3.4%)
Aerospace/Defense (0.3%)
Hawker Beechcraft Acquisition Co. LLC, 0.269%, 03/26/14(a)(b)	56,001	38,436
Hawker Beechcraft Acquisition Co. LLC, Term Loan, 2.369%, 03/26/14(a)(b)	905,621	621,573
Hawker Beechcraft Acquisition Co. LLC, Term Loan, 10.500%, 03/26/14(a)(b)	790,000	678,081

		1,338,090

Diversified Financial Services (0.1%)
American Capital Holdings, Inc., Term Loan, 7.500%, 12/31/13(a)(b)	598,044	586,083

Energy (2.2%)
Aventine Renewable Energy Holdings, Inc., Term Loan B, 10.500%, 12/21/15(b)(c)(d)	10,825,728	9,678,200

Media (0.4%)
Tribune Co., Term Loan B, 5.250%, 06/04/14(a)(b)(e)	3,000,000	1,575,000

Telecommunication Services (0.4%)
Intelsat Jackson Holdings SA, Tranche B Term Loan, 5.250%, 04/02/18(a)(b)	1,995,000	1,900,238

Total Bank Loans (Cost $17,044,587)		15,077,611

Corporate Bonds (83.7%)
Advertising (0.7%)
Affinion Group, Inc., 7.875%, 12/15/18, Callable 12/15/14 @ 103.94	1,230,000	947,101
Affinion Group, Inc., 11.500%, 10/15/15, Callable 11/17/11 @ 103.83	1,500,000	1,170,000
Checkout Holding Corp., 0.000%, 11/15/15, Callable 11/17/11 @ 65.82(a)(d)	1,890,000	1,030,050

		3,147,151

Aerospace/Defense (0.9%)
Ducommun, Inc., 9.750%, 07/15/18, Callable 07/15/15 @ 104.88(a)	1,080,000	1,080,000
Kratos Defense & Security Solutions, Inc., 10.000%, 06/01/17, Callable 06/01/14 @ 105	1,700,000	1,691,500
Triumph Group, Inc., 8.625%, 07/15/18, Callable 07/15/14 @ 104.31	1,200,000	1,278,000

		4,049,500

Airlines (2.8%)
Air Canada Inc., 9.250%, 08/01/15, Callable 08/01/12 @ 106.94(a)	1,000,000	950,000
American Airlines, Inc., 7.500%, 03/15/16, Callable 03/15/13 @ 105.62(a)(f)	6,665,000	5,598,600
Delta Air Lines, Inc., 9.500%, 09/15/14, Callable 11/17/11 @ 107.12(a)	2,425,000	2,497,750
Delta Air Lines, Inc., 12.250%, 03/15/15, Callable 03/15/12 @ 108.81(a)(f)	1,185,000	1,259,062
United Air Lines, Inc., 12.000%, 11/01/13, Callable 02/01/12 @ 109(a)(g)	2,000,000	2,025,000

		12,330,412

Auto Manufacturers (1.3%)
Chrysler Group LLC, 8.000%, 06/15/19, Callable 06/15/15 @ 104(a)(f)	6,000,000	4,680,000
Chrysler Group LLC, 8.250%, 06/15/21, Callable 06/15/16 @ 104.13(a)	900,000	693,000
General Motors Liquidation Co., 7.200%, 01/15/49(e)(f)(h)	17,182,000	185,566

See Notes to Financial Statements.

SCHEDULES OF PORTFOLIO INVESTMENTS
RIDGEWORTH FUNDS  September 30, 2011
(Unaudited)

High Income Fund — continued

	Shares or
	Principal
	Amount($)	Value($)
Auto Manufacturers—continued

General Motors Liquidation Co., 8.375%, 07/15/49(e)(f)(h)	36,800,000	397,440

		5,956,006

Auto Parts & Equipment (1.7%)
Delphi Corp., 5.875%, 05/15/19, Callable 05/15/14 @ 104.41(a)	2,120,000	1,971,600
Delphi Corp., 6.125%, 05/15/21, Callable 05/15/16 @ 103.06(a)	1,885,000	1,753,050
Exide Technologies, 8.625%, 02/01/18, Callable 02/01/15 @ 104.31	1,190,000	1,106,700
Tower Automotive Holdings USA LLC / TA Holdings Finance, Inc., 10.625%, 09/01/17, Callable 09/01/14 @ 105.31(a)	540,000	534,600
Visteon Corp., 6.750%, 04/15/19, Callable 04/15/14 @ 105.06(a)	2,700,000	2,430,000

		7,795,950

Banks (2.9%)
CIT Group, Inc., 7.000%, 05/01/14, Callable 10/03/11 @ 102	44,879	45,776
CIT Group, Inc., 7.000%, 05/01/15, Callable 11/17/11 @ 102	550,000	545,875
CIT Group, Inc., 7.000%, 05/01/17, Callable 11/17/11 @ 102	10,490,000	10,175,300
Provident Funding Associates LP / PFG Finance Corp., 10.125%, 02/15/19, Callable 02/15/15 @ 105.06(a)	1,645,000	1,422,925
Provident Funding Association LP, 10.250%, 04/15/17, Callable 04/15/14 @ 105.13(a)	440,000	429,000
Regions Financial Corp., 5.750%, 06/15/15	630,000	604,800

		13,223,676

Building Materials (0.4%)
USG Corp., 8.375%, 10/15/18, Callable 10/15/14 @ 104.19(a)	855,000	713,925
USG Corp., 9.750%, 01/15/18	1,135,000	912,256

		1,626,181

Chemicals (1.1%)
Chemtura Corp., 7.875%, 09/01/18, Callable 09/01/14 @ 103.94	680,000	666,400
INEOS Finance PLC, 9.000%, 05/15/15, Callable 05/15/13 @ 104.50(a)	480,000	456,000
Kinove German Bondco GmbH, 9.625%, 06/15/18, Callable 06/15/14 @ 107.22(a)	1,100,000	995,500
Rain CII Carbon LLC, 8.000%, 12/01/18, Callable 12/01/14 @ 104(a)	1,500,000	1,500,000
Vertellus Specialties, Inc., 9.375%, 10/01/15, Callable 04/01/13 @ 104.69(a)(d)(f)	1,500,000	1,312,500

		4,930,400

Coal (0.9%)
Arch Coal, Inc., 7.000%, 06/15/19, Callable 06/15/15 @ 103.50(a)	2,220,000	2,109,000
Arch Coal, Inc., 7.250%, 06/15/21, Callable 06/15/16 @ 103.63(a)	2,220,000	2,136,750

		4,245,750

Commercial Services (1.9%)
Avis Budget Car Rental LLC, 9.625%, 03/15/18, Callable 03/15/14 @ 104.81	660,000	653,400
Cenveo Corp., 7.875%, 12/01/13, Callable 11/14/11 @ 101.31(f)	7,000,000	4,900,000
National Money Mart Co., 10.375%, 12/15/16, Callable 12/15/13 @ 105.19	155,000	158,875

See Notes to Financial Statements.

SCHEDULES OF PORTFOLIO INVESTMENTS
RIDGEWORTH FUNDS  September 30, 2011
(Unaudited)

High Income Fund — continued

	Shares or
	Principal
	Amount($)	Value($)
Commercial Services—continued

PHH Corp., 9.250%, 03/01/16	935,000	960,713
Speedy Cash, Inc., 10.750%, 05/15/18, Callable 05/15/15 @ 105.38(a)	1,635,000	1,647,262

		8,320,250

Cosmetics/Personal Care (0.2%)
Revlon Consumer Products Corp., 9.750%, 11/15/15, Callable 11/15/12 @ 104.88	815,000	853,713

Diversified Financial Services (3.9%)
American General Finance Corp., Ser H, 5.375%, 10/01/12	205,000	188,600
Community Choice Financial, Inc., 10.750%, 05/01/19, Callable 05/01/15 @ 105.38(a)	1,885,000	1,828,450
E*Trade Financial Corp., 6.750%, 06/01/16	530,000	528,675
E*Trade Financial Corp. PIK, 12.500%, 11/30/17, Callable 11/30/2012 @ 112.50	3,296,000	3,716,240
Icahn Enterprises Finance Corp., 8.000%, 01/15/18, Callable 01/15/14 @ 104	4,385,000	4,368,556
International Lease Finance Corp., 6.250%, 05/15/19	2,380,000	2,068,677
International Lease Finance Corp., 8.250%, 12/15/20(f)	2,330,000	2,283,400
International Lease Finance Corp., 8.750%, 03/15/17(f)	1,145,000	1,150,725
Northern Tier Energy LLC / Northern Tier Finance Corp., 10.500%, 12/01/17, Callable 12/01/13 @ 107.88(a)	1,330,000	1,383,200

		17,516,523

Electric (7.7%)
Edison Mission Energy, 7.200%, 05/15/19	7,235,000	4,123,950
Edison Mission Energy, 7.750%, 06/15/16(f)	8,150,000	5,460,500
Energy Future Holdings Corp., 10.000%, 01/15/20, Callable 01/15/15 @ 105	500,000	485,000
GenOn Energy, Inc., 9.500%, 10/15/18(f)	1,950,000	1,833,000
GenOn Energy, Inc., 9.875%, 10/15/20, Callable 10/15/15 @ 104.94(f)	3,315,000	3,099,525
Midwest Generation LLC, Ser B, 8.560%, 01/02/16	675,046	664,921
NRG Energy, Inc., 7.625%, 01/15/18(a)	4,300,000	3,999,000
NRG Energy, Inc., 7.625%, 05/15/19, Callable 05/15/14 @ 103.81(a)	2,375,000	2,161,250
NRG Energy, Inc., 7.875%, 05/15/21, Callable 05/15/16 @ 103.94(a)	2,490,000	2,278,350
Texas Competitive Electric Holdings Co. LLC, 11.500%, 10/01/20, Callable 04/01/16 @ 105.75(a)	12,895,000	10,316,000

		34,421,496

Electronics (0.1%)
Viasystems Group, Inc., 12.000%, 01/15/15, Callable 07/15/12 @ 106(a)	250,000	267,500

Energy-Alternate Sources (0.3%)
First Wind Capital LLC, 10.250%, 06/01/18, Callable 06/01/14 @ 107.69(a)	1,600,000	1,520,000

Engineering & Construction (0.2%)
Aguila 3 S.A., 7.875%, 01/31/18, Callable 01/31/14 @ 105.91(a)	875,000	796,250

Entertainment (3.0%)
Diamond Resorts Corp., 12.000%, 08/15/18, Callable 08/15/14 @ 106	4,720,000	4,425,000

See Notes to Financial Statements.

SCHEDULES OF PORTFOLIO INVESTMENTS
RIDGEWORTH FUNDS  September 30, 2011
(Unaudited)

High Income Fund — continued

	Shares or
	Principal
	Amount($)	Value($)
Entertainment—continued

Downstream Development Authority of the Quapaw Tribe of Oklahoma, 10.500%, 07/01/19, Callable 07/01/15 @ 105.25(a)	3,390,000	3,195,075
FireKeepers Development Authority, 13.875%, 05/01/15, Callable 05/01/12 @ 110.50(a)	1,680,000	1,898,400
Marina District Finance Co., Inc., 9.500%, 10/15/15, Callable 10/15/13 @ 104.75(f)	295,000	266,237
Marina District Finance Co., Inc., 9.875%, 08/15/18, Callable 08/15/14 @ 104.94(f)	400,000	334,000
Pinnacle Entertainment, Inc., 8.750%, 05/15/20, Callable 05/15/15 @ 104.38(f)	750,000	699,375
Regal Entertainment Group, 9.125%, 08/15/18, Callable 08/15/14 @ 104.56	2,500,000	2,475,000

		13,293,087

Environmental Control (0.2%)
EnergySolutions, Inc., 10.750%, 08/15/18, Callable 08/15/14 @ 105.38	1,100,000	1,100,000

Food (0.4%)
JBS USA Finance, Inc., 7.250%, 06/01/21, Callable 06/01/15 @ 105.44(a)	1,905,000	1,571,625

Forest Products & Paper (0.1%)
Verso Paper Holdings LLC / Verso Paper, Inc., 8.750%, 02/01/19, Callable 02/01/15 @ 104.38	615,000	424,350

Gas (0.3%)
Sabine Pass LNG LP, 7.500%, 11/30/16	1,565,000	1,447,625

Healthcare — Products (1.2%)
Rotech Healthcare, Inc., 10.500%, 03/15/18, Callable 03/15/15 @ 105.25(f)	2,010,000	1,623,075
Rotech Healthcare, Inc., 10.750%, 10/15/15, Callable 04/15/13 @ 105.38	3,815,000	3,834,075

		5,457,150

Healthcare — Services (7.2%)
American Renal Holdings Co., Inc., 8.375%, 05/15/18, Callable 05/15/13 @ 104.19	2,335,000	2,346,675
Apria Healthcare Group, Inc., 11.250%, 11/01/14, Callable 11/01/11 @ 105.62	500,000	480,000
Community Health Systems, Inc., 8.875%, 07/15/15, Callable 11/17/11 @ 104.44	8,360,000	8,213,700
Gentiva Health Services, Inc., 11.500%, 09/01/18, Callable 09/01/14 @ 105.75	145,000	115,275
HCA, Inc., 7.500%, 02/15/22	4,060,000	3,745,350
INC Research LLC, 11.500%, 07/15/19, Callable 07/15/15 @ 105.75(a)	9,000,000	8,032,500
inVentiv Health, Inc., 10.000%, 08/15/18, Callable 08/15/14 @ 105(a)(d)	790,000	695,200
Kindred Healthcare, Inc., 8.250%, 06/01/19, Callable 06/01/14 @ 106.19(a)	2,100,000	1,603,875
MedImpact Holdings, Inc., 10.500%, 02/01/18, Callable 02/01/15 @ 105.25(a)(d)	7,270,000	6,779,275

		32,011,850

See Notes to Financial Statements.

SCHEDULES OF PORTFOLIO INVESTMENTS
RIDGEWORTH FUNDS  September 30, 2011
(Unaudited)

High Income Fund — continued

	Shares or
	Principal
	Amount($)	Value($)
Holding Companies-Divers (0.2%)
Atlantic Broadband Finance LLC, 9.375%, 01/15/14, Callable 11/17/11 @ 101.56	725,000	719,563

Household Products/Wares (0.6%)
Reynolds Group Issuer, Inc. / Reynolds Group Issuer LLC, 9.875%, 08/15/19, Callable 08/15/15 @ 104.94(a)	3,000,000	2,640,000

Insurance (1.3%)
American International Group, Inc., 8.175%, 05/15/68, Callable 05/15/38 @ 100(b)	300,000	264,750
Genworth Financial, Inc., 6.150%, 11/15/66, Callable 11/15/16 @ 100(b)	3,030,000	1,515,000
Hartford Financial Services Group, Inc., 8.125%, 06/15/68, Callable 06/15/18 @ 100(b)(f)	540,000	507,600
Lincoln National Corp., 6.050%, 04/20/67, Callable 04/20/17 @ 100(b)	425,000	344,250
MBIA, Inc., 5.700%, 12/01/34	2,025,000	1,197,022
MBIA, Inc., 6.625%, 10/01/28	2,650,000	1,833,901

		5,662,523

Internet (1.1%)
Equinix, Inc., 7.000%, 07/15/21, Callable 07/15/16 @ 103.50	2,085,000	2,077,181
UPC Holding BV, 9.875%, 04/15/18, Callable 04/15/14 @ 104.94(a)	150,000	150,000
Zayo Group LLC, 10.250%, 03/15/17, Callable 03/15/13 @ 105.13	2,600,000	2,710,500

		4,937,681

Investment Companies (0.8%)
Offshore Group Investments Ltd., 11.500%, 08/01/15, Callable 02/01/13 @ 108.62	2,640,000	2,719,200
Offshore Group Investments Ltd., 11.500%, 08/01/15, Callable 02/01/13 @ 108.62(a)	885,000	911,550

		3,630,750

Iron/Steel (0.9%)
APERAM, 7.375%, 04/01/16, Callable 10/01/13 @ 103.69(a)	750,000	660,000
APERAM, 7.750%, 04/01/18, Callable 04/01/15 @ 103.88(a)	750,000	652,500
JMC Steel Group, 8.250%, 03/15/18, Callable 03/15/14 @ 106.19(a)	2,975,000	2,796,500

		4,109,000

Leisure Time (0.2%)
ClubCorp Club Operations, Inc., 10.000%, 12/01/18, Callable 12/01/14 @ 105	1,000,000	885,000

Lodging (1.6%)
Harrahs Operating, Inc., 10.000%, 12/15/18, Callable 12/15/13 @ 105.19(f)	10,000,000	5,950,000
MCE Finance Ltd., 10.250%, 05/15/18, Callable 05/15/14 @ 105.13	675,000	715,500
Wynn Las Vegas LLC, 7.750%, 08/15/20, Callable 08/15/15 @ 103.88	590,000	619,500

		7,285,000

Machinery-Diversified (0.2%)
Manitowoc Co., Inc. (The), 8.500%, 11/01/20, Callable 11/01/15 @ 104.25	790,000	714,950

See Notes to Financial Statements.

SCHEDULES OF PORTFOLIO INVESTMENTS
RIDGEWORTH FUNDS  September 30, 2011
(Unaudited)

High Income Fund — continued

	Shares or
	Principal
	Amount($)	Value($)
Machinery-Diversified—continued

Terex Corp., 10.875%, 06/01/16, Callable 06/01/13 @ 105.44	200,000	212,000

		926,950

Media (1.0%)
CCO Holdings LLC / Cap Corp., 6.500%, 04/30/21, Callable 04/30/15 @ 104.88	1,755,000	1,658,475
CCO Holdings LLC / Cap Corp., 7.875%, 04/30/18, Callable 04/30/13 @ 105.91	735,000	747,863
Clear Channel Worldwide Holdings, Inc., Series REGS, 9.250%, 12/15/17, Callable 12/15/12 @ 106.94	215,000	218,225
Insight Communications, Inc., 9.375%, 07/15/18, Callable 07/15/13 @ 107.03(a)	1,330,000	1,489,600
Sirius XM Radio, Inc., 9.750%, 09/01/15, Callable 09/01/12 @ 104.88(a)	450,000	487,125

		4,601,288

Mining (1.1%)
Consolidated Minerals Ltd., 8.875%, 05/01/16, Callable 05/01/14 @ 104.44(a)	2,125,000	1,811,563
Novelis, Inc., 8.750%, 12/15/20, Callable 12/15/15 @ 104.38	1,210,000	1,185,800
Teck Cominco Ltd., 6.125%, 10/01/35	530,000	562,124
Thompson Creek Metals Co., Inc., 7.375%, 06/01/18, Callable 06/01/14 @ 105.53(a)	790,000	711,000
Vulcan Materials Co., 7.500%, 06/15/21(f)	940,000	876,938

		5,147,425

Miscellaneous Manufacturer (0.4%)
Amsted Industries, Inc., 8.125%, 03/15/18, Callable 03/15/14 @ 104.06(a)	650,000	672,750
Griffon Corp., 7.125%, 04/01/18, Callable 04/01/14 @ 105.34	1,210,000	1,067,825

		1,740,575

Oil & Gas (5.8%)
CITGO Petroleum Corp., 11.500%, 07/01/17, Callable 07/01/14 @ 105.75(a)	2,475,000	2,796,750
Coffeyville Resources LLC, 10.875%, 04/01/17, Callable 04/01/13 @ 108.16(a)	2,300,000	2,564,500
Comstock Resources, Inc., 7.750%, 04/01/19, Callable 04/01/15 @ 103.88	2,160,000	2,019,600
Connacher Oil and Gas Ltd., 8.500%, 08/01/19, Callable 08/01/15 @ 104.25(a)	4,500,000	3,465,000
Linn Energy LLC/Finance Corp., 6.500%, 05/15/19, Callable 05/15/15 @ 103.25(a)	3,335,000	3,068,200
Linn Energy LLC/Finance Corp., 8.625%, 04/15/20, Callable 04/15/15 @ 104.31	855,000	880,650
RDS Ultra-Deepwater Ltd., 11.875%, 03/15/17, Callable 03/15/14 @ 105.94(a)	750,000	785,625
United Refining Co., 10.500%, 02/28/18, Callable 02/28/15 @ 105.25	11,010,000	10,349,400
Western Refining, Inc., 11.250%, 06/15/17, Callable 06/15/13 @ 105.62(a)	40,000	43,200

		25,972,925

See Notes to Financial Statements.

SCHEDULES OF PORTFOLIO INVESTMENTS
RIDGEWORTH FUNDS  September 30, 2011
(Unaudited)

High Income Fund — continued

	Shares or
	Principal
	Amount($)	Value($)
Oil & Gas Services (1.8%)
American Petroleum Tankers LLC, 10.250%, 05/01/15, Callable 05/01/12 @ 105.13	453,000	447,337
Cie Generale de Geophysique — Veritas, 6.500%, 06/01/21, Callable 06/01/16 @ 103.25(a)	4,500,000	4,050,000
Exterran Holdings, Inc., 7.250%, 12/01/18, Callable 12/01/13 @ 105.44(a)	1,580,000	1,516,800
Oil States International, Inc., 6.500%, 06/01/19, Callable 06/01/14 @ 104.88(a)	2,140,000	2,091,850

		8,105,987

Packaging & Containers (0.1%)
Plastipak Holdings, Inc., 10.625%, 08/15/19, Callable 08/15/14 @ 105.31(a)	285,000	296,400
Smurfit-Stone Container Corp., 8.000%, 03/15/17(e)	2,230,000	44,600
Smurfit-Stone Container Corp., 8.250%, 10/01/12	2,465,000	49,300

		390,300

Pharmaceuticals (2.5%)
ConvaTec Healthcare, 10.500%, 12/15/18, Callable 12/15/14 @ 105.25(a)	10,920,000	9,609,600
Endo Pharmaceuticals Holdings, Inc., 7.000%, 07/15/19, Callable 07/15/15 @ 103.50(a)	675,000	677,531
Endo Pharmaceuticals Holdings, Inc., 7.250%, 01/15/22, Callable 07/15/16 @ 103.63(a)	940,000	942,350

		11,229,481

Pipelines (0.2%)
Genesis Energy LP, 7.875%, 12/15/18, Callable 12/15/14 @ 103.94(a)	860,000	817,000

Real Estate Investment Trusts (0.5%)
Reckson Operating Partnership LP, 7.750%, 03/15/20	935,000	1,056,798
Rouse Co. LP (The), 6.750%, 11/09/15, Callable 05/09/13 @ 103.38	1,145,000	1,139,275

		2,196,073

Retail (1.0%)
Gymboree Corp., 9.125%, 12/01/18, Callable 12/01/14 @ 104.56(f)	1,690,000	1,250,600
Sears Holdings Corp., 6.625%, 10/15/18	3,725,000	3,073,125

		4,323,725

Semiconductors (0.8%)
Advanced Micro Devices, Inc., 8.125%, 12/15/17, Callable 12/15/13 @ 104.06	1,090,000	1,090,000
Freescale Semiconductor, Inc., 8.050%, 02/01/20, Callable 06/01/15 @ 104.03(f)	1,370,000	1,239,850
MEMC Electronic Materials, Inc., 7.750%, 04/01/19, Callable 04/01/14 @ 105.81(a)(d)	1,400,000	1,197,000

		3,526,850

Shipbuilding (1.8%)
Huntington Ingalls Industries, Inc., 6.875%, 03/15/18, Callable 03/15/15 @ 103.44(a)	3,910,000	3,636,300
Huntington Ingalls Industries, Inc., 7.125%, 03/15/21, Callable 03/15/16 @ 103.56(a)	4,575,000	4,243,312

		7,879,612

Storage/Warehousing (0.2%)
Niska Gas Storage US LLC / Niska Gas Storage Canada ULC, 8.875%, 03/15/18, Callable 03/15/14 @ 104.44	1,100,000	1,089,000

See Notes to Financial Statements.

SCHEDULES OF PORTFOLIO INVESTMENTS
RIDGEWORTH FUNDS  September 30, 2011
(Unaudited)

High Income Fund — continued

	Shares or
	Principal
	Amount($)	Value($)
Telecommunication Services (17.5%)
Cequel Communications Holdings I LLC, 8.625%, 11/15/17, Callable 11/15/12 @ 106.47(a)	1,880,000	1,861,200
Cricket Communications, Inc., 7.750%, 10/15/20, Callable 10/15/15 @ 103.88(a)	2,795,000	2,403,700
EH Holding Corp., 6.500%, 06/15/19(a)	1,045,000	1,005,813
EH Holding Corp., 7.625%, 06/15/21(a)	1,150,000	1,106,875
GeoEye, Inc., 8.625%, 10/01/16, Callable 10/01/13 @ 104.31	640,000	646,400
GeoEye, Inc., 9.625%, 10/01/15, Callable 10/01/13 @ 104.81	325,000	354,250
Global Crossing (UK) Finance PLC, 10.750%, 12/15/14, Callable 11/03/11 @ 103.58	895,000	903,950
Global Crossing Ltd., 9.000%, 11/15/19, Callable 11/15/14 @ 104.50(a)	4,500,000	5,332,500
Global Crossing Ltd., 12.000%, 09/15/15, Callable 09/15/12 @ 106	370,000	419,488
Integra Telecom, Inc., 10.750%, 04/15/16, Callable 04/15/13 @ 105.38(a)	625,000	553,125
Intelsat Bermuda Ltd., 11.250%, 02/04/17, Callable 02/15/13 @ 105.62	7,570,000	6,566,975
Intelsat Luxembourg SA, PIK, 11.500%, 02/04/17, Callable 02/15/13 @ 105.75(a)	3,685,000	3,169,100
Level 3 Financing, Inc., 8.125%, 07/01/19, Callable 07/01/15 @ 104.06(a)	3,000,000	2,651,250
Level 3 Financing, Inc., 9.250%, 11/01/14, Callable 12/01/11 @ 102.31	1,291,000	1,274,862
Level 3 Financing, Inc., 9.375%, 04/01/19, Callable 04/01/15 @ 104.69(a)	2,665,000	2,478,450
Level 3 Financing, Inc., 10.000%, 02/01/18, Callable 02/01/14 @ 105	2,150,000	2,064,000
Level 3 Financing, Inc., 11.875%, 02/01/19, Callable 02/01/15 @ 105.94(a)	6,740,000	6,403,000
NII Capital Corp., 7.625%, 04/01/21, Callable 04/01/16 @ 103.81	1,280,000	1,270,400
Nortel Networks Ltd., 10.750%, 07/15/16, Callable 11/17/11 @ 105.38(e)(f)	8,000,000	8,640,000
PAETEC Holding Corp., 8.875%, 06/30/17, Callable 06/30/13 @ 104.44	980,000	1,029,000
Satmex Escrow SA de CV, 9.500%, 05/15/17, Callable 05/15/14 @ 104.75(a)(f)	1,405,000	1,355,825
Sprint Capital Corp., 6.875%, 11/15/28	3,545,000	2,649,887
Sprint Capital Corp., 6.900%, 05/01/19(g)	6,459,000	5,554,740
Sprint Capital Corp., 8.750%, 03/15/32	240,000	208,500
Telcordia Technologies, Inc., 11.000%, 05/01/18, Callable 05/01/14 @ 105.50(a)	4,700,000	5,851,500
Trilogy International Partners LLC, 10.250%, 08/15/16, Callable 08/15/13 @ 105.13(a)(d)	5,105,000	5,002,900
US West Capital Funding, Inc., 6.875%, 07/15/28	1,635,000	1,414,275
Wind Acquisition Finance Holdings, PIK, 12.250%, 07/15/17, Callable 07/15/13 @ 106.12(a)	4,518,962	3,524,790
Wind Acquisition Finance SA, 7.250%, 02/15/18, Callable 11/15/13 @ 105.44(a)	3,000,000	2,561,250

See Notes to Financial Statements.

SCHEDULES OF PORTFOLIO INVESTMENTS
RIDGEWORTH FUNDS  September 30, 2011
(Unaudited)

High Income Fund — continued

	Shares or
	Principal
	Amount($)	Value($)
Telecommunication Services—continued

Wind Acquisition Finance SA, 11.750%, 07/15/17, Callable 07/15/13 @ 105.88(a)	100,000	85,000

		78,343,005

Transportation (1.6%)
Aircastle Ltd., 9.750%, 08/01/18, Callable 08/01/14 @ 104.88	600,000	618,000
CHC Helicopter SA, 9.250%, 10/15/20, Callable 04/15/15 @ 104.63(a)	6,150,000	5,227,500
CMA CGM SA, 8.500%, 04/15/17, Callable 04/15/14 @ 104.25(a)	2,275,000	921,375
Martin Midstream Partners LP, 8.875%, 04/01/18, Callable 04/01/14 @ 104.44	400,000	396,000

		7,162,875

Trucking & Leasing (1.1%)
Aviation Capital Group Corp., 6.750%, 04/06/21(a)	5,000,000	4,810,550

Total Corporate Bonds (Cost $406,475,605)		374,439,583

Convertible Corporate Bond (0.1%)
Healthcare — Services (0.1%)
LifePoint Hospitals, Inc., 3.500%, 05/15/14	600,000	607,500

Total Convertible Corporate Bond (Cost $509,985)		607,500

U.S. Treasury Obligation (0.2%)
U.S. Treasury Bill (0.2%)
0.012%, 12/01/11(g)	700,000	699,986

Total U.S. Treasury Obligation (Cost $699,989)		699,986

Preferred Stocks (1.7%)
Diversified Financial Services (1.7%)
Citigroup Capital XII, 8.500%, 03/30/40, Callable 03/30/15 @ 25	30,000	753,000
GMAC Capital Trust I, Ser 2, 8.125%, 02/15/40, Callable 02/15/16 @ 25	380,035	6,935,639

		7,688,639

Total Preferred Stocks (Cost $10,278,306)		7,688,639

Convertible Preferred Stock (1.1%)
Auto Manufacturers (1.1%)
General Motors Co., Ser B, 4.750%, 12/01/13	145,300	5,097,124

Total Convertible Preferred Stock (Cost $6,974,464)		5,097,124

Warrants (0.9%)
Auto Manufacturers (0.9%)
General Motors Co. Expires at 07/10/16 at 10.00 USD*(f)	196,033	2,281,824
General Motors Co. Expires at 07/10/19 at 18.33 USD*(f)	196,033	1,554,542

		3,836,366

Total Warrants (Cost $8,425,489)		3,836,366

Units (0.0%)
Commercial Services (0.0%)
Alion Science Technology Corp.*(h)(i)	200	—

Total Units (Cost $13,410)		—

Common Stocks (1.2%)
Auto Manufacturers (1.2%)
Ford Motor Co.*	118,279	1,143,758
General Motors Co.*(f)	215,635	4,351,514

		5,495,272

Total Common Stocks (Cost $8,937,432)		5,495,272

Short-Term Investment (10.2%)
RidgeWorth Funds Securities Lending Joint Account(j)	45,288,781	45,288,781

Total Short-Term Investment (Cost $45,288,781)		45,288,781

See Notes to Financial Statements.

SCHEDULES OF PORTFOLIO INVESTMENTS
RIDGEWORTH FUNDS  September 30, 2011
(Unaudited)

High Income Fund — concluded

	Shares or
	Principal
	Amount($)	Value($)
Money Market Fund (4.2%)
State Street Institutional Treasury Money Market Fund, Institutional Class, 0.00%(k)	18,611,544	18,611,544

Total Money Market Fund (Cost $18,611,544)		18,611,544

Total Investments (Cost $523,259,592) — 106.7%		476,842,406
Liabilities in excess of other assets — (6.7)%		(29,803,778)

Net Assets — 100.0%		$447,038,628

*	Non-income producing security.

(a)	Rule 144A, Section 4(2) or other security which is restricted as to resale to institutional investors. The Fund’s adviser/subadviser has deemed this security to be liquid based upon procedures approved by the Board of Trustees. These securities represent 45.6% of net assets as of September 30, 2011.

(b)	Variable or floating rate security. Rate disclosed is as of September 30, 2011.

(c)	All or a portion of this security has been purchased on a when-issued or delayed-delivery basis.

(d)	The Fund’s adviser/subadviser has deemed this security to be illiquid based upon procedures approved by the Board of Trustees.

(e)	Security is in default.

(f)	The security or a partial position of the security was on loan as of September 30, 2011. The total value of securities on loan as of September 30, 2011 was $44,023,786.

(g)	All or a portion of this security has been segregated in connection with obligations for when-issued or delayed-delivery purchase commitments.

(h)	Valued at fair value using procedures approved by the Board. Fair valued securities held by the Fund represent 0.1% of net assets as of September 30, 2011.

(i)	Each unit consists of $1,000 principal amount of 12.00% senior secured notes due on November 1, 2014 and one warrant to purchase 1.9439 shares of common stock.

(j)	Purchased with cash collateral held from securities lending. The value of the collateral could include collateral held for securities that were sold on or before September 30, 2011 (See Notes to Financial Statements).

(k)	Rate disclosed, the 7 day net yield, is as of September 30, 2011.

Investment Abbreviations

PIK	— Payment in-kind

ULC	— Unlimited Liability Company

Credit Default Swap Agreements — Sell Protection

					Upfront
					Payments
		Notional	Fixed	Expiration	Made		Unrealized
Underlying Instrument	Counterparty	Amount($)	Rate(%)	Date	(Received)($)	Value($)	Depreciation($)
CDX.NA.HY.16	JPMorgan	8,000,000	5.000	06/20/16	33,578	(720,463)	(754,041)

The notional amount represents the maximum potential amount the Fund could be required to make as seller of credit protection if a credit event occurs, as defined under the terms of swap agreement, for each security included in the CDX.NA.HY.16.

At September 30, 2011, liquid assets totaling $602,958 have been designated as collateral for open swap agreements.

See Notes to Financial Statements.

SCHEDULES OF PORTFOLIO INVESTMENTS
RIDGEWORTH FUNDS  September 30, 2011
(Unaudited)

Intermediate Bond Fund

	Shares or
	Principal
	Amount($)	Value($)
Collateralized Mortgage Obligations (1.6%)
Agency Collateralized CMO (1.5%)
Federal National Mortgage Association, Ser 2011-46, Cl B, 3.000%, 05/25/26	17,592,000	18,040,286

Commercial MBS (0.1%)
LB-UBS Commercial Mortgage Trust, Ser 2005-C7, Cl A3, 5.611%, 11/15/30(b)	1,753,000	1,790,798

Total Collateralized Mortgage Obligations (Cost $17,293,600)		19,831,084

Corporate Bonds (34.4%)
Aerospace/Defense (0.6%)
Boeing Co. (The), 5.125%, 02/15/13	243,000	256,705
United Technologies Corp., 6.125%, 02/01/19	6,172,000	7,568,576

		7,825,281

Auto Manufacturers (0.2%)
Daimler Finance N.A. LLC, 3.875%, 09/15/21(c)	2,873,000	2,802,692

Banks (1.9%)
Bank of Nova Scotia, 2.375%, 12/17/13	2,500,000	2,569,958
Bank of Nova Scotia, 3.400%, 01/22/15	3,264,000	3,434,903
HSBC Bank PLC, 3.100%, 05/24/16(c)	2,057,000	2,045,016
HSBC Bank PLC, 3.500%, 06/28/15(c)	3,280,000	3,328,324
JPMorgan Chase & Co., 4.400%, 07/22/20	5,068,000	5,127,488
JPMorgan Chase & Co., 6.300%, 04/23/19	901,000	1,019,327
Northern Trust Corp., 4.625%, 05/01/14	667,000	719,078
Northern Trust Corp., 5.200%, 11/09/12	2,995,000	3,143,621
Toronto-Dominion Bank (The), 2.500%, 07/14/16	1,698,000	1,742,861

		23,130,576

Beverages (0.5%)
Anheuser-Busch InBev Worldwide, Inc., 3.000%, 10/15/12	4,385,000	4,476,081
Diageo Capital PLC, 5.200%, 01/30/13	1,305,000	1,375,689

		5,851,770

Biotechnology (0.1%)
Life Technologies Corp., 5.000%, 01/15/21, Callable 10/15/20 @ 100	1,128,000	1,167,893

Chemicals (1.5%)
Air Products & Chemicals, Inc., 4.150%, 02/01/13	1,300,000	1,357,963
E.I. du Pont de Nemours & Co., 4.250%, 04/01/21	2,193,000	2,403,100
E.I. du Pont de Nemours & Co., 5.000%, 07/15/13	2,664,000	2,858,424
Praxair, Inc., 1.750%, 11/15/12	7,212,000	7,300,470
Praxair, Inc., 4.625%, 03/30/15	3,631,000	4,006,685

		17,926,642

Computers (1.3%)
Hewlett-Packard Co., 4.375%, 09/15/21	5,321,000	5,405,519
Hewlett-Packard Co., 4.500%, 03/01/13	1,139,000	1,188,221
Hewlett-Packard Co., 6.125%, 03/01/14	157,000	171,636
IBM Corp., 7.625%, 10/15/18	7,221,000	9,577,183

		16,342,559

Diversified Financial Services (5.0%)
ABB Treasury Center USA, Inc., 4.000%, 06/15/21(c)	3,551,000	3,571,290
CME Group, Inc., 5.400%, 08/01/13	2,313,000	2,475,627
CME Group, Inc., 5.750%, 02/15/14	3,936,000	4,322,740
ERAC USA Finance LLC, 5.250%, 10/01/20(c)	3,037,000	3,326,541
ERAC USA Finance LLC, 5.600%, 05/01/15(c)	1,641,000	1,820,422

See Notes to Financial Statements.

SCHEDULES OF PORTFOLIO INVESTMENTS
RIDGEWORTH FUNDS  September 30, 2011
(Unaudited)

Intermediate Bond Fund — continued

	Shares or
	Principal
	Amount($)	Value($)
Diversified Financial Services—continued

ERAC USA Finance LLC, 5.800%, 10/15/12(c)	2,096,000	2,183,986
Ford Motor Credit Co. LLC, 5.000%, 05/15/18	6,140,000	5,930,724
Jefferies Group, Inc., 5.875%, 06/08/14	2,050,000	2,150,817
Jefferies Group, Inc., 8.500%, 07/15/19	2,632,000	2,927,260
Lazard Group LLC, 6.850%, 06/15/17	405,000	445,945
Lazard Group LLC, 7.125%, 05/15/15	2,745,000	3,031,784
MassMutual Global Funding LLC, 2.300%, 09/28/15(c)	2,796,000	2,806,807
NASDAQ OMX Group, Inc. (The), 5.550%, 01/15/20	3,304,000	3,308,467
PACCAR Financial Corp., 1.550%, 09/29/14, MTN	4,521,000	4,518,631
TIAA Global Markets, Inc., 5.125%, 10/10/12(c)	4,019,000	4,171,131
Toyota Motor Credit Corp., 3.200%, 06/17/15, MTN	1,932,000	2,027,091
Woodside Finance Ltd., 4.600%, 05/10/21, Callable 02/10/21 @ 100(c)	6,811,000	7,036,090
Woodside Finance Ltd., 8.125%, 03/01/14(c)	3,378,000	3,821,525

		59,876,878

Electric (1.4%)
Alabama Power Co., 5.800%, 11/15/13	2,496,000	2,745,408
Dominion Resources, Inc., 1.950%, 08/15/16	1,534,000	1,527,063
Duke Energy Carolinas LLC, 4.300%, 06/15/20	1,017,000	1,123,385
Exelon Generation Co. LLC, 6.200%, 10/01/17	2,774,000	3,127,918
Georgia Power Co., 6.000%, 11/01/13	1,562,000	1,717,555
MidAmerican Energy Holdings Co., Ser D, 5.000%, 02/15/14	3,355,000	3,612,694
Southern California Edison Co., 5.750%, 03/15/14	2,913,000	3,229,978

		17,084,001

Electronics (0.1%)
Thermo Fisher Scientific, Inc., 2.250%, 08/15/16	1,427,000	1,446,881

Food (0.7%)
Kellogg Co., 4.250%, 03/06/13	2,001,000	2,091,437
Kraft Foods, Inc., 5.375%, 02/10/20	3,962,000	4,483,879
Kroger Co. (The), 7.500%, 01/15/14	1,763,000	1,994,348

		8,569,664

Healthcare — Products (0.5%)
Becton Dickinson and Co., 3.250%, 11/12/20	1,284,000	1,314,736
Covidien International Finance SA, 6.000%, 10/15/17	2,715,000	3,223,921
Stryker Corp., 2.000%, 09/30/16	2,110,000	2,120,175

		6,658,832

Healthcare — Services (1.0%)
Roche Holdings, Inc., 6.000%, 03/01/19(c)	9,449,000	11,544,628

Insurance (1.7%)
Berkshire Hathaway, Inc., 3.200%, 02/11/15	5,660,000	5,950,760
Berkshire Hathaway, Inc., 4.600%, 05/15/13	2,524,000	2,661,162
Fairfax Financial Holdings Ltd., 5.800%, 05/15/21(c)	2,618,000	2,492,242
Nationwide Financial Services, Inc., 5.375%, 03/25/21(c)	5,795,000	5,667,602
OneBeacon U.S. Holdings, Inc., 5.875%, 05/15/13	2,186,000	2,240,501

See Notes to Financial Statements.

SCHEDULES OF PORTFOLIO INVESTMENTS
RIDGEWORTH FUNDS  September 30, 2011
(Unaudited)

Intermediate Bond Fund — continued

	Shares or
	Principal
	Amount($)	Value($)
Insurance—continued

Progressive Corp. (The), 3.750%, 08/23/21	995,000	1,014,935

		20,027,202

Media (1.4%)
Comcast Corp., 4.950%, 06/15/16	1,759,000	1,948,874
NBCUniversal Media LLC, 4.375%, 04/01/21	4,619,000	4,744,341
Thomson Reuters Corp., 5.950%, 07/15/13	526,000	568,310
Time Warner Cable, Inc., 5.850%, 05/01/17	5,275,000	5,861,380
Time Warner Cable, Inc., 8.250%, 02/14/14	2,861,000	3,251,724
Time Warner, Inc., 4.875%, 03/15/20	616,000	655,289

		17,029,918

Mining (1.5%)
Barrick (PD) Australia Finance Property Ltd., 4.950%, 01/15/20	4,050,000	4,390,483
Barrick International Barbados Corp., 5.750%, 10/15/16(c)	1,925,000	2,197,540
Kinross Gold Corp., 5.125%, 09/01/21(c)	6,378,000	6,327,218
Newmont Mining Corp., 5.125%, 10/01/19	4,831,000	5,258,756

		18,173,997

Miscellaneous Manufacturer (1.5%)
3M Co., 1.375%, 09/29/16	2,005,000	1,994,155
Danaher Corp., 3.900%, 06/23/21, Callable 03/23/21 @ 100	2,569,000	2,763,124
General Electric Co., 5.000%, 02/01/13	2,913,000	3,050,872
General Electric Co., 5.250%, 12/06/17	1,788,000	1,986,583
Illinois Tool Works, Inc., 6.250%, 04/01/19	4,710,000	5,851,996
Siemens Financieringsmaatschappij NV, 5.750%, 10/17/16(c)	2,283,000	2,660,905

		18,307,635

Office/Business Equipment (0.4%)
Xerox Corp., 5.500%, 05/15/12	1,972,000	2,026,595
Xerox Corp., 6.350%, 05/15/18	2,571,000	2,922,330

		4,948,925

Oil & Gas (0.6%)
Ensco PLC, 4.700%, 03/15/21	4,085,000	4,163,579
Statoil ASA, 3.125%, 08/17/17	881,000	933,186
Total Capital SA, 3.000%, 06/24/15	1,920,000	2,029,645

		7,126,410

Oil & Gas Services (0.6%)
Schlumberger Investment SA, 3.300%, 09/14/21(c)	3,378,000	3,381,368
Weatherford International Ltd., 4.950%, 10/15/13	1,160,000	1,227,111
Weatherford International Ltd., 5.125%, 09/15/20	2,384,000	2,426,201

		7,034,680

Pharmaceuticals (2.4%)
Abbott Laboratories, 5.600%, 11/30/17	4,597,000	5,463,148
Express Scripts, Inc., 5.250%, 06/15/12	3,566,000	3,661,644
GlaxoSmithKline Capital, Inc., 5.650%, 05/15/18	3,182,000	3,847,840
Novartis Securities Investment Ltd., 5.125%, 02/10/19	2,269,000	2,678,450
Sanofi-Aventis SA, 4.000%, 03/29/21	5,105,000	5,537,664
Schering-Plough Corp., 6.000%, 09/15/17	3,425,000	4,174,606
Teva Pharmaceutical Finance II/III, 3.000%, 06/15/15	2,306,000	2,417,267

See Notes to Financial Statements.

SCHEDULES OF PORTFOLIO INVESTMENTS
RIDGEWORTH FUNDS  September 30, 2011
(Unaudited)

Intermediate Bond Fund — continued

	Shares or
	Principal
	Amount($)	Value($)
Pharmaceuticals—continued

Teva Pharmaceutical Finance LLC, 5.550%, 02/01/16	736,000	842,072

		28,622,691

Pipelines (2.8%)
El Paso Natural Gas Co., 5.950%, 04/15/17	597,000	671,586
El Paso Pipeline Partners Operating Co. LLC, 6.500%, 04/01/20	1,783,000	1,962,662
Energy Transfer Partners LP, 4.650%, 06/01/21, Callable 03/01/21 @ 100	2,213,000	2,100,693
Energy Transfer Partners LP, 6.700%, 07/01/18	4,349,000	4,867,857
Enterprise Products Operating LLC, 5.250%, 01/31/20	5,477,000	6,018,938
Enterprise Products Operating LLC, Ser G, 5.600%, 10/15/14	3,436,000	3,760,709
Rockies Express Pipeline LLC, 6.850%, 07/15/18(c)	2,458,000	2,582,692
Southern Natural Gas Co., 5.900%, 04/01/17(c)	374,000	419,502
TC Pipelines LP, 4.650%, 06/15/21	3,066,000	3,153,807
TransCanada PipeLines Ltd., 3.800%, 10/01/20	2,853,000	3,009,082
Transcontinental Gas Pipe Line Co. LLC, 6.050%, 06/15/18	1,074,000	1,241,113
Williams Partners LP, 4.125%, 11/15/20, Callable 08/15/20 @ 100	3,836,000	3,806,237

		33,594,878

Real Estate Investment Trusts (1.3%)
BioMed Realty LP, 3.850%, 04/15/16, Callable 03/15/16 @ 100	2,529,000	2,478,726
Digital Realty Trust LP, 4.500%, 07/15/15	5,955,000	6,077,387
Digital Realty Trust LP, 5.875%, 02/01/20	1,327,000	1,396,112
Healthcare Realty Trust, Inc., 6.500%, 01/17/17	5,605,000	6,050,474

		16,002,699

Retail (1.3%)
Family Dollar Stores, Inc., 5.000%, 02/01/21	1,828,000	1,790,824
Wal-Mart Stores, Inc., 4.250%, 04/15/21	6,756,000	7,565,416
Walgreen Co., 4.875%, 08/01/13	2,212,000	2,376,562
Wesfarmers Ltd., 6.998%, 04/10/13(c)	3,403,000	3,655,159

		15,387,961

Semiconductors (0.3%)
Analog Devices Inc., 3.000%, 04/15/16	971,000	1,006,508
Intel Corp., 1.950%, 10/01/16	2,334,000	2,350,840

		3,357,348

Software (1.0%)
Fiserv, Inc., 4.750%, 06/15/21	3,403,000	3,542,884
Oracle Corp., 5.750%, 04/15/18	6,793,000	8,093,404

		11,636,288

Telecommunication Services (1.9%)
AT&T, Inc., 3.875%, 08/15/21	3,194,000	3,285,537
AT&T, Inc., 4.950%, 01/15/13	2,785,000	2,916,842
CC Holdings GS V LLC/Crown Castle GS III Corp., 7.750%, 05/01/17, Callable 05/01/13 @ 103.88(c)	3,528,000	3,757,320

See Notes to Financial Statements.

SCHEDULES OF PORTFOLIO INVESTMENTS
RIDGEWORTH FUNDS  September 30, 2011
(Unaudited)

Intermediate Bond Fund — continued

	Shares or
	Principal
	Amount($)	Value($)
Telecommunication Services—continued

Cellco Partnership/Verizon Wireless Capital LLC, 5.550%, 02/01/14	2,155,000	2,357,661
Cisco Systems, Inc., 5.500%, 02/22/16	2,034,000	2,345,147
Juniper Networks, Inc., 3.100%, 03/15/16	665,000	680,326
Rogers Communications, Inc., 7.500%, 03/15/15	1,207,000	1,422,551
SBC Communications, Inc., 5.100%, 09/15/14	2,883,000	3,166,116
Verizon Communications, Inc., 5.250%, 04/15/13	2,453,000	2,607,804

		22,539,304

Transportation (0.2%)
United Parcel Service, Inc., 3.125%, 01/15/21	2,254,000	2,353,210

Trucking & Leasing (0.5%)
Aviation Capital Group, 7.125%, 10/15/20(c)	3,574,000	3,542,334
Aviation Capital Group Corp., 6.750%, 04/06/21(c)	2,256,000	2,170,520

		5,712,854

Water (0.2%)
Veolia Environment SA, 6.000%, 06/01/18	2,630,000	2,913,806

Total Corporate Bonds (Cost $386,787,530)		414,998,103

U.S. Government Agency Mortgages (7.3%)
Federal Home Loan Mortgage Corporation (3.1%)
3.000%, TBA, 15 Year Maturity(a)	36,616,000	37,502,796

Federal National Mortgage Association (2.9%)
Pool #469387, 2.600%, 10/01/18(a)	3,323,000	3,298,078

Pool #468958, 3.770%, 09/01/21	29,957,000	31,943,238

		35,241,316

Government National Mortgage Association (1.3%)
Pool #751387, 4.743%, 01/20/61	14,598,704	15,941,100

Total U.S. Government Agency Mortgages (Cost $85,874,975)		88,685,212

U.S. Treasury Obligations (52.5%)
U.S. Treasury Notes (52.5%)
0.750%, 11/30/11	128,822,000	128,962,931
0.875%, 02/29/12	132,042,000	132,469,816
1.250%, 10/31/15(d)	114,247,000	116,665,837
1.750%, 05/31/16	116,794,000	121,456,417
2.750%, 02/15/19	41,908,000	45,561,875
3.375%, 11/15/19	37,469,000	42,492,169
2.125%, 08/15/21	45,491,000	46,294,371

		633,903,416

Total U.S. Treasury Obligations (Cost $615,570,210)		633,903,416

Units (0.0%)
Commercial Services (0.0%)
Alion Science Technology Corp.*(e)(f)	65	—

Total Units (Cost $4,358)		—

Money Market Fund (7.4%)
State Street Institutional Treasury Money Market Fund, Institutional Class, 0.00%(g)	88,873,481	88,873,481

Total Money Market Fund (Cost $88,873,481)		88,873,481

Total Investments (Cost $1,194,404,154) — 103.2%		1,246,291,296
Liabilities in excess of other assets — (3.2)%		(39,087,725)

Net Assets — 100.0%		$1,207,203,571

*	Non-income producing security.

(a)	All or a portion of this security has been purchased on a when-issued or delayed-delivery basis.

(b)	Variable or floating rate security. Rate disclosed is as of September 30, 2011.

(c)	Rule 144A, Section 4(2) or other security which is restricted as to resale to institutional investors. The Fund’s adviser/subadviser has deemed this security to be liquid based upon procedures approved by the Board of Trustees. These securities represent 7.2% of net assets as of September 30, 2011.

See Notes to Financial Statements.

SCHEDULES OF PORTFOLIO INVESTMENTS
RIDGEWORTH FUNDS  September 30, 2011
(Unaudited)

Intermediate Bond Fund — concluded

(d)	All or a portion of this security has been segregated in connection with obligations for when-issued or delayed-delivery purchase commitments.

(e)	Valued at fair value using procedures approved by the Board. Fair valued securities held by the Fund represent 0.0% of net assets as of September 30, 2011.

(f)	Each unit consists of $1,000 principal amount of 12.000% senior secured notes due on November 1, 2014 and one warrant to purchase 1.9439 shares of common stock.

(g)	Rate disclosed, the 7 day net yield, is as of September 30, 2011.

Investment Abbreviations

MTN	— Medium Term Note

TBA	— To Be Announced. Securities purchased on a forward commitment basis with an appropriate principal amount and no definitive maturity date. The actual principal and maturity date will be determined upon settlement date.

See Notes to Financial Statements.

SCHEDULES OF PORTFOLIO INVESTMENTS
RIDGEWORTH FUNDS  September 30, 2011
(Unaudited)

Investment Grade Tax-Exempt Bond Fund

	Shares or
	Principal
	Amount($)	Value($)
Municipal Bonds (93.8%)
Alabama (1.1%)
Birmingham Special Care Facilities Financing Authority Health Care Facilities, Children’s Hospital of Alabama, RB, 6.000%, 06/01/39, Callable 06/01/19 @ 100, AGC	9,000,000	9,913,410

Alaska (5.3%)
Matanuska-Susitna Borough Lease, Goose Creek Correctional Center, RB, 5.500%, 09/01/23, Callable 09/01/19 @ 100, AGC	18,000,000	20,989,080
Matanuska-Susitna Borough Lease, Goose Creek Correctional Center, RB, 6.000%, 09/01/28, Callable 09/01/19 @ 100, AGC	15,500,000	18,008,210
Matanuska-Susitna Borough Lease, Goose Creek Correctional Center, RB, 6.000%, 09/01/32, Callable 09/01/19 @ 100, AGC	7,250,000	8,257,315

		47,254,605

California (13.1%)
California Health Facilities Financing Authority, Ser C, RB, 6.250%, 10/01/24, Callable 10/01/18 @ 100	3,500,000	4,124,120
California Health Facilities Financing Authority, Ser C, RB, 6.500%, 10/01/33, Callable 10/01/18 @ 100	6,500,000	7,432,815
California Health Facilities Financing Authority, Ser C, RB, 6.500%, 10/01/38, Callable 10/01/18 @ 100	100,000	133,395
California Health Facilities Financing Authority, Ser C, RB, 6.500%, 10/01/38, Callable 10/01/18 @ 100	5,400,000	6,080,562
California State, GO, 5.000%, 09/01/30, Callable 09/01/21 @ 100	12,605,000	13,217,477
California State, GO, 6.500%, 04/01/33, Callable 04/01/19 @ 100(a)	24,500,000	28,835,765
Los Angeles California Community College District, Ser A, GO, 6.000%, 08/01/33, Callable 08/01/19 @ 100	10,000,000	11,536,900
Los Angeles California Wastewater System, Ser A, RB, 5.750%, 06/01/34, Callable 06/01/19 @ 100	5,000,000	5,686,600
Orange County Loma Ridge, COP, 6.000%, 06/01/21, Pre-refunded 06/01/19 @ 100, AMBAC	895,000	1,081,536
Port of Oakland, Ser O, AMT, RB, 5.000%, 05/01/23, Callable 05/01/21 @ 100	5,250,000	5,514,967
San Diego County Water Authority, Ser A, RB, 5.000%, 05/01/22, Callable 05/01/21 @ 100	10,015,000	11,878,191
University of California, Ser O, RB, 5.750%, 05/15/27, Callable 05/15/19 @ 100	3,000,000	3,524,940
University of California, Ser O, RB, 5.750%, 05/15/28, Callable 05/15/19 @ 100	10,000,000	11,661,300
University of California, Ser O, RB, 5.750%, 05/15/29, Callable 05/15/19 @ 100	5,095,000	5,904,188

		116,612,756

See Notes to Financial Statements.

SCHEDULES OF PORTFOLIO INVESTMENTS
RIDGEWORTH FUNDS  September 30, 2011
(Unaudited)

Investment Grade Tax-Exempt Bond Fund — continued

	Shares or
	Principal
	Amount($)	Value($)
Connecticut (0.2%)
Connecticut State Health & Educational Facilities Authority, Ascension Health Credit Group, RB, 3.500%, 11/15/29, Mandatory Put 02/01/12 @ 100(b)	1,395,000	1,409,954

District of Columbia (1.0%)
District of Columbia, Income Tax, Ser A, RB, 5.500%, 12/01/30, Callable 12/01/19 @ 100	8,000,000	9,146,240

Florida (7.6%)
Brevard County Utility Authority, RB, 5.250%, 03/01/13, Callable 03/01/12 @ 100, NATL-RE/FGIC	1,000,000	1,020,710
Brevard County Utility Authority, RB, 5.250%, 03/01/14, Callable 03/01/12 @ 100, NATL-RE/FGIC	1,000,000	1,020,710
Florida State Board of Education, Capital Outlay, Public Education Project, GO, 9.125%, 06/01/14, ETM	950,000	1,146,935
Florida State Board of Education, Capital Outlay, Public Education Project, Ser A, GO, 5.000%, 06/01/13	7,755,000	8,340,735
Florida State Board of Education, Capital Outlay, Public Education Project, Ser B, GO, 5.375%, 06/01/18, Callable 06/01/12 @ 101, NATL-RE/FGIC	2,130,000	2,224,380
Florida State Board of Education, Lottery, Ser A, RB, 5.375%, 07/01/15, Economically defeased 07/01/12 @ 101, NATL-RE/FGIC	3,500,000	3,663,415
Florida State Board of Education, Lottery Revenue, Capital Outlay, Public Education Project, Ser A, GO, 5.000%, 06/01/20, Callable 06/01/15 @ 101, NATL-RE FGIC	5,320,000	5,991,650
Florida State Board of Education, Lottery Revenue, Ser A, RB, 5.000%, 07/01/15	6,210,000	7,059,776
Florida State Board of Education, Lottery Revenue, Ser A, RB, 5.000%, 07/01/18	11,530,000	13,549,134
Florida State Board of Education, Lottery Revenue, Ser A, RB, 5.000%, 07/01/21	3,090,000	3,626,208
Highlands County Health Facilities Authority, Adventist Health, Ser G, RB, 5.125%, 11/15/18, Callable 11/15/16 @ 100(b)	2,900,000	3,264,414
Lee County Memorial Health Systems Hospital, Ser A, RB, 5.750%, 04/01/15, Callable 04/01/12 @ 100, AGM	1,000,000	1,024,840
Miami-Dade County, Building Better Communities Program, Ser B, GO, 6.000%, 07/01/23, Callable 07/01/18 @ 100	2,000,000	2,284,060
Miami-Dade County, Building Better Communities Program, Ser B, GO, 6.125%, 07/01/25, Callable 07/01/18 @ 100	3,000,000	3,403,950
Polk County School District Sales Tax Authority, RB, 5.250%, 10/01/15, Callable 10/01/14 @ 100, AGM	2,000,000	2,187,480

See Notes to Financial Statements.

SCHEDULES OF PORTFOLIO INVESTMENTS
RIDGEWORTH FUNDS  September 30, 2011
(Unaudited)

Investment Grade Tax-Exempt Bond Fund — continued

	Shares or
	Principal
	Amount($)	Value($)
Florida—continued

Tampa Bay Water Regional Water Supply Authority Utility System Revenue, Ser B, RB, 5.000%, 10/01/18	5,150,000	6,197,046
Tampa Sales Tax Authority, Ser A, RB, 5.375%, 10/01/14, Pre-refunded 10/01/2011 @ 101, AMBAC	1,640,000	1,656,630

		67,662,073

Georgia (2.1%)
Fulton County Water & Sewer Revenue, RB, 5.000%, 01/01/19	3,500,000	4,143,230
Fulton County Water & Sewer Revenue, RB, 5.000%, 01/01/20	3,570,000	4,249,264
Georgia State, Ser C, GO, 5.500%, 07/01/15, Callable 07/01/14 @ 100	5,595,000	6,320,951
Henry County School District, GO, 5.000%, 08/01/13, NATL-RE/FGIC	4,030,000	4,365,659

		19,079,104

Illinois (2.8%)
Chicago O’ Hare International Airport, AMT, RB, 5.000%, 01/01/17	3,645,000	4,035,890
Chicago O’ Hare International Airport, AMT, RB, 5.000%, 01/01/18	2,000,000	2,209,600
Chicago O’ Hare International Airport, Third Lien, Ser D, RB, 5.250%, 01/01/19, Callable 01/01/15 @ 100, NATL-RE, AMT	7,680,000	8,157,389
Grundy Kendall & Will Counties Community School District No. 201, GO, 5.750%, 10/15/21, Callable 10/15/18 @ 100, AGS	4,340,000	5,071,160
Illinois State Sales Tax, First Ser, RB, 5.000%, 06/15/22, Callable 06/15/13 @ 100(a)	2,975,000	3,123,571
University of Illinois, Auxiliary Facilities System, Ser A, RB, 5.750%, 04/01/38, Callable 04/01/19 @ 100	2,000,000	2,177,600

		24,775,210

Kansas (3.4%)
Kansas State Development Finance Authority, Adventist Bolingbrook Hospital, Ser D, RB, 5.000%, 11/15/22, Callable 11/15/17 @ 100	2,000,000	2,196,160
Kansas State Development Finance Authority, Adventist Bolingbrook Hospital, RB, 5.750%, 11/15/38, Callable 11/15/19 @ 100(a)	26,090,000	28,361,395

		30,557,555

Kentucky (0.4%)
Louisville & Jefferson County Regional Airport Authority System, Ser C, RB, 5.500%, 07/01/15, Callable 07/01/13 @ 100, AGM, AMT	3,625,000	3,846,850

Maryland (10.5%)
Baltimore, Ser A, RB, 5.000%, 07/01/41, Callable 07/01/21 @ 100	4,750,000	5,206,570
Maryland State, Ser B, GO, 5.000%, 03/01/18	5,000,000	6,070,900
Maryland State, Ser B, GO, 5.000%, 03/15/18	15,055,000	18,293,029
Maryland State, Ser B, GO, 5.000%, 08/01/19	10,000,000	12,304,100

See Notes to Financial Statements.

SCHEDULES OF PORTFOLIO INVESTMENTS
RIDGEWORTH FUNDS  September 30, 2011
(Unaudited)

Investment Grade Tax-Exempt Bond Fund — continued

	Shares or
	Principal
	Amount($)	Value($)
Maryland—continued

Maryland State Department of Transportation, Consolidated Transportation, RB, 5.000%, 05/01/17, Callable 05/01/14 @ 100	4,500,000	4,973,490
Maryland State Department of Transportation, Consolidated Transportation, RB, 5.000%, 05/01/19(c)	2,000,000	2,439,360
Montgomery County, Ser A, GO, 5.000%, 07/01/17	13,770,000	16,606,207
Montgomery County, Ser A, GO, 5.000%, 07/01/19	22,065,000	27,116,561

		93,010,217

Massachusetts (4.2%)
Boston, Ser A, GO, 5.000%, 04/01/15	4,585,000	5,264,314
Commonwealth of Massachusetts, Ser B, GO, 5.250%, 08/01/20	19,500,000	24,110,580
Massachusetts State, Consolidated Lien, Ser C, GO, 5.000%, 01/01/15	2,000,000	2,275,380
Massachusetts State, Consolidated Lien, Ser C, GO, 5.000%, 09/01/18, Callable 09/01/15 @ 100	5,310,000	6,015,433

		37,665,707

Michigan (0.6%)
Kent Hospital Finance Authority, Spectrum Health, Ser A, RB, 5.000%, 01/15/47, Mandatory Put 01/15/12 @ 100(b)	2,000,000	2,027,000
Michigan Municipal Bond Authority, Clean Water State Revolving Fund, RB, 5.375%, 10/01/17, Callable 10/01/12 @ 100	3,300,000	3,451,503

		5,478,503

Minnesota (4.1%)
Minnesota Public Facilities Authority, Revolving Fund, Ser A, RB, 5.000%, 03/01/14	5,000,000	5,540,900
Minnesota State, Ser A, GO, 5.000%, 10/01/27, Callable 10/01/21 @ 100(c)	9,250,000	10,682,733
Minnesota State, Ser B, GO, 5.000%, 10/01/19(c)	8,000,000	9,766,400
Minnesota State, Ser B, GO, 5.000%, 10/01/28, Callable 10/01/21 @ 100(c)	9,500,000	10,892,510

		36,882,543

Missouri (0.9%)
Missouri State Highways & Transit Commission State Road, Second Lien, RB, 5.250%, 05/01/20, Callable 05/01/17 @ 100	6,500,000	7,629,960

Nevada (0.6%)
Clark County School District, Ser A, GO, 5.000%, 06/15/13, AGM	5,000,000	5,364,750

New Jersey (8.4%)
Garden State Preservation Trust, Open Space & Farmland Preservation, Ser A, RB, 5.800%, 11/01/18, Callable 11/01/15 @ 100, AGM(a)	8,000,000	9,433,600
Garden State Preservation Trust, Open Space & Farmland Preservation, Ser A, RB, 5.800%, 11/01/20, Callable 11/01/15 @ 100, AGM(a)	16,500,000	19,277,280

See Notes to Financial Statements.

SCHEDULES OF PORTFOLIO INVESTMENTS
RIDGEWORTH FUNDS  September 30, 2011
(Unaudited)

Investment Grade Tax-Exempt Bond Fund — continued

	Shares or
	Principal
	Amount($)	Value($)
New Jersey—continued

New Jersey State Transportation Trust Fund Authority, Transportation System, Ser A, RB, 6.000%, 12/15/38, Pre-refunded 12/15/18 @ 100	7,710,000	8,661,722
New Jersey State Transportation Trust Fund Authority, Transportation System, Ser D, RB, 5.000%, 06/15/19, Callable 06/15/15 @ 100, AGM	13,125,000	14,229,338
New Jersey Transportation Trust Fund Authority, Ser A, RB, 6.000%, 06/15/35, Callable 06/15/21 @ 100, ST APPROP	5,305,000	6,155,975
New Jersey Transportation Trust Fund Authority, Ser B, RB, 5.250%, 12/15/17, Callable 12/15/15 @ 100, NATL-RE/FGIC	15,000,000	16,896,300

		74,654,215

New Mexico (0.7%)
New Mexico Finance Authority, Public Project Revolving Fund, Ser C, RB, 5.000%, 06/01/21, Callable 06/01/14 @ 100, AMBAC	5,595,000	6,097,263

New York (6.9%)
Buffalo School Improvements, Ser D, GO, 5.500%, 12/15/14, Callable 12/15/11 @ 100, FGIC/MBIA-RE	1,075,000	1,086,922
Erie County Industrial Development Agency, City School District Buffalo, Ser A, RB, 5.750%, 05/01/29, Callable 05/01/18 @ 100, BHAC	5,340,000	6,014,335
New York City Municipal Water Finance Authority, Water & Sewer System, Ser A, RB, 5.750%, 06/15/40, Callable 06/15/18 @ 100(a)	15,330,000	17,513,299
New York City Transitional Finance Authority, Building Aid, Ser S-2, RB, 6.000%, 07/15/38, Callable 07/15/18 @ 100, State Aid Withholding	7,500,000	8,560,950
New York Local Government Assistance Corp., Ser A, RB, 5.000%, 04/01/19, GO of Authority	10,000,000	11,988,000
New York Local Government Assistance Corp., Ser B, RB, 5.000%, 04/01/14, GO of Authority	8,925,000	9,917,906
New York State Thruway Authority, Ser B, RB, 5.000%, 04/01/18, Callable 10/01/15 @ 100, AMBAC	5,700,000	6,437,865

		61,519,277

North Carolina (2.8%)
North Carolina State, GO, 5.000%, 05/01/16, Pre-refunded 05/01/13 @ 100	3,500,000	3,755,640
North Carolina State, Ser A, GO, 5.000%, 03/01/17	3,000,000	3,592,740
North Carolina State, Ser C, GO, 5.000%, 05/01/19	12,315,000	15,107,303
University of North Carolina, Chapel Hill, Ser A, RB, 5.000%, 02/01/14	1,885,000	2,051,464

		24,507,147

See Notes to Financial Statements.

SCHEDULES OF PORTFOLIO INVESTMENTS
RIDGEWORTH FUNDS  September 30, 2011
(Unaudited)

Investment Grade Tax-Exempt Bond Fund — continued

	Shares or
	Principal
	Amount($)	Value($)
Ohio (0.3%)
Cleveland Stadium Project, Ser A, COP, 5.000%, 11/15/16	2,200,000	2,463,978

Oregon (1.0%)
Oregon State Department of Transportation, Highway User Tax, Ser B, RB, 5.000%, 11/15/17, Callable 11/15/14 @ 100	2,500,000	2,807,700
Tri-County Metropolitan Transportation District, Refunding Limited Tax Pledge, Ser A, RB, 5.000%, 09/01/20, Callable 09/01/15 @ 100, AGM	5,170,000	5,856,835

		8,664,535

Pennsylvania (3.4%)
Allegheny County Port Authority, RB, 5.750%, 03/01/29, Callable 03/01/21 @ 100	7,500,000	8,365,500
Easton Area School District, Ser 2006, GO, 7.750%, 04/01/25, Callable 04/01/16 @ 100, AGM	8,790,000	10,428,456
University of Pittsburgh, Commonwealth System of Higher Education, Ser B, RB, 5.500%, 09/15/23, Callable 03/15/19 @ 100, GO of Authority	6,750,000	8,090,010
University of Pittsburgh, Commonwealth System of Higher Education, Ser B, RB, 5.500%, 09/15/24, Callable 03/15/19 @ 100, GO of Authority	2,500,000	2,979,825

		29,863,791

South Carolina (1.2%)
Beaufort County School District, Ser D, GO, 5.000%, 03/01/17, SCSDE	6,500,000	7,727,135
South Carolina State Public Service Authority, Ser A, RB, 5.000%, 01/01/17, Callable 01/01/14 @ 100, AGM	2,300,000	2,531,541

		10,258,676

Texas (5.8%)
Allen Independent School District, GO, 5.000%, 02/15/41, Callable 02/15/21 @ 100, PSF-GTD	6,845,000	7,470,565
Austin, Ser 2005, GO, 5.000%, 09/01/19, Callable 03/01/15 @ 100, NATL-RE	5,000,000	5,558,850
Dallas Independent School District, GO, 6.375%, 02/15/34, Callable 02/15/18 @ 100, PSF-GTD	6,000,000	7,362,660
Frisco, GO, 5.000%, 02/15/19	5,000,000	6,017,950
Harris County Health Facilities Development Authority, Memorial Hermann Healthcare System, Ser B, RB, 7.125%, 12/01/31, Callable 12/01/18 @ 100	4,050,000	4,591,525
Lower Colorado River Authority, Ser A, RB, 5.875%, 05/15/15, Callable 11/14/11 @ 100, AGM	1,185,000	1,190,036
North Harris County Regional Water Authority, RB, 5.250%, 12/15/18, Callable 12/15/14 @ 100, NATL-RE	2,690,000	2,988,133
San Antonio Electric & Gas, RB, 5.000%, 02/01/24, Callable 02/01/15 @ 100	1,875,000	2,058,225
Texas State Public Finance Authority, Unemployment Comp., Ser A, RB, 5.000%, 01/01/15	5,000,000	5,685,000

See Notes to Financial Statements.

SCHEDULES OF PORTFOLIO INVESTMENTS
RIDGEWORTH FUNDS  September 30, 2011
(Unaudited)

Investment Grade Tax-Exempt Bond Fund — continued

	Shares or
	Principal
	Amount($)	Value($)
Texas—continued

Texas State Public Finance Authority, Charter School Finance Corp., Ser A, RB, 6.200%, 02/15/40, Callable 02/15/20 @ 100	2,850,000	2,915,066
Texas State University Systems Financing, RB, 5.000%, 03/15/18, Callable 03/15/15 @ 100, AGM	5,035,000	5,653,902

		51,491,912

Virginia (2.5%)
Henrico County, Public Improvement Project, GO, 5.000%, 08/01/18	3,305,000	4,049,022
Henrico County, Public Improvement Project, GO, 5.000%, 08/01/20	3,305,000	4,095,258
Virginia College Building Authority Educational Facilities, 21st Century College & Equipment Program, Ser D, RB, 5.000%, 02/01/13	4,130,000	4,386,019
Virginia Port Authority, Commonwealth Port Fund Revenue, RB, 5.000%, 07/01/36, Callable 07/01/20 @ 100	2,445,000	2,657,788
Virginia State, Ser D, GO, 5.000%, 06/01/18	6,000,000	7,327,920

		22,516,007

Washington (2.9%)
Energy Northwest, Ser A, RB, 5.000%, 07/01/21(c)	7,000,000	8,122,030
Pierce County School District No 10, Tacoma, GO, 5.000%, 12/01/16, Callable 12/01/13 @ 100, NATL-RE/FGIC	5,200,000	5,654,272
Washington State, Ser A, GO, 5.000%, 07/01/19, Callable 07/01/14 @ 100	2,855,000	3,152,777
Washington State, Ser A, GO, 5.000%, 07/01/20, Callable 07/01/15 @ 100, AGM	7,700,000	8,622,768

		25,551,847

Total Municipal Bonds (Cost $793,144,895)		833,878,085

Money Market Fund (10.0%)
Federated Tax-Free Obligations Fund, Institutional Shares, 0.03%(d)	88,630,256	88,630,256

Total Money Market Fund (Cost $88,630,256)		88,630,256

Total Investments (Cost $881,775,151) — 103.8%		922,508,341
Liabilities in excess of other assets — (3.8)%		(33,980,581)

Net Assets — 100.0%		$888,527,760

(a)	All or a portion of this security has been segregated in connection with obligations for when-issued or delayed-delivery purchase commitments.

(b)	Variable or floating rate security. Rate disclosed is as of September 30, 2011.

(c)	Denotes investment purchased on a when-issued or delayed-delivery basis.

(d)	Rate disclosed, the 7 day net yield, is as of September 30, 2011.

Investment Abbreviations

AGC	— Security guaranteed by Assured Guaranty Corporation

AGM	— Security guaranteed by Assured Guaranty Municipal Corporation

AMBAC	— Security guaranteed by American Municipal Bond Assurance Corporation

AMT	— Income subject to Alternative Minimum Tax

BHAC	— Security guaranteed by Berkshire Hathaway Assurance Corporation

COP	— Certificate of Participation

ETM	— Escrowed to Maturity

FGIC	— Security guaranteed by Financial Guaranty Insurance Company

GO	— General Obligation

MBIA-RE	— Security guaranteed by Municipal Bond Insurance Association

NATL-RE	— Reinsurance provided by National Public Finance Guarantee Corporation

See Notes to Financial Statements.

SCHEDULES OF PORTFOLIO INVESTMENTS
RIDGEWORTH FUNDS  September 30, 2011
(Unaudited)

Investment Grade Tax-Exempt Bond Fund — concluded

PSF-GTD	— Security guaranteed by Permanent School Fund Guarantee Program

RB	— Revenue Bond

SCSDE	— Security guaranteed by South Carolina School Discount Enhancement

ST APPROP	— State Appropriation

See Notes to Financial Statements.

SCHEDULES OF PORTFOLIO INVESTMENTS
RIDGEWORTH FUNDS  September 30, 2011
(Unaudited)

Limited Duration Fund

	Shares or
	Principal
	Amount($)	Value($)
Asset-Backed Securities (30.1%)
Automobiles (4.2%)
AmeriCredit Automobile Receivables Trust, Ser 2007-DF, Cl A4B, 1.022%, 06/06/14(a)	770,867	771,691

Credit Card (16.3%)
Cabela’s Master Credit Card Trust, Ser 2010-2A, Cl A2, 0.929%, 09/17/18(a)(b)	1,000,000	1,007,908
Discover Card Master Trust, Ser 2007-A2, Cl A2, 0.687%, 06/15/15(a)	1,000,000	1,003,380
Penarth Master Issuer PLC, Ser 2011-1A, Cl A1, 0.880%, 05/18/15(a)(b)	1,000,000	998,705

		3,009,993

Home Equity (4.2%)
HSBC Home Equity Loan Trust, Ser 2006-2, Cl A1, 0.381%, 03/20/36(a)	836,716	768,288

Student Loan ABS (5.4%)
SLM Student Loan Trust, Ser 2006-5, Cl A4, 0.333%, 04/25/23(a)	1,015,000	1,002,345

Total Asset-Backed Securities (Cost $5,561,759)		5,552,317

Collateralized Mortgage Obligations (68.3%)
Agency Collateralized CMO (64.5%)
Federal Home Loan Mortgage Corporation, Ser 2589, Cl F, 0.430%, 03/17/33(a)	1,108,775	1,109,274
Federal Home Loan Mortgage Corporation, Ser 2693, Cl BF, 0.629%, 07/15/22(a)	1,078,122	1,080,002
Federal Home Loan Mortgage Corporation, Ser 3877, Cl FN, REMIC, 0.529%, 02/15/25(a)	2,029,987	2,029,978
Federal National Mortgage Association, Ser 2004-79, Cl FM, 0.535%, 11/25/24(a)	2,444,397	2,443,754
Federal National Mortgage Association, Ser 2010-90, Cl MF, 0.635%, 04/25/28(a)	2,259,148	2,256,542
Federal National Mortgage Association, Ser 2011-98, Cl FL, 0.566%, 10/25/26(a)	3,000,000	2,999,063

		11,918,613

Commercial MBS (3.8%)
CDC Commercial Mortgage Trust, Ser 2002-FX1, Cl A2, 5.676%, 11/15/30	157,102	157,237
Citigroup Commercial Mortgage Trust, Ser 2004-C2, Cl A3, 4.380%, 10/15/41	141,627	141,595
JPMorgan Chase Commercial Mortgage Securities, Ser 2004-CBX, Cl A4, 4.529%, 01/12/37	397,372	397,078

		695,910

Total Collateralized Mortgage Obligations (Cost $12,552,985)		12,614,523

Money Market Fund (1.6%)
State Street Institutional Treasury Money Market Fund, Institutional Class, 0.00%(c)	299,934	299,934

Total Money Market Fund (Cost $299,934)		299,934

Total Investments (Cost $18,414,678) — 100.0%		18,466,774
Other assets in excess of liabilities — 0.0%		7,450

Net Assets — 100.0%		$18,474,224

(a)	Variable or floating rate security. Rate disclosed is as of September 30, 2011.

(b)	Rule 144A, Section 4(2) or other security which is restricted as to resale to institutional investors. The Fund’s adviser/subadviser has deemed this security to be liquid based upon procedures approved by the Board of Trustees. These securities represent 10.9% of net assets as of September 30, 2011.

(c)	Rate disclosed, the 7 day net yield, is as of September 30, 2011.

See Notes to Financial Statements.

SCHEDULES OF PORTFOLIO INVESTMENTS
RIDGEWORTH FUNDS  September 30, 2011
(Unaudited)

Limited-Term Federal Mortgage Securities Fund

	Shares or
	Principal
	Amount($)	Value($)
Collateralized Mortgage Obligations (16.9%)
Agency Collateralized CMO (13.8%)
Federal Home Loan Mortgage Corporation, Ser 2945, Cl CZ, 5.000%, 03/15/35	769,002	866,232
Federal Home Loan Mortgage Corporation, Ser 3774, Cl EW, 3.500%, 12/15/25	411,000	436,429
Federal Home Loan Mortgage Corporation, Ser 3780, Cl CL, 3.500%, 12/15/25(a)	1,464,695	1,551,706
Federal National Mortgage Association, Ser 2010-134, Cl EB, 4.000%, 12/25/25(a)	1,215,442	1,344,430
Federal National Mortgage Association, Ser 2010-136, Cl FG, 0.735%, 12/25/30(b)	1,199,527	1,202,753
Federal National Mortgage Association, Ser 2010-144, Cl YB, 3.000%, 12/25/25	500,000	511,331
Federal National Mortgage Association, Ser 2011-36, Cl DB, 3.000%, 05/25/26	849,584	873,184

		6,786,065

Agency Collateralized PAC CMO (2.1%)
Federal Home Loan Mortgage Corporation, Ser 3763, Cl VQ, 4.000%, 07/15/27	180,000	196,429
Federal National Mortgage Association, Ser 2011-8, Cl PV, 4.000%, 01/25/30	789,000	864,097

		1,060,526

Commercial MBS (1.0%)
Wachovia Bank Commercial Mortgage Trust, Ser 2005-C21, Cl AM, 5.381%, 10/15/44(b)	500,000	490,921

Total Collateralized Mortgage Obligations (Cost $7,503,795)		8,337,512

U.S. Government Agency Mortgages (77.2%)
Federal Home Loan Mortgage Corporation (35.0%)
Pool #J14868, 4.000%, 03/01/26	1,955,742	2,060,715
Pool #J15870, 4.000%, 06/01/26(c)	1,389,559	1,464,143
Pool #J16265, 4.000%, 08/01/26	742,995	782,875
Pool #C01785, 5.000%, 02/01/34(c)	2,918,875	3,147,398
Pool #A46278, 5.000%, 07/01/35(c)	525,388	569,888
Pool #G02109, 6.000%, 03/01/36	830,814	916,673
Pool #G02163, 5.000%, 04/01/36	1,086,906	1,170,982
Pool #G02162, 5.500%, 05/01/36	388,804	422,849
Pool #G04997, 5.000%, 01/01/37(c)	1,799,821	1,939,045
Pool #G04337, 5.500%, 04/01/38(a)	1,290,714	1,400,908
Pool #1B8266, 2.889%, 05/01/41(b)	776,911	804,570
Pool #848553, 2.702%, 06/01/41(b)	508,139	523,195
Pool #1B8553, 2.358%, 07/01/41(b)	998,745	1,026,312
3.000%, TBA(c)	1,000,000	1,024,219

		17,253,772

Federal National Mortgage Association (42.2%)
Pool #468219, 3.590%, 07/01/18	1,303,283	1,384,650
Pool #469000, 3.780%, 09/01/21(c)	614,000	650,938
Pool #469017, 3.810%, 09/01/21	512,000	543,880
Pool #697146, 5.500%, 03/01/23	145,960	159,766
Pool #254793, 5.000%, 07/01/33	240,069	259,457
Pool #730727, 5.000%, 08/01/33	449,219	485,498
Pool #745350, 5.500%, 03/01/34(a)	1,190,812	1,301,594
Pool #725703, 6.000%, 08/01/34(a)	1,454,497	1,614,582
Pool #725773, 5.500%, 09/01/34(a)	2,609,916	2,851,089

See Notes to Financial Statements.

SCHEDULES OF PORTFOLIO INVESTMENTS
RIDGEWORTH FUNDS  September 30, 2011
(Unaudited)

Limited-Term Federal Mortgage Securities Fund — concluded

	Shares or
	Principal
	Amount($)	Value($)
Federal National Mortgage Association—continued

Pool #735500, 5.500%, 05/01/35	470,740	513,945
Pool #888344, 5.000%, 10/01/35	651,042	702,908
Pool #255933, 5.500%, 11/01/35	630,904	688,809
Pool #745087, 5.500%, 12/01/35	373,707	408,006
Pool #AE0115, 5.500%, 12/01/35(a)	1,565,045	1,711,675
Pool #745428, 5.500%, 01/01/36	390,966	426,849
Pool #256553, 6.000%, 01/01/37	526,108	579,409
Pool #889140, 5.500%, 05/01/37(a)	491,651	541,231
Pool #889529, 6.000%, 03/01/38	829,526	922,899
Pool #995724, 6.000%, 04/01/39	1,172,444	1,304,417
3.000%, TBA, 15 Year Maturity(c)	3,690,000	3,786,862

		20,838,464

Total U.S. Government Agency Mortgages (Cost $37,735,444)		38,092,236

Money Market Fund (17.7%)
State Street Institutional Treasury Money Market Fund, Institutional Class, 0.00%(d)	8,738,136	8,738,136

Total Money Market Fund (Cost $8,738,136)		8,738,136

Total Investments (Cost $53,977,375) — 111.8%		55,167,884
Liabilities in excess of other assets — (11.8)%		(5,842,288)

Net Assets — 100.0%		$49,325,596

(a)	All or a portion of this security has been segregated in connection with obligations for when-issued or delayed-delivery purchase commitments.

(b)	Variable or floating rate security. Rate disclosed is as of September 30, 2011.

(c)	All or a portion of this security has been purchased on a when-issued or delayed-delivery basis.

(d)	Rate disclosed, the 7 day net yield, is as of September 30, 2011.

Investment Abbreviations

TBA
— To Be Announced. Securities purchased on a forward commitment basis with an appropriate principal amount and no definitive maturity date. The actual principal and maturity date will be determined upon settlement date.

See Notes to Financial Statements.

SCHEDULES OF PORTFOLIO INVESTMENTS
RIDGEWORTH FUNDS  September 30, 2011
(Unaudited)

Maryland Municipal Bond Fund

	Shares or
	Principal
	Amount($)	Value($)
Municipal Bonds (95.6%)
Maryland (89.0%)
Baltimore, GO, 5.000%, 10/15/19	545,000	657,575
Baltimore, GO, 5.000%, 10/15/29, Callable 10/15/19 @ 100	500,000	555,870
Baltimore, Ser A, GO, 5.000%, 10/15/27, Callable 10/15/18 @ 100, AGM	500,000	553,675
Baltimore Sewer Improvement, Wastewater Projects, Ser C, RB, 5.000%, 07/01/22, Callable 07/01/16 @ 100, AMBAC	500,000	562,880
Baltimore Sewer Improvement, Wastewater Projects, Ser C, RB, 5.625%, 07/01/39, Callable 07/01/19 @ 100	215,000	242,815
Charles County, GO, 4.000%, 04/01/17	500,000	571,695
Frederick, GO, 5.000%, 03/01/27, Callable 03/01/19 @ 100	500,000	571,425
Frederick, GO, 5.000%, 03/01/34, Callable 03/01/19 @ 100	750,000	820,882
Frederick County, GO, 5.000%, 12/01/15	500,000	590,020
Frederick County, GO, 5.000%, 12/01/18	500,000	613,185
Harford County, GO, 5.000%, 07/15/25, Callable 07/15/15 @ 100	750,000	837,315
Howard County, GO, 5.000%, 02/15/15	1,000,000	1,144,790
Maryland Community Development Administration, Department of Housing & Community Development, RB, 5.000%, 09/01/27, Callable 03/01/17 @ 100, AMT	500,000	506,370
Maryland Community Development Administration, Department of Housing & Community Development, Ser A-1, RB, 3.500%, 06/01/22, Callable 06/01/20 @ 100	500,000	528,065
Maryland Community Development Administration, Department of Housing & Community Development Residential, Ser B, RB, 5.250%, 09/01/35, Callable 03/01/20 @ 100	300,000	314,328
Maryland Environmental Service, RB, 5.000%, 11/01/22, Callable 11/01/20 @ 100	500,000	577,065
Maryland Health & Higher Educational Facilities Authority, RB, 5.750%, 07/01/34	750,000	794,122
Maryland Health & Higher Educational Facilities Authority, RB, 6.000%, 07/01/41, Callable 07/01/21 @ 100	500,000	536,980
Maryland Health & Higher Educational Facilities Authority, John Hopkins University, Ser A, RB, 5.250%, 07/01/38, Callable 07/01/18 @ 100	1,000,000	1,102,490
Maryland Health & Higher Educational Facilities Authority, Lifebridge Health, RB, 5.000%, 07/01/28, Callable 07/01/17 @ 100, AGM	520,000	538,346
Maryland Health & Higher Educational Facilities Authority, University of Maryland Medical System, RB, 5.125%, 07/01/39, Callable 07/01/19 @ 100	500,000	512,985
Maryland State, GO, 5.250%, 03/01/17	590,000	713,941
Maryland State, Ser C, GO, 5.000%, 03/01/21, Callable 03/01/19 @ 100	500,000	598,940

See Notes to Financial Statements.

SCHEDULES OF PORTFOLIO INVESTMENTS
RIDGEWORTH FUNDS  September 30, 2011
(Unaudited)

Maryland Municipal Bond Fund — concluded

	Shares or
	Principal
	Amount($)	Value($)
Maryland—continued

Maryland State Transportation Authority, Grant & Revenue Anticipation, RB, 5.250%, 03/01/20, Callable 03/01/19 @ 100	750,000	906,360
Maryland State Transportation Authority, Transportation Facilities Project, RB, 5.000%, 07/01/23, Callable 07/01/18 @ 100	500,000	570,700
Montgomery County Revenue Authority, Lease, College Arts Center Project, Ser A, RB, 5.000%, 05/01/28, Callable 05/01/15 @ 100	500,000	518,225
Montgomery County Revenue Authority, Transportation Fund Lease, Ser A, RB, 5.125%, 11/01/29, Callable 11/01/18 @ 100	250,000	271,550
Montgomery County, Department of Finance, Public Transport Equipment, COP, 4.000%, 05/01/17	500,000	555,395
Prince George’s County, COP, 5.000%, 10/01/23, Callable 10/01/20 @ 100	500,000	576,125
St. Mary’s County, Construction Public Improvement, GO, 4.000%, 07/15/18	375,000	432,173
Wicomico County, GO, 4.000%, 02/01/20	250,000	280,328

		18,556,615

New York (2.6%)
Monroe County Industrial Development Corp., Unity Hospital Rochester Project, RB, 5.500%, 08/15/40, FHA, Callable 02/15/21 @ 100	500,000	543,055

Puerto Rico (4.0%)
Puerto Rico Sales Tax Financing Corp., Sales Tax Revenue, Ser A, RB, 6.375%, 08/01/39, Callable 08/01/19 @ 100	750,000	833,055

Total Municipal Bonds (Cost $18,444,989)		19,932,725

Money Market Fund (3.8%)
Federated Tax-Free Obligations Fund, Institutional Class, 0.03%(a)	790,832	790,832

Total Money Market Fund (Cost $790,832)		790,832

Total Investments (Cost $19,235,821) — 99.4%		20,723,557
Other assets in excess of liabilities — 0.6%		115,470

Net Assets — 100.0%		$20,839,027

(a)	Rate disclosed, the 7 day net yield, is as of September 30, 2011.

Investment Abbreviations

AGM	— Security guaranteed by Assured Guaranty Municipal Corporation

AMBAC	— Security guaranteed by American Municipal Bond Assurance Corporation

AMT	— Income subject to Alternative Minimum Tax

COP	— Certificate of Participation

FHA	— Security guaranteed by Federal Housing Administration

GO	— General Obligation

RB	— Revenue Bond

See Notes to Financial Statements.

SCHEDULES OF PORTFOLIO INVESTMENTS
RIDGEWORTH FUNDS  September 30, 2011
(Unaudited)

North Carolina Tax-Exempt Bond Fund

	Shares or
	Principal
	Amount($)	Value($)
Municipal Bonds (98.2%)
North Carolina (89.3%)
Cape Fear Public Utility Authority, Water & Sewer System, RB, 5.000%, 08/01/35, Callable 08/01/18 @ 100	1,855,000	1,985,499
Charlotte Water & Sewer System, RB, 5.000%, 07/01/21, Callable 07/01/18 @ 100	1,080,000	1,266,170
Charlotte-Mecklenburg Hospital Authority, Health Care Systems, Ser A, RB, 5.000%, 01/15/21, Callable 01/15/17 @ 100	1,000,000	1,091,010
Greensboro, Ser C, GO, 5.000%, 02/01/19	1,385,000	1,690,406
Greensboro, Enterprise System, Ser A, RB, 5.000%, 06/01/25, Callable 06/01/17 @ 100	1,605,000	1,780,683
Iredell County School Project, COP, 5.125%, 06/01/27, Callable 06/01/18 @ 100, AGM	1,000,000	1,083,550
New Hanover County Hospital, New Hanover Regional Medical Center, Ser B, RB, 5.125%, 10/01/31, Callable 10/01/19 @ 100, AGM	2,000,000	2,103,820
North Carolina Capital Facilities Finance Agency, RB, 5.250%, 03/01/33, Callable 03/01/21 @ 100	2,000,000	2,055,260
North Carolina Capital Facilities Finance Agency, Duke University Project, Ser A, RB, 5.250%, 07/01/42, Pre-refunded 10/01/12 @ 100	1,000,000	1,050,250
North Carolina Capital Facilities Finance Agency, Solid Waste Disposal, Duke Energy Carolina, Ser A, RB, 4.625%, 11/01/40, Callable 11/01/20 @ 100	1,500,000	1,507,125
North Carolina Eastern Municipal Power Agency, RB, 6.000%, 01/01/18, AMBAC	1,010,000	1,220,555
North Carolina Eastern Municipal Power Agency, Power System, Ser C, RB, 5.375%, 01/01/16, Callable 01/01/13 @ 100	500,000	521,840
North Carolina Infrastructure Finance Corp., Ser A, COP, 5.000%, 02/01/15	2,290,000	2,601,097
North Carolina Medical Care Commission, RB, 5.000%, 10/01/20	1,215,000	1,398,234
North Carolina Medical Care Commission Health Care Facilities, Ser A, RB, 6.125%, 10/01/39, Callable 10/01/14 @ 100	750,000	781,095
North Carolina Medical Care Commission Health Care Facilities, Novant Health Obligations Group, Ser A, RB, 5.000%, 11/01/17, Callable 11/01/13 @ 100	1,290,000	1,340,246
North Carolina Medical Care Commission Health Care Facilities, University Health Systems, Ser D, RB, 6.000%, 12/01/29, Callable 10/01/18 @ 100	750,000	825,465
North Carolina Medical Care Commission Health Care Facilities, University Health Systems, Ser D, RB, 6.250%, 12/01/33, Callable 12/01/18 @ 100	2,000,000	2,217,460
North Carolina Medical Care Commission Health Care Facilities, Wake County Hospital System, Ser A, RB, 5.625%, 10/01/29, Callable 10/01/14 @ 100, AGM	500,000	521,195

See Notes to Financial Statements.

SCHEDULES OF PORTFOLIO INVESTMENTS
RIDGEWORTH FUNDS  September 30, 2011
(Unaudited)

North Carolina Tax-Exempt Bond Fund — concluded

	Shares or
	Principal
	Amount($)	Value($)
North Carolina—continued

North Carolina Medical Care Commission Health Care Facilities, Wake County Hospital System, Ser A, RB, 5.875%, 10/01/38, Callable 10/01/14 @ 100, AGM	500,000	519,250
North Carolina Municipal Power Agency, No. 1 Catawba Electric, RB, ETM, 5.000%, 01/01/20, Sinkable @ 01/01/19 @ 100	1,600,000	1,922,384
North Carolina Municipal Power Agency, No. 1 Catawba Electric, Ser A, RB, 5.000%, 01/01/30, Callable 01/01/19 @ 100	3,000,000	3,148,530
North Carolina Municipal Power Agency, No. 1 Catawba Electric, Ser A, RB, 5.250%, 01/01/15	1,000,000	1,129,140
North Carolina State, Ser C, GO, 5.000%, 05/01/20	2,000,000	2,469,400
North Carolina State Ports Authority Facilities, Ser A, RB, 5.250%, 02/01/40, Callable 02/01/20 @ 100	1,500,000	1,574,085
North State Carolina, Ser A, GO, 5.000%, 03/01/16	1,000,000	1,136,190
Wake County, Ser C, GO, 5.000%, 03/01/23	1,000,000	1,249,140
Wake County Industrial Facilities & Pollution Control Financing Authority, Carolina Power & Light Co. Project, RB, 5.375%, 02/01/17, Callable 02/01/12 @ 101	1,500,000	1,537,230
Winston-Salem North Carolina Water & Sewer System, RB, 5.000%, 06/01/39, Callable 06/01/19@ 100	2,000,000	2,203,000

		43,929,309

Puerto Rico (8.9%)
Puerto Rico Commonwealth Highway & Transportation Authority Highway, Ser CC, RB, 5.500%, 07/01/30	1,095,000	1,161,040
Puerto Rico Sales Tax Financing Corp., Sales Tax Revenue, Ser A, RB, 5.250%, 08/01/27, Callable 08/01/19 @ 100	550,000	582,538
Puerto Rico Sales Tax Financing Corp., Sales Tax Revenue, Ser A, RB, 5.250%, 08/01/57, Callable 08/01/17 @ 100	1,400,000	1,449,210
Puerto Rico Sales Tax Financing Corp., Sales Tax Revenue, Ser A, RB, 6.000%, 08/01/42, Callable 08/01/19 @ 100	1,100,000	1,188,264

		4,381,052

Total Municipal Bonds (Cost $45,682,596)		48,310,361

Money Market Fund (1.0%)
Federated Tax-Free Obligations Fund, Institutional Shares, 0.03%(a)	512,600	512,600

Total Money Market Fund (Cost $512,600)		512,600

Total Investments (Cost $46,195,196) — 99.2%		48,822,961
Other assets in excess of liabilities — 0.8%		382,833

Net Assets — 100.0%		$49,205,794

(a)	Rate disclosed, the 7 day net yield, is as of September 30, 2011.

Investment Abbreviations

AGM	— Security guaranteed by Assured Guaranty Municipal Corporation

AMBAC	— Security guaranteed by American Municipal Bond Assurance Corporation

COP	— Certificate of Participation

ETM	— Escrowed to Maturity

GO	— General Obligation

RB	— Revenue Bond

See Notes to Financial Statements.

SCHEDULES OF PORTFOLIO INVESTMENTS
RIDGEWORTH FUNDS  September 30, 2011
(Unaudited)

Seix Floating Rate High Income Fund

	Shares or
	Principal
	Amount($)	Value($)
Bank Loans (90.2%)
Aerospace/Defense (2.6%)
AM General LLC, Term Loan, 3.220%, 09/30/13(a)(b)	9,505,630	8,626,360
AM General LLC, 3.240%, 09/30/12(a)(b)	587,040	532,738
DAE Aviation Holdings, Inc., Term Loan B2, 5.260%, 07/31/14(a)(b)	10,436,653	9,784,362
DAE Aviation Holdings, Inc., Term Loan B1, 5.260%, 07/31/14(a)(b)	10,890,312	10,209,667
Delos Aircraft, Inc., Term Loan B2, 7.000%, 03/17/16(a)(b)	9,114,808	9,076,799
Hawker Beechcraft Acquisition Co. LLC, Term Loan, 10.500%, 03/26/14(a)(b)	3,268,358	2,805,330
Huntington Ingalls Industries, Inc., Term Loan A, 2.750%, 03/30/16(a)(b)	12,982,125	12,397,929
International Lease Finance Co. Revolver, 0.500%-0.790%, 10/13/11(a)(b)	3,117,647	3,070,882
MacAndrews AMG Holdings LLC, Term Loan, 6.000%, 04/17/12(a)(b)	21,315,405	20,249,635
Sequa Corp., Term Loan, 3.480%-3.500%, 12/03/14(a)(b)	4,723,085	4,437,338
TASC, Inc., New Term Loan B, 4.500%, 12/18/15(a)(b)	1,161,070	1,100,114
Transdigm, Inc., New Term Loan B, 4.000%, 02/14/17(a)(b)	4,257,825	4,154,701

		86,445,855

Auto Manufacturers (1.4%)
Autoparts Holding Ltd., New Term Loan B, 6.500%, 07/28/17(a)(b)	4,630,000	4,606,850
Autoparts Holding Ltd., Term Loan, 10.500%, 01/29/18(a)(b)	1,000,000	980,000
Chrysler Group LLC, Term Loan, 6.000%, 05/24/17(a)(b)	10,538,588	9,161,089
Delphi Corp., Term Loan B, 3.500%, 03/31/17(a)(b)	24,618,750	24,280,242
HHI Holdings LLC, New Term Loan B, 7.000%-7.750%, 03/21/17(a)(b)	9,840,550	9,348,523

		48,376,704

Auto Parts & Equipment (1.6%)
Allison Transmission, Inc., Term Loan B, 2.980%, 08/07/14(a)(b)	22,005,528	20,705,881
Metaldyne, Term Loan B 2011, 5.250%, 05/18/17(a)(b)	3,586,975	3,470,398
Remy International, Inc., Term Loan B, 6.250%, 12/16/16(a)(b)	6,937,575	6,668,744
Tenneco, Inc., Term Loan B, 4.740%, 06/03/15(a)(b)	5,110,313	5,059,209
TI Automotive Ltd., Term Loan, 9.500%, 07/01/16(a)(b)	6,062,374	6,032,063
Tomkins LLC, Term Loan B, 4.250%, 09/21/16(b)	13,703,856	13,421,283

		55,357,578

Building Materials (0.3%)
Armstrong World Industries, Inc., New Term Loan B, 4.000%, 03/09/18(a)(b)	5,207,092	5,057,388
Goodman Global Holdings, Inc., 1st Lien Term Loan, 5.750%, 10/28/16(a)(b)	5,114,929	5,047,821
Goodman Global Holdings, Inc., 2nd Lien Term Loan, 9.000%, 10/30/17(a)(b)	1,400,000	1,400,700

		11,505,909

See Notes to Financial Statements.

SCHEDULES OF PORTFOLIO INVESTMENTS
RIDGEWORTH FUNDS  September 30, 2011
(Unaudited)

Seix Floating Rate High Income Fund — continued

	Shares or
	Principal
	Amount($)	Value($)
Chemicals (3.9%)
Ashland, Inc., Term Loan B, 3.750%, 08/23/18(a)(b)	32,395,000	32,111,544
Chemtura Corp., Term Loan B, 5.500%, 08/27/16(a)(b)	4,035,000	4,006,432
Houghton International, Inc., New Term Loan B, 6.750%, 01/29/16(a)(b)	4,398,762	4,340,126
Huntsman International LLC, 1.770%, 04/21/14(a)(b)	4,702,648	4,479,272
Huntsman International LLC, Term Loan B, 2.800%, 04/19/17(a)(b)	7,573,385	7,123,753
INEOS U.S. Finance LLC, Term Loan B2, 7.501%, 12/16/13(a)(b)	10,407,069	10,352,119
INEOS U.S. Finance LLC, Term Loan C2, 8.001%, 12/16/14(a)(b)	8,498,235	8,495,855
MacDermid, Inc., 2.239%, 04/11/14(a)(b)	2,876,314	2,765,576
Metokote Corp., Term Loan B, 9.000%, 11/27/11(a)(b)	2,400,301	2,372,290
Momentive Specialty Chemicals, Inc., Term Loan C3, 2.250%, 05/03/13(b)	1,762,355	1,612,555
Momentive Specialty Chemicals, Inc., Term Loan C5, 2.625%, 05/05/12(b)	2,931,122	2,740,600
Momentive Specialty Chemicals, Inc., Term Loan C1, 4.000%, 05/05/15(b)	3,230,015	3,025,458
Momentive Specialty Chemicals, Inc., Term Loan C2, 4.125%, 05/05/15(b)	1,365,595	1,279,112
Nalco Co., Term Loan B1, 4.500%, 10/05/17(a)(b)	4,514,400	4,484,515
Nexeo Solutions, LLC, Term Loan B, 5.000%, 09/08/17(a)(b)	13,765,825	12,836,632
Omnova Solutions, Inc., Term Loan B, 5.750%, 05/31/17(a)(b)	1,885,750	1,818,184
Styron S.A.R.L LLC, New Term Loan B, 6.000%, 08/02/17(a)(b)	12,440,987	11,173,624
Univar, Inc., Term Loan B, 5.000%, 06/30/17(a)(b)	19,440,923	18,191,844

		133,209,491

Commercial Services (2.9%)
Acosta, Inc., 4.750%, 03/01/18(a)(b)	4,463,813	4,251,781
Booz Allen Hamilton, Inc., Term Loan B, 4.000%, 08/03/17(a)(b)	2,208,900	2,190,257
Catalina Marketing Corp., 2.989%, 10/01/14(a)(b)	8,257,250	7,767,017
Cengage Learning Acquisitions, Inc., 2.490%, 07/03/14(a)(b)	10,102,120	7,867,026
Hertz Corp. (The), Term Loan B, 3.750%, 03/09/18(a)(b)	4,830,725	4,578,320
Instant Web, Inc., Term Loan B, 3.610%, 08/07/14(a)(b)	9,975,833	8,978,250
Instant Web, Inc., 3.610%, 08/07/14(a)(b)	2,154,402	1,938,962
Kar Auction Services, Inc., Term Loan B, 5.000%, 05/19/17(a)(b)	2,189,513	2,112,880
Merrill Communications LLC, 7.500%, 12/24/12(a)(b)	2,824,065	2,709,351
Merrill Communications LLC, 2nd Lien Term Loan, 11.750%-14.000%, 11/15/13(a)(b)	2,094,995	1,977,151
Moneygram International, Inc., Term Loan B, 4.500%, 11/17/17(a)(b)	11,873,846	11,468,117
Trans Union LLC, New Term Loan B, 4.750%, 02/12/18(a)(b)	4,641,675	4,519,831
Vertafore, Inc., Term Loan, 5.250%, 07/29/16(a)(b)	1,446,359	1,389,416
Vertafore, Inc., 5.250%, 07/29/16(a)(b)	4,431,519	4,257,050
Vertafore, Inc., 2nd Lien Term Loan, 9.750%, 10/27/17(a)(b)	2,800,000	2,678,676

See Notes to Financial Statements.

SCHEDULES OF PORTFOLIO INVESTMENTS
RIDGEWORTH FUNDS  September 30, 2011
(Unaudited)

Seix Floating Rate High Income Fund — continued

	Shares or
	Principal
	Amount($)	Value($)
Commercial Services—continued

Walter Industries, Inc., Term Loan B, 4.000%, 04/02/18(a)(b)	21,413,800	20,637,550
Waste Industries USA, Inc., Term Loan B, 4.750%, 03/17/17(a)(b)	6,965,000	6,529,687

		95,851,322

Computers (0.0%)
Network Solutions LLC, Term Loan B, 2.490%, 03/07/14(a)(b)	1,412,136	1,390,954

Consumer Discretionary (0.1%)
Collective Brands Finance, Inc., 2.979%-3.042%, 08/18/14(a)(b)	2,943,826	2,838,349

Consumer Staples (0.2%)
Revlon Consumer Products Corp., New Term Loan B, 4.750%, 11/17/17(a)(b)	7,456,659	7,204,997

Diversified Financial Services (6.4%)
Affinion Group, Inc., Term Loan B, 5.000%, 10/10/16(a)(b)	12,410,067	11,264,742
American Capital Holdings, Inc., Term Loan, 7.500%, 12/31/13(a)(b)	2,392,656	2,344,803
BNY ConvergEx Group LLC, 5.250%, 12/19/16(a)(b)(c)	10,895,951	10,768,795
BNY ConvergEx Group LLC, 5.250%, 12/19/16(a)(b)(c)	4,571,987	4,518,632
BNY ConvergEx Group LLC, 2nd Lien Term Loan, 8.750%, 12/18/17(a)(b)	2,631,015	2,613,466
BNY ConvergEx Group LLC, 2nd Lien Term Loan, 8.750%, 12/18/17(a)(b)	1,103,985	1,096,621
CNO Financial Group, Inc., New Term Loan B, 6.250%, 09/30/16(a)(b)	4,164,552	4,118,742
First Data Corp., Term Loan B1, 2.980%, 09/24/14(a)(b)	9,450,071	8,192,078
First Data Corp., Term Loan B3, 2.980%, 09/24/14(a)(b)	1,984,679	1,720,479
First Data Corp., Term Loan B2, 2.980%, 09/24/14(a)(b)	21,154,010	18,337,988
Interactive Data Corp., New Term Loan B, 4.500%, 02/12/18(a)(b)	11,775,825	11,255,687
International Lease Finance Corp., Term Loan B1, 6.750%, 03/17/15(a)(b)	6,095,192	6,061,669
Mondrian Investment Partners Ltd , Term Loan, 5.500%, 07/12/18(a)(b)	4,493,284	4,369,719
MSCI, Inc., Term Loan B1, 3.750%, 03/14/17(a)(b)	11,604,499	11,511,662
NDS Finance Ltd., New Term Loan B, 4.000%, 03/12/18(a)(b)	27,392,350	25,999,997
Nuveen Investments, Inc., 1st Lien Term Loan, 3.250%-3.370%, 11/13/14(a)(b)	9,146,700	8,346,363
Nuveen Investments, Inc., 5.750%-5.870%, 05/12/17(a)(b)	7,508,300	6,933,915
Peach Holdings, Inc., 10.750%, 11/21/13(a)(b)	530,101	474,440
Springleaf Finance Corp., 5.500%, 05/10/17(a)(b)(d)	52,660,000	45,498,240
SunGard Data Systems, Inc., 1.980%, 02/28/14(a)(b)	3,373,848	3,247,329
SunGard Data Systems, Inc., 3.730%, 02/28/14(a)(b)	3,000,000	2,925,000
VFH Parent LLC, 7.500%, 07/08/16(b)(c)	25,745,000	25,144,369

		216,744,736

Electric (2.7%)
Aeroflex, Term Loan B, 4.250%, 05/09/18(a)(b)	11,940,075	11,484,919
Calpine Corp., 4.500%, 04/02/18(a)(b)	19,243,300	18,075,424

See Notes to Financial Statements.

SCHEDULES OF PORTFOLIO INVESTMENTS
RIDGEWORTH FUNDS  September 30, 2011
(Unaudited)

Seix Floating Rate High Income Fund — continued

	Shares or
	Principal
	Amount($)	Value($)
Electric—continued

Equipower Resources Holdings LLC, Term Loan B, 5.750%, 01/26/18(a)(b)	4,032,900	3,901,831
FirstLight Power Resources, Inc., Term Loan B, 2.750%, 11/01/13(a)(b)	1,029,556	970,356
FirstLight Power Resources, Inc., 2nd Lien Term Loan, 4.750%, 05/01/14(a)(b)	4,720,000	4,281,040
GenOn Energy, Inc., Term Loan B, 6.000%, 09/08/17(a)(b)	7,528,950	7,374,607
MACH Gen LLC, Letter of Credit, 2.369%, 02/22/13(a)(b)	1,067,597	966,175
NRG Energy, Inc., New Term Loan B, 4.000%, 06/11/18(a)(b)	22,049,738	21,516,795
Texas Competitive Electric Holdings Co. LLC, 4.726%-4.772%, 10/10/17(a)(b)(c)	35,491,642	23,618,623

		92,189,770

Electrical Components & Equipment (0.3%)
Rovi Solutions Corp., Term Loan A, 2.870%, 02/08/16(a)(b)	5,355,000	5,267,981
Rovi Solutions Corp., Term Loan B, 4.000%, 02/07/18(a)(b)	5,328,225	5,234,981

		10,502,962

Electronics (0.7%)
DG FastChannel, Inc., Term Loan B, 5.750%, 07/26/18(a)(b)	11,999,925	11,819,926
Eagle Parent, Inc., 5.000%, 05/16/18(a)(b)	5,730,638	5,339,063
Ipayment Inc., Term Loan B, 5.750%, 05/08/17(a)(b)	6,436,127	6,243,043
Sophos Ltd., Incremental Term Loan B2, 7.630%, 06/15/16(a)(b)	1,840,388	1,785,176

		25,187,208

Energy (2.4%)
Aventine Renewable Energy Holdings, Inc., Term Loan B, 10.500%, 12/21/15(b)(e)	14,108,420	12,612,927
Brand Energy & Infrastructure Services, Inc., Revolver, 0.500%-2.250%, 02/05/13(a)(b)	7,500,000	6,615,450
EnergySolutions LLC, 6.250%, 08/12/16(a)(b)	2,816,464	2,760,135
Glenn Pool Oil, Term Loan, 4.500%, 05/02/16(a)(b)	61,283,658	60,364,404

		82,352,916

Entertainment (2.7%)
AMC Networks Inc., Term Loan B, 4.000%, 12/31/18(a)(b)	13,665,750	13,255,777
Caesars Entertainment Operating Co., Term Loan B2, 3.235%-3.253%, 01/28/15(a)(b)	5,029,462	4,177,622
Caesars Entertainment Operating Co., Term Loan B1, 3.253%, 01/28/15(a)(b)	6,785,000	5,644,849
Caesars Entertainment Operating Co., Term Loan B4, 9.500%, 10/31/16(a)(b)	4,062,970	3,935,271
Carmike Cinemas, Inc., Term Loan B, 5.500%, 01/27/16(a)(b)	5,295,813	5,156,798
CCM Merger, Inc., New Term Loan B, 7.000%, 03/01/17(a)(b)	3,187,493	3,090,275
Cinedigm Digital Funding I LLC, 5.250%, 04/29/16(a)(b)	4,135,217	3,928,456
Emmis Operating Co., First Lien, 11/01/13(a)(b)(f)	1,910,780	1,760,306
Harrah’s Operating Company, Term Loan B3, 3.253%-3.369%, 01/28/15(a)(b)	2,985,000	2,483,401
Hubbard Radio, Term Loan B, 5.250%, 04/28/17(a)(b)	6,339,113	6,085,548

See Notes to Financial Statements.

SCHEDULES OF PORTFOLIO INVESTMENTS
RIDGEWORTH FUNDS  September 30, 2011
(Unaudited)

Seix Floating Rate High Income Fund — continued

	Shares or
	Principal
	Amount($)	Value($)
Entertainment—continued

Hubbard Radio, 2nd Lien Term Loan, 8.750%, 04/30/18(a)(b)	4,540,000	4,420,825
IMG Worldwide, Inc., New Term Loan B, 5.500%, 06/22/16(b)(e)	14,685,098	14,024,269
Kasima, LLC, Term Loan B, 5.000%, 03/31/17(a)(b)	11,940,000	11,462,400
Live Nation Entertainment, Inc., Term Loan B, 4.500%, 11/07/16(a)(b)	3,285,162	3,177,014
Sea World Parks & Entertainment, Inc., Term Loan B, 4.000%, 08/17/17(a)(b)	8,411,208	8,154,666

		90,757,477

Food (2.0%)
Aramark Corp., 2.110%, 01/27/14(a)(b)	1,155,561	1,113,961
Aramark Corp., 2.240%, 01/27/14(a)(b)	14,344,439	13,828,039
Burger King Corp., New Term Loan B, 4.500%, 10/19/16(a)(b)	4,441,438	4,278,792
Dean Foods Co., Term Loan B, 1.870%, 04/02/14(a)(b)	4,578,093	4,303,407
Del Monte Foods Co., 4.500%, 03/08/18(a)(b)	5,279,738	4,908,086
DineEquity, Inc., New Term Loan B, 4.250%, 10/19/17(a)(b)	2,616,999	2,528,387
Dunkin’ Brands, Inc., Term Loan B, 4.000%, 11/23/17(a)(b)	16,212,692	15,667,135
JBS USA Holdings Inc., 4.250%, 05/25/18(a)(b)	19,381,425	18,654,622
Windsor Quality Food Co. Ltd., New Term Loan B, 5.000%, 02/16/17(a)(b)	3,457,025	3,331,708

		68,614,137

Forest Products & Paper (0.7%)
Rock-Tenn Co., Term Loan B, 3.500%, 03/28/18(a)(b)	23,690,625	23,480,015

Health Care (10.9%)
Aptalis Pharma, Inc., Term Loan B, 5.500%, 02/10/17(b)	12,584,900	11,118,759
Ardent Medical Services, Inc., 1st Lien Term Loan, 6.500%, 09/15/15(a)(b)	8,003,125	7,743,023
Bausch & Lomb, Inc., Delayed Draw Term Loan, 3.489%, 04/24/15(a)(b)	379,125	364,672
Bausch & Lomb, Inc., Term Loan, 3.489%-3.619%, 04/24/15(a)(b)	1,555,556	1,496,258
Biomet, Inc., New Term Loan B, 3.235%-3.358%, 03/25/15(a)(b)	4,858,305	4,630,304
CareStream Health, Inc., Term Loan B, 5.000%, 02/25/17(a)(b)	26,853,746	22,460,204
Community Health Systems, Inc., 2.569%, 07/25/14(a)(b)(d)	55,594,135	51,897,125
Community Health Systems, Inc., 2.569%, 07/25/14(a)(b)	3,096,376	2,890,467
Community Health Systems, Inc., 3.819%, 01/25/17(a)(b)	7,490,859	6,797,955
Convatec, Inc., 5.750%, 12/22/16(a)(b)	6,069,138	5,780,853
CRC Health Corp., 4.869%, 11/16/15(a)(b)	4,161,089	3,765,785
DaVita, Inc., 4.500%, 10/20/16(a)(b)	6,510,800	6,421,276
Drumm Investors LLC, 5.000%, 05/04/18(b)	29,329,083	25,589,625
Harlan Sprague Dawley, Inc., Term Loan B, 3.770%, 07/11/14(a)(b)	4,767,230	4,226,150
HCA, Inc., Term Loan B2, 3.619%, 03/31/17(a)(b)	10,000,000	9,392,500
HCA, Inc., Term Loan B3, 3.619%, 05/01/18(a)(b)(d)	36,840,135	34,542,416
Health Management Associates, Inc., Term Loan B, 2.119%, 02/28/14(a)(b)	5,710,329	5,362,171

See Notes to Financial Statements.

SCHEDULES OF PORTFOLIO INVESTMENTS
RIDGEWORTH FUNDS  September 30, 2011
(Unaudited)

Seix Floating Rate High Income Fund — continued

	Shares or
	Principal
	Amount($)	Value($)
Health Care—continued

IASIS Healthcare LLC, 5.000%, 05/03/18(a)(b)(d)	29,506,725	27,559,281
Inc. Research, Inc., Term Loan B, 7.000%, 07/13/18(a)(b)	22,154,475	20,972,977
Inventiv Health, Inc., Combined Term Loan, 6.500%, 08/04/16(a)(b)	4,448,914	4,232,030
MultiPlan, Inc., New Term Loan B, 4.750%, 08/26/17(a)(b)	6,951,923	6,563,797
RPI Financial Trust, Term Loan Tranche 2, 4.000%, 05/09/18(b)	76,907,250	76,105,876
Universal Health Services, Inc., New Term Loan B, 4.000%, 11/15/16(a)(b)	12,835,423	12,427,385
Vanguard Health Holding Co. II LLC, Term Loan B, 5.000%, 01/29/16(a)(b)	7,406,718	7,191,923
Warner Chilcott Co., LLC, New Term Loan B2, 4.250%, 03/15/18(a)(b)	2,878,109	2,795,651
Warner Chilcott Corp., New Term Loan B1, 4.250%, 03/15/18(a)(b)	5,756,217	5,591,302
WC Luxco S.A.R.L., New Term Loan B3, 4.250%, 03/15/18(b)	3,957,399	3,844,020

		371,763,785

Healthcare — Services (1.1%)
Ardent Medical Services, Inc., Term Loan, 6.500%, 09/18/15(a)(b)	2,880,000	2,779,200
Capsugel Healthcare Ltd., Term Loan, 5.250%, 08/01/18(a)(b)	6,480,000	6,360,833
Endo Pharmaceuticals Holdings Inc., Term Loan B, 4.000%, 06/18/18(a)(b)	15,252,005	15,170,255
Grifols Inc., Term Loan B, 6.000%, 06/01/17(a)(b)	7,581,000	7,428,015
Valitas Health Services, Inc., Term Loan B, 5.750%, 05/18/17(a)(b)	7,371,525	7,113,522

		38,851,825

Information Technology (1.7%)
Allen Systems Group, Inc., Add on Term Loan B, 6.500%, 11/20/15(a)(b)	5,844,415	5,669,082
Aspect Software, Inc., New Term Loan B, 6.250%, 05/06/16(a)(b)	3,875,876	3,815,334
CDWC LLC, 4.250%, 07/14/17(a)(b)	11,094,363	9,846,247
Fidelity National Information Services, Inc., Term Loan B, 5.250%, 07/18/16(a)(b)	3,786,700	3,774,091
Flexera Software, Inc., New Term Loan B, , 09/29/17(a)(b)(f)	4,335,000	4,161,600
Flextronics International Ltd., Term Loan B, 2.471%, 10/01/12(a)(b)	9,993,019	9,873,103
Flextronics International Ltd., Term Loan A, 2.472%-2.489%, 10/01/14(a)(b)	1,902,383	1,834,620
Flextronics International Ltd., Term Loan A-1, 2.489%, 10/01/14(a)(b)	449,374	433,367
Flextronics International Ltd., Term Loan A-2, 2.489%, 10/01/14(a)(b)	745,617	719,058
Presidio, Inc., New Term Loan B, 7.250%, 03/31/17(a)(b)	10,212,500	9,855,063
Verint Systems Inc., Term Loan, 4.500%, 10/27/17(a)(b)	6,678,263	6,486,262

		56,467,827

Insurance (1.6%)
Asurion Corp., 1st Lien Term Loan, 5.500%, 05/24/18(a)(b)	31,663,807	29,800,392
Asurion Corp., 2nd Lien Term Loan, 9.000%, 05/24/19(a)(b)	9,605,000	9,115,145
Hub International Holdings, Inc., 2.869%, 06/13/14(a)(b)	782,271	718,712
Hub International Holdings, Inc., Delayed Draw Term Loan, 2.869%, 06/13/14(a)(b)	175,846	161,559

See Notes to Financial Statements.

SCHEDULES OF PORTFOLIO INVESTMENTS
RIDGEWORTH FUNDS  September 30, 2011
(Unaudited)

Seix Floating Rate High Income Fund — continued

	Shares or
	Principal
	Amount($)	Value($)
Insurance—continued

Hub International Holdings, Inc., 6.750%, 06/13/14(a)(b)	2,910,152	2,850,145
Sedgwick CMS Holdings, Inc., 5.000%, 12/30/16(a)(b)	7,908,331	7,483,258
USI Holdings Corp., 7.000%, 05/05/14(a)(b)	4,410,000	4,204,185

		54,333,396

Leisure Time (0.1%)
Clubcorp Operations, Inc., Term Loan B, 6.000%, 11/09/16(a)(b)	3,794,259	3,623,518

Lodging (2.3%)
Ameristar Casinos, Inc., Term Loan B, 4.000%, 04/13/18(a)(b)	7,208,775	6,955,747
Las Vegas Sands LLC, Term Loan B, 1.740%, 05/23/14(a)(b)	8,553,060	8,150,040
Las Vegas Sands LLC, 1.740%, 05/23/14(a)(b)	1,716,602	1,635,716
Las Vegas Sands LLC, 2.740%, 11/23/15(a)(b)	4,669,535	4,338,138
Las Vegas Sands LLC, 2.740%, 11/23/16(a)(b)(c)	2,732,512	2,538,585
Las Vegas Sands LLC, Term Loan B, 2.740%, 11/23/16(a)(b)	13,599,804	12,634,626
MGM Mirage, Class E, 7.000%, 02/21/14(a)(b)	2,636,596	2,479,719
MGM Mirage, Class C Term Loan, 7.000%, 02/21/14(a)(b)	28,704,654	26,996,727
Seminole Tribe of Florida, Term Loan B3, 1.875%, 03/05/14(a)(b)	1,889,253	1,780,621
Seminole Tribe of Florida, Term Loan B1, 1.875%, 03/05/14(a)(b)	1,106,811	1,043,169
Seminole Tribe of Florida, Term Loan B2, 1.875%, 03/05/14(a)(b)	3,993,730	3,764,090
VML U.S. Finance LLC, Term Loan B, 4.740%, 05/25/12(a)(b)	2,303,181	2,284,618
VML U.S. Finance LLC, Term Loan B, 4.740%, 05/27/13(a)(b)	3,987,410	3,955,271

		78,557,067

Machinery Diversified (0.5%)
Alliance Laundry Systems LLC, Term Loan B, 6.250%-6.750%, 09/30/16(a)(b)	3,703,053	3,647,507
Milacron LLC, Term Loan B, 7.500%, 05/15/17(a)(b)	9,875,000	9,603,438
NACCO Materials Handling Group, Inc., 1.989%-2.167%, 03/21/13(a)(b)	3,316,250	3,200,181

		16,451,126

Media (9.1%)
Block Communications, Inc., 2.220%, 12/21/12(a)(b)	961,735	937,691
CCO Holdings LLC, 3rd Lien Term Loan, 2.740%, 09/05/14(b)(d)	36,174,084	34,274,945
Charter Communications Operating, LLC, 3.500%, 09/06/16(a)(b)(c)	9,874,873	9,529,253
Clear Channel Communications, Inc., Term Loan 1, 3.880%, 01/29/16(a)(b)	787,669	545,855
Clear Channel Communications, Inc., Term Loan B, 3.890%, 01/28/16(a)(b)	13,555,348	9,459,057
Clear Channel Communications, Inc., Term Loan C, 3.890%, 01/28/16(a)(b)	30,273,024	21,018,258
Clear Channel Communications, Inc., Term Loan 2, 3.890%, 01/29/16(a)(b)	896,544	621,305
Entercom Communication LLC, Term Loan A, 1.362%-3.375%, 06/30/12(a)(b)	4,702,477	4,479,109

See Notes to Financial Statements.

SCHEDULES OF PORTFOLIO INVESTMENTS
RIDGEWORTH FUNDS  September 30, 2011
(Unaudited)

Seix Floating Rate High Income Fund — continued

	Shares or
	Principal
	Amount($)	Value($)
Media—continued

FoxCo Acquisition Sub LLC, Term Loan B, 4.750%, 07/14/15(a)(b)	5,437,893	5,165,998
Getty Images, Inc., 5.250%, 11/07/16(a)(b)	7,124,705	7,057,947
Gray Television, Inc., Term Loan B, 3.730%, 12/31/14(a)(b)	19,829,346	18,862,665
Insight Midwest Holdings LLC, Term Loan A, 1.220%, 10/07/13(a)(b)	11,813,515	11,592,012
Insight Midwest LP, 1.970%-2.000%, 04/07/14(a)(b)(c)	11,836,176	11,592,114
Lamar Media Corp., Term Loan B, 4.000%, 12/30/16(a)(b)	1,761,227	1,737,011
Media General, Inc., 4.734%-4.754%, 03/29/13(a)(b)	19,463,081	15,765,095
Mediacom Broadband LLC, 4.500%, 10/23/17(b)	4,596,813	4,409,125
Mediacom Illinois LLC, Term Loan D, 5.500%, 03/31/17(a)(b)	3,559,669	3,468,470
Nielsen Finance LLC, Class A, 2.230%, 08/09/13(a)(b)	3,384,417	3,274,423
Quebecor Media, Inc., Term Loan B, 2.249%, 01/17/13(a)(b)	1,151,873	1,125,956
Radio One, Inc., Term Loan B, 7.500%, 03/23/16(a)(b)	20,631,325	19,739,845
San Juan Cable Holdings, LLC, New Term Loan B, 6.000%, 06/09/17(a)(b)	7,286,738	7,019,533
San Juan Cable, LLC, 2nd Lien Term Loan, 10.000%, 06/08/18(a)(b)	11,745,000	11,304,562
Sinclair Television Group, Inc., New Term Loan B, 4.000%, 10/28/16(a)(b)	4,357,219	4,286,415
Springboard Finance LLC, 7.000%, 02/23/15(a)(b)	11,892,665	11,815,838
Summit Entertainment LLC, 7.500%, 09/07/19(a)(b)	17,945,928	17,452,415
Syniverse Technologies, Inc., Term Loan B, 5.250%, 12/21/17(a)(b)	10,185,636	10,007,387
Telesat Canada, Term Loan II, 3.240%, 10/31/14(a)(b)	322,440	312,296
Telesat Canada, Term Loan I, 3.240%, 10/31/14(a)(b)	3,753,676	3,635,585
Tribune Co., Term Loan B, 5.250%, 06/04/14(a)(b)(g)(h)	5,000,000	2,625,000
Univision Communications, Inc., 2.239%-4.489%, 09/29/14(a)(b)	26,106,616	23,691,754
Village Roadshow Ltd., Term Loan A2, 5.500%, 05/27/15(b)(e)	26,772,900	26,170,510
Weather Channel Interactive, Inc. (The), New Term Loan B, 4.250%, 02/13/17(b)	5,860,550	5,776,334

		308,753,763

Mining (1.0%)
American Rock Salt Holdings LLC, Term Loan, 5.500%, 04/25/17(a)(b)	3,504,075	3,335,459
Fairmount Minerals Ltd., New Term Loan B, 5.250%, 03/15/17(a)(b)	8,621,100	8,470,231
Novelis, Inc., 3.750%, 03/10/17(a)(b)	21,874,700	21,245,802

		33,051,492

Miscellaneous Manufacturer (1.0%)
Clarke American Corp., Term Loan B, 2.739%-2.869%, 03/26/14(b)	17,202,604	14,428,684
Manitowoc Co., Inc., New Term Loan B, 4.250%, 11/13/17(a)(b)	4,458,825	4,311,149
Sensata Technologies, Term Loan, 4.000%, 05/11/18(a)(b)	15,196,913	14,750,579

		33,490,412

See Notes to Financial Statements.

SCHEDULES OF PORTFOLIO INVESTMENTS
RIDGEWORTH FUNDS  September 30, 2011
(Unaudited)

Seix Floating Rate High Income Fund — continued

	Shares or
	Principal
	Amount($)	Value($)
Oil & Gas (5.1%)
Alon USA Energy, Inc., 2.489%-2.573%, 08/02/13(b)(e)	866,038	773,303
Alon USA Energy, Inc., 2.489%-2.573%, 08/02/13(b)(e)	108,254	96,662
Big West Oil LLC, 7.000%, 03/31/16(a)(b)	8,276,842	8,214,766
Buffalo Coast Terminals LLC, Term Loan B, 09/22/17(a)(b)(c)(f)	2,405,000	2,405,000
CITGO Petroleum Corp., Term Loan B, 8.000%, 06/24/15(a)(b)	2,342,857	2,349,886
CITGO Petroleum Corp., Term Loan C, 9.000%, 06/23/17(a)(b)	3,950,000	4,009,250
EPCO Holdings, Inc., Term Loan A, 1.222%, 08/07/12(a)(b)	6,545,455	6,370,887
Frac Tech International LLC, Term Loan B, 6.250%, 05/06/16(a)(b)(d)	31,099,478	30,413,734
MEG Energy Corp., New Term Loan B, 4.000%, 03/16/18(a)(b)	26,080,000	25,507,283
Obsidian Natural Gas Trust, 7.000%, 11/02/15(a)(b)	37,232,975	37,232,975
Semgroup, Term Loan B, 5.750%, 06/15/18(a)(b)	12,892,688	12,828,224
TPF Generation Holdings LLC, 2.370%, 12/15/11(a)(b)	1,335,737	1,255,112
TPF Generation Holdings LLC, 2.370%, 12/13/13(a)(b)	3,923,773	3,686,935
TPF Generation Holdings LLC, Term Loan B, 2.370%, 12/13/13(a)(b)	7,304,254	6,863,369
TPF Generation Holdings LLC, 2nd Lien Term Loan C, 4.620%, 12/15/14(a)(b)	10,250,000	9,186,562
Western Refining, Inc., New Term Loan B, 7.500%, 03/15/17(a)(b)	20,477,100	20,286,868

		171,480,816

Packaging & Containers (0.7%)
Anchor Glass Container Corp., 1st Lien Term Loan, 6.000%, 03/02/16(a)(b)	1,093,113	1,080,138
Reynolds Group Holdings, Inc., Term Loan E, 6.500%, 02/09/18(a)(b)	5,208,825	5,045,476
Reynolds Group Holdings, Inc., Term Loan, 6.500%, 08/09/18(a)(b)	12,585,000	12,193,481
Sealed Air Corp., Term Loan B, 1.000%, 09/21/18(a)(b)(c)	4,630,000	4,627,407

		22,946,502

Real Estate (6.3%)
CB Richard Ellis Services, Inc., Term Loan A, 2.230%, 11/07/15(a)(b)	19,560,000	19,022,100
CB Richard Ellis Services, Inc., New Term Loan C, 3.250%-3.49%, 03/05/18(a)(b)	30,817,762	29,334,812
CB Richard Ellis Services, Inc., New Term Loan B, 3.480%, 11/06/16(a)(b)	5,187,600	5,019,003
CB Richard Ellis Services, Inc., New Term Loan D, 3.730%-5.75%, 09/04/19(a)(b)	44,867,550	42,736,341
Grizzly Ventures LLC, Term Loan B, 3.222%, 12/02/14(b)	18,019,000	17,748,715
Istar Financial, Inc., Term Loan A1, 5.000%, 06/28/13(a)(b)(d)	83,608,852	80,593,081
Istar Financial, Inc., Term Loan A2, 7.000%, 06/30/14(a)(b)	17,600,000	16,561,600
Mattamy Funding Partnership, Term Loan B, 2.630%, 04/11/13(a)(b)	2,869,293	2,582,364
Realogy Corp., 3.190%, 10/10/13(a)(b)	222,052	199,154
Realogy Corp., 3.270%, 10/10/13(a)(b)	1,762,948	1,581,153

		215,378,323

See Notes to Financial Statements.

SCHEDULES OF PORTFOLIO INVESTMENTS
RIDGEWORTH FUNDS  September 30, 2011
(Unaudited)

Seix Floating Rate High Income Fund — continued

	Shares or
	Principal
	Amount($)	Value($)
Retail (4.0%)
Capital Automotive LP, New Term Loan B, 5.000%, 03/10/17(a)(b)(c)	55,204,061	52,547,642
Dollar General Corp., Term Loan B2, 2.979%-2.989%, 07/07/14(a)(b)	2,566,695	2,536,870
Dollar General Corp., Term Loan B, 2.979%-3.003%, 07/07/14(a)(b)	3,914,783	3,876,026
Gymboree Corp., 5.000%, 02/23/18(a)(b)	7,002,088	6,227,937
Harbor Freight Tools USA, Inc., 1st Lien Term Loan, 6.500%, 12/22/17(a)(b)	7,395,455	7,284,523
Jo-Ann Stores, Inc., 4.750%, 03/16/18(a)(b)	12,468,750	11,528,357
Leslie’s Poolmart, Inc., Term Loan B, 4.500%, 11/21/16(a)(b)	9,339,425	8,810,160
Michaels Stores, Inc., Term Loan B1, 2.500%-2.625%, 10/31/13(a)(b)	3,703,058	3,533,939
NBTY, Inc., New Term Loan B, 4.250%, 10/02/17(a)(b)	10,456,411	10,111,873
PETCO Animal Supplies, Inc., 4.500%, 11/24/17(a)(b)	16,602,300	15,676,722
Pilot Travel Centers LLC, New Term Loan B, 4.250%, 03/30/18(a)(b)	13,177,125	12,973,934
Savers, Inc., New Term Loan B, 4.250%, 03/03/17(a)(b)	1,990,000	1,953,523

		137,061,506

Semiconductors (0.8%)
Freescale Semiconductor, Inc., Term Loan B, 4.472%, 12/01/16(a)(b)	17,817,817	16,273,547
Microsemi Corp., New Term Loan B, 4.000%, 11/02/17(a)(b)(c)	9,257,556	9,176,553

		25,450,100

Telecommunication Services (8.2%)
Airvana, Inc., Term Loan B, 10.000%, 03/25/15(a)(b)	9,280,071	9,295,569
Atlantic Broadband Finance LLC, New Term Loan B, 4.000%, 03/08/16(a)(b)	5,145,364	4,875,232
Avaya, Inc., Term Loan B, 3.060%, 10/24/14(a)(b)	14,341,357	12,896,466
BBHI Acquisition LLC, Term Loan B, 4.500%, 12/14/17(b)	7,622,400	7,336,560
Bragg Communications, Inc., Term Loan B, 2.820%, 08/31/14(a)(b)	2,778,665	2,702,252
Consolidated Communications, Inc., Term Loan B, 2.740%, 12/31/14(a)(b)	5,115,000	4,603,500
Cumulus Media, Inc., Term Loan, 5.750%, 09/17/18(a)(b)	41,645,000	39,159,210
Cumulus Media, Inc., 7.500%, 02/11/19(a)(b)	2,330,000	2,196,025
Integra Telecom, Inc., New Term Loan B, 9.250%, 04/15/15(a)(b)	7,356,875	6,937,533
Intelsat Jackson Holdings Ltd., 3.250%, 02/02/14(a)(b)	22,550,000	20,990,216
Intelsat Jackson Holdings SA, Tranche B Term Loan, 5.250%, 04/02/18(a)(b)(d)	57,625,575	54,888,360
Level 3 Financing Inc., Tranche A Term Loan, 5.750%, 09/03/18(a)(b)	48,010,000	45,449,627
Level 3 Financing, Inc., Term Loan A, 2.490%-2.500%, 03/13/14(a)(b)	7,730,000	7,196,630
Level 3 Financing, Inc., Term Loan, 11.500%, 03/13/14(a)(b)	12,750,000	13,260,000
MetroPCS Wireless, Inc., New Term Loan B, 4.000%, 03/16/18(a)(b)	25,340,056	24,237,764
Telcordia Technologies, Inc., Term Loan B, 6.750%, 04/09/16(a)(b)	8,473,609	8,425,988

See Notes to Financial Statements.

SCHEDULES OF PORTFOLIO INVESTMENTS
RIDGEWORTH FUNDS  September 30, 2011
(Unaudited)

Seix Floating Rate High Income Fund — continued

	Shares or
	Principal
	Amount($)	Value($)
Telecommunication Services—continued

Telx Group, Inc., Term Loan B, , 10/06/17(a)(b)(c)	6,500,000	6,185,855
Tower Co. Finance LLC, Term Loan B, 5.250%, 02/02/17(a)(b)	5,477,475	5,326,844
UPC Financing Partnership, Term Loan N, 1.970%, 12/31/14(a)(b)	1,000,000	943,500
UPC Financing Partnership, Term Loan T, 3.720%, 12/30/16(a)(b)	220,210	209,860
West Corp., Term Loan B2, 2.628%-2.744%, 10/24/13(a)(b)	1,702,622	1,644,103

		278,761,094

Telecommunications (3.0%)
CommScope, Inc., New Term Loan B, 5.000%, 01/14/18(a)(b)	4,979,975	4,877,288
Encompass Digital Media, Inc., Term Loan B, 7.750%, 02/25/16(a)(b)	8,462,475	8,250,913
LightSquared LP, Term Loan B, 12.000%, 10/01/14(a)(b)	16,375,476	7,825,185
PAETEC Holding Corp., 5.000%, 05/31/18(a)(b)(c)	14,563,947	14,418,308
Vodafone Americas Finance, PIK Term Loan B, 6.250%, 07/11/16(b)	46,455,000	46,222,725
Vodafone Americas Finance 2, PIK Term Loan, 6.880%, 08/11/15(b)	18,766,918	18,766,918

		100,361,337

Textiles (0.2%)
Warnaco Inc., 3.750%, 06/15/18(a)(b)	7,286,738	7,104,569

Transportation (0.2%)
Avis Budget Car Rental LLC, Term Loan, 09/21/18(a)(b)(c)(f)	7,405,000	7,355,609

Utilities (1.5%)
Aes Corp., 4.250%, 06/01/18(a)(b)	29,392,300	28,699,523
Astoria Generating Co. Acquisitions LLC, 2nd Lien Term Loan C, 4.010%, 08/23/13(a)(b)	24,890,000	19,289,750
Calpine Corp., Term Loan B2, 4.500%, 04/02/18(a)(b)	1,910,213	1,794,282

		49,783,555

Total Bank Loans (Cost $3,191,010,362)		3,063,038,002

Corporate Bonds (5.8%)
Auto Manufacturers (0.0%)
General Motors Liquidation Co., 7.200%, 01/15/49(g)(i)	10,000,000	108,000
General Motors Liquidation Co., 8.375%, 07/15/49(g)(i)	10,000,000	108,000

		216,000

Auto Parts & Equipment (0.0%)
Delphi Corp., 6.125%, 05/15/21, Callable 05/15/16 @ 103.06(a)	225,000	209,250

Electric (1.3%)
General Cable Corp., 2.621%, 04/01/15, Callable 10/31/11 @ 100(b)(d)	5,133,000	4,825,020
Glenn Pool Oil & Gas Trust, 6.000%, 08/02/21(b)	39,146,691	38,363,757

		43,188,777

Healthcare — Products (0.0%)
Rotech Healthcare, Inc., 10.500%, 03/15/18, Callable 03/15/15 @ 105.25	485,000	391,638

See Notes to Financial Statements.

SCHEDULES OF PORTFOLIO INVESTMENTS
RIDGEWORTH FUNDS  September 30, 2011
(Unaudited)

Seix Floating Rate High Income Fund — continued

	Shares or
	Principal
	Amount($)	Value($)
Healthcare — Services (0.0%)
inVentiv Health, Inc., 10.000%, 08/15/18, Callable 08/15/14 @ 105(a)(e)	160,000	140,800
Kindred Healthcare, Inc., 8.250%, 06/01/19, Callable 06/01/14 @ 106.19(a)	420,000	320,775
MedImpact Holdings, Inc., 10.500%, 02/01/18, Callable 02/01/15 @ 105.25(a)(e)	1,315,000	1,226,237

		1,687,812

Insurance (0.1%)
MBIA, Inc., 5.700%, 12/01/34	8,285,000	4,897,446

Media (0.0%)
Block Communications, Inc., 8.250%, 12/15/15, Callable 11/18/11 @ 104.13(a)	100,000	100,250

Oil & Gas (0.3%)
SandRidge Energy, Inc., 3.871%, 04/01/14, Callable 11/18/11 @ 101(b)	1,000,000	968,163
Western Refining, Inc., 10.750%, 06/15/14, Callable 12/15/2011 @ 105(a)(b)	7,200,000	7,542,000
Western Refining, Inc., 11.250%, 06/15/17, Callable 06/15/13 @ 105.62(a)	885,000	955,800

		9,465,963

Packaging & Containers (0.0%)
Smurfit-Stone Container Corp., 8.000%, 03/15/17(g)	570,000	11,400
Smurfit-Stone Container Corp., 8.250%, 10/01/12	1,800,000	36,000

		47,400

Pharmaceuticals (0.1%)
ConvaTec Healthcare, 10.500%, 12/15/18, Callable 12/15/14 @ 105.25(a)	3,600,000	3,168,000

Pipelines (0.1%)
Atlas Pipeline Partners LP, 8.750%, 06/15/18, Callable 06/15/13 @ 104.38(d)	3,855,000	3,932,100

Real Estate Investment Trusts (0.4%)
Rouse Co. LP (The), 6.750%, 11/09/15, Callable 05/09/13 @ 103.38	12,075,000	12,014,625

Semiconductors (0.0%)
MEMC Electronic Materials, Inc., 7.750%, 04/01/19, Callable 04/01/14 @ 105.81(a)(e)	205,000	175,275

Telecommunication Services (3.4%)
Cequel Communications Holdings I LLC, 8.625%, 11/15/17, Callable 11/15/12 @ 106.47(a)(d)	550,000	544,500
Cricket Communications, Inc., 7.750%, 05/15/16, Callable 05/15/12 @ 105.81(d)	3,000,000	3,011,250
Global Crossing (UK) Finance PLC, 10.750%, 12/15/14, Callable 11/03/11 @ 103.58(d)	2,075,000	2,095,750
Global Crossing Ltd., 9.000%, 11/15/19, Callable 11/15/14 @ 104.50(a)	450,000	533,250
Global Crossing Ltd., 12.000%, 09/15/15, Callable 09/15/12 @ 106(d)	2,375,000	2,692,656
Integra Telecom, Inc., 10.750%, 04/15/16, Callable 04/15/13 @ 105.38(a)	280,000	247,800
Intelsat Bermuda Ltd., 11.250%, 02/04/17, Callable 02/15/13 @ 105.62(d)	1,800,000	1,561,500
Intelsat Bermuda Ltd. PIK, 11.500%, 02/04/17, Callable 02/15/13 @ 105.75(d)	3,900,017	3,354,015

See Notes to Financial Statements.

SCHEDULES OF PORTFOLIO INVESTMENTS
RIDGEWORTH FUNDS  September 30, 2011
(Unaudited)

Seix Floating Rate High Income Fund — continued

	Shares or
	Principal
	Amount($)	Value($)
Telecommunication Services—continued

Intelsat Jackson Holdings SA, 7.500%, 04/01/21, Callable 04/01/16 @ 103.75(a)	1,250,000	1,162,500
Intelsat Luxembourg SA, PIK, 11.500%, 02/04/17, Callable 02/15/13 @ 105.75(a)	21,745,000	18,700,700
iPCS, Inc., 2.379%, 05/01/13, Callable 11/18/11 @ 100(b)(d)	10,318,000	9,389,380
Level 3 Financing, Inc., 4.202%, 02/15/15, Callable 11/18/11 @ 100(b)	500,000	420,000
Level 3 Financing, Inc., 8.125%, 07/01/19, Callable 07/01/15 @ 104.06(a)	4,065,000	3,592,444
Level 3 Financing, Inc., 9.375%, 04/01/19, Callable 04/01/15 @ 104.69(a)	330,000	306,900
Level 3 Financing, Inc., 10.000%, 02/01/18, Callable 02/01/14 @ 105(d)	3,440,000	3,302,400
Level 3 Financing, Inc., 11.875%, 02/01/19, Callable 02/01/15 @ 105.94(a)	2,880,000	2,736,000
PAETEC Holding Corp., 8.875%, 06/30/17, Callable 06/30/13 @ 104.44(d)	1,000,000	1,050,000
Satmex Escrow SA de CV, 9.500%, 05/15/17, Callable 05/15/14 @ 104.75(a)	5,000,000	4,825,000
Sprint Capital Corp., 6.875%, 11/15/28	2,000,000	1,495,000
Sprint Capital Corp., 8.750%, 03/15/32(d)	4,500,000	3,909,375
Trilogy International Partners LLC, 10.250%, 08/15/16, Callable 08/15/13 @ 105.13(a)(e)	7,958,000	7,798,840
Wind Acquisition Finance Holdings, PIK, 12.250%, 07/15/17, Callable 07/15/13 @ 106.12(a)	15,816,959	12,337,228
Wind Acquisition Finance SA, 7.250%, 02/15/18, Callable 11/15/13 @ 105.44(a)	26,765,000	22,850,619
Wind Acquisition Finance SA, 11.750%, 07/15/17, Callable 07/15/13 @ 105.88(a)	3,850,000	3,272,500
Windstream Holding of the Midwest, Inc., 6.750%, 04/01/28(d)	4,750,000	4,612,297

		115,801,904

Transportation (0.1%)
CHC Helicopter SA, 9.250%, 10/15/20, Callable 04/15/15 @ 104.63(a)	2,000,000	1,700,000

Total Corporate Bonds (Cost $215,438,419)		196,996,440

Preferred Stocks (0.1%)
Diversified Financial Services (0.1%)
Citigroup Capital XII, 8.500%, 03/30/40, Callable 03/30/15 @ 25	13,520	339,352
GMAC Capital Trust I, Ser 2, 8.125%, 02/15/40, Callable 02/15/16 @ 25	186,000	3,394,500

		3,733,852

Total Preferred Stocks (Cost $4,988,000)		3,733,852

Convertible Preferred Stock (0.1%)
Auto Manufacturers (0.1%)
General Motors Co., Ser B, 4.750%, 12/01/13	57,000	1,999,560

Total Convertible Preferred Stock (Cost $2,820,930)		1,999,560

Common Stock (0.0%)(j)
Auto Manufacturers (0.0%)(j)
General Motors Co.*	79,985	1,614,097

Total Common Stock (Cost $3,231,120)		1,614,097

See Notes to Financial Statements.

SCHEDULES OF PORTFOLIO INVESTMENTS
RIDGEWORTH FUNDS  September 30, 2011
(Unaudited)

Seix Floating Rate High Income Fund — concluded

	Shares or
	Principal
	Amount($)	Value($)
Warrants (0.0%)(j)
Auto Manufacturers (0.0%)(j)
General Motors Co. Expires at 07/10/16 at 10.00 USD*	72,714	846,391
General Motors Co. Expires at 07/10/19 at 18.33 USD*	72,714	576,622

		1,423,013

Total Warrants (Cost $3,665,313)		1,423,013

Money Market Fund (5.4%)
State Street Institutional U.S. Government Money Market Fund, Institutional Class, 0.00%(k)	184,209,162	184,209,162

Total Money Market Fund (Cost $184,209,162)		184,209,162

Total Investments (Cost $3,605,363,306) — 101.6%		3,453,014,126
Liabilities in excess of other assets — (1.6)%		(56,027,912)

Net Assets — 100.0%		$3,396,986,214

*	Non-income producing security.

(a)	Rule 144A, Section 4(2) or other security which is restricted as to resale to institutional investors. The Fund’s adviser/subadviser has deemed this security to be liquid based upon procedures approved by the Board of Trustees. These securities represent 82.2% of net assets as of September 30, 2011.

(b)	Variable or floating rate security. Rate disclosed is as of September 30, 2011.

(c)	All or a portion of this security has been purchased on a when-issued or delayed-delivery basis.

(d)	All or a portion of this security has been segregated in connection with obligations for when-issued or delayed-delivery purchase commitments.

(e)	The Fund’s adviser/subadviser has deemed this security to be illiquid based upon procedures approved by the Board of Trustees.

(f)	The security has not settled as of September 30, 2011 and thus does not have a rate in effect. The security does not have a stated settlement date and will receive a rate upon settling with the custodian.

(g)	Security is in default.

(h)	Bankrupt Issuer.

(i)	Valued at fair value using procedures approved by the Board. Fair valued securities held by the Fund represent 0.0% of net assets as of September 30, 2011.

(j)	Represents less than 0.05% of Net Assets.

(k)	Rate disclosed, the 7 day net yield, is as of September 30, 2011.

Investment Abbreviations

PIK	— Payment in-kind

As of September 30, 2011, the Fund had the following unfunded loan commitments:

		Unrealized
	Unfunded	Appreciation
Borrower	Commitments($)	(Depreciation)($)

Brand Energy & Infrastructure Services, Inc.	7,500,000	(819,931)

The commitments are available until the maturity date of the respective security.

See Notes to Financial Statements.

SCHEDULES OF PORTFOLIO INVESTMENTS
RIDGEWORTH FUNDS  September 30, 2011
(Unaudited)

Seix High Yield Fund

	Shares or
	Principal
	Amount($)	Value($)
Bank Loans (0.2%)
Telecommunication Services (0.2%)
Intelsat Jackson Holdings SA, Tranche B Term Loan, 5.250%, 04/02/18(a)(b)	2,992,500	2,850,356
Level 3 Financing, Inc., Term Loan, 11.500%, 03/13/14(a)(b)	1,000,000	1,040,000

		3,890,356

Total Bank Loans (Cost $3,973,634)		3,890,356

Corporate Bonds (89.2%)
Advertising (0.6%)
Affinion Group, Inc., 7.875%, 12/15/18, Callable 12/15/14 @ 103.94	6,305,000	4,854,850
Checkout Holding Corp., 0.000%, 11/15/15, Callable 11/17/11 @ 65.82(a)(c)	5,850,000	3,188,250
Lamar Media Corp., 7.875%, 04/15/18, Callable 04/15/14 @ 103.94	2,175,000	2,175,000

		10,218,100

Aerospace/Defense (1.3%)
BE Aerospace, Inc., 6.875%, 10/01/20, Callable 10/01/15 @ 103.44	2,210,000	2,303,925
Ducommun, Inc., 9.750%, 07/15/18, Callable 07/15/15 @ 104.88(a)	2,255,000	2,255,000
Kratos Defense & Security Solutions, Inc., 10.000%, 06/01/17, Callable 06/01/14 @ 105	7,430,000	7,392,850
Spirit AeroSystems, Inc., 6.750%, 12/15/20, Callable 12/15/15 @ 103.38	4,830,000	4,817,925
Spirit AeroSystems, Inc., 7.500%, 10/01/17, Callable 10/01/13 @ 103.75	1,075,000	1,112,625
Triumph Group, Inc., 8.000%, 11/15/17, Callable 11/15/13 @ 104	2,770,000	2,887,725
Triumph Group, Inc., 8.625%, 07/15/18, Callable 07/15/14 @ 104.31	1,455,000	1,549,575

		22,319,625

Airlines (0.9%)
American Airlines, Inc., 7.500%, 03/15/16, Callable 03/15/13 @ 105.62(a)(d)	11,320,000	9,508,800
Delta Air Lines, Inc., 12.250%, 03/15/15, Callable 03/15/12 @ 108.81(a)(d)	3,610,000	3,835,625
Delta Air Lines, Inc., Ser 2007-1, Cl C, 8.954%, 08/10/14	1,536,392	1,513,346

		14,857,771

Auto Manufacturers (0.8%)
Chrysler Group LLC, 8.000%, 06/15/19, Callable 06/15/15 @ 104(a)(d)	3,250,000	2,535,000
Chrysler Group LLC, 8.250%, 06/15/21, Callable 06/15/16 @ 104.13(a)	5,350,000	4,119,500
Ford Motor Co., 7.450%, 07/16/31(d)	6,000,000	6,773,280

		13,427,780

Auto Parts & Equipment (1.9%)
Accuride Corp., 9.500%, 08/01/18, Callable 08/01/14 @ 104.75	2,785,000	2,562,200
AFFINIA Group, Inc., 10.750%, 08/15/16, Callable 08/15/12 @ 108.06(a)	1,854,000	1,891,080

See Notes to Financial Statements.

SCHEDULES OF PORTFOLIO INVESTMENTS
RIDGEWORTH FUNDS  September 30, 2011
(Unaudited)

Seix High Yield Fund — continued

	Shares or
	Principal
	Amount($)	Value($)
Auto Parts & Equipment—continued

Cooper-Standard Automotive, Inc., 8.500%, 05/01/18, Callable 05/01/14 @ 104.25	4,990,000	5,089,800
Delphi Corp., 5.875%, 05/15/19, Callable 05/15/14 @ 104.41(a)	3,000,000	2,790,000
Exide Technologies, 8.625%, 02/01/18, Callable 02/01/15 @ 104.31	5,510,000	5,124,300
Lear Corp., 7.875%, 03/15/18, Callable 03/15/14 @ 103.94	1,280,000	1,318,400
Lear Corp., 8.125%, 03/15/20, Callable 03/15/15 @ 104.06	1,280,000	1,344,000
Tower Automotive Holdings USA LLC / TA Holdings Finance, Inc., 10.625%, 09/01/17, Callable 09/01/14 @ 105.31(a)	2,272,000	2,249,280
TRW Automotive, Inc., 8.875%, 12/01/17, Callable 12/01/13 @ 104.44(a)	2,790,000	2,971,350
Visteon Corp., 6.750%, 04/15/19, Callable 04/15/14 @ 105.06(a)	7,625,000	6,862,500

		32,202,910

Banks (6.4%)
Ally Financial, Inc., 7.500%, 09/15/20	17,011,000	15,394,955
Ally Financial, Inc., 8.000%, 11/01/31	22,120,000	19,410,300
Ally Financial, Inc., 8.300%, 02/12/15	4,202,000	4,154,728
CIT Group, Inc., 7.000%, 05/01/15, Callable 11/17/11 @ 102(d)	8,350,000	8,287,375
CIT Group, Inc., 7.000%, 05/01/16, Callable 11/17/11 @ 102	15,610,000	15,141,700
CIT Group, Inc., 7.000%, 05/01/17, Callable 11/17/11 @ 102(d)	23,905,000	23,187,850
Provident Funding Associates LP/PFG Finance Corp., 10.125%, 02/15/19, Callable 02/15/15 @ 105.06(a)	2,685,000	2,322,525
Provident Funding Association LP, 10.250%, 04/15/17, Callable 04/15/14 @ 105.13(a)	3,455,000	3,368,625
Regions Bank, 6.450%, 06/26/37	2,825,000	2,373,000
Regions Bank, 7.500%, 05/15/18	2,050,000	2,026,937
Regions Financial Corp., 5.750%, 06/15/15	6,026,000	5,784,960
Regions Financial Corp., 7.750%, 11/10/14	4,745,000	4,733,137

		106,186,092

Beverages (0.1%)
Cott Beverages, Inc., 8.125%, 09/01/18, Callable 09/01/14 @ 104.06	1,500,000	1,530,000

Building Materials (1.4%)
Associated Materials LLC, 9.125%, 11/01/17, Callable 11/01/13 @ 106.84(d)	2,335,000	1,891,350
Building Materials Corp. of America, 6.750%, 05/01/21, Callable 05/01/16 @ 103.38(a)	2,590,000	2,460,500
Texas Industries, Inc., 9.250%, 08/15/20, Callable 08/15/15 @ 104.63	2,020,000	1,570,550
USG Corp., 8.375%, 10/15/18, Callable 10/15/14 @ 104.19(a)	11,650,000	9,727,750
USG Corp., 9.750%, 08/01/14(a)	5,845,000	5,552,750
USG Corp., 9.750%, 01/15/18	1,715,000	1,378,431

		22,581,331

See Notes to Financial Statements.

SCHEDULES OF PORTFOLIO INVESTMENTS
RIDGEWORTH FUNDS  September 30, 2011
(Unaudited)

Seix High Yield Fund — continued

	Shares or
	Principal
	Amount($)	Value($)
Chemicals (1.9%)
Georgia Gulf Corp., 9.000%, 01/15/17, Callable 01/15/14 @ 104.50(a)	4,210,000	4,252,100
Huntsman International LLC, 5.500%, 06/30/16, Callable 11/17/11 @ 100	2,505,000	2,335,913
Huntsman International LLC, 8.625%, 03/15/21, Callable 09/15/15 @ 104.31(d)	1,055,000	1,010,163
INEOS Finance PLC, 9.000%, 05/15/15, Callable 05/15/13 @ 104.50(a)	1,775,000	1,686,250
Kinove German Bondco GmbH, 9.625%, 06/15/18, Callable 06/15/14 @ 107.22(a)	3,450,000	3,122,250
Nova Chemicals Corp., 8.625%, 11/01/19, Callable 11/01/14 @ 104.31	2,845,000	3,079,712
Oxea Finance & Cy SCA, 9.500%, 07/15/17, Callable 07/15/13 @ 107.12(a)	2,664,000	2,590,740
Rain CII Carbon LLC, 8.000%, 12/01/18, Callable 12/01/14 @ 104(a)	4,610,000	4,610,000
Solutia, Inc., 7.875%, 03/15/20, Callable 03/15/15 @ 103.94(d)	3,025,000	3,183,812
TPC Group LLC, 8.250%, 10/01/17, Callable 10/01/13 @ 106.19(a)	2,000,000	1,960,000
Vertellus Specialties, Inc., 9.375%, 10/01/15, Callable 04/01/13 @ 104.69(a)(c)(d)	3,265,000	2,856,875

		30,687,815

Coal (0.4%)
Arch Coal, Inc., 7.000%, 06/15/19, Callable 06/15/15 @ 103.50(a)	2,055,000	1,952,250
Arch Coal, Inc., 7.250%, 06/15/21, Callable 06/15/16 @ 103.63(a)	2,905,000	2,796,063
Penn Virginia Resource Partners LP, 8.250%, 04/15/18, Callable 04/15/14 @ 104.13	2,635,000	2,503,250

		7,251,563

Commercial Services (2.1%)
Avis Budget Car Rental LLC, 9.625%, 03/15/18, Callable 03/15/14 @ 104.81	3,855,000	3,816,450
Avis Budget Car Rental LLC / Avis Budget Finance, Inc., 8.250%, 01/15/19, Callable 10/15/14 @ 104.13	4,945,000	4,524,675
Cenveo Corp., 8.875%, 02/01/18, Callable 02/01/14 @ 104.44(d)	3,095,000	2,437,313
Hertz Corp., 7.500%, 10/15/18, Callable 10/15/14 @ 103.75(a)	2,580,000	2,463,900
Hertz Corp., 8.875%, 01/01/14, Callable 11/17/11 @ 102.22(d)	295,000	295,000
Iron Mountain, Inc., 7.750%, 10/01/19, Callable 10/01/15 @ 103.88	4,135,000	4,103,987
Live Nation Entertainment, Inc., 8.125%, 05/15/18, Callable 05/15/14 @ 104.06(a)	3,235,000	3,105,600
National Money Mart Co., 10.375%, 12/15/16, Callable 12/15/13 @ 105.19	2,975,000	3,049,375
PHH Corp., 9.250%, 03/01/16	2,455,000	2,522,512

See Notes to Financial Statements.

SCHEDULES OF PORTFOLIO INVESTMENTS
RIDGEWORTH FUNDS  September 30, 2011
(Unaudited)

Seix High Yield Fund — continued

	Shares or
	Principal
	Amount($)	Value($)
Commercial Services—continued

Speedy Cash, Inc., 10.750%, 05/15/18, Callable 05/15/15 @ 105.38(a)	1,920,000	1,934,400
United Rentals NA, Inc., 9.250%, 12/15/19, Callable 12/15/14 @ 104.63(e)	5,616,000	5,826,600

		34,079,812

Computers (0.6%)
Seagate HDD Cayman, 6.875%, 05/01/20, Callable 05/01/15 @ 103.44	1,610,000	1,481,200
Seagate HDD Cayman, 7.000%, 11/01/21, Callable 05/01/16 @ 103.50(a)	3,845,000	3,537,400
Seagate HDD Cayman, 7.750%, 12/15/18, Callable 12/15/14 @ 103.88(a)	4,500,000	4,410,000
Seagate Technology International Co. Ltd., 10.000%, 05/01/14, Callable 05/01/13 @ 105(a)	532,000	595,840

		10,024,440

Cosmetics/Personal Care (0.4%)
Revlon Consumer Products Corp., 9.750%, 11/15/15, Callable 11/15/12 @ 104.88	6,795,000	7,117,763

Diversified Financial Services (4.4%)
American General Finance Corp., Ser H, 5.375%, 10/01/12	2,613,000	2,403,960
American General Finance Corp., Ser H, 5.750%, 09/15/16	2,575,000	1,879,750
American General Finance Corp., Ser I, 5.400%, 12/01/15	1,640,000	1,197,200
Bank of America Corp., 8.000%, 01/30/18(b)(d)(f)	4,445,000	3,778,917
CEMEX Finance LLC, 9.500%, 12/14/16, Callable 12/14/13 @ 104.75(a)(d)	3,800,000	2,755,000
Citigroup Capital XXI, 8.300%, 12/21/57, Callable 12/21/37 @ 100(b)	1,460,000	1,430,800
Community Choice Financial, Inc., 10.750%, 05/01/19, Callable 05/01/15 @ 105.38(a)	3,970,000	3,850,900
E*Trade Financial Corp., 6.750%, 06/01/16	2,075,000	2,069,812
Ford Motor Credit Co. LLC, 8.125%, 01/15/20	1,800,000	2,042,014
General Motors Financial Co., Inc., 6.750%, 06/01/18(a)	5,290,000	5,184,200
ILFC E-Capital Trust I, 4.770%, 12/21/65, Callable 11/17/11 @ 100(a)(b)	12,420,000	8,634,384
ILFC E-Capital Trust II, 6.250%, 12/21/65, Callable 12/21/15 @ 100(a)(b)	2,490,000	1,842,600
International Lease Finance Corp., 6.250%, 05/15/19	6,365,000	5,532,407
International Lease Finance Corp., 8.250%, 12/15/20(d)	2,380,000	2,332,400
International Lease Finance Corp., 8.625%, 09/15/15	2,230,000	2,213,275
International Lease Finance Corp., 8.750%, 03/15/17(d)	4,325,000	4,346,625
International Lease Finance Corp., 5.650%, 06/01/14, MTN	1,320,000	1,224,300

See Notes to Financial Statements.

SCHEDULES OF PORTFOLIO INVESTMENTS
RIDGEWORTH FUNDS  September 30, 2011
(Unaudited)

Seix High Yield Fund — continued

	Shares or
	Principal
	Amount($)	Value($)
Diversified Financial Services—continued

Northern Tier Energy LLC / Northern Tier Finance Corp., 10.500%, 12/01/17, Callable 12/01/13 @ 107.88(a)	5,020,000	5,220,800
Springleaf Finance Corp., 6.900%, 12/15/17	12,975,000	9,342,000
SquareTwo Financial Corp., 11.625%, 04/01/17, Callable 04/01/14 @ 105.80	1,270,000	1,206,500
SunGard Data Systems, Inc., 7.375%, 11/15/18, Callable 11/15/13 @ 105.53	2,375,000	2,208,750
SunGard Data Systems, Inc., 7.625%, 11/15/20, Callable 11/15/15 @ 103.81	1,750,000	1,627,500

		72,324,094

Electric (8.0%)
AES Corp. (The), 7.750%, 10/15/15	485,000	492,275
AES Corp. (The), 8.000%, 10/15/17	4,225,000	4,246,125
AES Corp. (The), 9.750%, 04/15/16	2,750,000	2,956,250
AES Ironwood LLC, 8.857%, 11/30/25	3,227,160	3,299,772
Calpine Corp., 7.500%, 02/15/21, Callable 11/01/15 @ 103.75(a)	2,100,000	2,005,500
Calpine Corp., 7.875%, 01/15/23, Callable 01/15/17 @ 103.94(a)	5,855,000	5,650,075
Edison Mission Energy, 7.000%, 05/15/17	2,740,000	1,630,300
Edison Mission Energy, 7.200%, 05/15/19	8,710,000	4,964,700
Edison Mission Energy, 7.500%, 06/15/13(d)	6,087,000	5,660,910
Edison Mission Energy, 7.750%, 06/15/16(d)	1,045,000	700,150
Elwood Energy LLC, 8.159%, 07/05/26	2,298,528	2,252,557
Energy Future Holdings Corp., 10.000%, 01/15/20, Callable 01/15/15 @ 105	3,000,000	2,910,000
GenOn Energy, Inc., 9.500%, 10/15/18(d)	5,315,000	4,996,100
GenOn Energy, Inc., 9.875%, 10/15/20, Callable 10/15/15 @ 104.94(d)	13,200,000	12,342,000
Midwest Generation LLC, Ser B, 8.560%, 01/02/16	5,564,190	5,480,727
NRG Energy, Inc., 7.625%, 01/15/18(a)	2,135,000	1,985,550
NRG Energy, Inc., 7.625%, 05/15/19, Callable 05/15/14 @ 103.81(a)	12,240,000	11,138,400
NRG Energy, Inc., 7.875%, 05/15/21, Callable 05/15/16 @ 103.94(a)	28,910,000	26,452,650
NRG Energy, Inc., 8.250%, 09/01/20, Callable 09/01/15 @ 104.13	2,000,000	1,890,000
NRG Energy, Inc., 8.500%, 06/15/19, Callable 06/15/14 @ 104.25	2,935,000	2,832,275
Texas Competitive Electric Holdings Co. LLC, 11.500%, 10/01/20, Callable 04/01/16 @ 105.75(a)(d)	35,835,000	28,668,000

		132,554,316

Electronics (0.4%)
Jabil Circuit, Inc., 8.250%, 03/15/18	3,460,000	3,918,450
Viasystems Group, Inc., 12.000%, 01/15/15, Callable 07/15/12 @ 106(a)	1,410,000	1,508,700

		5,427,150

See Notes to Financial Statements.

SCHEDULES OF PORTFOLIO INVESTMENTS
RIDGEWORTH FUNDS  September 30, 2011
(Unaudited)

Seix High Yield Fund — continued

	Shares or
	Principal
	Amount($)	Value($)
Energy-Alternate Sources (0.6%)
Covanta Holding Corp., 7.250%, 12/01/20, Callable 12/01/15 @ 103.63	4,610,000	4,601,144
First Wind Capital LLC, 10.250%, 06/01/18, Callable 06/01/14 @ 107.69(a)	5,075,000	4,821,250

		9,422,394

Engineering & Construction (0.5%)
Abengoa Finance SAU, 8.875%, 11/01/17(a)	2,575,000	2,356,125
Aguila 3 S.A., 7.875%, 01/31/18, Callable 01/31/14 @ 105.91(a)	2,900,000	2,639,000
Dycom Investments, Inc., 7.125%, 01/15/21, Callable 01/15/16 @ 103.56	2,570,000	2,480,050

		7,475,175

Entertainment (2.4%)
Cinemark USA, Inc., 7.375%, 06/15/21, Callable 06/15/16 @ 103.69(d)	1,590,000	1,502,550
Cinemark USA, Inc., 8.625%, 06/15/19, Callable 06/15/14 @ 104.31	610,000	628,300
Diamond Resorts Corp., 12.000%, 08/15/18, Callable 08/15/14 @ 106	9,745,000	9,135,937
Downstream Development Authority of the Quapaw Tribe of Oklahoma, 10.500%, 07/01/19, Callable 07/01/15 @ 105.25(a)	8,365,000	7,884,012
FireKeepers Development Authority, 13.875%, 05/01/15, Callable 05/01/12 @ 110.50(a)	5,450,000	6,158,500
Marina District Finance Co., Inc., 9.500%, 10/15/15, Callable 10/15/13 @ 104.75(d)	650,000	586,625
Marina District Finance Co., Inc., 9.875%, 08/15/18, Callable 08/15/14 @ 104.94(d)	2,480,000	2,070,800
Pinnacle Entertainment, Inc., 8.750%, 05/15/20, Callable 05/15/15 @ 104.38(d)	3,780,000	3,524,850
Regal Entertainment Group, 9.125%, 08/15/18, Callable 08/15/14 @ 104.56	4,090,000	4,049,100
Speedway Motorsports, Inc., 8.750%, 06/01/16, Callable 06/01/13 @ 104.38	2,395,000	2,496,788

		38,037,462

Environmental Control (0.3%)
Darling International, Inc., 8.500%, 12/15/18, Callable 12/15/14 @ 104.25	2,330,000	2,510,575
EnergySolutions, Inc., 10.750%, 08/15/18, Callable 08/15/14 @ 105.38	2,060,000	2,060,000

		4,570,575

Food (0.6%)
JBS USA Finance, Inc., 7.250%, 06/01/21, Callable 06/01/15 @ 105.44(a)	6,765,000	5,581,125
Stater Brothers Holdings, Inc., 7.750%, 04/15/15, Callable 11/17/11 @ 103.88	4,790,000	4,885,800

		10,466,925

See Notes to Financial Statements.

SCHEDULES OF PORTFOLIO INVESTMENTS
RIDGEWORTH FUNDS  September 30, 2011
(Unaudited)

Seix High Yield Fund — continued

	Shares or
	Principal
	Amount($)	Value($)
Forest Products&Paper (0.3%)
Longview Fibre Paper & Packaging, Inc., 8.000%, 06/01/16, Callable 06/01/13 @ 104(a)	3,575,000	3,467,750
Verso Paper Holdings LLC / Verso Paper, Inc., 8.750%, 02/01/19, Callable 02/01/15 @ 104.38(d)	1,375,000	948,750

		4,416,500

Gas (0.2%)
Sabine Pass LNG LP, 7.500%, 11/30/16	2,785,000	2,576,125

Hand/Machine Tools (0.2%)
Thermadyne Holdings Corp., 9.000%, 12/15/17, Callable 12/15/13 @ 106.75	3,080,000	3,018,400

Healthcare — Products (1.1%)
Accellent, Inc., 8.375%, 02/01/17, Callable 02/01/13 @ 106.28	1,720,000	1,638,300
Biomet, Inc., 10.000%, 10/15/17, Callable 10/15/12 @ 105	3,935,000	4,053,050
Rotech Healthcare, Inc., 10.500%, 03/15/18, Callable 03/15/15 @ 105.25(d)	2,090,000	1,687,675
Rotech Healthcare, Inc., 10.750%, 10/15/15, Callable 04/15/13 @ 105.38	2,465,000	2,477,325
Universal Hospital Services, Inc., PIK, 8.500%, 06/01/15, Callable 10/03/11 @ 104.25	8,615,000	8,388,856

		18,245,206

Healthcare — Services (3.9%)
American Renal Holdings Co., Inc., 8.375%, 05/15/18, Callable 05/15/13 @ 104.19	1,715,000	1,723,575
Apria Healthcare Group, Inc., 11.250%, 11/01/14, Callable 11/01/11 @ 105.62	5,925,000	5,688,000
Community Health Systems, Inc., 8.875%, 07/15/15, Callable 11/17/11 @ 104.44	17,120,000	16,820,400
GCB US Oncology, Inc. Escrow, 0.000%, 08/15/17(d)	3,420,000	25,650
Gentiva Health Services, Inc., 11.500%, 09/01/18, Callable 09/01/14 @ 105.75	1,515,000	1,204,425
HCA, Inc., 7.500%, 02/15/22	32,400,000	29,889,000
Kindred Healthcare, Inc., 8.250%, 06/01/19, Callable 06/01/14 @ 106.19(a)	5,880,000	4,490,850
Vanguard Health Holding Co. II LLC / Vanguard Holding Co. II, Inc., 7.750%, 02/01/19, Callable 02/01/14 @ 105.81	6,135,000	5,467,819

		65,309,719

Home Builders (0.4%)
KB Home, 9.100%, 09/15/17	3,180,000	2,703,000
Standard Pacific Corp., 8.375%, 05/15/18	3,705,000	3,149,250

		5,852,250

See Notes to Financial Statements.

SCHEDULES OF PORTFOLIO INVESTMENTS
RIDGEWORTH FUNDS  September 30, 2011
(Unaudited)

Seix High Yield Fund — continued

	Shares or
	Principal
	Amount($)	Value($)
Household Products/Wares (0.9%)
ACCO Brands Corp., 10.625%, 03/15/15, Callable 09/15/12 @ 105.31	1,555,000	1,671,625
Jarden Corp., 7.500%, 01/15/20, Callable 01/15/15 @ 103.75	4,450,000	4,500,063
Reynolds Group Holdings, 6.875%, 02/15/21, Callable 02/15/16 @ 103.44(a)	4,575,000	4,117,500
Reynolds Group Issuer, Inc. / Reynolds Group Issuer LLC / Reynolds Group Issuer Luxembourg I SA, 7.875%, 08/15/19, Callable 08/15/15 @ 103.94(a)	4,775,000	4,607,875

		14,897,063

Insurance (3.4%)
American General Institutional Capital, Ser B, 8.125%, 03/15/46(a)	2,750,000	2,543,750
American International Group, Inc., 8.175%, 05/15/68, Callable 05/15/38 @ 100(b)	15,475,000	13,656,687
Fairfax Financial Holdings Ltd., 7.375%, 04/15/18	274,000	296,721
Genworth Financial, Inc., 6.150%, 11/15/66, Callable 11/15/16 @ 100(b)	9,575,000	4,787,500
Genworth Financial, Inc., 7.625%, 09/24/21	745,000	642,060
Hartford Financial Services Group, Inc., 8.125%, 06/15/38, Callable 06/15/18 @ 100(b)(d)	5,177,000	4,866,380
ING Capital Funding Trust III, Ser 9, 3.846%, 12/31/11(b)(f)	4,815,000	3,601,124
ING Groep NV, 5.775%, 12/08/15(b)(f)	4,830,000	3,537,975
Liberty Mutual Group, Inc., 7.000%, 03/15/37, Callable 03/15/17 @ 100(a)(b)	2,730,000	2,306,850
Liberty Mutual Group, Inc., 7.800%, 03/15/37(a)	2,900,000	2,537,500
Liberty Mutual Group, Inc., 10.750%, 06/15/58, Callable 06/15/38 @ 100(a)(b)	2,740,000	3,260,600
Lincoln National Corp., 6.050%, 04/20/67, Callable 04/20/17 @ 100(b)	2,155,000	1,745,550
Lincoln National Corp., 7.000%, 05/17/66, Callable 05/17/16 @ 100(b)	1,220,000	1,049,200
MBIA, Inc., 5.700%, 12/01/34	12,040,000	7,117,109
White Mountains Re Group Ltd., 7.506%, 06/30/17(a)(b)(f)	5,190,000	4,762,707

		56,711,713

Internet (0.8%)
Equinix, Inc., 7.000%, 07/15/21, Callable 07/15/16 @ 103.50	5,535,000	5,514,244
UPC Holding BV, 9.875%, 04/15/18, Callable 04/15/14 @ 104.94(a)	3,600,000	3,600,000
Zayo Group LLC, 10.250%, 03/15/17, Callable 03/15/13 @ 105.13	3,720,000	3,878,100

		12,992,344

Investment Companies (0.5%)
Offshore Group Investments Ltd., 11.500%, 08/01/15, Callable 02/01/13 @ 108.62	7,185,000	7,400,550

See Notes to Financial Statements.

SCHEDULES OF PORTFOLIO INVESTMENTS
RIDGEWORTH FUNDS  September 30, 2011
(Unaudited)

Seix High Yield Fund — continued

	Shares or
	Principal
	Amount($)	Value($)
Investment Companies—continued

Offshore Group Investments Ltd., 11.500%, 08/01/15, Callable 02/01/13 @ 108.62(a)	1,440,000	1,483,200

		8,883,750

Iron/Steel (0.7%)
APERAM, 7.375%, 04/01/16, Callable 10/01/13 @ 103.69(a)	2,700,000	2,376,000
APERAM, 7.750%, 04/01/18, Callable 04/01/15 @ 103.88(a)	2,550,000	2,218,500
JMC Steel Group, 8.250%, 03/15/18, Callable 03/15/14 @ 106.19(a)	7,445,000	6,998,300

		11,592,800

Leisure Time (0.4%)
ClubCorp Club Operations, Inc., 10.000%, 12/01/18, Callable 12/01/14 @ 105	7,085,000	6,270,225

Lodging (0.4%)
Harrahs Operating, Inc., 11.250%, 06/01/17, Callable 06/01/13 @ 105.62	2,320,000	2,340,300
MCE Finance Ltd., 10.250%, 05/15/18, Callable 05/15/14 @ 105.13	1,910,000	2,024,600
Sugarhouse HSP Gaming Prop Mezz LP/Sugarhouse HSP Gaming Finance Corp., 8.625%, 04/15/16, Callable 10/15/13 @ 104.31(a)	1,610,000	1,585,850

		5,950,750

Machinery-Diversified (0.5%)
Manitowoc Co., Inc. (The), 8.500%, 11/01/20, Callable 11/01/15 @ 104.25	4,305,000	3,896,025
Terex Corp., 8.000%, 11/15/17, Callable 11/15/12 @ 104(d)	220,000	194,700
Terex Corp., 10.875%, 06/01/16, Callable 06/01/13 @ 105.44	4,364,000	4,625,840

		8,716,565

Media (4.4%)
Allbritton Communications Co., 8.000%, 05/15/18, Callable 05/15/14 @ 104	2,240,000	2,105,600
Block Communications, Inc., 8.250%, 12/15/15, Callable 11/18/11 @ 104.13(a)	3,050,000	3,057,625
Cablevision Systems Corp., 7.750%, 04/15/18	1,180,000	1,191,800
CCO Holdings LLC, 7.250%, 10/30/17, Callable 10/30/13 @ 105.44	5,000,000	5,000,000
CCO Holdings LLC / Cap Corp., 6.500%, 04/30/21, Callable 04/30/15 @ 104.88	10,520,000	9,941,400
CCO Holdings LLC / Cap Corp., 7.875%, 04/30/18, Callable 04/30/13 @ 105.91	2,690,000	2,737,075
CCO Holdings LLC / Cap Corp., 8.125%, 04/30/20, Callable 04/30/15 @ 104.06	2,190,000	2,277,600
CCO Holdings LLC / CCO Holdings Capital Corp., 7.000%, 01/15/19, Callable 01/15/14 @ 105.25(a)	4,985,000	4,822,987
Clear Channel Worldwide Holdings, Inc., Ser B, 9.250%, 12/15/17, Callable 12/15/12 @ 106.94	395,000	403,888

See Notes to Financial Statements.

SCHEDULES OF PORTFOLIO INVESTMENTS
RIDGEWORTH FUNDS  September 30, 2011
(Unaudited)

Seix High Yield Fund — continued

	Shares or
	Principal
	Amount($)	Value($)
Media—continued

Clear Channel Worldwide Holdings, Inc., Series REGS, 9.250%, 12/15/17, Callable 12/15/12 @ 106.94	2,200,000	2,233,000
DISH DBS Corp., 7.875%, 09/01/19	3,575,000	3,646,500
Echostar DBS Corp., 7.125%, 02/01/16	3,800,000	3,847,500
Echostar DBS Corp., 7.750%, 05/31/15	3,430,000	3,515,750
Entravision Communications Corp., 8.750%, 08/01/17, Callable 08/01/13 @ 106.56(d)	2,360,000	2,212,500
Insight Communications, Inc., 9.375%, 07/15/18, Callable 07/15/13 @ 107.03(a)	3,850,000	4,312,000
Mediacom LLC/Capital Corp., 9.125%, 08/15/19, Callable 08/15/14 @ 104.56	1,145,000	1,139,275
Nexstar Broadcasting, Inc. / Mission Broadcasting, Inc., 8.875%, 04/15/17, Callable 04/15/14 @ 104.44	1,975,000	1,950,312
Quebecor Media, Inc., 7.750%, 03/15/16, Callable 11/17/11 @ 103.88	3,095,000	3,095,000
Quebecor Media, Inc., 7.750%, 03/15/16, Callable 11/17/11 @ 103.88	705,000	703,238
Salem Communications Corp., 9.625%, 12/15/16, Callable 12/15/13 @ 104.81	2,719,000	2,719,000
Sinclair Television Group, Inc., 9.250%, 11/01/17, Callable 11/01/13 @ 104.63(a)	2,690,000	2,824,500
Sirius XM Radio, Inc., 7.625%, 11/01/18, Callable 11/01/14 @ 103.81(a)	2,910,000	2,939,100
Sirius XM Radio, Inc., 9.750%, 09/01/15, Callable 09/01/12 @ 104.88(a)	3,130,000	3,388,225
Unitymedia Hessen GmbH & Co. KG / Unitymedia NRW GmbH, 8.125%, 12/01/17, Callable 12/01/12 @ 108.12(a)	1,900,000	1,900,000
Univision Communications, Inc., 7.875%, 11/01/20, Callable 11/01/15 @ 103.94(a)	1,650,000	1,546,875

		73,510,750

Metal Fabricate/Hardware (0.1%)
Mueller Water Products, Inc., 8.750%, 09/01/20, Callable 09/01/15 @ 104.38	2,335,000	2,299,975

Mining (1.3%)
Compass Minerals International, Inc., 8.000%, 06/01/19, Callable 06/01/14 @ 104	3,065,000	3,202,925
Consolidated Minerals Ltd., 8.875%, 05/01/16, Callable 05/01/14 @ 104.44(a)(d)	4,450,000	3,793,625
Novelis, Inc., 8.375%, 12/15/17, Callable 12/15/13 @ 106.28	785,000	777,150
Novelis, Inc., 8.750%, 12/15/20, Callable 12/15/15 @ 104.38	2,900,000	2,842,000
Quadra FNX Mining Ltd., 7.750%, 06/15/19, Callable 06/15/15 @ 103.88(a)	4,565,000	4,416,638
Teck Cominco Ltd., 6.125%, 10/01/35	920,000	975,762

See Notes to Financial Statements.

SCHEDULES OF PORTFOLIO INVESTMENTS
RIDGEWORTH FUNDS  September 30, 2011
(Unaudited)

Seix High Yield Fund — continued

	Shares or
	Principal
	Amount($)	Value($)
Mining—continued

Thompson Creek Metals Co., Inc., 7.375%, 06/01/18, Callable 06/01/14 @ 105.53(a)	3,385,000	3,046,500
Vulcan Materials Co., 7.500%, 06/15/21(d)	3,345,000	3,120,594

		22,175,194

Miscellaneous Manufacturer (0.6%)
Amsted Industries, Inc., 8.125%, 03/15/18, Callable 03/15/14 @ 104.06(a)	3,935,000	4,072,725
Griffon Corp., 7.125%, 04/01/18, Callable 04/01/14 @ 105.34	3,415,000	3,013,737
Koppers, Inc., 7.875%, 12/01/19, Callable 12/01/14 @ 103.94	857,000	889,138
Polymer Group, Inc., 7.750%, 02/01/19, Callable 02/01/15 @ 103.88(a)	2,695,000	2,688,263

		10,663,863

Office Furnishings (0.1%)
Interface, Inc., 7.625%, 12/01/18, Callable 12/01/14 @ 103.81	1,800,000	1,800,000

Oil & Gas (4.3%)
Chesapeake Energy Corp., 6.500%, 08/15/17	1,295,000	1,340,325
Chesapeake Energy Corp., 6.625%, 08/15/20	7,000,000	7,210,000
Chesapeake Energy Corp., 6.875%, 11/15/20(d)	1,530,000	1,598,850
Chesapeake Energy Corp., 7.250%, 12/15/18(d)	3,105,000	3,306,825
CITGO Petroleum Corp., 11.500%, 07/01/17, Callable 07/01/14 @ 105.75(a)	2,910,000	3,288,300
Coffeyville Resources LLC, 10.875%, 04/01/17, Callable 04/01/13 @ 108.16(a)	3,015,000	3,361,725
Comstock Resources, Inc., 7.750%, 04/01/19, Callable 04/01/15 @ 103.88	4,780,000	4,469,300
Concho Resources, Inc., 7.000%, 01/15/21, Callable 01/15/16 @ 103.50	3,495,000	3,477,525
Connacher Oil and Gas Ltd., 8.500%, 08/01/19, Callable 08/01/15 @ 104.25(a)(d)	5,420,000	4,173,400
Linn Energy LLC/Finance Corp., 6.500%, 05/15/19, Callable 05/15/15 @ 103.25(a)	4,450,000	4,094,000
Linn Energy LLC/Finance Corp., 8.625%, 04/15/20, Callable 04/15/15 @ 104.31	1,565,000	1,611,950
Penn Virginia Corp., 10.375%, 06/15/16, Callable 06/15/13 @ 105.19	1,795,000	1,880,262
Plains Exploration & Production Co., 7.625%, 06/01/18, Callable 06/01/13 @ 103.81	2,510,000	2,572,750
Plains Exploration & Production Co., 8.625%, 10/15/19, Callable 10/15/14 @ 104.31	2,095,000	2,252,125
Range Resources Corp., 7.250%, 05/01/18, Callable 05/01/13 @ 103.63	2,130,000	2,268,450
RDS Ultra-Deepwater Ltd., 11.875%, 03/15/17, Callable 03/15/14 @ 105.94(a)	3,895,000	4,080,012

See Notes to Financial Statements.

SCHEDULES OF PORTFOLIO INVESTMENTS
RIDGEWORTH FUNDS  September 30, 2011
(Unaudited)

Seix High Yield Fund — continued

	Shares or
	Principal
	Amount($)	Value($)
Oil & Gas—continued

Sabine Pass LNG LP, 7.250%, 11/30/13	1,845,000	1,785,038
SandRidge Energy, Inc., 8.750%, 01/15/20, Callable 01/15/15 @ 104.38	6,825,000	6,688,500
United Refining Co., 10.500%, 02/28/18, Callable 02/28/15 @ 105.25	8,430,000	7,924,200
Western Refining, Inc., 11.250%, 06/15/17, Callable 06/15/13 @ 105.62(a)	3,795,000	4,098,600

		71,482,137

Oil & Gas Services (1.7%)
American Petroleum Tankers LLC, 10.250%, 05/01/15, Callable 05/01/12 @ 105.13	3,571,000	3,526,363
Cie Generale de Geophysique — Veritas, 6.500%, 06/01/21, Callable 06/01/16 @ 103.25(a)	8,000,000	7,200,000
Geokinetics Holdings, Inc., 9.750%, 12/15/14, Callable 12/15/11 @ 104.88	6,145,000	4,839,188
Oil States International, Inc., 6.500%, 06/01/19, Callable 06/01/14 @ 104.88(a)	11,185,000	10,933,337
Thermon Industries, Inc., 9.500%, 05/01/17, Callable 05/01/14 @ 104.75	1,741,000	1,810,640

		28,309,528

Packaging & Containers (0.6%)
Graphic Packaging International, Inc., 9.500%, 06/15/17, Callable 06/15/13 @ 104.75	2,175,000	2,327,250
Plastipak Holdings, Inc., 10.625%, 08/15/19, Callable 08/15/14 @ 105.31(a)	2,010,000	2,090,400
Sealed Air Corp., 8.125%, 09/15/19, Callable 09/15/15 @ 104.06(a)(g)	2,775,000	2,802,750
Sealed Air Corp., 8.375%, 09/15/21, Callable 09/15/16 @ 104.19(a)(g)	2,775,000	2,802,750

		10,023,150

Pharmaceuticals (2.2%)
ConvaTec Healthcare, 10.500%, 12/15/18, Callable 12/15/14 @ 105.25(a)	8,750,000	7,700,000
Elan Financial PLC/Elan Financial Corp., 8.750%, 10/15/16, Callable 10/15/12 @ 108.75	3,700,000	3,829,500
Endo Pharmaceuticals Holdings, Inc., 7.000%, 07/15/19, Callable 07/15/15 @ 103.50(a)	3,195,000	3,206,981
Endo Pharmaceuticals Holdings, Inc., 7.000%, 12/15/20, Callable 12/15/15 @ 103.50(a)	2,610,000	2,616,525
Endo Pharmaceuticals Holdings, Inc., 7.250%, 01/15/22, Callable 07/15/16 @ 103.63(a)	4,460,000	4,471,150
Lantheus Medical Imaging, Inc., 9.750%, 05/15/17, Callable 05/15/14 @ 104.88	5,395,000	4,909,450
Omnicare, Inc., 6.125%, 06/01/13, Callable 10/03/11 @ 100(d)	187,000	187,225

See Notes to Financial Statements.

SCHEDULES OF PORTFOLIO INVESTMENTS
RIDGEWORTH FUNDS  September 30, 2011
(Unaudited)

Seix High Yield Fund — continued

	Shares or
	Principal
	Amount($)	Value($)
Pharmaceuticals—continued

Valeant Pharmaceuticals International, 6.500%, 07/15/16, Callable 07/15/13 @ 103.25(a)	2,490,000	2,315,700
Valeant Pharmaceuticals International, 6.875%, 12/01/18, Callable 12/01/14 @ 103.44(a)	4,025,000	3,642,625
Valeant Pharmaceuticals International, 7.000%, 10/01/20, Callable 10/01/15 @ 103.50(a)	3,900,000	3,451,500

		36,330,656

Pipelines (2.0%)
Atlas Pipeline Partners LP, 8.750%, 06/15/18, Callable 06/15/13 @ 104.38	3,335,000	3,401,700
Copano Energy LLC / Copano Energy Finance Corp., 7.125%, 04/01/21, Callable 04/01/16 @ 103.56	3,475,000	3,396,812
El Paso Corp., 6.500%, 09/15/20	6,885,000	7,352,478
El Paso Corp., 7.000%, 06/15/17	1,540,000	1,725,057
El Paso Corp., Ser G, 8.050%, 10/15/30, MTN	1,320,000	1,541,528
Genesis Energy LP, 7.875%, 12/15/18, Callable 12/15/14 @ 103.94(a)	2,325,000	2,208,750
MarkWest Energy Partners LP, 6.750%, 11/01/20, Callable 11/01/15 @ 103.38	7,600,000	7,714,000
MarkWest Energy Partners LP, Ser B, 8.750%, 04/15/18, Callable 04/15/13 @ 104.38	235,000	250,275
Targa Resources Partners LP, 8.250%, 07/01/16, Callable 07/01/12 @ 104.13	4,790,000	4,981,600

		32,572,200

Real Estate Investment Trusts (1.6%)
DuPont Fabros Technology LP, 8.500%, 12/15/17, Callable 12/15/13 @ 104.25	3,080,000	3,187,800
Host Hotels & Resorts LP, 9.000%, 05/15/17, Callable 05/15/13 @ 104.50(d)	1,115,000	1,204,200
MPT Operating Partnership LP/MPT Finance Corp., 6.875%, 05/01/21, Callable 05/01/16 @ 103.44(a)	10,830,000	10,288,500
Reckson Operating Partnership LP, 7.750%, 03/15/20	6,005,000	6,787,241
Rouse Co. LP (The), 6.750%, 11/09/15, Callable 05/09/13 @ 103.38	5,100,000	5,074,500

		26,542,241

Retail (3.0%)
Ferrellgas LP / Ferrellgas Finance Corp., 6.500%, 05/01/21, Callable 05/01/16 @ 103.25	2,775,000	2,358,750
Ferrellgas Partners LP, 9.125%, 10/01/17, Callable 10/01/13 @ 104.56	2,095,000	2,115,950
Limited Brands, Inc., 6.625%, 04/01/21	2,900,000	2,921,750
Limited Brands, Inc., 7.000%, 05/01/20	2,520,000	2,646,000

See Notes to Financial Statements.

SCHEDULES OF PORTFOLIO INVESTMENTS
RIDGEWORTH FUNDS  September 30, 2011
(Unaudited)

Seix High Yield Fund — continued

	Shares or
	Principal
	Amount($)	Value($)
Retail—continued

Macy’s Retail Holdings, Inc., 8.125%, 07/15/15	3,490,000	4,063,250
Phillips-Van Heusen Corp., 7.375%, 05/15/20, Callable 05/15/15 @ 103.69	2,005,000	2,090,213
QVC, Inc., 7.500%, 10/01/19, Callable 10/01/14 @ 103.75(a)	1,600,000	1,704,000
Rite Aid Corp., 7.500%, 03/01/17, Callable 03/01/12 @ 103.75(d)	3,615,000	3,452,325
Roadhouse Financing, Inc., 10.750%, 10/15/17, Callable 10/15/13 @ 108.06(c)	2,735,000	2,536,712
Sears Holdings Corp., 6.625%, 10/15/18	24,125,000	19,903,125
Toys “R” Us Property Co. LLC, 10.750%, 07/15/17, Callable 07/15/13 @ 105.38	5,415,000	5,726,362

		49,518,437

Semiconductors (0.7%)
Advanced Micro Devices, Inc., 7.750%, 08/01/20, Callable 08/01/15 @ 103.88(d)	4,115,000	4,032,700
Freescale Semiconductor, Inc., 9.250%, 04/15/18, Callable 04/15/14 @ 104.63(a)	5,035,000	5,173,463
MEMC Electronic Materials, Inc., 7.750%, 04/01/19, Callable 04/01/14 @ 105.81(a)(c)	3,025,000	2,586,375

		11,792,538

Shipbuilding (0.9%)
Huntington Ingalls Industries, Inc., 6.875%, 03/15/18, Callable 03/15/15 @ 103.44(a)	8,110,000	7,542,300
Huntington Ingalls Industries, Inc., 7.125%, 03/15/21, Callable 03/15/16 @ 103.56(a)	8,500,000	7,883,750

		15,426,050

Storage/Warehousing (0.4%)
Niska Gas Storage US LLC / Niska Gas Storage Canada ULC, 8.875%, 03/15/18, Callable 03/15/14 @ 104.44	6,045,000	5,984,550

Telecommunication Services (12.8%)
Avaya, Inc., 7.000%, 04/01/19, Callable 04/01/15 @ 103.50(a)	5,340,000	4,539,000
Cequel Communications Holdings I LLC, 8.625%, 11/15/17, Callable 11/15/12 @ 106.47(a)	6,440,000	6,375,600
Cricket Communications, Inc., 7.750%, 05/15/16, Callable 05/15/12 @ 105.81	1,535,000	1,540,756
DigitalGlobe, Inc., 10.500%, 05/01/14, Callable 05/01/12 @ 105.25	3,590,000	3,966,950
EH Holding Corp., 6.500%, 06/15/19(a)	6,745,000	6,492,063
EH Holding Corp., 7.625%, 06/15/21(a)	2,735,000	2,632,438
Frontier Communications Corp., 7.875%, 04/15/15	6,000,000	6,015,000
Frontier Communications Corp., 8.250%, 05/01/14	900,000	928,125
GeoEye, Inc., 8.625%, 10/01/16, Callable 10/01/13 @ 104.31	2,055,000	2,075,550

See Notes to Financial Statements.

SCHEDULES OF PORTFOLIO INVESTMENTS
RIDGEWORTH FUNDS  September 30, 2011
(Unaudited)

Seix High Yield Fund — continued

	Shares or
	Principal
	Amount($)	Value($)
Telecommunication Services—continued

Global Crossing (UK) Finance PLC, 10.750%, 12/15/14, Callable 11/03/11 @ 103.58	4,772,000	4,819,720
Global Crossing Ltd., 12.000%, 09/15/15, Callable 09/15/12 @ 106	9,535,000	10,810,306
Inmarsat Finance PLC, 7.375%, 12/01/17, Callable 12/01/13 @ 103.69(a)(d)	1,780,000	1,784,450
Integra Telecom, Inc., 10.750%, 04/15/16, Callable 04/15/13 @ 105.38(a)	3,400,000	3,009,000
Intelsat Jackson Holdings SA, 7.500%, 04/01/21, Callable 04/01/16 @ 103.75(a)	14,340,000	13,336,200
Intelsat Jackson Holdings SA, 8.500%, 11/01/19, Callable 11/01/14 @ 104.25	850,000	830,875
Level 3 Financing, Inc., 9.250%, 11/01/14, Callable 12/01/11 @ 102.31	4,338,000	4,283,775
Level 3 Financing, Inc., 9.375%, 04/01/19, Callable 04/01/15 @ 104.69(a)	5,865,000	5,454,450
Level 3 Financing, Inc., 10.000%, 02/01/18, Callable 02/01/14 @ 105(e)	9,210,000	8,841,600
MetroPCS Wireless, Inc., 6.625%, 11/15/20, Callable 11/15/15 @ 103.31	2,640,000	2,323,200
MetroPCS Wireless, Inc., 7.875%, 09/01/18, Callable 09/01/14 @ 103.94	1,860,000	1,804,200
Nextel Communications, Inc., Ser D, 7.375%, 08/01/15, Callable 10/28/11 @ 100	3,395,000	3,216,763
Nextel Communications, Inc., Ser E, 6.875%, 10/31/13, Callable 10/28/11 @ 100.86	6,855,000	6,666,487
NII Capital Corp., 7.625%, 04/01/21, Callable 04/01/16 @ 103.81	4,440,000	4,406,700
NII Capital Corp., 8.875%, 12/15/19, Callable 12/15/14 @ 104.44	3,825,000	3,987,563
PAETEC Holding Corp., 8.875%, 06/30/17, Callable 06/30/13 @ 104.44	7,510,000	7,885,500
Qwest Capital Funding, Inc., 7.750%, 02/15/31	5,220,000	4,854,600
Satmex Escrow SA de CV, 9.500%, 05/15/17, Callable 05/15/14 @ 104.75(a)(d)	4,725,000	4,559,625
Sprint Capital Corp., 6.875%, 11/15/28	11,095,000	8,293,512
Sprint Capital Corp., 8.750%, 03/15/32	15,780,000	13,708,875
Sprint Nextel Corp., 8.375%, 08/15/17	6,500,000	6,045,000
US West Capital Funding, Inc., 6.875%, 07/15/28	5,940,000	5,138,100
US West Communications, 7.250%, 10/15/35, Callable 10/15/15 @ 101.94	5,485,000	5,265,600
ViaSat, Inc., 8.875%, 09/15/16, Callable 09/15/12 @ 106.66	4,985,000	5,059,775
West Corp., 8.625%, 10/01/18, Callable 10/01/14 @ 104.31	2,690,000	2,616,025
Wind Acquisition Finance Holdings, PIK, 12.250%, 07/15/17, Callable 07/15/13 @ 106.12(a)	16,837,891	13,133,555

See Notes to Financial Statements.

SCHEDULES OF PORTFOLIO INVESTMENTS
RIDGEWORTH FUNDS  September 30, 2011
(Unaudited)

Seix High Yield Fund — continued

	Shares or
	Principal
	Amount($)	Value($)
Telecommunication Services—continued

Wind Acquisition Finance SA, 7.250%, 02/15/18, Callable 11/15/13 @ 105.44(a)	15,355,000	13,109,331
Wind Acquisition Finance SA, 11.750%, 07/15/17, Callable 07/15/13 @ 105.88(a)	3,460,000	2,941,000
Windstream Corp., 7.500%, 04/01/23, Callable 04/01/16 @ 103.75	10,025,000	9,348,312

		212,099,581

Textiles (0.2%)
Mohawk Industries, Inc., 6.875%, 01/15/16	3,605,000	3,722,163

Transportation (2.6%)
Aircastle Ltd., 9.750%, 08/01/18, Callable 08/01/14 @ 104.88	3,200,000	3,296,000
AMGH Merger Sub, Inc., 9.250%, 11/01/18, Callable 11/01/14 @ 104.63(a)	1,970,000	1,970,000
CHC Helicopter SA, 9.250%, 10/15/20, Callable 04/15/15 @ 104.63(a)	17,875,000	15,193,750
CMA CGM SA, 8.500%, 04/15/17, Callable 04/15/14 @ 104.25(a)	7,900,000	3,199,500
Martin Midstream Partners LP, 8.875%, 04/01/18, Callable 04/01/14 @ 104.44	4,380,000	4,336,200
Navios Maritime Acquisition Corp. / Navios Acquisition Finance US Inc., 8.625%, 11/01/17, Callable 11/01/13 @ 104.31	3,945,000	3,284,212
Navios Maritime Holdings, Inc. / Navios Maritime Finance II US, Inc., 8.125%, 02/15/19, Callable 02/15/15 @ 104.06(a)(d)	4,205,000	3,511,175
RailAmerica, Inc., 9.250%, 07/01/17, Callable 07/01/13 @ 104.63	4,382,000	4,743,515
Teekay Corp., 8.500%, 01/15/20	2,570,000	2,460,775
United Maritime Group LLC/Finance Corp., 11.750%, 06/15/15, Callable 12/15/12 @ 105.88	1,445,000	1,459,450

		43,454,577

Total Corporate Bonds (Cost $1,534,834,063)		1,475,904,093

Preferred Stock (0.3%)
Diversified Financial Services (0.3%)
Citigroup Capital XII, 8.500%, 03/30/40, Callable 03/30/15 @ 25	163,060	4,092,806

Total Preferred Stock (Cost $4,076,500)		4,092,806

Convertible Preferred Stock (0.5%)
Auto Manufacturers (0.5%)
General Motors Co., Ser B, 4.750%, 12/01/13	254,395	8,924,177

Total Convertible Preferred Stock (Cost $12,149,068)		8,924,177

Units (0.0%)
Commercial Services (0.0%)
Alion Science Technology Corp.*(h)(i)	1,395	—

Total Units (Cost $93,535)		—

See Notes to Financial Statements.

SCHEDULES OF PORTFOLIO INVESTMENTS
RIDGEWORTH FUNDS  September 30, 2011
(Unaudited)

Seix High Yield Fund — concluded

	Shares or
	Principal
	Amount($)	Value($)
Short-Term Investment (7.0%)
RidgeWorth Funds Securities Lending Joint Account(j)	116,538,315	116,538,315

Total Short-Term Investment (Cost $116,538,315)		116,538,315

Money Market Fund (7.9%)
State Street Institutional Treasury Money Market Fund, Institutional Class, 0.00%(k)	130,717,900	130,717,900

Total Money Market Fund (Cost $130,717,900)		130,717,900

Total Investments (Cost $1,802,383,015) — 105.1%		1,740,067,647
Liabilities in excess of other assets — (5.1)%		(84,718,543)

Net Assets — 100.0%		$1,655,349,104

*	Non-income producing security.

(a)	Rule 144A, Section 4(2) or other security which is restricted as to resale to institutional investors. The Fund’s adviser/subadviser has deemed this security to be liquid based upon procedures approved by the Board of Trustees. These securities represent 33.5% of net assets as of September 30, 2011.

(b)	Variable or floating rate security. Rate disclosed is as of September 30, 2011.

(c)	The Fund’s adviser/subadviser has deemed this security to be illiquid based upon procedures approved by the Board of Trustees.

(d)	The security or a partial position of the security was on loan as of September 30, 2011. The total value of securities on loan as of September 30, 2011 was $113,829,746.

(e)	All or a portion of this security has been segregated in connection with obligations for when-issued or delayed-delivery purchase commitments.

(f)	Perpetual maturity.

(g)	All or a portion of this security has been purchased on a when-issued or delayed-delivery basis.

(h)	Valued at fair value using procedures approved by the Board. Fair valued securities held by the Fund represent 0.0% of net assets as of September 30, 2011.

(i)	Each unit consists of $1,000 principal amount of 12.000% senior secured notes due on November 1, 2014 and one warrant to purchase 1.9439 shares of common stock.

(j)	Purchased with cash collateral held from securities lending. The value of the collateral could include collateral held for securities that were sold on or before September 30, 2011 (See Notes to Financial Statements).

(k)	Rate disclosed, the 7 day net yield, is as of September 30, 2011.

Investment Abbreviations

MTN	— Medium Term Note

PIK	— Payment in-kind

ULC	— Unlimited Liability Company

See Notes to Financial Statements.

SCHEDULES OF PORTFOLIO INVESTMENTS
RIDGEWORTH FUNDS  September 30, 2011
(Unaudited)

Short-Term Bond Fund

	Shares or
	Principal
	Amount($)	Value($)
Asset-Backed Securities (8.3%)
Automobiles (2.8%)
Ford Credit Auto Owner Trust, Ser 2009-D, Cl A3, 2.170%, 10/15/13	715,897	721,097
Honda Auto Receivables Owner Trust, Ser 2009-3, Cl A3, 2.310%, 05/15/13	1,454,384	1,462,837
Honda Auto Receivables Owner Trust, Ser 2010-2, Cl A3, 1.340%, 03/18/14	2,070,920	2,081,604
Hyundai Auto Receivables Trust, Ser 2011-B, Cl A3, 1.040%, 09/15/15	1,300,000	1,306,581
Hyundai Auto Receivables Trust, Ser 2011-B, Cl A4, 1.650%, 02/15/17	1,140,000	1,160,984
Nissan Auto Lease Trust, Ser 2009-B, Cl A3, 2.070%, 01/15/15	34,346	34,365
World Omni Auto Receivables Trust, Ser 2011-A, Cl A3, 1.110%, 05/15/15	1,875,000	1,879,612

		8,647,080

Credit Card (4.5%)
American Express Credit Account Master Trust, Ser 2007-7, Cl A, 0.269%, 02/17/15(a)	3,560,000	3,558,736
Chase Issuance Trust, Ser 2005-A2, Cl A2, 0.299%, 12/15/14(a)	5,825,000	5,822,540
Discover Card Master Trust, Ser 2008-A4, Cl A4, 5.650%, 12/15/15	4,340,000	4,705,262

		14,086,538

Other (1.0%)
GE Equipment Transportation LLC, Ser 2011-1, Cl A3, 1.000%, 10/20/14	1,385,000	1,385,980
John Deere Owner Trust, Ser 2011-A, Cl A3, 1.290%, 01/15/16	1,555,000	1,568,105

		2,954,085

Total Asset-Backed Securities (Cost $25,576,017)		25,687,703

Collateralized Mortgage Obligations (21.2%)
Banc of America Commercial Mortgage, Inc., Ser 2004-1, Cl A4, 4.760%, 11/10/39	1,495,000	1,563,734
Banc of America Commercial Mortgage, Inc., Ser 2005-2, Cl AM, 4.913%, 07/10/43(a)	2,105,000	2,020,335
Citigroup Commercial Mortgage Trust, Ser 2004-C1, Cl A3, 5.251%, 04/15/40(a)	2,720,053	2,818,691
Commercial Mortgage Asset Trust, Ser 1999-C1, Cl A4, 6.975%, 01/17/32(a)	4,598,581	4,763,495
Commercial Mortgage Pass-Through Certificates, Ser 2001-J2A, Cl A2, 6.096%, 07/16/34(b)	65,557	66,043
CS First Boston Mortgage Securities Corp., Ser 2004-1, Cl 4A1, 5.000%, 02/25/19	2,150,063	2,186,017
CS First Boston Mortgage Securities Corp., Ser 2004-C5, Cl A3, 4.499%, 11/15/37	3,100,000	3,100,146
CS First Boston Mortgage Securities Corp., Ser 2005-C5, Cl AM, 5.100%, 08/15/38(a)	2,095,000	2,145,194
FDIC Structured Sale Guaranteed Notes, Ser 2010-L2A, Cl A, 3.000%, 09/30/19(b)	2,102,817	2,114,801
Federal National Mortgage Association, Ser 2009-37, Cl HA, 4.000%, 04/25/19	2,347,651	2,486,088

See Notes to Financial Statements.

SCHEDULES OF PORTFOLIO INVESTMENTS
RIDGEWORTH FUNDS  September 30, 2011
(Unaudited)

Short-Term Bond Fund — continued

	Shares or
	Principal
	Amount($)	Value($)
Collateralized Mortgage Obligations—continued

Federal National Mortgage Association, Ser 2011-38, Cl AH, 2.750%, 05/25/20	5,996,217	6,211,736
First Horizon Mortgage Pass-Through Trust, Ser 2004-AR4, Cl 2A1, 2.723%, 08/25/34(a)	1,265,504	1,081,733
GE Capital Commercial Mortgage Corp., Ser 2004-C2, Cl A3, 4.641%, 03/10/40	1,146,594	1,172,071
GMAC Commercial Mortgage Securities, Inc., Ser 2003-C2, Cl A2, 5.638%, 05/10/40(a)	5,555,000	5,911,698
Greenwich Capital Commercial Funding Corp., Ser 2005-GG3, Cl A2, 4.305%, 08/10/42	1,328,606	1,328,367
JPMorgan Chase Commercial Mortgage Securities, Ser 2005-LDP1, Cl A2, 4.625%, 03/15/46	1,615,519	1,631,241
LB Commercial Conduit Mortgage Trust, Ser 1998-C1, Cl D, 6.980%, 02/18/30	900,458	917,496
LB-UBS Commercial Mortgage Trust, Ser 2004-C4, Cl A4, 5.497%, 06/15/29(a)	4,575,000	4,913,358
MASTR Alternative Loans Trust, Ser 2004-5, Cl 4A1, 5.500%, 07/25/19	2,281,040	2,311,667
Merrill Lynch Mortgage Trust, Ser 2004-BPC1, Cl A3, 4.467%, 10/12/41(a)	581,366	583,909
Merrill Lynch Mortgage Trust, Ser 2005-CIP1, Cl AM, 5.107%, 07/12/38(a)	1,585,000	1,562,027
NCUA Guaranteed Notes, Ser 2010-C1, Cl A1, 1.600%, 10/29/20	1,222,069	1,234,264
Provident Funding Mortgage Loan Trust, Ser 2004-1, Cl 1A1, 2.631%, 04/25/34(a)	781,855	729,505
Residential Funding Mortgage Securities I, Ser 2004-S3, Cl A1, 4.750%, 03/25/19	1,066,187	1,091,641
Wachovia Bank Commercial Mortgage Trust, Ser 2005-C16, Cl A2, 4.380%, 10/15/41	3,941,551	3,942,347
Wachovia Bank Commercial Mortgage Trust, Ser 2005-C22, Cl A4, 5.444%, 12/15/44(a)	3,800,000	4,136,916
Washington Mutual Mortgage Pass-Through Certificates, Ser 2003-S12, Cl 2A, 4.750%, 11/25/18	764,706	786,275
Wells Fargo Mortgage Backed Securities Trust, Ser 2007-16, Cl 1A1, 6.000%, 12/28/37	2,897,868	2,999,442

Total Collateralized Mortgage Obligations (Cost $65,615,138)		65,810,237

Corporate Bonds (43.0%)
Auto Manufacturers (0.7%)
Daimler Finance North America LLC, 1.950%, 03/28/14(b)	1,810,000	1,795,279
Kia Motors Corp., 3.625%, 06/14/16(b)	500,000	497,357

		2,292,636

Banks (12.8%)
Bank of America Corp., 3.625%, 03/17/16	860,000	782,868
Bank of Montreal, 1.750%, 04/29/14, MTN	1,680,000	1,700,807
Bank of Nova Scotia, 2.250%, 01/22/13	2,155,000	2,195,684
Bank of Nova Scotia, 2.375%, 12/17/13	1,625,000	1,670,472
Barclays Bank PLC, 5.200%, 07/10/14	1,760,000	1,799,915

See Notes to Financial Statements.

SCHEDULES OF PORTFOLIO INVESTMENTS
RIDGEWORTH FUNDS  September 30, 2011
(Unaudited)

Short-Term Bond Fund — continued

	Shares or
	Principal
	Amount($)	Value($)
Banks—continued

BB&T Corp., 5.700%, 04/30/14, MTN	3,765,000	4,109,370
Capital One Financial Corp., 7.375%, 05/23/14	1,500,000	1,675,485
Commonwealth Bank of Australia, 3.500%, 03/19/15(b)	1,035,000	1,060,137
Fifth Third Bancorp, 3.625%, 01/25/16	1,480,000	1,504,584
National City Bank, 6.200%, 12/15/11	5,347,000	5,393,808
PNC Funding Corp., 5.400%, 06/10/14	990,000	1,076,096
Royal Bank of Canada, 2.300%, 07/20/16, MTN	4,250,000	4,296,640
Toronto-Dominion Bank (The), 1.375%, 07/14/14	1,360,000	1,372,126
US Bancorp, 4.200%, 05/15/14	2,115,000	2,269,791
Wells Fargo & Co., 3.625%, 04/15/15	2,245,000	2,337,635
Westpac Banking Corp., 2.250%, 11/19/12	1,455,000	1,474,354
Westpac Banking Corp., 4.200%, 02/27/15	4,790,000	5,021,764

		39,741,536

Beverages (1.3%)
Anheuser-Busch InBev Worldwide, Inc., 3.625%, 04/15/15	1,870,000	2,002,172
Dr Pepper Snapple Group, Inc., 2.350%, 12/21/12	1,300,000	1,319,596
PepsiCo, Inc., 2.500%, 05/10/16	605,000	626,365

		3,948,133

Chemicals (0.5%)
Dow Chemical Co. (The), 4.850%, 08/15/12	1,540,000	1,585,589

Diversified Financial Services (10.9%)
American Express Credit Corp., Ser C, 5.875%, 05/02/13	2,010,000	2,131,617
American Honda Finance Corp., 1.850%, 09/19/14(b)	1,780,000	1,782,647
BlackRock, Inc., 2.250%, 12/10/12	2,685,000	2,726,690
Citigroup, Inc., 5.500%, 04/11/13	3,110,000	3,200,893
General Electric Capital Corp., 2.100%, 01/07/14	3,035,000	3,053,125
General Electric Capital Corp., 4.875%, 03/04/15	3,855,000	4,116,473
Goldman Sachs Group, Inc. (The), 3.700%, 08/01/15	1,735,000	1,698,707
Goldman Sachs Group, Inc. (The), 5.150%, 01/15/14	1,730,000	1,791,189
JPMorgan Chase & Co., 3.150%, 07/05/16	1,875,000	1,862,824
JPMorgan Chase & Co., 5.750%, 01/02/13	3,145,000	3,295,010
Merrill Lynch & Co., Inc., Ser C, 5.000%, 02/03/14, MTN	1,455,000	1,425,920
Morgan Stanley, 4.200%, 11/20/14	3,780,000	3,696,738
TD AMERITRADE Holding Corp., 4.150%, 12/01/14	995,000	1,056,691
Woodside Finance Ltd., 4.500%, 11/10/14(b)	1,800,000	1,911,148

		33,749,672

Electric (1.4%)
Dominion Resources, Inc., Ser B, 6.250%, 06/30/12	1,385,000	1,437,079
Duke Energy Corp., 6.300%, 02/01/14	1,765,000	1,956,824
PSEG Power LLC, 6.950%, 06/01/12	1,020,000	1,058,477

		4,452,380

Electronics (0.3%)
Thermo Fisher Scientific, Inc., 2.150%, 12/28/12	300,000	304,932
Thermo Fisher Scientific, Inc., 3.200%, 03/01/16	705,000	740,559

		1,045,491

Food (0.6%)
General Mills, Inc., 5.200%, 03/17/15	1,450,000	1,625,660
Kraft Foods, Inc., 5.625%, 11/01/11	131,000	131,416

		1,757,076

See Notes to Financial Statements.

SCHEDULES OF PORTFOLIO INVESTMENTS
RIDGEWORTH FUNDS  September 30, 2011
(Unaudited)

Short-Term Bond Fund — continued

	Shares or
	Principal
	Amount($)	Value($)
Insurance (2.7%)
Berkshire Hathaway Finance Corp., 5.000%, 08/15/13	1,635,000	1,755,146
MetLife, Inc., 5.500%, 06/15/14	2,715,000	2,972,865
New York Life Global Funding, 3.000%, 05/04/15(b)	1,530,000	1,590,368
Prudential Financial, Inc., 5.150%, 01/15/13, MTN	2,000,000	2,074,922

		8,393,301

Iron/Steel (0.2%)
ArcelorMittal, 3.750%, 03/01/16	740,000	680,432

Machinery-Construction & Mining (0.8%)
Caterpillar, Inc., 1.375%, 05/27/14	2,475,000	2,491,518

Media (1.9%)
Comcast Corp., 5.300%, 01/15/14	1,915,000	2,076,049
DIRECTV Holdings LLC, 7.625%, 05/15/16	1,170,000	1,257,750
Time Warner Cable, Inc., 5.400%, 07/02/12	1,870,000	1,930,134
Time Warner, Inc., 3.150%, 07/15/15	615,000	636,101

		5,900,034

Mining (1.1%)
Rio Tinto Alcan, Inc., 4.875%, 09/15/12	1,230,000	1,268,998
Rio Tinto Finance USA Ltd., 8.950%, 05/01/14	1,755,000	2,075,430

		3,344,428

Miscellaneous Manufacturer (0.3%)
Ingersoll-Rand Global Holding Co. Ltd., 6.000%, 08/15/13	985,000	1,063,115

Pharmaceuticals (0.6%)
McKesson Corp., 5.250%, 03/01/13	850,000	899,622
McKesson Corp., 6.500%, 02/15/14	850,000	949,937

		1,849,559

Pipelines (2.4%)
Energy Transfer Partners LP, 5.650%, 08/01/12	1,400,000	1,443,008
Enterprise Products Operating LLC, Ser G, 5.600%, 10/15/14	710,000	777,096
Enterprise Products Operating LLC, Ser M, 5.650%, 04/01/13	1,250,000	1,322,209
Kinder Morgan Energy Partners LP, 7.125%, 03/15/12	1,640,000	1,682,069
Plains All American Pipeline LP, 4.250%, 09/01/12	1,945,000	1,999,460
Williams Partners LP, 3.800%, 02/15/15	260,000	271,270

		7,495,112

Retail (0.5%)
Wal-Mart Stores, Inc., 1.500%, 10/25/15	1,690,000	1,704,110

Semiconductors (0.8%)
Intel Corp., 1.950%, 10/01/16	1,215,000	1,223,766
Texas Instruments, Inc., 1.375%, 05/15/14	1,170,000	1,182,680

		2,406,446

Telecommunication Services (2.4%)
New Cingular Wireless Services, Inc., 8.125%, 05/01/12	4,185,000	4,353,894
Verizon Communications, Inc., 1.950%, 03/28/14	2,080,000	2,128,911
Verizon Communications, Inc., 3.000%, 04/01/16	845,000	883,772

		7,366,577

Toys/Games/Hobbies (0.5%)
Mattel, Inc., 5.625%, 03/15/13	1,550,000	1,644,364

Transportation (0.3%)
Union Pacific Corp., 6.500%, 04/15/12	760,000	781,636

Total Corporate Bonds (Cost $132,337,153)		133,693,145

See Notes to Financial Statements.

SCHEDULES OF PORTFOLIO INVESTMENTS
RIDGEWORTH FUNDS  September 30, 2011
(Unaudited)

Short-Term Bond Fund — continued

	Shares or
	Principal
	Amount($)	Value($)
Municipal Bond (1.6%)
New Jersey (1.6%)
New Jersey Economic Development Authority, RB, BAB, 1.347%, 06/15/13(a)	4,930,000	4,947,501

Total Municipal Bond (Cost $4,930,000)		4,947,501

U.S. Government Agencies (6.0%)
Federal Agricultural Mortgage Corp. (1.4%)
2.000%, 07/27/16	4,305,000	4,375,581

Federal Home Loan Mortgage Corp. (2.7%)
0.700%, 07/25/13	5,700,000	5,704,902
1.350%, 01/06/15	2,935,000	2,941,392

		8,646,294

Federal National Mortgage Association (1.9%)
1.250%, 07/18/14	5,775,000	5,785,372

Total U.S. Government Agencies (Cost $18,720,772)		18,807,247

U.S. Government Agency Mortgages (14.5%)
Federal Home Loan Mortgage Corporation (1.6%)
Pool #847276, 2.637%, 04/01/34(a)	587,418	616,896
Pool #1B7142, 4.519%, 09/01/36(a)	1,087,849	1,146,310
Pool #1G1676, 5.477%, 04/01/37(a)	2,958,730	3,186,226

		4,949,432

Federal National Mortgage Association (12.9%)
Pool #555162, 4.826%, 01/01/13	1,198,174	1,234,922
Pool #555290, 4.927%, 02/01/13	2,494,809	2,557,610
Pool #873294, 5.100%, 02/01/13	7,115,000	7,425,218
Pool #735065, 4.484%, 08/01/13	2,368,721	2,441,861
Pool #555910, 4.919%, 10/01/13	2,525,635	2,651,414
Pool #958368, 4.710%, 03/01/14	5,309,221	5,663,637
Pool #725877, 5.381%, 09/01/14	3,703,294	3,993,007
Pool #466534, 2.040%, 11/01/15	3,605,000	3,670,322
Pool #466598, 2.180%, 11/01/15	2,055,000	2,099,894
Pool #745889, 5.970%, 08/01/16	4,794,343	5,488,717
Pool #555844, 2.384%, 10/01/33(a)	351,373	369,392
Pool #822302, 2.587%, 05/01/35(a)	2,435,585	2,568,561

		40,164,555

Total U.S. Government Agency Mortgages (Cost $43,707,222)		45,113,987

U.S. Treasury Obligation (3.7%)
U.S. Treasury Note (3.7%)
0.500%, 08/15/14	11,490,000	11,519,644

Total U.S. Treasury Obligation (Cost $11,528,164)		11,519,644

Money Market Fund (1.0%)
State Street Institutional U.S. Government Money Market Fund, Institutional Class, 0.00%(c)	3,128,890	3,128,890

Total Money Market Fund (Cost $3,128,890)		3,128,890

Total Investments (Cost $305,543,356) — 99.3%		308,708,354
Other assets in excess of liabilities — 0.7%		2,195,797

Net Assets — 100.0%		$310,904,151

(a)	Variable or floating rate security. Rate disclosed is as of September 30, 2011.

(b)	Rule 144A, Section 4(2) or other security which is restricted as to resale to institutional investors. The Fund’s adviser/subadviser has deemed this security to be liquid based upon procedures approved by the Board of Trustees. These securities represent 3.5% of net assets as of September 30, 2011.

(c)	Rate disclosed, the 7 day net yield, is as of September 30, 2011.

Investment Abbreviations

BAB	— Build America Bonds

MTN	— Medium Term Note

RB	— Revenue Bond

See Notes to Financial Statements.

SCHEDULES OF PORTFOLIO INVESTMENTS
RIDGEWORTH FUNDS  September 30, 2011
(Unaudited)

Short-Term Bond Fund — concluded

Open Futures Contracts

At September 30, 2011, the Fund’s open futures contracts were as follows:

		Notional	Expiration	Number of	Unrealized
Description	Position	Amount($)	Date	Contracts	Appreciation($)
U.S. Treasury 5 Year Note	Short	(7,371,354)	December 2011	60	22,291

See Notes to Financial Statements.

SCHEDULES OF PORTFOLIO INVESTMENTS
RIDGEWORTH FUNDS  September 30, 2011
(Unaudited)

Short-Term U.S. Treasury Securities Fund

	Shares or
	Principal
	Amount($)	Value($)
U.S. Treasury Obligations (96.2%)
U.S. Treasury Notes (96.2%)
1.750%, 11/15/11	1,065,000	1,067,121
4.625%, 02/29/12	1,440,000	1,466,663
1.000%, 04/30/12	1,420,000	1,427,214
1.750%, 08/15/12	2,160,000	2,189,363
4.125%, 08/31/12	1,440,000	1,491,637
1.375%, 01/15/13	2,480,000	2,516,523
3.125%, 04/30/13	1,580,000	1,651,408
1.125%, 06/15/13	3,525,000	3,575,795
2.000%, 11/30/13	1,745,000	1,807,848
2.375%, 02/28/15	720,000	764,496
2.500%, 04/30/15	1,080,000	1,153,491
1.750%, 07/31/15	295,000	307,422

		19,418,981

Total U.S. Treasury Obligations (Cost $19,093,101)		19,418,981

Money Market Fund (3.9%)
State Street Institutional Treasury Money Market Fund, Institutional Class, 0.00%(a)	794,821	794,821

Total Money Market Fund (Cost $794,821)		794,821

Total Investments (Cost $19,887,922) — 100.1%		20,213,802
Liabilities in excess of other assets — (0.1)%		(28,580)

Net Assets — 100.0%		$20,185,222

(a)	Rate disclosed, the 7 day net yield, is as of September 30, 2011.

See Notes to Financial Statements.

SCHEDULES OF PORTFOLIO INVESTMENTS
RIDGEWORTH FUNDS  September 30, 2011
(Unaudited)

Total Return Bond Fund

	Shares or
	Principal
	Amount($)	Value($)
Asset-Backed Securities (1.2%)
Home Equity (0.6%)
HSBC Home Equity Loan Trust, Ser 2005-1, Cl M, 0.743%, 01/20/34(a)	1,809,188	1,519,944
HSBC Home Equity Loan Trust, Ser 2006-2, Cl A1, 0.363%, 03/20/36(a)	3,645,506	3,347,372

		4,867,316

Manufactured Housing (0.6%)
Newcastle Investment Trust, Ser 2010-MH1, Cl M1, 6.000%, 07/10/35(b)	4,160,000	4,360,206

Total Asset-Backed Securities (Cost $9,231,101)		9,227,522

Collateralized Mortgage Obligations (14.4%)
Agency Collateralized CMO (9.6%)
Federal Home Loan Mortgage Corporation, Ser 3703, Cl CF, 0.407%, 11/15/23(a)	1,559,056	1,553,864
Federal Home Loan Mortgage Corporation, Ser 3768, Cl CB, 3.500%, 12/15/25	2,022,874	2,129,045
Federal Home Loan Mortgage Corporation, Ser 3774, Cl EW, 3.500%, 12/15/25	2,243,855	2,382,685
Federal Home Loan Mortgage Corporation, Ser 3800, Cl BE, 3.500%, 02/15/26	2,699,707	2,844,142
Federal Home Loan Mortgage Corporation, Ser 3800, Cl CB, 3.500%, 02/15/26	2,382,000	2,516,457
Federal Home Loan Mortgage Corporation, Ser 3806, Cl L, 3.500%, 02/15/26	6,609,442	7,014,329
Federal Home Loan Mortgage Corporation, Ser 3810, Cl QB, 3.500%, 02/15/26	3,938,394	4,160,266
Federal Home Loan Mortgage Corporation, Ser 3814, Cl B, 3.000%, 02/15/26	4,614,025	4,747,258
Federal Home Loan Mortgage Corporation, Ser 3816, Cl GL, 3.000%, 02/15/26	2,865,000	2,942,173
Federal Home Loan Mortgage Corporation, Ser 3826, Cl BK, 3.000%, 03/15/26	6,680,591	6,871,725
Federal Home Loan Mortgage Corporation, Ser 3829, Cl BE, 3.500%, 03/15/26	3,173,000	3,354,391
Federal Home Loan Mortgage Corporation, Ser 3877, Cl LM, 3.500%, 06/15/26	1,367,000	1,437,516
Federal Home Loan Mortgage Corporation, Ser 3907, Cl FM, 0.557%, 05/15/26(a)	4,924,062	4,931,105
Federal Home Loan Mortgage Corporation, Ser 3907, Cl MF, 0.557%, 08/15/26(a)	2,818,763	2,821,358
Federal National Mortgage Association, Ser 2010-144, Cl YB, 3.000%, 12/25/25	6,365,471	6,509,725
Federal National Mortgage Association, Ser 2011-36, Cl DB, 3.000%, 05/25/26	5,692,120	5,850,237
Federal National Mortgage Association, Ser 2011-44, Cl EB, 3.000%, 05/25/26	4,869,000	4,998,702
Federal National Mortgage Association, Ser 2011-45, Cl ZA, 4.000%, 05/25/31	3,904,428	4,042,638
Federal National Mortgage Association, Ser 2011-46, Cl B, 3.000%, 05/25/26	645,000	661,436
Federal National Mortgage Association, Ser 2011-98, Cl FL, 0.566%, 10/25/26(c)	2,560,896	2,560,096

See Notes to Financial Statements.

SCHEDULES OF PORTFOLIO INVESTMENTS
RIDGEWORTH FUNDS  September 30, 2011
(Unaudited)

Total Return Bond Fund — continued

	Shares or
	Principal
	Amount($)	Value($)
Agency Collateralized CMO—continued

Government National Mortgage Association, Ser 2011-17, Cl B, 4.000%, 02/16/26	900,232	1,006,212

		75,335,360

Agency Collateralized PAC CMO (0.9%)
Federal Home Loan Mortgage Corporation, Ser 3745, Cl VE, 4.000%, 09/15/29	1,630,994	1,780,023
Federal Home Loan Mortgage Corporation, Ser 3762, Cl BV, 4.000%, 10/15/29	1,513,000	1,658,559
Federal Home Loan Mortgage Corporation, Ser 3763, Cl VQ, 4.000%, 07/15/27	929,000	1,013,791
Federal National Mortgage Association, Ser 2011-8, Cl PV, 4.000%, 01/25/30	726,000	795,101
Government National Mortgage Association, Ser 2010-167, Cl VA, 4.250%, 11/20/29	1,630,000	1,807,123

		7,054,597

Commercial MBS (3.9%)
Americold LLC Trust, Ser 2010-ARTA, Cl A2FX, 4.954%, 01/14/29(b)	2,662,000	2,790,950
Banc of America Commercial Mortgage, Inc., Ser 2005-3, Cl A3B, 5.090%, 07/10/43(a)	3,902,000	4,071,039
Banc of America Commercial Mortgage, Inc., Ser 2005-6, Cl AM, 5.368%, 09/10/47(a)	3,321,000	3,351,523
GS Mortgage Securities Corp. II, Ser 2011- GC5, Cl A2, 2.999%, 08/10/44(b)(c)	1,814,000	1,832,092
LB-UBS Commercial Mortgage Trust, Ser 2005-C7, Cl AM, 5.263%, 11/15/40(a)	2,673,000	2,695,531
Morgan Stanley Reremic Trust, Ser 2010- HQ4B, Cl A7A, 4.970%, 04/16/40(a)(b)	2,700,000	2,814,053
RBSCF Trust, Ser 2010-RR3, Cl MS4A, 4.970%, 04/16/40(a)(b)	5,030,000	5,267,205
Wachovia Bank Commercial Mortgage Trust, Ser 2005-C20, Cl AMFX, 5.179%, 07/15/42(a)	4,590,000	4,711,832
Wachovia Bank Commercial Mortgage Trust, Ser 2005-C21, Cl AM, 5.381%, 10/15/44(a)	3,142,000	3,084,948

		30,619,173

Total Collateralized Mortgage Obligations (Cost $102,115,896)		113,009,130

Corporate Bonds (23.9%)
Aerospace/Defense (0.5%)
Boeing Co. (The), 5.125%, 02/15/13	1,339,000	1,414,519
United Technologies Corp., 6.125%, 02/01/19	2,249,000	2,757,895

		4,172,414

Auto Manufacturers (0.1%)
Daimler Finance N.A. LLC, 3.875%, 09/15/21(b)	1,219,000	1,189,169

Banks (0.9%)
Bank of Nova Scotia, 2.375%, 12/17/13	1,119,000	1,150,313
Bank of Nova Scotia, 3.400%, 01/22/15	1,257,000	1,322,816
HSBC Bank PLC, 3.100%, 05/24/16(b)	856,000	851,013
HSBC Bank PLC, 3.500%, 06/28/15(b)	1,402,000	1,422,655
Northern Trust Corp., 5.200%, 11/09/12	1,783,000	1,871,478
Toronto-Dominion Bank (The), 2.500%, 07/14/16	654,000	671,279

		7,289,554

See Notes to Financial Statements.

SCHEDULES OF PORTFOLIO INVESTMENTS
RIDGEWORTH FUNDS  September 30, 2011
(Unaudited)

Total Return Bond Fund — continued

	Shares or
	Principal
	Amount($)	Value($)
Beverages (0.3%)
Anheuser-Busch InBev Worldwide, Inc., 3.000%, 10/15/12	1,740,000	1,776,141
Diageo Capital PLC, 5.200%, 01/30/13	825,000	869,689

		2,645,830

Biotechnology (0.1%)
Life Technologies Corp., 5.000%, 01/15/21, Callable 10/15/20 @ 100	438,000	453,490

Chemicals (1.0%)
Air Products & Chemicals, Inc., 4.150%, 02/01/13	864,000	902,523
E.I. du Pont de Nemours & Co., 4.250%, 04/01/21	831,000	910,614
E.I. du Pont de Nemours & Co., 5.000%, 07/15/13	1,182,000	1,268,265
Praxair, Inc., 1.750%, 11/15/12	2,959,000	2,995,298
Praxair, Inc., 4.625%, 03/30/15	1,613,000	1,779,891

		7,856,591

Computers (0.6%)
Hewlett-Packard Co., 4.375%, 09/15/21	2,289,000	2,325,358
Hewlett-Packard Co., 4.500%, 03/01/13	694,000	723,991
IBM Corp., 5.600%, 11/30/39	1,187,000	1,464,344

		4,513,693

Diversified Financial Services (3.3%)
ABB Treasury Center USA, Inc., 4.000%, 06/15/21(b)	1,351,000	1,358,720
CME Group, Inc., 5.400%, 08/01/13	1,230,000	1,316,481
CME Group, Inc., 5.750%, 02/15/14	1,179,000	1,294,845
ERAC USA Finance LLC, 5.250%, 10/01/20(b)	1,317,000	1,442,560
ERAC USA Finance LLC, 5.600%, 05/01/15(b)	1,066,000	1,182,553
ERAC USA Finance LLC, 5.800%, 10/15/12(b)	1,428,000	1,487,945
Ford Motor Credit Co. LLC, 5.000%, 05/15/18	2,343,000	2,263,141
Jefferies Group, Inc., 8.500%, 07/15/19	927,000	1,030,992
JPMorgan Chase & Co., 4.400%, 07/22/20	1,837,000	1,858,563
JPMorgan Chase & Co., 6.300%, 04/23/19	823,000	931,084
Lazard Group LLC, 7.125%, 05/15/15	1,781,000	1,967,070
MassMutual Global Funding LLC, 2.300%, 09/28/15(b)	1,174,000	1,178,538
NASDAQ OMX Group, Inc. (The), 5.550%, 01/15/20	1,288,000	1,289,741
PACCAR Financial Corp., 1.550%, 09/29/14, MTN	2,059,000	2,057,921
TIAA Global Markets, Inc., 5.125%, 10/10/12(b)	1,572,000	1,631,505
Toyota Motor Credit Corp., 3.200%, 06/17/15, MTN	863,000	905,476
Woodside Finance Ltd., 4.600%, 05/10/21, Callable 02/10/21 @ 100(b)	2,418,000	2,497,910

		25,695,045

Electric (1.1%)
Alabama Power Co., 5.800%, 11/15/13	1,024,000	1,126,321
Dominion Resources, Inc., 1.950%, 08/15/16	622,000	619,187
Duke Energy Carolinas LLC, 4.300%, 06/15/20	386,000	426,378
Exelon Generation Co. LLC, 6.200%, 10/01/17	1,190,000	1,341,825
Georgia Power Co., 6.000%, 11/01/13	704,000	774,109
MidAmerican Energy Holdings Co., 6.125%, 04/01/36	1,055,000	1,263,651
Public Service Co. of Colorado, Ser 17, 6.250%, 09/01/37	670,000	898,532
Southern California Edison Co., 5.750%, 03/15/14	1,083,000	1,200,847
Wisconsin Power & Light Co., 6.375%, 08/15/37	642,000	848,659

		8,499,509

Electronics (0.1%)
Thermo Fisher Scientific, Inc., 2.250%, 08/15/16	584,000	592,136

See Notes to Financial Statements.

SCHEDULES OF PORTFOLIO INVESTMENTS
RIDGEWORTH FUNDS  September 30, 2011
(Unaudited)

Total Return Bond Fund — continued

	Shares or
	Principal
	Amount($)	Value($)
Food (0.4%)
Kellogg Co., 4.250%, 03/06/13	1,045,000	1,092,230
Kraft Foods, Inc., 6.500%, 02/09/40	940,000	1,149,074
Kroger Co. (The), 7.500%, 01/15/14	678,000	766,970

		3,008,274

Healthcare — Products (0.4%)
Becton Dickinson and Co., 3.250%, 11/12/20	509,000	521,184
Covidien International Finance SA, 6.000%, 10/15/17	1,290,000	1,531,808
Stryker Corp., 2.000%, 09/30/16	916,000	920,417

		2,973,409

Healthcare — Services (0.3%)
Roche Holdings, Inc., 7.000%, 03/01/39(b)	1,853,000	2,649,972

Insurance (1.2%)
Berkshire Hathaway, Inc., 3.200%, 02/11/15	2,266,000	2,382,407
Berkshire Hathaway, Inc., 4.600%, 05/15/13	1,441,000	1,519,308
Fairfax Financial Holdings Ltd., 5.800%, 05/15/21(b)	986,000	938,637
Nationwide Financial Services, Inc., 5.375%, 03/25/21(b)	2,212,000	2,163,371
OneBeacon U.S. Holdings, Inc., 5.875%, 05/15/13	706,000	723,602
Progressive Corp. (The), 3.750%, 08/23/21	395,000	402,914
Teachers Insurance & Annuity Association of America, 6.850%, 12/16/39(b)	944,000	1,156,813

		9,287,052

Media (0.9%)
Comcast Corp., 6.450%, 03/15/37	670,000	770,754
NBC Universal Media LLC, 5.950%, 04/01/41	1,133,000	1,260,442
Thomson Reuters Corp., 5.950%, 07/15/13	293,000	316,568
Time Warner Cable, Inc., 5.850%, 05/01/17	2,802,000	3,113,476
Time Warner Cable, Inc., 8.250%, 02/14/14	1,092,000	1,241,133
Time Warner, Inc., 6.200%, 03/15/40	403,000	444,556

		7,146,929

Mining (0.9%)
Barrick (PD) Australia Finance Property Ltd., 4.950%, 01/15/20	455,000	493,252
Barrick (PD) Australia Finance Property Ltd., 5.950%, 10/15/39	1,006,000	1,086,959
Barrick International Barbados Corp., 6.350%, 10/15/36(b)	975,000	1,141,586
Kinross Gold Corp., 5.125%, 09/01/21(b)	2,647,000	2,625,925
Newmont Mining Corp., 6.250%, 10/01/39	1,812,000	2,047,259

		7,394,981

Miscellaneous Manufacturer (1.2%)
3M Co., 1.375%, 09/29/16	915,000	910,051
Danaher Corp., 3.900%, 06/23/21, Callable 03/23/21 @ 100	984,000	1,058,355
General Electric Co., 5.000%, 02/01/13	3,036,000	3,179,694
General Electric Co., 5.250%, 12/06/17	821,000	912,183
Illinois Tool Works, Inc., 6.250%, 04/01/19	1,865,000	2,317,191
Siemens Financieringsmat, 6.125%, 08/17/26(b)	982,000	1,204,388

		9,581,862

Office/Business Equip (0.3%)
Xerox Corp., 5.500%, 05/15/12	915,000	940,332
Xerox Corp., 6.350%, 05/15/18	1,176,000	1,336,701

		2,277,033

Oil & Gas (0.9%)
Ensco PLC, 4.700%, 03/15/21	1,462,000	1,490,123
Shell International Finance BV, 6.375%, 12/15/38	2,997,000	4,083,823

See Notes to Financial Statements.

SCHEDULES OF PORTFOLIO INVESTMENTS
RIDGEWORTH FUNDS  September 30, 2011
(Unaudited)

Total Return Bond Fund — continued

	Shares or
	Principal
	Amount($)	Value($)
Oil & Gas—continued

Statoil ASA, 3.125%, 08/17/17	380,000	402,509
Total Capital SA, 3.000%, 06/24/15	861,000	910,169

		6,886,624

Oil & Gas Services (0.6%)
Baker Hughes, Inc., 5.125%, 09/15/40	1,101,000	1,260,541
Schlumberger Investment SA, 3.300%, 09/14/21, Callable 06/14/21 @ 100(b)	1,428,000	1,429,424
Weatherford International Ltd., 5.125%, 09/15/20	899,000	914,914
Weatherford International Ltd., 6.500%, 08/01/36	851,000	891,911

		4,496,790

Pharmaceuticals (1.5%)
Abbott Laboratories, 5.600%, 11/30/17	2,182,000	2,593,124
Express Scripts, Inc., 5.250%, 06/15/12	1,586,000	1,628,538
GlaxoSmithKline Capital, Inc., 5.650%, 05/15/18	1,421,000	1,718,347
Novartis Securities Investment Ltd., 5.125%, 02/10/19	767,000	905,408
Sanofi-Aventis SA, 4.000%, 03/29/21	1,949,000	2,114,184
Schering-Plough Corp., 6.550%, 09/15/37	1,058,000	1,486,729
Teva Pharmaceutical Finance Co. LLC, 6.150%, 02/01/36	547,000	679,574
Teva Pharmaceutical Finance II/III, 3.000%, 06/15/15	921,000	965,439

		12,091,343

Pipelines (1.6%)
El Paso Natural Gas Co., 5.950%, 04/15/17	527,000	592,841
El Paso Pipeline Partners Operating Co. LLC, 6.500%, 04/01/20	734,000	807,961
Energy Transfer Partners LP, 6.050%, 06/01/41, Callable 12/01/40 @ 100	973,000	909,577
Energy Transfer Partners LP, 6.625%, 10/15/36	831,000	854,154
Enterprise Products Operating LLC, 5.250%, 01/31/20	2,358,000	2,591,319
Enterprise Products Operating LLC, Ser J, 5.750%, 03/01/35	883,000	917,746
Rockies Express Pipeline LLC, 6.850%, 07/15/18(b)	1,028,000	1,080,149
Southern Natural Gas Co., 5.900%, 04/01/17(b)	339,000	380,244
TC Pipelines LP, 4.650%, 06/15/21	1,167,000	1,200,422
TransCanada PipeLines Ltd., 6.100%, 06/01/40	1,066,000	1,311,238
Transcontinental Gas Pipe Line Co. LLC, 6.050%, 06/15/18	365,000	421,794
Williams Partners LP, 4.125%, 11/15/20, Callable 08/15/20 @ 100	1,455,000	1,443,711

		12,511,156

Real Estate Investment Trusts (0.9%)
BioMed Realty LP, 3.850%, 04/15/16, Callable 03/15/16 @ 100	978,000	958,558
Digital Realty Trust LP, 4.500%, 07/15/15	2,551,000	2,603,428
Digital Realty Trust LP, 5.875%, 02/01/20	551,000	579,697
Healthcare Realty Trust, Inc., 6.500%, 01/17/17	2,448,000	2,642,562

		6,784,245

Retail (1.2%)
Family Dollar Stores, Inc., 5.000%, 02/01/21	670,000	656,374
Wal-Mart Stores, Inc., 5.250%, 09/01/35	398,000	456,710
Wal-Mart Stores, Inc., 6.500%, 08/15/37	3,912,000	5,187,703
Walgreen Co., 4.875%, 08/01/13	889,000	955,137
Wesfarmers Ltd., 6.998%, 04/10/13(b)	1,821,000	1,955,935

		9,211,859

See Notes to Financial Statements.

SCHEDULES OF PORTFOLIO INVESTMENTS
RIDGEWORTH FUNDS  September 30, 2011
(Unaudited)

Total Return Bond Fund — continued

	Shares or
	Principal
	Amount($)	Value($)
Semiconductors (0.6%)
Analog Devices Inc., 3.000%, 04/15/16	362,000	375,238
Intel Corp., 1.950%, 10/01/16	1,045,000	1,052,540
Intel Corp., 4.800%, 10/01/41	3,458,000	3,717,170

		5,144,948

Software (0.5%)
Fiserv, Inc., 4.750%, 06/15/21	1,288,000	1,340,945
Oracle Corp., 5.750%, 04/15/18	2,183,000	2,600,898

		3,941,843

Telecommunication Services (1.9%)
AT&T, Inc., 4.950%, 01/15/13	1,367,000	1,431,714
AT&T, Inc., 5.550%, 08/15/41	1,318,000	1,418,983
CC Holdings GS V LLC/Crown Castle GS III Corp., 7.750%, 05/01/17, Callable 05/01/13 @ 103.88(b)	1,395,000	1,485,675
Cellco Partnership/Verizon Wireless Capital LLC, 5.550%, 02/01/14	784,000	857,729
Cisco Systems, Inc., 5.500%, 02/22/16	1,011,000	1,165,656
Cisco Systems, Inc., 5.500%, 01/15/40	1,945,000	2,243,983
Juniper Networks, Inc., 3.100%, 03/15/16	330,000	337,606
Rogers Communications, Inc., 7.500%, 03/15/15	940,000	1,107,869
SBC Communications, Inc., 5.100%, 09/15/14	1,372,000	1,506,733
SBC Communications, Inc., 6.450%, 06/15/34	675,000	776,710
Verizon Communications, Inc., 5.250%, 04/15/13	985,000	1,047,161
Verizon Communications, Inc., 5.550%, 02/15/16	1,171,000	1,335,968

		14,715,787

Transportation (0.1%)
United Parcel Service, Inc., 3.125%, 01/15/21	853,000	890,545

Trucking & Leasing (0.3%)
Aviation Capital Group, 7.125%, 10/15/20(b)	1,566,000	1,552,125
Aviation Capital Group Corp., 6.750%, 04/06/21(b)	607,000	584,001

		2,136,126

Water (0.2%)
Veolia Environment SA, 6.000%, 06/01/18	1,284,000	1,422,558

Total Corporate Bonds (Cost $171,916,782)		187,460,767

U.S. Government Agency Mortgages (23.0%)
Federal Home Loan Mortgage Corporation (5.1%)
Pool #G01740, 5.500%, 12/01/34	2,124,389	2,313,393
Pool #G02162, 5.500%, 05/01/36	3,144,527	3,419,869
Pool #G02252, 5.500%, 07/01/36(c)	2,212,134	2,405,834
Pool #G02424, 5.500%, 12/01/36	883,158	960,490
Pool #G04997, 5.000%, 01/01/37(c)	11,853,978	12,770,932
Pool #G05521, 5.500%, 05/01/37	1,660,190	1,821,384
Pool #G04337, 5.500%, 04/01/38	1,787,394	1,939,992
Pool #1B8266, 2.889%, 05/01/41(a)	5,012,715	5,191,171
Pool #848553, 2.702%, 06/01/41(a)	2,596,182	2,673,105
Pool #1B8553, 2.358%, 07/01/41(a)	5,019,691	5,158,242
Pool #1B8740, 2.427%, 09/01/41(a)	1,134,550	1,166,729

		39,821,141

Federal National Mortgage Association (16.8%)
Pool #468958, 3.770%, 09/01/21(a)(c)	800,000	853,042
Pool #469000, 3.780%, 09/01/21(a)(c)	3,779,000	4,006,340
Pool #469242, 3.790%, 09/01/21(a)	1,644,000	1,744,364
Pool #469017, 3.810%, 09/01/21(a)	670,000	711,718
Pool #469452, 3.38%, 11/01/21(c)	3,743,700	3,799,560

See Notes to Financial Statements.

SCHEDULES OF PORTFOLIO INVESTMENTS
RIDGEWORTH FUNDS  September 30, 2011
(Unaudited)

Total Return Bond Fund — continued

	Shares or
	Principal
	Amount($)	Value($)
Federal National Mortgage Association—continued

Pool #469252, 3.480%, 11/01/21(c)	3,200,000	3,288,000
Pool #725773, 5.500%, 09/01/34	7,267,186	7,938,719
Pool #735061, 6.000%, 11/01/34(c)	2,205,272	2,443,165
Pool #735141, 5.500%, 01/01/35	2,421,196	2,644,930
Pool #735500, 5.500%, 05/01/35(c)	6,685,891	7,299,531
Pool #888344, 5.000%, 10/01/35	4,818,552	5,202,430
Pool #190363, 5.500%, 11/01/35	4,461,738	4,871,241
Pool #AE0115, 5.500%, 12/01/35	7,449,223	8,147,143
Pool #745087, 5.500%, 12/01/35	687,994	751,139
Pool #745428, 5.500%, 01/01/36	5,559,467	6,069,721
Pool #310011, 6.000%, 06/01/36(c)	606,561	670,351
Pool #190370, 6.000%, 06/01/36	16,907,957	18,620,945
Pool #888173, 5.500%, 11/01/36	3,059,424	3,340,221
Pool #889140, 5.500%, 05/01/37	7,775,946	8,560,101
Pool #976965, 6.000%, 02/01/38(c)	3,409,826	3,803,235
Pool #889529, 6.000%, 03/01/38	4,013,087	4,464,810
Pool #889990, 5.500%, 09/01/38	3,797,039	4,179,946
Pool #AE0694, 6.000%, 01/01/39	2,635,663	2,932,340
Pool #995724, 6.000%, 04/01/39	10,462,358	11,640,028
3.000%, TBA, 15 Year Maturity(c)	6,314,000	6,504,406
3.000%, TBA, 15 Year Maturity(c)	6,901,000	7,082,151

		131,569,577

Government National Mortgage Association (1.1%)
Pool #751387, 4.743%, 01/20/61	8,185,778	8,938,486

Total U.S. Government Agency Mortgages (Cost $176,528,066)		180,329,204

U.S. Treasury Obligations (35.2%)
U.S. Treasury Bond (4.3%)
4.375%, 05/15/41(d)	26,367,000	34,063,000

U.S. Treasury Notes (30.9%)
0.750%, 11/30/11(d)	82,730,000	82,820,507
0.875%, 02/29/12	58,987,000	59,178,118
1.250%, 10/31/15	10,779,000	11,007,213
1.750%, 05/31/16	38,285,000	39,813,337
2.125%, 08/15/21	48,962,000	49,826,669

		242,645,844

Total U.S. Treasury Obligations (Cost $271,470,494)		276,708,844

Units (0.0%)
Commercial Services (0.0%)
Alion Science Technology Corp.*(e)(f)	35	—

Total Units (Cost $2,347)		—

Money Market Fund (10.8%)
State Street Institutional Treasury Money Market Fund, Institutional Class, 0.00%(g)	84,640,082	84,640,082

Total Money Market Fund (Cost $84,640,082)		84,640,082

Total Investments (Cost $815,904,768) — 108.5%		851,375,549
Liabilities in excess of other assets — (8.5)%		(66,780,390)

Net Assets — 100.0%		$784,595,159

*	Non-income producing security.

(a)	Variable or floating rate security. Rate disclosed is as of September 30, 2011.

(b)	Rule 144A, Section 4(2) or other security which is restricted as to resale to institutional investors. The Fund’s adviser/subadviser has deemed this security to be liquid based upon procedures approved by the Board of Trustees. These securities represent 6.6% of net assets as of September 30, 2011.

(c)	All or a portion of this security has been purchased on a when-issued or delayed-delivery basis.

See Notes to Financial Statements.

SCHEDULES OF PORTFOLIO INVESTMENTS
RIDGEWORTH FUNDS  September 30, 2011
(Unaudited)

Total Return Bond Fund — continued

(d)	All or a portion of this security has been segregated in connection with obligations for when-issued or delayed-delivery purchase commitments.

(e)	Valued at fair value using procedures approved by the Board. Fair valued securities held by the Fund represent 0.0% of net assets as of September 30, 2011.

(f)	Each unit consists of $1,000 principal amount of 12.000% senior secured notes due on November 1, 2014 and one warrant to purchase 1.9439 shares of common stock.

(g)	Rate disclosed, the 7 day net yield, is as of September 30, 2011.

Investment Abbreviations

MTN	— Medium Term Note

TBA
— To Be Announced. Securities purchased on a forward commitment basis with an appropriate principal amount and no definitive maturity date. The actual principal and maturity date will be determined upon settlement date.

Interest Rate Swap

Fixed
			Variable	Rate			Upfront
			Rate	Received	Floating		Payments		Unrealized
		Notional	Paid by the	by the	Rate	Expiration	Made		Appreciation
Underlying Instrument	Counterparty	Amount($)	Fund(%)	Fund(%)	Index	Date	(Received)($)	Value($)	(Depreciation)($)
New Zealand Dollar	Morgan Stanley	92,000,000	2.950	3.035	3 Month New Zealand LIBOR	09/13/12	—	60,237	60,237

Credit Default Swap Agreements — Buy Protection

					Upfront		Unrealized
		Notional	Fixed	Expiration	Payments Made		Appreciation
Underlying Instrument	Counterparty	Amount($)	Rate(%)	Date	(Received)($)	Value($)	(Depreciation)($)
Republic of Turkey 5 Year	JPMorgan	16,680,000	1.000	09/20/16	1,184,577	1,429,960	245,383

As the buyer of protection, the Fund pays periodic fees in return for payment by the seller which is contingent upon an adverse credit event occurring in the underlying issuer or reference entity.

Credit Default Swap Agreements — Sell Protection

					Upfront		Unrealized
		Notional	Fixed	Expiration	Payments Made		Appreciation
Underlying Instrument	Counterparty	Amount($)	Rate(%)	Date	(Received)($)	Value($)	(Depreciation)($)
CDX.NA.HY.17	JPMorgan	77,000,000	5.000	12/20/16	(9,036,438)	(9,355,551)	(319,113)

The notional amount represents the maximum potential amount the Fund could be required to make as seller of credit protection if a credit event occurs, as defined under the terms of swap agreement, for each security included in the CDX.NA.HY.17.

The value column indicates the impact each respective swap agreement has on the Fund’s Net Assets at September 30, 2011.

See Notes to Financial Statements.

SCHEDULES OF PORTFOLIO INVESTMENTS
RIDGEWORTH FUNDS  September 30, 2011
(Unaudited)

Total Return Bond Fund — concluded

Forward Foreign Currency Contracts

At September 30, 2011, the Fund’s forward foreign currency contracts were as follows:

			Contract
			Amount	Contract		Unrealized
		Delivery	in Local	Value	Market	Appreciation
Currency	Counterparty	Date	Currency	in USD($)	Value($)	(Depreciation)($)

Short:
Euro	JPMorgan	10/12/11	5,399,957	7,500,000	7,234,159	265,841
Euro	JPMorgan	10/24/11	17,040,988	23,160,000	22,827,252	332,748
Euro	Morgan Stanley	10/11/11	10,500,000	14,275,012	14,066,638	208,374
Swiss Franc	Morgan Stanley	10/11/11	12,637,705	14,669,760	13,944,587	725,173

Total Short Contracts				$59,604,772	$58,072,636	$1,532,136

			Contract
			Amount	Contract		Unrealized
		Delivery	in Local	Value	Market	Appreciation
Currency	Counterparty	Date	Currency	in USD($)	Value($)	(Depreciation)($)

Long:
Euro	JPMorgan	10/12/11	5,399,957	7,448,322	7,234,159	(214,163)
Euro	JPMorgan	10/24/11	17,040,988	22,991,666	22,827,253	(164,413)
Euro	Morgan Stanley	10/11/11	10,500,000	14,669,760	14,066,638	(603,122)
Swiss Franc	Morgan Stanley	10/11/11	12,637,705	14,075,284	13,944,587	(130,697)

Total Long Contracts				$59,185,032	$58,072,637	$(1,112,395)

At September 30, 2011, liquid assets totaling $4,161,872 have been designated as collateral for open swap agreements and open forward foreign currency contracts.

See Notes to Financial Statements.

SCHEDULES OF PORTFOLIO INVESTMENTS
RIDGEWORTH FUNDS  September 30, 2011
(Unaudited)

Ultra-Short Bond Fund

	Shares or
	Principal
	Amount($)	Value($)
Asset-Backed Securities (10.4%)
Automobiles (3.0%)
Ford Credit Auto Owner Trust, Ser 2009-D, Cl A3, 2.170%, 10/15/13	79,544	80,122
Harley-Davidson Motorcycle Trust, Ser 2009-4, Cl A3, 1.870%, 02/15/14	721,278	723,934
Honda Auto Receivables Owner Trust, Ser 2009-3, Cl A3, 2.310%, 05/15/13	386,291	388,536
Honda Auto Receivables Owner Trust, Ser 2010-2, Cl A3, 1.340%, 03/18/14	205,183	206,242
Hyundai Auto Receivables Trust, Ser 2011-A, Cl A2, 0.690%, 11/15/13	1,000,000	1,000,197
Hyundai Auto Receivables Trust, Ser 2011-B, Cl A3, 1.040%, 09/15/15	520,000	522,632
Hyundai Auto Receivables Trust, Ser 2011-B, Cl A4, 1.650%, 02/15/17	455,000	463,375
Nissan Auto Lease Trust, Ser 2009-B, Cl A3, 2.070%, 01/15/15	6,896	6,900
World Omni Auto Receivables Trust, Ser 2011-A, Cl A3, 1.110%, 05/15/15	555,000	556,365

		3,948,303

Credit Card (5.2%)
American Express Credit Account Master Trust, Ser 2009-1, Cl A, 1.579%, 12/15/14(a)	1,100,000	1,108,692
American Express Credit Account Master Trust, Ser 2010-1, Cl A, 0.479%, 11/16/15(a)	1,185,000	1,187,704
Chase Issuance Trust, Ser 2005-A2, Cl A2, 0.299%, 12/15/14(a)	905,000	904,618
Chase Issuance Trust, Ser 2007-A16, Cl A16, 0.647%, 06/16/14(a)	340,000	340,383
Discover Card Master Trust, Ser 2008-A4, Cl A4, 5.650%, 12/15/15	890,000	964,904
Discover Card Master Trust, Ser 2009-A1, Cl A1, 1.529%, 12/15/14(a)	2,412,000	2,432,957

		6,939,258

Other (2.2%)
GE Equipment Transportation LLC, Ser 2011-1, Cl A2, 0.770%, 10/21/13	1,840,000	1,839,346
John Deere Owner Trust, Ser 2011-A, Cl A2, 0.640%, 06/16/14	1,085,000	1,084,592

		2,923,938

Total Asset-Backed Securities (Cost $13,778,461)		13,811,499

Certificate of Deposit (0.8%)
Banks (0.8%)
Deutsche Bank NY, 0.550%, 01/19/12	1,005,000	1,005,525

Total Certificate of Deposit (Cost $1,005,525)		1,005,525

Collateralized Mortgage Obligations (29.5%)
Banc of America Commercial Mortgage, Inc., Ser 2003-1, Cl A1, 3.878%, 09/11/36	64,427	64,420
Banc of America Commercial Mortgage, Inc., Ser 2004-1, Cl A4, 4.760%, 11/10/39	320,000	334,712
Banc of America Commercial Mortgage, Inc., Ser 2004-6, Cl AJ, 4.870%, 12/10/42	1,535,000	1,406,269
Banc of America Mortgage Securities, Inc., Ser 2003-F, Cl 1A1, 2.748%, 07/25/33(a)	478,653	420,755
Bear Stearns Commercial Mortgage Securities, Ser 1999-C1, Cl B, 6.200%, 02/14/31(a)	568,504	579,140
Bear Stearns Commercial Mortgage Securities, Ser 2007-T28, Cl A2, 5.588%, 10/11/12	1,080,000	1,099,872

See Notes to Financial Statements.

SCHEDULES OF PORTFOLIO INVESTMENTS
RIDGEWORTH FUNDS  September 30, 2011
(Unaudited)

Ultra-Short Bond Fund — continued

	Shares or
	Principal
	Amount($)	Value($)
Collateralized Mortgage Obligations—continued

Citigroup Commercial Mortgage Trust, Ser 2004-C1, Cl A3, 5.251%, 04/15/40(a)(b)	1,009,152	1,045,747
Commercial Mortgage Asset Trust, Ser 1999-C1, Cl A4, 6.975%, 01/17/32(a)	894,859	926,951
Commercial Mortgage Pass-Through Certificates, Ser 2001-J2A, Cl A2, 6.096%, 07/16/34(c)	16,568	16,691
Countrywide Home Loan Mortgage Pass-Through Certificates, Ser 2003-15, Cl 1A1, 0.735%, 06/25/18(a)	741,683	700,278
CS First Boston Mortgage Securities Corp., Ser 2004-1, Cl 4A1, 5.000%, 02/25/19	210,092	213,606
FDIC Structured Sale Guaranteed Notes, Ser 2010-L2A, Cl A, 3.000%, 09/30/19(c)	426,740	429,172
Federal Home Loan Mortgage Corporation, Ser 2892, Cl F, 0.529%, 01/15/19(a)	186,468	186,594
Federal Home Loan Mortgage Corporation, Ser 3136, Cl KF, 0.529%, 04/15/36(a)	1,826,670	1,823,465
Federal Home Loan Mortgage Corporation, Ser 3200, Cl FP, 0.429%, 08/15/36(a)	739,644	735,653
Federal National Mortgage Association, Ser 2002-M2, Cl C, 4.717%, 08/25/12	816,455	833,317
Federal National Mortgage Association, Ser 2003-129, Cl GA, 4.680%, 04/25/30	1,157,434	1,179,427
Federal National Mortgage Association, Ser 2003-63, Cl FE, 0.635%, 10/25/31(a)	573,839	573,204
Federal National Mortgage Association, Ser 2005-42, Cl PF, 0.435%, 05/25/35(a)	483,374	481,448
Federal National Mortgage Association, Ser 2005-92, Cl UF, 0.585%, 10/25/25(a)	431,094	429,832
Federal National Mortgage Association, Ser 2007-102, Cl FA, 0.805%, 11/25/37(a)	1,318,634	1,324,165
Federal National Mortgage Association, Ser 2007-109, Cl NF, 0.785%, 12/25/37(a)	1,311,676	1,316,398
Federal National Mortgage Association, Ser 2007-30, Cl WF, 0.475%, 04/25/37(a)	2,166,853	2,153,500
Federal National Mortgage Association, Ser 2007-54, Cl KF, 0.545%, 06/25/37(a)	691,950	689,047
Federal National Mortgage Association, Ser 2009-37, Cl HA, 4.000%, 04/25/19	181,754	192,471
Federal National Mortgage Association, Ser 2010-134, Cl BF, 0.665%, 10/25/40(a)	1,981,416	1,980,109
Federal National Mortgage Association, Ser 2011-M1, Cl FA, 0.685%, 06/25/21(a)	3,865,560	3,789,029
First Horizon Mortgage Pass-Through Trust, Ser 2004-AR4, Cl 2A1, 2.723%, 08/25/34(a)	402,660	344,188
GMAC Commercial Mortgage Securities, Inc., Ser 2003-C2, Cl A2, 5.638%, 05/10/40(a)	790,000	840,728
GMAC Commercial Mortgage Securities, Inc., Ser 2004-C2, Cl A2, 4.760%, 08/10/38	334,604	334,408

See Notes to Financial Statements.

SCHEDULES OF PORTFOLIO INVESTMENTS
RIDGEWORTH FUNDS  September 30, 2011
(Unaudited)

Ultra-Short Bond Fund — continued

	Shares or
	Principal
	Amount($)	Value($)
Collateralized Mortgage Obligations—continued

GMAC Commercial Mortgage Securities, Inc., Ser 2004-C3, Cl A4, 4.547%, 12/10/41	445,581	447,585
Government National Mortgage Association, Ser 2005-50, Cl A, 4.015%, 10/16/26	881,791	902,918
Government National Mortgage Association, Ser 2005-67, Cl B, 4.751%, 10/16/26(a)	896,409	904,822
Government National Mortgage Association, Ser 2010-66, Cl A, 1.869%, 09/16/27	393,159	396,442
Greenwich Capital Commercial Funding Corp., Ser 2005-GG3, Cl A2, 4.305%, 08/10/42	474,818	474,732
JPMorgan Chase Commercial Mortgage Securities, Ser 2004-CBX, Cl A4, 4.529%, 01/12/37	376,341	376,063
JPMorgan Chase Commercial Mortgage Securities, Ser 2004-CBX, Cl A5, 4.654%, 01/12/37(b)	1,500,000	1,525,538
JPMorgan Chase Commercial Mortgage Securities, Ser 2005-LDP1, Cl A2, 4.625%, 03/15/46	865,179	873,599
LB Commercial Conduit Mortgage Trust, Ser 1998-C1, Cl D, 6.980%, 02/18/30	146,324	149,093
LB-UBS Commercial Mortgage Trust, Ser 2002-C4, Cl A3, 4.071%, 09/15/26	92,968	93,558
LB-UBS Commercial Mortgage Trust, Ser 2003-C7, Cl A3, 4.559%, 09/15/27(a)	870,000	870,530
Merrill Lynch Mortgage Trust, Ser 2004-BPC1, Cl A3, 4.467%, 10/12/41(a)	208,608	209,520
Morgan Stanley Capital I, Ser 2004-IQ7, Cl A4, 5.546%, 06/15/38(a)	540,000	577,772
Morgan Stanley Capital I, Ser 2006-HQ8, Cl A3, 5.651%, 03/12/44(a)	723,549	727,091
Provident Funding Mortgage Loan Trust, Ser 2004-1, Cl 1A1, 2.631%, 04/25/34(a)	250,081	233,336
Thornburg Mortgage Securities Trust, Ser 2006-6, Cl A1, 0.345%, 11/25/46(a)	441,278	439,097
Washington Mutual Mortgage Pass-Through Certificates, Ser 2003-S12, Cl 2A, 4.750%, 11/25/18	188,209	193,518
Wellington Sarm, 0.990%, 11/04/21(d)	2,785,000	2,785,000
Wells Fargo Mortgage Backed Securities Trust, Ser 2007-16, Cl 1A1, 6.000%, 12/28/37	708,148	732,969

Total Collateralized Mortgage Obligations (Cost $39,636,149)		39,357,779

Corporate Bonds (32.1%)
Auto Manufacturers (0.5%)
Daimler Finance North America LLC, 1.950%, 03/28/14(c)	615,000	609,998

Banks (7.8%)
Bank of America Corp., 0.837%, 09/11/12(a)	330,000	323,929
Bank of America Corp., 1.796%, 07/11/14(a)	755,000	671,978
Bank of America Corp., 1.673%, 01/30/14, MTN(a)	245,000	221,905
Bank of Montreal, 0.723%, 04/29/14, MTN(a)	205,000	204,882
Bank of New York Mellon Corp. (The), 0.534%, 01/31/14, MTN(a)	735,000	733,275
Bank of New York Mellon Corp. (The), 5.125%, 08/27/13, MTN	520,000	559,699

See Notes to Financial Statements.

SCHEDULES OF PORTFOLIO INVESTMENTS
RIDGEWORTH FUNDS  September 30, 2011
(Unaudited)

Ultra-Short Bond Fund — continued

	Shares or
	Principal
	Amount($)	Value($)
Banks—continued

Bank of Nova Scotia, 2.250%, 01/22/13	440,000	448,307
Bank of Nova Scotia, 2.375%, 12/17/13	280,000	287,835
Barclays Bank PLC, 5.200%, 07/10/14	780,000	797,690
BB&T Corp., 3.850%, 07/27/12, MTN	1,150,000	1,176,089
Capital One Financial Corp., 1.400%, 07/15/14(a)	615,000	612,804
Royal Bank of Canada, 0.550%, 04/17/14(a)	1,230,000	1,225,002
State Street Corp., 0.353%, 04/30/12(a)	400,000	399,941
Toronto-Dominion Bank (The), 0.549%, 07/14/14(a)	255,000	255,132
Wachovia Corp., 5.500%, 05/01/13, MTN	1,400,000	1,487,714
Westpac Banking Corp., 0.552%, 10/21/11(a)(c)	700,000	700,034
Westpac Banking Corp., 2.250%, 11/19/12	290,000	293,858

		10,400,074

Beverages (1.5%)
Anheuser-Busch InBev Worldwide, Inc., 1.500%, 07/14/14	250,000	251,780
Anheuser-Busch InBev Worldwide, Inc., 2.500%, 03/26/13	295,000	301,401
Dr Pepper Snapple Group, Inc., 2.350%, 12/21/12	565,000	573,517
PepsiCo, Inc., 0.355%, 05/10/13(a)	890,000	890,053

		2,016,751

Chemicals (0.5%)
Dow Chemical Co. (The), 4.850%, 08/15/12	590,000	607,466

Cosmetics/Personal Care (0.3%)
Procter & Gamble Co. (The), 0.326%, 11/14/12(a)	410,000	410,780

Diversified Financial Services (10.0%)
American Express Credit Corp., 1.208%, 06/24/14(a)	735,000	727,968
BlackRock, Inc., 0.608%, 05/24/13(a)	1,210,000	1,209,026
BlackRock, Inc., 2.250%, 12/10/12	640,000	649,937
Caterpillar Financial Services Corp., 5.750%, 02/15/12	1,185,000	1,207,442
Citigroup, Inc., 5.500%, 04/11/13	1,280,000	1,317,409
General Electric Capital Corp., 1.096%, 01/07/14(a)	1,675,000	1,653,567
Goldman Sachs Group, Inc. (The), 1.269%, 02/07/14(a)	1,265,000	1,212,131
Goldman Sachs Group, Inc. (The), 5.150%, 01/15/14	205,000	212,251
John Deere Capital Corp., 0.551%, 03/03/14(a)	785,000	780,988
JPMorgan Chase & Co., 5.750%, 01/02/13	1,005,000	1,052,936
JPMorgan Chase & Co., 1.097%, 05/02/14, MTN(a)	1,105,000	1,088,253
MassMutual Global Funding II, 0.629%, 01/14/14(a)(c)	1,160,000	1,160,234
Morgan Stanley, 1.853%, 01/24/14(a)	985,000	918,987
Woodside Finance Ltd., 4.500%, 11/10/14(c)	160,000	169,880

		13,361,009

Electric (1.9%)
Dominion Resources, Inc., Ser B, 6.250%, 06/30/12	380,000	394,289
Duke Energy Corp., 6.300%, 02/01/14	550,000	609,775
Midamerican Energy Holdings Co., 5.875%, 10/01/12	475,000	497,952
Peco Energy Co., 4.750%, 10/01/12	420,000	435,230
PSEG Power LLC, 6.950%, 06/01/12	585,000	607,068

		2,544,314

Electronics (0.6%)
Thermo Fisher Scientific, Inc., 2.150%, 12/28/12	760,000	772,495

See Notes to Financial Statements.

SCHEDULES OF PORTFOLIO INVESTMENTS
RIDGEWORTH FUNDS  September 30, 2011
(Unaudited)

Ultra-Short Bond Fund — continued

	Shares or
	Principal
	Amount($)	Value($)
Food (0.6%)
General Mills, Inc., 5.650%, 09/10/12	610,000	636,897
Kraft Foods, Inc., 5.625%, 11/01/11	103,000	103,327

		740,224

Insurance (3.8%)
Allstate Life Global Funding Trusts, 5.375%, 04/30/13, MTN	1,105,000	1,171,088
Berkshire Hathaway, Inc., 0.708%, 02/11/13(a)	865,000	866,637
Hartford Financial Services Group, Inc., 5.250%, 10/15/11	535,000	535,634
MetLife Institutional Funding II, 1.145%, 04/04/14(a)(c)	1,025,000	1,023,743
MetLife, Inc., 5.500%, 06/15/14	220,000	240,895
MetLife, Inc., 6.125%, 12/01/11	280,000	282,238
New York Life Global Funding, 4.650%, 05/09/13(c)	120,000	126,706
Prudential Financial, Inc., 2.750%, 01/14/13, MTN	760,000	766,705

		5,013,646

Iron/Steel (0.3%)
ArcelorMittal, 5.375%, 06/01/13	455,000	464,285

Media (0.6%)
DIRECTV Holdings LLC, 7.625%, 05/15/16, Callable 05/15/2012 @ 103.81	230,000	247,250
Time Warner Cable, Inc., 5.400%, 07/02/12	505,000	521,239

		768,489

Mining (0.6%)
Rio Tinto Alcan, Inc., 4.875%, 09/15/12	745,000	768,621

Pharmaceuticals (0.4%)
McKesson Corp., 5.250%, 03/01/13	285,000	301,638
McKesson Corp., 6.500%, 02/15/14	200,000	223,515

		525,153

Pipelines (1.0%)
Enterprise Products Operating LLC, Ser M, 5.650%, 04/01/13	605,000	639,949
Kinder Morgan Energy Partners LP, 7.125%, 03/15/12	150,000	153,848
Plains All American Pipeline LP, 4.250%, 09/01/12	545,000	560,260

		1,354,057

Telecommunication Services (1.0%)
New Cingular Wireless Services, Inc., 8.125%, 05/01/12	850,000	884,303
Verizon Communications, Inc., 0.856%, 03/28/14(a)	470,000	471,315

		1,355,618

Toys/Games/Hobbies (0.3%)
Mattel, Inc., 5.625%, 03/15/13	370,000	392,526

Transportation (0.4%)
Union Pacific Corp., 6.500%, 04/15/12	585,000	601,654

Total Corporate Bonds (Cost $43,035,874)		42,707,160

Municipal Bond (0.8%)
New Jersey (0.8%)
New Jersey Economic Development Authority, RB, BAB, 1.347%, 06/15/13(a)	1,106,000	1,109,926

Total Municipal Bond (Cost $1,105,839)		1,109,926

U.S. Government Agencies (16.8%)
Federal Home Loan Mortgage Corp. (8.1%)
0.500%, 02/08/13	3,000,000	2,999,484
0.700%, 07/25/13	2,650,000	2,652,279
0.600%, 08/22/13	1,500,000	1,498,921
0.500%, 08/23/13	1,300,000	1,297,178
0.500%, 09/06/13	1,350,000	1,347,897
1.000%, 08/27/14	1,000,000	1,010,913

		10,806,672

Federal National Mortgage Association (8.7%)
1.000%, 11/29/13	1,500,000	1,501,419
1.375%, 01/27/14	1,785,000	1,790,168
1.250%, 07/18/14	3,930,000	3,937,058
1.625%, 08/08/14	2,335,000	2,343,796

See Notes to Financial Statements.

SCHEDULES OF PORTFOLIO INVESTMENTS
RIDGEWORTH FUNDS  September 30, 2011
(Unaudited)

Ultra-Short Bond Fund — continued

	Shares or
	Principal
	Amount($)	Value($)
Federal National Mortgage Association—continued

0.875%, 08/28/14	2,000,000	2,012,324

		11,584,765

Total U.S. Government Agencies (Cost $22,415,877)		22,391,437

U.S. Government Agency Mortgages (9.6%)
Federal Home Loan Mortgage Corporation (1.5%)
Pool #847276, 2.637%, 04/01/34(a)	81,479	85,568
Pool #1H2581, 2.491%, 01/01/36(a)(b)	309,008	324,196
Pool #848154, 2.750%, 06/01/36(a)	119,286	126,909
Pool #1B7142, 4.519%, 09/01/36(a)	122,051	128,610
Pool #848153, 2.562%, 10/01/36(a)	707,664	748,528
Pool #1Q0853, 5.735%, 01/01/37(a)	211,150	222,612
Pool #1G1676, 5.477%, 04/01/37(a)	333,190	358,809

		1,995,232

Federal National Mortgage Association (8.1%)
Pool #545471, 5.867%, 02/01/12	115,612	115,523
Pool #384762, 6.005%, 02/01/12	516,544	516,120
Pool #545527, 6.195%, 02/01/12	279,705	279,480
Pool #375493, 6.925%, 11/01/12	190,223	195,590
Pool #555162, 4.826%, 01/01/13	466,734	481,049
Pool #745503, 5.370%, 02/01/13	230,763	238,184
Pool #873590, 5.470%, 04/01/13	147,522	153,951
Pool #555910, 4.919%, 10/01/13	209,123	219,538
Pool #958368, 4.710%, 03/01/14	581,302	620,106
Pool #AD0172, 0.990%, 04/01/16	223,180	240,966
Pool #995511, 5.500%, 12/01/18	601,274	652,441
Pool #995426, 5.500%, 09/01/21	700,995	761,086
Pool #635082, 2.374%, 05/01/32(a)	126,328	132,479
Pool #555844, 2.365%, 10/01/33(a)	244,009	256,523
Pool #822302, 2.587%, 05/01/35(a)	412,811	435,350
Pool #995540, 2.402%, 01/01/36(a)(b)	1,606,340	1,692,407
Pool #995542, 2.382%, 02/01/36(a)(b)	616,178	648,258
Pool #AD0379, 2.639%, 06/01/36(a)	507,164	534,779
Pool #AD0382, 3.258%, 01/01/37(a)	995,247	1,057,946
Pool #AD0380, 2.496%, 10/01/37(a)(b)	863,082	908,233
Pool #AD0383, 5.565%, 11/01/37(a)	646,869	689,267

		10,829,276

Total U.S. Government Agency Mortgages (Cost $12,412,334)		12,824,508

U.S. Treasury Obligation (0.2%)
U.S. Treasury Note (0.2%)
0.500%, 08/15/14	290,000	290,748

Total U.S. Treasury Obligation (Cost $291,399)		290,748

Money Market Fund (2.1%)
State Street Institutional U.S. Government Money Market Fund, Institutional Class, 0.00%(e)	2,743,757	2,743,757

Total Money Market Fund (Cost $2,743,757)		2,743,757

Total Investments (Cost $136,425,215) — 102.3%		136,242,339
Liabilities in excess of other assets — (2.3)%		(3,061,129)

Net Assets — 100.0%		$133,181,210

(a)	Variable or floating rate security. Rate disclosed is as of September 30, 2011.

(b)	All or a portion of this security has been segregated in connection with obligations for when-issued or delayed-delivery purchase commitments.

(c)	Rule 144A, Section 4(2) or other security which is restricted as to resale to institutional investors. The Fund’s adviser/subadviser has deemed this security to be liquid based upon procedures approved by the Board of Trustees. These securities represent 3.2% of net assets as of September 30, 2011.

See Notes to Financial Statements.

SCHEDULES OF PORTFOLIO INVESTMENTS
RIDGEWORTH FUNDS  September 30, 2011
(Unaudited)

Ultra-Short Bond Fund — concluded

(d)	All or a portion of this security has been purchased on a when-issued or delayed-delivery basis.

(e)	Rate disclosed, the 7 day net yield, is as of September 30, 2011.

Investment Abbreviations

BAB	— Build America Bonds

MTN	— Medium Term Note

RB	— Revenue Bond

See Notes to Financial Statements.

SCHEDULES OF PORTFOLIO INVESTMENTS
RIDGEWORTH FUNDS  September 30, 2011
(Unaudited)

U.S. Government Securities Fund

	Shares or
	Principal
	Amount($)	Value($)
U.S. Treasury Obligations (95.6%)
U.S. Treasury Bonds (19.1%)
7.125%, 02/15/23	1,111,000	1,675,875
6.875%, 08/15/25	1,209,000	1,852,415
4.500%, 02/15/36	2,150,000	2,783,915
4.375%, 05/15/41	2,874,000	3,712,863

		10,025,068

U.S. Treasury Notes (76.5%)
0.750%, 11/30/11	10,000,000	10,010,940
2.375%, 09/30/14	3,179,000	3,362,040
1.750%, 07/31/15	7,935,000	8,269,143
1.500%, 06/30/16	5,500,000	5,651,690
1.875%, 08/31/17	6,170,000	6,409,087
2.750%, 02/15/19	6,040,000	6,566,616

		40,269,516

Total U.S. Treasury Obligations (Cost $47,383,536)		50,294,584

Money Market Fund (4.7%)
State Street Institutional Treasury Money Market Fund, Institutional Class, 0.00%(a)	2,507,654	2,507,654

Total Money Market Fund (Cost $2,507,654)		2,507,654

Total Investments (Cost $49,891,190) — 100.3%		52,802,238
Liabilities in excess of other assets — (0.3)%		(174,120)

Net Assets — 100.0%		$52,628,118

(a)	Rate disclosed, the 7 day net yield, is as of September 30, 2011.

See Notes to Financial Statements.

SCHEDULES OF PORTFOLIO INVESTMENTS
RIDGEWORTH FUNDS  September 30, 2011
(Unaudited)

U.S. Government Securities Ultra-Short Bond Fund

	Shares or
	Principal
	Amount($)	Value($)
Asset-Backed Security (0.2%)
Student Loan (0.2%)
SMS Student Loan Trust, Ser 1999-B, Cl A2, 0.493%, 04/30/29(a)	3,284,764	3,274,885

Total Asset-Backed Security (Cost $3,260,180)		3,274,885

Collateralized Mortgage Obligations (36.8%)
FDIC Structured Sale Guaranteed Notes, Ser 2010-L2A, Cl A, 3.000%, 09/30/19(b)	3,722,744	3,743,960
FDIC Structured Sale Guaranteed Notes, Ser 2011-C1, Cl A, 1.840%, 04/25/31(b)(c)	28,755,934	29,118,221
Federal Home Loan Bank, Ser Y2-2015, Cl 1, 2.600%, 04/20/15	6,359,597	6,578,606
Federal Home Loan Mortgage Corporation, Ser 2575, Cl FG, 0.629%, 05/15/32(a)	2,242,107	2,242,824
Federal Home Loan Mortgage Corporation, Ser 2840, Cl LJ, 4.250%, 11/15/17	948,825	968,898
Federal Home Loan Mortgage Corporation, Ser 2877, Cl WF, 0.629%, 10/15/34(a)	4,848,192	4,845,267
Federal Home Loan Mortgage Corporation, Ser 2892, Cl F, 0.529%, 01/15/19(a)	2,546,181	2,547,907
Federal Home Loan Mortgage Corporation, Ser 3000, Cl FG, 0.529%, 07/15/25(a)	6,069,646	6,053,252
Federal Home Loan Mortgage Corporation, Ser 3135, Cl FC, 0.529%, 04/15/26(a)	4,780,926	4,782,172
Federal Home Loan Mortgage Corporation, Ser 3200, Cl FP, 0.429%, 08/15/36(a)(c)	10,847,253	10,788,711
Federal Home Loan Mortgage Corporation, Ser 3232, Cl KF, 0.679%, 10/15/36(a)(c)	8,783,436	8,783,398
Federal Home Loan Mortgage Corporation, Ser 3264, Cl FB, 0.599%, 01/15/37(a)	5,154,100	5,142,313
Federal Home Loan Mortgage Corporation, Ser 3320, Cl FC, 0.399%, 05/15/37(a)(c)	10,495,177	10,458,717
Federal Home Loan Mortgage Corporation, Ser 3450, Cl AF, 0.939%, 05/15/38(a)(c)	5,770,894	5,816,224
Federal Home Loan Mortgage Corporation, Ser 3511, Cl FA, 1.229%, 02/15/39(a)(c)	21,538,562	21,855,164
Federal Home Loan Mortgage Corporation, Ser 3574, Cl MA, 4.000%, 09/15/21	9,595,509	10,096,015
Federal Home Loan Mortgage Corporation, Ser 3593, Cl F, 0.686%, 03/15/36(a)	9,514,960	9,641,973
Federal Home Loan Mortgage Corporation, Ser 3609, Cl FA, 0.889%, 12/15/39(a)(c)	10,140,255	10,215,310
Federal Home Loan Mortgage Corporation, Ser 3812, Cl BE, 2.750%, 09/15/18	15,789,980	16,366,303
Federal National Mortgage Association, Ser 2002-M2, Cl C, 4.717%, 08/25/12	16,162,583	16,496,384
Federal National Mortgage Association, Ser 2003-129, Cl GA, 4.680%, 04/25/30	4,871,472	4,964,035
Federal National Mortgage Association, Ser 2003-32, Cl VT, 6.000%, 09/25/15	3,435,485	3,479,000

See Notes to Financial Statements.

SCHEDULES OF PORTFOLIO INVESTMENTS
RIDGEWORTH FUNDS  September 30, 2011
(Unaudited)

U.S. Government Securities Ultra-Short Bond Fund — continued

	Shares or
	Principal
	Amount($)	Value($)
Collateralized Mortgage Obligations—continued

Federal National Mortgage Association, Ser 2003-63, Cl FE, 0.635%, 10/25/31(a)	8,320,136	8,310,934
Federal National Mortgage Association, Ser 2003-73, Cl DF, 0.685%, 10/25/32(a)	8,333,198	8,335,146
Federal National Mortgage Association, Ser 2005-40, Cl FB, 0.485%, 05/25/35(a)	3,194,592	3,185,213
Federal National Mortgage Association, Ser 2005-42, Cl PF, 0.435%, 05/25/35(a)	6,872,440	6,845,058
Federal National Mortgage Association, Ser 2005-57, Cl EG, 0.535%, 03/25/35(a)	5,226,698	5,215,623
Federal National Mortgage Association, Ser 2005-92, Cl UF, 0.585%, 10/25/25(a)	5,131,408	5,116,379
Federal National Mortgage Association, Ser 2006-123, Cl PF, 0.495%, 01/25/37(a)(c)	13,377,160	13,306,408
Federal National Mortgage Association, Ser 2006-79, Cl GF, 0.635%, 08/25/36(a)(c)	29,188,610	29,165,679
Federal National Mortgage Association, Ser 2006-84, Cl FQ, 0.785%, 09/25/36(a)(c)	11,356,614	11,395,715
Federal National Mortgage Association, Ser 2007-102, Cl FA, 0.805%, 11/25/37(a)(c)	9,498,823	9,538,662
Federal National Mortgage Association, Ser 2007-109, Cl NF, 0.785%, 12/25/37(a)(c)	17,983,846	18,048,584
Federal National Mortgage Association, Ser 2007-2, Cl FM, 0.485%, 02/25/37(a)	5,085,795	5,060,693
Federal National Mortgage Association, Ser 2007-30, Cl WF, 0.475%, 04/25/37(a)	22,349,545	22,211,816
Federal National Mortgage Association, Ser 2007-4, Cl DF, 0.680%, 02/25/37(a)(c)	4,404,068	4,403,293
Federal National Mortgage Association, Ser 2007-54, Cl KF, 0.545%, 06/25/37(a)	8,932,448	8,894,975
Federal National Mortgage Association, Ser 2007-88 CI JF, 0.785%, 04/25/37(a)(c)	8,859,244	8,888,425
Federal National Mortgage Association, Ser 2008-12, Cl FE, 0.835%, 01/25/33(a)	4,474,951	4,484,398
Federal National Mortgage Association, Ser 2008-18, Cl FE, 0.965%, 03/25/38(a)(c)	10,158,927	10,253,790
Federal National Mortgage Association, Ser 2010-134, Cl BF, 0.665%, 10/25/40(a)	21,287,625	21,273,583
Federal National Mortgage Association, Ser 2010-42, Cl AF, 0.835%, 05/25/40(a)	20,124,626	20,221,830
Federal National Mortgage Association, Ser 2011-38, Cl AH, 2.750%, 05/25/20	7,586,959	7,859,654
Federal National Mortgage Association, Ser 2011-M1, Cl FA, 0.685%, 06/25/21(a)(c)	49,245,187	48,270,216
Government National Mortgage Association, Ser 2002-56, Cl C, 5.677%, 07/16/27	9,673,527	10,009,760
Government National Mortgage Association, Ser 2004-67, Cl C, 4.712%, 05/16/25	454,389	454,723

See Notes to Financial Statements.

SCHEDULES OF PORTFOLIO INVESTMENTS
RIDGEWORTH FUNDS  September 30, 2011
(Unaudited)

U.S. Government Securities Ultra-Short Bond Fund — continued

	Shares or
	Principal
	Amount($)	Value($)
Collateralized Mortgage Obligations—continued

Government National Mortgage Association, Ser 2005-67, Cl B, 4.751%, 10/16/26(a)	3,280,824	3,311,617
Government National Mortgage Association, Ser 2010-66, Cl A, 1.869%, 09/16/27	13,054,761	13,163,795
Government National Mortgage Association, Ser 2010-97, Cl A, 2.321%, 01/16/32	3,509,717	3,585,418
NCUA Guaranteed Notes, Ser 2010-C1, Cl A1, 1.600%, 10/29/20	4,173,479	4,215,127
NCUA Guaranteed Notes, Ser 2010-R2, Cl 1A, 0.594%, 11/06/17(a)	5,146,587	5,148,183
NCUA Guaranteed Notes, Ser 2011-C1, Cl 2A, 0.754%, 03/09/21(a)(c)	35,007,644	35,095,163
NCUA Guaranteed Notes, Ser 2011-R1, Cl 1A, 0.674%, 01/08/20(a)	15,043,290	15,087,969
NCUA Guaranteed Notes, Ser 2011-R2, Cl 1A, 0.641%, 02/06/20(a)	1,618,126	1,619,647
NCUA Guaranteed Notes, Ser 2011-R4, Cl 1A, 0.604%, 03/06/20(a)(d)	29,291,082	29,291,082
NCUA Guaranteed Notes, Ser 2011-R6, Cl 1A, 0.604%, 05/07/20(a)	24,171,308	24,171,308

Total Collateralized Mortgage Obligations (Cost $618,166,687)		620,424,520

U.S. Government Agency Mortgages (66.8%)
Federal Home Loan Mortgage Corporation (21.3%)
Pool #972122, 2.225%, 06/01/33(a)	55,590	56,356
Pool #847615, 2.629%, 07/01/33(a)	8,757,981	9,229,590
Pool #781028, 2.474%, 11/01/33(a)	5,255,576	5,448,090
Pool #847276, 2.637%, 04/01/34(a)	509,728	535,307
Pool #847522, 2.745%, 05/01/34(a)	233,849	248,190
Pool #847308, 2.552%, 07/01/34(a)	377,592	397,576
Pool #1G0077, 2.486%, 02/01/35(a)	177,872	186,837
Pool # 847404, 4.597%, 04/01/35(a)	5,834,141	6,118,808
Pool #1B2282, 5.091%, 07/01/35(a)	3,757,762	3,976,776
Pool #1H2511, 4.940%, 08/01/35(a)	11,165,783	11,817,632
Pool #1L0256, 2.497%, 11/01/35(a)	7,638,370	7,971,819
Pool #1H2581, 2.491%, 01/01/36(a)	8,748,236	9,178,239
Pool #848154, 2.750%, 06/01/36(a)	10,376,305	11,039,362
Pool #1N0169, 2.000%, 07/01/36(a)	540,126	569,285
Pool #1Q0852, 2.508%, 07/01/36(a)	14,995,734	15,786,730
Pool #1Q0140, 2.467%, 08/01/36(a)	3,229,157	3,408,866
Pool #1B7142, 4.519%, 09/01/36(a)	1,399,875	1,475,105
Pool #1J0129, 5.452%, 09/01/36(a)	1,514,055	1,596,420
Pool #848153, 2.562%, 10/01/36(a)	3,060,372	3,237,095
Pool #848569, 5.088%, 11/01/36(a)	40,163,239	42,406,670
Pool #848133, 5.305%, 11/01/36(a)	4,131,100	4,398,667
Pool #1G2555, 6.020%, 11/01/36(a)	6,436,526	6,716,746
Pool #1G2585, 3.001%, 12/01/36(a)	213,595	225,899
Pool #1Q0853, 5.735%, 01/01/37(a)	16,071,503	16,943,994
Pool #1J0331, 2.679%, 03/01/37(a)	1,080,379	1,149,472
Pool #1G1676, 5.477%, 04/01/37(a)	335,856	361,680
Pool #1Q1195, 2.698%, 05/01/37(a)	25,913,882	27,332,848
Pool #848048, 5.361%, 05/01/37(a)	4,672,071	4,968,088
Pool #1J0533, 2.617%, 07/01/37(a)	41,774	44,353
Pool #1N1664, 5.913%, 07/01/37(a)	10,715,974	11,399,348

See Notes to Financial Statements.

SCHEDULES OF PORTFOLIO INVESTMENTS
RIDGEWORTH FUNDS  September 30, 2011
(Unaudited)

U.S. Government Securities Ultra-Short Bond Fund — continued

	Shares or
	Principal
	Amount($)	Value($)
Federal Home Loan Mortgage Corporation—continued

Pool #1J0681, 5.951%, 10/01/37(a)	10,733,095	11,514,436
Pool #1Q0652, 5.552%, 02/01/38(a)	4,794,680	5,093,736
Pool #1Q1266, 4.278%, 11/01/38(a)	97,470,404	102,686,628
Pool #1Q1039, 5.151%, 03/01/39(a)	6,813,981	7,299,795
Pool #1Q1016, 4.929%, 04/01/39(a)	7,264,426	7,724,105
Pool #1B4755, 3.488%, 06/01/40(a)	15,461,519	16,187,916

		358,732,464

Federal National Mortgage Association (45.5%)
Pool #545210, 5.926%, 10/01/11	34,384	34,358
Pool #545209, 6.135%, 10/01/11	43,595	43,559
Pool #545269, 5.748%, 11/01/11	113,517	113,429
Pool #545261, 5.805%, 11/01/11	1,642,970	1,641,803
Pool #545320, 5.823%, 11/01/11	339,785	339,559
Pool #545322, 5.987%, 11/01/11	217,742	215,143
Pool #760657, 4.630%, 12/01/11	1,413,099	1,412,743
Pool #545378, 5.426%, 12/01/11	202,916	202,802
Pool #545316, 5.624%, 12/01/11	34,823	34,801
Pool #384553, 5.850%, 12/01/11	4,721,075	4,717,528
Pool #545321, 5.257%, 01/01/12	85,225	85,177
Pool #545387, 5.915%, 01/01/12	1,071,337	1,070,529
Pool #384569, 6.200%, 01/01/12	1,275,000	1,273,961
Pool #874333, 5.620%, 02/01/12	6,915,000	6,911,245
Pool #545471, 5.867%, 02/01/12	3,143,891	3,141,475
Pool #384762, 6.005%, 02/01/12	2,915,408	2,913,018
Pool #545423, 6.035%, 02/01/12	942,564	941,804
Pool #545425, 6.162%, 02/01/12	2,748,638	2,746,432
Pool #545527, 6.195%, 02/01/12	3,986,405	3,983,200
Pool #874381, 5.470%, 03/01/12	1,000,000	986,571
Pool #545547, 6.024%, 03/01/12	261,875	263,576
Pool #760762, 4.890%, 04/01/12	3,825,000	3,838,618
Pool #545685, 5.723%, 04/01/12	1,130,937	1,142,288
Pool #545708, 6.062%, 05/01/12	887,231	886,529
Pool #385082, 6.180%, 05/01/12	4,378,434	4,392,182
Pool #385007, 6.470%, 05/01/12	253,850	254,711
Pool #385234, 6.060%, 06/01/12	980,000	986,764
Pool #385284, 5.610%, 07/01/12	109,340	110,483
Pool #385290, 5.780%, 07/01/12	1,426,596	1,469,971
Pool #545745, 6.092%, 07/01/12	566,026	571,912
Pool #385278, 6.110%, 07/01/12	1,913,356	1,934,095
Pool #555088, 6.317%, 08/01/12	493,146	496,774
Pool #385520, 5.410%, 09/01/12	298,659	303,833
Pool #385395, 5.530%, 09/01/12	1,753,331	1,784,094
Pool #545987, 5.835%, 09/01/12	657,949	672,277
Pool #545892, 5.209%, 10/01/12	558,824	570,375
Pool #375459, 6.775%, 10/01/12	2,334,113	2,390,596
Pool #313755, 7.000%, 10/01/12	18,850	19,057
Pool #545978, 4.768%, 11/01/12	1,456,459	1,482,818
Pool #545938, 5.111%, 11/01/12	1,322,568	1,353,469
Pool #385578, 5.450%, 11/01/12	2,270,000	2,311,535
Pool #375493, 6.925%, 11/01/12	1,807,118	1,858,106

See Notes to Financial Statements.

SCHEDULES OF PORTFOLIO INVESTMENTS
RIDGEWORTH FUNDS  September 30, 2011
(Unaudited)

U.S. Government Securities Ultra-Short Bond Fund — continued

	Shares or
	Principal
	Amount($)	Value($)
Federal National Mortgage Association—continued

Pool #555058, 4.719%, 12/01/12	1,893,167	1,927,598
Pool #873198, 5.150%, 12/01/12	1,384,844	1,402,217
Pool #555162, 4.826%, 01/01/13	2,959,096	3,049,851
Pool #385683, 4.830%, 02/01/13	4,293,392	4,437,353
Pool #385921, 4.830%, 02/01/13	191,053	196,884
Pool #555191, 4.856%, 02/01/13	1,589,925	1,643,917
Pool #555264, 4.959%, 02/01/13	1,256,247	1,288,136
Pool #873294, 5.100%, 02/01/13	2,680,000	2,796,849
Pool #385998, 4.635%, 03/01/13	385,406	397,690
Pool #555317, 4.871%, 04/01/13	3,107,212	3,222,492
Pool #873590, 5.470%, 04/01/13	363,886	379,745
Pool #555435, 4.494%, 05/01/13	139,643	143,988
Pool #555505, 4.663%, 05/01/13	138,701	142,559
Pool #386210, 4.080%, 06/01/13	4,292,919	4,442,690
Pool #386287, 4.115%, 06/01/13	8,593,757	8,977,931
Pool #873612, 5.770%, 06/01/13	1,265,770	1,331,313
Pool #386314, 3.790%, 07/01/13	3,996,474	4,132,908
Pool #386424, 4.190%, 07/01/13	337,996	352,684
Pool #386380, 4.210%, 07/01/13	360,060	373,978
Pool #735065, 4.484%, 08/01/13	424,249	437,348
Pool #360500, 6.255%, 09/01/13	1,000,000	1,090,120
Pool #555910, 4.919%, 10/01/13	6,058,906	6,360,646
Pool #555806, 5.159%, 10/01/13	3,402,205	3,607,688
Pool #555850, 4.817%, 11/01/13	660,589	698,509
Pool #380935, 6.250%, 12/01/13	641,109	670,217
Pool #AD0192, 4.722%, 01/01/14	3,046,305	3,218,045
Pool #386742, 4.870%, 01/01/14	4,846,517	5,159,408
Pool #386802, 4.900%, 01/01/14	5,186,195	5,507,672
Pool #958216, 5.370%, 01/01/14	2,974,258	3,191,039
Pool #958368, 4.710%, 03/01/14	13,455,193	14,353,392
Pool #386925, 4.360%, 04/01/14	437,831	463,740
Pool #958806, 3.850%, 05/01/14	967,257	1,020,643
Pool #958789, 3.920%, 06/01/14	8,428,931	8,915,133
Pool #462846, 4.150%, 07/01/14	1,549,514	1,647,573
Pool #735028, 5.734%, 09/01/14	4,135,635	4,527,863
Pool #375190, 7.440%, 11/01/14	3,135,554	3,180,399
Pool #387302, 4.700%, 03/01/15	501,005	542,639
Pool #735387, 4.893%, 04/01/15	188,941	207,591
Pool #375103, 7.660%, 05/01/15	1,224,957	1,263,499
Pool #735675, 4.988%, 06/01/15	4,804,306	5,253,008
Pool #387486, 4.700%, 07/01/15	721,676	740,221
Pool #735953, 4.997%, 08/01/15	24,130	26,462
Pool #462011, 5.155%, 08/01/15	85,628	93,806
Pool #465821, 2.900%, 09/01/15	1,082,782	1,131,909
Pool #462018, 5.365%, 09/01/15	408,718	448,420
Pool #466534, 2.040%, 11/01/15	625,000	636,325
Pool #462085, 5.315%, 11/01/15	3,722,898	4,184,923
Pool #387740, 5.245%, 12/01/15	1,191,904	1,318,319
Pool #745504, 5.152%, 02/01/16	9,149,577	10,265,245
Pool #745530, 5.273%, 04/01/16	88,072	98,946

See Notes to Financial Statements.

SCHEDULES OF PORTFOLIO INVESTMENTS
RIDGEWORTH FUNDS  September 30, 2011
(Unaudited)

U.S. Government Securities Ultra-Short Bond Fund — continued

	Shares or
	Principal
	Amount($)	Value($)
Federal National Mortgage Association—continued

Pool #380240, 6.590%, 05/01/16	908,256	952,470
Pool #468647, 2.260%, 07/01/16	17,930,000	18,243,881
Pool #745764, 5.725%, 07/01/16	469,869	521,632
Pool #468795, 2.470%, 08/01/16	15,200,000	15,550,015
Pool #463420, 4.050%, 09/01/16	6,534,319	6,943,160
Pool #735745, 4.989%, 01/01/17	82,606	89,330
Pool #545414, 5.500%, 01/01/17	1,109,857	1,204,302
Pool #888969, 5.932%, 11/01/17	3,164,287	3,479,854
Pool #931675, 5.500%, 01/01/18	4,120,031	4,470,633
Pool #469178, 0.650%, 09/01/18(a)	14,750,000	14,788,099
Pool #469482, 1.070%, 10/01/18(a)(d)	13,420,000	13,420,000
Pool #995511, 5.500%, 12/01/18	8,283,943	8,988,882
Pool #466804, 0.771%, 12/01/20(a)	13,370,000	13,368,120
Pool #995426, 5.500%, 09/01/21	9,649,473	10,476,645
Pool #469386, 0.850%, 10/26/21(d)	30,015,000	30,033,759
Pool # 469334, 0.660%, 10/31/21(d)	12,790,000	12,774,012
Pool #469408, 0.990%, 11/04/21(d)	35,335,000	35,335,000
Pool #995434, 5.000%, 09/01/23	6,603,239	7,144,519
Pool #635082, 2.374%, 05/01/32(a)	143,728	150,726
Pool #604921, 2.221%, 10/01/32(a)	118,632	123,527
Pool #671993, 2.244%, 12/01/32(a)	16,100	16,790
Pool #AE0044, 5.127%, 03/01/33(a)	3,719,822	3,966,288
Pool #689966, 2.385%, 04/01/33(a)	1,129,171	1,185,742
Pool #555468, 2.302%, 05/01/33(a)	331,306	347,325
Pool #711466, 2.755%, 05/01/33(a)	33,490	33,716
Pool #733703, 2.357%, 08/01/33(a)	4,411,413	4,624,285
Pool #555756, 4.583%, 08/01/33(a)	3,721,591	4,041,463
Pool #555844, 2.384%, 10/01/33(a)	378,911	398,343
Pool #725126, 2.714%, 12/01/33(a)	2,903,508	3,040,132
Pool #793025, 1.941%, 07/01/34(a)	738,134	776,268
Pool #801510, 1.907%, 08/01/34(a)	2,005,150	2,087,588
Pool #725799, 2.371%, 08/01/34(a)	3,610,196	3,793,224
Pool #794939, 1.885%, 10/01/34(a)	29,724	30,538
Pool #813565, 2.253%, 12/01/34(a)	6,068,958	6,355,099
Pool #745707, 2.555%, 12/01/34(a)	16,321,251	17,204,834
Pool #AD0064, 2.001%, 01/01/35(a)	18,277,519	19,153,886
Pool #805338, 2.327%, 01/01/35(a)	348,346	363,595
Pool #809384, 2.340%, 01/01/35(a)	428,496	447,549
Pool #888785, 2.401%, 01/01/35(a)	7,014,708	7,371,213
Pool #813718, 2.426%, 01/01/35(a)	13,448,576	14,066,748
Pool #809772, 2.403%, 02/01/35(a)(c)	435,466	456,280
Pool #820598, 1.884%, 03/01/35(a)	939,419	971,833
Pool #814686, 2.274%, 03/01/35(a)	259,938	261,399
Pool #735545, 2.597%, 03/01/35(a)	5,490,486	5,778,006
Pool #822302, 2.587%, 05/01/35(a)	1,114,039	1,174,863
Pool #821373, 5.268%, 06/01/35(a)	1,988,080	2,109,730
Pool #735766, 4.780%, 07/01/35(a)	2,117,524	2,238,855
Pool #735810, 2.935%, 08/01/35(a)	1,798,497	1,902,482
Pool #829334, 2.431%, 09/01/35(a)	140,193	147,882
Pool #817467, 5.132%, 09/01/35(a)	4,771,469	5,069,078

See Notes to Financial Statements.

SCHEDULES OF PORTFOLIO INVESTMENTS
RIDGEWORTH FUNDS  September 30, 2011
(Unaudited)

U.S. Government Securities Ultra-Short Bond Fund — concluded

	Shares or
	Principal
	Amount($)	Value($)
Federal National Mortgage Association—continued

Pool #AL0505, 2.561%, 11/01/35(a)	20,348,616	21,382,904
Pool #847978, 5.117%, 11/01/35(a)	6,758,524	7,210,398
Pool #AD0377, 1.964%, 01/01/36(a)	3,659,159	3,834,205
Pool #995540, 2.414%, 01/01/36(a)(c)	9,935,508	10,467,851
Pool #995542, 2.406%, 02/01/36(a)	4,866,029	5,119,373
Pool #AD0906, 2.665%, 04/01/36(a)	6,967,727	7,321,588
Pool #AD0379, 2.674%, 06/01/36(a)	8,155,468	8,599,529
Pool #AE0329, 4.776%, 06/01/36(a)	3,809,206	3,954,417
Pool #884751, 2.365%, 08/01/36(a)	7,370,679	7,745,310
Pool #884743, 2.385%, 08/01/36(a)	8,714,590	9,187,468
Pool #888398, 2.538%, 09/01/36(a)	9,031,244	9,515,849
Pool #888859, 2.666%, 10/01/36(a)(c)	1,574,465	1,661,780
Pool #745975, 3.992%, 11/01/36(a)	4,873,971	5,149,630
Pool #903166, 5.937%, 11/01/36(a)	3,766,821	3,936,082
Pool #AD0376, 2.525%, 12/01/36(a)	8,101,013	8,514,159
Pool #905857, 2.765%, 12/01/36(a)	263,399	279,983
Pool #909313, 5.661%, 12/01/36(a)	1,127,597	1,199,714
Pool #888180, 2.431%, 01/01/37(a)	3,268,467	3,416,421
Pool #906326, 5.551%, 01/01/37(a)	9,272,205	9,860,484
Pool #906216, 5.964%, 01/01/37(a)	3,217,489	3,433,196
Pool #535990, 2.475%, 04/01/37(a)	1,063,377	1,123,409
Pool #AA3518, 2.362%, 05/01/37(a)	15,350,637	16,162,940
Pool #AD0908, 2.972%, 07/01/37(a)	8,548,465	9,033,158
Pool #AD0381, 3.940%, 07/01/37(a)	6,543,288	6,900,130
Pool #995059, 5.469%, 08/01/37(a)	3,324,336	3,528,951
Pool #AD0380, 2.540%, 10/01/37(a)	13,454,693	14,158,556
Pool #AE0332, 5.483%, 11/01/37(a)	12,340,831	13,137,014
Pool #AL0324, 2.733%, 04/01/38(a)	13,542,543	14,287,328
Pool #976778, 4.479%, 04/01/38(a)	11,020,799	11,742,882
Pool #AE0107, 5.345%, 10/01/38(a)	7,437,652	7,957,713
Pool #AE0279, 4.709%, 11/01/38(a)	3,196,106	3,417,211
Pool #725874, 2.461%, 09/01/39(a)	133,933	140,884
Pool #AE0066, 2.768%, 09/01/39(a)	32,853,990	34,683,003

		768,341,851

Total U.S. Government Agency Mortgages (Cost $1,110,671,523)		1,127,074,315

Money Market Fund (1.1%)
State Street Institutional U.S. Government Money Market Fund, Institutional Class, 0.00%(e)	18,615,579	18,615,579

Total Money Market Fund (Cost $18,615,579)		18,615,579

Total Investments (Cost $1,750,713,969) — 104.9%		1,769,389,299
Liabilities in excess of other assets — (4.9)%		(82,869,881)

Net Assets — 100.0%		$1,686,519,418

(a)	Variable or floating rate security. Rate disclosed is as of September 30, 2011.

(b)	Rule 144A, Section 4(2) or other security which is restricted as to resale to institutional investors. The Fund’s adviser/subadviser has deemed this security to be liquid based upon procedures approved by the Board of Trustees. These securities represent 2.0% of net assets as of September 30, 2011.

(c)	All or a portion of this security has been segregated in connection with obligations for when-issued or delayed-delivery purchase commitments.

(d)	All or a portion of this security has been purchased on a when-issued or delayed-delivery basis.

(e)	Rate disclosed, the 7 day net yield, is as of September 30, 2011.

See Notes to Financial Statements.

SCHEDULES OF PORTFOLIO INVESTMENTS
RIDGEWORTH FUNDS  September 30, 2011
(Unaudited)

Virginia Intermediate Municipal Bond Fund

	Shares or
	Principal
	Amount($)	Value($)
Municipal Bonds (97.9%)
District of Columbia (4.4%)
Metropolitan Washington D.C. Airports Authority, Airport System, Ser A, RB, 5.000%, 10/01/29, Callable 10/01/20 @ 100	2,500,000	2,693,325
Metropolitan Washington D.C. Airports Authority, Airport System, Ser B, RB, 5.000%, 10/01/26, Callable 10/01/19 @ 100, BHAC	2,175,000	2,372,468
Washington D.C. Metropolitan Area Transit Authority, Gross Revenue, Ser A, RB, 5.125%, 07/01/32, Callable 07/01/19 @ 100	2,000,000	2,152,740

		7,218,533

Puerto Rico (1.4%)
Puerto Rico Sales Tax Financing Corp., Sales Tax Revenue, Ser A, RB, 5.250%, 08/01/27, Callable 08/01/19 @ 100	2,100,000	2,224,236

Virginia (92.1%)
Arlington County, GO, 5.000%, 03/15/15	4,500,000	5,179,365
Bedford County Economic Development Authority, Public Facilities Lease, RB, 5.250%, 05/01/24, Callable 05/10/16 @ 100, NATL-RE	2,890,000	3,108,831
Chesapeake Water & Sewer, GO, 5.000%, 12/01/19, Callable 12/01/14 @ 101	2,465,000	2,770,660
Fairfax County Economic Development Authority, RB, 5.000%, 08/01/22, Callable 08/01/20 @ 100	3,700,000	4,259,033
Fairfax County Economic Development Authority, Lease Revenue, RB, 5.000%, 05/15/18	1,770,000	2,094,052
Fauquier County, GO, 5.000%, 07/01/19, Callable 07/01/16 @ 100, NATL-RE	2,100,000	2,400,615
Greater Richmond Convention Center Authority, Hotel Tax, RB, 5.000%, 06/15/16, Callable 06/15/15 @ 100, NATL-RE	2,855,000	3,172,761
Hampton, Ser A, GO, 5.000%, 01/15/20, Callable 01/15/19 @ 100	1,000,000	1,197,700
Hampton Roads Sanitation District Wastewater, RB, 5.000%, 04/01/23, Callable 04/01/18 @ 100	1,060,000	1,205,390
Hampton Roads Sanitation District Wastewater, RB, 5.000%, 04/01/24, Callable 04/01/18 @ 100	2,425,000	2,736,321
Hanover County Development Authority, Regional Medical Care Project, RB, 6.375%, 08/15/18, NATL-RE	5,495,000	6,180,501
Henrico County Economic Development Authority, Residential Care Facilities, Ser A, RB, 6.500%, 06/01/22, Callable 06/01/12 @ 100, MSF	980,000	987,732
Henry County Public Service Authority, Water & Sewer, RB, 5.250%, 11/15/13, MSF, AGM	1,500,000	1,646,880
James City County Economic Development Authority, Public Facility Project, RB, 5.000%, 06/15/21, Callable 06/15/17 @ 100, AGM	2,215,000	2,473,934
Loudoun County Industrial Development Authority, Ser A, RB, 5.000%, 06/01/31	2,000,000	2,177,380
Loudoun County Industrial Development Authority, Public Safety Facilities Lease, Ser A, RB, 5.250%, 12/15/17, Callable 06/15/14 @ 100, AGM	1,110,000	1,229,858

See Notes to Financial Statements.

SCHEDULES OF PORTFOLIO INVESTMENTS
RIDGEWORTH FUNDS  September 30, 2011
(Unaudited)

Virginia Intermediate Municipal Bond Fund — continued

	Shares or
	Principal
	Amount($)	Value($)
Virginia—continued

Loudoun County Sanitation Authority, Water & Sewage, RB, 5.000%, 01/01/21	2,460,000	3,036,034
Loudoun County Sanitation Authority, Water & Sewage, RB, 5.000%, 01/01/25, Callable 01/01/15 @ 100	1,000,000	1,105,980
Loudoun County, Public Improvement, GO, 5.000%, 06/01/14	3,500,000	3,917,900
New Kent County Economic Development Authority, School & Governmental Projects, RB, 5.000%, 02/01/18, Callable 02/01/17 @ 100, AGM	2,225,000	2,562,154
Newport News, GO, 5.250%, 07/01/15	3,000,000	3,497,400
Peninsula Ports Authority, Residential Care Facility, Ser A, RB, 7.375%, 12/01/23, Prerefunded 12/01/13 @ 100	3,520,000	4,020,579
Pittsylvania County, GO, 5.000%, 03/01/21, Callable 03/01/20 @ 100	1,000,000	1,175,780
Pittsylvania County, Ser B, GO, 5.000%, 03/01/22, Callable 03/01/20 @ 100	1,000,000	1,165,200
Portsmouth, Ser B, GO, 5.250%, 07/15/24, Callable 07/15/19 @ 100	1,000,000	1,178,670
Portsmouth, Ser D, GO, 5.000%, 07/15/23, Callable 07/15/20 @ 100	1,250,000	1,483,513
Powhatan County, GO, 5.000%, 01/15/32, Callable 01/15/20 @ 100	1,580,000	1,730,147
Richmond, GO, 5.000%, 07/15/24, Callable 07/15/16 @ 100, AGM	1,435,000	1,577,481
Richmond, Ser B, GO, 5.000%, 07/15/18	2,000,000	2,434,500
Richmond Industrial Development Authority, Government Facilities, RB, 5.000%, 07/15/18, AMBAC	1,795,000	1,954,145
Richmond Industrial Development Authority, Student Housing, RB, 5.450%, 01/01/21, Callable 01/01/13 @ 100	1,000,000	1,021,560
Roanoke, GO, 5.000%, 10/01/18	2,450,000	2,973,173
Roanoke, Ser B, GO, 5.000%, 02/01/24, Callable 02/01/15 @ 101	2,500,000	2,709,625
Roanoke Industrial Development Authority, Carilion Health System, Ser A, RB, 5.500%, 07/01/21, Callable 07/01/12 @ 100, NATL-RE	1,000,000	1,026,670
Smyth County Industrial Development Authority, Mountain States Health Alliance, RB, 5.000%, 07/01/23, Callable 07/01/20 @ 100	1,000,000	1,032,850
Stafford County & Staunton Industrial Development Authority, Ser B, RB, 5.000%, 08/01/25, 08/01/17 @ 100, XLCA	2,500,000	2,623,525
Stafford County & Staunton Industrial Development Authority, Ser C, RB, 5.250%, 02/01/20, 02/01/17 @ 100, XLCA	2,165,000	2,402,436
Tobacco Settlement Financing Corp., RB, 5.500%, 06/01/26, Prerefunded 06/01/15 @ 100, MSF	4,940,000	5,492,687
Virginia Beach, Public Improvement, Ser C, GO, 5.000%, 09/15/16	2,325,000	2,768,935
Virginia College Building Authority, Educational Facilities Project, Ser B, RB, 5.000%, 03/01/21	1,250,000	1,521,925

See Notes to Financial Statements.

SCHEDULES OF PORTFOLIO INVESTMENTS
RIDGEWORTH FUNDS  September 30, 2011
(Unaudited)

Virginia Intermediate Municipal Bond Fund — continued

	Shares or
	Principal
	Amount($)	Value($)
Virginia—continued

Virginia College Building Authority, Educational Facilities Project, Washington & Lee University, RB, 5.375%, 01/01/21, Sinkable 01/01/16 @ 100, MSF	3,950,000	4,710,335
Virginia College Building Authority, Public Higher Educational Financing Program, Ser A, RB, 5.000%, 09/01/17, Callable 09/01/16 @ 100	3,000,000	3,492,540
Virginia College Building Authority, Public Higher Educational Financing Program, Ser A, RB, 5.000%, 09/01/27, Callable 09/01/18 @ 100	5,000,000	5,554,550
Virginia Housing Development Authority, Commonwealth Mortgage, Ser A-1, RB, 3.650%, 01/01/18, GO	1,205,000	1,286,157
Virginia Housing Development Authority, Commonwealth Mortgage, Ser E, RB, 6.000%, 07/01/25, Callable 07/01/18 @ 100, GO	2,450,000	2,685,665
Virginia Polytechnic Institute & State University, Ser D, RB, 5.125%, 06/01/21, Callable 06/01/14 @ 101, AMBAC	2,095,000	2,307,098
Virginia Public Building Authority Facilities, Ser B, RB, 5.000%, 08/01/20, Callable 08/01/19 @ 100	4,000,000	4,834,000
Virginia Public School Authority, School Financing, RB, 5.000%, 07/15/26, Callable 07/15/18 @ 100	2,000,000	2,227,140
Virginia Resources Authority, Clean Water State Revolving Fund, Ser B, RB, 5.000%, 10/01/30, Callable 10/01/20 @ 100	2,000,000	2,305,020
Virginia Resources Authority, Clean Water State Revolving Fund, RB, 5.000%, 10/01/20, Callable 10/01/17 @ 100	2,000,000	2,319,400
Virginia Resources Authority, Clean Water State Revolving Fund, RB, 5.000%, 10/01/27, Callable 10/01/19 @ 100	2,065,000	2,406,386
Virginia Resources Authority, Ser B, AMT, RB, 4.000%, 08/01/17	1,085,000	1,201,421
Virginia Resources Authority, Ser B, AMT, RB, 4.000%, 08/01/18	1,130,000	1,250,402
Virginia Resources Authority Clean Water, Revolving Fund, RB, 5.000%, 10/01/16	2,030,000	2,413,792
Virginia Resources Authority Clean Water, Revolving Fund, Ser C, RB, 5.000%, 11/01/20	2,085,000	2,525,143
Virginia Resources Authority Infrastructure, Pooled Financing Program, Ser A, RB, 5.000%, 11/01/18	2,775,000	3,379,728
Virginia State, Ser A, GO, 5.000%, 06/01/19, Prerefunded 06/01/14 @ 100	3,170,000	3,551,636
Western Regional Jail Authority, Jail Facilities, RB, 4.750%, 06/01/23, Callable 06/01/17 @ 100, NATL-RE	1,000,000	1,082,490

See Notes to Financial Statements.

SCHEDULES OF PORTFOLIO INVESTMENTS
RIDGEWORTH FUNDS  September 30, 2011
(Unaudited)

Virginia Intermediate Municipal Bond Fund — concluded

	Shares or
	Principal
	Amount($)	Value($)
Virginia—continued

Winchester, GO, 5.000%, 11/01/18, Callable 11/01/15 @ 100, NATL-RE/FGIC	2,000,000	2,352,280

		149,119,065

Total Municipal Bonds (Cost $147,391,204)		158,561,834

Money Market Fund (1.3%)
Federated Virginia Municipal Cash Trust, Institutional Shares, 0.01%(a)	2,201,809	2,201,809

Total Money Market Fund (Cost $2,201,809)		2,201,809

Total Investments (Cost $149,593,013) — 99.2%		160,763,643
Other assets in excess of liabilities — 0.8%		1,222,657

Net Assets — 100.0%		$161,986,300

(a)	Rate disclosed, the 7 day net yield, is as of September 30, 2011.

Investment Abbreviations

AGM	— Security guaranteed by Assured Guaranty Municipal Corporation

AMBAC	— Security guaranteed by American Municipal Bond Assurance Corporation

AMT	— Income subject to Alternative Minimum Tax

FGIC	— Security guaranteed by Financial Guaranty Insurance Company

GO	— General Obligation

MSF	— Mandatory Sinking Fund

NATL-RE	— Reinsurance provided by National Public Finance Guarantee Corporation

RB	— Revenue Bond

XLCA	— Security guaranteed by XL Capital Assurance, Inc.

See Notes to Financial Statements.

STATEMENTS OF ASSETS AND LIABILITIES
RIDGEWORTH FUNDS  September 30, 2011
(Unaudited)

			Georgia Tax-	High Grade
		Corporate Bond	Exempt Bond	Municipal Bond	High Income
	Core Bond Fund†	Fund	Fund	Fund	Fund

Assets:
Total Investments, at Cost	$403,953,803	$72,050,839	$140,870,384	$46,309,320	$523,259,592

Total Investments, at Value*	$415,527,650	$76,053,582	$147,905,118	$50,002,345	$476,842,406
Cash	3,563	—	—	—	51,131
Interest and Dividends Receivable	2,069,608	795,254	1,759,092	627,151	10,232,385
Receivable for Capital Shares Issued	1,023,963	1,097,404	561,876	35,773	1,528,834
Receivable for Investment Securities Sold	55,643,436	—	—	—	11,158,406
Interest Receivable on Open Swap Agreements	—	—	—	—	12,222
Prepaid Expenses and Other Assets	27,502	16,552	14,631	2,245	71,381

Total Assets	474,295,722	77,962,792	150,240,717	50,667,514	499,896,765

Liabilities:
Payable for Investment Securities Purchased	51,279,885	2,244,018	—	1,165,590	3,590,000
Payable for Investment Securities Purchased on a When-Issued Basis	65,697,693	—	—	—	—
Unrealized Depreciation on Swap Agreements, at Value	—	—	—	—	720,463
Payable for Capital Shares Redeemed	2,031,536	44,067	4,500	37,150	2,353,659
Payable Upon Return of Securities Loaned	—	—	—	—	45,288,781
Income Distributions Payable	63,716	41,740	403,863	119,916	631,582
Investment Advisory Fees Payable	134,306	23,241	67,008	22,585	235,675
Administration Fees Payable	4,359	870	2,130	874	8,487
Fund Accounting Fees Payable	6,044	1,949	2,550	467	—
Transfer Agency Fees Payable	4,966	126	96	—	—
Compliance and Fund Services Fees Payable	4,363	926	1,880	386	1,904
Distribution and Service Fees Payable	7,207	14,300	508	883	26,773
Shareholder Servicing Fees Payable	—	2,366	—	—	813
Custodian Fees Payable	15,188	679	1,177	230	—
Trustee Fees Payable	399	—	27	—	—
Accrued Expenses	13,155	5,134	10,280	3,697	—

Total Liabilities	119,262,817	2,379,416	494,019	1,351,778	52,858,137

Total Net Assets	$355,032,905	$75,583,376	$149,746,698	$49,315,736	$447,038,628

Net Assets Consist of:
Capital	$322,904,663	$66,251,356	$149,354,088	$45,676,645	$486,182,840
Accumulated Net Investment Income (Loss)	(887,682)	(325,032)	190,860	(7,122)	(79,456)
Accumulated Net Realized Gain (Loss) from Investments, Swap and Foreign Currency Transactions	21,442,077	5,654,309	(6,832,984)	(46,812)	8,106,471
Net Unrealized Appreciation (Depreciation) on Investments and Swaps	11,573,847	4,002,743	7,034,734	3,693,025	(47,171,227)

Net Assets	$355,032,905	$75,583,376	$149,746,698	$49,315,736	$447,038,628

Net Assets:
I Shares	$329,745,431	$55,361,596	$145,587,026	$42,149,572	$353,527,940
A Shares	19,004,238	2,590,560	4,159,672	7,166,164	77,633,253
C Shares	—	17,631,220	—	—	—
R Shares	6,283,236	—	—	—	15,877,435
Shares Outstanding (unlimited number of shares authorized, no par value)
I Shares	28,024,421	5,559,917	14,125,565	3,618,909	54,842,111
A Shares	1,615,299	258,983	402,954	615,007	12,036,624
C Shares	—	1,770,809	—	—	—
R Shares	533,655	—	—	—	2,461,899
Net Asset Value and Redemption Price Per Share:
I Shares	$11.77	$9.96	$10.31	$11.65	$6.45
A Shares	11.77	10.00	10.32	11.65	6.45
C Shares(a)	—	9.96	—	—	—
R Shares	11.77	—	—	—	6.45
Offering Price per Share (100%/(100%-maximum sales charge x net asset value) of net asset value adjusted to the nearest cent):
A Shares	$12.36	$10.50	$10.83	$12.23	$6.77
Maximum Sales Charge — A Shares	4.75%	4.75%	4.75%	4.75%	4.75%

†	Formerly Investment Grade Bond Fund.

*	Investments include securities on loan of $—, $—, $—, $— and $44,023,786, respectively.

(a)	Redemption price per share varies based on length of time shares are held.

See Notes to Financial Statements.

STATEMENTS OF ASSETS AND LIABILITIES
RIDGEWORTH FUNDS  September 30, 2011
(Unaudited)

		Investment Grade		Limited-Term	Maryland
	Intermediate	Tax-Exempt	Limited	Federal Mortgage	Municipal
	Bond Fund	Bond Fund	Duration Fund	Securities Fund	Bond Fund

Assets:
Total Investments, at Cost	$1,194,404,154	$881,775,151	$18,414,678	$53,977,375	$19,235,821

Total Investments, at Value	$1,246,291,296	$922,508,341	$18,466,774	$55,167,884	$20,723,557
Interest and Dividends Receivable	7,969,540	9,591,631	6,510	158,400	224,782
Foreign Currency, at Value (Cost $4, $—, $—, $— and $—, respectively)	4	—	—	—	—
Receivable for Capital Shares Issued	612,306	955,571	—	39,277	446
Receivable for Investment Securities Sold	—	3,242,400	—	4,717	—
Receivable for Investment Securities Sold on a When-Issued Basis	—	—	—	10,952,124	—
Prepaid Expenses and Other Assets	29,545	51,021	8,812	20,757	10,919

Total Assets	1,254,902,691	936,348,964	18,482,096	66,343,159	20,959,704

Liabilities:
Payable for Investment Securities Purchased	2,731,826	44,963,873	—	—	—
Payable for Investment Securities Purchased on a When-Issued Basis	40,788,138	—	—	16,918,655	—
Payable for Capital Shares Redeemed	2,691,040	1,645,188	—	40,886	62,489
Income Distributions Payable	1,070,148	761,740	3,466	29,685	48,040
Investment Advisory Fees Payable	239,597	353,046	1,513	18,631	7,700
Administration Fees Payable	18,058	12,857	347	914	343
Fund Accounting Fees Payable	21,124	23,051	134	34	169
Transfer Agency Fees Payable	5,119	4,673	—	—	—
Compliance and Fund Services Fees Payable	15,707	14,509	136	111	166
Distribution and Service Fees Payable	3,879	8,609	—	7,584	502
Shareholder Servicing Fees Payable	19,770	—	—	—	—
Custodian Fees Payable	20,681	2,809	544	—	—
Trustee Fees Payable	2,327	2,568	—	—	—
Accrued Expenses	71,706	28,281	1,732	1,063	1,268

Total Liabilities	47,699,120	47,821,204	7,872	17,017,563	120,677

Total Net Assets	$1,207,203,571	$888,527,760	$18,474,224	$49,325,596	$20,839,027

Net Assets Consist of:
Capital	$1,125,474,775	$841,791,712	$19,962,140	$64,540,759	$19,138,963
Accumulated Net Investment Income (Loss)	(2,921,878)	(224,178)	7,897	(275,098)	(42,051)
Accumulated Net Realized Gain (Loss) from Investments and Swap Transactions	32,763,532	6,227,036	(1,547,909)	(16,130,574)	254,379
Net Unrealized Appreciation on Investments	51,887,142	40,733,190	52,096	1,190,509	1,487,736

Net Assets	$1,207,203,571	$888,527,760	$18,474,224	$49,325,596	$20,839,027

Net Assets:
I Shares	$1,189,252,024	$853,270,610	$18,474,224	$33,110,150	$16,821,153
A Shares	17,243,827	35,257,150	—	8,779,238	4,017,874
C Shares	—	—	—	7,436,208	—
R Shares	707,720	—	—	—	—
Shares Outstanding (unlimited number of shares authorized, no par value)
I Shares	110,332,042	69,521,554	1,892,165	2,992,533	1,563,825
A Shares	1,599,293	2,869,300	—	794,980	373,533
C Shares	—	—	—	672,038	—
R Shares	65,654	—	—	—	—
Net Asset Value and Redemption Price Per Share:
I Shares	$10.78	$12.27	$9.76	$11.06	$10.76
A Shares	10.78	12.29	—	11.04	10.76
C Shares(a)	—	—	—	11.07	—
R Shares	10.78	—	—	—	—
Offering Price per Share (100%/ (100%-maximum sales charge x net asset value) of net asset value adjusted to the nearest cent):
A Shares	$11.32	$12.90	$—	$11.32	$11.30
Maximum Sales Charge — A Shares	4.75%	4.75%	—	2.50%	4.75%

(a)	Redemption price per share varies based on length of time shares are held.

See Notes to Financial Statements.

STATEMENTS OF ASSETS AND LIABILITIES
RIDGEWORTH FUNDS  September 30, 2011
(Unaudited)

	North Carolina	Seix Floating			Short-Term U.S.
	Tax-Exempt	Rate High	Seix High Yield	Short-Term	Treasury
	Bond Fund	Income Fund	Fund	Bond Fund	Securities Fund

Assets:
Total Investments, at Cost	$46,195,196	$3,605,363,306	$1,802,383,015	$305,543,356	$19,887,922

Total Investments, at Value*	$48,822,961	$3,453,014,126	$1,740,067,647	$308,708,354	$20,213,802
Cash	—	2,187,551	—	—	—
Cash Collateral on Deposit at Broker	—	—	—	1,164,576	—
Interest and Dividends Receivable	656,037	16,293,214	37,231,250	1,984,466	93,486
Receivable for Capital Shares Issued	248	3,588,950	5,048,782	166,620	2,167
Receivable for Investment Securities Sold	—	22,885,569	4,322,651	157,950	—
Receivable for Investment Securities Sold on a When-Issued Basis	—	45,182,773	—	—	—
Receivable for Futures Variation Margin	—	—	—	22,500	—
Prepaid Expenses and Other Assets	13,489	881,005	76,374	22,675	15,825

Total Assets	49,492,735	3,544,033,188	1,786,746,704	312,227,141	20,325,280

Liabilities:
Payable for Investment Securities Purchased	—	78,955,460	2,200,000	—	—
Payable for Investment Securities Purchased on a When-Issued Basis	—	48,749,799	5,550,000	—	—
Payable for Capital Shares Redeemed	125,482	11,335,424	570,457	813,809	122,540
Payable Upon Return of Securities Loaned	—	—	116,538,315	—	—
Income Distributions Payable	133,699	6,637,736	5,885,280	360,379	4,224
Investment Advisory Fees Payable	22,547	1,191,330	591,541	103,279	2,668
Administration Fees Payable	726	63,411	25,949	4,535	261
Fund Accounting Fees Payable	449	—	15,874	7,787	516
Transfer Agency Fees Payable	—	—	—	23	—
Compliance and Fund Services Fees Payable	404	14,203	15,519	5,210	392
Distribution and Service Fees Payable	94	37,242	4,665	3,294	7,225
Custodian Fees Payable	398	62,369	—	2,242	150
Trustee Fees Payable	—	—	—	788	3
Accrued Expenses	3,142	—	—	21,644	2,079

Total Liabilities	286,941	147,046,974	131,397,600	1,322,990	140,058

Total Net Assets	$49,205,794	$3,396,986,214	$1,655,349,104	$310,904,151	$20,185,222

Net Assets Consist of:
Capital	$47,854,404	$3,625,001,284	$1,737,355,439	$314,470,649	$19,592,535
Accumulated Net Investment Income (Loss)	(63,096)	11,043,125	367,014	148,359	66
Accumulated Net Realized Gain (Loss) from Investments and Futures Transactions	(1,213,279)	(86,709,015)	(20,057,981)	(6,902,146)	266,741
Net Unrealized Appreciation (Depreciation) on Investments and Futures	2,627,765	(152,349,180)	(62,315,368)	3,187,289	325,880

Net Assets	$49,205,794	$3,396,986,214	$1,655,349,104	$310,904,151	$20,185,222

Net Assets:
I Shares	$48,444,733	$3,316,907,747	$1,635,634,272	$303,274,420	$8,466,232
A Shares	761,061	51,414,287	17,237,452	4,472,806	3,579,940
C Shares	—	28,664,180	—	3,156,925	8,139,050
R Shares	—	—	2,477,380	—	—
Shares Outstanding (unlimited number of shares authorized, no par value)
I Shares	4,712,550	390,628,313	179,175,014	30,569,590	833,770
A Shares	74,221	6,055,867	1,931,568	449,573	352,902
C Shares	—	3,375,038	—	317,427	803,097
R Shares	—	—	271,515	—	—
Net Asset Value and Redemption Price Per Share:
I Shares	$10.28	$8.49	$9.13	$9.92	$10.15
A Shares	10.25	8.49	8.92	9.95	10.14
C Shares(a)	—	8.49	—	9.95	10.13
R Shares	—	—	9.12	—	—
Offering Price per Share (100%/(100%-maximum sales charge x net asset value) of net asset value adjusted to the nearest cent):
A Shares	$10.76	$8.71	$9.36	$10.21	$10.40
Maximum Sales Charge — A Shares	4.75%	2.50%	4.75%	2.50%	2.50%

*	Investments include securities on loan of $—, $—, $113,829,746, $— and $—, respectively.

(a)	Redemption price per share varies based on length of time shares are held.

See Notes to Financial Statements.

STATEMENTS OF ASSETS AND LIABILITIES
RIDGEWORTH FUNDS  September 30, 2011
(Unaudited)

					Virginia
				U.S. Government	Intermediate
	Total Return	Ultra-Short	U.S. Government	Securities Ultra-	Municipal Bond
	Bond Fund	Bond Fund	Securities Fund	Short Bond Fund	Fund

Assets:
Total Investments, at Cost	$815,904,768	$136,425,215	$49,891,190	$1,750,713,969	$149,593,013

Total Investments, at Value	$851,375,549	$136,242,339	$52,802,238	$1,769,389,299	$160,763,643
Cash	1,043,948	—	—	1,341,645	347
Cash Collateral on Deposit at Broker	—	—	—	7,317,896	—
Interest and Dividends Receivable	4,536,653	523,699	181,298	4,899,544	1,939,228
Unrealized Appreciation on Swap Agreements, at Value	1,490,197	—	—	—	—
Foreign Currency, at Value (Cost $5, $—, $—, $— and $—, respectively)	4	—	—	—	—
Closed Swap Agreements, at Value	2,528,612	—	—	—	—
Receivable for Capital Shares Issued	1,809,916	13,734	55,659	2,706,437	133
Receivable for Investment Securities Sold	6,822,441	29,334	—	9,105,489	—
Receivable for Investment Securities Sold on a When-Issued Basis	25,721,470	—	—	—	—
Unrealized Appreciation on Forward Foreign Currency Contracts	1,532,136	—	—	—	—
Prepaid Expenses and Other Assets	183,240	20,868	18,915	83,679	16,536

Total Assets	897,044,166	136,829,974	53,058,110	1,794,843,989	162,719,887

Liabilities:
Payable for Investment Securities Purchased	32,995,373	245,836	—	3,333,266	—
Payable for Investment Securities Purchased on a When-Issued Basis	67,050,665	3,222,999	—	96,017,115	—
Unrealized Depreciation on Swap Agreements, at Value	9,355,551	—	—	—	—
Payable for Capital Shares Redeemed	1,173,667	98,203	390,191	8,346,465	244,194
Income Distributions Payable	556,022	53,443	10,021	297,221	396,124
Unrealized Depreciation on Forward Foreign Currency Contracts	1,112,395	—	—	—	—
Investment Advisory Fees Payable	152,265	23,681	21,662	261,377	73,931
Administration Fees Payable	11,890	2,168	1,013	26,384	2,506
Fund Accounting Fees Payable	10,399	795	533	20,401	2,638
Transfer Agency Fees Payable	—	—	—	2,878	91
Compliance and Fund Services Fees Payable	8,017	884	454	16,646	2,014
Distribution and Service Fees Payable	6,492	—	2,630	—	1,586
Custodian Fees Payable	15,885	755	60	2,360	576
Trustee Fees Payable	386	—	—	458	—
Accrued Expenses	—	—	3,428	—	9,927

Total Liabilities	112,449,007	3,648,764	429,992	108,324,571	733,587

Total Net Assets	$784,595,159	$133,181,210	$52,628,118	$1,686,519,418	$161,986,300

Net Assets Consist of:
Capital	$731,382,868	$137,775,235	$46,910,795	$1,686,238,862	$149,202,159
Accumulated Net Investment Income (Loss)	(3,955,073)	(102,635)	293	(4,394,989)	37,816
Accumulated Net Realized Gain (Loss) from Investments, Futures, Swap and Foreign Currency Transactions	21,290,550	(4,308,514)	2,805,982	(13,999,785)	1,575,695
Net Unrealized Appreciation (Depreciation) on Investments, Swaps and Foreign Currencies	35,876,814	(182,876)	2,911,048	18,675,330	11,170,630

Net Assets	$784,595,159	$133,181,210	$52,628,118	$1,686,519,418	$161,986,300

Net Assets:
I Shares	$755,459,588	$133,181,210	$47,966,792	$1,686,519,418	$149,302,641
A Shares	23,764,173	—	2,008,827	—	12,683,659
C Shares	—	—	2,652,499	—	—
R Shares	5,371,398	—	—	—	—
Shares Outstanding (unlimited number of shares authorized, no par value)
I Shares	68,795,558	13,493,359	5,134,708	167,104,342	14,037,438
A Shares	2,097,955	—	215,030	—	1,192,866
C Shares	—	—	283,940	—	—
R Shares	489,106	—	—	—	—
Net Asset Value and Redemption Price Per Share:
I Shares	$10.98	$9.87	$9.34	$10.09	$10.64
A Shares	11.33	—	9.34	—	10.63
C Shares(a)	—	—	9.34	—	—
R Shares	10.98	—	—	—	—
Offering Price per Share (100%/(100%-maximum sales charge x net asset value) of net asset value adjusted to the nearest cent):
A Shares	$11.90	$—	$9.81	$—	$11.16
Maximum Sales Charge — A Shares	4.75%	—	4.75%	—	4.75%

(a)	Redemption price per share varies based on length of time shares are held.

See Notes to Financial Statements.

STATEMENTS OF OPERATIONS
RIDGEWORTH FUNDS  For the Period Ended September 30, 2011
(Unaudited)

			Georgia Tax-	High Grade
		Corporate Bond	Exempt Bond	Municipal Bond	High Income
	Core Bond Fund†	Fund	Fund	Fund	Fund

Investment Income:
Interest Income	$5,287,995	$1,732,205	$3,371,362	$1,054,223	$20,337,186
Dividend Income	4	7	1,947	2,304	516,547
Net Income from Securities Lending	3,494	–	–	–	138,407

Total Investment Income	5,291,493	1,732,212	3,373,309	1,056,527	20,992,140

Expenses:
Investment Advisory Fees	792,446	139,933	432,680	143,773	1,535,784
Administration Fees	16,213	3,579	8,048	2,674	26,233
Fund Accounting Fees	20,278	5,275	10,633	3,450	28,534
Transfer Agency Fees	22,483	16,386	3,604	3,275	55,352
Compliance & Fund Services Fees	11,853	2,850	6,242	2,012	18,070
Distribution and Service Fees — A Shares	27,877	3,294	3,237	5,857	132,142
Distribution and Service Fees — C Shares	–	81,862	–	–	–
Distribution and Service Fees — R Shares	15,735	–	–	–	40,966
Shareholder Servicing Fees — I Shares	9,408	6,647	–	–	–
Shareholder Servicing Fees — A Shares	1,572	437	–	–	–
Shareholder Servicing Fees — R Shares	7,042	–	–	–	17,526
Custodian Fees	34,520	4,490	5,313	4,010	16,234
Printing Fees	10,228	3,679	4,807	2,503	15,893
Registration Fees	19,198	18,260	7,173	12,551	28,812
Trustee Fees	8,167	1,990	4,295	1,390	12,423
Other Fees	22,527	7,483	12,347	3,914	23,499

Total Expenses	1,019,547	296,165	498,379	185,409	1,951,468

Less: Investment Advisory Fees Waived/Expenses Reimbursed	–	–	–	(11,053)	–
Less: Custodian Credits (Note 3)	(394)	(10)	(24)	–	(95)

Net Expenses	1,019,153	296,155	498,355	174,356	1,951,373

Net Investment Income (Loss)	4,272,340	1,436,057	2,874,954	882,171	19,040,767

Net Realized and Unrealized Gain (Loss) on Investments, Swaps and Foreign Currencies:
Net Realized Gain (Loss) from:
Investment and Foreign Currency Transactions	21,119,162	3,689,570	730,875	939,858	2,810,559
Credit Default Swap Agreements	(43,963)	–	–	–	(114,686)
Interest Rate Swap Agreements	448,825	–	–	–	–
Forward Foreign Currency Contracts	(48,410)	–	–	–	–
Net Change in Unrealized Appreciation (Depreciation) on:
Investments and Foreign Currencies	(306,655)	(1,092,275)	8,314,891	2,425,605	(65,198,930)
Credit Default Swap Agreements	16,433	–	–	–	(732,568)

Net Realized and Unrealized Gain (Loss) on Investments, Swaps and Foreign Currencies	21,185,392	2,597,295	9,045,766	3,365,463	(63,235,625)

Change in Net Assets from Operations	$25,457,732	$4,033,352	$11,920,720	$4,247,634	$(44,194,858)

†	Formerly Investment Grade Bond Fund.

See Notes to Financial Statements.

STATEMENTS OF OPERATIONS
RIDGEWORTH FUNDS  For the Period Ended September 30, 2011
(Unaudited)

		Investment Grade		Limited-Term	Maryland
	Intermediate	Tax-Exempt	Limited	Federal Mortgage	Municipal
	Bond Fund	Bond Fund	Duration Fund	Securities Fund	Bond Fund

Investment Income:
Interest Income	$16,306,367	$14,119,555	$98,298	$431,961	$459,530
Dividend Income	11	31,208	–	33	12
Net Income from Securities Lending	11,030	–	–	–	–

Total Investment Income	16,317,408	14,150,763	98,298	431,994	459,542

Expenses:
Investment Advisory Fees	1,529,564	2,212,388	10,505	113,904	65,437
Administration Fees	65,282	46,328	1,075	2,330	1,217
Fund Accounting Fees	83,287	64,105	1,354	2,271	1,683
Transfer Agency Fees	45,089	68,462	626	7,745	2,014
Compliance & Fund Services Fees	49,029	34,811	809	1,415	993
Distribution and Service Fees — A Shares	15,891	50,323	–	6,425	3,048
Distribution and Service Fees — C Shares	–	–	–	37,376	–
Distribution and Service Fees — R Shares	2,175	–	–	–	–
Shareholder Servicing Fees — I Shares	288,826	128,412	–	63	–
Shareholder Servicing Fees — A Shares	3,441	782	–	135	–
Shareholder Servicing Fees — R Shares	1,060	–	–	–	–
Custodian Fees	38,878	10,540	3,780	4,519	3,125
Printing Fees	40,566	25,022	1,615	2,355	1,817
Registration Fees	25,499	17,810	3,742	17,318	6,544
Trustee Fees	33,767	24,414	557	973	684
Other Fees	89,406	65,271	1,502	2,560	2,085

Total Expenses	2,311,760	2,748,668	25,565	199,389	88,647

Less: Investment Advisory Fees Waived/Expenses Reimbursed	–	–	–	(5,446)	(3,764)
Less: Custodian Credits (Note 3)	(372)	–	(9)	–	(2)

Net Expenses	2,311,388	2,748,668	25,556	193,943	84,881

Net Investment Income (Loss)	14,006,020	11,402,095	72,742	238,051	374,661

Net Realized and Unrealized Gain (Loss) on Investments and Swaps:
Net Realized Gain (Loss) from:
Investments	35,398,308	13,706,441	10,456	1,147,843	235,565
Credit Default Swap Agreements	(176,889)	–	–	–	–
Net Change in Unrealized Appreciation (Depreciation) on:
Investments	17,357,339	33,418,448	(32,562)	1,003,720	1,139,371
Credit Default Swap Agreements	66,581	–	–	–	–

Net Realized and Unrealized Gain (Loss) on Investments and Swaps	52,645,339	47,124,889	(22,106)	2,151,563	1,374,936

Change in Net Assets from Operations	$66,651,359	$58,526,984	$50,636	$2,389,614	$1,749,597

See Notes to Financial Statements.

STATEMENTS OF OPERATIONS
RIDGEWORTH FUNDS  For the Period Ended September 30, 2011
(Unaudited)

	North Carolina	Seix Floating			Short-Term U.S.
	Tax-Exempt	Rate High	Seix High Yield	Short-Term	Treasury
	Bond Fund	Income Fund	Fund	Bond Fund	Securities Fund

Investment Income:
Interest Income	$1,045,287	$121,039,652	$68,304,634	$4,178,043	$224,484
Dividend Income	555	255,274	429,824	122	–
Net Income from Securities Lending	–	–	328,579	–	–

Total Investment Income	1,045,842	121,294,926	69,063,037	4,178,165	224,484

Expenses:
Investment Advisory Fees	142,855	7,728,616	3,660,561	658,661	53,123
Administration Fees	2,657	190,957	88,201	16,845	1,359
Fund Accounting Fees	3,347	171,769	108,555	25,942	2,256
Transfer Agency Fees	1,433	512,458	373,054	12,062	6,009
Compliance & Fund Services Fees	2,000	117,500	66,749	14,465	1,264
Distribution and Service Fees — A Shares	551	109,130	34,842	3,054	3,784
Distribution and Service Fees — C Shares	–	134,517	–	13,873	38,803
Distribution and Service Fees — R Shares	–	–	7,432	–	–
Shareholder Servicing Fees — I Shares	–	379,258	22,621	351	5
Shareholder Servicing Fees — A Shares	–	5,674	173	228	178
Shareholder Servicing Fees — R Shares	–	–	3,720	–	–
Custodian Fees	3,896	297,121	20,294	9,536	3,847
Printing Fees	2,746	80,359	54,074	10,383	2,578
Registration Fees	5,942	42,462	35,320	20,756	19,139
Trustee Fees	1,376	79,763	45,774	10,004	877
Other Fees	3,745	152,212	108,006	28,332	2,746

Total Expenses	170,548	10,001,796	4,629,376	824,492	135,968

Less: Investment Advisory Fees Waived/Expenses Reimbursed	–	–	–	–	(20,796)
Less: Custodian Credits (Note 3)	–	(63)	(285)	(34)	(5)

Net Expenses	170,548	10,001,733	4,629,091	824,458	115,167

Net Investment Income (Loss)	875,294	111,293,193	64,433,946	3,353,707	109,317

Net Realized and Unrealized Gain (Loss) on Investments and Futures:
Net Realized Gain (Loss) from:
Investments	348,701	(30,048,488)	22,327,796	1,942,435	258,618
Futures Contracts	–	–	–	(1,896,423)	–
Net Change in Unrealized Appreciation (Depreciation) on:
Investments	2,665,854	(218,668,117)	(183,701,092)	(880,895)	(94,551)
Futures Contracts	–	–	–	16,276	–

Net Realized and Unrealized Gain (Loss) on Investments and Futures	3,014,555	(248,716,605)	(161,373,296)	(818,607)	164,067

Change in Net Assets from Operations	$3,889,849	$(137,423,412)	$(96,939,350)	$2,535,100	$273,384

See Notes to Financial Statements.

STATEMENTS OF OPERATIONS
RIDGEWORTH FUNDS  For the Period Ended September 30, 2011
(Unaudited)

					Virginia
				U.S. Government	Intermediate
	Total Return	Ultra-Short	U.S. Government	Securities Ultra-	Municipal Bond
	Bond Fund	Bond Fund	Securities Fund	Short Bond Fund	Fund

Investment Income:
Interest Income	$11,426,936	$772,290	$570,655	$6,751,700	$3,334,144
Dividend Income	59	881	–	1,405	27
Net Income from Securities Lending	4,428	–	–	–	–

Total Investment Income	11,431,423	773,171	570,655	6,753,105	3,334,171

Expenses:
Investment Advisory Fees	884,955	137,831	128,586	1,566,029	480,897
Administration Fees	36,772	6,409	2,631	84,740	8,945
Fund Accounting Fees	43,785	7,022	3,347	100,339	11,214
Transfer Agency Fees	61,792	5,192	6,517	88,147	5,743
Compliance & Fund Services Fees	25,979	4,390	1,962	59,675	6,678
Distribution and Service Fees — A Shares	25,030	–	2,954	–	9,708
Distribution and Service Fees — C Shares	–	–	12,536	–	–
Distribution and Service Fees — R Shares	10,338	–	–	–	–
Shareholder Servicing Fees — I Shares	50,439	3,483	70	670,834	–
Shareholder Servicing Fees — A Shares	1,526	–	181	–	–
Shareholder Servicing Fees — R Shares	1,256	–	–	–	–
Custodian Fees	38,001	6,754	3,794	19,552	4,573
Printing Fees	19,383	3,890	2,668	47,185	5,042
Registration Fees	22,873	11,025	17,385	24,429	8,644
Trustee Fees	17,864	3,000	1,355	41,129	4,589
Other Fees	45,548	7,098	4,174	99,039	12,171

Total Expenses	1,285,541	196,094	188,160	2,801,098	558,204

Less: Investment Advisory Fees Waived/Expenses Reimbursed	–	–	(10)	–	–
Less: Custodian Credits (Note 3)	(419)	(16)	(1)	(106)	(4)

Net Expenses	1,285,122	196,078	188,149	2,800,992	558,200

Net Investment Income (Loss)	10,146,301	577,093	382,506	3,952,113	2,775,971

Net Realized and Unrealized Gain (Loss) on Investments, Futures, Swaps and Foreign Currencies:
Net Realized Gain (Loss) from:
Investment and Foreign Currency Transactions	19,612,430	52,952	1,844,358	4,662,264	1,350,917
Futures Contracts	–	–	–	(1,734,354)	–
Credit Default Swap Agreements	1,315,548	–	–	–	–
Interest Rate Swap Agreements	1,201,878	–	–	–	–
Forward Foreign Currency Contracts	(159,014)	–	–	–	–
Net Change in Unrealized Appreciation (Depreciation) on:
Investments and Foreign Currencies	18,651,463	(780,832)	2,210,730	5,607,441	5,797,150
Credit Default Swap Agreements	(41,222)	–	–	–	–
Interest Rate Swap Contracts	60,237	–	–	–	–
Forward Foreign Currency Contracts	419,741	–	–	–	–

Net Realized and Unrealized Gain (Loss) on Investments, Futures, Swaps and Foreign Currencies	41,061,061	(727,880)	4,055,088	8,535,351	7,148,067

Change in Net Assets from Operations	$51,207,362	$(150,787)	$4,437,594	$12,487,464	$9,924,038

See Notes to Financial Statements.

STATEMENTS OF CHANGES IN NET ASSETS
RIDGEWORTH FUNDS  For the Periods Indicated

	Core Bond Fund†		Corporate Bond Fund		Georgia Tax-Exempt Bond Fund
	04/01/11-	04/01/10-	04/01/11-	04/01/10-	04/01/11-	04/01/10-
	09/30/11	03/31/11	09/30/11	03/31/11	09/30/11	03/31/11
	(Unaudited)		(Unaudited)		(Unaudited)

Operations:
Net Investment Income	$4,272,340	$12,014,783	$1,436,057	$6,194,619	$2,874,954	$8,181,686
Net Realized Gain (Loss)	21,475,614	11,603,833	3,689,570	12,194,305	730,875	(2,937,784)
Net Change in Unrealized Appreciation (Depreciation)	(290,222)	(7,707,931)	(1,092,275)	(5,381,982)	8,314,891	(7,494,157)

Change in Net Assets from Operations	25,457,732	15,910,685	4,033,352	13,006,942	11,920,720	(2,250,255)

Dividends and Distributions to Shareholders:
Net Investment Income:
I Shares	(3,951,515)	(7,713,607)	(1,116,146)	(5,359,494)	(2,799,454)	(7,862,131)
A Shares	(222,693)	(470,866)	(44,366)	(177,839)	(75,457)	(321,223)
C Shares	—	—	(275,481)	(657,880)	—	—
R Shares	(62,977)	(125,675)	—	—	—	—
Tax Return of Capital:
I Shares	—	(2,939,328)	—	—	—	—
A Shares	—	(205,858)	—	—	—	—
R Shares	—	(64,015)	—	—	—	—
Net Realized Gains:
I Shares	—	(15,435,382)	—	(1,929,031)	—	—
A Shares	—	(1,016,483)	—	(103,214)	—	—
C Shares	—	—	—	(429,724)	—	—
R Shares	—	(318,076)	—	—	—	—

Total Dividends and Distributions	(4,237,185)	(28,289,290)	(1,435,993)	(8,657,182)	(2,874,911)	(8,183,354)

Change in Net Assets from Capital Transactions	12,145,710	(74,593,811)	(8,536,560)	(103,975,535)	(24,850,618)	(40,055,865)

Change in Net Assets	33,366,257	(86,972,416)	(5,939,201)	(99,625,775)	(15,804,809)	(50,489,474)

Net Assets:
Beginning of Period	321,666,648	408,639,064	81,522,577	181,148,352	165,551,507	216,040,981

End of Period	$355,032,905	$321,666,648	$75,583,376	$81,522,577	$149,746,698	$165,551,507

Accumulated Net Investment Income (Loss), End of Period	$(887,682)	$(922,837)	$(325,032)	$(325,096)	$190,860	$190,817

†	Formerly Investment Grade Bond Fund.

See Notes to Financial Statements.

STATEMENTS OF CHANGES IN NET ASSETS (continued)
RIDGEWORTH FUNDS  For the Periods Indicated

	Core Bond Fund†		Corporate Bond Fund		Georgia Tax-Exempt Bond Fund
	04/01/11-	04/01/10-	04/01/11-	04/01/10-	04/01/11-	04/01/10-
	09/30/11	03/31/11	09/30/11	03/31/11	09/30/11	03/31/11
	(Unaudited)		(Unaudited)		(Unaudited)

Capital Transactions:
I Shares:
Proceeds from Shares Issued	$69,854,974	$79,442,338	$11,067,831	$28,969,465	$16,922,931	$51,331,434
Dividends Reinvested	3,505,135	23,760,673	885,876	3,645,141	149,952	441,558
Cost of Shares Redeemed	(59,111,408)	(167,960,176)	(21,639,998)	(131,523,496)	(40,289,209)	(87,539,240)

Change in Net Assets from I Shares	14,248,701	(64,757,165)	(9,686,291)	(98,908,890)	(23,216,326)	(35,766,248)

A Shares:
Proceeds from Shares Issued	2,210,566	5,510,073	780,702	1,356,806	78,986	395,821
Dividends Reinvested	193,952	1,466,370	29,292	179,896	49,037	134,885
Cost of Shares Redeemed	(3,721,688)	(14,039,099)	(491,701)	(3,906,253)	(1,762,315)	(4,820,323)

Change in Net Assets from A Shares	(1,317,170)	(7,062,656)	318,293	(2,369,551)	(1,634,292)	(4,289,617)

C Shares:
Proceeds from Shares Issued	—	—	1,825,436	373,228	—	—
Dividends Reinvested	—	—	201,670	799,831	—	—
Cost of Shares Redeemed	—	—	(1,195,668)	(3,870,153)	—	—

Change in Net Assets from C Shares	—	—	831,438	(2,697,094)	—	—

R Shares:
Proceeds from Shares Issued	229,494	227,363	—	—	—	—
Dividends Reinvested	55,087	461,690	—	—	—	—
Cost of Shares Redeemed	(1,070,402)	(3,463,043)	—	—	—	—

Change in Net Assets from R Shares	(785,821)	(2,773,990)	—	—	—	—

Change in Net Assets from Capital Transactions	$12,145,710	$(74,593,811)	$(8,536,560)	$(103,975,535)	$(24,850,618)	$(40,055,865)

Shares Transactions:
I Shares:
Issued	6,053,813	6,811,422	1,112,545	2,932,417	1,673,587	5,044,818
Reinvested	309,295	2,110,160	90,004	373,525	14,887	43,334
Redeemed	(5,232,155)	(14,634,211)	(2,223,352)	(13,107,846)	(3,998,939)	(8,782,333)

Change in I Shares	1,130,953	(5,712,629)	(1,020,803)	(9,801,904)	(2,310,465)	(3,694,181)

A Shares:
Issued	193,054	473,963	77,700	137,716	7,702	38,485
Reinvested	17,132	130,170	2,965	18,211	4,861	13,183
Redeemed	(329,613)	(1,216,167)	(49,718)	(395,340)	(179,488)	(476,359)

Change in A Shares	(119,427)	(612,034)	30,947	(239,413)	(166,925)	(424,691)

C Shares:
Issued	—	—	184,184	37,348	—	—
Reinvested	—	—	20,503	82,087	—	—
Redeemed	—	—	(121,793)	(392,435)	—	—

Change in C Shares	—	—	82,894	(273,000)	—	—

R Shares:
Issued	19,929	19,477	—	—	—	—
Reinvested	4,871	41,025	—	—	—	—
Redeemed	(94,921)	(298,499)	—	—	—	—

Change in R Shares	(70,121)	(237,997)	—	—	—	—

Change in Shares	941,405	(6,562,660)	(906,962)	(10,314,317)	(2,477,390)	(4,118,872)

†	Formerly Investment Grade Bond Fund.

See Notes to Financial Statements.

STATEMENTS OF CHANGES IN NET ASSETS (continued)
RIDGEWORTH FUNDS  For the Periods Indicated

	High Grade Municipal Bond Fund		High Income Fund		Intermediate Bond Fund
	04/01/11-	04/01/10-	04/01/11-	04/01/10-	04/01/11-	04/01/10-
	09/30/11	03/31/11	09/30/11	03/31/11	09/30/11	03/31/11
	(Unaudited)		(Unaudited)		(Unaudited)

Operations:
Net Investment Income	$882,171	$2,364,204	$19,040,767	$17,420,463	$14,006,020	$41,880,438
Net Realized Gain	939,858	841,212	2,695,873	10,449,286	35,221,419	32,194,679
Net Change in Unrealized Appreciation (Depreciation)	2,425,605	(2,160,581)	(65,931,498)	9,265,626	17,423,920	(14,616,206)

Change in Net Assets from Operations	4,247,634	1,044,835	(44,194,858)	37,135,375	66,651,359	59,458,911

Dividends and Distributions to Shareholders:
Net Investment Income:
I Shares	(754,984)	(2,094,288)	(15,335,053)	(14,896,170)	(13,859,886)	(35,298,486)
A Shares	(127,442)	(269,944)	(3,184,566)	(1,439,817)	(121,805)	(267,883)
R Shares	—	—	(559,085)	(1,048,221)	(6,530)	(16,224)
Tax Return of Capital:
I Shares	—	—	—	—	—	(4,359,053)
A Shares	—	—	—	—	—	(37,176)
R Shares	—	—	—	—	—	(2,865)
Net Realized Gains:
I Shares	—	—	—	(553,824)	—	(41,037,265)
A Shares	—	—	—	(56,403)	—	(362,944)
R Shares	—	—	—	(39,752)	—	(24,992)

Total Dividends and Distributions	(882,426)	(2,364,232)	(19,078,704)	(18,034,187)	(13,988,221)	(81,406,888)

Change in Net Assets from Capital Transactions	(9,658,086)	(3,880,407)	29,399,635	293,561,886	(165,200,228)	(230,486,295)

Change in Net Assets	(6,292,878)	(5,199,804)	(33,873,927)	312,663,074	(112,537,090)	(252,434,272)

Net Assets:
Beginning of Period	55,608,614	60,808,418	480,912,555	168,249,481	1,319,740,661	1,572,174,933

End of Period	$49,315,736	$55,608,614	$447,038,628	$480,912,555	$1,207,203,571	$1,319,740,661

Accumulated Net Investment Loss, End of Period	$(7,122)	$(6,867)	$(79,456)	$(41,519)	$(2,921,878)	$(2,939,677)

See Notes to Financial Statements.

STATEMENTS OF CHANGES IN NET ASSETS (continued)
RIDGEWORTH FUNDS  For the Periods Indicated

	High Grade Municipal Bond Fund		High Income Fund		Intermediate Bond Fund
	04/01/11-	04/01/10-	04/01/11-	04/01/10-	04/01/11-	04/01/10-
	09/30/11	03/31/11	09/30/11	03/31/11	09/30/11	03/31/11
	(Unaudited)		(Unaudited)		(Unaudited)

Capital Transactions:
I Shares:
Proceeds from Shares Issued	$2,413,425	$10,961,520	$225,915,207	$390,768,633	$107,441,986	$395,572,820
Dividends Reinvested	82,609	275,054	12,089,694	10,236,084	6,329,909	40,471,135
Cost of Shares Redeemed	(10,895,625)	(17,631,023)	(229,947,862)	(170,553,968)	(282,624,518)	(667,636,938)

Change in Net Assets from I Shares	(8,399,591)	(6,394,449)	8,057,039	230,450,749	(168,852,623)	(231,592,983)

A Shares:
Proceeds from Shares Issued	178,355	3,735,696	91,190,091	78,667,020	8,135,195	7,439,874
Dividends Reinvested	37,758	91,703	2,454,087	943,773	90,515	600,079
Cost of Shares Redeemed	(1,474,608)	(1,313,357)	(74,501,743)	(14,814,462)	(4,343,973)	(6,775,822)

Change in Net Assets from A Shares	(1,258,495)	2,514,042	19,142,435	64,796,331	3,881,737	1,264,131

R Shares:
Proceeds from Shares Issued	—	—	5,584,812	2,107,525	58,911	214,890
Dividends Reinvested	—	—	400,252	740,047	6,523	43,932
Cost of Shares Redeemed	—	—	(3,784,903)	(4,532,766)	(294,776)	(416,265)

Change in Net Assets from R Shares	—	—	2,200,161	(1,685,194)	(229,342)	(157,443)

Change in Net Assets from Capital Transactions	$(9,658,086)	$(3,880,407)	$29,399,635	$293,561,886	$(165,200,228)	$(230,486,295)

Shares Transactions:
I Shares:
Issued	214,411	975,559	31,421,599	55,337,099	10,136,221	36,955,330
Reinvested	7,301	24,404	1,713,582	1,461,445	597,407	3,850,153
Redeemed	(971,923)	(1,583,414)	(32,469,168)	(24,512,746)	(26,627,704)	(62,702,334)

Change in I Shares	(750,211)	(583,451)	666,013	32,285,798	(15,894,076)	(21,896,851)

A Shares:
Issued	15,589	329,246	12,662,037	11,084,549	755,223	698,083
Reinvested	3,331	8,125	347,649	132,945	8,540	57,041
Redeemed	(128,469)	(115,303)	(10,650,230)	(2,104,104)	(413,534)	(637,864)

Change in A Shares	(109,549)	222,068	2,359,456	9,113,390	350,229	117,260

R Shares:
Issued	—	—	784,814	300,427	5,494	20,206
Reinvested	—	—	56,859	107,100	616	4,176
Redeemed	—	—	(529,633)	(644,903)	(27,540)	(38,975)

Change in R Shares	—	—	312,040	(237,376)	(21,430)	(14,593)

Change in Shares	(859,760)	(361,383)	3,337,509	41,161,812	(15,565,277)	(21,794,184)

See Notes to Financial Statements.

STATEMENTS OF CHANGES IN NET ASSETS (continued)
RIDGEWORTH FUNDS  For the Periods Indicated

	Investment Grade Tax-Exempt				Limited-Term Federal
	Bond Fund		Limited Duration Fund		Mortgage Securities Fund
	04/01/11-	04/01/10-	04/01/11-	04/01/10-	04/01/11-	04/01/10-
	09/30/11	03/31/11	09/30/11	03/31/11	09/30/11	03/31/11
	(Unaudited)		(Unaudited)		(Unaudited)

Operations:
Net Investment Income	$11,402,095	$30,932,714	$72,742	$241,165	$238,051	$446,810
Net Realized Gain	13,706,441	9,395,394	10,456	95,300	1,147,843	1,203,002
Net Change in Unrealized Appreciation (Depreciation)	33,418,448	(18,311,258)	(32,562)	(43,342)	1,003,720	(270,211)

Change in Net Assets from Operations	58,526,984	22,016,850	50,636	293,123	2,389,614	1,379,601

Dividends and Distributions to Shareholders:
Net Investment Income:
I Shares	(11,023,329)	(30,314,385)	(62,083)	(184,605)	(363,985)	(493,330)
A Shares	(378,871)	(688,859)	—	—	(66,225)	(64,930)
C Shares	—	—	—	—	(48,478)	(128,682)
Net Realized Gains:
I Shares	—	(26,421,509)	—	—	—	—
A Shares	—	(722,951)	—	—	—	—

Total Dividends and Distributions	(11,402,200)	(58,147,704)	(62,083)	(184,605)	(478,688)	(686,942)

Change in Net Assets from Capital Transactions	(257,458,053)	72,675,572	(3,397,239)	(708,230)	6,594,575	8,265,675

Change in Net Assets	(210,333,269)	36,544,718	(3,408,686)	(599,712)	8,505,501	8,958,334

Net Assets:
Beginning of Period	1,098,861,029	1,062,316,311	21,882,910	22,482,622	40,820,095	31,861,761

End of Period	$888,527,760	$1,098,861,029	$18,474,224	$21,882,910	$49,325,596	$40,820,095

Accumulated Net Investment Income (Loss), End of Period	$(224,178)	$(224,073)	$7,897	$(2,762)	$(275,098)	$(34,461)

See Notes to Financial Statements.

STATEMENTS OF CHANGES IN NET ASSETS (continued)
RIDGEWORTH FUNDS  For the Periods Indicated

	Investment Grade Tax-Exempt				Limited-Term Federal
	Bond Fund		Limited Duration Fund		Mortgage Securities Fund
	04/01/11-	04/01/10-	04/01/11-	04/01/10-	04/01/11-	04/01/10-
	09/30/11	03/31/11	09/30/11	03/31/11	09/30/11	03/31/11
	(Unaudited)		(Unaudited)		(Unaudited)

Capital Transactions:
I Shares:
Proceeds from Shares Issued	$142,920,901	$384,066,926	$26	$344,822	$8,571,544	$24,912,909
Dividends Reinvested	5,807,531	25,727,641	42,377	128,216	208,111	284,907
Cost of Shares Redeemed	(408,541,802)	(345,053,160)	(3,439,642)	(1,181,268)	(7,552,494)	(16,136,100)

Change in Net Assets from I Shares	(259,813,370)	64,741,407	(3,397,239)	(708,230)	1,227,161	9,061,716

A Shares:
Proceeds from Shares Issued	6,516,175	13,282,124	—	—	9,457,677	1,114,896
Dividends Reinvested	186,228	806,996	—	—	36,563	50,949
Cost of Shares Redeemed	(4,347,086)	(6,154,955)	—	—	(3,862,162)	(895,056)

Change in Net Assets from A Shares	2,355,317	7,934,165	—	—	5,632,078	270,789

C Shares:
Proceeds from Shares Issued	—	—	—	—	171,920	431,555
Dividends Reinvested	—	—	—	—	38,724	104,825
Cost of Shares Redeemed	—	—	—	—	(475,308)	(1,603,210)

Change in Net Assets from C Shares	—	—	—	—	(264,664)	(1,066,830)

Change in Net Assets from Capital Transactions	$(257,458,053)	$72,675,572	$(3,397,239)	$(708,230)	$6,594,575	$8,265,675

Shares Transactions:
I Shares:
Issued	11,875,823	31,783,246	3	35,439	785,039	2,353,588
Reinvested	482,236	2,163,748	4,343	13,880	19,156	26,814
Redeemed	(34,473,732)	(28,902,762)	(353,492)	(121,579)	(693,359)	(1,521,505)

Change in I Shares	(22,115,673)	5,044,232	(349,146)	(72,260)	110,836	858,897

A Shares:
Issued	541,532	1,088,856	—	—	872,570	105,324
Reinvested	15,440	67,890	—	—	3,376	4,802
Redeemed	(361,469)	(511,322)	—	—	(357,538)	(84,307)

Change in A Shares	195,503	645,424	—	—	518,408	25,819

C Shares:
Issued	—	—	—	—	15,818	40,759
Reinvested	—	—	—	—	3,568	10,945
Redeemed	—	—	—	—	(43,542)	(150,662)

Change in C Shares	—	—	—	—	(24,156)	(98,958)

Change in Shares	(21,920,170)	5,689,656	(349,146)	(72,260)	605,088	785,758

See Notes to Financial Statements.

STATEMENTS OF CHANGES IN NET ASSETS (continued)
RIDGEWORTH FUNDS  For the Periods Indicated

	Maryland Municipal Bond		North Carolina Tax-Exempt		Seix Floating Rate High
	Fund		Bond Fund		Income Fund
	04/01/11-	04/01/10-	04/01/11-	04/01/10-	04/01/11-	04/01/10-
	09/30/11	03/31/11	09/30/11	03/31/11	09/30/11	03/31/11
	(Unaudited)		(Unaudited)		(Unaudited)

Operations:
Net Investment Income	$374,661	$947,604	$875,294	$2,008,080	$111,293,193	$116,431,543
Net Realized Gain (Loss)	235,565	320,579	348,701	(608,280)	(30,048,488)	7,476,770
Net Change in Unrealized Appreciation (Depreciation)	1,139,371	(1,014,635)	2,665,854	(1,559,089)	(218,668,117)	20,777,605

Change in Net Assets from Operations	1,749,597	253,548	3,889,849	(159,289)	(137,423,412)	144,685,918

Dividends and Distributions to Shareholders:
Net Investment Income:
I Shares	(312,951)	(797,003)	(863,648)	(1,981,645)	(98,046,373)	(101,712,626)
A Shares	(61,710)	(151,358)	(11,846)	(26,415)	(1,854,495)	(1,957,964)
C Shares	—	—	—	—	(594,478)	(599,499)
Net Realized Gains:
I Shares	—	(69,476)	—	—	—	—
A Shares	—	(13,891)	—	—	—	—

Total Dividends and Distributions	(374,661)	(1,031,728)	(875,494)	(2,008,060)	(100,495,346)	(104,270,089)

Change in Net Assets from Capital Transactions	(5,917,590)	(3,372,420)	(5,874,037)	1,603,377	464,539,972	1,926,941,512

Change in Net Assets	(4,542,654)	(4,150,600)	(2,859,682)	(563,972)	226,621,214	1,967,357,341

Net Assets:
Beginning of Period	25,381,681	29,532,281	52,065,476	52,629,448	3,170,365,000	1,203,007,659

End of Period	$20,839,027	$25,381,681	$49,205,794	$52,065,476	$3,396,986,214	$3,170,365,000

Accumulated Net Investment Income (Loss), End of Period	$(42,051)	$(42,051)	$(63,096)	$(62,896)	$11,043,125	$245,278

See Notes to Financial Statements.

STATEMENTS OF CHANGES IN NET ASSETS (continued)
RIDGEWORTH FUNDS  For the Periods Indicated

	Maryland Municipal Bond		North Carolina Tax-Exempt		Seix Floating Rate High
	Fund		Bond Fund		Income Fund
	04/01/11-	04/01/10-	04/01/11-	04/01/10-	04/01/11-	04/01/10-
	09/30/11	03/31/11	09/30/11	03/31/11	09/30/11	03/31/11
	(Unaudited)		(Unaudited)		(Unaudited)

Capital Transactions:
I Shares:
Proceeds from Shares Issued	$1,417,219	$3,573,867	$4,666,940	$15,482,768	$1,569,366,389	$2,419,810,602
Dividends Reinvested	5,304	21,542	26,833	39,225	50,619,003	57,050,080
Cost of Shares Redeemed	(7,044,109)	(5,978,288)	(10,593,838)	(13,876,329)	(1,150,365,597)	(610,584,939)

Change in Net Assets from I Shares	(5,621,586)	(2,382,879)	(5,900,065)	1,645,664	469,619,795	1,866,275,743

A Shares:
Proceeds from Shares Issued	—	108,231	29,091	1,000	23,782,956	55,681,682
Dividends Reinvested	52,750	137,943	6,167	13,933	940,251	878,190
Cost of Shares Redeemed	(348,754)	(1,235,715)	(9,230)	(57,220)	(37,969,342)	(10,427,483)

Change in Net Assets from A Shares	(296,004)	(989,541)	26,028	(42,287)	(13,246,135)	46,132,389

C Shares:
Proceeds from Shares Issued	—	—	—	—	10,199,664	15,703,200
Dividends Reinvested	—	—	—	—	308,519	359,692
Cost of Shares Redeemed	—	—	—	—	(2,341,871)	(1,529,512)

Change in Net Assets from C Shares	—	—	—	—	8,166,312	14,533,380

Change in Net Assets from Capital Transactions	$(5,917,590)	$(3,372,420)	$(5,874,037)	$1,603,377	$464,539,972	$1,926,941,512

Shares Transactions:
I Shares:
Issued	136,354	339,374	468,136	1,545,026	175,657,772	271,072,736
Reinvested	505	2,061	2,674	3,919	5,745,259	6,437,266
Redeemed	(670,557)	(565,240)	(1,055,010)	(1,404,397)	(132,315,881)	(69,288,751)

Change in I Shares	(533,698)	(223,805)	(584,200)	144,548	49,087,150	208,221,251

A Shares:
Issued	—	10,017	2,920	150	2,652,956	6,221,395
Reinvested	5,014	13,133	615	1,590	106,439	98,889
Redeemed	(33,300)	(117,459)	(910)	(5,865)	(4,376,826)	(1,181,149)

Change in A Shares	(28,286)	(94,309)	2,625	(4,125)	(1,617,431)	5,139,135

C Shares:
Issued	—	—	—	—	1,144,315	1,757,450
Reinvested	—	—	—	—	35,017	40,555
Redeemed	—	—	—	—	(270,091)	(173,476)

Change in C Shares	—	—	—	—	909,241	1,624,529

Change in Shares	(561,984)	(318,114)	(581,575)	140,423	48,378,960	214,984,915

See Notes to Financial Statements.

STATEMENTS OF CHANGES IN NET ASSETS (continued)
RIDGEWORTH FUNDS  For the Periods Indicated

					Short-Term U.S. Treasury
	Seix High Yield Fund		Short-Term Bond Fund		Securities Fund
	04/01/11-	04/01/10-	04/01/11-	04/01/10-	04/01/11-	04/01/10-
	09/30/11	03/31/11	09/30/11	03/31/11	09/30/11	03/31/11
	(Unaudited)		(Unaudited)		(Unaudited)

Operations:
Net Investment Income	$64,433,946	$131,473,779	$3,353,707	$10,302,814	$109,317	$406,005
Net Realized Gain	22,327,796	86,285,535	46,012	3,943,193	258,618	257,592
Net Change in Unrealized Appreciation (Depreciation)	(183,701,092)	15,464,724	(864,619)	(2,479,092)	(94,551)	(255,369)

Change in Net Assets from Operations	(96,939,350)	233,224,038	2,535,100	11,766,915	273,384	408,228

Dividends and Distributions to Shareholders:
Net Investment Income:
I Shares	(63,107,578)	(129,551,254)	(3,354,115)	(10,404,219)	(83,987)	(331,426)
A Shares	(987,428)	(1,560,281)	(28,487)	(60,481)	(20,274)	(58,653)
C Shares	—	—	(14,906)	(31,616)	(5,170)	(15,590)
R Shares	(99,895)	(357,956)	—	—	—	—
Net Realized Gains:
I Shares	—	—	—	—	—	(400,767)
A Shares	—	—	—	—	—	(85,833)
C Shares	—	—	—	—	—	(121,663)

Total Dividends and Distributions	(64,194,901)	(131,469,491)	(3,397,508)	(10,496,316)	(109,431)	(1,013,932)

Change in Net Assets from Capital Transactions	53,252,302	(96,926,912)	(43,722,673)	(141,337,415)	(16,114,353)	(9,028,138)

Change in Net Assets	(107,881,949)	4,827,635	(44,585,081)	(140,066,816)	(15,950,400)	(9,633,842)

Net Assets:
Beginning of Period	1,763,231,053	1,758,403,418	355,489,232	495,556,048	36,135,622	45,769,464

End of Period	$1,655,349,104	$1,763,231,053	$310,904,151	$355,489,232	$20,185,222	$36,135,622

Accumulated Net Investment Income, End of Period	$367,014	$127,969	$148,359	$192,160	$66	$180

See Notes to Financial Statements.

STATEMENTS OF CHANGES IN NET ASSETS (continued)
RIDGEWORTH FUNDS  For the Periods Indicated

					Short-Term U.S. Treasury
	Seix High Yield Fund		Short-Term Bond Fund		Securities Fund
	04/01/11-	04/01/10-	04/01/11-	04/01/10-	04/01/11-	04/01/10-
	09/30/11	03/31/11	09/30/11	03/31/11	09/30/11	03/31/11
	(Unaudited)		(Unaudited)		(Unaudited)

Capital Transactions:
I Shares:
Proceeds from Shares Issued	$625,739,353	$926,437,979	$34,899,988	$106,943,572	$883,752	$7,095,246
Dividends Reinvested	28,958,141	73,852,098	988,970	2,556,562	28,718	308,816
Cost of Shares Redeemed	(584,911,636)	(1,099,468,059)	(81,939,545)	(250,008,190)	(15,418,881)	(17,649,190)

Change in Net Assets from I Shares	69,785,858	(99,177,982)	(46,050,587)	(140,508,056)	(14,506,411)	(10,245,128)

A Shares:
Proceeds from Shares Issued	20,834,742	47,735,490	2,063,463	721,095	317,819	909,185
Dividends Reinvested	664,867	957,365	22,882	47,352	9,036	62,871
Cost of Shares Redeemed	(37,435,234)	(43,135,960)	(242,019)	(1,523,139)	(2,335,840)	(1,165,603)

Change in Net Assets from A Shares	(15,935,625)	5,556,895	1,844,326	(754,692)	(2,008,985)	(193,547)

C Shares:
Proceeds from Shares Issued	—	—	686,448	230,440	1,251,914	2,719,630
Dividends Reinvested	—	—	12,189	27,737	4,495	119,607
Cost of Shares Redeemed	—	—	(215,049)	(332,844)	(855,366)	(1,428,700)

Change in Net Assets from C Shares	—	—	483,588	(74,667)	401,043	1,410,537

R Shares:
Proceeds from Shares Issued	61,900	103,788	—	—	—	—
Dividends Reinvested	57,925	150,144	—	—	—	—
Cost of Shares Redeemed	(717,756)	(3,559,757)	—	—	—	—

Change in Net Assets from R Shares	(597,931)	(3,305,825)	—	—	—	—

Change in Net Assets from Capital Transactions	$53,252,302	$(96,926,912)	$(43,722,673)	$(141,337,415)	$(16,114,353)	$(9,028,138)

Shares Transactions:
I Shares:
Issued	64,463,097	95,517,054	3,494,630	10,711,040	86,967	688,561
Reinvested	2,946,087	7,657,526	99,077	255,779	2,829	30,270
Redeemed	(59,467,938)	(114,149,062)	(8,207,993)	(25,038,673)	(1,520,742)	(1,716,304)

Change in I Shares	7,941,246	(10,974,482)	(4,614,286)	(14,071,854)	(1,430,946)	(997,473)

A Shares:
Issued	2,139,820	5,030,456	206,730	72,079	31,387	89,422
Reinvested	68,436	100,602	2,288	4,724	891	6,171
Redeemed	(3,856,487)	(4,620,045)	(24,171)	(152,190)	(230,569)	(114,108)

Change in A Shares	(1,648,231)	511,013	184,847	(75,387)	(198,291)	(18,515)

C Shares:
Issued	—	—	68,593	23,065	123,520	264,590
Reinvested	—	—	1,218	2,768	444	11,801
Redeemed	—	—	(21,476)	(33,243)	(84,512)	(139,659)

Change in C Shares	—	—	48,335	(7,410)	39,452	136,732

R Shares:
Issued	6,108	10,594	—	—	—	—
Reinvested	5,896	15,561	—	—	—	—
Redeemed	(72,341)	(365,575)	—	—	—	—

Change in R Shares	(60,337)	(339,420)	—	—	—	—

Change in Shares	6,232,678	(10,802,889)	(4,381,104)	(14,154,651)	(1,589,785)	(879,256)

See Notes to Financial Statements.

STATEMENTS OF CHANGES IN NET ASSETS (continued)
RIDGEWORTH FUNDS  For the Periods Indicated

					U.S. Government Securities
	Total Return Bond Fund		Ultra-Short Bond Fund		Fund
	04/01/11-	04/01/10-	04/01/11-	04/01/10-	04/01/11-	04/01/10-
	09/30/11	03/31/11	09/30/11	03/31/11	09/30/11	03/31/11
	(Unaudited)		(Unaudited)		(Unaudited)

Operations:
Net Investment Income	$10,146,301	$23,230,565	$577,093	$1,399,591	$382,506	$1,319,049
Net Realized Gain	21,970,842	20,285,626	52,952	159,271	1,844,358	1,998,942
Net Change in Unrealized Appreciation (Depreciation)	19,090,219	(6,205,000)	(780,832)	330,956	2,210,730	(10,682)

Change in Net Assets from Operations	51,207,362	37,311,191	(150,787)	1,889,818	4,437,594	3,307,309

Dividends and Distributions to Shareholders:
Net Investment Income:
I Shares	(11,619,601)	(18,081,663)	(695,774)	(1,635,244)	(363,132)	(1,247,976)
A Shares	(309,193)	(342,771)	—	—	(12,146)	(42,329)
C Shares	—	—	—	—	(6,822)	(29,566)
R Shares	(57,430)	(32,248)	—	—	—	—
Tax Return of Capital:
I Shares	—	(5,872,669)	—	—	—	—
A Shares	—	(116,870)	—	—	—	—
R Shares	—	(12,537)	—	—	—	—
Net Realized Gains:
I Shares	—	(28,505,006)	—	—	—	(2,207,739)
A Shares	—	(748,225)	—	—	—	(87,679)
C Shares	—	—	—	—	—	(103,759)
R Shares	—	(75,970)	—	—	—	—

Total Dividends and Distributions	(11,986,224)	(53,787,959)	(695,774)	(1,635,244)	(382,100)	(3,719,048)

Change in Net Assets from Capital Transactions	40,008,617	(11,995,625)	18,232,344	23,012,354	(4,567,783)	(23,709,981)

Change in Net Assets	79,229,755	(28,472,393)	17,385,783	23,266,928	(512,289)	(24,121,720)

Net Assets:
Beginning of Period	705,365,404	733,837,797	115,795,427	92,528,499	53,140,407	77,262,127

End of Period	$784,595,159	$705,365,404	$133,181,210	$115,795,427	$52,628,118	$53,140,407

Accumulated Net Investment Income (Loss), End of Period	$(3,955,073)	$(2,115,150)	$(102,635)	$16,046	$293	$(113)

See Notes to Financial Statements.

STATEMENTS OF CHANGES IN NET ASSETS (continued)
RIDGEWORTH FUNDS  For the Periods Indicated

					U.S. Government Securities
	Total Return Bond Fund		Ultra-Short Bond Fund		Fund
	04/01/11-	04/01/10-	04/01/11-	04/01/10-	04/01/11-	04/01/10-
	09/30/11	03/31/11	09/30/11	03/31/11	09/30/11	03/31/11
	(Unaudited)		(Unaudited)		(Unaudited)

Capital Transactions:
I Shares:
Proceeds from Shares Issued	$165,167,578	$361,727,753	$45,860,554	$108,470,280	$9,358,338	$14,812,948
Dividends Reinvested	7,929,613	34,441,375	388,795	871,383	271,734	2,386,116
Cost of Shares Redeemed	(140,463,909)	(420,286,864)	(28,017,005)	(86,329,309)	(13,943,389)	(40,163,264)

Change in Net Assets from I Shares	32,633,282	(24,117,736)	18,232,344	23,012,354	(4,313,317)	(22,964,200)

A Shares:
Proceeds from Shares Issued	8,160,187	17,407,960	—	—	199,250	547,859
Dividends Reinvested	285,305	1,144,845	—	—	9,469	105,460
Cost of Shares Redeemed	(3,379,931)	(8,648,965)	—	—	(445,781)	(853,074)

Change in Net Assets from A Shares	5,065,561	9,903,840	—	—	(237,062)	(199,755)

C Shares:
Proceeds from Shares Issued	—	—	—	—	189,977	110,854
Dividends Reinvested	—	—	—	—	6,050	120,943
Cost of Shares Redeemed	—	—	—	—	(213,431)	(777,823)

Change in Net Assets from C Shares	—	—	—	—	(17,404)	(546,026)

R Shares:
Proceeds from Shares Issued	2,914,728	2,481,501	—	—	—	—
Dividends Reinvested	57,234	119,808	—	—	—	—
Cost of Shares Redeemed	(662,188)	(383,038)	—	—	—	—

Change in Net Assets from R Shares	2,309,774	2,218,271	—	—	—	—

Change in Net Assets from Capital Transactions	$40,008,617	$(11,995,625)	$18,232,344	$23,012,354	$(4,567,783)	$(23,709,981)

Shares Transactions:
I Shares:
Issued	15,353,035	33,464,356	4,619,487	10,917,003	1,033,589	1,643,887
Reinvested	741,292	3,265,628	39,190	87,700	30,401	271,019
Redeemed	(13,158,572)	(39,231,404)	(2,822,052)	(8,689,313)	(1,561,211)	(4,489,408)

Change in I Shares	2,935,755	(2,501,420)	1,836,625	2,315,390	(497,221)	(2,574,502)

A Shares:
Issued	735,568	1,551,432	—	—	21,649	60,432
Reinvested	25,862	105,553	—	—	1,061	11,977
Redeemed	(303,102)	(799,449)	—	—	(49,870)	(94,259)

Change in A Shares	458,328	857,536	—	—	(27,160)	(21,850)

C Shares:
Issued	—	—	—	—	20,909	11,843
Reinvested	—	—	—	—	682	13,809
Redeemed	—	—	—	—	(24,052)	(85,927)

Change in C Shares	—	—	—	—	(2,461)	(60,275)

R Shares:
Issued	273,897	229,853	—	—	—	—
Reinvested	5,342	11,402	—	—	—	—
Redeemed	(61,795)	(36,519)	—	—	—	—

Change in R Shares	217,444	204,736	—	—	—	—

Change in Shares	3,611,527	(1,439,148)	1,836,625	2,315,390	(526,842)	(2,656,627)

See Notes to Financial Statements.

STATEMENTS OF CHANGES IN NET ASSETS (continued)
RIDGEWORTH FUNDS  For the Periods Indicated

	U.S. Government Securities		Virginia Intermediate
	Ultra-Short Bond Fund		Municipal Bond Fund
	04/01/11-	04/01/10-	04/01/11-	04/01/10-
	09/30/11	03/31/11	09/30/11	03/31/11
	(Unaudited)		(Unaudited)

Operations:
Net Investment Income	$3,952,113	$11,270,394	$2,775,971	$6,537,287
Net Realized Gain	2,927,910	3,105,494	1,350,917	1,096,469
Net Change in Unrealized Appreciation (Depreciation)	5,607,441	10,267,889	5,797,150	(3,123,520)

Change in Net Assets from Operations	12,487,464	24,643,777	9,924,038	4,510,236

Dividends and Distributions to Shareholders:
Net Investment Income:
I Shares	(9,433,452)	(24,487,223)	(2,580,035)	(6,109,440)
A Shares	—	—	(196,708)	(428,739)
Net Realized Gains:
I Shares	—	—	—	(1,195,380)
A Shares	—	—	—	(85,539)

Total Dividends and Distributions	(9,433,452)	(24,487,223)	(2,776,743)	(7,819,098)

Change in Net Assets from Capital Transactions	34,672,693	307,644,225	(23,168,451)	(24,457,023)

Change in Net Assets	37,726,705	307,800,779	(16,021,156)	(27,765,885)

Net Assets:
Beginning of Period	1,648,792,713	1,340,991,934	178,007,456	205,773,341

End of Period	$1,686,519,418	$1,648,792,713	$161,986,300	$178,007,456

Accumulated Net Investment Income (Loss), End of Period	$(4,394,989)	$1,086,350	$37,816	$38,588

Capital Transactions:
I Shares:
Proceeds from Shares Issued	$595,953,274	$1,363,673,677	$6,176,286	$22,185,284
Dividends Reinvested	7,629,150	19,505,615	93,929	702,540
Cost of Shares Redeemed	(568,909,731)	(1,075,535,067)	(29,125,168)	(45,838,199)

Change in Net Assets from I Shares	34,672,693	307,644,225	(22,854,953)	(22,950,375)

A Shares:
Proceeds from Shares Issued	—	—	1,030,567	2,197,507
Dividends Reinvested	—	—	79,055	239,221
Cost of Shares Redeemed	—	—	(1,423,120)	(3,943,376)

Change in Net Assets from A Shares	—	—	(313,498)	(1,506,648)

Change in Net Assets from Capital Transactions	$34,672,693	$307,644,225	$(23,168,451)	$(24,457,023)

Shares Transactions:
I Shares:
Issued	59,010,521	135,317,992	591,203	2,120,519
Reinvested	755,498	1,935,548	8,950	68,187
Redeemed	(56,342,180)	(106,750,074)	(2,771,775)	(4,413,447)

Change in I Shares	3,423,839	30,503,466	(2,171,622)	(2,224,741)

A Shares:
Issued	—	—	98,294	209,358
Reinvested	—	—	7,543	22,918
Redeemed	—	—	(134,528)	(381,164)

Change in A Shares	—	—	(28,691)	(148,888)

Change in Shares	3,423,839	30,503,466	(2,200,313)	(2,373,629)

See Notes to Financial Statements.

Financial Highlights
RIDGEWORTH FUNDS   Selected Data For a Share of Beneficial Interest Outstanding Throughout the Periods Indicated.

															Ratio of
				Net									Ratio of	Ratio of	Expenses to
				Realized									Net	Net	Average Net
				and				Distributions		Net			Expenses	Investment	Assets
	Net Asset	Net		Unrealized		Dividends	Distributions	from	Total	Asset			to	Income to	(Excluding
	Value,	Investment		Gains		from Net	from Tax	Realized	Dividends	Value,		Net Assets	Average	Average	Waivers	Portfolio
	Beginning	Income		(Losses) on	Total from	Investment	Return of	Capital	and	End of	Total	End of	Net	Net	and	Turnover
	of Period	(Loss)		Investments	Operations	Income	Capital	Gains	Distributions	Period	Return(a)	Period (000)	Assets(b)	Assets(b)	Reimbursements)(b)	Rate(c)
Core Bond Fund*
I Shares
Period Ended September 30, 2011∧	$11.00	$0.15	(d)	$0.77	$0.92	$(0.15)	$—	$—	$(0.15)	$11.77	8.45%	$329,745	0.61%	2.73%	0.61%	142%
Year Ended March 31, 2011	11.42	0.36	(d)	0.09	0.45	(0.25)	(0.10)	(0.52)	(0.87)	11.00	3.91	295,931	0.60	3.11	0.60	121
Year Ended March 31, 2010	10.93	0.43		0.46	0.89	(0.39)	—	(0.01)	(0.40)	11.42	8.26	372,232	0.57	3.89	0.57	99
Year Ended March 31, 2009	10.74	0.46		0.24	0.70	(0.51)	—	—	(0.51)	10.93	6.78	389,205	0.56	4.38	0.56	208
Year Ended March 31, 2008	10.49	0.50		0.26	0.76	(0.51)	—	—	(0.51)	10.74	7.47	385,110	0.56	4.82	0.56	227
Year Ended March 31, 2007	10.40	0.49		0.10	0.59	(0.50)	—	—	(0.50)	10.49	5.79	394,196	0.55	4.70	0.55	240
A Shares
Period Ended September 30, 2011∧	11.00	0.14	(d)	0.77	0.91	(0.14)	—	—	(0.14)	11.77	8.19	19,004	0.92	2.42	0.92	142
Year Ended March 31, 2011	11.42	0.35	(d)	0.06	0.41	(0.21)	(0.10)	(0.52)	(0.83)	11.00	3.61	19,087	0.87	3.03	0.87	121
Year Ended March 31, 2010	10.93	0.41		0.45	0.86	(0.36)	—	(0.01)	(0.37)	11.42	7.91	26,790	0.89	3.59	0.89	99
Year Ended March 31, 2009	10.74	0.43		0.24	0.67	(0.48)	—	—	(0.48)	10.93	6.46	25,996	0.86	4.10	0.86	208
Year Ended March 31, 2008	10.49	0.47		0.26	0.73	(0.48)	—	—	(0.48)	10.74	7.15	14,495	0.86	4.54	0.86	227
Year Ended March 31, 2007	10.40	0.46		0.10	0.56	(0.47)	—	—	(0.47)	10.49	5.48	16,526	0.85	4.40	0.85	240
R Shares(f)
Period Ended September 30, 2011∧	11.01	0.11	(d)	0.76	0.87	(0.11)	—	—	(0.11)	11.77	7.97	6,283	1.33	2.02	1.33	142
Year Ended March 31, 2011	11.42	0.31	(d)	0.08	0.39	(0.18)	(0.10)	(0.52)	(0.80)	11.01	3.41	6,648	1.20	2.71	1.20	121
Year Ended March 31, 2010	10.93	0.37		0.45	0.82	(0.32)	—	(0.01)	(0.33)	11.42	7.54	9,616	1.23	3.23	1.23	99
Year Ended March 31, 2009	10.75	0.37		0.22	0.59	(0.41)	—	—	(0.41)	10.93	5.62	11,268	1.55	3.37	1.55	208
Year Ended March 31, 2008	10.50	0.40		0.26	0.66	(0.41)	—	—	(0.41)	10.75	6.40	7,709	1.56	3.83	1.56	227
Year Ended March 31, 2007	10.40	0.38		0.11	0.49	(0.39)	—	—	(0.39)	10.50	4.84	9,024	1.55	3.69	1.55	240
Corporate Bond Fund
I Shares
Period Ended September 30, 2011∧	9.59	0.21	(d)	0.37	0.58	(0.21)	—	—	(0.21)	9.96	6.13	55,362	0.61	4.34	0.61	51
Year Ended March 31, 2011	9.63	0.45	(d)	0.20	0.65	(0.45)	—	(0.24)	(0.69)	9.59	6.92	63,132	0.52	4.56	0.52	47
Year Ended March 31, 2010	8.53	0.46	(d)	1.09	1.55	(0.45)	—	—	(0.45)	9.63	18.49	157,739	0.50	4.86	0.50	75
Year Ended March 31, 2009	9.60	0.49	(d)	(0.86)	(0.37)	(0.70)	—	—	(0.70)	8.53	(4.10)	39,881	0.73	5.29	0.74	357
Year Ended March 31, 2008	9.88	0.60	(d)	(0.27)	0.33	(0.61)	—	—	(0.61)	9.60	3.43	62,581	0.69	6.16	0.71	439
Year Ended March 31, 2007	9.64	0.50	(d)	0.31	0.81	(0.40)	(0.17)	—	(0.57)	9.88	8.66	86,812	0.71	5.20	0.73	397
A Shares
Period Ended September 30, 2011∧	9.64	0.20	(d)	0.36	0.56	(0.20)	—	—	(0.20)	10.00	5.84	2,591	0.93	4.04	0.93	51
Year Ended March 31, 2011	9.67	0.42	(d)	0.21	0.63	(0.42)	—	(0.24)	(0.66)	9.64	6.67	2,198	0.83	4.25	0.83	47
Year Ended March 31, 2010	8.57	0.43	(d)	1.10	1.53	(0.43)	—	—	(0.43)	9.67	18.05	4,524	0.80	4.52	0.80	75
Year Ended March 31, 2009	9.64	0.45	(d)	(0.85)	(0.40)	(0.67)	—	—	(0.67)	8.57	(4.37)	2,181	1.03	4.96	1.03	357
Year Ended March 31, 2008	9.92	0.57	(d)	(0.27)	0.30	(0.58)	—	—	(0.58)	9.64	3.10	1,226	0.99	5.84	1.00	439
Year Ended March 31, 2007	9.68	0.49	(d)	0.30	0.79	(0.39)	(0.16)	—	(0.55)	9.92	8.31	1,144	1.01	5.10	1.03	397
C Shares
Period Ended September 30, 2011∧	9.59	0.17	(d)	0.37	0.54	(0.17)	—	—	(0.17)	9.96	5.62	17,631	1.58	3.37	1.58	51
Year Ended March 31, 2011	9.63	0.36	(d)	0.20	0.56	(0.36)	—	(0.24)	(0.60)	9.59	5.87	16,193	1.50	3.64	1.50	47
Year Ended March 31, 2010	8.53	0.36		1.10	1.46	(0.36)	—	—	(0.36)	9.63	17.32	18,885	1.50	3.89	1.50	75
Year Ended March 31, 2009	9.61	0.40	(d)	(0.87)	(0.47)	(0.61)	—	—	(0.61)	8.53	(5.16)	18,171	1.73	4.32	1.74	357
Year Ended March 31, 2008	9.88	0.50	(d)	(0.26)	0.24	(0.51)	—	—	(0.51)	9.61	2.50	24,777	1.70	5.17	1.71	439
Year Ended March 31, 2007	9.65	0.43	(d)	0.28	0.71	(0.34)	(0.14)	—	(0.48)	9.88	7.48	32,864	1.71	4.43	1.73	397

See Notes to Financial Highlights and Notes to Financial Statements.

Financial Highlights
RIDGEWORTH FUNDS  Selected Data For a Share of Beneficial Interest Outstanding Throughout the Periods Indicated.

															Ratio of
				Net									Ratio of	Ratio of	Expenses to
				Realized									Net	Net	Average Net
				and				Distributions		Net			Expenses	Investment	Assets
	Net Asset	Net		Unrealized		Dividends	Distributions	from	Total	Asset			to	Income to	(Excluding
	Value,	Investment		Gains		from Net	from Tax	Realized	Dividends	Value,		Net Assets	Average	Average	Waivers	Portfolio
	Beginning	Income		(Losses) on	Total from	Investment	Return of	Capital	and	End of	Total	End of	Net	Net	and	Turnover
	of Period	(Loss)		Investments	Operations	Income	Capital	Gains	Distributions	Period	Return(a)	Period (000)	Assets(b)	Assets(b)	Reimbursements)(b)	Rate(c)
Georgia Tax-Exempt Bond Fund
I Shares
Period Ended September 30, 2011∧	$9.73	$0.18	(d)	$0.58	$0.76	$(0.18)	$—	$—	$(0.18)	$10.31	7.91%	$145,587	0.63%	3.66%	0.63%	30%
Year Ended March 31, 2011	10.23	0.39	(d)	(0.50)	(0.11)	(0.39)	—	—	(0.39)	9.73	(1.19)	159,996	0.61	3.81	0.61	44
Year Ended March 31, 2010	9.81	0.39		0.42	0.81	(0.39)	—	—	(0.39)	10.23	8.32	205,856	0.60	3.80	0.60	45
Year Ended March 31, 2009**	9.95	0.37		(0.14)	0.23	(0.37)	—	—	(0.37)	9.81	2.43	163,761	0.67	3.82	0.68	63
Year Ended March 31, 2008	10.25	0.39		(0.33)	0.06	(0.36)	—	—	(0.36)	9.95	0.60	169,453	0.59	3.83	0.60	30
Year Ended March 31, 2007	10.16	0.37		0.13	0.50	(0.40)	—	(0.01)	(0.41)	10.25	4.95	142,485	0.60	3.71	0.60	61
A Shares
Period Ended September 30, 2011∧	9.75	0.18	(d)	0.57	0.75	(0.18)	—	—	(0.18)	10.32	7.71	4,160	0.78	3.50	0.78	30
Year Ended March 31, 2011	10.24	0.37	(d)	(0.49)	(0.12)	(0.37)	—	—	(0.37)	9.75	(1.24)	5,557	0.76	3.64	0.76	44
Year Ended March 31, 2010	9.83	0.36		0.42	0.78	(0.37)	—	—	(0.37)	10.24	8.03	10,184	0.75	3.56	0.75	45
Year Ended March 31, 2009**	9.97	0.37		(0.15)	0.22	(0.36)	—	—	(0.36)	9.83	2.27	2,747	0.82	3.66	0.83	63
Year Ended March 31, 2008	10.26	0.38		(0.32)	0.06	(0.35)	—	—	(0.35)	9.97	0.54	4,164	0.74	3.63	0.75	30
Year Ended March 31, 2007	10.18	0.35		0.12	0.47	(0.38)	—	(0.01)	(0.39)	10.26	4.68	3,592	0.75	3.56	0.75	61
High Grade Municipal Bond Fund
I Shares
Period Ended September 30, 2011∧	10.92	0.19	(d)	0.73	0.92	(0.19)	—	—	(0.19)	11.65	8.41	42,150	0.64	3.40	0.68	90
Year Ended March 31, 2011	11.15	0.44	(d)	(0.23)	0.21	(0.44)	—	—	(0.44)	10.92	1.82	47,695	0.65	3.90	0.71	122
Year Ended March 31, 2010	10.49	0.42		0.66	1.08	(0.42)	—	—	(0.42)	11.15	10.43	55,203	0.64	3.83	0.66	123
Year Ended March 31, 2009	10.80	0.38		(0.31)	0.07	(0.38)	—	—	(0.38)	10.49	0.72	74,586	0.62	3.57	0.62	209
Year Ended March 31, 2008	10.92	0.37		(0.09)	0.28	(0.37)	—	(0.03)	(0.40)	10.80	2.58	173,975	0.66	3.40	0.66	183
Year Ended March 31, 2007	10.82	0.37		0.12	0.49	(0.37)	—	(0.02)	(0.39)	10.92	4.54	163,707	0.60	3.37	0.61	128
A Shares
Period Ended September 30, 2011∧	10.92	0.18	(d)	0.73	0.91	(0.18)	—	—	(0.18)	11.65	8.43	7,166	0.80	3.26	0.84	90
Year Ended March 31, 2011	11.15	0.42	(d)	(0.23)	0.19	(0.42)	—	—	(0.42)	10.92	1.66	7,914	0.80	3.72	0.87	122
Year Ended March 31, 2010	10.49	0.40		0.66	1.06	(0.40)	—	—	(0.40)	11.15	10.26	5,605	0.79	3.66	0.81	123
Year Ended March 31, 2009	10.80	0.37		(0.31)	0.06	(0.37)	—	—	(0.37)	10.49	0.56	1,900	0.78	3.47	0.78	209
Year Ended March 31, 2008	10.93	0.35		(0.10)	0.25	(0.35)	—	(0.03)	(0.38)	10.80	2.33	2,442	0.81	3.26	0.81	183
Year Ended March 31, 2007	10.83	0.35		0.12	0.47	(0.35)	—	(0.02)	(0.37)	10.93	4.38	2,844	0.75	3.23	0.76	128

See Notes to Financial Highlights and Notes to Financial Statements.

Financial Highlights
RIDGEWORTH FUNDS  Selected Data For a Share of Beneficial Interest Outstanding Throughout the Periods Indicated.

															Ratio of
				Net									Ratio of	Ratio of	Expenses to
				Realized									Net	Net	Average Net
				and				Distributions		Net			Expenses	Investment	Assets
	Net Asset	Net		Unrealized		Dividends	Distributions	from	Total	Asset			to	Income to	(Excluding
	Value,	Investment		Gains		from Net	from Tax	Realized	Dividends	Value,		Net Assets	Average	Average	Waivers	Portfolio
	Beginning	Income		(Losses) on	Total from	Investment	Return of	Capital	and	End of	Total	End of	Net	Net	and	Turnover
	of Period	(Loss)		Investments	Operations	Income	Capital	Gains	Distributions	Period	Return(a)	Period (000)	Assets(b)	Assets(b)	Reimbursements)(b)	Rate(c)
High Income Fund
I Shares
Period Ended September 30, 2011∧	$7.29	$0.27	(d)	$(0.84)	$(0.57)	$(0.27)	$—	$—	$(0.27)	$6.45	(7.98)%	$353,528	0.69%	7.50%	0.69%	72%
Year Ended March 31, 2011	6.77	0.50	(d)	0.54	1.04	(0.50)	—	(0.02)	(0.52)	7.29	15.83 (e)	394,690	0.70	7.10	0.70	269
Year Ended March 31, 2010	4.67	0.55		2.09	2.64	(0.54)	—	—	(0.54)	6.77	58.65	148,252	0.70	8.97	0.72	466
Year Ended March 31, 2009	6.40	0.54		(1.74)	(1.20)	(0.53)	—	—	(0.53)	4.67	(19.40)	23,995	0.70	9.67	0.76	368
Year Ended March 31, 2008	7.36	0.57		(0.82)	(0.25)	(0.58)	—	(0.13)	(0.71)	6.40	(3.68)	30,587	0.70	8.23	0.71	403
Year Ended March 31, 2007	6.97	0.58		0.39	0.97	(0.58)	—	—	(0.58)	7.36	14.58	42,809	0.70	8.11	0.71	379
A Shares
Period Ended September 30, 2011∧	7.29	0.26	(d)	(0.84)	(0.58)	(0.26)	—	—	(0.26)	6.45	(8.24)	77,633	0.99	7.21	0.99	72
Year Ended March 31, 2011	6.78	0.47	(d)	0.54	1.01	(0.48)	—	(0.02)	(0.50)	7.29	15.47	70,552	1.00	6.62	1.00	269
Year Ended March 31, 2010	4.68	0.53		2.09	2.62	(0.52)	—	—	(0.52)	6.78	58.07	3,822	0.99	8.67	1.01	466
Year Ended March 31, 2009	6.41	0.52		(1.74)	(1.22)	(0.51)	—	—	(0.51)	4.68	(19.60)	860	0.99	8.33	1.04	368
Year Ended March 31, 2008	7.37	0.55		(0.82)	(0.27)	(0.56)	—	(0.13)	(0.69)	6.41	(3.96)	847	1.00	7.95	1.02	403
Year Ended March 31, 2007	6.98	0.56		0.39	0.95	(0.56)	—	—	(0.56)	7.37	14.22	498	1.00	7.86	1.01	379
R Shares(f)
Period Ended September 30, 2011∧	7.29	0.24	(d)	(0.84)	(0.60)	(0.24)	—	—	(0.24)	6.45	(8.43)	15,877	1.40	6.81	1.40	72
Year Ended March 31, 2011	6.78	0.45	(d)	0.53	0.98	(0.45)	—	(0.02)	(0.47)	7.29	15.07	15,671	1.40	6.54	1.40	269
Year Ended March 31, 2010	4.67	0.51		2.10	2.61	(0.50)	—	—	(0.50)	6.78	57.86	16,176	1.35	8.68	1.38	466
Year Ended March 31, 2009	6.40	0.49		(1.74)	(1.25)	(0.48)	—	—	(0.48)	4.67	(20.20)	12,249	1.70	8.54	1.76	368
Year Ended March 31, 2008	7.36	0.50		(0.82)	(0.32)	(0.51)	—	(0.13)	(0.64)	6.40	(4.63)	20,546	1.71	7.24	1.72	403
Year Ended March 31, 2007	6.97	0.51		0.39	0.90	(0.51)	—	—	(0.51)	7.36	13.45	28,862	1.70	7.11	1.71	379
Intermediate Bond Fund
I Shares
Period Ended September 30, 2011∧	10.35	0.12	(d)	0.43	0.55	(0.12)	—	—	(0.12)	10.78	5.30	1,189,252	0.36	2.20	0.36	66
Year Ended March 31, 2011	10.53	0.29	(d)	0.11	0.40	(0.25)	(0.03)	(0.30)	(0.58)	10.35	3.75	1,305,914	0.34	2.73	0.34	128
Year Ended March 31, 2010	10.27	0.34	(d)	0.27	0.61	(0.30)	—	(0.05)	(0.35)	10.53	6.08	1,559,191	0.31	3.24	0.31	122
Year Ended March 31, 2009	10.29	0.43		0.24	0.67	(0.46)	—	(0.23)	(0.69)	10.27	6.83	1,071,496	0.29	4.24	0.29	217
Year Ended March 31, 2008	9.96	0.50		0.33	0.83	(0.49)	—	(0.01)	(0.50)	10.29	8.57	812,982	0.29	4.80	0.30	254
Year Ended March 31, 2007	9.85	0.46	(d)	0.11	0.57	(0.46)	—	—	(0.46)	9.96	5.97	94,136	0.31	4.67	0.31	225
A Shares
Period Ended September 30, 2011∧	10.35	0.10	(d)	0.43	0.53	(0.10)	—	—	(0.10)	10.78	5.16	17,244	0.62	1.92	0.62	66
Year Ended March 31, 2011	10.53	0.28	(d)	0.09	0.37	(0.22)	(0.03)	(0.30)	(0.55)	10.35	3.49	12,926	0.60	2.62	0.60	128
Year Ended March 31, 2010	10.27	0.31	(d)	0.28	0.59	(0.28)	—	(0.05)	(0.33)	10.53	5.83	11,916	0.55	2.96	0.55	122
Year Ended March 31, 2009	10.29	0.41	(d)	0.23	0.64	(0.43)	—	(0.23)	(0.66)	10.27	6.54	2,624	0.54	3.89	0.54	217
Year Ended March 31, 2008	9.95	0.47	(d)	0.34	0.81	(0.46)	—	(0.01)	(0.47)	10.29	8.39	736	0.55	4.60	0.55	254
Year Ended March 31, 2007	9.85	0.44	(d)	0.10	0.54	(0.44)	—	—	(0.44)	9.95	5.62	105	0.58	4.72	0.58	225
R Shares(g)
Period Ended September 30, 2011∧	10.35	0.08	(d)	0.43	0.51	(0.08)	—	—	(0.08)	10.78	4.93	708	1.06	1.50	1.06	66
Year Ended March 31, 2011	10.53	0.23	(d)	0.09	0.32	(0.17)	(0.03)	(0.30)	(0.50)	10.35	3.03	901	1.10	2.13	1.10	128
Year Ended March 31, 2010	10.27	0.27	(d)	0.28	0.55	(0.24)	—	(0.05)	(0.29)	10.53	5.47	1,068	0.91	2.56	0.91	122
Year Ended March 31, 2009	10.29	0.36		0.22	0.58	(0.37)	—	(0.23)	(0.60)	10.27	5.84	543	1.02	3.33	1.02	217
Period from January 18, 2008 through March 31, 2008	10.32	0.07		(0.03)	0.04	(0.07)	—	—	(0.07)	10.29	0.40	9	1.28	3.62	1.28	254
Period from April 1, 2007 through October 17, 2007	9.95	0.21		0.01	0.22	(0.21)	—	—	(0.21)	9.96	2.21	1	1.43	3.86	1.43	254
Year Ended March 31, 2007	9.85	0.36	(d)	0.12	0.48	(0.38)	—	—	(0.38)	9.95	4.92	1	1.31	3.61	1.31	225

See Notes to Financial Highlights and Notes to Financial Statements.

Financial Highlights
RIDGEWORTH FUNDS  Selected Data For a Share of Beneficial Interest Outstanding Throughout the Periods Indicated.

															Ratio of
				Net									Ratio of	Ratio of	Expenses to
				Realized									Net	Net	Average Net
				and				Distributions		Net			Expenses	Investment	Assets
	Net Asset	Net		Unrealized		Dividends	Distributions	from	Total	Asset			to	Income to	(Excluding
	Value,	Investment		Gains		from Net	from Tax	Realized	Dividends	Value,		Net Assets	Average	Average	Waivers	Portfolio
	Beginning	Income		(Losses) on	Total from	Investment	Return of	Capital	and	End of	Total	End of	Net	Net	and	Turnover
	of Period	(Loss)		Investments	Operations	Income	Capital	Gains	Distributions	Period	Return(a)	Period (000)	Assets(b)	Assets(b)	Reimbursements)(b)	Rate(c)
Investment Grade Tax-Exempt Bond Fund
I Shares
Period Ended September 30, 2011∧	$11.65	$0.15	(d)	$0.62	$0.77	$(0.15)	$—	$—	$(0.15)	$12.27	6.66%	$853,271	0.60%	2.53%	0.60%	86%
Year Ended March 31, 2011	11.99	0.33	(d)	(0.06)	0.27	(0.33)	—	(0.28)	(0.61)	11.65	2.22	1,067,672	0.57	2.71	0.57	159
Year Ended March 31, 2010	11.60	0.37		0.56	0.93	(0.37)	—	(0.17)	(0.54)	11.99	8.15	1,037,972	0.55	3.08	0.56	169
Year Ended March 31, 2009	11.59	0.38		0.08	0.46	(0.38)	—	(0.07)	(0.45)	11.60	4.12	817,297	0.54	3.30	0.55	221
Year Ended March 31, 2008	11.47	0.38		0.15	0.53	(0.38)	—	(0.03)	(0.41)	11.59	4.73	546,323	0.57	3.32	0.57	189
Year Ended March 31, 2007	11.38	0.38		0.12	0.50	(0.37)	—	(0.04)	(0.41)	11.47	4.51	410,473	0.55	3.28	0.55	214
A Shares
Period Ended September 30, 2011∧	11.66	0.14	(d)	0.63	0.77	(0.14)	—	—	(0.14)	12.29	6.60	35,257	0.87	2.26	0.87	86
Year Ended March 31, 2011	12.00	0.29	(d)	(0.06)	0.23	(0.29)	—	(0.28)	(0.57)	11.66	1.93	31,189	0.85	2.42	0.85	159
Year Ended March 31, 2010	11.61	0.34		0.56	0.90	(0.34)	—	(0.17)	(0.51)	12.00	7.82	24,344	0.84	2.74	0.85	169
Year Ended March 31, 2009	11.60	0.34		0.08	0.42	(0.34)	—	(0.07)	(0.41)	11.61	3.81	13,819	0.84	2.97	0.84	221
Year Ended March 31, 2008	11.48	0.35		0.15	0.50	(0.35)	—	(0.03)	(0.38)	11.60	4.41	10,869	0.87	3.02	0.87	189
Year Ended March 31, 2007	11.39	0.34		0.13	0.47	(0.34)	—	(0.04)	(0.38)	11.48	4.20	11,723	0.85	2.97	0.85	214
Limited Duration Fund
I Shares
Period Ended September 30, 2011∧	9.76	0.03	(d)	—	0.03	(0.03)	—	—	(0.03)	9.76	0.30	18,474	0.24	0.69	0.24	42
Year Ended March 31, 2011	9.71	0.10	(d)	0.03	0.13	(0.08)	—	—	(0.08)	9.76	1.37	21,883	0.22	1.11	0.22	76
Year Ended March 31, 2010	9.52	0.08		0.18	0.26	(0.07)	—	—	(0.07)	9.71	2.69	22,482	0.23	0.82	0.23	124
Year Ended March 31, 2009	9.87	0.23		(0.37)	(0.14)	(0.21)	—	—	(0.21)	9.52	(1.38)	30,826	0.19	2.43	0.19	44
Year Ended March 31, 2008	9.98	0.50		(0.12)	0.38	(0.49)	—	—	(0.49)	9.87	3.90	43,509	0.17	5.01	0.17	132
Year Ended March 31, 2007	9.99	0.51		(0.02)	0.49	(0.50)	—	—	(0.50)	9.98	5.04	40,291	0.14	5.03	0.14	185
Limited-Term Federal Mortgage Securities Fund
I Shares
Period Ended September 30, 2011∧	10.59	0.07	(d)	0.52	0.59	(0.12)	—	—	(0.12)	11.06	5.74	33,110	0.66	1.25	0.68	198
Year Ended March 31, 2011	10.38	0.19	(d)	0.30	0.49	(0.28)	—	—	(0.28)	10.59	4.73	30,522	0.65	1.77	0.80	452
Year Ended March 31, 2010	10.19	0.31		0.23	0.54	(0.35)	—	—	(0.35)	10.38	5.41	20,998	0.62	3.25	0.66	435
Year Ended March 31, 2009	9.93	0.43		0.29	0.72	(0.46)	—	—	(0.46)	10.19	7.48	39,135	0.60	4.34	0.60	337
Year Ended March 31, 2008	9.94	0.46	(d)	0.03	0.49	(0.50)	—	—	(0.50)	9.93	5.08	85,638	0.58	4.63	0.58	154
Year Ended March 31, 2007	9.88	0.43	(d)	0.09	0.52	(0.46)	—	—	(0.46)	9.94	5.33	422,749	0.55	4.32	0.55	90
A Shares
Period Ended September 30, 2011∧	10.57	0.05	(d)	0.53	0.58	(0.11)	—	—	(0.11)	11.04	5.55	8,779	0.86	0.93	0.89	198
Year Ended March 31, 2011	10.36	0.17	(d)	0.30	0.47	(0.26)	—	—	(0.26)	10.57	4.53	2,924	0.85	1.63	1.01	452
Year Ended March 31, 2010	10.17	0.30		0.22	0.52	(0.33)	—	—	(0.33)	10.36	5.21	2,598	0.82	2.91	0.88	435
Year Ended March 31, 2009	9.91	0.41		0.29	0.70	(0.44)	—	—	(0.44)	10.17	7.29	2,143	0.81	4.14	0.81	337
Year Ended March 31, 2008	9.92	0.44	(d)	0.03	0.47	(0.48)	—	—	(0.48)	9.91	4.88	2,670	0.78	4.46	0.78	154
Year Ended March 31, 2007	9.87	0.41	(d)	0.08	0.49	(0.44)	—	—	(0.44)	9.92	5.03	3,540	0.75	4.12	0.75	90
C Shares
Period Ended September 30, 2011∧	10.59	0.01	(d)	0.54	0.55	(0.07)	—	—	(0.07)	11.07	5.21	7,436	1.66	0.26	1.68	198
Year Ended March 31, 2011	10.38	0.09	(d)	0.29	0.38	(0.17)	—	—	(0.17)	10.59	3.69	7,375	1.66	0.82	1.82	452
Year Ended March 31, 2010	10.19	0.22		0.22	0.44	(0.25)	—	—	(0.25)	10.38	4.36	8,265	1.62	2.15	1.67	435
Year Ended March 31, 2009	9.93	0.33		0.29	0.62	(0.36)	—	—	(0.36)	10.19	6.42	8,556	1.60	3.33	1.60	337
Year Ended March 31, 2008	9.94	0.36	(d)	0.03	0.39	(0.40)	—	—	(0.40)	9.93	4.04	10,798	1.58	3.65	1.59	154
Year Ended March 31, 2007	9.89	0.33	(d)	0.08	0.41	(0.36)	—	—	(0.36)	9.94	4.18	14,530	1.55	3.30	1.55	90

See Notes to Financial Highlights and Notes to Financial Statements.

Financial Highlights
RIDGEWORTH FUNDS  Selected Data For a Share of Beneficial Interest Outstanding Throughout the Periods Indicated.

															Ratio of
				Net									Ratio of	Ratio of	Expenses to
				Realized									Net	Net	Average Net
				and				Distributions		Net			Expenses	Investment	Assets
	Net Asset	Net		Unrealized		Dividends	Distributions	from	Total	Asset			to	Income to	(Excluding
	Value,	Investment		Gains		from Net	from Tax	Realized	Dividends	Value,		Net Assets	Average	Average	Waivers	Portfolio
	Beginning	Income		(Losses) on	Total from	Investment	Return of	Capital	and	End of	Total	End of	Net	Net	and	Turnover
	of Period	(Loss)		Investments	Operations	Income	Capital	Gains	Distributions	Period	Return(a)	Period (000)	Assets(b)	Assets(b)	Reimbursements)(b)	Rate(c)
Maryland Municipal Bond Fund
I Shares
Period Ended September 30, 2011∧	$10.16	$0.17	(d)	$0.60	$0.77	$(0.17)	$—	$—	$(0.17)	$10.76	7.60%	$16,821	0.69%	3.17%	0.72%	6%
Year Ended March 31, 2011	10.48	0.35	(d)	(0.29)	0.06	(0.35)	—	(0.03)	(0.38)	10.16	0.53	21,302	0.68	3.32	0.68	33
Year Ended March 31, 2010	10.04	0.37		0.44	0.81	(0.37)	—	—	(0.37)	10.48	8.18	24,332	0.65	3.58	0.65	35
Year Ended March 31, 2009	10.04	0.37		—	0.37	(0.37)	—	—	(0.37)	10.04	3.79	26,064	0.63	3.71	0.63	26
Year Ended March 31, 2008	10.21	0.37		(0.16)	0.21	(0.37)	—	(0.01)	(0.38)	10.04	2.07	38,138	0.62	3.66	0.62	23
Year Ended March 31, 2007	10.14	0.38	(d)	0.11	0.49	(0.38)	—	(0.04)	(0.42)	10.21	4.93	29,513	0.63	3.75	0.63	57
A Shares
Period Ended September 30, 2011∧	10.16	0.16	(d)	0.60	0.76	(0.16)	—	—	(0.16)	10.76	7.52	4,018	0.84	3.04	0.88	6
Year Ended March 31, 2011	10.48	0.33	(d)	(0.29)	0.04	(0.33)	—	(0.03)	(0.36)	10.16	0.38	4,081	0.83	3.18	0.83	33
Period Ended March 31, 2010#	10.29	0.24		0.19	0.43	(0.24)	—	—	(0.24)	10.48	4.18	5,200	0.81	3.38	0.81	35
Period Ended March 31, 2009##	10.05	0.27		(0.25)	0.02	(0.27)	—	—	(0.27)	9.80	0.22	—	0.78	3.58	0.78	26
Year Ended March 31, 2008	10.22	0.36		(0.16)	0.20	(0.36)	—	(0.01)	(0.37)	10.05	1.91	45	0.79	3.65	0.79	23
Year Ended March 31, 2007	10.15	0.38	(d)	0.10	0.48	(0.37)	—	(0.04)	(0.41)	10.22	4.77	45	0.78	3.69	0.78	57
North Carolina Tax-Exempt Bond Fund
I Shares
Period Ended September 30, 2011∧	9.70	0.17	(d)	0.58	0.75	(0.17)	—	—	(0.17)	10.28	7.78	48,445	0.65	3.37	0.65	11
Year Ended March 31, 2011	10.07	0.36	(d)	(0.37)	(0.01)	(0.36)	—	—	(0.36)	9.70	(0.14)	51,372	0.64	3.61	0.64	49
Year Ended March 31, 2010	9.63	0.37		0.44	0.81	(0.37)	—	—	(0.37)	10.07	8.53	51,866	0.62	3.72	0.62	65
Year Ended March 31, 2009	9.71	0.35		(0.08)	0.27	(0.35)	—	—	(0.35)	9.63	2.88	43,660	0.61	3.66	0.61	74
Year Ended March 31, 2008	10.05	0.37		(0.34)	0.03	(0.37)	—	—	(0.37)	9.71	0.26	43,046	0.61	3.69	0.61	76
Year Ended March 31, 2007	9.90	0.35	(d)	0.15	0.50	(0.35)	—	—	(0.35)	10.05	5.17	44,130	0.59	3.54	0.59	84
A Shares
Period Ended September 30, 2011∧	9.67	0.16	(d)	0.58	0.74	(0.16)	—	—	(0.16)	10.25	7.71	761	0.81	3.22	0.81	11
Year Ended March 31, 2011	10.04	0.35	(d)	(0.37)	(0.02)	(0.35)	—	—	(0.35)	9.67	(0.30)	693	0.79	3.47	0.79	49
Year Ended March 31, 2010	9.61	0.36		0.43	0.79	(0.36)	—	—	(0.36)	10.04	8.28	762	0.77	3.57	0.77	65
Year Ended March 31, 2009	9.68	0.33		(0.06)	0.27	(0.34)	—	—	(0.34)	9.61	2.84	559	0.76	3.53	0.76	74
Year Ended March 31, 2008	10.03	0.34		(0.34)	—	(0.35)	—	—	(0.35)	9.68	0.01	760	0.77	3.57	0.77	76
Year Ended March 31, 2007	9.88	0.34	(d)	0.15	0.49	(0.34)	—	—	(0.34)	10.03	5.02	896	0.75	3.46	0.75	84

See Notes to Financial Highlights and Notes to Financial Statements.

Financial Highlights
RIDGEWORTH FUNDS  Selected Data For a Share of Beneficial Interest Outstanding Throughout the Periods Indicated.

															Ratio of
				Net									Ratio of	Ratio of	Expenses to
				Realized									Net	Net	Average Net
				and				Distributions		Net			Expenses	Investment	Assets
	Net Asset	Net		Unrealized		Dividends	Distributions	from	Total	Asset			to	Income to	(Excluding
	Value,	Investment		Gains		from Net	from Tax	Realized	Dividends	Value,		Net Assets	Average	Average	Waivers	Portfolio
	Beginning	Income		(Losses) on	Total from	Investment	Return of	Capital	and	End of	Total	End of	Net	Net	and	Turnover
	of Period	(Loss)		Investments	Operations	Income	Capital	Gains	Distributions	Period	Return(a)	Period (000)	Assets(b)	Assets(b)	Reimbursements)(b)	Rate(c)
Seix Floating Rate High Income Fund(h)
I Shares
Period Ended September 30, 2011∧	$9.01	$0.26	(d)	$(0.54)	$(0.28)	$(0.24)	$—	$—	$(0.24)	$8.49	(3.20)%	$3,316,908	0.52%	5.98%	0.52%	37%
Year Ended March 31, 2011	8.80	0.59	(d)	0.15	0.74	(0.53)	—	—	(0.53)	9.01	8.64	3,078,972	0.51	6.62	0.51	104
Year Ended March 31, 2010	7.37	0.53		1.40	1.93	(0.50)	—	—	(0.50)	8.80	26.68	1,173,308	0.50	7.08	0.50	117
Year Ended March 31, 2009	8.90	0.52		(1.53)	(1.01)	(0.52)	—	—	(0.52)	7.37	(11.67)	557,347	0.49	6.31	0.49	226
Year Ended March 31, 2008	9.98	0.70		(1.06)	(0.36)	(0.70)	—	(0.02)	(0.72)	8.90	(3.85)	553,208	0.51	7.34	0.51	134
Year Ended March 31, 2007	9.96	0.69		0.03	0.72	(0.70)	—	—	(0.70)	9.98	7.47	582,861	0.51	7.03	0.51	148
A Shares
Period Ended September 30, 2011∧	9.01	0.25	(d)	(0.54)	(0.29)	(0.23)	—	—	(0.23)	8.49	(3.34)	51,414	0.81	5.68	0.81	37
Year Ended March 31, 2011	8.80	0.55	(d)	0.16	0.71	(0.50)	—	—	(0.50)	9.01	8.29	69,159	0.84	6.22	0.84	104
Year Ended March 31, 2010	7.38	0.50		1.39	1.89	(0.47)	—	—	(0.47)	8.80	26.11	22,298	0.81	6.81	0.81	117
Year Ended March 31, 2009	8.90	0.50		(1.52)	(1.02)	(0.50)	—	—	(0.50)	7.38	(11.82)	5,513	0.79	6.08	0.79	226
Year Ended March 31, 2008	9.99	0.67		(1.07)	(0.40)	(0.67)	—	(0.02)	(0.69)	8.90	(4.25)	6,591	0.82	7.01	0.82	134
Year Ended March 31, 2007	9.94	0.60		0.06	0.66	(0.61)	—	—	(0.61)	9.99	6.87	10,310	0.79	6.83	0.79	148
C Shares
Period Ended September 30, 2011∧	9.02	0.22	(d)	(0.55)	(0.33)	(0.20)	—	—	(0.20)	8.49	(3.77)	28,664	1.50	5.00	1.50	37
Year Ended March 31, 2011	8.81	0.50	(d)	0.15	0.65	(0.44)	—	—	(0.44)	9.02	7.57	22,234	1.50	5.65	1.50	104
Year Ended March 31, 2010	7.37	0.45		1.41	1.86	(0.42)	—	—	(0.42)	8.81	25.59	7,402	1.49	6.35	1.49	117
Year Ended March 31, 2009	8.90	0.44		(1.53)	(1.09)	(0.44)	—	—	(0.44)	7.37	(12.55)	543	1.49	5.27	1.49	226
Period Ended March 31, 2008	9.52	0.40		(0.61)	(0.21)	(0.39)	—	(0.02)	(0.41)	8.90	(2.31)	216	1.49	6.43	1.49	134
Seix High Yield Fund
I Shares
Period Ended September 30, 2011∧	10.07	0.37	(d)	(0.94)	(0.57)	(0.37)	—	—	(0.37)	9.13	(5.88)	1,635,634	0.53	7.48	0.53	46
Year Ended March 31, 2011	9.46	0.77	(d)	0.61	1.38	(0.77)	—	—	(0.77)	10.07	15.24	1,724,652	0.51	7.96	0.51	119
Year Ended March 31, 2010	7.75	0.77		1.70	2.47	(0.76)	—	—	(0.76)	9.46	32.91	1,723,678	0.48	8.54	0.49	116
Year Ended March 31, 2009	9.77	0.78		(2.03)	(1.25)	(0.77)	—	—	(0.77)	7.75	(13.15)	786,029	0.50	8.99	0.51	114
Year Ended March 31, 2008	10.84	0.80		(1.06)	(0.26)	(0.81)	—	—	(0.81)	9.77	(2.50)	663,081	0.49	7.70	0.50	117
Year Ended March 31, 2007	10.69	0.74		0.15	0.89	(0.74)	—	—	(0.74)	10.84	8.68	1,116,851	0.48	6.92	0.48	130
A Shares
Period Ended September 30, 2011∧	9.84	0.35	(d)	(0.92)	(0.57)	(0.35)	—	—	(0.35)	8.92	(6.01)	17,237	0.77	7.11	0.77	46
Year Ended March 31, 2011	9.25	0.73	(d)	0.60	1.33	(0.74)	—	—	(0.74)	9.84	14.99	35,238	0.77	7.74	0.77	119
Year Ended March 31, 2010	7.58	0.74		1.67	2.41	(0.74)	—	—	(0.74)	9.25	32.81	28,378	0.75	8.51	0.75	116
Year Ended March 31, 2009	9.55	0.75		(1.97)	(1.22)	(0.75)	—	—	(0.75)	7.58	(13.14)	18,530	0.76	8.84	0.77	114
Year Ended March 31, 2008	10.60	0.77		(1.04)	(0.27)	(0.78)	—	—	(0.78)	9.55	(2.65)	21,640	0.75	7.68	0.75	117
Year Ended March 31, 2007	10.45	0.72		0.15	0.87	(0.72)	—	—	(0.72)	10.60	8.61	29,517	0.74	6.82	0.74	130
R Shares(f)
Period Ended September 30, 2011∧	10.07	0.33	(d)	(0.95)	(0.62)	(0.33)	—	—	(0.33)	9.12	(6.33)	2,477	1.28	6.75	1.28	46
Year Ended March 31, 2011	9.45	0.71	(d)	0.62	1.33	(0.71)	—	—	(0.71)	10.07	14.61	3,341	1.20	7.43	1.20	119
Year Ended March 31, 2010	7.75	0.71		1.69	2.40	(0.70)	—	—	(0.70)	9.45	31.92	6,347	1.14	7.92	1.14	116
Year Ended March 31, 2009	9.77	0.70		(2.03)	(1.33)	(0.69)	—	—	(0.69)	7.75	(14.01)	5,060	1.50	7.90	1.50	114
Year Ended March 31, 2008	10.83	0.70		(1.05)	(0.35)	(0.71)	—	—	(0.71)	9.77	(3.40)	4,012	1.50	6.75	1.50	117
Year Ended March 31, 2007	10.68	0.63		0.15	0.78	(0.63)	—	—	(0.63)	10.83	7.62	4,970	1.48	5.92	1.48	130

See Notes to Financial Highlights and Notes to Financial Statements.

Financial Highlights
RIDGEWORTH FUNDS  Selected Data For a Share of Beneficial Interest Outstanding Throughout the Periods Indicated.

																Ratio of
				Net										Ratio of	Ratio of	Expenses to
				Realized										Net	Net	Average Net
				and				Distributions		Net				Expenses	Investment	Assets
	Net Asset	Net		Unrealized		Dividends	Distributions	from	Total	Asset				to	Income to	(Excluding
	Value,	Investment		Gains		from Net	from Tax	Realized	Dividends	Value,			Net Assets	Average	Average	Waivers	Portfolio
	Beginning	Income		(Losses) on	Total from	Investment	Return of	Capital	and	End of	Total		End of	Net	Net	and	Turnover
	of Period	(Loss)		Investments	Operations	Income	Capital	Gains	Distributions	Period	Return(a)		Period (000)	Assets(b)	Assets(b)	Reimbursements)(b)	Rate(c)
Short-Term Bond Fund
I Shares
Period Ended September 30, 2011∧	$9.95	$0.10	(d)	$(0.03)	$0.07	$(0.10)	$—	$—	$(0.10)	$9.92	0.74%		$303,274	0.49%	2.05%	0.49%	37%
Year Ended March 31, 2011	9.94	0.21	(d)	0.02	0.23	(0.22)	—	—	(0.22)	9.95	2.28		350,162	0.48	2.12	0.48	189
Year Ended March 31, 2010	9.40	0.30		0.53	0.83	(0.29)	—	—	(0.29)	9.94	8.91	(e)	489,413	0.46	3.00	0.46	122
Year Ended March 31, 2009	9.87	0.40		(0.47)	(0.07)	(0.40)	—	—	(0.40)	9.40	(0.70	)(e)	326,801	0.46	4.20	0.46	122
Year Ended March 31, 2008	9.78	0.45		0.09	0.54	(0.45)	—	—	(0.45)	9.87	5.63		390,659	0.45	4.58	0.46	152
Year Ended March 31, 2007	9.71	0.43	(d)	0.07	0.50	(0.43)	—	—	(0.43)	9.78	5.23		426,757	0.46	4.38	0.46	104
A Shares
Period Ended September 30, 2011∧	9.98	0.09	(d)	(0.03)	0.06	(0.09)	—	—	(0.09)	9.95	0.63		4,473	0.70	1.84	0.70	37
Year Ended March 31, 2011	9.96	0.19	(d)	0.03	0.22	(0.20)	—	—	(0.20)	9.98	2.18		2,642	0.67	1.94	0.67	189
Year Ended March 31, 2010	9.42	0.28		0.53	0.81	(0.27)	—	—	(0.27)	9.96	8.65	(e)	3,389	0.68	2.78	0.68	122
Year Ended March 31, 2009	9.89	0.38		(0.47)	(0.09)	(0.38)	—	—	(0.38)	9.42	(0.90	)(e)	2,715	0.66	4.00	0.66	122
Year Ended March 31, 2008	9.81	0.43		0.08	0.51	(0.43)	—	—	(0.43)	9.89	5.30		3,767	0.65	4.38	0.66	152
Year Ended March 31, 2007	9.73	0.41	(d)	0.08	0.49	(0.41)	—	—	(0.41)	9.81	5.11		3,742	0.66	4.15	0.66	104
C Shares
Period Ended September 30, 2011∧	9.98	0.05	(d)	(0.03)	0.02	(0.05)	—	—	(0.05)	9.95	0.24		3,157	1.49	1.05	1.49	37
Year Ended March 31, 2011	9.96	0.11	(d)	0.03	0.14	(0.12)	—	—	(0.12)	9.98	1.36		2,685	1.47	1.12	1.47	189
Year Ended March 31, 2010	9.42	0.20		0.53	0.73	(0.19)	—	—	(0.19)	9.96	7.81	(e)	2,754	1.46	2.03	1.46	122
Year Ended March 31, 2009	9.89	0.30		(0.47)	(0.17)	(0.30)	—	—	(0.30)	9.42	(1.69	)(e)	2,948	1.45	3.20	1.46	122
Year Ended March 31, 2008	9.81	0.35		0.08	0.43	(0.35)	—	—	(0.35)	9.89	4.46		3,477	1.46	3.58	1.46	152
Year Ended March 31, 2007	9.73	0.33	(d)	0.08	0.41	(0.33)	—	—	(0.33)	9.81	4.29		4,501	1.46	3.33	1.46	104
Short-Term U.S. Treasury Securities Fund
I Shares
Period Ended September 30, 2011∧	10.10	0.06	(d)	0.05	0.11	(0.06)	—	—	(0.06)	10.15	1.06		8,466	0.55	1.15	0.69	10
Year Ended March 31, 2011	10.27	0.13	(d)	(0.01)	0.12	(0.13)	—	(0.16)	(0.29)	10.10	1.16		22,875	0.53	1.23	0.62	36
Year Ended March 31, 2010	10.33	0.14		(0.03)	0.11	(0.14)	—	(0.03)	(0.17)	10.27	1.03		33,504	0.49	1.29	0.54	147
Year Ended March 31, 2009	10.26	0.28		0.07	0.35	(0.28)	—	—	(0.28)	10.33	3.50		61,692	0.48	2.74	0.48	144
Year Ended March 31, 2008	9.86	0.42		0.40	0.82	(0.42)	—	—	(0.42)	10.26	8.56		62,416	0.48	4.24	0.49	66
Year Ended March 31, 2007	9.80	0.39		0.06	0.45	(0.39)	—	—	(0.39)	9.86	4.64		55,459	0.48	3.93	0.48	87
A Shares
Period Ended September 30, 2011∧	10.09	0.05	(d)	0.05	0.10	(0.05)	—	—	(0.05)	10.14	0.97		3,580	0.73	0.96	0.90	10
Year Ended March 31, 2011	10.26	0.11	(d)	(0.01)	0.10	(0.11)	—	(0.16)	(0.27)	10.09	0.98		5,562	0.71	1.05	0.80	36
Year Ended March 31, 2010	10.32	0.12		(0.03)	0.09	(0.12)	—	(0.03)	(0.15)	10.26	0.85		5,839	0.67	1.20	0.71	147
Year Ended March 31, 2009	10.25	0.26		0.07	0.33	(0.26)	—	—	(0.26)	10.32	3.31		16,854	0.65	2.30	0.66	144
Year Ended March 31, 2008	9.85	0.41		0.40	0.81	(0.41)	—	—	(0.41)	10.25	8.37		3,800	0.66	4.07	0.67	66
Year Ended March 31, 2007	9.79	0.37		0.06	0.43	(0.37)	—	—	(0.37)	9.85	4.46		3,974	0.66	3.75	0.66	87
C Shares
Period Ended September 30, 2011∧	10.08	0.01	(d)	0.05	0.06	(0.01)	—	—	(0.01)	10.13	0.56		8,139	1.54	0.13	1.72	10
Year Ended March 31, 2011	10.25	0.02	(d)	(0.01)	0.01	(0.02)	—	(0.16)	(0.18)	10.08	0.16		7,699	1.53	0.21	1.62	36
Year Ended March 31, 2010	10.31	0.03		(0.03)	—	(0.03)	—	(0.03)	(0.06)	10.25	0.04		6,426	1.49	0.33	1.55	147
Year Ended March 31, 2009	10.25	0.18		0.06	0.24	(0.18)	—	—	(0.18)	10.31	2.38		7,113	1.48	1.79	1.48	144
Year Ended March 31, 2008	9.84	0.32		0.41	0.73	(0.32)	—	—	(0.32)	10.25	7.60		8,839	1.48	3.27	1.50	66
Year Ended March 31, 2007	9.78	0.29		0.06	0.35	(0.29)	—	—	(0.29)	9.84	3.62		11,378	1.48	2.90	1.48	87

See Notes to Financial Highlights and Notes to Financial Statements.

Financial Highlights
RIDGEWORTH FUNDS  Selected Data For a Share of Beneficial Interest Outstanding Throughout the Periods Indicated.

															Ratio of
				Net									Ratio of	Ratio of	Expenses to
				Realized									Net	Net	Average Net
				and				Distributions		Net			Expenses	Investment	Assets
	Net Asset	Net		Unrealized		Dividends	Distributions	from	Total	Asset			to	Income to	(Excluding
	Value,	Investment		Gains		from Net	from Tax	Realized	Dividends	Value,		Net Assets	Average	Average	Waivers	Portfolio
	Beginning	Income		(Losses) on	Total from	Investment	Return of	Capital	and	End of	Total	End of	Net	Net	and	Turnover
	of Period	(Loss)		Investments	Operations	Income	Capital	Gains	Distributions	Period	Return(a)	Period (000)	Assets(b)	Assets(b)	Reimbursements)(b)	Rate(c)
Total Return Bond Fund
I Shares
Period Ended September 30, 2011∧	$10.40	$0.15	(d)	$0.61	$0.76	$(0.18)	$—	$—	$(0.18)	$10.98	7.35%	$755,460	0.35%	2.83%	0.35%	98%
Year Ended March 31, 2011	10.60	0.33	(d)	0.22	0.55	(0.27)	(0.08)	(0.40)	(0.75)	10.40	5.20	684,952	0.33	3.05	0.33	294
Year Ended March 31, 2010	10.26	0.40		0.43	0.83	(0.36)	—	(0.13)	(0.49)	10.60	8.17	724,588	0.31	3.72	0.31	326
Year Ended March 31, 2009	10.10	0.49		0.18	0.67	(0.51)	—	—	(0.51)	10.26	6.89	602,267	0.30	4.85	0.30	199
Year Ended March 31, 2008	9.96	0.51		0.14	0.65	(0.51)	—	—	(0.51)	10.10	6.74	630,451	0.30	5.14	0.30	248
Year Ended March 31, 2007	9.86	0.48		0.11	0.59	(0.49)	—	—	(0.49)	9.96	6.16	601,676	0.30	4.97	0.30	310
A Shares
Period Ended September 30, 2011∧	10.73	0.14	(d)	0.63	0.77	(0.17)	—	—	(0.17)	11.33	7.23	23,764	0.60	2.58	0.60	98
Year Ended March 31, 2011	10.92	0.33	(d)	0.21	0.54	(0.25)	(0.08)	(0.40)	(0.73)	10.73	4.93	17,589	0.58	2.94	0.58	294
Year Ended March 31, 2010	10.57	0.38		0.43	0.81	(0.33)	—	(0.13)	(0.46)	10.92	7.75	8,540	0.55	3.14	0.55	326
Year Ended March 31, 2009	10.40	0.46		0.19	0.65	(0.48)	—	—	(0.48)	10.57	6.51	510	0.54	4.51	0.54	199
Year Ended March 31, 2008	10.26	0.49		0.14	0.63	(0.49)	—	—	(0.49)	10.40	6.28	269	0.54	4.76	0.54	248
Year Ended March 31, 2007	10.15	0.46		0.12	0.58	(0.47)	—	—	(0.47)	10.26	5.82	324	0.54	4.57	0.54	310
R Shares(g)
Period Ended September 30, 2011∧	10.40	0.12	(d)	0.61	0.73	(0.15)	—	—	(0.15)	10.98	7.06	5,371	0.89	2.26	0.89	98
Year Ended March 31, 2011	10.60	0.30	(d)	0.19	0.49	(0.21)	(0.08)	(0.40)	(0.69)	10.40	4.63	2,825	0.89	2.74	0.89	294
Year Ended March 31, 2010	10.26	0.35		0.42	0.77	(0.30)	—	(0.13)	(0.43)	10.60	7.61	710	0.82	3.11	0.82	326
Year Ended March 31, 2009	10.10	0.39		0.19	0.58	(0.42)	—	—	(0.42)	10.26	5.90	325	1.10	4.01	1.10	199
Year Ended March 31, 2008	9.96	0.41		0.14	0.55	(0.41)	—	—	(0.41)	10.10	5.68	40	1.30	4.13	1.30	248
Year Ended March 31, 2007	9.86	0.38		0.11	0.49	(0.39)	—	—	(0.39)	9.96	5.10	29	1.30	3.96	1.30	310
Ultra-Short Bond Fund
I Shares
Period Ended September 30, 2011∧	9.93	0.05	(d)	(0.05)	—	(0.06)	—	—	(0.06)	9.87	(0.05)	133,181	0.31	0.92	0.31	40
Year Ended March 31, 2011	9.91	0.13	(d)	0.04	0.17	(0.15)	—	—	(0.15)	9.93	1.76	115,795	0.32	1.31	0.32	229
Year Ended March 31, 2010	9.52	0.25		0.39	0.64	(0.25)	—	—	(0.25)	9.91	6.82	92,528	0.34	2.51	0.37	130
Year Ended March 31, 2009	9.91	0.39		(0.40)	(0.01)	(0.38)	—	—	(0.38)	9.52	(0.13)	55,088	0.31	3.95	0.36	88
Year Ended March 31, 2008	10.00	0.47		(0.09)	0.38	(0.47)	—	—	(0.47)	9.91	3.89	87,892	0.30	4.72	0.33	126
Year Ended March 31, 2007	9.96	0.48		0.05	0.53	(0.49)	—	—	(0.49)	10.00	5.44	85,646	0.28	4.58	0.28	96

See Notes to Financial Highlights and Notes to Financial Statements.

Financial Highlights
RIDGEWORTH FUNDS  Selected Data For a Share of Beneficial Interest Outstanding Throughout the Periods Indicated.

															Ratio of
				Net									Ratio of	Ratio of	Expenses to
				Realized									Net	Net	Average Net
				and				Distributions		Net			Expenses	Investment	Assets
	Net Asset	Net		Unrealized		Dividends	Distributions	from	Total	Asset			to	Income to	(Excluding
	Value,	Investment		Gains		from Net	from Tax	Realized	Dividends	Value,		Net Assets	Average	Average	Waivers	Portfolio
	Beginning	Income		(Losses) on	Total from	Investment	Return of	Capital	and	End of	Total	End of	Net	Net	and	Turnover
	of Period	(Loss)		Investments	Operations	Income	Capital	Gains	Distributions	Period	Return(a)	Period (000)	Assets(b)	Assets(b)	Reimbursements)(b)	Rate(c)
U.S. Government Securities Fund
I Shares
Period Ended September 30, 2011∧	$8.63	$0.07	(d)	$0.71	$0.78	$(0.07)	$—	$—	$(0.07)	$9.34	9.06%	$47,967	0.67%	1.55%	0.67%	36%
Year Ended March 31, 2011	8.76	0.18	(d)	0.22	0.40	(0.18)	—	(0.35)	(0.53)	8.63	4.50	48,580	0.62	2.02	0.62	92
Year Ended March 31, 2010	11.11	0.26		(0.37)	(0.11)	(0.27)	—	(1.97)	(2.24)	8.76	(1.07)	71,910	0.58	2.35	0.58	85
Year Ended March 31, 2009	10.59	0.33		0.56	0.89	(0.34)	—	(0.03)	(0.37)	11.11	8.49	341,727	0.55	3.09	0.56	130
Year Ended March 31, 2008	10.29	0.50		0.30	0.80	(0.50)	—	—	(0.50)	10.59	8.04	491,970	0.55	4.89	0.55	134
Year Ended March 31, 2007	10.19	0.47		0.11	0.58	(0.48)	—	—	(0.48)	10.29	5.86	535,056	0.55	4.70	0.55	131
A Shares
Period Ended September 30, 2011∧	8.63	0.06	(d)	0.70	0.76	(0.05)	—	—	(0.05)	9.34	8.89	2,009	0.99	1.24	0.99	36
Year Ended March 31, 2011	8.76	0.15	(d)	0.22	0.37	(0.15)	—	(0.35)	(0.50)	8.63	4.18	2,089	0.93	1.71	0.93	92
Year Ended March 31, 2010	11.11	0.21		(0.35)	(0.14)	(0.24)	—	(1.97)	(2.21)	8.76	(1.38)	2,314	0.89	1.98	0.89	85
Year Ended March 31, 2009	10.59	0.29		0.56	0.85	(0.30)	—	(0.03)	(0.33)	11.11	8.17	2,954	0.85	2.78	0.86	130
Year Ended March 31, 2008	10.29	0.47		0.30	0.77	(0.47)	—	—	(0.47)	10.59	7.72	3,496	0.85	4.61	0.85	134
Year Ended March 31, 2007	10.19	0.44		0.11	0.55	(0.45)	—	—	(0.45)	10.29	5.54	2,849	0.85	4.40	0.85	131
C Shares
Period Ended September 30, 2011∧	8.63	0.02	(d)	0.71	0.73	(0.02)	—	—	(0.02)	9.34	8.52	2,652	1.67	0.55	1.67	36
Year Ended March 31, 2011	8.76	0.09	(d)	0.22	0.31	(0.09)	—	(0.35)	(0.44)	8.63	3.46	2,471	1.62	1.02	1.62	92
Year Ended March 31, 2010	11.11	0.14		(0.35)	(0.21)	(0.17)	—	(1.97)	(2.14)	8.76	(2.05)	3,038	1.58	1.28	1.58	85
Year Ended March 31, 2009	10.59	0.22		0.56	0.78	(0.23)	—	(0.03)	(0.26)	11.11	7.42	3,649	1.55	2.08	1.55	130
Year Ended March 31, 2008	10.29	0.40		0.30	0.70	(0.40)	—	—	(0.40)	10.59	6.97	4,222	1.55	3.90	1.55	134
Year Ended March 31, 2007	10.19	0.37		0.11	0.48	(0.38)	—	—	(0.38)	10.29	4.81	5,121	1.55	3.67	1.55	131
U.S. Government Securities Ultra-Short Bond Fund
I Shares
Period Ended September 30, 2011∧	10.07	0.02	(d)	0.06	0.08	(0.06)	—	—	(0.06)	10.09	0.77	1,686,519	0.34	0.48	0.34	33
Year Ended March 31, 2011	10.07	0.07	(d)	0.09	0.16	(0.16)	—	—	(0.16)	10.07	1.61	1,648,792	0.33	0.73	0.33	229
Year Ended March 31, 2010	10.03	0.30		0.06	0.36	(0.32)	—	—	(0.32)	10.07	3.62	1,340,992	0.29	2.15	0.29	119
Year Ended March 31, 2009	10.03	0.41		0.01	0.42	(0.42)	—	—	(0.42)	10.03	4.29	90,675	0.28	4.00	0.32	92
Year Ended March 31, 2008	9.95	0.43		0.10	0.53	(0.45)	—	—	(0.45)	10.03	5.41	62,904	0.28	4.33	0.33	140
Year Ended March 31, 2007	9.85	0.42		0.11	0.53	(0.43)	—	—	(0.43)	9.95	5.50	34,411	0.29	4.23	0.33	141
Virginia Intermediate Municipal Bond Fund
I Shares
Period Ended September 30, 2011∧	10.21	0.17	(d)	0.43	0.60	(0.17)	—	—	(0.17)	10.64	5.88	149,303	0.63	3.19	0.63	8
Year Ended March 31, 2011	10.39	0.34	(d)	(0.11)	0.23	(0.34)	—	(0.07)	(0.41)	10.21	2.15	165,536	0.62	3.23	0.62	17
Year Ended March 31, 2010	10.22	0.37		0.19	0.56	(0.37)	—	(0.02)	(0.39)	10.39	5.58	191,537	0.61	3.56	0.61	33
Year Ended March 31, 2009	10.09	0.36		0.13	0.49	(0.36)	—	—	(0.36)	10.22	5.01	181,882	0.60	3.61	0.60	20
Year Ended March 31, 2008	10.11	0.37		(0.02)	0.35	(0.37)	—	—	(0.37)	10.09	3.51	204,507	0.60	3.65	0.60	28
Year Ended March 31, 2007	10.01	0.36		0.10	0.46	(0.36)	—	—	(0.36)	10.11	4.67	214,908	0.59	3.59	0.60	54
A Shares
Period Ended September 30, 2011∧	10.21	0.16	(d)	0.42	0.58	(0.16)	—	—	(0.16)	10.63	5.70	12,684	0.78	3.04	0.78	8
Year Ended March 31, 2011	10.39	0.32	(d)	(0.11)	0.21	(0.32)	—	(0.07)	(0.39)	10.21	2.00	12,471	0.77	3.09	0.77	17
Year Ended March 31, 2010	10.22	0.35		0.20	0.55	(0.36)	—	(0.02)	(0.38)	10.39	5.44	14,236	0.75	3.35	0.75	33
Year Ended March 31, 2009	10.09	0.35		0.13	0.48	(0.35)	—	—	(0.35)	10.22	4.85	7,619	0.75	3.46	0.75	20
Year Ended March 31, 2008	10.11	0.35		(0.02)	0.33	(0.35)	—	—	(0.35)	10.09	3.36	6,232	0.75	3.50	0.75	28
Year Ended March 31, 2007	10.01	0.35		0.10	0.45	(0.35)	—	—	(0.35)	10.11	4.52	5,395	0.74	3.43	0.75	54

See Notes to Financial Highlights and Notes to Financial Statements.

NOTES TO FINANCIAL HIGHLIGHTS

∧	Unaudited.

*	Formerly Investment Grade Bond Fund.

**	The Georgia Tax-Exempt Bond Fund’s net expense ratio and gross expense ratio includes interest expense of 0.09% incurred during the year ended March 31, 2009 with respect to investments in certain inverse floating rate securities.

#	Prior to August 1, 2009, there were no assets in Class A during the current period. Effective at the close of business July 31, 2009, Class A received assets from the conversion from Class C. The net asset value shown for the beginning of the period reflects the initial converted net asset value from Class C and the amounts shown thereafter reflect operations for Class A from August 1, 2009 through March 31, 2010.

##	Class A was operational during a portion of the year only. Amounts reflect performance for the period of time the class had operations, which was 280 days during the period for Maryland Municipal Bond Fund. The net asset value, end of period, presented for Maryland Municipal Bond Fund A Shares was as of January 6, 2009, the last day the class had shareholders.

(a)	Total return excludes sales charge. Not annualized for periods less than one year.

(b)	Annualized for periods less than one year.

(c)	Not annualized for periods less than one year.

(d)	Per share data calculated using average shares outstanding method.

(e)	Net Asset Value (“NAV”) varies from NAV reported to shareholders on March 31, 2011, as these financial statements are prepared inclusive of trade date adjustments.

(f)	Effective at the close of business on July 31, 2009, C shares converted to R shares and C shares are no longer available for purchase. The data prior to such date reflects that of C shares.

(g)	Effective at the close of business on February 12, 2009, C shares converted to R shares and C shares are no longer available for purchase. The data prior to such date reflects that of C shares.

(h)	The following table details the commencement of operations of certain classes of the indicated fund:

Fund	Class	Commencement Date

Seix Floating Rate High Income Fund	A Shares	May 8, 2006
Seix Floating Rate High Income Fund	C Shares	August 3, 2007

Amounts designated as “—” are $0 or have been rounded to $0.

NOTES TO FINANCIAL STATEMENTS
RIDGEWORTH FUNDS  September 30, 2011
(Unaudited)

1.	Organization

The RidgeWorth Funds (the “Trust”) is organized as a Massachusetts business trust under a Declaration of Trust dated January 15, 1992. The Trust is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company offering 35 funds as of September 30, 2011. The Trust is authorized to issue an unlimited number of shares without par value. The financial statements presented herein are those of the Core Bond Fund (formerly Investment Grade Bond Fund), Corporate Bond Fund, Georgia Tax-Exempt Bond Fund, High Grade Municipal Bond Fund, High Income Fund, Intermediate Bond Fund, Investment Grade Tax-Exempt Bond Fund, Limited Duration Fund, Limited-Term Federal Mortgage Securities Fund, Maryland Municipal Bond Fund, North Carolina Tax-Exempt Bond Fund, Seix Floating Rate High Income Fund, Seix High Yield Fund, Short-Term Bond Fund, Short-Term U.S. Treasury Securities Fund, Total Return Bond Fund, Ultra-Short Bond Fund, U.S. Government Securities Fund, U.S. Government Securities Ultra-Short Bond Fund and Virginia Intermediate Municipal Bond Fund (each, a “Fund” and collectively, the “Funds”). The financial statements of the remaining funds of the Trust are presented separately. The Limited Duration Fund, Ultra-Short Bond Fund and U.S. Government Securities Ultra-Short Bond Fund offer I Shares only. The Georgia Tax-Exempt Bond Fund, High Grade Municipal Bond Fund, Investment Grade Tax-Exempt Bond Fund, Maryland Municipal Bond Fund, North Carolina Tax-Exempt Bond Fund and Virginia Intermediate Bond Fund offer I Shares and A Shares. The Core Bond Fund, High Income Fund, Intermediate Bond Fund, Seix High Yield Fund and Total Return Bond Fund offer I Shares, A Shares and R Shares. The remaining Funds offer I Shares, A Shares and C Shares. The Funds’ prospectuses provide a description of each Fund’s investment objective, policies and strategies.

The assets of each Fund are segregated, and a shareholder’s interest is limited to the Fund in which shares are held. Each class of shares has identical rights and privileges, except with respect to the fees paid under the Distribution and Service Plan, voting rights on matters affecting a single class of shares and sales charges. The A Shares of the Funds (except Limited-Term Federal Mortgage Securities Fund, Seix Floating Rate High Income Fund, Short-Term Bond Fund and Short-Term U.S. Treasury Securities Fund) have a maximum sales charge on purchases of 4.75% as a percentage of original purchase price. The A Shares of the Limited-Term Federal Mortgage Securities Fund, Seix Floating Rate High Income Fund, Short-Term Bond Fund and Short-Term U.S. Treasury Securities Fund have a maximum sales charge on purchases of 2.50% as a percentage of original purchase price. Certain purchases of A Shares will not be subject to a front-end sales charge but will be subject to a contingent deferred sales charge (“CDSC”) of 0.50% if redeemed within two years of purchase. Prior to September 1, 2011, shareholders paid a deferred sales charge of 1.00% on the redemption of these A Shares within one year of purchase. Shareholders will continue to pay the 1.00% deferred sales charge if they redeem, within one year, any of the A Shares that were purchased prior to September 1, 2011. The deferred sales charge may be waived from time to time for certain broker-dealers that waive payment of compensation to them. The C Shares have a maximum CDSC of 1.00% as a percentage of either the original purchase price or the next calculated price after the Funds receive a redemption request, whichever is less, if shares are redeemed within one year of purchase. There is no sales charge on purchases of I or R Shares.

Under the Trust’s organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust. In addition, in the normal course of business, the Trust enters into contracts with its vendors and others that provide for general indemnifications. The Trust’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Trust. However, based on experience, the Trust expects that risk of loss to be remote.

2.	Significant Accounting Policies

The following is a summary of significant accounting policies followed by the Trust in the preparation of its financial statements. These policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”). The preparation of financial statements in accordance with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expense during the reporting period. The actual results could differ from these estimates.

Security Valuation — Securities listed on a securities exchange, market or automated quotation system for which quotations are readily available (except for securities traded on NASDAQ), including securities traded

NOTES TO FINANCIAL STATEMENTS (continued)
RIDGEWORTH FUNDS  September 30, 2011
(Unaudited)

over the counter, are valued at the last quoted sale price on the primary exchange or market (foreign or domestic) on which they are traded on valuation date (or at approximately 4:00 p.m. Eastern Time if a security’s primary exchange is normally open at that time) or, if there is no such reported sale on the valuation date, at the most recent quoted bid price. For securities traded on NASDAQ, the NASDAQ Official Closing Price is used. If available, debt securities are priced based upon valuations provided by independent, third-party pricing agents. Such values generally reflect the last reported sale price if the security is actively traded. The third-party pricing agents may also value debt securities at an evaluated bid price by employing methodologies that utilize actual market transactions, broker-supplied valuations, or other methodologies designed to identify the market value for such securities and such securities are considered Level 2 in the fair value hierarchy. Debt obligations with remaining maturities of sixty days or less may be valued at their amortized cost, which approximates market value. The prices for foreign securities are reported in local currency and converted to U.S. dollars at the exchange rate of such currencies against the U.S. dollar, as of the close of regular trading on the New York Stock Exchange (“NYSE”) (usually 4:00 p.m. Eastern Time), as provided by an independent, third-party pricing agent approved by the Funds’ Board of Trustees (the “Board” or “Trustees”). If a security price cannot be obtained from an independent, third-party pricing agent, the Funds’ accounting agent shall seek to obtain a bid price from at least one independent broker. Investments in other investment companies are valued at their respective net asset values.

Securities for which market prices are not “readily available” are valued in accordance with Pricing and Valuation Procedures established by the Board. The Funds’ Pricing and Valuation Procedures are performed and monitored by a Valuation Committee (the “Committee”) designated by the Board. Some of the more common reasons which may necessitate that a security be valued using Pricing and Valuation Procedures include, but are not limited to: the security’s trading has been halted or suspended; the security has been de-listed from a national exchange; the security’s primary trading market is temporarily closed at a time when under normal conditions it would be open; or the security’s primary pricing source is not able or willing to provide a price. When a security is valued in accordance with the Pricing and Valuation Procedures, the Committee determines the value after taking into consideration relevant information reasonably available to the Committee and such securities may be considered Level 3 in the fair value hierarchy.

For securities that principally trade on a foreign market or exchange, a significant gap in time can exist between the time of a particular security’s last trade and the time at which a Fund calculates its net asset value. The closing prices of such securities may no longer reflect their market value at the time the Fund calculates net asset value if an event that could materially affect the value of those securities (a “Significant Event”) has occurred between the time of the security’s last close and the time that the Fund calculates net asset value. A Significant Event may relate to a single issuer or to an entire market sector. If the investment adviser or subadviser of a Fund becomes aware of a Significant Event that has occurred with respect to a security or group of securities after the closing of the exchange or market on which the security or securities principally trade, but before the time at which the Fund calculates net asset value, it will request that a Committee Meeting be called, and the securities may be valued using the Funds’ Pricing and Valuation Procedures and such securities may be considered Level 2 in the fair value hierarchy.

Futures are valued at the settlement price established each day by the board of exchange on which they are traded. The daily settlement prices for financial futures are provided by an independent source. Using the Funds’ Pricing and Valuation Procedures, such securities may be considered Level 1 in the fair value hierarchy.

Forward foreign currency contracts are valued at the current day’s interpolated foreign exchange rate, as calculated using the current day’s spot rate, and the thirty, sixty, ninety and one-hundred eighty day forward rates and converted to U.S. dollars at the exchange rate of such currencies against the U.S. dollar, as of the close of regular trading on the NYSE (usually 4:00 p.m. Eastern Time), as provided by an independent, third-party pricing agent approved by the Board. Using the Funds’ Pricing and Valuation Procedures, such securities may be considered Level 2 in the fair value hierarchy.

Credit Default Swaps (“CDS”) are priced based upon valuations provided by an independent, third-party pricing agent approved by the Board. Such valuations are based on the market perception of the credit strength of the insured company’s debt. Inputs include data from market makers from their official books and records. Using

NOTES TO FINANCIAL STATEMENTS (continued)
RIDGEWORTH FUNDS  September 30, 2011
(Unaudited)

the Funds’ Pricing and Valuation Procedures, such securities may be considered Level 2 in the fair value hierarchy.

Interest Rate Swaps (“IRS”) are priced based upon valuations provided by an independent, third-party pricing agent approved by the Board. Inputs include data from market makers from their official books and records.

Using the Funds’ Pricing and Valuation Procedures, such securities may be considered Level 2 in the fair value hierarchy.

The Trust has a three-tier fair value hierarchy that is dependent upon the various “inputs” used to determine the value of the Funds’ investments. These inputs are summarized in the three broad levels listed below:

•	Level 1 — quoted prices in active markets for identical assets

•	Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including each Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For example, short-term debt securities that mature in 60 days or less are generally valued using amortized cost in accordance with rules under the 1940 Act. Generally, amortized cost approximates the current fair value of a security, but since the valuation is not obtained from a quoted price in an active market, such securities are reflected as Level 2. When determining the fair value of the Funds’ investments, additional consideration is given to those assets or liabilities that have experienced a decrease in the volume or level of activity or when market prices do not reflect orderly transactions.

The following is a summary of the inputs as of September 30, 2011 used to value each Fund’s securities based upon the three levels defined above:

		Level 2—
		Other	Level 3—
	Level 1—	Significant	Significant
	Quoted	Observable	Unobservable
Core Bond Fund†	Prices($)	Inputs($)	Inputs($)	Total($)

Collateralized Mortgage Obligations	—	34,266,524	—	34,266,524
Corporate Bonds[1]	—	96,055,963	—	96,055,963
U.S. Government Agency Mortgages	—	91,438,171	—	91,438,171
U.S. Treasury Obligations	—	123,599,125	—	123,599,125
Units[1]	—	—	0 [4]	0
Money Market Fund	70,167,867	—	—	70,167,867

Total Investments	70,167,867	345,359,783	0 [4]	415,527,650

Corporate Bond Fund

Corporate Bonds[1]	—	65,770,472	—	65,770,472
U.S. Treasury Obligation	—	2,240,887	—	2,240,887
Money Market Fund	8,042,223	—	—	8,042,223

Total Investments	8,042,223	68,011,359	—	76,053,582

NOTES TO FINANCIAL STATEMENTS (continued)
RIDGEWORTH FUNDS  September 30, 2011
(Unaudited)

		Level 2—
		Other	Level 3—
	Level 1—	Significant	Significant
	Quoted	Observable	Unobservable
Georgia Tax-Exempt Bond Fund	Prices($)	Inputs($)	Inputs($)		Total($)

Municipal Bonds[2]	—	140,866,521	—		140,866,521
Money Market Fund	7,038,597	—	—		7,038,597

Total Investments	7,038,597	140,866,521	—		147,905,118

High Grade Municipal Bond Fund

Municipal Bonds[2]	—	45,143,747	—		45,143,747
Money Market Fund	4,858,598	—	—		4,858,598

Total Investments	4,858,598	45,143,747	—		50,002,345

High Income Fund

Bank Loans[1]	—	15,077,611	—		15,077,611
Corporate Bonds[1]	—	373,856,577	583,006	[5]	374,439,583
Convertible Corporate Bond[1]	—	607,500	—		607,500
U.S. Treasury Obligation	—	699,986	—		699,986
Preferred Stocks[1]	7,688,639	—	—		7,688,639
Convertible Preferred Stock[1]	5,097,124	—	—		5,097,124
Warrants[1]	3,836,366	—	—		3,836,366
Units[1]	—	—	0	[4]	0
Common Stocks[1]	5,495,272	—	—		5,495,272
Short-Term Investment	—	45,288,781	—		45,288,781
Money Market Fund	18,611,544	—	—		18,611,544

Total Investments	40,728,945	435,530,455	583,006		476,842,406

Intermediate Bond Fund

Collateralized Mortgage Obligations	—	19,831,084	—		19,831,084
Corporate Bonds[1]	—	414,998,103	—		414,998,103
U.S. Government Agency Mortgages	—	88,685,212	—		88,685,212
U.S. Treasury Obligations	—	633,903,416	—		633,903,416
Units[1]	—	—	0	[4]	0
Money Market Fund	88,873,481	—	—		88,873,481

Total Investments	88,873,481	1,157,417,815	0	[4]	1,246,291,296

Investment Grade Tax-Exempt Bond Fund

Municipal Bonds[2]	—	833,878,085	—		833,878,085
Money Market Fund	88,630,256	—	—		88,630,256

Total Investments	88,630,256	833,878,085	—		922,508,341

NOTES TO FINANCIAL STATEMENTS (continued)
RIDGEWORTH FUNDS  September 30, 2011
(Unaudited)

		Level 2—
		Other	Level 3—
	Level 1—	Significant	Significant
	Quoted	Observable	Unobservable
Limited Duration Fund	Prices($)	Inputs($)	Inputs($)		Total($)
Asset-Backed Securities[1]	—	5,552,317	—		5,552,317
Collateralized Mortgage Obligations	—	12,614,523	—		12,614,523
Money Market Fund	299,934	—	—		299,934

Total Investments	299,934	18,166,840	—		18,466,774

Limited-Term Federal Mortgage Securities Fund
Collateralized Mortgage Obligations	—	8,337,512	—		8,337,512
U.S. Government Agency Mortgages	—	38,092,236	—		38,092,236
Money Market Fund	8,738,136	—	—		8,738,136

Total Investments	8,738,136	46,429,748	—		55,167,884

Maryland Municipal Bond Fund

Municipal Bonds[2]	—	19,932,725	—		19,932,725
Money Market Fund	790,832	—	—		790,832

Total Investments	790,832	19,932,725	—		20,723,557

North Carolina Tax-Exempt Bond Fund

Municipal Bonds[2]	—	48,310,361	—		48,310,361
Money Market Fund	512,600	—	—		512,600

Total Investments	512,600	48,310,361	—		48,822,961

Seix Floating Rate High Income Fund

Bank Loans[1]	—	3,063,038,002	—		3,063,038,002
Corporate Bonds[1]	—	196,780,440	216,000	[5]	196,996,440
Preferred Stocks[1]	3,733,852	—	—		3,733,852
Convertible Preferred Stock[1]	1,999,560	—	—		1,999,560
Common Stock[1]	1,614,097	—	—		1,614,097
Warrants[1]	1,423,013	—	—		1,423,013
Money Market Fund	184,209,162	—	—		184,209,162

Total Investments	192,979,684	3,259,818,442	216,000	[5]	3,453,014,126

Seix High Yield Fund

Bank Loans[1]	—	3,890,356	—		3,890,356
Corporate Bonds[1]	—	1,475,904,093	—		1,475,904,093
Preferred Stock[1]	4,092,806	—	—		4,092,806
Convertible Preferred Stock[1]	8,924,177	—	—		8,924,177
Units[1]	—	—	0	[4]	0
Short-Term Investment	—	116,538,315	—		116,538,315
Money Market Fund	130,717,900	—	—		130,717,900

Total Investments	143,734,883	1,596,332,764	0	[4]	1,740,067,647

NOTES TO FINANCIAL STATEMENTS (continued)
RIDGEWORTH FUNDS  September 30, 2011
(Unaudited)

		Level 2—
		Other	Level 3—
	Level 1—	Significant	Significant
	Quoted	Observable	Unobservable
Short-Term Bond Fund	Prices($)	Inputs($)	Inputs($)	Total($)

Asset-Backed Securities[1]	—	25,687,703	—	25,687,703
Collateralized Mortgage Obligations	—	65,810,237	—	65,810,237
Corporate Bonds[1]	—	133,693,145	—	133,693,145
Municipal Bond[2]	—	4,947,501	—	4,947,501
U.S. Government Agencies	—	18,807,247	—	18,807,247
U.S. Government Agency Mortgages	—	45,113,987	—	45,113,987
U.S. Treasury Obligation	—	11,519,644	—	11,519,644
Money Market Fund	3,128,890	—	—	3,128,890

Total Investments	3,128,890	305,579,464	—	308,708,354

Other Financial Instruments[3]
Futures Contracts	22,291	—	—	22,291

Short-Term U.S. Treasury Securities Fund

U.S. Treasury Obligations	—	19,418,981	—	19,418,981
Money Market Fund	794,821	—	—	794,821

Total Investments	794,821	19,418,981	—	20,213,802

Total Return Bond Fund

Asset-Backed Securities[1]	—	9,227,522	—	9,227,522
Collateralized Mortgage Obligations	—	113,009,130	—	113,009,130
Corporate Bonds[1]	—	187,460,767	—	187,460,767
U.S. Government Agency Mortgages	—	180,329,204	—	180,329,204
U.S. Treasury Obligations	—	276,708,844	—	276,708,844
Units[1]	—	—	0 [4]	0
Money Market Fund	84,640,082	—	—	84,640,082

Total Investments	84,640,082	766,735,467	0 [4]	851,375,549

Other Financial Instruments[3]
Interest Rate Swap Agreements	—	60,237	—	60,237
Credit Default Swap Agreements — Buy Protection	—	1,429,960	—	1,429,960
Forward Foreign Currency Contracts	—	1,532,136	—	1,532,136

Total Other Financial Instruments	—	3,022,333	—	3,022,333

NOTES TO FINANCIAL STATEMENTS (continued)
RIDGEWORTH FUNDS  September 30, 2011
(Unaudited)

		Level 2—
		Other	Level 3—
	Level 1—	Significant	Significant
	Quoted	Observable	Unobservable
Ultra-Short Bond Fund	Prices($)	Inputs($)	Inputs($)	Total($)

Asset-Backed Securities[1]	—	13,811,499	—	13,811,499
Certificate of Deposit[1]	—	1,005,525	—	1,005,525
Collateralized Mortgage Obligations	—	39,357,779	—	39,357,779
Corporate Bonds[1]	—	42,707,160	—	42,707,160
Municipal Bond[2]	—	1,109,926	—	1,109,926
U.S. Government Agencies	—	22,391,437	—	22,391,437
U.S. Government Agency Mortgages	—	12,824,508	—	12,824,508
U.S. Treasury Obligation	—	290,748	—	290,748
Money Market Fund	2,743,757	—	—	2,743,757

Total Investments	2,743,757	133,498,582	—	136,242,339

U.S. Government Securities Fund

U.S. Treasury Obligations	—	50,294,584	—	50,294,584
Money Market Fund	2,507,654	—	—	2,507,654

Total Investments	2,507,654	50,294,584	—	52,802,238

U.S. Government Securities Ultra-Short Bond Fund

Asset-Backed Security[1]	—	3,274,885	—	3,274,885
Collateralized Mortgage Obligations	—	620,424,520	—	620,424,520
U.S. Government Agency Mortgages	—	1,127,074,315	—	1,127,074,315
Money Market Fund	18,615,579	—	—	18,615,579

Total Investments	18,615,579	1,750,773,720	—	1,769,389,299

Virginia Intermediate Municipal Bond Fund

Municipal Bonds[2]	—	158,561,834	—	158,561,834
Money Market Fund	2,201,809	—	—	2,201,809

Total Investments	2,201,809	158,561,834	—	160,763,643

LIABILITIES VALUATION INPUT

		Level 2—
		Other	Level 3—
	Level 1—	Significant	Significant
	Quoted	Observable	Unobservable
High Income Fund	Prices($)	Inputs($)	Inputs($)	Total($)

Other Financial Instruments[3]
Credit Default Swap Agreement — Sell Protection	—	(720,463)	—	(720,463)

Total Return Bond

Other Financial Instruments[3]
Credit Default Swap Agreements — Sell Protection	—	(9,355,551)	—	(9,355,551)
Forward Foreign Currency Contracts	—	(1,112,395)	—	(1,112,395)

Total Other Financial Instruments	—	(10,467,946)	—	(10,467,946)

NOTES TO FINANCIAL STATEMENTS (continued)
RIDGEWORTH FUNDS  September 30, 2011
(Unaudited)

1	Please see the Schedule of Portfolio Investments for Sector or Country Classifications.

2	Please see the Schedule of Portfolio Investments for State Classification.

3	Other Financial Instruments are derivative instruments not reflected in the value of Total Investments in the Schedules of Portfolio Investments, such as credit default swaps, forward foreign currency contracts and futures, which are valued at the unrealized appreciation (depreciation) on the instrument.

4	As of September 30, 2011, the securities designated as Level 3 were fair valued using significant unobservable inputs under procedures adopted by the Board. Such valuations were based on a review of inputs such as, but not limited to, similar securities, company specific financial information, and company specific news. For each of these securities there were no changes in the valuation techniques used since the March 31, 2011 annual report. The Level 3 securities comprised 0.0% of net assets of each Fund. As such, the Level 3 roll forward and change in unrealized appreciation (depreciation) of Level 3 securities held at period end have not been presented.

5	As of September 30, 2011, the securities designated as Level 3 were fair valued using significant unobservable inputs under procedures adopted by the Board. Such valuations were based on quotations from principal market makers. The Level 3 roll forward and change in unrealized appreciation (depreciation) of these Level 3 securities held at period end is presented below.

The following is a reconciliation of investments for which significant unobservable inputs (Level 3) were used in determining fair value:

										Net Change
										In Unrealized
										Appreciation
										(Depreciation)
										from
				Change in						Investments
	Balance	Accrued	Realized	Unrealized				Transfers	Balance	Still Held
	as of	Discounts	Gain	Appreciation			Transfers	out	as of	as of
	3/31/2011	(Premiums)	(Loss)	(Depreciation)	Purchases	Sales	into Level 3	of Level 3	9/30/2011	9/30/2011

High Income Fund
Corporate Bonds	$—	$—	$—	$130,773	$539,820	$(87,587)	$—	$—	$583,006	$130,773

Seix Floating Rate High Income Fund
Corporate Bonds	$—	$—	$—	$49,290	$200,000	$(33,290)	$—	$—	$216,000	$49,290

†	Formerly Investment Grade Bond Fund.

The Funds’ policy is to disclose significant transfers between Levels based on valuations at the end of the reporting period. Each portfolio may hold securities which are periodically fair valued in accordance with the Funds’ Pricing and Valuation Procedures. This may result in movements between Level 1 and Level 2 throughout the period. There were no significant transfers between Levels 1, 2 or 3 as of September 30, 2011, based on the valuation input levels assigned to securities on March 31, 2011 for the Funds.

NOTES TO FINANCIAL STATEMENTS (continued)
RIDGEWORTH FUNDS  September 30, 2011
(Unaudited)

Security Transactions and Investment Income — Security transactions are recorded on trade date for financial reporting purposes. Interest income is recognized on an accrual basis and includes amortization or accretion of premium or discount. Costs used in determining net realized gains and losses on the sales of investment securities are those of the specific securities sold, adjusted for the accretion or amortization of purchase discount or premium during the respective holding period. Dividend income is recorded on the ex-dividend date.

Foreign Currency Translation — The books and records of the Funds are maintained in U.S. dollars. Foreign currency amounts are translated into U.S. dollars on the following basis: (i) market value of investment securities, other assets and liabilities at the current rate of exchange; and (ii) purchases and sales of investment securities, income and expenses at the relevant rates of exchange prevailing on the respective dates of such transactions. The Funds do not isolate the portion of operations resulting from changes in foreign exchange rates on investments from fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss from investments and foreign currency contracts.

Derivative and Hedging Instruments — Certain of the Funds may enter into derivative contracts for purposes of pursuing their investment objectives, to use as a substitute for a purchase or sale of a position in the underlying assets and/or as part of a strategy designed to reduce exposure to other risks. While the Funds may receive rights and warrants in connection with their investments in securities, these rights and warrants are not considered derivative instruments. Open derivative positions at September 30, 2011 are included within each applicable Fund’s Schedule of Portfolio Investments.

Forward Foreign Currency Contracts — Certain of the Funds may enter into forward foreign currency contracts. All commitments are “marked-to-market” daily at the applicable foreign exchange rate and any resulting unrealized gains or losses are recorded currently. The Funds realize gains and losses at the time forward contracts are extinguished. Unrealized gains or losses on outstanding positions in forward foreign currency contracts held at the close of the fiscal year are recognized as ordinary income or loss for U.S. federal income tax purposes. The Funds could be exposed to risk if a counterparty is unable to meet the terms of a forward foreign currency contract or if the value of the foreign currency changes unfavorably. Forward foreign currency contracts are presented within each applicable Fund’s Schedule of Portfolio Investments.

Futures Contracts — Each Fund is subject to equity price risk and interest rate risk in the normal course of pursuing its investment objective. Certain of the Funds are subject to foreign currency exchange rate risk. Certain of the Funds may use futures contracts to gain exposure to, or hedge against, changes in the value of equities, interest rates or foreign currencies caused by changes in prevailing market interest rates. With futures, there is minimal counterparty credit risk to the Fund since futures are exchange traded and the exchange’s clearinghouse, as counterparty to all exchange traded futures, guarantees the futures against default. Upon entering into a futures contract, a Fund is required to pledge to the broker an amount of cash and/or other assets equal to a certain percentage of the contract amount (initial margin deposit). Subsequent payments, known as “variation margin,” are made periodically, depending on the daily fluctuations in the fair value of the underlying security. A gain or loss equal to the variation margin is recognized at the time the futures contract is extinguished. Should market conditions move unexpectedly, a Fund may not achieve the anticipated benefits of the futures contracts and may realize a loss. The use of futures transactions involves the risk of imperfect correlation in movements in the price of futures contracts, interest rates and the underlying hedged assets. As of September 30, 2011, only Short-Term Bond Fund held open futures contracts.

Swap Agreements — Certain of the Funds may enter into swap agreements, which are two-party contracts entered into primarily by institutional investors for periods ranging from a day to more than one year. In a standard “swap” transaction, two parties agree to exchange the returns (or differentials in rates of return) earned or realized on particular predetermined investments or instruments. The gross returns to be exchanged or “swapped” between the parties are calculated based on a “notional amount,” i.e., the return on or increase in value of a particular dollar amount invested in a “basket” of securities representing a particular index. The primary risks associated with the use of swap agreements are market risk, an imperfect correlation between movements in the notional amount and the price of the underlying instruments and the inability of counterparties to fulfill their obligations under the agreement. A Fund bears the risk of loss of the amount expected to be received under a swap agreement in the event of the default or bankruptcy of a counterparty to a swap agreement.

NOTES TO FINANCIAL STATEMENTS (continued)
RIDGEWORTH FUNDS  September 30, 2011
(Unaudited)

Swap agreements typically are settled on a net basis, which means that the two payment streams are netted, with the Fund receiving or paying, as the case may be, only the net amount of the two payments. Payments may be made at the conclusion of a swap agreement, at the time a Fund enters into a swap agreement or periodically during its term. Up-front receipts and payments are recorded as deferred income (liability) or expense (asset), as the case may be, and are included in Swap Agreements, at value on the Statements of Assets and Liabilities. These upfront receipts and payments are amortized to income or expense over the life of the swap contract. Until a swap agreement is settled in cash, the gain or loss on the notional amount plus income on the instruments, less the interest paid by the Fund on the notional amount, is recorded as “unrealized appreciation or depreciation on swap agreements” and, when cash is exchanged, the gain or loss realized is recorded as “realized gains or losses on swap agreements”. A Fund’s current obligations under swap agreements (offset against any amounts owed to the Fund) will be accrued daily and any accrued but unpaid net amounts owed to a swap counterparty will be covered by segregating cash or other assets deemed to be liquid with the Fund’s custodian. Swap agreements do not involve the delivery of securities or other underlying assets. Accordingly, the risk of loss with respect to swap agreements is equal to the net amount of payments that a Fund is contractually obligated to make.

A Fund is subject to credit risk in the normal course of pursuing its investment objectives. A Fund may enter into a CDS to manage its exposure to the market or certain sectors of the market, to reduce its risk exposure to defaults of corporate and sovereign issuers, or to create exposure to corporate or sovereign issuers to which it is not otherwise exposed. CDS agreements are a specific kind of counterparty agreement designed to transfer third-party credit risk between parties. One party to the CDS is a lender and faces credit risk from a third party, while the counterparty to the CDSs agrees to insure this risk in exchange for regular periodic payments (essentially an insurance premium).

If a credit event (e.g., bankruptcy, default) occurs, as defined by the swap agreement, the party providing insurance will have to purchase the referenced obligation of the third party from the insured party. If a Fund is providing insurance, the maximum potential liability to which the Fund is subject is the notional amount of the swap agreement, which is not reflected in the Statements of Assets and Liabilities. The potential liability amount may be reduced by anticipated recovery rates of the referenced obligation of the third party, upfront premiums received and net amounts received if the Fund has also purchased a CDS where the referenced obligation of the third party is identical. CDSs are presented within each applicable Fund’s Schedule of Portfolio Investments.

A Fund is subject to interest rate risk exposure in the normal course of pursuing its investment objective. Because certain Funds hold fixed rate bonds, the value of these bonds may decrease if interest rates rise. To help hedge against this risk and to maintain its ability to generate income at prevailing market rates, a Fund may enter into interest rate swap (“IRS”) agreements. IRS agreements involve the exchange of commitments to pay and receive interest based on a notional principal amount. The risks of IRS include changes in market conditions which will affect the value of the contract or the cash flows and the possible inability of the counterparty to fulfill its obligations under the agreement. The Fund’s maximum risk of loss from counterparty credit risk is the discounted net value of the cash flows to be received from/paid to the counterparty over the contract’s remaining life, to the extent that that amount is positive. Net periodic interest payments to be received or paid are accrued daily and are recorded as realized gains or losses on the Statements of Operations. IRSs are presented within each applicable Fund’s Schedule of Portfolio Investments.

NOTES TO FINANCIAL STATEMENTS (continued)
RIDGEWORTH FUNDS  September 30, 2011
(Unaudited)

The fair value of derivative instruments not accounted for as hedging instruments on the Statements of Assets and Liabilities and the effect of derivative instruments, not accounted for as hedging instruments, on the Statements of Operations as of September 30, 2011, is presented in the table below:

			Foreign	Interest
	Credit	Equity	Exchange	Rate
	Risk	Risk	Risk	Risk	Total

Core Bond Fund**
Realized Gain (Loss)#
Forward Foreign Currency Contracts	$—	$—	$(48,410)	$—	$(48,410)
Swap Agreements	(43,963)	—	—	448,825	404,862

Total Value	$(43,963)	$—	$(48,410)	$448,825	$356,452

Change in Appreciation (Depreciation)##
Swap Agreements	$16,433	$—	$—	$—	$16,433

Total Change in Appreciation (Depreciation)	$16,433	$—	$—	$—	$16,433

Number of Contracts, Notional Amounts or Shares†
Forward Foreign Currency Contracts	$—	$—	$16,594,765	$—	$16,594,765
Swap Agreements	$4,265,000	$—	$—	$40,094,784	$44,359,784

High Income Fund
Liability Derivatives
Swap Agreements	$(720,463)	$—	$—	$—	$(720,463)

Total Value	$(720,463)	$—	$—	$—	$(720,463)

Realized Gain (Loss)#
Swap Agreements	$(114,686)	$—	$—	$—	$(114,686)

Total Realized Gain (Loss)	$(114,686)	$—	$—	$—	$(114,686)

Change in Appreciation (Depreciation)##
Swap Agreements	$(732,568)	$—	$—	$—	$(732,568)

Total Change in Appreciation (Depreciation)	$(732,568)	$—	$—	$—	$(732,568)

Number of Contracts, Notional Amounts or Shares†
Swap Agreements	$12,333,333	$—	$—	$—	$12,333,333

Intermediate Bond Fund
Realized Gain (Loss)#
Swap Agreements	$(176,889)	$—	$—	$—	$(176,889)

Total Realized Gain (Loss)	(176,889)	—	—	—	(176,889)

Change in Appreciation (Depreciation)##
Swap Agreements	$66,581	$—	$—	$—	$66,581

Total Change in Appreciation (Depreciation)	66,581	—	—	—	66,581

Number of Contracts, Notional Amounts or Shares†
Swap Agreements	$17,300,000	$—	$—	$—	$17,300,000

Short Term Bond Fund
Asset Derivatives
Futures Contracts∧∧	$—	$—	$—	$22,291	$22,291

Total Value	$—	$—	$—	$22,291	$22,291

Realized Gain (Loss)#
Futures Contracts	$—	$—	$—	$(1,896,423)	$(1,896,423)

Total Realized Gain (Loss)	$—	$—	$—	$(1,896,423)	$(1,896,423)

Change in Appreciation (Depreciation)##
Futures Contracts	$—	$—	$—	$16,276	$16,276

Total Change in Appreciation (Depreciation)	$—	$—	$—	$16,276	$16,276

Number of Contracts, Notional Amounts or Shares†
Futures Contracts	—	—	—	220	220

Total Return Bond Fund
Asset Derivatives
Forward Foreign Currency Contracts*	$—	$—	$1,532,136	$—	$1,532,136
Swap Agreements*	1,429,960	—	—	60,237	1,490,197

Total Value	$1,429,960	$—	$1,532,136	$60,237	$3,022,333

NOTES TO FINANCIAL STATEMENTS (continued)
RIDGEWORTH FUNDS  September 30, 2011
(Unaudited)

			Foreign	Interest
	Credit	Equity	Exchange	Rate
	Risk	Risk	Risk	Risk	Total

Liability Derivatives
Forward Foreign Currency Contracts∧	$—	$—	$(1,112,395)	$—	$(1,112,395)
Swap Agreements∧	(9,355,551)	—	—	—	(9,355,551)

Total Value	$(9,355,551)	$—	$(1,112,395)	$—	$(10,467,946)

Realized Gain (Loss)#
Forward Foreign Currency Contracts	$—	$—	$(159,014)	$—	$(159,014)
Swap Agreements	1,315,548	—	—	1,201,878	2,517,426

Total Realized Gain (Loss)	$1,315,548	$—	$(159,014)	$1,201,878	$2,358,412

Change in Appreciation (Depreciation)##
Forward Foreign Currency Contracts	$—	$—	$419,741	$—	$419,741
Swap Agreements	(41,222)	—	—	60,237	19,015

Total Change in Appreciation (Depreciation)	$(41,222)	$—	$419,741	$60,237	$438,756

Number of Contracts, Notional Amounts or Shares†
Forward Foreign Currency Contracts	$—	$—	$22,041,638	$—	$22,041,638
Swap Agreements	52,848,000	—	—	84,986,997	137,834,997

U.S. Government Securities Ultra-Short Bond Fund
Realized Gain (Loss)#
Futures Contracts	$—	$—	$—	$(1,734,354)	$(1,734,354)

Total Realized Gain (Loss)	$—	$—	$—	$(1,734,354)	$(1,734,354)

Number of Contracts, Notional Amounts or Shares†
Futures Contracts	—	—	—	1,000	1,000

*	Statements of Assets and Liabilities location: Investments, at value, Receivables from: open forward foreign currency contracts, or open swap agreements, at value, as applicable.

**	Formerly Investment Grade Bond Fund.

∧	Statements of Assets and Liabilities location: Payables for: open forward foreign currency contracts, or open swap agreements, at value, as applicable.

∧∧	Cumulative appreciation (depreciation) on futures contracts is reported in “Futures Contracts” below. Only current day’s variation margin, if any, is reported within the Statements of Assets and Liabilities.

#	Statements of Operations location: Amounts are included in net realized gain (loss) on: investment transactions, futures contracts, swap agreements, or foreign currency transactions, as applicable.

##	Statements of Operations location: Amounts are included in net change in unrealized appreciation (depreciation) on: investment transactions, futures contracts, swap agreements, or translation of assets and liabilities in foreign currencies, as applicable.

†	Amount(s) disclosed represent the average number of contracts for futures contracts, notional amounts for forward currency contracts and swap agreements, which is indicative of volume of this derivative type, for the months that the Fund held such derivatives during the period ended September 30, 2011.

Securities Lending — Each Fund may lend portfolio securities to brokers, dealers and other financial organizations that meet capital and other credit requirements or other criteria established by the Board. These loans may not exceed either (i) 50% of the sum of the market value of all securities of a Fund and the market value of securities purchased with cash collateral or (ii) 33.33% of the total market value of all securities of a Fund. No Fund will lend portfolio securities to its investment adviser, subadviser, or its affiliates unless it has applied for and received specific authority to do so from the Securities and Exchange Commission (“SEC”). Loans of portfolio securities are required to be fully collateralized by cash, letters of credit or U.S. government securities. The initial value of the collateral must be at least 102% of the market value of the securities loaned, if the securities loaned are U.S. securities (105% for non-U.S. securities); and maintained in an amount equal to at least 102% (103% for non-U.S. securities) thereafter. However, due to market fluctuations during the day, the value of securities loaned on a particular day may exceed the value of collateral. On each business day, the amount of collateral is adjusted based on the prior day’s market fluctuations and the current day’s lending activity. Income from lending activity is determined by the amount of interest earned on collateral, less any amounts payable to the borrowers of the securities and the lending agent. Lending securities involves certain risks, including the risk that a Fund may be delayed or prevented from recovering the collateral if the borrower fails to return the securities. A fee will be obtained from the borrower if letters of credit or U.S. government securities are used as collateral.

The joint account aggregates the cash collateral received by the Funds, providing RidgeWorth Capital Management, Inc. (the “Investment Adviser”) a pool of assets to invest in short-term investments that have a remaining maturity

NOTES TO FINANCIAL STATEMENTS (continued)
RIDGEWORTH FUNDS  September 30, 2011
(Unaudited)

of 397 days or less as calculated in accordance with Rule 2a-7 under the 1940 Act. The Funds are joint participants with other affiliated Funds of the Trust that are not presented in this report. At September 30, 2011, the cash collateral received by the Funds was pooled and invested in the following securities. Each of the Funds participating in securities lending at September 30, 2011 owned a pro-rata portion of the assets and liabilities listed below:

	Shares or
	Principal
	Amount($)	Value($)

JPMorgan U.S. Government Money Market Fund, Capital Shares, 0.01%	100,012,610	100,012,610
Merrill Lynch Tri-Party Repurchase Agreement, 0.01%, dated 09/30/11 to be repurchased on 10/03/11, repurchase price $30,000,025 (collateralized by Federal Home Loan Bank; 0.23%, due 08/28/12, total market value $30,612,245)	30,000,000	30,000,000
State Street Institutional U.S. Government Money Market Fund, Institutional Class, 0.00%	188,505,226	188,505,226

Total Investments (Cost $318,517,836)		318,517,836
Amount due to Lending Agent		(124,146)

Net Investment Value		318,393,690

The following Funds paid securities lending fees to the lending agent during the six months ended September 30, 2011, which have been netted against Income from Securities Lending on the Statements of Operations. These fees are presented below:

Fund	Fee($)

Core Bond Fund	2,500
High Income Fund	20,430
Intermediate Bond Fund	4,971
Seix High Yield Fund	62,277
Total Return Bond Fund	9,484

Repurchase Agreements — The Funds may purchase instruments from financial institutions, such as banks and broker-dealers, subject to the seller’s agreement to repurchase them at an agreed upon date and price (“repurchase agreement”). A third party custodian bank takes possession of the underlying securities (“collateral”) of a repurchase agreement, the value of which exceeds the principal amount of the repurchase transaction, including accrued interest. In the event of default on the obligation to repurchase, each Fund has the right to liquidate the collateral and apply the proceeds in satisfaction of the obligation. In the event of default or bankruptcy by the counterparty to the repurchase agreement, realization and/or retention of the collateral or proceeds may be subject to legal proceedings.

Securities Purchased on a When-Issued Basis — Delivery and payment for securities that have been purchased by a Fund on a forward commitment or when-issued basis can take place up to a month or more after the transaction date. During this period, such securities are subject to market fluctuations. The purchase of securities on a when-issued or forward commitment basis may increase the volatility of a Fund’s net asset value if the Fund makes such investments while remaining substantially fully invested. A Fund records when-issued securities on trade date and will segregate or earmark liquid assets in an amount at least equal in value to its commitments to purchase when-issued and forward commitment securities. When-issued securities and the segregated liquid assets associated with such investments are presented within each applicable Fund’s Schedule of Portfolio Investments.

TBA Purchase Commitments — The Funds may enter into “TBA” (To Be Announced) purchase commitments to purchase securities for a fixed price at a future date beyond customary settlement time. TBA purchase commitments may be considered securities in themselves, and involve a risk of loss if the value of the security to be purchased declines prior to settlement date. Unsettled TBA purchase commitments are valued at the current market value of the underlying securities, generally according to the procedures described under “Security Valuation.” TBA purchase commitments are presented within each applicable Fund’s Schedule of Portfolio Investments.

NOTES TO FINANCIAL STATEMENTS (continued)
RIDGEWORTH FUNDS  September 30, 2011
(Unaudited)

Bank Loans — Certain of the Funds may invest in first and second lien senior floating-rate loans (“bank loans”). These loans are made by banks and other large financial institutions to various companies and are senior in the borrowing companies’ capital structure. Coupon rates are floating, not fixed and are tied to a benchmark lending rate. A Fund records an investment when the borrower withdraws money and records the interest as earned. Some types of senior loans in which these Funds may invest require that an open loan for a specific amount be continually offered to a borrower. These types of senior loans, commonly referred to as revolvers, contractually obligate the lender (and therefore those with an interest in the loan) to fund the loan at the borrower’s discretion. Therefore, a Fund must have funds sufficient to cover its contractual obligation. A Fund will maintain, on a daily basis, high quality, liquid assets in an amount at least equal in value to its contractual obligation to fulfill the revolving senior loan. These unfunded loan commitments, which are marked-to-market daily, are presented within each applicable Fund’s Schedule of Portfolio Investments. At September 30, 2011, only the Seix Floating Rate High Income Fund had unfunded loan commitments.

Restricted Securities — Certain of the Funds’ investments are restricted as to resale. As of September 30, 2011, all of these restricted securities have been deemed liquid by the Funds’ Investment Adviser based upon procedures approved by the Board, unless stated otherwise in the applicable Funds’ Schedule of Portfolio Investments.

Expenses — Expenses that are directly related to a specific Fund are charged to that Fund. Class specific expenses, such as distribution fees, if any, are borne by that class. Other operating expenses of the Trust are prorated to the Funds on the basis of relative net assets or another appropriate basis.

Classes — Income, non-class specific expenses and realized/unrealized gains and losses are allocated to the respective classes within a Fund on the basis of the relative daily net assets.

Dividends and Distributions to Shareholders — Dividends and distributions to shareholders are recorded on the ex-dividend date. Dividends from net investment income are declared daily and paid monthly. Any net realized capital gains on sales of securities are distributed to shareholders at least annually. However, to the extent that net realized capital gains can be offset by capital loss carryovers, such gains will not be distributed. The amount of dividends from net investment income and of distributions from net realized gains are determined in accordance with federal income tax regulations, which may differ from GAAP.

Income Taxes — It is the policy of each Fund to continue to qualify as a regulated investment company by complying with the provisions available to certain investment companies, as defined in applicable sections of the Internal Revenue Code and to make distributions from net investment income and from net realized gains sufficient to relieve it from all, or substantially all, federal income taxes. Withholding taxes on foreign dividends have been paid or provided for in accordance with each applicable country’s tax rules and rates.

Uncertain tax positions must be recognized, measured, presented and disclosed in the financial statements. An affirmative evaluation of tax positions taken or expected to be taken in the course of preparing the Funds’ tax returns has occurred to determine whether it is more likely than not (i.e., greater than 50%) that each tax position will be sustained upon examination by a taxing authority based on the technical merits of the position. A tax position that meets the more likely than not recognition threshold is measured to determine the amount of benefit to recognize in the financial statements. Differences between tax positions taken in a tax return and amounts recognized in the financial statements will generally result in an increase in a liability for taxes payable (or a reduction of a tax refund receivable), including the recognition of any related interest and penalties as an operating expense. The determination has been made that there are no uncertain tax positions that would require the Funds to record a tax liability and therefore there is no impact to the Funds’ financial statements.

The Trust has analyzed all open tax years, as defined by the statute of limitations, for all major jurisdictions. Open tax years are those that are open for examination by taxing authorities. Major jurisdictions for the Funds include United States and certain states, as applicable, as well as certain foreign countries. As of September 30, 2011, open tax years include the tax years of March 31, 2008 through 2011. The Funds have no examinations in progress and none are expected at this time. Furthermore, management of the Funds is also not aware of any tax positions for which it is reasonably possible that the total amounts of the unrecognized tax benefits will significantly change in the next twelve months.

NOTES TO FINANCIAL STATEMENTS (continued)
RIDGEWORTH FUNDS  September 30, 2011
(Unaudited)

3.	Investment Adviser and Other Service Providers

Investment Adviser — The Trust and the Investment Adviser, a partially-owned subsidiary of SunTrust Banks, Inc. (“SunTrust”), have entered into an investment advisory agreement (“Advisory Agreement”). The subadvisers for the Funds (each a “Subadviser”) are as follows: Seix Investment Advisors LLC (“Seix”) serves as the Subadviser for the Core Bond Fund, Corporate Bond Fund, High Income Fund, Intermediate Bond Fund, Limited Duration Fund, Limited-Term Federal Mortgage Securities Fund, Seix Floating Rate High Income Fund, Seix High Yield Fund, Total Return Bond Fund and U.S. Government Securities Fund. StableRiver Capital Management LLC (“StableRiver”) serves as the Subadviser for the Georgia Tax-Exempt Bond Fund, High Grade Municipal Bond Fund, Investment Grade Tax-Exempt Bond Fund, Maryland Municipal Bond Fund, North Carolina Tax-Exempt Bond Fund, Short-Term Bond Fund, Short-Term U.S. Treasury Securities Fund, Ultra-Short Bond Fund, U.S. Government Securities Ultra-Short Bond Fund, and Virginia Intermediate Municipal Bond Fund. Seix and StableRiver are each wholly-owned subsidiaries of the Investment Adviser.

Under the terms of the Advisory Agreement, the Funds are charged annual advisory fees, which are computed daily and paid monthly based upon average daily net assets. Breakpoints are used in computing the overall annual advisory fee. The maximum annual advisory fee is charged on average daily net assets of each Fund up to $500 million. A discount of 5% applies on the next $500 million, and a discount of 10% applies on amounts over $1 billion. Fee rates for the six months ended September 30, 2011 were as follows:

			Advisory Fees	Net Annual
	Maximum Annual	Discounted Annual	Waived/Expenses	Fees
Fund	Advisory Fee(%)*	Advisory Fee(%)*	Reimbursed(%)*	Paid(%)*

Core Bond Fund**†	0.50	0.50	—	0.50
Corporate Bond Fund	0.40	0.40	—	0.40
Georgia Tax-Exempt Bond Fund	0.55	0.55	—	0.55
High Grade Municipal Bond Fund	0.55	0.55	(0.04)	0.51
High Income Fund	0.60	0.60	—	0.60
Intermediate Bond Fund	0.25	0.24	—	0.24
Investment Grade Tax-Exempt Bond Fund	0.50	0.49	—	0.49
Limited Duration Fund	0.10	0.10	—	0.10
Limited-Term Federal Mortgage Securities Fund	0.50	0.50	(0.02)	0.48
Maryland Municipal Bond Fund	0.55	0.55	(0.03)	0.52
North Carolina Tax-Exempt Bond Fund	0.55	0.55	—	0.55
Seix Floating Rate High Income Fund	0.45	0.41	—	0.41
Seix High Yield Fund	0.45	0.42	—	0.42
Short-Term Bond Fund	0.40	0.40	—	0.40
Short-Term U.S. Treasury Securities Fund	0.40	0.40	(0.16)	0.24
Total Return Bond Fund	0.25	0.25	—	0.25
Ultra-Short Bond Fund	0.22	0.22	—	0.22
U.S. Government Securities Fund	0.50	0.50	(0.00)	0.50
U.S. Government Securities Ultra-Short Bond Fund	0.20	0.19	—	0.19
Virginia Intermediate Municipal Bond Fund	0.55	0.55	—	0.55

*	Aggregate annual fees paid to the Investment Adviser, who pays the applicable Subadviser a portion of the fees for its services to the Funds.

**	Effective October 1, 2011, the Fund’s advisory fee changed to 0.25%.

†	Formerly Investment Grade Bond Fund.

Amounts designated as “—” are 0%.

The Investment Adviser and the applicable Subadviser have contractually agreed, until at least August 1, 2012, to waive fees and/or reimburse expenses for each of the following Funds to the extent necessary to maintain each Fund’s Total Annual Fund Operating Expenses (excluding, as applicable, taxes, brokerage commissions, substitute

NOTES TO FINANCIAL STATEMENTS (continued)
RIDGEWORTH FUNDS  September 30, 2011
(Unaudited)

dividend expenses on securities sold short, extraordinary expenses and indirect expenses attributable to the Fund’s investment in other funds), expressed as a percentage of average daily net assets, as noted below:

		Total Annual
		Fund Operating
Fund		Expenses(%)

High Grade Municipal Bond Fund	I Shares	0.65
High Grade Municipal Bond Fund	A Shares	0.80
Limited-Term Federal Mortgage Securities Fund	I Shares	0.66
Limited-Term Federal Mortgage Securities Fund	A Shares	0.86
Limited-Term Federal Mortgage Securities Fund	C Shares	1.66
Maryland Municipal Bond Fund	I Shares	0.65
Maryland Municipal Bond Fund	A Shares	0.80
Short-Term U.S. Treasury Securities Fund	I Shares	0.55
Short-Term U.S. Treasury Securities Fund	A Shares	0.73
Short-Term U.S. Treasury Securities Fund	C Shares	1.55

Under the Expense Limitation Agreement, the Investment Adviser may retain the difference between the Total Annual Fund Operating Expenses identified above and the actual total expenses to recapture any of its prior contractual waivers or reimbursements at a date not to exceed three years from the date of the corresponding Expense Limitation Agreement. Such repayments shall be made monthly, but only to the extent that such repayments would not cause the annualized total expense ratio to exceed the Total Annual Fund Operating Expenses in place at that time. During the six months ended September 30, 2011, the Investment Adviser did not recapture any of its prior contractual waivers or reimbursements. The Investment Adviser does not intend to recapture such amounts. As of September 30, 2011, the cumulative potential recoupments based on contractual reimbursements within three years from the date of the corresponding Expense Limitation Agreement after reductions of amounts forfeited during the current fiscal year are as follows:

	Expires
Fund	2014($)	2015($)

High Grade Municipal Bond Fund	32,038	11,053
Limited-Term Federal Mortgage Securities Fund*	—	2,779
Short-Term U.S. Treasury Securities Fund	18,813	20,353
Maryland Municipal Bond Fund*	—	3,764

Amounts designated as “—” are $0

*	Contractual Expense Caps For the Limited-Term Federal Mortgage Securities Fund and Maryland Municipal Bond Fund became effective August 1, 2011.

During the six months ended September 30, 2011, the Investment Adviser also voluntarily waived fees in certain Funds in order to maintain a more competitive expense ratio for shareholders. These voluntary waivers are not available to be recouped by the Investment Adviser in subsequent years.

The Adviser has voluntarily undertaken to reduce and/or subsidize certain expenses of the Limited-Term Federal Mortgage Securities Fund, Short-Term Bond Fund, Short-Term U.S. Treasury Securities Fund and U.S. Government Securities Fund to the extent necessary to maintain a minimum annualized yield of 0.00% for each of the Fund’s share classes. This voluntary expense reduction and/or expense subsidy may be modified or discontinued at any time without prior notice. There can be no assurance that this fee reduction will be sufficient to avoid any loss. During the period ended September 30, 2011, the Short-Term U.S. Treasury Securities Fund had voluntary reimbursements in the amount of $443.

Fund Accounting, Custody, Administration, and Transfer Agency — State Street Bank and Trust Company (“State Street Bank”) serves as the fund accounting agent and custodian for the Trust pursuant to a Custodian Agreement. The custodian is responsible for the safekeeping of the assets of the Funds and the fund accounting agent is responsible for calculating the Funds’ net asset values. State Street Bank is paid on the basis of net assets and transaction costs of the Funds. State Street Bank also serves as the Administrator for the Trust pursuant to an

NOTES TO FINANCIAL STATEMENTS (continued)
RIDGEWORTH FUNDS  September 30, 2011
(Unaudited)

Administration Agreement. State Street Bank is paid on the basis of net assets of the RidgeWorth investment company complex and fees are allocated among the series of the Trust, on the basis of relative net assets.

Boston Financial Data Services, Inc. serves as the Transfer Agent to the Trust pursuant to a Transfer Agency Agreement.

Custodian Credits — The Funds have an agreement with their custodian under which custody fees may be reduced by balance credits. These credits, if any, are shown as a reduction of total expenses on the Statements of Operations.

Distribution — The Trust and RidgeWorth Distributors LLC (the “Distributor”) are parties to a Distribution Agreement. The Distributor receives $3,500 per Fund per annum, subject to a minimum annual fee of $172,000 for its services.

In addition, with respect to the A Shares, C Shares and R Shares, the Distributor receives amounts, pursuant to a Distribution and Services Plan, based upon average daily net assets of each respective class, which are computed daily and paid monthly. These fees, expressed as a percentage of average daily net assets, for the six months ended September 30, 2011, were as follows:

	Board	Board	Board
	Approved	Approved	Approved
	and Charged	and Charged	and Charged
	A Share	C Share	R Share
	Distribution	Distribution	Distribution
	and Service	and Service	and Service
Fund	Fee(%)	Fee(%)	Fee(%)

Core Bond Fund†	0.30	N/A	0.50
Corporate Bond Fund	0.30	1.00	N/A
Georgia Tax-Exempt Bond Fund	0.15	N/A	N/A
High Grade Municipal Bond Fund	0.15	N/A	N/A
High Income Fund	0.30	N/A	0.50
Intermediate Bond Fund	0.25	N/A	0.50
Investment Grade Tax-Exempt Bond Fund	0.30	N/A	N/A
Limited-Term Federal Mortgage Securities Fund	0.20	1.00	N/A
Maryland Municipal Bond Fund	0.15	N/A	N/A
North Carolina Tax-Exempt Bond Fund	0.15	N/A	N/A
Seix Floating Rate High Income Fund	0.30	1.00	N/A
Seix High Yield Fund	0.25	N/A	0.50
Short-Term Bond Fund	0.20	1.00	N/A
Short-Term U.S. Treasury Securities Fund	0.18	1.00	N/A
Total Return Bond Fund	0.25	N/A	0.50
U.S. Government Securities Fund	0.30	1.00	N/A
Virginia Intermediate Municipal Bond Fund	0.15	N/A	N/A

†	Formerly Investment Grade Bond Fund.

Shareholder Servicing Plans — The Core Bond Fund, High Income Fund, Intermediate Bond Fund, Seix High Yield Fund, and Total Return Bond Fund have adopted a Shareholder Servicing Plan for the R Shares. Each Fund pays specified benefit plans or other financial service firms for shareholder support services they provide, at a rate of up to 0.25% of the average daily net assets of R Shares. In addition, the Core Bond Fund, Corporate Bond Fund, Intermediate Bond Fund, Investment Grade Tax-Exempt Bond Fund, Limited Duration Fund, Limited-Term Federal Mortgage Securities Fund, Seix Floating Rate High Income Fund, Seix High Yield Fund, Short-Term Bond Fund, Short-Term U.S. Treasury Securities Fund, Total Return Bond Fund, Ultra-Short Bond Fund, U.S. Government Securities Fund and U.S. Government Securities Ultra-Short Bond Fund have adopted a Shareholder Servicing Plan for the I Shares and A Shares of such Funds. Each of these Funds (or class thereof, as the case may be) may pay to financial institutions that provide certain services to the Funds, a shareholder and/or administration services fee under the Plan at an annual rate of up to 0.15% of the average daily net assets of a Fund’s I Shares or A Shares, as

NOTES TO FINANCIAL STATEMENTS (continued)
RIDGEWORTH FUNDS  September 30, 2011
(Unaudited)

applicable. The services under each of these Shareholder Servicing Plans may include, among others, providing general shareholder liaison services (including responding to shareholder inquiries), providing information on shareholder investments, and establishing and maintaining shareholder accounts and records.

Other — Each of the trustees receives an annual retainer and an additional fee for each meeting attended, plus reimbursement for certain expenses incurred. Trustees receive an additional fee for attendance at committee meetings. As of September 30, 2011, retainer and meeting fees were as follows:

	Chairman($)	Trustee($)

Annual Retainer	105,000	84,000
Regular Meeting Fee	7,875	6,300
Special Meeting Fee	4,594	3,675
Committee Meeting Fee	4,725	3,150

At a meeting held on November 15, 2011, the Board approved a 5% increase for the annual retainer and a 3% increase for each meeting fee effective January 1, 2012.

The Investment Adviser provides services to the Trust to ensure compliance with applicable laws and regulations. The Investment Adviser has designated a dedicated compliance staff and an employee to serve as Chief Compliance Officer. For the six months ended September 30, 20011, the Investment Adviser was paid $386,992 for these services. Foreside Compliance Services, LLC (“FCS”), an affiliate of the Distributor, provides CCO Support Services pursuant to a CCO Support Services Agreement and an Anti-Money Laundering Officer/ Identity Theft Prevention Officer (“AML Officer”) to the Trust under an AML Services Agreement. Foreside Management Services, LLC (“FMS”), an affiliate of the Distributor, provides a Principal Financial Officer (“PFO”) and Treasurer to the Trust under a PFO/Treasurer Services Agreement. Fees paid to FCS and FMS pursuant to these agreements are reflected on the Statements of Operations as a component of the caption “Other Fees”. Additionally, the Investment Adviser provides certain services, including the review and approval of shareholder reports filed with the SEC, the oversight and management of the Trust’s primary service providers, periodic due diligence reviews of the Trust’s primary service providers, coordination and negotiation of contracts and pricing relating to the Trust’s primary service providers, coordination, performance of due diligence, and providing of information to the Independent Trustees relating to their review and selection of prospective primary service providers to the Trust, including contract negotiations, and the coordination of quarterly and special board meetings. As compensation for providing such services, the Funds pay an annual fee to the Investment Adviser representing a previously agreed upon portion of the salaries, bonuses and benefits related to the primary employees responsible for delivering such services. For the six months ended September 30, 2011, the Investment Adviser received a fee totaling approximately $297,338 for these services.

Neither FCS nor FMS, nor any of their officers or employees who serve as an officer of the Trust, has any role in determining the Funds’ investment policies or which securities are to be purchased or sold by the Trust or its Funds. Certain officers or employees of FCS and FMS are also officers of the Trust.

The Trust has an agreement with SunTrust Robinson Humphrey, Inc., an affiliate of the Investment Adviser, which is a registered broker-dealer and a direct non-bank subsidiary of SunTrust, to act as an agent in placing repurchase agreements for the Trust. For the six months ended September 30, 2011, SunTrust Robinson Humphrey, Inc. did not receive any payments from the Funds.

Certain officers of the Trust are also officers or employees of the Investment Adviser or the above named service providers and receive no fees from the Trust for serving as officers of the Trust.

NOTES TO FINANCIAL STATEMENTS (continued)
RIDGEWORTH FUNDS  September 30, 2011
(Unaudited)

4.	Investment Transactions

The cost of security purchases and the proceeds from sales and maturities of securities, excluding securities maturing less than one year from acquisition and U.S. government securities, for the six months ended September 30, 2011, were as follows:

		Sales and
Fund	Purchases($)	Maturities($)

Core Bond Fund†	67,341,334	105,453,665
Corporate Bond Fund	31,583,497	45,301,759
Georgia Tax-Exempt Bond Fund	44,689,820	71,169,366
High Grade Municipal Bond Fund	40,615,373	47,081,876
High Income Fund	374,877,953	331,271,427
Intermediate Bond Fund	96,728,028	125,505,198
Investment Grade Tax-Exempt Bond Fund	707,330,613	854,205,380
Limited Duration Fund	8,506,050	7,136,634
Limited-Term Federal Mortgage Securities Fund	2,963,487	1,426,114
Maryland Municipal Bond Fund	1,382,689	6,328,972
North Carolina Tax-Exempt Bond Fund	5,642,930	9,261,277
Seix Floating Rate High Income Fund	1,787,019,902	1,299,813,661
Seix High Yield Fund	777,228,164	745,213,033
Short-Term Bond Fund	53,551,793	67,343,782
Total Return Bond Fund	115,197,071	134,385,154
Ultra-Short Bond Fund	39,891,834	22,349,834
U.S. Government Securities Ultra-Short Bond Fund	202,705,842	24,609,809
Virginia Intermediate Municipal Bond Fund	12,600,979	32,900,117

†	Formerly Investment Grade Bond Fund.

The cost of security purchases and proceeds from sales and maturities of U.S. government securities, excluding short-term investments, for the six months ended September 30, 2011, were as follows:

		Sales and
Fund	Purchases($)	Maturities($)

Core Bond Fund†	312,095,956	293,379,482
Corporate Bond Fund	2,237,533	—
Intermediate Bond Fund	538,471,382	684,421,270
Limited Duration Fund	—	4,636,015
Limited-Term Federal Mortgage Securities Fund	88,321,383	83,955,659
Short-Term Bond Fund	70,931,295	47,678,798
Short-Term U.S. Treasury Securities Fund	2,531,063	9,315,632
Total Return Bond Fund	517,264,475	592,038,264
Ultra-Short Bond Fund	37,884,830	24,805,418
U.S. Government Securities Fund	16,351,903	29,898,807
U.S. Government Securities Ultra-Short Bond Fund	569,430,509	493,119,429

†	Formerly Investment Grade Bond Fund.

5.	Federal Income Tax Information

The following information is presented on an income tax basis and takes into consideration differences between amounts for financial statement and income tax purposes. These “book/tax” differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature (i.e., foreign currency

NOTES TO FINANCIAL STATEMENTS (continued)
RIDGEWORTH FUNDS  September 30, 2011
(Unaudited)

transactions and return of capital on securities), such amounts are reclassified within the composition of net assets based on their U.S. federal tax-basis treatment; temporary differences do not require reclassification.

The cost of investments for federal income tax purposes is substantially the same as for financial statement purposes and aggregate gross unrealized appreciation and depreciation for securities held by the Funds at September 30, 2011 were as follows:

		Aggregate Gross	Aggregate Gross	Net Unrealized
		Unrealized	Unrealized	Appreciation
Fund	Cost($)	Appreciation($)	(Depreciation)($)	(Depreciation)($)

Core Bond Fund†	403,953,803	12,025,144	(451,297)	11,573,847
Corporate Bond Fund	72,050,839	4,232,510	(229,767)	4,002,743
Georgia Tax-Exempt Bond Fund	140,870,384	7,395,306	(360,572)	7,034,734
High Grade Municipal Bond Fund	46,309,320	3,723,065	(30,040)	3,693,025
High Income Fund	523,259,592	5,616,600	(52,033,786)	(46,417,186)
Intermediate Bond Fund	1,194,404,154	52,917,760	(1,030,618)	51,887,142
Investment Grade Tax-Exempt Bond Fund	881,775,151	41,580,114	(846,924)	40,733,190
Limited Duration Fund	18,414,678	75,620	(23,524)	52,096
Limited-Term Federal Mortgage Securities Fund	53,977,375	1,278,502	(87,993)	1,190,509
Maryland Municipal Bond Fund	19,235,821	1,487,736	—	1,487,736
North Carolina Tax-Exempt Bond Fund	46,195,196	2,660,182	(32,417)	2,627,765
Seix Floating Rate High Income Fund	3,605,363,306	8,046,694	(160,395,874)	(152,349,180)
Seix High Yield Fund	1,802,383,015	30,808,681	(93,124,049)	(62,315,368)
Short-Term Bond Fund	305,543,356	4,373,156	(1,208,158)	3,164,998
Short-Term U.S. Treasury Securities Fund	19,887,922	325,880	—	325,880
Total Return Bond Fund	815,904,768	36,222,156	(751,375)	35,470,781
Ultra-Short Bond Fund	136,425,215	687,192	(870,068)	(182,876)
U.S. Government Securities Fund	49,891,190	2,911,690	(642)	2,911,048
U.S. Government Securities Ultra-Short Bond Fund	1,750,713,969	20,362,034	(1,686,704)	18,675,330
Virginia Intermediate Municipal Bond Fund	149,593,013	11,170,630	—	11,170,630

†	Formerly Investment Grade Bond Fund.

Amounts designated as “—” are $0.

NOTES TO FINANCIAL STATEMENTS (continued)
RIDGEWORTH FUNDS  September 30, 2011
(Unaudited)

The tax character of distributions paid to shareholders during the year ended March 31, 2011 was as follows:

	Distributions paid from
	Net	Net Long			Total
	Investment	Term Capital	Tax-Exempt	Return of	Distributions
Fund	Income($)*	Gains($)**	Distributions($)***	Capital($)	Paid($)****

Core Bond Fund†	16,077,502	9,001,391	—	3,210,196	28,289,089
Corporate Bond Fund	5,841,880	2,815,302	—	—	8,657,182
Georgia Tax-Exempt Bond Fund	1,156	—	8,182,198	—	8,183,354
High Grade Municipal Bond Fund	123,953	—	2,240,279	—	2,364,232
High Income Fund	17,460,959	573,631	—	—	18,034,590
Intermediate Bond Fund	52,826,654	24,181,141	—	4,399,093	81,406,888
Investment Grade Tax-Exempt Bond Fund	22,599,106	4,892,648	30,655,850	—	58,147,604
Limited Duration Fund	184,605	—	—	—	184,605
Limited-Term Federal Mortgage Securities Fund	686,942	—	—	—	686,942
Maryland Municipal Bond Fund	587	82,367	947,774	—	1,030,728
North Carolina Tax-Exempt Bond Fund	7,703	—	2,000,357	—	2,008,060
Seix Floating Rate High Income Fund	104,270,132	—	—	—	104,270,132
Seix High Yield Fund	131,469,591	—	—	—	131,469,591
Short-Term Bond Fund	10,496,316	—	—	—	10,496,316
Short-Term U.S. Treasury Securities Fund	790,496	223,436	—	—	1,013,932
Total Return Bond Fund	39,193,984	8,591,898	—	6,002,077	53,787,959
Ultra-Short Bond Fund	1,635,244	—	—	—	1,635,244
U.S. Government Securities Fund	1,409,262	2,309,786	—	—	3,719,048
U.S. Government Securities Ultra-Short Bond Fund	24,487,223	—	—	—	24,487,223
Virginia Intermediate Municipal Bond Fund	96,868	1,193,044	6,529,486	—	7,819,398

*	Net investment income includes taxable market discount income and net short-term capital gains, if any.

**	The Funds designate as a long-term capital gain dividend, pursuant to the Internal Revenue Code Section 852(b)(3), the amount necessary to reduce earnings and profits of the Funds related to net capital gain to zero for the tax year ended March 31, 2011.

***	The Funds hereby designate these amounts as Exempt Interest Dividends.

****	Total distributions paid differ from the Statements of Changes in Net Assets because for tax purposes dividends are recognized when actually paid.

†	Formerly Investment Grade Bond Fund.

Amounts designated as “—” are $0.

NOTES TO FINANCIAL STATEMENTS (continued)
RIDGEWORTH FUNDS  September 30, 2011
(Unaudited)

As of March 31, 2011, the components of accumulated earnings (deficit) on a tax basis were as follows:

							Total
	Undistributed				Accumulated	Unrealized	Accumulated
	Tax Exempt	Ordinary	Long Term	Accumulated	Capital and	Appreciation	Earnings
Fund	Income($)	Income($)	Capital Gains($)	Earnings($)	Other Losses($)*	(Depreciation)($)**	(Deficit)($)

Core Bond Fund†	—	—	—	—	—	11,846,965	11,846,965
Corporate Bond Fund	—	—	1,982,695	1,982,695	—	5,077,062	7,059,757
Georgia Tax-Exempt Bond Fund	734,269	—	—	734,269	(7,563,859)	(1,280,157)	(8,109,747)
High Grade Municipal Bond Fund	158,115	—	—	158,115	(986,670)	1,267,419	438,864
High Income Fund	—	6,713,471	1,104,740	7,818,211	—	18,697,681	26,515,892
Intermediate Bond Fund	—	—	—	—	—	32,071,915	32,071,915
Investment Grade Tax-Exempt Bond Fund	1,918,040	—	—	1,918,040	(7,479,405)	7,314,742	1,753,377
Limited Duration Fund	—	10,547	—	10,547	(1,558,365)	84,658	(1,463,160)
Limited-Term Federal Mortgage Securities Fund	—	38,439	—	38,439	(17,243,346)	151,718	(17,053,189)
Maryland Municipal Bond Fund	23,231	—	18,814	42,045	—	348,365	390,410
North Carolina Tax-Exempt Bond Fund	87,832	—	—	87,832	(1,561,980)	(38,089)	(1,512,237)
Seix Floating Rate High Income Fund	—	17,428,773	—	17,428,773	(53,470,611)	61,377,475	25,335,637
Seix High Yield Fund	—	10,769,253	—	10,769,253	(42,069,879)	121,033,574	89,732,948
Short-Term Bond Fund	—	786,037	—	786,037	(6.923,357)	4,027,107	(2,110,213)
Short-Term U.S Treasury Securities Fund	—	28,802	8,116	36,918	—	420,061	456,979
Total Return Bond Fund	—	—	—	—	(605,350)	16,744,161	16,138,811
Ultra-Short Bond Fund	—	147,221	—	147,221	(4,361,466)	597,956	(3,616,289)
U.S. Government Securities Fund	—	817,405	228,948	1,046,353	—	700,318	1,746,671
U.S. Government Securities Ultra-Short Bond Fund	—	2,722,583	—	2,722,583	(16,901,757)	13,041,951	(1,137,223)
Virginia Intermediate Municipal Bond Fund	507,548	—	224,778	732,326	—	5,391,423	6,123,749

*	As of March 31, 2011, the Fund had net capital loss carryovers to offset future net capital gains, if any, to the extent provided by the Treasury regulations. To the extent that these carryovers are used to offset future gains, it is probable that the gains so offset will not be distributed to shareholders.

**	The differences between book-basis and tax-basis unrealized appreciation (depreciation) is attributable primarily to: tax deferral of losses on wash sales, the difference between book and tax amortization methods for premium and market discount.

†	Formerly Investment Grade Bond Fund.

Amounts designated as “—” are $0.

NOTES TO FINANCIAL STATEMENTS (continued)
RIDGEWORTH FUNDS  September 30, 2011
(Unaudited)

As of March 31, 2011, unexpired capital loss carryforwards were as follows:

	Expires
Fund	2012($)	2013($)	2014($)	2015($)	2016($)	2017($)	2018($)	2019($)

Georgia Tax-Exempt Bond Fund	—	—	—	—	91,136	2,203,117	1,455,046	—
High Grade Municipal Bond Fund	—	—	—	—	—	986,670	—	—
Limited Duration Fund	—	—	—	—	—	456,500	1,101,865	—
Limited-Term Federal Mortgage Securities Fund	1,719,512	3,272,116	5,208,560	4,062,767	2,980,391	—	—	—
North Carolina Tax-Exempt Bond Fund	—	—	—	—	263,852	612,831	—	—
Seix Floating Rate High Income Fund	—	—	—	—	—	24,483,267	28,987,344	—
Seix High Yield Fund	—	—	—	—	—	10,912,234	31,157,645	—
Short-Term Bond Fund	22,176	353,325	46,842	1,052,320	—	887,687	4,561,007	—
Ultra-Short Bond Fund	494,460	548,433	572,772	667,058	—	202,726	1,362,740	451,224
U.S. Government Securities Ultra-Short Bond Fund	296,564	393,173	272,349	150,450	—	—	699,858	10,094,590

Amounts designated as “—” are $0.

Capital loss carryforwards may be applied to offset future realized capital gains and may thus reduce future capital gain distributions.

During the year ended March 31, 2011, the following Funds utilized capital loss carryforwards as follows:

Fund	Amount($)

Corporate Bond Fund	7,260,870
Georgia Tax-Exempt Bond Fund	834,175
High Grade Municipal Bond Fund	841,212
High Income Fund	4,123,143
Limited Duration Fund	121,982
Limited-Term Federal Mortgage Securities Fund	972,854
Maryland Municipal Bond Fund	219,019
North Carolina Tax-Exempt Bond Fund	77,016
Seix Floating Rate High Income Fund	16,386,787
Seix High Yield Fund	84,226,217
Short-Term Bond Fund	3,739,272

The Short-Term Bond Fund had $3,728,733 of capital loss carryforwards that expired in fiscal year 2011.

NOTES TO FINANCIAL STATEMENTS (continued)
RIDGEWORTH FUNDS  September 30, 2011
(Unaudited)

Net capital losses incurred after October 31, and within the taxable year are deemed to arise on the first business day of the Funds’ next taxable year. During the year ended March 31, 2011, the following Funds had net capital losses:

Fund	Amount($)

Georgia Tax-Exempt Bond Fund	3,814,560
Investment Grade Tax-Exempt Bond Fund	7,479,405
North Carolina Tax-Exempt Bond Fund	685,297
Total Return Bond Fund	605,350
Ultra-Short Bond Fund	62,053
U.S. Government Securities Ultra-Short-Bond Fund	4,994,773

On December 22, 2010, the Regulated Investment Company Modernization Act of 2010 (the “Act”) was enacted. Under the Act, net capital losses may be carried forward indefinitely, and their character is retained as short-term and/or long-term losses. Previously, net capital losses were carried forward for eight years and treated as short-term losses. As a transition rule, the Act requires that post-enactment net capital losses be used before pre-enactment net capital losses. As a result of this ordering rule, pre-enactment capital loss carryforwards may expire unused, whereas under the previous rules these losses may have been utilized. This change is effective for fiscal years beginning after the date of enactment.

6.	Risks

The prices of the Funds’ fixed income securities respond to economic developments, particularly interest rate changes, as well as to perceptions about the creditworthiness of individual issuers, including governments. Generally, the Funds’ fixed income securities will decrease in value if interest rates rise and vice versa, and the volatility of lower-rated securities is even greater than that of higher-rated securities. Also, longer-term securities are generally more volatile, so the average maturity or duration of these securities affects risk.

Certain Funds invest in high yield corporate, government, and other debt instruments of U.S. and non-U.S. issuers. High yield securities involve greater risk of default or downgrade and are more volatile than investment grade securities.

Certain of the Funds may invest in first and second lien senior floating rate loans. The risk associated with floating rate loans is similar to the risks of below investment grade securities. In addition, the value of the collateral securing the loan may decline, causing a loan to be substantially unsecured. Difficulty in selling a floating rate loan may result in a loss. Borrowers may pay back principal before the scheduled due date when interest rates decline, which may require the Fund to replace a particular loan with a lower-yielding security. There may be less extensive public information available with respect to loans than for rated, registered or exchange listed securities. The Fund may assume the credit risk of the primary lender in addition to the borrower, and investments in loan assignments may involve the risks of being a lender.

Certain of the Funds may invest in securities of foreign issuers in various countries. Investments in securities of foreign issuers carry certain risks not ordinarily associated with investments in securities of U.S. issuers. These risks include future political and economic developments, and the possible imposition of exchange controls or other foreign governmental laws and restrictions. In addition, with respect to certain countries, there is a possibility of expropriation of assets, confiscatory taxation, political or social instability or diplomatic developments, which could adversely affect investments in those countries. Emerging market countries are countries that the World Bank or the United Nations considers to be emerging or developing. Emerging markets may be more likely to experience political turmoil or rapid changes in market or economic conditions than more developed countries. In addition, the financial stability of issuers, including governments, in emerging market countries may be more precarious than in other countries. As a result, there will tend to be an increased risk of price volatility associated with a Fund’s investments in emerging market countries, which may be magnified by currency fluctuations relative to the U.S. dollar.

NOTES TO FINANCIAL STATEMENTS (concluded)
RIDGEWORTH FUNDS  September 30, 2011
(Unaudited)

A Fund’s concentration of investments in securities of issuers located in a specific region subjects that Fund to the economic and government policies of the region and may increase risk versus that of a fund whose investments are more diversified.

Certain of the Funds invest in securities whose value is derived from an underlying pool of mortgages or consumer loans. Prepayment of these loans shortens the stated maturity of these respective obligations and may result in a loss of premium, if any has been paid. Estimates of such prepayments are used to calculate expected maturity dates and a Fund’s average duration.

Certain securities are backed by letters of credit from various financial institutions and financial guaranty assurance agencies. These letters of credit enhance the credit quality of the individual securities; however, if any of the financial institutions or financial guaranty assurance agencies’ credit quality should deteriorate, it could cause the individual security’s credit quality to change. Additionally, if any of the Funds concentrate their letters of credit in any one financial institution, the risk of the Fund’s overall credit quality deterioration increases.

Certain Funds hold certain securities the issuer of which operates under a congressional charter. These securities (Federal Home Loan Mortgage Corporation, Federal Home Loan Bank, Federal Agricultural Mortgage Corporation and Federal National Mortgage Association) are neither issued nor guaranteed by the U.S. government. If needed, access to additional funding from the U.S. Treasury (beyond the issuer’s line of credit), would require congressional action.

Please refer to each Fund’s prospectus for a complete description of risks associated with the Fund.

7.	New Accounting Pronouncements

In May 2011, the Financial Accounting Standards Board issued ASU No. 2011-04 “Amendments to Achieve Common Fair Value Measurement and Disclosure Requirements in U.S. GAAP and International Financial Reporting Standards (“IFRSs”).” ASU 2011-04 includes common requirements for measurement of and disclosure about fair value between U.S. GAAP and IFRS. ASU 2011-04 will require reporting entities to make disclosures about amounts and reasons for all transfers in and out of Level 1 and Level 2 fair value measurements. In addition, ASU 2011-04 will require reporting entities to disclose the following information for fair value measurements categorized within Level 3 of the fair value hierarchy: quantitative information about the unobservable inputs used in the fair value measurement, the valuation processes used by the reporting entity and a narrative description of the sensitivity of the fair value measurement to changes in unobservable inputs and the interrelationships between those unobservable inputs. The new and revised disclosures are effective for interim and annual reporting periods beginning after December 15, 2011. Management is currently evaluating the implications of ASU No. 2011-04 and its impact on the financial statements.

8.	Subsequent Events

Management has evaluated subsequent events through the date these financial statements were issued for purposes of recognition or disclosure in the financial statements. Management has determined that, except as set forth below, there are no material events that would require disclosure in the Funds’ financial statements through this date.

At a meeting held on August 9, 2011, the Board approved modifications to the investment objective, investment strategies and benchmark index for the RidgeWorth Core Bond Fund (formerly known as the RidgeWorth Investment Grade Bond Fund), effective September 30, 2011.

TRUSTEES AND OFFICERS OF THE RIDGEWORTH FUNDS
RIDGEWORTH FUNDS  September 30, 2011
(Unaudited)

Information pertaining to the Trustees is set forth below. The Trust’s statement of additional information includes additional information about the Trustees and is available without charge by calling 1-888-784-3863.

				Number of
		Term of		Portfolios in the	Other
	Position	Office and	Principal	RidgeWorth Complex	Directorships
	Held with	Length of	Occupation(s)	Overseen by	Held By Trustee
Name and Age	the Trust	Time Served	During the Past 5 Years	Trustees	During the Past 5 Years
Jeffrey M. Biggar Age: 61	Trustee	Indefinite; since 2007	Managing Director, Little Mountain Group, LLC (an independent Registered Investment Advisor consulting firm) (since 2011); Chief Operating Officer, Cedar Brook Financial Partners LLC (2008-2010); Chief Executive Officer and Senior Managing Director, Sterling (National City Corp.) (2000-2006).	35	GenSpring Trust

George C. Guynn Age: 68	Trustee	Indefinite; since 2008	Retired. President (1996-2006) and Chief Executive Officer (1995-2006) Federal Reserve Bank of Atlanta.	35	Genuine Parts Company; Oxford Industries; John Wieland Homes and Neighborhoods Inc.; Acuity Brands Inc.; GenSpring Trust

Sidney E. Harris Age: 62	Trustee	Indefinite; since 2004	Professor (since 1997), Dean (1997-2004), J. Mack Robinson College of Business, Georgia State University.	35	Total System Services, Inc.; GenSpring Trust

Warren Y. Jobe Age: 70	Trustee	Indefinite; since 2004	Retired. Executive Vice President and Chief Financial Officer, Georgia Power Company (1982-1998) and Senior Vice President, Southern Company (1998-2001).	35	WellPoint, Inc; UniSource Energy Corp.

Connie D. McDaniel Age: 53	Trustee	Indefinite; since 2005	Vice President, Chief of Internal Audit, Corporate Audit Department (since 2009); Vice President Global Finance Transformation (2007-2009); Vice President and Controller (1999-2007), The Coca-Cola Company.	35	None

Clarence H. Ridley Age: 69	Trustee	Indefinite; since 2001	Chairman Emeritus (since 2010); Chairman, Havertys Furniture Companies (2001-2010).	35	Crawford & Co.; Havertys Furniture Companies

TRUSTEES AND OFFICERS OF THE RIDGEWORTH FUNDS (concluded)
RIDGEWORTH FUNDS  September 30, 2011
(Unaudited)

Information pertaining to the Officers of the Trust is set forth below.

Term of
	Position(s)	Office and
	Held with	Length of	Principal Occupation(s)
Name, Address and Age	the Trust	Time Served	During the Past 5 Years
Julia R. Short Age: 38	President and Chief Executive Officer	One year; since 2007	Managing Director, Product Manager, RidgeWorth Investments. (since 2004); Relationship Manager, SEI Investments (financial services) (1994-2004).

Joseph M. O’Donnell Age: 56	Executive Vice President and Chief Compliance Officer	One year; since April 2011	Chief Compliance Officer of the ING Funds (2004-2011); Executive Vice President of the ING Funds (2004-2011); Chief Compliance Officer of ING Investments, LLC (2006-2008 and October 2009-2011); and Investment Advisor Chief Compliance Officer, Directed Services LLC (2006-2008 and 2009-2011). Formerly, Investment Advisor Chief Compliance Officer, ING Life Insurance and Annuity Company (2006).

Cynthia L. Morse-Griffin Foreside Management Services, LLC Three Canal Plaza, Suite 100 Portland, ME 04101 Age: 35	Treasurer; Chief Financial Officer and Chief Accounting Officer	One year; since 2010	Fund Principal Financial Officer, Foreside Management Services, LLC (2008-present); Assistant Vice President, Citigroup Fund Services, LLC (2001-2008).

Alan Otis State Street Bank and Trust Co. 4 Copley Place, 5th Fl. Boston, MA 02116 Age: 40	Assistant Treasurer	One year; since 2010	Vice President, State Street Bank and Trust Company (since 1995).*

James Bacik State Street Bank and Trust Co. 4 Copley Place, 5th Fl. Boston, MA 02116 Age: 36	Assistant Treasurer	One year; since 2010	Assistant Vice President, State Street Bank and Trust Company (since 2001).*

James M. Atwood Foreside Compliance Services, LLC Three Canal Plaza, Suite 100 Portland, ME 04101 Age: 45	Anti-Money Laundering Officer and Identity Theft Prevention Officer	One year; since 2010	Compliance Analyst, Foreside Compliance Services, LLC (since 2007); personal sabbatical (2004-2007); Attorney, Pierce Atwood (law firm) (2001-2004).

Julie Tedesco State Street Bank and Trust Company Mailstop CPH 0326 4 Copley Place Boston, MA 02116 Age: 53	Secretary and Chief Legal Officer	One year; since 2010	Senior Vice President and Senior Managing Counsel, State Street Bank and Trust Company (since 2000).*

Odeh Stevens State Street Bank and Trust Company Mailstop JHT 1732 200 Clarendon Street Boston, MA 02116 Age: 42	Assistant Secretary	One year; since 2010	Vice President and Counsel, State Street Bank and Trust Company (since 2005). Legal Product Manager, Fidelity Investments (2000-2005).

*	During the period indicated the Officer has held various positions at State Street Bank and Trust Company and has provided his or her current title.

ADDITIONAL INFORMATION
RIDGEWORTH FUNDS  September 30, 2011
(Unaudited)

Expense Examples

As a shareholder of the Funds, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchases; and (2) ongoing costs, including management fees, 12b-1 distribution and/or service fees, and other Fund expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the RidgeWorth Funds and to compare these costs with the ongoing costs of investing in other mutual funds.

These examples are based on an investment of $1,000 invested at the beginning of the period and held for the entire period from April 1, 2011 through September 30, 2011.

Actual Expenses

The table below provides information about actual account values and actual expenses. You may use the information below, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

		Beginning	Ending	Expenses Paid	Expense Ratio
		Account Value	Account Value	During Period*	During Period**
Fund	Class	04/01/11($)	09/30/11($)	04/01/11-09/30/11($)	04/01/11-09/30/11(%)

Core Bond Fund†	I Shares	1,000.00	1,084.50	3.18	0.61
	A Shares	1,000.00	1,081.90	4.79	0.92
	R Shares	1,000.00	1,079.70	6.92	1.33
Corporate Bond Fund	I Shares	1,000.00	1,061.30	3.14	0.61
	A Shares	1,000.00	1,058.40	4.79	0.93
	C Shares	1,000.00	1,056.20	8.12	1.58
Georgia Tax-Exempt Bond Fund	I Shares	1,000.00	1,079.10	3.27	0.63
	A Shares	1,000.00	1,077.10	4.05	0.78
High Grade Municipal Bond Fund	I Shares	1,000.00	1,084.10	3.33	0.64
	A Shares	1,000.00	1,084.30	4.17	0.80
High Income Fund	I Shares	1,000.00	920.20	3.31	0.69
	A Shares	1,000.00	917.60	4.75	0.99
	R Shares	1,000.00	915.70	6.70	1.40
Intermediate Bond Fund	I Shares	1,000.00	1,053.00	1.85	0.36
	A Shares	1,000.00	1,051.60	3.18	0.62
	R Shares	1,000.00	1,049.30	5.43	1.06
Investment Grade Tax-Exempt Bond Fund	I Shares	1,000.00	1,066.60	3.10	0.60
	A Shares	1,000.00	1,066.00	4.49	0.87
Limited Duration Fund	I Shares	1,000.00	1,003.00	1.20	0.24

Limited-Term Federal Mortgage Securities Fund	I Shares	1,000.00	1,057.40	3.39	0.66
	A Shares	1,000.00	1,055.50	4.42	0.86
	C Shares	1,000.00	1,052.10	8.52	1.66
Maryland Municipal Bond Fund	I Shares	1,000.00	1,076.00	3.58	0.69

	A Shares	1,000.00	1,075.20	4.36	0.84
North Carolina Tax-Exempt Bond Fund	I Shares	1,000.00	1,077.80	3.38	0.65
	A Shares	1,000.00	1,077.10	4.21	0.81
Seix Floating Rate High Income Fund	I Shares	1,000.00	968.00	2.56	0.52
	A Shares	1,000.00	966.60	3.98	0.81
	C Shares	1,000.00	962.30	7.36	1.50
Seix High Yield Fund	I Shares	1,000.00	941.20	2.57	0.53
	A Shares	1,000.00	939.90	3.73	0.77
	R Shares	1,000.00	936.70	6.20	1.28
Short-Term Bond Fund	I Shares	1,000.00	1,007.40	2.46	0.49
	A Shares	1,000.00	1,006.30	3.51	0.70
	C Shares	1,000.00	1,002.40	7.46	1.49

ADDITIONAL INFORMATION (continued)
RIDGEWORTH FUNDS  September 30, 2011
(Unaudited)

		Beginning	Ending	Expenses Paid	Expense Ratio
		Account Value	Account Value	During Period*	During Period**
Fund	Class	04/01/11($)	09/30/11($)	04/01/11-09/30/11($)	04/01/11-09/30/11(%)

Short-Term U.S. Treasury Securities Fund	I Shares	1,000.00	1,010.60	2.76	0.55
	A Shares	1,000.00	1,009.70	3.67	0.73
	C Shares	1,000.00	1,005.60	7.72	1.54
Total Return Bond Fund	I Shares	1,000.00	1,073.50	1.81	0.35
	A Shares	1,000.00	1,072.30	3.11	0.60
	R Shares	1,000.00	1,070.60	4.61	0.89
Ultra-Short Bond Fund	I Shares	1,000.00	999.50	1.55	0.31

U.S. Government Securities Fund	I Shares	1,000.00	1,090.60	3.50	0.67
	A Shares	1,000.00	1,088.90	5.17	0.99
	C Shares	1,000.00	1,085.20	8.71	1.67
U.S. Government Securities Ultra-Short Bond Fund	I Shares	1,000.00	1,007.70	1.71	0.34

Virginia Intermediate Municipal Bond Fund	I Shares	1,000.00	1,058.80	3.24	0.63
	A Shares	1,000.00	1,057.00	4.01	0.78

*	Expenses are equal to the average account value times the Fund’s annualized expense ratio multiplied by the number of days (183) in the most recent fiscal half-year divided by the number of days in the fiscal year (366).

**	Annualized.

†	Formerly Investment Grade Bond Fund.

Hypothetical Example

The table below provides information about hypothetical account values and hypothetical expenses based on each RidgeWorth Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) or redemption fees. Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

		Beginning	Ending	Expenses Paid	Expense Ratio
		Account Value	Account Value	During Period*	During Period**
Fund	Class	04/01/11($)	09/30/11($)	04/01/11-09/30/11($)	04/01/11-09/30/11(%)

Core Bond Fund†	I Shares	1,000.00	1,021.95	3.08	0.61
	A Shares	1,000.00	1,020.40	4.65	0.92
	R Shares	1,000.00	1,018.35	6.71	1.33
Corporate Bond Fund	I Shares	1,000.00	1,021.95	3.08	0.61
	A Shares	1,000.00	1,020.35	4.70	0.93
	C Shares	1,000.00	1,017.10	7.97	1.58
Georgia Tax-Exempt Bond Fund	I Shares	1,000.00	1,021.85	3.18	0.63
	A Shares	1,000.00	1,021.10	3.94	0.78
High Grade Municipal Bond Fund	I Shares	1,000.00	1,021.80	3.23	0.64
	A Shares	1,000.00	1,021.00	4.04	0.80
High Income Fund	I Shares	1,000.00	1,021.55	3.49	0.69
	A Shares	1,000.00	1,020.05	5.00	0.99
	R Shares	1,000.00	1,018.00	7.06	1.40
Intermediate Bond Fund	I Shares	1,000.00	1,023.20	1.82	0.36
	A Shares	1,000.00	1,021.90	3.13	0.62
	R Shares	1,000.00	1,019.70	5.35	1.06
Investment Grade Tax-Exempt Bond Fund	I Shares	1,000.00	1,022.00	3.03	0.60
	A Shares	1,000.00	1,020.65	4.39	0.87
Limited Duration Fund	I Shares	1,000.00	1,023.80	1.21	0.24

ADDITIONAL INFORMATION (concluded)
RIDGEWORTH FUNDS  September 30, 2011
(Unaudited)

		Beginning	Ending	Expenses Paid	Expense Ratio
		Account Value	Account Value	During Period*	During Period**
Fund	Class	04/01/11($)	09/30/11($)	04/01/11-09/30/11($)	04/01/11-09/30/11(%)

Limited-Term Federal Mortgage Securities Fund	I Shares	1,000.00	1,021.70	3.34	0.66
	A Shares	1,000.00	1,020.70	4.34	0.86
	C Shares	1,000.00	1,016.70	8.37	1.66
Maryland Municipal Bond Fund	I Shares	1,000.00	1,021.55	3.49	0.69
	A Shares	1,000.00	1,020.80	4.24	0.84
North Carolina Tax-Exempt Bond Fund	I Shares	1,000.00	1,021.75	3.29	0.65
	A Shares	1,000.00	1,020.95	4.09	0.81
Seix Floating Rate High Income Fund	I Shares	1,000.00	1,022.40	2.63	0.52
	A Shares	1,000.00	1,020.95	4.09	0.81
	C Shares	1,000.00	1,017.50	7.57	1.50
Seix High Yield Fund	I Shares	1,000.00	1,022.35	2.68	0.53
	A Shares	1,000.00	1,021.15	3.89	0.77
	R Shares	1,000.00	1,018.60	6.46	1.28
Short-Term Bond Fund	I Shares	1,000.00	1,022.50	2.48	0.49
	A Shares	1,000.00	1,021.50	3.54	0.70
	C Shares	1,000.00	1,017.55	7.52	1.49
Short-Term U.S. Treasury Securities Fund	I Shares	1,000.00	1,022.25	2.78	0.55
	A Shares	1,000.00	1,021.35	3.69	0.73
	C Shares	1,000.00	1,017.30	7.77	1.54
Total Return Bond Fund	I Shares	1,000.00	1,023.25	1.77	0.35
	A Shares	1,000.00	1,022.00	3.03	0.60
	R Shares	1,000.00	1,020.55	4.50	0.89
Ultra-Short Bond Fund	I Shares	1,000.00	1,023.45	1.57	0.31

U.S. Government Securities Fund	I Shares	1,000.00	1,021.65	3.39	0.67
	A Shares	1,000.00	1,020.05	5.00	0.99
	C Shares	1,000.00	1,016.65	8.42	1.67
U.S. Government Securities Ultra-Short Bond Fund	I Shares	1,000.00	1,023.30	1.72	0.34

Virginia Intermediate Municipal Bond Fund	I Shares	1,000.00	1,021.85	3.18	0.63
	A Shares	1,000.00	1,021.10	3.94	0.78

*	Expenses are equal to the average account value times the Fund’s annualized expense ratio multiplied by the number of days (183) in the most recent fiscal half-year divided by the number of days in the fiscal year (366).

**	Annualized.

†	Formerly Investment Grade Bond Fund.

Proxy Voting Information

Information regarding the policies and procedures that the Funds use to determine how to vote proxies relating to portfolio securities is available without charge, upon request, by calling 1-888-784-3863. The information also is included in the Funds’ Statement of Additional Information, which is available on the Funds’ website at www.ridgeworth.com and on the Securities and Exchange Commission’s (“SEC”) website at www.sec.gov.

Information relating to how each Fund voted proxies relating to portfolio securities held during the most recent twelve months ended June 30 is available on the Funds’ website at www.ridgeworth.com and on the SEC’s website at www.sec.gov.

Quarterly Portfolio Holdings Information

The Funds file their complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The Funds’ Forms N-Q are available free of charge on the SEC’s website at www.sec.gov. You may also review or, for a fee, copy those documents by visiting the SEC’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling the SEC at 1-800-SEC-0330.

Investment Adviser:

RidgeWorth Investments
3333 Piedmont Road, NE, Suite 1500
Atlanta, GA 30305
www.ridgeworth.com

Investment Subadvisers:

Seix Investment Advisors LLC
10 Mountainview Road, Suite C-200
Upper Saddle River, NJ 07458
www.seixadvisors.com

StableRiver Capital Management LLC
3333 Piedmont Road, NE, Suite 1500
Atlanta, GA 30305
www.stableriver.com
This information must be preceded or accompanied by a current prospectus for each Fund described. An investor should consider a Fund’s investment objectives, risks, charges and expenses carefully before investing or sending money. This and other important information about RidgeWorth Funds can be found in the Funds’ prospectus. For additional information, please call 1-888-784-3863, or visit www.ridgeworth.com. Please read the prospectus carefully before investing.
Distributor:
RidgeWorth Distributors LLC

Not FDIC Insured • No Bank Guarantee • May Lose Value

Collective Strength Individual Insight is a federally registered service mark of RidgeWorth Investments
RFSAR-FI-0911 11/11

Item 2. Code of Ethics.
Not applicable.
Item 3. Audit Committee Financial Expert.
Not applicable.
Item 4. Principal Accountant Fees and Services.
Not applicable.
Item 5. Audit Committee of Listed Registrants.
Not applicable.
Item 6. Schedule of Investments.
(a)	Schedule of Investments is included as a part of the reports to shareholders filed under Item 1 of this Form N-CSR.
(b)	Not applicable.
Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.
Not applicable.
Item 8. Portfolio Managers of Closed-End Investment Companies.
Not applicable.
Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.
Not applicable.
Item 10. Submission of Matters to a Vote of Security Holders.
The Board of Trustees has not adopted formal procedures by which shareholders may recommend nominees to the Board of Trustees.

Item 11. Controls and Procedures.
(a) The Registrant’s principal executive officer and principal financial officer have concluded, based on their evaluation of the Registrant’s disclosure controls and procedures as conducted within 90 days of the filing date of this report, that these disclosure controls and procedures are adequately designed and are operating effectively to ensure that information required to be disclosed by the Registrant on Form N-CSR is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms.
(b) There were no changes in the Registrant’s internal control over financial reporting that occurred during the second fiscal quarter of the period covered by this report that have materially affected or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.
Item 12. Exhibits.

(a)	(1)	Not applicable.

	(2)	The certifications required by Rule 30a-2(a) of the 1940 Act are attached hereto.

	(3)	Not applicable.
(b) The certifications required by Rule 30a-2(b) of the 1940 Act and Section 906 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.
RIDGEWORTH FUNDS

By:	/s/ Julia Short Julia Short
President

Date:	December 6, 2011
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ Julia Short Julia Short
President

Date:	December 6, 2011

By:	/s/ Cynthia L. Morse-Griffin Cynthia L. Morse-Griffin
Treasurer

Date:	December 6, 2011